UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07257

SEI Institutional Investments Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: May 31, 2024

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

November 30, 2023

SEMI-ANNUAL REPORT

SEI Institutional Investments Trust

❯	Large Cap Fund

❯	Large Cap Disciplined Equity Fund

❯	Large Cap Index Fund

❯	S&P 500 Index Fund

❯	Extended Market Index Fund

❯	Small Cap Fund

❯	Small Cap II Fund

❯	Small/Mid Cap Equity Fund

❯	U.S. Equity Factor Allocation Fund

❯	U.S. Managed Volatility Fund

❯	Global Managed Volatility Fund

❯	World Equity Ex-US Fund

❯	Screened World Equity Ex-US Fund

❯	World Select Equity Fund

❯	Emerging Markets Equity Fund

❯	Opportunistic Income Fund

❯	Core Fixed Income Fund

❯	High Yield Bond Fund

❯	Long Duration Fund

❯	Long Duration Credit Fund

❯	Ultra Short Duration Bond Fund

❯	Emerging Markets Debt Fund

❯	Real Return Fund

❯	Limited Duration Bond Fund

❯	Intermediate Duration Credit Fund

❯	Dynamic Asset Allocation Fund

❯	Multi-Asset Real Return Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments/Consolidated Schedules of Investments	1
Glossary	425
Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities	426
Statements of Operations/Consolidated Statements of Operations	432
Statements of Changes in Net Assets/Consolidated Statements of Changes in Net Assets	438
Consolidated Statement of Cash Flows	446
Financial Highlights/Consolidated Financial Highlights	447
Notes to Financial Statements/Notes to Consolidated Financial Statements	452
Disclosure of Fund Expenses	493
Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements	495

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at https://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Communication Services — 7.5%
Alphabet Inc, Cl A *	27,187	$3,603
Alphabet Inc, Cl C *	75,892	10,163
AT&T Inc	300,850	4,985
BCE Inc (A)	65,612	2,584
Comcast Corp, Cl A	151,605	6,351
Electronic Arts Inc	5,409	747
Fox Corp	44,900	1,326
Liberty Media Corp-Liberty Formula One, Cl C *	13,862	882
Meta Platforms Inc, Cl A *	24,299	7,949
Netflix Inc *	4,960	2,351
New York Times Co/The, Cl A	5,225	246
Nexstar Media Group Inc, Cl A	16,320	2,316
Pinterest Inc, Cl A *	47,176	1,607
Spotify Technology SA *	7,763	1,437
TEGNA Inc	26,800	411
Telephone and Data Systems Inc	3,072	61
Trade Desk Inc/The, Cl A *	4,942	348
Verizon Communications Inc	86,947	3,333
Walt Disney Co/The *	44,947	4,166
Warner Music Group, Cl A	6,390	212

		55,078
Consumer Discretionary — 9.2%
Amazon.com Inc *	102,848	15,025
American Eagle Outfitters Inc	22,327	425
AutoNation Inc *	5,400	731
AutoZone Inc *	201	525
Best Buy Co Inc	6,500	461
Booking Holdings Inc *	373	1,166
Burlington Stores Inc *	2,977	505
Capri Holdings Ltd *	7,200	349
DoorDash Inc, Cl A *	5,737	539
DR Horton Inc	10,446	1,334

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
DraftKings Inc, Cl A *	16,207	$620
Duolingo Inc, Cl A *	567	120
eBay Inc	23,000	943
Etsy Inc *	3,379	256
Foot Locker Inc	24,800	668
Ford Motor Co	162,077	1,663
Gap Inc/The	24,687	496
General Motors Co	85,893	2,714
Genuine Parts Co	21,142	2,807
Goodyear Tire & Rubber Co/The *	58,400	811
Guess? Inc (A)	18,000	396
Harley-Davidson Inc	25,500	765
Hilton Worldwide Holdings Inc	598	100
Home Depot Inc/The	6,878	2,156
Jack in the Box Inc	5,995	433
KB Home	19,900	1,037
Kohl's Corp	13,100	307
Lennar Corp, Cl A	3,013	385
Lowe's Cos Inc	16,077	3,197
Lululemon Athletica Inc *	161	72
Macy's Inc	36,200	574
McDonald's Corp	1,585	447
MercadoLibre Inc *	1,148	1,860
Meritage Homes Corp	1,772	250
MGM Resorts International	4,054	160
Mobileye Global, Cl A *(A)	12,428	510
NIKE Inc, Cl B	52,718	5,813
Ollie's Bargain Outlet Holdings Inc *	830	61
O'Reilly Automotive Inc *	619	608
Pool Corp	6,024	2,092
PulteGroup Inc	20,100	1,777
Ross Stores Inc	30,252	3,944
Skechers USA Inc, Cl A *	3,389	200
Starbucks Corp	31,933	3,171
Stride Inc *	5,820	353
Tesla Inc *	9,982	2,397
TJX Cos Inc/The	11,527	1,016
TopBuild Corp *	809	239
Urban Outfitters Inc *	6,191	221
Whirlpool Corp	9,600	1,045
Wingstop Inc	452	109

		67,853
Consumer Staples — 5.4%
Albertsons Cos Inc, Cl A	24,900	542
Altria Group Inc	75,458	3,172
Archer-Daniels-Midland Co	13,492	995
Central Garden & Pet Co, Cl A *	12,900	468
Coca-Cola Co/The	23,522	1,375
Coca-Cola Consolidated Inc	497	365
Colgate-Palmolive Co	1,238	98
Conagra Brands Inc	25,800	730
Constellation Brands Inc, Cl A	11,412	2,744

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Costco Wholesale Corp	5,146	$3,050
Diageo PLC ADR	12,305	1,730
Herbalife Ltd *	15,000	193
Kenvue Inc	148,459	3,035
Kraft Heinz Co/The	41,780	1,467
Kroger Co/The	37,700	1,669
McCormick & Co Inc/MD	2,518	163
Molson Coors Beverage Co, Cl B	30,701	1,889
Mondelez International Inc, Cl A	7,545	536
PepsiCo Inc	15,909	2,677
Philip Morris International Inc	36,452	3,403
Procter & Gamble Co/The	11,048	1,696
Target Corp	28,673	3,837
Unilever PLC ADR	57,462	2,741
Walgreens Boots Alliance Inc	33,500	668
Walmart Inc	4,493	700

		39,943
Energy — 4.7%
APA Corp	14,000	504
Baker Hughes Co, Cl A	22,627	764
Cheniere Energy Inc	10,961	1,997
Chesapeake Energy Corp	7,100	570
Chevron Corp	32,927	4,728
ConocoPhillips	29,717	3,434
Devon Energy Corp	23,300	1,048
Diamondback Energy Inc	18,149	2,802
Energy Transfer LP	37,475	521
EOG Resources Inc	7,168	882
Exxon Mobil Corp	89,411	9,186
Hess Midstream LP, Cl A	11,865	386
HF Sinclair Corp	23,000	1,207
Marathon Petroleum Corp	13,984	2,086
MPLX	15,632	570
Phillips 66	14,129	1,821
Schlumberger NV	13,319	693
Scorpio Tankers Inc	12,444	683
Valero Energy Corp	9,436	1,183

		35,065
Financials — 15.4%
Aflac Inc	21,300	1,762
Ally Financial Inc	37,400	1,093
American International Group Inc	24,150	1,589
Ameriprise Financial Inc	11,443	4,045
Annaly Capital Management Inc ‡	19,900	360
Aon PLC, Cl A	3,938	1,294
Arch Capital Group Ltd *	9,520	797
Ares Management Corp, Cl A	3,197	359
Bank of America Corp	186,931	5,700
BankUnited Inc	13,300	367
Berkshire Hathaway Inc, Cl B *	12,007	4,322
BlackRock Inc, Cl A	3,282	2,466

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Capital One Financial Corp	5,700	$636
Cboe Global Markets Inc	8,053	1,467
Charles Schwab Corp/The	7,244	444
Chubb Ltd	15,825	3,631
Cincinnati Financial Corp	11,971	1,230
Citigroup Inc	116,904	5,389
Citizens Financial Group Inc	29,200	796
CME Group Inc, Cl A	7,071	1,544
CNA Financial Corp	13,500	569
Comerica Inc	2,121	96
Customers Bancorp Inc *	10,400	469
Discover Financial Services	31,133	2,895
Enact Holdings Inc	3,695	102
Essent Group Ltd	7,141	345
Everest Group Ltd	4,651	1,909
FactSet Research Systems Inc	5,776	2,619
Fifth Third Bancorp	37,700	1,091
First American Financial Corp	9,400	560
First Horizon Corp	59,800	765
Goldman Sachs Group Inc/The	5,700	1,947
Hartford Financial Services Group Inc/The	23,000	1,798
Intercontinental Exchange Inc	3,364	383
JPMorgan Chase & Co	38,498	6,009
KeyCorp	64,900	804
KKR & Co Inc	11,348	861
Lincoln National Corp	12,100	288
Loews Corp	11,799	829
M&T Bank Corp	5,150	660
Marsh & McLennan Cos Inc	3,754	749
Mastercard Inc, Cl A	6,564	2,716
MetLife Inc	26,800	1,705
MGIC Investment Corp	82,300	1,448
Moody's Corp	10,560	3,854
Morgan Stanley	73,406	5,824
Morningstar Inc	271	77
MSCI Inc, Cl A	4,675	2,435
Nasdaq Inc	3,106	173
Navient Corp	52,300	896
NU Holdings Ltd/Cayman Islands, Cl A *	4,139	34
PayPal Holdings Inc *	19,045	1,097
PNC Financial Services Group Inc/The	2,428	325
Radian Group Inc	42,900	1,103
Regions Financial Corp	77,300	1,289
RenaissanceRe Holdings Ltd	1,773	380
S&P Global Inc	6,105	2,539
State Street Corp	19,400	1,413
Travelers Cos Inc/The	17,324	3,129
Truist Financial Corp	77,645	2,495
Unum Group	23,000	989
Valley National Bancorp	35,800	326
Veritex Holdings Inc	18,300	350
Visa Inc, Cl A	39,659	10,180

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wells Fargo & Co	61,868	$2,759
Western Union Co/The	54,158	630
Wintrust Financial Corp	6,800	583

		113,788
Health Care — 12.6%
AbbVie Inc	10,136	1,443
Acadia Healthcare Co Inc *	10,884	794
Amgen Inc	15,538	4,190
Biogen Inc *	1,950	456
Boston Scientific Corp *	25,600	1,431
Bristol-Myers Squibb Co	59,113	2,919
Cardinal Health Inc	23,400	2,506
Centene Corp *	14,531	1,071
Cigna Group/The	4,300	1,130
CVS Health Corp	27,000	1,835
Danaher Corp	19,623	4,382
DaVita Inc *	312	32
Elanco Animal Health Inc *	15,649	184
Elevance Health Inc	2,695	1,292
Eli Lilly & Co	7,992	4,724
Exelixis Inc *	16,492	360
Gilead Sciences Inc	26,459	2,027
HCA Healthcare Inc	6,100	1,528
Humana Inc	2,685	1,302
Incyte Corp *	8,900	484
Inmode Ltd *	16,300	387
Insulet Corp *	1,356	256
Jazz Pharmaceuticals PLC *	6,880	813
Johnson & Johnson	69,020	10,675
McKesson Corp	7,611	3,581
Medtronic PLC	36,293	2,877
Merck & Co Inc	68,149	6,984
Mettler-Toledo International Inc *	2,741	2,993
Molina Healthcare Inc *	119	44
Natera Inc *	34,245	1,916
Neurocrine Biosciences Inc *	1,029	120
Novartis AG ADR	37,238	3,646
Organon & Co	4,167	47
Pfizer Inc	147,530	4,495
Regeneron Pharmaceuticals Inc *	849	699
Royalty Pharma PLC, Cl A	33,327	902
STERIS PLC	12,272	2,466
Stryker Corp	2,881	854
Thermo Fisher Scientific Inc	2,100	1,041
TransMedics Group Inc *	13,615	1,030
United Therapeutics Corp *	628	151
UnitedHealth Group Inc	14,553	8,047
Universal Health Services Inc, Cl B	5,400	742
Vaxcyte Inc *	11,106	575
Vertex Pharmaceuticals Inc *	1,246	442
Viatris Inc	46,500	427
West Pharmaceutical Services Inc	1,111	390

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zoetis Inc, Cl A	13,426	$2,372

		93,062
Industrials — 10.6%
3M Co	9,503	941
Acuity Brands Inc	3,400	610
AGCO Corp	12,100	1,374
Allison Transmission Holdings Inc	26,900	1,439
Automatic Data Processing Inc	15,922	3,661
Beacon Roofing Supply Inc *	5,020	403
Boise Cascade Co	955	104
Broadridge Financial Solutions Inc	1,538	298
Caterpillar Inc	573	144
Cintas Corp	2,229	1,233
Core & Main Inc, Cl A *	3,246	114
Crane Co	860	91
Cummins Inc	6,000	1,345
Curtiss-Wright Corp	476	102
Delta Air Lines Inc	17,900	661
Eaton Corp PLC	1,747	398
Emerson Electric Co	5,203	463
Encore Wire Corp	5,300	977
Esab Corp	1,399	108
FedEx Corp	5,800	1,501
Flowserve Corp	31,060	1,188
Fortive Corp	36,144	2,493
General Dynamics Corp	14,740	3,640
General Electric Co	5,324	648
GFL Environmental Inc	53,859	1,546
GXO Logistics Inc *	78,143	4,396
HEICO Corp	12,076	2,065
Hillenbrand Inc	10,080	391
Honeywell International Inc	13,633	2,671
Hubbell Inc, Cl B	889	267
Huntington Ingalls Industries Inc	3,900	924
Johnson Controls International PLC	59,750	3,155
Lennox International Inc	1,116	454
Lockheed Martin Corp	3,605	1,614
Lyft Inc, Cl A *	25,355	297
ManpowerGroup Inc	11,900	883
Masco Corp	1,480	90
MSA Safety Inc	1,417	247
Old Dominion Freight Line Inc	1,472	573
Oshkosh Corp	13,238	1,288
Otis Worldwide Corp	30,029	2,576
Owens Corning	11,000	1,491
PACCAR Inc	14,435	1,325
Rollins Inc	15,581	635
RTX Corp	38,295	3,120
Saia Inc *	568	222
Science Applications International Corp	4,900	575
Siemens AG ADR	41,580	3,493
Snap-on Inc	5,801	1,593

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Stanley Black & Decker Inc	502	$46
Textron Inc	12,100	928
Trane Technologies PLC	2,468	556
TransDigm Group Inc	5,740	5,527
Uber Technologies Inc *	20,600	1,161
United Airlines Holdings Inc *	14,900	587
United Parcel Service Inc, Cl B	17,462	2,647
Veralto *	16,033	1,239
Verisk Analytics Inc, Cl A	401	97
Vertiv Holdings Co, Cl A	19,992	873
Waste Connections Inc	22,836	3,094
Westinghouse Air Brake Technologies Corp	6,189	721
Woodward Inc	4,384	593

		77,896
Information Technology — 23.0%
Accenture PLC, Cl A	5,619	1,872
Adobe Inc *	12,323	7,529
Advanced Micro Devices Inc *	12,903	1,563
Amphenol Corp, Cl A	33,375	3,037
Appfolio Inc, Cl A *	1,197	227
Apple Inc	137,404	26,100
Applied Materials Inc	12,285	1,840
Arista Networks Inc *	882	194
Arrow Electronics Inc *	8,200	972
Atlassian Corp, Cl A *	1,816	347
Braze Inc, Cl A *	1,374	76
Broadcom Inc	10,351	9,582
Cadence Design Systems Inc *	5,094	1,392
CDW Corp/DE	14,257	3,007
Cisco Systems Inc	131,914	6,382
Crowdstrike Holdings Inc, Cl A *	1,774	420
Datadog Inc, Cl A *	343	40
Dell Technologies Inc, Cl C	18,565	1,409
DocuSign Inc, Cl A *	2,057	89
DXC Technology Co *	24,600	569
Dynatrace Inc *	1,421	76
Elastic NV *	2,518	202
Freshworks Inc, Cl A *	7,012	140
Gitlab Inc, Cl A *	7,633	369
Globant SA *	168	37
HashiCorp Inc, Cl A *	11,576	248
Hewlett Packard Enterprise Co	90,800	1,535
HP Inc	61,904	1,816
Intel Corp	124,732	5,576
International Business Machines Corp	8,245	1,307
Intuit Inc	11,295	6,455
KLA Corp	2,080	1,133
Kyndryl Holdings Inc *	1,430	26
Lam Research Corp	52	37
Marvell Technology Inc	21,961	1,224
Microchip Technology Inc	37,022	3,089
Micron Technology Inc	3,903	297

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Microsoft Corp	97,343	$36,884
MongoDB Inc, Cl A *	1,679	698
Monolithic Power Systems Inc	2,607	1,431
Motorola Solutions Inc	12,661	4,088
NetApp Inc	8,475	775
NVIDIA Corp	22,176	10,372
Oracle Corp	48,338	5,617
Palo Alto Networks Inc *	295	87
Pure Storage Inc, Cl A *	17,741	591
QUALCOMM Inc	12,561	1,621
Roper Technologies Inc	4,959	2,669
salesforce.com *	14,559	3,667
SAP SE ADR	22,498	3,580
SentinelOne Inc, Cl A *	7,012	134
ServiceNow Inc *	2,688	1,843
Snowflake Inc, Cl A *	1,919	360
Splunk Inc *	3,800	576
Squarespace Inc, Cl A *	1,146	32
Synopsys Inc *	2,114	1,148
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,061	687
Twilio Inc, Cl A *	3,715	240
Vishay Intertechnology Inc	46,100	1,025
Xerox Holdings Corp	46,300	648
Zoom Video Communications Inc, Cl A *	2,318	157
Zscaler Inc *	3,560	703

		169,847
Materials — 4.5%
Air Products and Chemicals Inc	24,133	6,529
AptarGroup Inc	1,214	154
Berry Global Group Inc	16,000	1,058
Chemours Co/The	23,500	645
Commercial Metals Co	1,745	79
Dow Inc	58,865	3,046
Ecolab Inc	429	82
Huntsman Corp	31,600	777
Ingevity Corp *	10,801	419
Linde PLC	9,285	3,842
LyondellBasell Industries NV, Cl A	11,500	1,094
Martin Marietta Materials Inc	5,207	2,419
Nucor Corp	1,274	217
O-I Glass Inc *	39,200	579
PPG Industries Inc	7,203	1,023
Reliance Steel & Aluminum Co	12,451	3,427
RPM International Inc	3,139	323
Sherwin-Williams Co/The	15,226	4,245
Steel Dynamics Inc	10,300	1,227
Summit Materials Inc, Cl A *	3,172	110
Sylvamo Corp	11,800	593
Westrock Co	37,200	1,531

		33,419

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Real Estate — 2.7%
American Tower Corp, Cl A ‡	21,392	$4,466
Brixmor Property Group Inc ‡	47,400	1,020
Crown Castle Inc ‡	17,836	2,092
Equinix Inc ‡	5,154	4,201
Healthpeak Properties Inc ‡	127,169	2,203
Host Hotels & Resorts Inc ‡	37,100	648
Iron Mountain Inc ‡	19,737	1,266
Ryman Hospitality Properties Inc ‡	320	32
Service Properties Trust ‡	37,100	265
Simon Property Group Inc ‡	6,000	749
VICI Properties Inc, Cl A ‡	99,117	2,963

		19,905
Utilities — 1.9%
Black Hills Corp	11,238	580
CenterPoint Energy Inc	3,367	95
Constellation Energy Corp	8,173	989
Duke Energy Corp	40,161	3,706
National Fuel Gas Co	6,832	347
NextEra Energy Inc	84,238	4,929
NRG Energy Inc	25,500	1,220
UGI Corp	14,800	326

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vistra Corp	42,000	$1,487

		13,679
Total Common Stock
(Cost $519,024) ($ Thousands)		719,535

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, LP
5.430% **†(B)	3,283,220	3,284

Total Affiliated Partnership
(Cost $3,283) ($ Thousands)		3,284

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	15,448,099	15,448

Total Cash Equivalent
(Cost $15,448) ($ Thousands)		15,448

Total Investments in Securities — 100.0%
(Cost $537,755) ($ Thousands)		$738,267

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	22	Dec-2023	$4,892	$5,034	$142
S&P Mid Cap 400 Index E-MINI	11	Dec-2023	2,772	2,825	53
			$7,664	$7,859	$195

†	Investment in Affiliated Security (see Note 6).
Percentages are based on Net Assets of $737,902 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $3,284 ($ Thousands).

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	719,535	–	–	719,535
Affiliated Partnership	–	3,284	–	3,284
Cash Equivalent	15,448	–	–	15,448
Total Investments in Securities	734,983	3,284	–	738,267

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	195	–	–	195
Total Other Financial Instruments	195	–	–	195

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, L.P.	$285	$32,533	$(29,534)	$—	$—	$3,284	$6	$—
SEI Daily Income Trust, Government Fund, Institutional Class	17,570	68,769	(70,891)	—	—	15,448	412	—
Totals	$17,855	$101,302	$(100,425)	$—	$—	$18,732	$418	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Disciplined Equity Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.6%

Communication Services — 5.0%
Alphabet Inc, Cl A *	76,083	$10,083
Alphabet Inc, Cl C *	64,857	8,686
AT&T Inc	105,973	1,756
Comcast Corp, Cl A	24,008	1,006
Electronic Arts Inc	17,072	2,356
Frontier Communications Parent Inc *	11,027	241
Liberty Global *	16,618	280
Liberty Media Corp-Liberty Live, Cl C *	144	5
Live Nation Entertainment Inc *	10,584	891
Meta Platforms Inc, Cl A *	54,631	17,872
Netflix Inc *	7,454	3,533
New York Times Co/The, Cl A	4,552	214
Nexstar Media Group Inc, Cl A	20,837	2,957
Pinterest Inc, Cl A *	41,068	1,399
Verizon Communications Inc	77,660	2,977
Walt Disney Co/The *	43,680	4,049
Warner Music Group, Cl A	8,179	271
ZoomInfo Technologies Inc, Cl A *	70,890	1,019

		59,595
Consumer Discretionary — 8.6%
ADT Inc	111,905	657
Amazon.com Inc *	108,832	15,899
AutoZone Inc *	1,098	2,866
Best Buy Co Inc	69,083	4,901
Booking Holdings Inc *	1,243	3,885
Carnival Corp, Cl A *	197,986	2,982
DoorDash Inc, Cl A *	12,043	1,132
DR Horton Inc	20,960	2,676
Duolingo Inc, Cl A *	774	164
eBay Inc	15,003	615
Etsy Inc *	8,892	674
Ford Motor Co	120,455	1,236

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gap Inc/The	68,630	$1,377
General Motors Co	111,574	3,526
H&R Block Inc	29,613	1,345
Home Depot Inc/The	22,810	7,151
Lennar Corp, Cl A	16,611	2,125
Lowe's Cos Inc	20,726	4,121
McDonald's Corp	3,162	891
Meritage Homes Corp	14,879	2,102
NIKE Inc, Cl B	69,967	7,715
Norwegian Cruise Line Holdings Ltd *	30,537	466
O'Reilly Automotive Inc *	1,331	1,308
Pool Corp	7,704	2,676
PVH Corp	5,535	541
Ross Stores Inc	90,380	11,784
Royal Caribbean Cruises Ltd *	21,436	2,303
Service Corp International/US	34,571	2,118
Skechers USA Inc, Cl A *	3,280	193
Starbucks Corp	30,144	2,993
Taylor Morrison Home Corp, Cl A *	14,962	675
Tesla Inc *	15,639	3,755
TJX Cos Inc/The	32,061	2,825
Toll Brothers Inc	31,666	2,720

		102,397
Consumer Staples — 6.5%
Coca-Cola Co/The	102,599	5,996
Coca-Cola Consolidated Inc	996	732
Colgate-Palmolive Co	6,840	539
Conagra Brands Inc	72,579	2,053
Constellation Brands Inc, Cl A	12,707	3,056
Costco Wholesale Corp	11,330	6,716
Dollar General Corp	26,489	3,473
Kenvue Inc	123,840	2,531
Kraft Heinz Co/The	84,113	2,953
Kroger Co/The	66,849	2,959
Maplebear *(A)	44,449	1,075
Molson Coors Beverage Co, Cl B	10,299	634
Mondelez International Inc, Cl A	78,966	5,611
PepsiCo Inc	26,992	4,543
Performance Food Group Co *	2,110	137
Philip Morris International Inc	41,800	3,903
Procter & Gamble Co/The	61,537	9,447
Sysco Corp	100,154	7,228
Target Corp	54,773	7,329
US Foods Holding Corp *	12,067	529
Walmart Inc	39,942	6,219

		77,663
Energy — 4.5%
Baker Hughes Co, Cl A	133,403	4,502
Cheniere Energy Inc	16,314	2,972
Chesapeake Energy Corp (A)	58,020	4,660
Chevron Corp	76,441	10,977

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Diamondback Energy Inc	23,172	$3,578
Energy Transfer LP	111,701	1,551
EOG Resources Inc	37,028	4,557
EQT Corp	39,960	1,597
Exxon Mobil Corp	50,533	5,192
Marathon Oil Corp	12,337	314
Marathon Petroleum Corp	38,643	5,765
MPLX	17,886	652
Ovintiv Inc	3,561	158
PBF Energy Inc, Cl A	5,450	242
Phillips 66	13,353	1,721
TechnipFMC PLC	75,160	1,557
Transocean Ltd *	333,158	2,119
Valero Energy Corp	13,046	1,635

		53,749
Financials — 14.8%
Allstate Corp/The	53,014	7,309
Ameriprise Financial Inc	8,624	3,049
Aon PLC, Cl A	5,755	1,890
Arch Capital Group Ltd *	20,167	1,688
Bank of America Corp	403,303	12,297
Berkshire Hathaway Inc, Cl B *	11,757	4,233
BlackRock Inc, Cl A	4,905	3,685
Block Inc, Cl A *	29,428	1,867
Capital One Financial Corp	53,807	6,008
Cboe Global Markets Inc	18,081	3,294
Charles Schwab Corp/The	11,311	694
Cincinnati Financial Corp	22,923	2,356
Citigroup Inc	136,863	6,309
CME Group Inc, Cl A	20,517	4,480
Corebridge Financial Inc	37,945	798
Discover Financial Services	27,541	2,561
Essent Group Ltd	13,428	649
Everest Group Ltd	2,077	853
FactSet Research Systems Inc	9,277	4,207
Fidelity National Information Services Inc	20,643	1,210
Global Payments Inc	23,670	2,756
Goldman Sachs Group Inc/The	10,962	3,744
Intercontinental Exchange Inc	33,191	3,778
JPMorgan Chase & Co	98,703	15,406
KKR & Co Inc	13,147	997
Loews Corp	49,413	3,473
Marsh & McLennan Cos Inc	27,544	5,493
Mastercard Inc, Cl A	17,450	7,221
MGIC Investment Corp	45,867	807
Moody's Corp	9,191	3,354
Morgan Stanley	34,325	2,723
MSCI Inc, Cl A	5,462	2,845
Nasdaq Inc	1,686	94
PayPal Holdings Inc *	24,448	1,408
PNC Financial Services Group Inc/The	2,610	350
Progressive Corp/The	28,410	4,660

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Raymond James Financial Inc	27,233	$2,864
RenaissanceRe Holdings Ltd	3,333	714
S&P Global Inc	8,931	3,714
State Street Corp	98,937	7,205
Synchrony Financial	92,230	2,985
Travelers Cos Inc/The	16,900	3,052
US Bancorp	201,753	7,691
Visa Inc, Cl A	46,400	11,910
Wells Fargo & Co	65,351	2,914
Willis Towers Watson PLC	19,972	4,919

		176,514
Health Care — 12.5%
Abbott Laboratories	18,084	1,886
AbbVie Inc	14,988	2,134
Agilent Technologies Inc	8,670	1,108
Amgen Inc	19,982	5,388
Apellis Pharmaceuticals Inc *	9,818	529
Bristol-Myers Squibb Co	41,049	2,027
Cardinal Health Inc	30,387	3,254
Cencora Inc	21,302	4,332
Centene Corp *	33,530	2,471
Cigna Group/The	4,599	1,209
CVS Health Corp	93,175	6,331
Danaher Corp	35,415	7,909
Doximity Inc, Cl A *	13,344	310
Elevance Health Inc	8,554	4,102
Eli Lilly & Co	23,589	13,942
Exelixis Inc *	70,615	1,540
Gilead Sciences Inc	11,729	899
Humana Inc	19,659	9,532
Illumina Inc *	10,426	1,063
Incyte Corp *	4,404	239
Insulet Corp *	534	101
Johnson & Johnson	87,160	13,480
McKesson Corp	5,966	2,807
Medtronic PLC	36,842	2,921
Merck & Co Inc	16,260	1,666
Mettler-Toledo International Inc *	759	829
Moderna Inc *	7,410	576
Molina Healthcare Inc *	906	331
Neurocrine Biosciences Inc *	11,261	1,313
Perrigo Co PLC	56,684	1,727
Pfizer Inc	97,435	2,969
Regeneron Pharmaceuticals Inc *	263	217
Revvity Inc	44,649	3,969
Royalty Pharma PLC, Cl A	67,385	1,824
Sarepta Therapeutics Inc *	2,344	191
STERIS PLC	15,696	3,154
Stryker Corp	7,168	2,124
Tenet Healthcare Corp *	26,068	1,799
Thermo Fisher Scientific Inc	12,543	6,218
UnitedHealth Group Inc	42,182	23,325

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Health Services Inc, Cl B	4,287	$589
Vertex Pharmaceuticals Inc *	3,413	1,211
Viatris Inc	250,349	2,298
West Pharmaceutical Services Inc	1,169	410
Zoetis Inc, Cl A	16,847	2,976

		149,230
Industrials — 10.4%
3M Co	25,040	2,481
AGCO Corp	8,201	931
Allison Transmission Holdings Inc	27,425	1,467
Automatic Data Processing Inc	30,280	6,962
Beacon Roofing Supply Inc *	11,178	898
Boeing Co/The *	18,460	4,276
Builders FirstSource Inc *	13,136	1,762
Caterpillar Inc	2,806	704
Cintas Corp	3,701	2,048
Core & Main Inc, Cl A *	3,798	133
Deere & Co	5,697	2,076
Delta Air Lines Inc	32,660	1,206
Eaton Corp PLC	2,375	541
Emerson Electric Co	12,412	1,103
Equifax Inc	21,154	4,605
FedEx Corp	28,710	7,431
Flowserve Corp	28,206	1,079
Fortive Corp	66,835	4,610
General Electric Co	51,243	6,241
Honeywell International Inc	29,581	5,795
Hubbell Inc, Cl B	860	258
IDEX Corp	19,746	3,982
Jacobs Solutions Inc	22,561	2,869
Johnson Controls International plc	27,479	1,451
Knight-Swift Transportation Holdings Inc, Cl A	76,995	4,141
L3Harris Technologies Inc	25,883	4,939
Lennox International Inc	711	289
Lockheed Martin Corp	11,179	5,006
Masco Corp	4,100	248
MSA Safety Inc	367	64
Northrop Grumman Corp	3,329	1,582
Old Dominion Freight Line Inc	1,947	757
Oshkosh Corp	16,422	1,598
Otis Worldwide Corp	38,407	3,295
PACCAR Inc	15,128	1,389
Parker-Hannifin Corp	4,778	2,070
Paycom Software Inc	1,226	223
Rockwell Automation Inc	3,950	1,088
Rollins Inc	31,824	1,297
RTX Corp	47,458	3,867
Snap-on Inc	2,444	671
Stanley Black & Decker Inc	2,587	235
Trane Technologies PLC	3,793	855
TransUnion	47,716	2,802

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
United Airlines Holdings Inc *	33,832	$1,333
United Parcel Service Inc, Cl B	26,440	4,009
United Rentals Inc	6,598	3,141
Verisk Analytics Inc, Cl A	1,000	241
Waste Connections Inc	29,208	3,957
WESCO International Inc	5,473	853
Woodward Inc	6,779	916
WW Grainger Inc	4,934	3,879
Xylem Inc/NY	40,235	4,230

		123,884
Information Technology — 23.4%
Accenture PLC, Cl A	7,187	2,394
Adobe Inc *	6,216	3,798
Advanced Micro Devices Inc *	13,571	1,644
Appfolio Inc, Cl A *	839	159
Apple Inc	325,229	61,777
Applied Materials Inc	30,373	4,549
Arista Networks Inc *	1,564	344
Atlassian Corp, Cl A *	17,109	3,267
Autodesk Inc *	11,151	2,436
Broadcom Inc	8,745	8,096
Cadence Design Systems Inc *	10,802	2,952
CDW Corp/DE	20,090	4,237
Cisco Systems Inc	116,829	5,652
Crowdstrike Holdings Inc, Cl A *	182	43
Dell Technologies Inc, Cl C	14,356	1,089
DocuSign Inc, Cl A *	31,194	1,344
Elastic NV *	10,254	824
Fair Isaac Corp *	117	127
Fortinet Inc *	12,945	680
Freshworks Inc, Cl A *	6,995	140
Gitlab Inc, Cl A *	13,878	671
GoDaddy Inc, Cl A *	2,207	221
Hewlett Packard Enterprise Co	40,047	677
HP Inc	27,600	810
Intel Corp	336,507	15,042
International Business Machines Corp	12,945	2,053
Intuit Inc	16,117	9,210
Juniper Networks Inc	5,569	158
KLA Corp	7,930	4,319
Lam Research Corp	5,422	3,882
Marvell Technology Inc	103,147	5,748
Microchip Technology Inc	51,701	4,314
Micron Technology Inc	5,862	446
Microsoft Corp	166,102	62,938
MongoDB Inc, Cl A *	982	408
Monolithic Power Systems Inc	3,335	1,830
Motorola Solutions Inc	18,010	5,815
NetApp Inc	22,580	2,064
Nutanix Inc, Cl A *	49,945	2,152
NVIDIA Corp	29,101	13,611
Oracle Corp	70,004	8,135

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Palo Alto Networks Inc *	962	$284
Pure Storage Inc, Cl A *	31,876	1,062
QUALCOMM Inc	61,232	7,902
salesforce.com inc *	9,928	2,501
ServiceNow Inc *	2,406	1,650
Smartsheet Inc, Cl A *	8,067	342
Snowflake Inc, Cl A *	2,365	444
Splunk Inc *	6,646	1,007
Synopsys Inc *	6,552	3,559
Tenable Holdings Inc *	22,789	943
Teradyne Inc	38,991	3,596
Twilio Inc, Cl A *	5,042	326
UiPath Inc, Cl A *	53,253	1,052
Workday Inc, Cl A *	9,574	2,592
Zoom Video Communications Inc, Cl A *	4,465	303
Zscaler Inc *	6,109	1,207

		278,826
Materials — 4.5%
Air Products and Chemicals Inc	31,956	8,646
Avery Dennison Corp	26,969	5,245
Commercial Metals Co	20,793	943
Eastman Chemical Co	53,414	4,478
Ecolab Inc	9,803	1,879
Freeport-McMoRan Inc, Cl B	107,040	3,995
Graphic Packaging Holding Co	16,194	367
International Paper Co	10,422	385
Linde PLC	3,624	1,499
Martin Marietta Materials Inc	6,803	3,161
Newmont Corp	39,410	1,584
Nucor Corp	6,862	1,166
PPG Industries Inc	21,266	3,020
Reliance Steel & Aluminum Co	10,809	2,975
Sherwin-Williams Co/The	38,577	10,755
Vulcan Materials Co	14,664	3,132

		53,230
Real Estate — 2.3%
AvalonBay Communities Inc ‡	8,479	1,466
Brixmor Property Group Inc ‡	91,852	1,977
Crown Castle Inc ‡	44,491	5,218
CubeSmart ‡	26,988	1,073
EastGroup Properties Inc ‡	11,335	1,970
Equinix Inc ‡	6,547	5,336
Essex Property Trust Inc ‡	6,961	1,486
Invitation Homes Inc ‡	30,823	1,028
Iron Mountain Inc ‡	45,436	2,915
Lamar Advertising Co, Cl A ‡	18,841	1,908
Simon Property Group Inc ‡	3,174	396
STAG Industrial Inc ‡	15,700	563
Welltower Inc ‡	23,637	2,106

		27,442

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Utilities — 3.1%
AES Corp/The	132,929	$2,288
Ameren Corp	66,181	5,135
American Water Works Co Inc	4,646	613
Brookfield Infrastructure Partners	11,767	308
CenterPoint Energy Inc	18,117	512
CMS Energy Corp	54,381	3,087
Constellation Energy Corp	23,840	2,886
Dominion Energy Inc	67,848	3,076
Edison International	6,005	402
Entergy Corp	22,898	2,322
National Fuel Gas Co	25,736	1,307
NextEra Energy Inc	60,881	3,562
PG&E Corp *	63,909	1,097
PPL Corp	211,429	5,523
Sempra	5,740	418
Southern Co/The	23,646	1,678
Vistra Corp	77,913	2,759

		36,973
Total Common Stock
(Cost $860,993) ($ Thousands)		1,139,503

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 2.1%
U.S. Treasury Bill
0.000%, 02/29/2024 (B)	$25,400	25,067

Total U.S. Treasury Obligation
(Cost $25,068) ($ Thousands)		25,067

	Shares
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
5.430% **†(C)	2,356,669	2,355

Total Affiliated Partnership
(Cost $2,357) ($ Thousands)		2,355

CASH EQUIVALENT — 2.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	25,768,641	25,769

Total Cash Equivalent
(Cost $25,769) ($ Thousands)		25,769

Total Investments in Securities — 100.1%
(Cost $914,187) ($ Thousands)		$1,192,694

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	29	Dec-2023	$6,619	$6,636	$17

A list of the open OTC Swap agreement held by the Fund at November 30, 2023, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	02/28/2024	USD	29,886	$(1,413)	$–	$(1,413)
								$(1,413)	$–	$(1,413)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of November 30, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

27,377	NVIDIA CORP REGISTERED SHS	$13,384	$(616)	44.8%
98,438	ALPHABET INC REGISTERED SHS -A-	13,252	(242)	44.3
67,164	AMAZON.COM INC REGISTERED SHS	9,618	168	32.2
1,233	BOOKING HOLDINGS INC REGISTERED SHS	3,848	(4)	12.9
36,698	PULTEGROUP INC REGISTERED SHS	3,194	42	10.7
23,664	EXPEDIA GROUP INC REGISTERED SHS	3,084	134	10.3
244,876	KEYCORP REGISTERED SHS	2,985	91	10.0
37,943	COLGATE-PALMOLIVE CO REGISTERED SHS	2,864	117	9.6
35,050	TEXTRON INC REGISTERED SHS	2,719	(39)	9.1
21,712	SIMON PROPERTY GROUP INC REGISTERED SHS	2,617	87	8.8
90,678	DROPBOX INC REGISTERED SHS -A-	2,497	51	8.4
37,824	EDISON INTERNATIONAL REGISTERED SHS	2,469	58	8.3
65,256	PURE STORAGE INC REGISTERED SHS -A-	2,462	(295)	8.2
49,403	PBF ENERGY INC REGISTERED SHS -A-	2,286	(86)	7.6
108,507	NEWS CORP REGISTERED SHS -A-	2,266	120	7.6
136,576	HEWLETT PACKARD ENTERPRISE CO REGISTERED SHS	2,247	57	7.5
51,163	WELLS FARGO & CO REGISTERED SHS	2,192	102	7.3
2,104	O'REILLY AUTOMOTIVE INC REGISTERED SHS	2,048	17	6.9
45,165	US FOODS HOLDING CORP REGISTERED SHS	1,934	40	6.5
25,941	MEDTRONIC PLC REGISTERED SHS	1,920	131	6.4
40,736	VENTAS INC REGISTERED SHS	1,811	51	6.1
97,990	LIBERTY GLOBAL LTD 3REGISTERED SHS -C-	1,722	(76)	5.8
8,296	CROWDSTRIKE HOLDINGS INC REGISTERED SHS -A-	1,695	267	5.7
17,119	TERADYNE INC REGISTERED SHS	1,564	12	5.2
3,697	S&P GLOBAL INC REGISTERED SHS	1,486	50	5.0
10,623	D.R. HORTON INC REGISTERED SHS	1,359	(3)	4.5
29,617	TAYLOR MORRISON HOME CORPORATION REGISTERED SHS	1,333	(1)	4.5
6,562	CHENIERE ENERGY INC REGISTERED SHS	1,127	68	3.8
20,393	INCYTE CORP REGISTERED SHS	1,121	(16)	3.8
74,004	NORWEGIAN CRUISE LINE HOLDINGS LTD REGISTERED SHS	1,086	41	3.6
12,012	MICRON TECHNOLOGY INC REGISTERED SHS	927	(15)	3.1
1,477	ADOBE INC REGISTERED SHS	879	21	2.9
10,129	MOHAWK INDUSTRIES INC REGISTERED SHS	874	18	2.9
14,630	MASCO CORP REGISTERED SHS	867	22	2.9
1,204	BLACKROCK INC REGISTERED SHS	853	49	2.9
5,161	INTERCONTINENTAL EXCHANGE INC REGISTERED SHS	573	13	1.9
9,283	FIDELITY NATIONAL INFORMATION SERVICES INC REGISTE	506	37	1.7
1,133	BERKSHIRE HATHAWAY INC REGISTERED SHS -B-	404	3	1.4

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Disciplined Equity Fund (Concluded)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

6,900	ADVANCE AUTO PARTS INC REGISTERED SHS	$384	$(35)	1.3%
4,901	GILEAD SCIENCES INC REGISTERED SHS	368	7	1.2
984	TESLA INC REGISTERED SHS	239	(3)	0.8
753	BUILDERS FIRSTSOURCE INC REGISTERED SHS	97	4	0.3
1,470	PAYPAL HOLDINGS INC REGISTERED SHS	86	(1)	0.3
348	WALMART INC REGISTERED SHS	59	(5)	0.2
2,067	ZOOMINFO TECHNOLOGIES INC REGISTERED SHS -A-	28	1	0.1
572	CARNIVAL CORPORATION SHS	8	–	0.0

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(10,436)	FIVE BELOW INC REGISTERED SHS	$(1,948)	$(41)	(6.4)%
(23,306)	COSTAR GROUP INC REGISTERED SHS	(1,911)	(14)	(6.4)
(4,355)	SAIA INC REGISTERED SHS	(1,832)	123	(6.1)
(16,998)	RAYMOND JAMES FINANCIAL INC REGISTERED SHS	(1,767)	(15)	(5.9)
(16,939)	BLACKSTONE INC REGISTERED SHS	(1,765)	(133)	(5.9)
(13,452)	AMERICAN WATER WORKS CO INC REGISTERED SHS	(1,760)	(24)	(5.9)
(14,382)	SUN COMMUNITIES INC REGISTERED SHS	(1,757)	(112)	(5.8)
(35,279)	WAYFAIR INC REGISTERED SHS -A-	(1,732)	(242)	(5.8)
(14,225)	EXPEDITORS INTERNATIONAL OF WASHINGTON REGISTERED	(1,727)	(33)	(5.6)
(22,373)	NORTHERN TRUST CORP REGISTERED SHS	(1,705)	(94)	(5.6)
(31,370)	CELSIUS HOLDINGS INC REGISTERED SHS	(1,683)	74	(5.4)
(15,666)	ENTEGRIS INC REGISTERED SHS	(1,644)	(22)	(5.4)
(10,227)	REPLIGEN CORP REGISTERED SHS	(1,622)	(10)	(5.3)
(10,337)	JACK HENRY & ASSOCIATES INC REGISTERED SHS	(1,606)	(52)	(5.3)
(23,571)	TREX COMPANY INC REGISTERED SHS	(1,599)	(87)	(5.2)
(12,273)	CHART INDUSTRIES INC REGISTERED SHS	(1,505)	(47)	(5.2)
(27,141)	W.P. CAREY INC REGISTERED SHS	(1,464)	(158)	(5.1)
(10,022)	FIRST SOLAR INC REGISTERED SHS	(1,450)	(50)	(5.1)
(40,998)	NEW FORTRESS ENERGY INC REGISTERED SHS -A-	(1,405)	(100)	(4.9)
(14,153)	CULLEN/FROST BANKERS INC REGISTERED SHS	(1,400)	(2)	(4.7)
(23,201)	AGREE REALTY CORP REGISTERED SHS	(1,382)	(23)	(4.5)
(4,609)	SUPER MICRO COMPUTER INC REGISTERED SHS	(1,362)	69	(4.4)
(5,828)	MARKETAXESS HOLDING INC REGISTERED SHS	(1,351)	(74)	(4.4)
(3,769)	KINSALE CAPITAL GROUP INC REGISTERED SHS	(1,342)	(2)	(4.4)
(88,748)	TOAST INC REGISTERED SHS -A-	(1,310)	(28)	(4.3)
(11,504)	GENERAC HOLDINGS INC REGISTERED SHS	(1,298)	(78)	(4.3)
(7,050)	ASPEN TECHNOLOGY INC REGISTERED SHS	(1,266)	(52)	(4.3)
(5,226)	RBC BEARINGS INC REGISTERED SHS	(1,262)	(73)	(4.3)
(22,251)	INTRA-CELLULAR THERAPIES INC REGISTERED SHS	(1,226)	(101)	(4.2)
(20,761)	PROSPERITY BANCSHARES INC REGISTERED SHS	(1,159)	(15)	(4.1)
(127,669)	AMCOR PLC REGISTERED SHS	(1,156)	(30)	(4.0)
(6,910)	FABRINET BEARER SHS	(1,124)	67	(4.0)
(33,096)	ESSENTIAL UTILITIES INC REGISTERED SHS	(1,115)	(14)	(3.9)
(13,314)	LIBERTY BROADBAND CORP REGISTERED SHS SERIES -C-	(1,111)	22	(3.8)
(13,676)	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC REGISTERED	(1,106)	(26)	(3.7)
(6,151)	SPS COMMERCE INC REGISTERED SHS	(1,084)	26	(3.6)
(3,683)	ERIE INDEMNITY CO SHS -A-	(1,081)	(63)	(3.4)
(20,453)	COMMERCE BANCSHARES INC REGISTERED SHS	(942)	(17)	(3.4)
(27,552)	WOLFSPEED INC REGISTERED SHS	(938)	(12)	(3.4)
(6,382)	NOVANTA INC REGISTERED SHS	(926)	(6)	(3.1)
(69,543)	CCC INTELLIGENT SOLUTIONS HOLDINGS INC REGISTERED	(851)	(23)	(2.6)
(16,438)	NOBLE CORPORATION PLC REGISTERED SHS -A-	(806)	24	(2.6)
(7,952)	IDACORP INC REGISTERED SHS	(803)	8	(2.6)
(6,360)	TEXAS ROADHOUSE INC	(797)	(16)	(2.3)
(20,625)	UNITED BANKSHARES INC (W VA) REGISTERED SHS	(796)	5	(2.3)
(1,908)	POOL CORP REGISTERED SHS	(783)	8	(2.2)

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(3,894)	KARUNA THERAPEUTICS INC REGISTERED SHS	$(737)	$(74)	(2.2)%
(73,948)	ROIVANT SCIENCES LIMITED REGISTERED SHS	(697)	(40)	(2.2)
(5,819)	ROYAL GOLD INC REGISTERED SHS	(693)	(60)	(2.2)
(19,634)	UNITY SOFTWARE INC REGISTERED SHS	(689)	15	(2.0)

Percentages are based on Net Assets of $1,191,924 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(B)	Interest rate represents the security's effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $2,355 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,139,503	–	–	1,139,503
U.S. Treasury Obligation	–	25,067	–	25,067

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Affiliated Partnership	–	2,355	–	2,355
Cash Equivalent	25,769	–	–	25,769
Total Investments in Securities	1,165,272	27,422	–	1,192,694

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	17	–	–	17
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(1,413)	–	(1,413)
Total Other Financial Instruments	17	(1,413)	–	(1,396)

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$—	$20,425	$(18,069)	$1	$(2)	$2,355	$19	$—
SEI Daily Income Trust, Government Fund, Institutional Class	51,401	309,625	(335,257)	—	—	25,769	1,385	—
Totals	$51,401	$330,050	$(353,326)	$1	$(2)	$28,124	$1,404	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.5%

Communication Services — 8.1%
Alphabet Inc, Cl A *	223,560	$29,628
Alphabet Inc, Cl C *	191,280	25,616
AMC Entertainment Holdings Inc, Cl A *(A)	2,549	17
AT&T Inc	266,785	4,421
Cable One Inc	257	137
Charter Communications Inc, Cl A *	3,897	1,559
Comcast Corp, Cl A	153,050	6,411
DISH Network Corp, Cl A *	12,726	47
Electronic Arts Inc	9,965	1,375
Fox Corp	16,227	468
Frontier Communications Parent Inc *	10,100	221
GCI Liberty - Escrow *	4,949	—
IAC Inc *	2,232	107
Interpublic Group of Cos Inc/The	14,745	453
Iridium Communications Inc	5,300	202
Liberty Broadband Corp, Cl A *	80	7
Liberty Broadband Corp, Cl C *	4,578	380
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	69
Liberty Media Corp-Liberty Formula One, Cl C *	7,300	465
Liberty Media Corp-Liberty Live, Cl A *	731	24
Liberty Media Corp-Liberty Live, Cl C *	1,892	65
Liberty Media Corp-Liberty SiriusXM *	6,321	171
Liberty Media Corp-Liberty SiriusXM, Cl A *	2,720	73
Live Nation Entertainment Inc *	6,500	547
Madison Square Garden Sports Corp, Cl A *	986	167
Match Group Inc *	10,096	327
Meta Platforms Inc, Cl A *	83,200	27,219
Netflix Inc *	16,400	7,773
New York Times Co/The, Cl A	5,100	240
News Corp	6,300	145
News Corp, Cl A	12,446	274
Nexstar Media Group Inc, Cl A	1,600	227
Omnicom Group Inc	7,744	624
Paramount Global, Cl A (A)	715	13
Paramount Global, Cl B (A)	22,586	325

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pinterest Inc, Cl A *	21,700	$739
Playtika Holding Corp *	1,405	12
ROBLOX Corp, Cl A *	16,800	660
Roku Inc, Cl A *	4,200	438
Sirius XM Holdings Inc (A)	29,200	137
Spotify Technology SA *	5,300	981
Take-Two Interactive Software Inc *	6,535	1,034
TKO Group Holdings, Cl A	1,100	85
T-Mobile US Inc *	20,392	3,068
Trade Desk Inc/The, Cl A *	16,700	1,177
TripAdvisor Inc *	5,167	92
Verizon Communications Inc	157,276	6,028
Walt Disney Co/The *	68,350	6,335
Warner Bros Discovery Inc *	84,836	887
ZoomInfo Technologies Inc, Cl A *	12,100	174

		131,644
Consumer Discretionary — 10.5%
ADT Inc	5,483	32
Advance Auto Parts Inc	2,708	138
Airbnb Inc, Cl A *	15,500	1,958
Amazon.com Inc *	339,140	49,545
Aptiv PLC *	10,300	853
Aramark	10,300	288
AutoNation Inc *	832	113
AutoZone Inc *	618	1,613
Bath & Body Works Inc	9,157	299
Best Buy Co Inc	7,147	507
Booking Holdings Inc *	1,378	4,307
BorgWarner Inc	9,164	309
Boyd Gaming Corp	2,400	142
Bright Horizons Family Solutions Inc *	2,400	210
Brunswick Corp/DE	3,200	252
Burlington Stores Inc *	2,200	373
Caesars Entertainment Inc *	7,200	322
Capri Holdings Ltd *	3,900	189
CarMax Inc *	5,760	368
Carnival Corp, Cl A *	36,900	556
Carter's Inc	2,100	143
Chipotle Mexican Grill Inc, Cl A *	1,019	2,244
Choice Hotels International Inc (A)	1,484	164
Churchill Downs Inc	2,500	289
Columbia Sportswear Co	2,000	157
Coupang Inc, Cl A *	40,600	620
Crocs Inc *	2,600	275
Darden Restaurants Inc	4,368	683
Deckers Outdoor Corp *	900	598
Dick's Sporting Goods Inc	2,258	294
Domino's Pizza Inc	1,400	550
DoorDash Inc, Cl A *	11,500	1,081
DR Horton Inc	11,368	1,451
DraftKings Inc, Cl A *	15,800	604
eBay Inc	18,911	776

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Etsy Inc *	4,300	$326
Expedia Group Inc *	5,622	766
Five Below Inc *	1,800	339
Floor & Decor Holdings Inc, Cl A *	3,700	339
Ford Motor Co	150,984	1,549
GameStop Corp, Cl A *(A)	12,800	186
Gap Inc/The	4,921	99
Garmin Ltd	5,700	697
General Motors Co	50,200	1,586
Gentex Corp	10,364	315
Genuine Parts Co	4,911	652
Grand Canyon Education Inc *	1,200	164
H&R Block Inc	4,725	215
Harley-Davidson Inc	5,503	165
Hasbro Inc	5,667	263
Hilton Worldwide Holdings Inc	9,933	1,664
Home Depot Inc/The	37,979	11,906
Hyatt Hotels Corp, Cl A	2,100	241
Kohl's Corp	5,319	125
Las Vegas Sands Corp	12,593	581
Lear Corp	2,400	321
Leggett & Platt Inc	3,312	76
Lennar Corp, Cl A	9,590	1,227
Lennar Corp, Cl B	713	82
Lithia Motors Inc, Cl A	1,200	320
LKQ Corp	10,700	476
Lowe's Cos Inc	21,810	4,336
Lucid Group Inc *(A)	23,800	100
Lululemon Athletica Inc *	4,200	1,877
Macy's Inc	9,300	147
Marriott International Inc/MD, Cl A	9,494	1,924
Marriott Vacations Worldwide Corp	1,100	80
Mattel Inc *	11,242	214
McDonald's Corp	27,280	7,689
MGM Resorts International	11,139	439
Mister Car Wash Inc *	3,900	28
Mohawk Industries Inc *	2,166	191
Murphy USA Inc	800	296
Newell Brands Inc	19,493	149
NIKE Inc, Cl B	44,368	4,892
Nordstrom Inc (A)	5,512	86
Norwegian Cruise Line Holdings Ltd *	18,900	289
NVR Inc *	114	702
Ollie's Bargain Outlet Holdings Inc *	1,600	117
O'Reilly Automotive Inc *	2,240	2,201
Peloton Interactive Inc, Cl A *	13,900	79
Penn Entertainment Inc *	7,000	172
Penske Automotive Group Inc	400	60
Petco Health & Wellness Co Inc, Cl A *	3,300	10
Phinia Inc	1,832	47
Planet Fitness Inc, Cl A *	2,700	183
Polaris Inc	1,900	157

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pool Corp	1,300	$452
PulteGroup Inc	8,545	756
PVH Corp	2,200	215
QuantumScape Corp, Cl A *(A)	13,000	82
Ralph Lauren Corp, Cl A	1,880	243
RH *	500	135
Rivian Automotive Inc, Cl A *(A)	26,200	439
Ross Stores Inc	12,276	1,601
Royal Caribbean Cruises Ltd *	8,600	924
Service Corp International/US	5,194	318
Skechers USA Inc, Cl A *	5,800	342
Starbucks Corp	42,012	4,172
Tapestry Inc	10,367	328
Tempur Sealy International Inc	7,500	302
Tesla Inc *	103,755	24,909
Texas Roadhouse Inc, Cl A	2,800	315
Thor Industries Inc	2,200	218
TJX Cos Inc/The	43,916	3,869
Toll Brothers Inc	3,951	339
TopBuild Corp *	1,300	385
Tractor Supply Co	4,400	893
Travel + Leisure Co	1,368	49
Ulta Beauty Inc *	1,852	789
Under Armour Inc, Cl A *	9,700	79
Under Armour Inc, Cl C *	11,321	87
Vail Resorts Inc	1,400	304
Valvoline Inc	7,804	267
VF Corp	16,368	274
Victoria's Secret & Co *	3,852	104
Wayfair Inc, Cl A *	2,700	151
Wendy's Co/The	9,175	172
Whirlpool Corp	2,416	263
Williams-Sonoma Inc	2,662	499
Wingstop Inc	1,300	312
Wyndham Hotels & Resorts Inc	2,568	199
Wynn Resorts Ltd	3,696	312
YETI Holdings Inc *	4,400	188
Yum! Brands Inc	10,648	1,337

		170,071
Consumer Staples — 5.8%
Albertsons Cos Inc, Cl A	17,600	383
Altria Group Inc	68,540	2,881
Archer-Daniels-Midland Co	20,279	1,495
BJ's Wholesale Club Holdings Inc *	4,700	304
Boston Beer Co Inc/The, Cl A *	200	71
Brown-Forman Corp, Cl A	2,200	133
Brown-Forman Corp, Cl B	6,317	371
Bunge Global	5,500	604
Campbell Soup Co	7,678	309
Casey's General Stores Inc	1,400	386
Celsius Holdings Inc *	5,100	253
Church & Dwight Co Inc	8,714	842

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Clorox Co/The	4,303	$617
Coca-Cola Co/The	145,940	8,529
Colgate-Palmolive Co	31,450	2,477
Conagra Brands Inc	18,576	526
Constellation Brands Inc, Cl A	6,131	1,474
Costco Wholesale Corp	16,581	9,828
Coty Inc, Cl A *	17,622	201
Darling Ingredients Inc *	7,000	307
Dollar General Corp	8,500	1,115
Dollar Tree Inc *	8,134	1,005
Estee Lauder Cos Inc/The, Cl A	8,708	1,112
Flowers Foods Inc	5,525	115
Freshpet Inc *	2,200	156
General Mills Inc	22,292	1,419
Grocery Outlet Holding Corp *	4,500	127
Hershey Co/The	5,598	1,052
Hormel Foods Corp	10,456	320
Ingredion Inc	2,900	297
J M Smucker Co/The	3,811	418
Kellanova	10,703	562
Kenvue Inc	63,012	1,288
Keurig Dr Pepper Inc	36,700	1,159
Kimberly-Clark Corp	12,918	1,598
Kraft Heinz Co/The	30,702	1,078
Kroger Co/The	24,546	1,087
Lamb Weston Holdings Inc	5,062	506
McCormick & Co Inc/MD	9,986	647
Molson Coors Beverage Co, Cl B	6,262	385
Mondelez International Inc, Cl A	50,606	3,596
Monster Beverage Corp *	28,974	1,598
Olaplex Holdings Inc *	4,200	9
PepsiCo Inc	51,652	8,693
Performance Food Group Co *	6,500	423
Philip Morris International Inc	57,968	5,412
Pilgrim's Pride Corp *	2,900	74
Post Holdings Inc *	1,800	154
Procter & Gamble Co/The	88,354	13,564
Reynolds Consumer Products Inc	3,100	81
Seaboard Corp	16	56
Spectrum Brands Holdings Inc	2,118	147
Sysco Corp	19,248	1,389
Target Corp	17,575	2,352
Tyson Foods Inc, Cl A	9,465	443
US Foods Holding Corp *	9,000	394
Walgreens Boots Alliance Inc	27,225	543
Walmart Inc	53,479	8,326
WK Kellogg *	2,675	30

		94,721
Energy — 3.9%
Antero Midstream Corp	9,100	121
Antero Resources Corp *	12,900	305
APA Corp	11,159	402

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Baker Hughes Co, Cl A	39,140	$1,321
Cheniere Energy Inc	8,900	1,621
Chesapeake Energy Corp	4,500	361
Chevron Corp	66,367	9,530
ConocoPhillips	45,255	5,230
Coterra Energy Inc, Cl A	29,281	769
Devon Energy Corp	24,127	1,085
Diamondback Energy Inc	6,717	1,037
DT Midstream Inc	2,882	165
EOG Resources Inc	22,290	2,743
EQT Corp	13,519	540
Exxon Mobil Corp	152,038	15,620
Halliburton Co	34,036	1,260
Hess Corp	10,412	1,464
HF Sinclair Corp	5,726	301
Kinder Morgan Inc	72,722	1,278
Marathon Oil Corp	21,476	546
Marathon Petroleum Corp	16,219	2,420
New Fortress Energy Inc, Cl A	1,500	58
NOV Inc	14,580	274
Occidental Petroleum Corp	25,519	1,509
ONEOK Inc	16,158	1,112
Ovintiv Inc	9,900	439
Phillips 66	17,788	2,293
Pioneer Natural Resources Co	8,732	2,023
Range Resources Corp	7,800	254
Schlumberger NV	52,755	2,745
Southwestern Energy Co *	45,300	299
Targa Resources Corp	8,400	760
TechnipFMC PLC	18,600	385
Texas Pacific Land Corp	156	261
Valero Energy Corp	13,436	1,684
Williams Cos Inc/The	47,396	1,744

		63,959
Financials — 13.1%
Affiliated Managers Group Inc	1,720	233
Affirm Holdings Inc, Cl A *	7,000	241
Aflac Inc	22,912	1,895
AGNC Investment Corp ‡	26,859	237
Allstate Corp/The	9,725	1,341
Ally Financial Inc	11,500	336
American Express Co	22,372	3,820
American Financial Group Inc/OH	2,914	333
American International Group Inc	26,523	1,745
Ameriprise Financial Inc	3,780	1,336
Annaly Capital Management Inc ‡	20,902	378
Aon PLC, Cl A	7,721	2,536
Apollo Global Management Inc	19,119	1,759
Arch Capital Group Ltd *	12,900	1,080
Ares Management Corp, Cl A	5,900	662
Arthur J Gallagher & Co	7,787	1,939
Assurant Inc	1,693	284

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Assured Guaranty Ltd	2,600	$177
Axis Capital Holdings Ltd	3,800	214
Bank of America Corp	260,863	7,954
Bank of New York Mellon Corp/The	28,409	1,373
Bank OZK	3,900	163
Berkshire Hathaway Inc, Cl B *	68,900	24,804
BlackRock Inc, Cl A	5,685	4,271
Blackstone Inc	27,400	3,079
Block Inc, Cl A *	20,000	1,269
Blue Owl Capital Inc, Cl A	14,500	195
BOK Financial Corp	1,475	106
Brighthouse Financial Inc *	1,528	80
Brown & Brown Inc	8,548	639
Capital One Financial Corp	14,425	1,611
Carlyle Group Inc/The	8,300	285
Cboe Global Markets Inc	3,800	692
Charles Schwab Corp/The	55,040	3,375
Chubb Ltd	15,291	3,508
Cincinnati Financial Corp	5,686	584
Citigroup Inc	72,204	3,329
Citizens Financial Group Inc	17,600	480
CME Group Inc, Cl A	13,770	3,007
CNA Financial Corp	1,500	63
Coinbase Global Inc, Cl A *	5,900	736
Columbia Banking System Inc	6,732	151
Comerica Inc	5,753	260
Commerce Bancshares Inc/MO	4,249	215
Corebridge Financial Inc	3,600	76
Credit Acceptance Corp *	300	137
Cullen/Frost Bankers Inc	2,568	252
Discover Financial Services	9,389	873
East West Bancorp Inc	5,900	371
Equitable Holdings Inc	14,300	439
Euronet Worldwide Inc *	2,100	183
Evercore Inc, Cl A	1,100	162
Everest Group Ltd	1,700	698
Eversource Energy	13,626	810
FactSet Research Systems Inc	1,425	646
Fidelity National Financial Inc	8,652	388
Fidelity National Information Services Inc	22,848	1,340
Fifth Third Bancorp	25,582	741
First American Financial Corp	4,500	268
First Citizens BancShares Inc/NC, Cl A	400	587
First Hawaiian Inc	6,600	130
First Horizon Corp	24,656	315
Fiserv Inc *	22,974	3,001
FleetCor Technologies Inc *	2,700	649
FNB Corp/PA	17,100	205
Franklin Resources Inc	12,649	314
Global Payments Inc	9,852	1,147
Globe Life Inc	3,087	380
Goldman Sachs Group Inc/The	11,975	4,090

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Hanover Insurance Group Inc/The	1,093	$136
Hartford Financial Services Group Inc/The	11,410	892
Houlihan Lokey Inc, Cl A	2,100	226
Huntington Bancshares Inc/OH	52,782	594
Interactive Brokers Group Inc, Cl A	4,100	319
Intercontinental Exchange Inc	21,800	2,482
Invesco Ltd	12,000	171
Jack Henry & Associates Inc	2,600	413
Janus Henderson Group PLC	5,400	141
Jefferies Financial Group Inc	7,506	266
JPMorgan Chase & Co	108,470	16,930
Kemper Corp	3,300	146
KeyCorp	31,151	386
Kinsale Capital Group Inc	900	315
KKR & Co Inc	23,700	1,797
Lazard Ltd, Cl A	3,800	114
Lincoln National Corp	7,788	185
Loews Corp	6,236	438
LPL Financial Holdings Inc	2,900	645
M&T Bank Corp	6,157	789
Markel Group Inc *	477	686
MarketAxess Holdings Inc	1,200	288
Marsh & McLennan Cos Inc	18,765	3,742
Mastercard Inc, Cl A	31,500	13,036
MetLife Inc	25,109	1,598
MGIC Investment Corp	10,600	186
Moody's Corp	5,827	2,127
Morgan Stanley	45,814	3,635
Morningstar Inc	800	227
MSCI Inc, Cl A	2,900	1,510
Nasdaq Inc	12,930	722
NCR Atleos Corp *	3,294	73
New York Community Bancorp Inc	29,972	282
Northern Trust Corp	7,505	595
NU Holdings Ltd/Cayman Islands, Cl A *	84,900	691
Old Republic International Corp	9,290	272
OneMain Holdings Inc, Cl A	4,600	195
PayPal Holdings Inc *	42,511	2,449
Pinnacle Financial Partners Inc	2,300	167
PNC Financial Services Group Inc/The	15,322	2,053
Popular Inc	2,853	211
Primerica Inc	1,600	335
Principal Financial Group Inc	8,508	628
Progressive Corp/The	22,180	3,638
Prosperity Bancshares Inc	3,900	235
Prudential Financial Inc	13,963	1,365
Raymond James Financial Inc	7,431	781
Regions Financial Corp	34,987	584
Reinsurance Group of America Inc, Cl A	2,699	440
RenaissanceRe Holdings Ltd	2,100	450
Rithm Capital Corp ‡	22,300	231
RLI Corp	1,700	231

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robinhood Markets Inc, Cl A *	22,200	$195
Rocket Cos Inc, Cl A *	7,200	67
Ryan Specialty Holdings Inc, Cl A *	2,700	124
S&P Global Inc	11,976	4,980
SEI Investments Co †	4,542	267
Shift4 Payments Inc, Cl A *	2,400	158
SLM Corp	8,731	131
SoFi Technologies Inc *(A)	32,100	234
Starwood Property Trust Inc ‡	12,800	254
State Street Corp	12,279	894
Stifel Financial Corp	4,200	256
Synchrony Financial	16,018	518
Synovus Financial Corp	4,296	132
T Rowe Price Group Inc	8,730	874
TFS Financial Corp	2,500	33
Toast Inc, Cl A *	15,000	223
TPG Inc, Cl A	2,700	95
Tradeweb Markets Inc, Cl A	4,000	388
Travelers Cos Inc/The	8,775	1,585
Truist Financial Corp	50,563	1,625
Unum Group	7,905	340
US Bancorp	56,497	2,154
UWM Holdings Corp	2,300	13
Virtu Financial Inc, Cl A	4,500	81
Visa Inc, Cl A	60,800	15,606
Voya Financial Inc	4,400	315
W R Berkley Corp	7,381	536
Webster Financial Corp	6,946	312
Wells Fargo & Co	137,166	6,116
Western Alliance Bancorp	3,100	159
Western Union Co/The	17,028	198
WEX Inc *	1,500	265
White Mountains Insurance Group Ltd	79	121
Willis Towers Watson PLC	3,962	976
Wintrust Financial Corp	2,900	248
XP Inc, Cl A	14,000	326
Zions Bancorp NA	5,602	200

		213,024
Health Care — 12.2%
10X Genomics Inc, Cl A *	4,400	192
Abbott Laboratories	64,737	6,751
AbbVie Inc	66,101	9,412
Acadia Healthcare Co Inc *	3,500	255
Agilent Technologies Inc	10,964	1,401
agilon health Inc *	8,800	93
Align Technology Inc *	3,000	641
Alnylam Pharmaceuticals Inc *	4,800	808
Amedisys Inc *	1,600	150
Amgen Inc	19,958	5,381
Apellis Pharmaceuticals Inc *	4,200	226
Avantor Inc *	23,800	504
Azenta Inc *	1,800	101

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Baxter International Inc	18,515	$668
Becton Dickinson & Co	10,470	2,473
Biogen Inc *	5,500	1,287
BioMarin Pharmaceutical Inc *	6,800	619
Bio-Rad Laboratories Inc, Cl A *	900	274
Bio-Techne Corp	6,564	413
Boston Scientific Corp *	54,539	3,048
Bristol-Myers Squibb Co	78,219	3,862
Bruker Corp	4,400	286
Cardinal Health Inc	9,529	1,020
Catalent Inc *	6,300	245
Cencora Inc	6,224	1,266
Centene Corp *	20,758	1,529
Certara Inc *	5,700	82
Charles River Laboratories International Inc *	1,943	383
Chemed Corp	500	284
Cigna Group/The	11,202	2,945
Cooper Cos Inc/The	1,704	574
CVS Health Corp	47,499	3,228
Danaher Corp	24,602	5,494
DaVita Inc *	2,285	232
DENTSPLY SIRONA Inc	9,466	301
Dexcom Inc *	14,400	1,664
Doximity Inc, Cl A *	3,700	86
Edwards Lifesciences Corp *	23,084	1,563
Elanco Animal Health Inc *	22,637	267
Elevance Health Inc	9,031	4,330
Eli Lilly & Co	31,771	18,778
Encompass Health Corp	3,800	248
Enovis Corp *	2,166	107
Envista Holdings Corp *	4,500	102
Exact Sciences Corp *	6,600	422
Exelixis Inc *	10,500	229
Fortrea Holdings Inc *	3,890	115
GE HealthCare Technologies Inc	13,956	955
Gilead Sciences Inc	46,434	3,557
Globus Medical Inc, Cl A *	4,000	180
HCA Healthcare Inc	7,900	1,979
Henry Schein Inc *	4,568	305
Hologic Inc *	9,000	642
Humana Inc	4,775	2,315
ICON PLC *	3,000	801
ICU Medical Inc *	1,000	88
IDEXX Laboratories Inc *	3,104	1,446
Illumina Inc *	6,105	622
Incyte Corp *	7,600	413
Inspire Medical Systems Inc *	1,200	174
Insulet Corp *	2,400	454
Integra LifeSciences Holdings Corp *	3,600	141
Intuitive Surgical Inc *	13,315	4,139
Ionis Pharmaceuticals Inc *	5,900	292

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
IQVIA Holdings Inc *	7,013	$1,501
Jazz Pharmaceuticals PLC *	2,700	319
Johnson & Johnson	90,500	13,997
Karuna Therapeutics Inc *	1,500	287
Laboratory Corp of America Holdings	3,290	714
Maravai LifeSciences Holdings Inc, Cl A *	5,700	29
Masimo Corp *	2,100	197
McKesson Corp	4,970	2,339
Medpace Holdings Inc *	1,000	271
Medtronic PLC	49,426	3,918
Merck & Co Inc	95,243	9,761
Mettler-Toledo International Inc *	849	927
Mirati Therapeutics Inc *	2,100	119
Moderna Inc *	12,800	995
Molina Healthcare Inc *	2,100	768
Natera Inc *	4,300	241
Neurocrine Biosciences Inc *	3,900	455
Novocure Ltd *	4,100	50
Organon & Co	9,754	110
Penumbra Inc *	1,400	311
Perrigo Co PLC	7,800	238
Pfizer Inc	211,322	6,439
Premier Inc, Cl A	6,100	126
QIAGEN NV *	7,440	306
Quest Diagnostics Inc	3,844	528
QuidelOrtho Corp *	1,900	131
R1 RCM Inc *	6,500	69
Regeneron Pharmaceuticals Inc *	3,942	3,247
Repligen Corp *	2,300	362
ResMed Inc	5,412	854
Revvity Inc	5,234	465
Roivant Sciences Ltd *	10,300	98
Royalty Pharma PLC, Cl A	13,200	357
Sarepta Therapeutics Inc *	3,400	276
Seagen Inc *	5,300	1,130
Shockwave Medical Inc *	1,500	262
Sotera Health Co *	4,500	61
STERIS PLC	3,800	764
Stryker Corp	13,204	3,913
Tandem Diabetes Care Inc *	3,300	67
Teladoc Health Inc *	7,853	142
Teleflex Inc	1,640	370
Tenet Healthcare Corp *	4,200	290
Thermo Fisher Scientific Inc	14,425	7,151
Ultragenyx Pharmaceutical Inc *	3,500	136
United Therapeutics Corp *	1,900	456
UnitedHealth Group Inc	34,920	19,310
Universal Health Services Inc, Cl B	2,476	340
Veeva Systems Inc, Cl A *	5,500	959
Vertex Pharmaceuticals Inc *	9,600	3,406
Viatris Inc	43,922	403
Waters Corp *	2,373	666

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
West Pharmaceutical Services Inc	2,900	$1,017
Zimmer Biomet Holdings Inc	7,525	875
Zoetis Inc, Cl A	17,744	3,135

		198,500
Industrials — 9.1%
3M Co	20,962	2,077
A O Smith Corp	4,100	309
Acuity Brands Inc	1,200	215
Advanced Drainage Systems Inc	2,200	266
AECOM	5,416	481
AGCO Corp	2,400	272
Air Lease Corp, Cl A	2,800	109
Alaska Air Group Inc *	3,600	136
Allegion plc	3,766	400
Allison Transmission Holdings Inc	4,200	225
American Airlines Group Inc *	24,600	306
AMETEK Inc	8,728	1,355
Armstrong World Industries Inc	1,100	93
Automatic Data Processing Inc	15,792	3,631
Avis Budget Group Inc *	1,000	183
Axon Enterprise Inc *	2,500	575
AZEK Co Inc/The, Cl A *	6,100	210
Boeing Co/The *	20,793	4,816
Booz Allen Hamilton Holding Corp, Cl A	4,600	576
Broadridge Financial Solutions Inc	4,373	848
Builders FirstSource Inc *	4,700	630
BWX Technologies Inc	3,950	308
CACI International Inc, Cl A *	736	236
Carlisle Cos Inc	1,866	523
Carrier Global Corp	30,478	1,584
Caterpillar Inc	19,247	4,826
Ceridian HCM Holding Inc *(A)	5,200	358
CH Robinson Worldwide Inc	4,048	332
ChargePoint Holdings Inc *(A)	14,500	27
Cintas Corp	3,257	1,802
Clarivate PLC *	22,600	175
Clean Harbors Inc *	2,000	323
CNH Industrial NV	41,300	444
Concentrix Corp	2,200	207
Copart Inc *	32,844	1,649
Core & Main Inc, Cl A *	2,900	102
Crane Co	2,100	222
CSX Corp	75,388	2,435
Cummins Inc	5,212	1,168
Curtiss-Wright Corp	1,700	364
Deere & Co	10,019	3,651
Delta Air Lines Inc	24,100	890
Donaldson Co Inc	5,444	331
Dover Corp	5,057	714
Driven Brands Holdings Inc *	2,400	32
Dun & Bradstreet Holdings Inc	8,900	94
Eaton Corp PLC	14,816	3,373

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
EMCOR Group Inc	2,000	$425
Emerson Electric Co	21,810	1,939
Equifax Inc	4,656	1,014
Esab Corp	2,166	167
Expeditors International of Washington Inc	5,448	656
Fastenal Co	21,548	1,292
FedEx Corp	8,944	2,315
Ferguson PLC	8,000	1,371
Flowserve Corp	3,500	134
Fortive Corp	14,053	969
Fortune Brands Innovations Inc	5,520	378
FTI Consulting Inc *	1,100	242
Gates Industrial Corp PLC *	4,900	60
Generac Holdings Inc *	2,700	316
General Dynamics Corp	9,072	2,240
General Electric Co	40,470	4,929
Genpact Ltd	6,800	231
Graco Inc	6,272	507
GXO Logistics Inc *	5,000	281
Hayward Holdings Inc *	2,100	25
HEICO Corp	2,010	344
HEICO Corp, Cl A	3,121	429
Hertz Global Holdings Inc *	5,400	45
Hexcel Corp	2,600	180
Honeywell International Inc	24,790	4,857
Howmet Aerospace Inc	14,167	745
Hubbell Inc, Cl B	1,992	598
Huntington Ingalls Industries Inc	1,537	364
IDEX Corp	3,093	624
Illinois Tool Works Inc	11,480	2,781
Ingersoll Rand Inc	15,265	1,090
ITT Inc	3,451	374
Jacobs Solutions Inc	4,684	596
JB Hunt Transport Services Inc	3,052	565
Johnson Controls International plc	26,666	1,408
KBR Inc	5,500	284
Kirby Corp *	1,800	138
Knight-Swift Transportation Holdings Inc, Cl A	6,400	344
L3Harris Technologies Inc	7,034	1,342
Landstar System Inc	1,565	270
Leidos Holdings Inc	4,673	501
Lennox International Inc	1,320	537
Lincoln Electric Holdings Inc	2,200	436
Lockheed Martin Corp	8,573	3,839
Lyft Inc, Cl A *	14,900	175
ManpowerGroup Inc	1,484	110
Masco Corp	9,279	562
MasTec Inc *	1,900	115
MDU Resources Group Inc	8,721	167
Mercury Systems Inc *	2,800	96
Middleby Corp/The *	2,100	265

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MSA Safety Inc	1,100	$192
MSC Industrial Direct Co Inc, Cl A	1,320	129
Nordson Corp	2,100	494
Norfolk Southern Corp	8,695	1,897
Northrop Grumman Corp	5,278	2,508
nVent Electric PLC	5,273	281
Old Dominion Freight Line Inc	3,600	1,401
Oshkosh Corp	2,859	278
Otis Worldwide Corp	15,339	1,316
Owens Corning	3,200	434
PACCAR Inc	19,544	1,795
Parker-Hannifin Corp	4,704	2,038
Paychex Inc	12,007	1,464
Paycom Software Inc	1,900	345
Paycor HCM Inc *	1,700	36
Paylocity Holding Corp *	1,700	266
Pentair PLC	6,373	411
Plug Power Inc *(A)	21,700	88
Quanta Services Inc	5,467	1,029
RB Global Inc	7,710	491
RBC Bearings Inc *	1,200	309
Regal Rexnord Corp	2,776	333
Republic Services Inc, Cl A	7,642	1,237
Robert Half Inc	3,376	277
Rockwell Automation Inc	4,304	1,185
Rollins Inc	8,737	356
RTX Corp	54,462	4,438
Ryder System Inc	1,306	140
Saia Inc *	1,100	429
Schneider National Inc, Cl B	3,000	69
Science Applications International Corp	2,500	293
Sensata Technologies Holding PLC	5,100	166
SiteOne Landscape Supply Inc *	1,500	211
Snap-on Inc	1,791	492
Southwest Airlines Co	22,320	571
Spirit AeroSystems Holdings Inc, Cl A *	5,400	148
SS&C Technologies Holdings Inc	8,000	450
Stanley Black & Decker Inc	5,593	508
Stericycle Inc *	2,526	119
Sunrun Inc *	7,400	95
Tetra Tech Inc	2,200	348
Textron Inc	7,222	554
Timken Co/The	2,669	193
Toro Co/The	4,440	368
Trane Technologies PLC	8,700	1,961
TransDigm Group Inc	1,993	1,919
TransUnion	7,900	464
Trex Co Inc *	3,400	239
Uber Technologies Inc *	73,600	4,150
U-Haul Holding Co *(A)	400	23
U-Haul Holding Co, Cl B	3,600	195
Union Pacific Corp	22,732	5,121

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
United Airlines Holdings Inc *	13,400	$528
United Parcel Service Inc, Cl B	26,941	4,084
United Rentals Inc	2,600	1,238
Valmont Industries Inc	900	198
Veralto *	8,467	654
Verisk Analytics Inc, Cl A	5,300	1,280
Vertiv Holdings Co, Cl A	12,000	524
Vestis *	5,150	94
Waste Management Inc	15,294	2,615
Watsco Inc	1,300	497
WESCO International Inc	1,800	281
Westinghouse Air Brake Technologies Corp	6,737	785
WillScot Mobile Mini Holdings Corp, Cl A *	6,700	279
Woodward Inc	2,500	338
WW Grainger Inc	1,687	1,326
XPO Inc *	3,800	328
Xylem Inc/NY	9,002	946

		147,804
Information Technology — 27.4%
Accenture PLC, Cl A	23,700	7,895
Adobe Inc *	17,202	10,511
Advanced Micro Devices Inc *	60,013	7,271
Akamai Technologies Inc *	5,918	684
Allegro MicroSystems Inc *	2,100	57
Alteryx Inc, Cl A *	3,200	128
Amdocs Ltd	4,200	352
Amphenol Corp, Cl A	22,468	2,044
Analog Devices Inc	19,103	3,503
ANSYS Inc *	3,300	968
Apple Inc	561,963	106,745
Applied Materials Inc	31,455	4,711
AppLovin Corp, Cl A *	7,300	274
Arista Networks Inc *	9,600	2,109
Arrow Electronics Inc *	2,389	283
Aspen Technology Inc *	970	183
Atlassian Corp, Cl A *	5,500	1,050
Autodesk Inc *	8,337	1,821
Avnet Inc	2,610	122
Bentley Systems Inc, Cl B	7,400	385
BILL Holdings Inc *	3,700	242
Broadcom Inc	16,228	15,023
Cadence Design Systems Inc *	10,363	2,832
CCC Intelligent Solutions Holdings Inc *	4,400	51
CDW Corp/DE	5,300	1,118
Ciena Corp *	6,100	280
Cirrus Logic Inc *	1,600	121
Cisco Systems Inc	153,527	7,428
Cloudflare Inc, Cl A *	10,800	833
Cognex Corp	7,700	290
Cognizant Technology Solutions Corp, Cl A	18,476	1,300
Coherent Corp *	5,283	194
Confluent Inc, Cl A *	7,800	166

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Corning Inc	28,258	$805
Crane NXT Co	2,100	108
Crowdstrike Holdings Inc, Cl A *	7,700	1,825
Datadog Inc, Cl A *	10,400	1,212
DocuSign Inc, Cl A *	8,900	384
Dolby Laboratories Inc, Cl A	1,943	167
DoubleVerify Holdings Inc *	4,800	159
Dropbox Inc, Cl A *	8,300	234
DXC Technology Co *	6,636	153
Dynatrace Inc *	8,800	471
Elastic NV *	2,400	193
Enphase Energy Inc *	4,900	495
Entegris Inc	5,800	606
EPAM Systems Inc *	1,900	491
F5 Inc *	2,531	433
Fair Isaac Corp *	900	979
First Solar Inc *	3,900	615
Five9 Inc *	2,200	168
Fortinet Inc *	25,200	1,324
Gartner Inc *	3,010	1,309
Gen Digital Inc	22,748	502
Gitlab Inc, Cl A *	2,100	102
GLOBALFOUNDRIES Inc *(A)	2,700	145
Globant SA *	1,700	375
GoDaddy Inc, Cl A *	5,600	560
Guidewire Software Inc *	3,500	350
HashiCorp Inc, Cl A *	3,900	84
Hewlett Packard Enterprise Co	48,970	828
HP Inc	33,070	970
HubSpot Inc *	1,800	889
Informatica Inc, Cl A *	1,700	43
Intel Corp	156,258	6,985
International Business Machines Corp	33,901	5,375
Intuit Inc	10,252	5,859
IPG Photonics Corp *	800	77
Jabil Inc	4,674	539
Juniper Networks Inc	13,025	371
Keysight Technologies Inc *	6,432	874
KLA Corp	5,249	2,859
Kyndryl Holdings Inc *	5,159	93
Lam Research Corp	5,152	3,688
Lattice Semiconductor Corp *	5,800	340
Littelfuse Inc	1,000	233
Lumentum Holdings Inc *	3,700	158
Manhattan Associates Inc *	2,100	468
Marvell Technology Inc	32,838	1,830
Microchip Technology Inc	20,930	1,746
Micron Technology Inc	41,416	3,153
Microsoft Corp	280,216	106,177
MKS Instruments Inc	2,900	239
MongoDB Inc, Cl A *	2,500	1,039
Monolithic Power Systems Inc	1,802	989

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Motorola Solutions Inc	6,314	$2,039
nCino Inc *	2,900	80
NCR Voyix Corp *	6,589	103
NetApp Inc	8,155	745
Nutanix Inc, Cl A *	7,700	332
NVIDIA Corp	89,424	41,824
Okta Inc, Cl A *	6,000	402
ON Semiconductor Corp *	16,100	1,148
Oracle Corp	56,920	6,615
Palantir Technologies Inc, Cl A *	71,900	1,442
Palo Alto Networks Inc *	11,162	3,294
Pegasystems Inc	2,100	109
Procore Technologies Inc *	3,100	183
PTC Inc *	4,600	724
Pure Storage Inc, Cl A *	10,000	333
Qorvo Inc *	3,500	338
QUALCOMM Inc	41,659	5,376
RingCentral Inc, Cl A *	4,300	122
Roper Technologies Inc	3,900	2,099
Salesforce Inc *	35,418	8,922
SentinelOne Inc, Cl A *	10,200	195
ServiceNow Inc *	7,600	5,212
Skyworks Solutions Inc	5,800	562
Smartsheet Inc, Cl A *	4,100	174
Snowflake Inc, Cl A *	11,400	2,140
Splunk Inc *	5,800	879
Synopsys Inc *	5,782	3,141
TD SYNNEX Corp	1,000	99
Teledyne Technologies Inc *	1,867	752
Teradata Corp *	2,989	141
Teradyne Inc	6,063	559
Texas Instruments Inc	33,908	5,178
Trimble Inc *	10,228	475
Twilio Inc, Cl A *	6,800	440
Tyler Technologies Inc *	1,700	695
Ubiquiti Inc	300	34
UiPath Inc, Cl A *	15,800	312
Unity Software Inc *	12,200	360
Universal Display Corp	1,500	254
VeriSign Inc *	3,385	718
Viasat Inc *	3,600	74
Vontier Corp	6,801	229
Western Digital Corp *	11,596	560
Wolfspeed Inc *	5,000	184
Workday Inc, Cl A *	7,500	2,030
Zebra Technologies Corp, Cl A *	2,125	504
Zoom Video Communications Inc, Cl A *	9,300	631
Zscaler Inc *	3,000	593

		444,400
Materials — 2.5%
Air Products and Chemicals Inc	8,194	2,217
Albemarle Corp	4,473	542

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Alcoa Corp	5,300	$142
Amcor PLC	61,400	582
AptarGroup Inc	2,600	330
Ardagh Metal Packaging SA (A)	10,100	41
Ashland Inc	2,176	174
Avery Dennison Corp	3,010	585
Axalta Coating Systems Ltd *	7,400	233
Ball Corp	10,900	603
Berry Global Group Inc	5,200	344
Celanese Corp, Cl A	3,583	497
CF Industries Holdings Inc	7,230	543
Chemours Co/The	4,300	118
Cleveland-Cliffs Inc *	16,300	280
Corteva Inc	27,076	1,224
Crown Holdings Inc	4,451	383
Dow Inc	26,376	1,365
DuPont de Nemours Inc	17,409	1,245
Eagle Materials Inc	1,200	217
Eastman Chemical Co	4,528	380
Ecolab Inc	9,555	1,832
Element Solutions Inc	5,700	119
FMC Corp	4,420	237
Freeport-McMoRan Inc, Cl B	52,524	1,960
Ginkgo Bioworks Holdings Inc *(A)	51,000	66
Graphic Packaging Holding Co	9,100	206
Huntsman Corp	6,029	148
International Flavors & Fragrances Inc	9,352	705
International Paper Co	12,255	453
Linde PLC	18,400	7,613
Louisiana-Pacific Corp	2,600	159
LyondellBasell Industries NV, Cl A	9,860	938
Martin Marietta Materials Inc	2,363	1,098
Mosaic Co/The	11,178	401
MP Materials Corp *	5,300	84
NewMarket Corp	300	159
Newmont Corp	44,533	1,790
Nucor Corp	9,390	1,596
Olin Corp	5,500	259
Packaging Corp of America	2,999	504
PPG Industries Inc	8,865	1,259
Reliance Steel & Aluminum Co	2,200	606
Royal Gold Inc	2,600	317
RPM International Inc	4,569	470
Scotts Miracle-Gro Co/The, Cl A	2,106	117
Sealed Air Corp	6,268	209
Sherwin-Williams Co/The	8,811	2,456
Silgan Holdings Inc	4,308	180
Sonoco Products Co	4,146	229
Southern Copper Corp	2,668	192
SSR Mining Inc	3,800	45
Steel Dynamics Inc	6,000	715
United States Steel Corp	7,600	273

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Vulcan Materials Co	5,157	$1,101
Westlake Corp	800	103
Westrock Co	8,345	343

		40,987
Real Estate — 2.7%
Agree Realty Corp ‡	3,800	225
Alexandria Real Estate Equities Inc ‡	6,400	700
American Homes 4 Rent, Cl A ‡	11,400	414
American Tower Corp, Cl A ‡	17,312	3,614
Americold Realty Trust Inc ‡	11,600	328
Apartment Income REIT Corp ‡	6,805	212
AvalonBay Communities Inc ‡	5,541	958
Boston Properties Inc ‡	5,584	318
Brixmor Property Group Inc ‡	9,400	202
Camden Property Trust ‡	3,547	320
CBRE Group Inc, Cl A *	12,217	965
CoStar Group Inc *	15,300	1,271
Cousins Properties Inc ‡	7,900	162
Crown Castle Inc ‡	16,196	1,899
CubeSmart ‡	9,000	358
Digital Realty Trust Inc ‡	11,196	1,554
EastGroup Properties Inc ‡	1,600	278
EPR Properties ‡	3,800	170
Equinix Inc ‡	3,563	2,904
Equity LifeStyle Properties Inc ‡	6,400	455
Equity Residential ‡	14,177	806
Essex Property Trust Inc ‡	2,363	504
Extra Space Storage Inc ‡	7,998	1,041
Federal Realty Investment Trust ‡	3,496	334
First Industrial Realty Trust Inc ‡	4,600	216
Gaming and Leisure Properties Inc ‡	10,635	497
Healthcare Realty Trust Inc, Cl A ‡	15,700	240
Healthpeak Properties Inc ‡	19,574	339
Highwoods Properties Inc ‡	5,400	102
Host Hotels & Resorts Inc ‡	23,940	418
Howard Hughes Holdings Inc *	1,073	79
Invitation Homes Inc ‡	23,600	787
Iron Mountain Inc ‡	10,203	655
Jones Lang LaSalle Inc *	2,100	327
Kilroy Realty Corp ‡	6,000	198
Kimco Realty Corp ‡	25,071	484
Lamar Advertising Co, Cl A ‡	2,840	288
Medical Properties Trust Inc ‡(A)	17,800	86
Mid-America Apartment Communities Inc ‡	4,250	529
National Storage Affiliates Trust ‡	2,200	73
NET Lease Office Properties *‡	573	9
NNN REIT Inc ‡	7,500	305
Omega Healthcare Investors Inc ‡	10,400	330
Park Hotels & Resorts Inc ‡	4,888	73
Prologis Inc ‡	35,103	4,034
Public Storage ‡	5,968	1,544
Rayonier Inc ‡	4,604	141

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Realty Income Corp ‡	25,639	$1,384
Regency Centers Corp ‡	7,258	456
Rexford Industrial Realty Inc ‡	7,800	384
SBA Communications Corp, Cl A ‡	4,132	1,020
Simon Property Group Inc ‡	11,881	1,484
Spirit Realty Capital Inc ‡	6,320	261
STAG Industrial Inc ‡	7,600	272
Sun Communities Inc ‡	4,600	595
UDR Inc ‡	13,893	464
Ventas Inc ‡	14,892	683
VICI Properties Inc, Cl A ‡	39,300	1,175
Vornado Realty Trust ‡	8,936	210
Welltower Inc ‡	19,283	1,718
Weyerhaeuser Co ‡	27,146	851
WP Carey Inc ‡	8,600	535
Zillow Group Inc, Cl A *	943	37
Zillow Group Inc, Cl C *	4,986	204

		43,479
Utilities — 2.2%
AES Corp/The	24,124	415
Alliant Energy Corp	9,152	463
Ameren Corp	9,790	760
American Electric Power Co Inc	20,050	1,595
American Water Works Co Inc	7,300	962
Atmos Energy Corp	5,291	602
Avangrid Inc	3,094	96
Brookfield Renewable Corp, Cl A	6,600	175
CenterPoint Energy Inc	23,515	665
Clearway Energy Inc, Cl A	1,300	31
Clearway Energy Inc, Cl C	3,500	87
CMS Energy Corp	11,242	638
Consolidated Edison Inc	13,016	1,173
Constellation Energy Corp	12,792	1,548
Dominion Energy Inc	31,970	1,450
DTE Energy Co	7,664	798
Duke Energy Corp	29,216	2,696
Edison International	14,479	970
Entergy Corp	7,598	771
Essential Utilities Inc	10,646	379
Evergy Inc	8,049	411
Exelon Corp	37,776	1,455
FirstEnergy Corp	20,227	747
Hawaiian Electric Industries Inc	5,446	66
IDACORP Inc	2,200	212
National Fuel Gas Co	2,889	147
NextEra Energy Inc	75,492	4,417
NiSource Inc	14,921	383
NRG Energy Inc	7,800	373
OGE Energy Corp	8,836	310
PG&E Corp *	72,418	1,243
Pinnacle West Capital Corp	4,992	374
PPL Corp	28,426	743

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Large Cap Index Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Public Service Enterprise Group Inc	18,752	$1,171
Sempra	23,046	1,679
Southern Co/The	41,803	2,967
UGI Corp	9,325	205
Vistra Corp	14,100	499
WEC Energy Group Inc	11,857	991
Xcel Energy Inc	21,681	1,319

		35,986
Total Common Stock
(Cost $367,690) ($ Thousands)		1,584,575

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
5.430% **†(B)	2,664,096	2,660

Total Affiliated Partnership
(Cost $2,664) ($ Thousands)		2,660

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	25,370,227	25,370

Total Cash Equivalent
(Cost $25,370) ($ Thousands)		25,370

Total Investments in Securities — 99.2%
(Cost $395,724) ($ Thousands)		$1,612,605

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	130	Dec-2023	$29,559	$29,749	$190
S&P Mid Cap 400 Index E-MINI	43	Dec-2023	11,036	11,041	5
			$40,595	$40,790	$195

Percentages are based on Net Assets of $1,625,246 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $2,660 ($ Thousands).

SEI Institutional Investments Trust

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,584,575	–	–	1,584,575
Affiliated Partnership	–	2,660	–	2,660
Cash Equivalent	25,370	–	–	25,370
Total Investments in Securities	1,609,945	2,660	–	1,612,605

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	195	–	–	195
Total Other Financial Instruments	195	–	–	195

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Investment Co.	$257	$—	$—	$—	$10	$267	$2	$—
SEI Liquidity Fund, LP	3,520	19,121	(19,980)	1	(2)	2,660	63	—
SEI Daily Income Trust, Government Fund, Cl F	4,590	155,838	(135,058)	—	—	25,370	552	—
Totals	$8,367	$174,959	$(155,038)	$1	$8	$28,297	$617	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

S&P 500 Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 97.9%

Communication Services — 8.4%
Alphabet Inc, Cl A *	682,820	$90,494
Alphabet Inc, Cl C *	580,860	77,789
AT&T Inc	822,291	13,625
Charter Communications Inc, Cl A *	11,700	4,682
Comcast Corp, Cl A	473,548	19,837
Electronic Arts Inc	28,300	3,906
Fox Corp	45,957	1,327
Interpublic Group of Cos Inc/The	45,200	1,389
Live Nation Entertainment Inc *	16,500	1,390
Match Group Inc *	32,700	1,059
Meta Platforms Inc, Cl A *	255,778	83,678
Netflix Inc *	50,979	24,163
News Corp	14,300	329
News Corp, Cl A	44,983	991
Omnicom Group Inc	23,000	1,855
Paramount Global, Cl B (A)	56,381	810
Take-Two Interactive Software Inc *	18,400	2,911
T-Mobile US Inc *	59,500	8,952
Verizon Communications Inc	483,652	18,538
Walt Disney Co/The *	210,519	19,513
Warner Bros Discovery Inc *	254,446	2,659

		379,897
Consumer Discretionary — 10.5%
Airbnb Inc, Cl A *	49,000	6,191
Amazon.com Inc *	1,045,000	152,664
Aptiv PLC *	32,300	2,676
AutoZone Inc *	2,045	5,337
Bath & Body Works Inc	27,200	887
Best Buy Co Inc	22,487	1,595
Booking Holdings Inc *	4,084	12,765
BorgWarner Inc	27,800	937
Caesars Entertainment Inc *	24,600	1,100
CarMax Inc *	18,400	1,176
Carnival Corp, Cl A *	115,300	1,736

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Chipotle Mexican Grill Inc, Cl A *	3,220	$7,091
Darden Restaurants Inc	14,095	2,205
Domino's Pizza Inc	4,100	1,611
DR Horton Inc	34,991	4,467
eBay Inc	61,683	2,530
Etsy Inc *	14,600	1,107
Expedia Group Inc *	15,795	2,151
Ford Motor Co	451,643	4,634
Garmin Ltd	17,695	2,163
General Motors Co	158,087	4,996
Genuine Parts Co	16,400	2,178
Hasbro Inc	15,395	714
Hilton Worldwide Holdings Inc	30,300	5,076
Home Depot Inc/The	115,687	36,267
Las Vegas Sands Corp	38,000	1,753
Lennar Corp, Cl A	29,291	3,747
LKQ Corp	30,700	1,367
Lowe's Cos Inc	67,387	13,399
Lululemon Athletica Inc *	13,300	5,942
Marriott International Inc/MD, Cl A	28,836	5,845
McDonald's Corp	83,887	23,643
MGM Resorts International	32,100	1,266
Mohawk Industries Inc *	6,200	548
NIKE Inc, Cl B	140,882	15,535
Norwegian Cruise Line Holdings Ltd *	50,100	765
NVR Inc *	360	2,216
O'Reilly Automotive Inc *	6,900	6,778
Pool Corp	4,500	1,563
PulteGroup Inc	25,183	2,227
Ralph Lauren Corp, Cl A	4,795	620
Ross Stores Inc	39,100	5,098
Royal Caribbean Cruises Ltd *	26,200	2,815
Starbucks Corp	131,782	13,086
Tapestry Inc	26,691	845
Tesla Inc *	317,800	76,297
TJX Cos Inc/The	132,182	11,647
Tractor Supply Co	12,600	2,558
Ulta Beauty Inc *	5,800	2,471
VF Corp	38,891	651
Whirlpool Corp	6,500	708
Wynn Resorts Ltd	11,400	962
Yum! Brands Inc	32,200	4,043

		472,649
Consumer Staples — 6.2%
Altria Group Inc	204,083	8,580
Archer-Daniels-Midland Co	61,591	4,541
Brown-Forman Corp, Cl B	21,290	1,251
Bunge Global	17,400	1,912
Campbell Soup Co	22,691	912
Church & Dwight Co Inc	28,500	2,754
Clorox Co/The	14,300	2,050
Coca-Cola Co/The	447,757	26,167

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Colgate-Palmolive Co	94,991	$7,482
Conagra Brands Inc	55,187	1,561
Constellation Brands Inc, Cl A	18,700	4,497
Costco Wholesale Corp	51,000	30,230
Dollar General Corp	25,200	3,304
Dollar Tree Inc *	24,069	2,975
Estee Lauder Cos Inc/The, Cl A	26,600	3,396
General Mills Inc	67,196	4,278
Hershey Co/The	17,400	3,270
Hormel Foods Corp	33,692	1,031
J M Smucker Co/The	12,095	1,327
Kellanova	30,600	1,608
Kenvue Inc	199,850	4,085
Keurig Dr Pepper Inc	115,500	3,646
Kimberly-Clark Corp	39,196	4,850
Kraft Heinz Co/The	91,591	3,216
Kroger Co/The	76,582	3,390
Lamb Weston Holdings Inc	17,000	1,700
McCormick & Co Inc/MD	29,090	1,886
Molson Coors Beverage Co, Cl B	21,795	1,341
Mondelez International Inc, Cl A	156,478	11,119
Monster Beverage Corp *	85,462	4,713
PepsiCo Inc	158,378	26,653
Philip Morris International Inc	178,578	16,672
Procter & Gamble Co/The	271,267	41,645
Sysco Corp	58,600	4,229
Target Corp	53,091	7,104
Tyson Foods Inc, Cl A	32,987	1,545
Walgreens Boots Alliance Inc	83,587	1,667
Walmart Inc	164,183	25,562

		278,149
Energy — 4.0%
APA Corp	36,100	1,300
Baker Hughes Co, Cl A	117,100	3,952
Chevron Corp	204,201	29,323
ConocoPhillips	137,741	15,919
Coterra Energy Inc, Cl A	86,887	2,281
Devon Energy Corp	74,300	3,341
Diamondback Energy Inc	20,500	3,165
EOG Resources Inc	66,991	8,244
EQT Corp	41,800	1,670
Exxon Mobil Corp	465,600	47,836
Halliburton Co	104,191	3,858
Hess Corp	31,700	4,456
Kinder Morgan Inc	222,583	3,911
Marathon Oil Corp	69,400	1,765
Marathon Petroleum Corp	46,011	6,864
Occidental Petroleum Corp	76,224	4,509
ONEOK Inc	66,891	4,605
Phillips 66	51,196	6,599
Pioneer Natural Resources Co	26,796	6,207
Schlumberger NV	163,466	8,507

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Targa Resources Corp	25,600	$2,315
Valero Energy Corp	40,600	5,090
Williams Cos Inc/The	139,796	5,143

		180,860
Financials — 12.7%
Aflac Inc	62,082	5,135
Allstate Corp/The	30,300	4,177
American Express Co	66,887	11,422
American International Group Inc	81,778	5,382
Ameriprise Financial Inc	11,800	4,171
Aon PLC, Cl A	23,300	7,654
Arch Capital Group Ltd *	42,800	3,582
Arthur J Gallagher & Co	24,800	6,175
Assurant Inc	6,195	1,041
Bank of America Corp	795,383	24,251
Bank of New York Mellon Corp/The	89,487	4,324
Berkshire Hathaway Inc, Cl B *	209,928	75,574
BlackRock Inc, Cl A	16,096	12,092
Blackstone Inc	81,600	9,169
Brown & Brown Inc	27,200	2,033
Capital One Financial Corp	44,196	4,935
Cboe Global Markets Inc	12,200	2,223
Charles Schwab Corp/The	170,991	10,485
Chubb Ltd	47,247	10,840
Cincinnati Financial Corp	18,296	1,881
Citigroup Inc	221,457	10,209
Citizens Financial Group Inc	55,500	1,514
CME Group Inc, Cl A	41,395	9,039
Comerica Inc	15,091	682
Discover Financial Services	29,000	2,697
Everest Group Ltd	5,000	2,053
Eversource Energy	40,000	2,376
FactSet Research Systems Inc	4,400	1,995
Fidelity National Information Services Inc	68,700	4,029
Fifth Third Bancorp	78,800	2,281
Fiserv Inc *	70,100	9,156
FleetCor Technologies Inc *	8,600	2,068
Franklin Resources Inc	33,695	836
Global Payments Inc	30,172	3,513
Globe Life Inc	10,246	1,262
Goldman Sachs Group Inc/The	37,891	12,941
Hartford Financial Services Group Inc/The	35,400	2,767
Huntington Bancshares Inc/OH	167,461	1,886
Intercontinental Exchange Inc	65,800	7,491
Invesco Ltd	54,100	772
Jack Henry & Associates Inc	8,400	1,333
JPMorgan Chase & Co	334,457	52,202
KeyCorp	107,000	1,326
Loews Corp	21,687	1,524
M&T Bank Corp	18,993	2,434
MarketAxess Holdings Inc	4,300	1,033
Marsh & McLennan Cos Inc	56,791	11,325

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Mastercard Inc, Cl A	95,747	$39,623
MetLife Inc	72,587	4,619
Moody's Corp	18,100	6,606
Morgan Stanley	146,753	11,643
MSCI Inc, Cl A	9,100	4,740
Nasdaq Inc	39,200	2,189
Northern Trust Corp	23,896	1,894
PayPal Holdings Inc *	126,283	7,275
PNC Financial Services Group Inc/The	45,791	6,134
Principal Financial Group Inc	25,491	1,882
Progressive Corp/The	67,283	11,036
Prudential Financial Inc	42,100	4,117
Raymond James Financial Inc	21,600	2,271
Regions Financial Corp	108,600	1,811
S&P Global Inc	37,453	15,574
State Street Corp	36,900	2,687
Synchrony Financial	49,121	1,590
T Rowe Price Group Inc	25,700	2,573
Travelers Cos Inc/The	26,296	4,750
Truist Financial Corp	152,992	4,917
US Bancorp	178,983	6,823
Visa Inc, Cl A	184,870	47,452
W R Berkley Corp	23,900	1,734
Wells Fargo & Co	420,948	18,770
Willis Towers Watson PLC	12,145	2,991
Zions Bancorp NA	17,500	624

		573,615
Health Care — 12.4%
Abbott Laboratories	199,648	20,821
AbbVie Inc	203,113	28,921
Agilent Technologies Inc	34,291	4,382
Align Technology Inc *	8,300	1,775
Amgen Inc	61,491	16,580
Baxter International Inc	59,129	2,133
Becton Dickinson & Co	33,339	7,874
Biogen Inc *	16,600	3,886
Bio-Rad Laboratories Inc, Cl A *	2,500	762
Bio-Techne Corp	18,000	1,132
Boston Scientific Corp *	168,400	9,412
Bristol-Myers Squibb Co	240,270	11,865
Cardinal Health Inc	29,196	3,126
Catalent Inc *	21,300	828
Cencora Inc	19,296	3,924
Centene Corp *	62,164	4,580
Charles River Laboratories International Inc *	5,900	1,163
Cigna Group/The	34,007	8,940
Cooper Cos Inc/The	5,700	1,920
CVS Health Corp	147,757	10,040
Danaher Corp	75,600	16,882
DaVita Inc *	6,495	659
DENTSPLY SIRONA Inc	25,191	800

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Dexcom Inc *	44,600	$5,152
Edwards Lifesciences Corp *	69,800	4,726
Elevance Health Inc	27,096	12,992
Eli Lilly & Co	91,745	54,225
GE HealthCare Technologies Inc	44,862	3,071
Gilead Sciences Inc	143,278	10,975
HCA Healthcare Inc	23,095	5,785
Henry Schein Inc *	15,100	1,008
Hologic Inc *	28,600	2,039
Humana Inc	14,196	6,883
IDEXX Laboratories Inc *	9,600	4,472
Illumina Inc *	18,500	1,886
Incyte Corp *	22,000	1,196
Insulet Corp *	8,000	1,513
Intuitive Surgical Inc *	40,400	12,558
IQVIA Holdings Inc *	21,000	4,496
Johnson & Johnson	277,128	42,861
Laboratory Corp of America Holdings	10,300	2,234
McKesson Corp	15,460	7,275
Medtronic PLC	153,061	12,133
Merck & Co Inc	291,970	29,921
Mettler-Toledo International Inc *	2,500	2,730
Moderna Inc *	38,400	2,984
Molina Healthcare Inc *	6,800	2,486
Pfizer Inc	649,535	19,791
Quest Diagnostics Inc	13,000	1,784
Regeneron Pharmaceuticals Inc *	12,300	10,133
ResMed Inc	16,900	2,666
Revvity Inc	14,500	1,289
STERIS PLC	11,500	2,311
Stryker Corp	38,896	11,526
Teleflex Inc	5,500	1,241
Thermo Fisher Scientific Inc	44,391	22,007
UnitedHealth Group Inc	106,587	58,939
Universal Health Services Inc, Cl B	7,200	990
Vertex Pharmaceuticals Inc *	29,700	10,538
Viatris Inc	137,105	1,259
Waters Corp *	6,800	1,908
West Pharmaceutical Services Inc	8,500	2,982
Zimmer Biomet Holdings Inc	23,995	2,791
Zoetis Inc, Cl A	52,900	9,346

		559,507
Industrials — 8.1%
3M Co	63,406	6,282
A O Smith Corp	14,400	1,085
Alaska Air Group Inc *	14,500	548
Allegion PLC	10,396	1,103
American Airlines Group Inc *	77,591	964
AMETEK Inc	26,500	4,114
Automatic Data Processing Inc	47,391	10,896
Axon Enterprise Inc *	8,200	1,885
Boeing Co/The *	65,191	15,100

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Broadridge Financial Solutions Inc	13,700	$2,655
Carrier Global Corp	96,285	5,003
Caterpillar Inc	58,691	14,715
Ceridian HCM Holding Inc *(A)	18,400	1,268
CH Robinson Worldwide Inc	13,495	1,107
Cintas Corp	9,995	5,530
Copart Inc *	99,800	5,012
CSX Corp	230,634	7,449
Cummins Inc	16,396	3,675
Deere & Co	31,396	11,441
Delta Air Lines Inc	73,787	2,725
Dover Corp	16,200	2,287
Eaton Corp PLC	45,895	10,450
Emerson Electric Co	65,691	5,840
Equifax Inc	14,295	3,112
Expeditors International of Washington Inc	17,091	2,057
Fastenal Co	65,582	3,933
FedEx Corp	26,600	6,885
Fortive Corp	40,825	2,816
Generac Holdings Inc *	7,100	831
General Dynamics Corp	26,096	6,445
General Electric Co	125,186	15,248
Honeywell International Inc	76,387	14,966
Howmet Aerospace Inc	43,666	2,297
Hubbell Inc, Cl B	6,100	1,830
Huntington Ingalls Industries Inc	4,700	1,114
IDEX Corp	8,700	1,755
Illinois Tool Works Inc	31,595	7,653
Ingersoll Rand Inc	46,427	3,316
Jacobs Solutions Inc	14,696	1,869
JB Hunt Transport Services Inc	9,400	1,742
Johnson Controls International PLC	78,146	4,126
L3Harris Technologies Inc	21,760	4,152
Leidos Holdings Inc	16,000	1,717
Lockheed Martin Corp	25,756	11,533
Masco Corp	25,700	1,556
Nordson Corp	6,200	1,459
Norfolk Southern Corp	26,096	5,693
Northrop Grumman Corp	16,396	7,791
Old Dominion Freight Line Inc	10,300	4,007
Otis Worldwide Corp	47,792	4,100
PACCAR Inc	60,050	5,514
Parker-Hannifin Corp	14,700	6,368
Paychex Inc	36,887	4,499
Paycom Software Inc	5,800	1,054
Pentair PLC	18,900	1,220
Quanta Services Inc	16,700	3,145
Republic Services Inc, Cl A	23,600	3,819
Robert Half Inc	12,195	1,000
Rockwell Automation Inc	13,196	3,635
Rollins Inc	27,500	1,120
RTX Corp	167,408	13,640

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Snap-on Inc	6,100	$1,676
Southwest Airlines Co	68,887	1,761
Stanley Black & Decker Inc	17,695	1,608
Textron Inc	23,091	1,770
Trane Technologies PLC	26,296	5,927
TransDigm Group Inc	6,300	6,066
Union Pacific Corp	70,087	15,788
United Airlines Holdings Inc *	37,500	1,478
United Parcel Service Inc, Cl B	83,187	12,612
United Rentals Inc	7,800	3,713
Veralto *	25,299	1,954
Verisk Analytics Inc, Cl A	16,800	4,056
Waste Management Inc	42,400	7,250
Westinghouse Air Brake Technologies Corp	20,553	2,396
WW Grainger Inc	5,100	4,010
Xylem Inc/NY	27,900	2,933

		365,149
Information Technology — 28.5%
Accenture PLC, Cl A	72,596	24,185
Adobe Inc *	52,495	32,075
Advanced Micro Devices Inc *	185,889	22,522
Akamai Technologies Inc *	17,596	2,033
Amphenol Corp, Cl A	68,582	6,240
Analog Devices Inc	57,655	10,573
ANSYS Inc *	10,100	2,963
Apple Inc	1,691,484	321,297
Applied Materials Inc	96,600	14,469
Arista Networks Inc *	28,800	6,328
Autodesk Inc *	24,600	5,373
Broadcom Inc	50,459	46,711
Cadence Design Systems Inc *	31,300	8,553
CDW Corp/DE	15,500	3,269
Cisco Systems Inc	468,843	22,683
Cognizant Technology Solutions Corp, Cl A	58,595	4,124
Corning Inc	88,070	2,509
Enphase Energy Inc *	15,900	1,606
EPAM Systems Inc *	6,700	1,730
F5 Inc *	6,900	1,181
Fair Isaac Corp *	2,900	3,154
First Solar Inc *	11,800	1,862
Fortinet Inc *	75,600	3,974
Gartner Inc *	9,100	3,957
Gen Digital Inc	64,900	1,433
Hewlett Packard Enterprise Co	148,174	2,506
HP Inc	99,574	2,921
Intel Corp	481,852	21,539
International Business Machines Corp	104,751	16,609
Intuit Inc	32,200	18,401
Juniper Networks Inc	38,200	1,087
Keysight Technologies Inc *	20,500	2,786
KLA Corp	15,700	8,550
Lam Research Corp	15,295	10,950

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Microchip Technology Inc	62,592	$5,223
Micron Technology Inc	126,000	9,591
Microsoft Corp	855,104	324,007
Monolithic Power Systems Inc	5,400	2,963
Motorola Solutions Inc	19,188	6,195
NetApp Inc	24,191	2,211
NVIDIA Corp	284,232	132,935
NXP Semiconductors NV	29,600	6,041
ON Semiconductor Corp *	50,100	3,574
Oracle Corp	181,165	21,053
Palo Alto Networks Inc *	35,200	10,387
PTC Inc *	13,800	2,172
Qorvo Inc *	11,400	1,100
QUALCOMM Inc	128,378	16,567
Roper Technologies Inc	12,300	6,620
Salesforce Inc *	112,091	28,236
Seagate Technology Holdings PLC	22,300	1,764
ServiceNow Inc *	23,500	16,115
Skyworks Solutions Inc	18,396	1,783
SolarEdge Technologies Inc *(A)	6,700	532
Synopsys Inc *	17,500	9,506
TE Connectivity Ltd	36,091	4,728
Teledyne Technologies Inc *	5,451	2,197
Teradyne Inc	18,000	1,660
Texas Instruments Inc	104,483	15,956
Trimble Inc *	28,900	1,341
Tyler Technologies Inc *	4,900	2,003
VeriSign Inc *	10,400	2,207
Western Digital Corp *	36,631	1,770
Zebra Technologies Corp, Cl A *	5,900	1,398

		1,281,988
Materials — 2.4%
Air Products and Chemicals Inc	25,500	6,899
Albemarle Corp	13,700	1,661
Amcor PLC	170,062	1,612
Avery Dennison Corp	9,300	1,809
Ball Corp	36,392	2,012
Celanese Corp, Cl A	11,600	1,609
CF Industries Holdings Inc	22,500	1,691
Corteva Inc	82,331	3,721
Dow Inc	81,565	4,221
DuPont de Nemours Inc	53,282	3,812
Eastman Chemical Co	13,696	1,148
Ecolab Inc	29,115	5,582
FMC Corp	14,500	778
Freeport-McMoRan Inc, Cl B	164,800	6,150
International Flavors & Fragrances Inc	29,555	2,228
International Paper Co	39,996	1,477
Linde PLC	56,160	23,237
LyondellBasell Industries NV, Cl A	29,656	2,820
Martin Marietta Materials Inc	7,100	3,299
Mosaic Co/The	38,691	1,389

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Newmont Corp	132,383	$5,321
Nucor Corp	28,587	4,859
Packaging Corp of America	10,400	1,747
PPG Industries Inc	27,000	3,834
Sealed Air Corp	17,000	568
Sherwin-Williams Co/The	27,200	7,583
Steel Dynamics Inc	18,000	2,144
Vulcan Materials Co	15,400	3,289
Westrock Co	30,282	1,247

		107,747
Real Estate — 2.4%
Alexandria Real Estate Equities Inc ‡	17,800	1,947
American Tower Corp, Cl A ‡	53,600	11,191
AvalonBay Communities Inc ‡	16,300	2,819
Boston Properties Inc ‡	16,900	962
Camden Property Trust ‡	12,200	1,101
CBRE Group Inc, Cl A *	35,591	2,810
CoStar Group Inc *	47,300	3,928
Crown Castle Inc ‡	49,796	5,840
Digital Realty Trust Inc ‡	34,800	4,830
Equinix Inc ‡	10,757	8,767
Equity Residential ‡	39,896	2,268
Essex Property Trust Inc ‡	7,400	1,580
Extra Space Storage Inc ‡	24,300	3,163
Federal Realty Investment Trust ‡	8,700	832
Healthpeak Properties Inc ‡	63,600	1,102
Host Hotels & Resorts Inc ‡	82,874	1,448
Invitation Homes Inc ‡	66,600	2,222
Iron Mountain Inc ‡	33,801	2,168
Kimco Realty Corp ‡	72,187	1,395
Mid-America Apartment Communities Inc ‡	13,500	1,680
Prologis Inc ‡	106,259	12,212
Public Storage ‡	18,195	4,708
Realty Income Corp ‡	81,400	4,392
Regency Centers Corp ‡	18,300	1,149
SBA Communications Corp, Cl A ‡	12,400	3,062
Simon Property Group Inc ‡	37,596	4,695
UDR Inc ‡	35,800	1,196
Ventas Inc ‡	46,600	2,136
VICI Properties Inc, Cl A ‡	116,300	3,476
Welltower Inc ‡	59,400	5,292
Weyerhaeuser Co ‡	83,845	2,629

		107,000
Utilities — 2.3%
AES Corp/The	76,600	1,318
Alliant Energy Corp	28,900	1,462
Ameren Corp	30,091	2,335
American Electric Power Co Inc	59,200	4,709
American Water Works Co Inc	22,300	2,940
Atmos Energy Corp	17,200	1,958
CenterPoint Energy Inc	73,083	2,066

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
CMS Energy Corp	33,791	$1,918
Consolidated Edison Inc	40,000	3,604
Constellation Energy Corp	36,963	4,474
Dominion Energy Inc	96,085	4,357
DTE Energy Co	23,600	2,457
Duke Energy Corp	88,591	8,175
Edison International	43,996	2,947
Entergy Corp	24,300	2,464
Evergy Inc	26,500	1,353
Exelon Corp	114,291	4,401
FirstEnergy Corp	59,787	2,209
NextEra Energy Inc	232,800	13,621
NiSource Inc	48,887	1,253
NRG Energy Inc	26,187	1,253
PG&E Corp *	240,200	4,124
Pinnacle West Capital Corp	13,400	1,004
PPL Corp	85,300	2,228
Public Service Enterprise Group Inc	57,300	3,577
Sempra	72,290	5,268
Southern Co/The	125,400	8,901
WEC Energy Group Inc	36,231	3,030
Xcel Energy Inc	63,383	3,856

		103,262
Total Common Stock
(Cost $1,757,774) ($ Thousands)		4,409,823

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, LP
5.430% **†(B)	2,623,400	2,613

Total Affiliated Partnership
(Cost $2,623) ($ Thousands)		2,613

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	69,586,499	69,586

Total Cash Equivalent
(Cost $69,586) ($ Thousands)		69,586

Total Investments in Securities — 99.5%
(Cost $1,829,983) ($ Thousands)		$4,482,022

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

S&P 500 Index Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	416	Dec-2023	$93,460	$95,197	$1,737

Percentages are based on Net Assets of $4,504,497 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $2,613 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,409,823	–	–	4,409,823
Affiliated Partnership	–	2,613	–	2,613
Cash Equivalent	69,586	–	–	69,586
Total Investments in Securities	4,479,409	2,613	–	4,482,022

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,737	–	–	1,737
Total Other Financial Instruments	1,737	–	–	1,737

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$715	$18,044	$(16,143)	$(1)	$(2)	$2,613	$1	$—
SEI Daily Income Trust, Government Fund, Institutional Class	25,389	536,997	(492,800)	—	—	69,586	1,654	—
Totals	$26,104	$555,041	$(508,943)	$(1)	$(2)	$72,199	$1,655	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.1%

Communication Services — 3.9%
Advantage Solutions Inc *	18,900	$52
AMC Entertainment Holdings Inc, Cl A *(A)	10,493	70
AMC Networks Inc, Cl A *	6,660	102
Anterix Inc *	1,400	46
AST SpaceMobile, Cl A *(A)	21,700	105
Atlanta Braves Holdings Inc, Cl A *	1,803	73
Atlanta Braves Holdings Inc, Cl C *	8,905	320
ATN International Inc	2,267	69
Bandwidth Inc, Cl A *	5,000	55
Boston Omaha Corp, Cl A *	4,300	62
Bumble Inc, Cl A *	18,100	251
Cable One Inc	1,100	585
Cardlytics Inc *	7,100	57
Cargurus Inc, Cl A *	20,500	443
Cars.com Inc *	15,200	283
Charge Enterprises Inc *	27,400	5
Cinemark Holdings Inc *	22,840	325
Clear Channel Outdoor Holdings Inc, Cl A *	88,200	128
Cogent Communications Holdings Inc	7,904	505
Consolidated Communications Holdings Inc *	16,612	71
Daily Journal Corp *	300	98
DHI Group Inc *	9,600	24
DISH Network Corp, Cl A *	52,400	192
EchoStar Corp, Cl A *	4,803	50
Entravision Communications Corp, Cl A	14,200	56
Eventbrite Inc, Cl A *	16,900	119
EverQuote Inc, Cl A *	4,400	46
EW Scripps Co/The, Cl A *	13,896	96
Frontier Communications Parent Inc *	48,500	1,062
fuboTV Inc *(A)	64,800	207
Gannett Co Inc *	32,687	60
GCI Liberty - Escrow *	23,647	—

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Globalstar Inc *	146,200	$232
Gogo Inc *	8,900	89
Gray Television Inc	19,500	151
Grindr *	13,500	91
IAC Inc *	14,776	707
IDT Corp, Cl B *	4,100	120
iHeartMedia Inc, Cl A *	24,700	65
IMAX Corp *	10,100	161
Integral Ad Science Holding Corp *	7,600	111
Iridium Communications Inc	24,946	950
John Wiley & Sons Inc, Cl A	7,772	235
Liberty Broadband Corp, Cl A *	2,983	247
Liberty Broadband Corp, Cl C *	23,114	1,921
Liberty Latin America Ltd, Cl A *	8,300	56
Liberty Latin America Ltd, Cl C *	25,062	171
Liberty Media Corp-Liberty Formula One, Cl A *	4,108	236
Liberty Media Corp-Liberty Formula One, Cl C *	38,242	2,434
Liberty Media Corp-Liberty Live, Cl A *	3,509	116
Liberty Media Corp-Liberty Live, Cl C *	9,199	315
Liberty Media Corp-Liberty SiriusXM *	30,422	821
Liberty Media Corp-Liberty SiriusXM, Cl A *(A)	13,335	359
Lions Gate Entertainment Corp, Cl A *	14,516	128
Lions Gate Entertainment Corp, Cl B *	21,575	180
Lumen Technologies Inc *	212,700	279
Madison Square Garden Entertainment Corp, Cl A *	8,511	258
Madison Square Garden Sports Corp, Cl A *	3,779	639
Magnite Inc *	23,838	193
Marcus Corp/The	5,161	72
MediaAlpha Inc, Cl A *	1,037	11
New York Times Co/The, Cl A	30,882	1,451
Nexstar Media Group Inc, Cl A	6,844	971
Nextdoor Holdings Inc *	29,000	46
Ooma Inc *	6,900	80
Outbrain Inc *	5,800	22
Pinterest Inc, Cl A *	115,211	3,925
Playstudios Inc *	21,200	51
Playtika Holding Corp *	4,725	41
PubMatic Inc, Cl A *	10,400	174
QuinStreet Inc *	11,286	141
Reservoir Media Inc *	4,100	25
ROBLOX Corp, Cl A *	90,800	3,569
Roku Inc, Cl A *	24,248	2,527
Scholastic Corp	6,567	249
Shenandoah Telecommunications Co	10,404	232
Shutterstock Inc	5,297	233
Sinclair Inc	4,111	52
Sirius XM Holdings Inc (A)	118,681	555
Sphere Entertainment Co *	4,611	158

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Spok Holdings Inc	1,500	$25
Spotify Technology SA *	27,303	5,054
Stagwell Inc, Cl A *	13,400	67
TechTarget Inc *	6,100	181
TEGNA Inc	40,800	625
Telephone and Data Systems Inc	17,455	344
Thryv Holdings Inc *	6,500	116
TKO Group Holdings, Cl A	9,434	730
Trade Desk Inc/The, Cl A *	85,900	6,053
TripAdvisor Inc *	22,500	401
TrueCar Inc *	22,900	64
Vimeo Inc *	34,746	122
Vivid Seats Inc, Cl A *	5,600	46
WideOpenWest Inc *	11,700	47
Yelp Inc, Cl A *	13,598	594
Ziff Davis Inc *	9,257	591
ZipRecruiter Inc, Cl A *	15,100	202
ZoomInfo Technologies Inc, Cl A *	62,500	898

		47,627
Consumer Discretionary — 10.6%
1-800-Flowers.com Inc, Cl A *	5,400	48
2U Inc *	15,900	16
Aaron's Co Inc/The	6,958	61
Abercrombie & Fitch Co, Cl A *	9,300	706
Academy Sports & Outdoors Inc	14,800	753
Accel Entertainment Inc, Cl A *	14,200	144
Acushnet Holdings Corp	5,900	333
Adient PLC *	17,500	564
ADT Inc	42,561	250
Adtalem Global Education Inc *	8,781	500
Advance Auto Parts Inc	11,400	579
Allbirds Inc, Cl A *	12,300	11
American Axle & Manufacturing Holdings Inc *	26,198	182
American Eagle Outfitters Inc	36,022	686
America's Car-Mart Inc/TX *	1,250	100
AMMO Inc *	17,700	36
Aramark	46,500	1,302
Arko Corp	14,200	106
Asbury Automotive Group Inc *	3,998	839
Atmus Filtration Technologies Inc *(A)	4,300	94
AutoNation Inc *	5,500	744
Bally's Corp *	8,028	92
BARK Inc *	26,200	22
Beazer Homes USA Inc *	7,161	188
Beyond Inc. *	7,300	140
Big 5 Sporting Goods Corp (A)	5,600	33
Big Lots Inc (A)	7,446	39
Biglari Holdings Inc, Cl B *	182	27
BJ's Restaurants Inc *	4,642	139
Bloomin' Brands Inc	16,050	375
Bluegreen Vacations Holding Corp, Cl A	1,900	142

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boot Barn Holdings Inc *	5,400	$396
Bowlero Corp *(A)	5,900	61
Boyd Gaming Corp	14,645	865
Bright Horizons Family Solutions Inc *	11,435	1,000
Brinker International Inc *	7,782	280
Brunswick Corp/DE	13,483	1,063
Buckle Inc/The	6,651	256
Build-A-Bear Workshop Inc	3,200	78
Burlington Stores Inc *	12,800	2,171
Caleres Inc	5,576	169
Camping World Holdings Inc, Cl A	9,200	194
Capri Holdings Ltd *	22,700	1,100
CarParts.com Inc *	10,300	32
Carriage Services Inc, Cl A	3,506	79
Carrols Restaurant Group Inc	12,300	93
Carter's Inc	7,370	503
Carvana Co, Cl A *(A)	19,000	595
Cato Corp/The, Cl A	4,596	32
Cava Group *(A)	3,800	129
Cavco Industries Inc *	1,831	518
Century Casinos Inc *	6,200	27
Century Communities Inc	5,600	404
Cheesecake Factory Inc/The (A)	10,323	324
Chegg Inc *	26,010	258
Chico's FAS Inc *	27,051	204
Children's Place Inc/The *	3,433	78
Choice Hotels International Inc (A)	6,077	670
Churchill Downs Inc	13,962	1,616
Chuy's Holdings Inc *	2,569	90
Clarus Corp	6,221	35
Columbia Sportswear Co	6,644	520
ContextLogic Inc, Cl A *	4,577	23
Cooper-Standard Holdings Inc *	1,400	25
Coupang Inc, Cl A *	216,700	3,311
Coursera Inc *	26,400	521
Cracker Barrel Old Country Store Inc (A)	4,744	318
Cricut Inc, Cl A	9,500	66
Crocs Inc *	12,203	1,289
Dana Inc	26,098	345
Dave & Buster's Entertainment Inc *	6,200	254
Deckers Outdoor Corp *	5,104	3,389
Denny's Corp *	14,463	137
Designer Brands Inc, Cl A (A)	6,492	76
Destination XL Group Inc *	13,400	51
Dick's Sporting Goods Inc	11,535	1,501
Dillard's Inc, Cl A (A)	662	230
Dine Brands Global Inc	2,572	112
DoorDash Inc, Cl A *	58,800	5,526
Dorman Products Inc *	5,240	377
DraftKings Inc, Cl A *	82,682	3,162
Dream Finders Homes Inc, Cl A *(A)	4,700	114
Duluth Holdings Inc, Cl B *	2,900	15

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Duolingo Inc, Cl A *	5,400	$1,146
El Pollo Loco Holdings Inc *	3,900	32
Ethan Allen Interiors Inc	5,276	142
European Wax Center Inc, Cl A *	8,000	114
Everi Holdings Inc *	18,900	198
EVgo Inc, Cl A *(A)	17,700	55
Figs Inc, Cl A *	24,600	179
First Watch Restaurant Group Inc *	2,400	43
Fisker Inc *(A)	37,200	59
Five Below Inc *	10,905	2,055
Floor & Decor Holdings Inc, Cl A *	20,600	1,889
Foot Locker Inc	15,400	415
Fossil Group Inc *	10,700	12
Fox Factory Holding Corp *	7,700	481
Frontdoor Inc *	15,450	530
Full House Resorts Inc *	7,000	35
Funko Inc, Cl A *	6,000	39
GameStop Corp, Cl A *(A)	51,100	744
Gap Inc/The	37,500	753
Genesco Inc *	2,169	81
Gentex Corp	44,790	1,362
Gentherm Inc *	6,148	282
G-III Apparel Group Ltd *	9,006	259
Golden Entertainment Inc	4,131	147
Goodyear Tire & Rubber Co/The *	55,268	768
GoPro Inc, Cl A *	29,300	106
Graham Holdings Co, Cl B	700	439
Grand Canyon Education Inc *	6,015	822
Green Brick Partners Inc *	5,100	242
Group 1 Automotive Inc	2,535	715
GrowGeneration Corp *	12,100	32
Guess? Inc (A)	5,117	113
H&R Block Inc	30,300	1,376
Hanesbrands Inc	69,800	254
Harley-Davidson Inc	24,500	735
Haverty Furniture Cos Inc	1,563	49
Helen of Troy Ltd *	4,348	457
Hibbett Inc	2,412	151
Hilton Grand Vacations Inc *	14,870	509
Holley Inc *	13,400	55
Hovnanian Enterprises Inc, Cl A *	1,400	127
Hyatt Hotels Corp, Cl A	8,827	1,013
Inspired Entertainment Inc *	2,000	16
Installed Building Products Inc	4,800	722
International Game Technology PLC	21,600	577
iRobot Corp *	6,202	224
Jack in the Box Inc	4,021	291
Johnson Outdoors Inc, Cl A	1,400	74
KB Home	13,485	703
Kohl's Corp	22,600	530
Kontoor Brands Inc	11,600	638
Krispy Kreme Inc	13,800	179

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kura Sushi USA Inc, Cl A *	800	$50
Lands' End Inc *	2,862	20
Landsea Homes Corp *	1,300	13
Latham Group Inc *	7,300	17
Laureate Education Inc, Cl A	23,400	307
La-Z-Boy Inc	9,526	335
LCI Industries	4,949	537
Lear Corp	11,271	1,508
Legacy Housing Corp *	1,400	31
Leggett & Platt Inc	25,700	588
Leslie's Inc *	40,356	199
LGI Homes Inc *	4,200	496
Life Time Group Holdings Inc *	8,300	126
Light & Wonder Inc, Cl A *	17,362	1,535
Lindblad Expeditions Holdings Inc *	6,900	54
Lithia Motors Inc, Cl A	5,433	1,451
Lovesac Co/The *	2,900	60
Lucid Group Inc *(A)	139,700	590
Luminar Technologies Inc, Cl A *(A)	55,900	140
M/I Homes Inc *	4,894	516
Macy's Inc	52,700	836
Malibu Boats Inc, Cl A *	4,600	204
Marine Products Corp	1,800	17
MarineMax Inc *	5,161	154
Marriott Vacations Worldwide Corp	6,672	486
MasterCraft Boat Holdings Inc *	2,100	42
Mattel Inc *	67,100	1,275
MDC Holdings Inc	11,768	521
Meritage Homes Corp	7,211	1,019
Mister Car Wash Inc *(A)	16,500	120
Modine Manufacturing Co *	9,874	486
Monarch Casino & Resort Inc	2,900	182
Mondee Holdings, Cl A *(A)	12,600	33
Monro Inc	6,428	186
Movado Group Inc	3,520	92
Murphy USA Inc	3,900	1,441
National Vision Holdings Inc *	16,300	301
Newell Brands Inc	77,100	588
Noodles & Co, Cl A *	11,000	34
Nordstrom Inc (A)	20,100	314
ODP Corp/The *	7,312	333
Ollie's Bargain Outlet Holdings Inc *	12,800	938
ONE Group Hospitality Inc/The *	4,200	20
OneSpaWorld Holdings Ltd *	13,200	159
OneWater Marine Inc, Cl A *	2,200	59
Oxford Industries Inc	2,654	240
Papa John's International Inc	6,442	420
Patrick Industries Inc	3,825	314
Peloton Interactive Inc, Cl A *	60,535	343
Penn Entertainment Inc *	29,000	712
Penske Automotive Group Inc	3,988	595
Perdoceo Education Corp	11,054	193

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Petco Health & Wellness Co Inc, Cl A *	19,300	$58
PetMed Express Inc	4,596	32
Phinia Inc	9,400	240
Planet Fitness Inc, Cl A *	16,900	1,148
PlayAGS Inc *	2,500	19
Polaris Inc	10,407	858
Portillo's Inc, Cl A *	10,200	159
Potbelly Corp *	1,200	11
Purple Innovation Inc, Cl A	10,765	7
PVH Corp	12,000	1,173
QuantumScape Corp, Cl A *(A)	55,300	351
RCI Hospitality Holdings Inc	1,400	82
Red Rock Resorts Inc, Cl A	10,300	459
Rent the Runway Inc, Cl A *(A)	3,700	2
Revolve Group Inc, Cl A *(A)	8,000	107
RH *	3,411	921
Rivian Automotive Inc, Cl A *(A)	131,000	2,196
Rocky Brands Inc (A)	1,600	46
Rover Group Inc, Cl A *	14,200	155
Rush Street Interactive Inc *	13,600	57
Sabre Corp *	55,600	196
Sally Beauty Holdings Inc *	19,191	186
Savers Value Village *(A)	6,200	93
SeaWorld Entertainment Inc *	6,900	337
Service Corp International/US	29,189	1,788
Shake Shack Inc, Cl A *	7,700	466
Shoe Carnival Inc	4,152	101
Signet Jewelers Ltd	9,100	748
Six Flags Entertainment Corp *	14,058	350
Skechers USA Inc, Cl A *	25,446	1,499
Skyline Champion Corp *	10,300	620
Sleep Number Corp *	5,009	51
Smith & Wesson Brands Inc	6,283	86
Snap One Holdings Corp *	2,800	20
Solid Power Inc *	28,800	41
Solo Brands Inc, Cl A *	2,600	14
Sonic Automotive Inc, Cl A	3,464	178
Sonos Inc *	24,300	367
Sportsman's Warehouse Holdings Inc *	9,400	45
Standard Motor Products Inc	4,766	171
Steven Madden Ltd	15,251	578
Stitch Fix Inc, Cl A *	17,800	67
Stoneridge Inc *	5,930	95
Strategic Education Inc	4,287	381
Stride Inc *	7,788	472
Sturm Ruger & Co Inc	3,942	173
Super Group SGHC Ltd *	27,000	82
Sweetgreen Inc, Cl A *	19,200	181
Target Hospitality Corp *	6,100	67
Taylor Morrison Home Corp, Cl A *	19,960	900
Tempur Sealy International Inc	31,792	1,282
Texas Roadhouse Inc, Cl A	13,366	1,504

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Thor Industries Inc	10,290	$1,019
ThredUp, Cl A *	14,000	27
Tile Shop Holdings Inc *	6,300	43
Tilly's Inc, Cl A *	5,243	43
Toll Brothers Inc	21,339	1,833
TopBuild Corp *	6,200	1,834
Topgolf Callaway Brands Corp *	27,706	340
Torrid Holdings Inc *(A)	2,700	10
Traeger Inc *	4,800	11
Travel + Leisure Co	13,300	474
Tri Pointe Homes Inc *	20,373	594
Udemy Inc *	17,700	263
Under Armour Inc, Cl A *	34,700	282
Under Armour Inc, Cl C *	35,800	274
Universal Technical Institute Inc *	7,300	85
Upbound Group Inc, Cl A	10,240	298
Urban Outfitters Inc *	12,800	457
Vail Resorts Inc	7,512	1,632
Valvoline Inc	33,336	1,141
Victoria's Secret & Co *	16,700	450
Vista Outdoor Inc *	10,973	310
Visteon Corp *	5,465	649
Vizio Holding Corp, Cl A *	17,400	117
Warby Parker Inc, Cl A *	15,200	158
Wayfair Inc, Cl A *	15,800	882
Wendy's Co/The	31,975	600
Weyco Group Inc	1,200	35
Williams-Sonoma Inc	12,337	2,314
Wingstop Inc	6,000	1,442
Winmark Corp	491	211
Winnebago Industries Inc	5,935	384
Wolverine World Wide Inc	17,896	153
Workhorse Group Inc *(A)	25,800	10
Worthington Enterprises Inc	5,702	409
WW International Inc *	12,174	88
Wyndham Hotels & Resorts Inc	16,000	1,237
XPEL Inc *	4,800	219
Xponential Fitness Inc, Cl A *	5,600	76
YETI Holdings Inc *	17,500	746
Zumiez Inc *	4,803	91

		130,593
Consumer Staples — 2.8%
Albertsons Cos Inc, Cl A	82,600	1,798
Alico Inc	1,400	39
Andersons Inc/The	5,699	284
B&G Foods Inc, Cl A	14,611	135
Beauty Health Co/The *(A)	17,700	45
BellRing Brands Inc *	26,602	1,407
Benson Hill Inc *	43,900	9
Beyond Meat Inc *(A)	13,000	95
BJ's Wholesale Club Holdings Inc *	25,500	1,647
Boston Beer Co Inc/The, Cl A *	1,883	668

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BRC Inc, Cl A *	5,800	$25
Calavo Growers Inc	4,426	96
Cal-Maine Foods Inc	7,828	375
Casey's General Stores Inc	7,359	2,027
Celsius Holdings Inc *	28,500	1,411
Central Garden & Pet Co *	2,600	106
Central Garden & Pet Co, Cl A *	7,529	273
Chefs' Warehouse Inc/The *	7,021	189
Coca-Cola Consolidated Inc	889	653
Coty Inc, Cl A *	69,200	789
Darling Ingredients Inc *	31,457	1,380
Dole PLC	14,200	163
Duckhorn Portfolio Inc/The *	8,000	82
Edgewell Personal Care Co	10,545	367
elf Beauty Inc *	10,600	1,252
Energizer Holdings Inc	14,645	452
Flowers Foods Inc	35,108	731
Fresh Del Monte Produce Inc	6,181	141
Freshpet Inc *	9,300	660
Grocery Outlet Holding Corp *	18,100	511
Hain Celestial Group Inc/The *	15,660	166
Herbalife Ltd *	20,144	259
HF Foods Group Inc *	9,900	47
Ingles Markets Inc, Cl A	2,645	216
Ingredion Inc	13,165	1,349
Inter Parfums Inc	3,706	464
J & J Snack Foods Corp	3,064	504
John B Sanfilippo & Son Inc	1,819	167
Lancaster Colony Corp	3,629	602
Limoneira Co	3,400	52
Medifast Inc	2,564	170
MGP Ingredients Inc	2,800	239
Mission Produce Inc *	9,300	79
National Beverage Corp *	5,204	247
Natural Grocers by Vitamin Cottage Inc	1,085	17
Nature's Sunshine Products Inc *	2,937	50
Nu Skin Enterprises Inc, Cl A	11,205	191
Oil-Dri Corp of America	1,400	79
Olaplex Holdings Inc *	29,300	64
Performance Food Group Co *	30,027	1,953
Pilgrim's Pride Corp *	9,007	230
Post Holdings Inc *	10,769	920
PriceSmart Inc	5,423	365
Primo Water Corp	32,100	461
Reynolds Consumer Products Inc	9,700	255
Seaboard Corp	57	200
Seneca Foods Corp, Cl A *	1,262	62
Simply Good Foods Co/The *	17,100	662
Sovos Brands Inc *	11,000	241
SpartanNash Co	8,136	180
Spectrum Brands Holdings Inc	8,187	568
Sprouts Farmers Market Inc *	19,900	857

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SunOpta Inc *	17,100	$85
TreeHouse Foods Inc *	10,509	428
Turning Point Brands Inc	3,200	73
United Natural Foods Inc *	12,798	186
Universal Corp/VA	4,045	228
US Foods Holding Corp *	44,400	1,946
USANA Health Sciences Inc *	2,832	134
Utz Brands Inc	13,800	182
Vector Group Ltd	29,091	312
Village Super Market Inc, Cl A	1,962	49
Vita Coco Co Inc/The *	6,100	171
Vital Farms Inc *	5,500	73
Waldencast, Cl A *(A)	7,000	67
WD-40 Co	2,786	674
Weis Markets Inc	3,604	218
Westrock Coffee *(A)	7,900	73
WK Kellogg	12,700	142

		34,767
Energy — 4.9%
Amplify Energy Corp *	4,900	30
Antero Midstream Corp	68,200	908
Antero Resources Corp *	56,280	1,330
Archrock Inc	24,583	356
Ardmore Shipping Corp	7,800	106
Atlas Energy Solutions	4,700	80
Berry Corp	19,400	139
Borr Drilling Ltd *(A)	47,100	297
Bristow Group Inc *	4,997	129
Cactus Inc, Cl A	12,400	527
California Resources Corp	14,200	727
Callon Petroleum Co *	11,100	347
Centrus Energy Corp, Cl A *	2,000	100
ChampionX Corp	39,300	1,152
Cheniere Energy Inc	48,665	8,864
Chesapeake Energy Corp	25,093	2,015
Chord Energy Corp	8,330	1,351
Civitas Resources Inc	13,234	909
Clean Energy Fuels Corp *	29,988	108
CNX Resources Corp *	29,200	609
Comstock Resources Inc (A)	21,000	207
CONSOL Energy Inc	6,475	691
Core Laboratories Inc	9,300	165
Crescent Energy Co, Cl A	6,660	76
CVR Energy Inc	4,597	146
Delek US Holdings Inc	11,390	309
DHT Holdings Inc	27,900	278
Diamond Offshore Drilling Inc *	16,800	216
DMC Global Inc *	5,100	81
Dorian LPG Ltd	6,747	286
Dril-Quip Inc *	7,987	178
DT Midstream Inc	18,700	1,071
Empire Petroleum Corp *	1,033	9

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Encore Energy *(A)	17,800	$69
Energy Fuels Inc/Canada *(A)	36,000	286
Enviva Inc (A)	5,900	7
Equitrans Midstream Corp	82,900	778
Excelerate Energy Inc, Cl A	2,400	40
Expro Group Holdings NV *	15,357	239
FLEX LNG Ltd (A)	5,800	168
FutureFuel Corp	3,876	23
Gevo Inc *(A)	45,000	51
Golar LNG Ltd	18,702	403
Green Plains Inc *	11,190	278
Gulfport Energy Corp *	2,200	302
Hallador Energy Co *	4,400	56
Helix Energy Solutions Group Inc *	32,569	304
Helmerich & Payne Inc	19,900	721
HF Sinclair Corp	27,500	1,443
HighPeak Energy Inc (A)	1,100	17
International Seaways Inc	7,428	339
Kinetik Holdings Inc, Cl A (A)	3,900	142
Kodiak Gas Services	4,400	78
Kosmos Energy Ltd *	88,775	603
Liberty Energy Inc, Cl A	33,900	673
Magnolia Oil & Gas Corp, Cl A	35,200	757
Matador Resources Co	22,400	1,297
Murphy Oil Corp	29,400	1,257
Nabors Industries Ltd *	1,991	173
NACCO Industries Inc, Cl A	900	31
New Fortress Energy Inc, Cl A (A)	13,400	516
Newpark Resources Inc *	18,020	125
NextDecade Corp *	7,100	35
Noble Corp PLC	21,300	983
Nordic American Tankers Ltd	34,377	133
Northern Oil and Gas Inc	15,000	561
NOV Inc	75,000	1,412
Oceaneering International Inc *	20,446	422
Oil States International Inc *	16,699	115
Overseas Shipholding Group Inc, Cl A *	17,900	87
Ovintiv Inc	50,800	2,253
Par Pacific Holdings Inc *	9,986	342
Patterson-UTI Energy Inc	67,055	785
PBF Energy Inc, Cl A	21,977	976
Peabody Energy Corp	24,700	589
Permian Resources Corp, Cl A	69,485	913
ProFrac Holding Corp, Cl A *	3,000	24
ProPetro Holding Corp *	19,200	175
Range Resources Corp	46,600	1,515
REX American Resources Corp *	3,900	191
Riley Exploration Permian Inc (A)	1,200	30
Ring Energy Inc *	10,000	17
RPC Inc	15,199	110
SandRidge Energy Inc	8,200	113
Scorpio Tankers Inc	9,813	539

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SEACOR Marine Holdings Inc *	7,300	$84
Seadrill Ltd *	10,000	444
Select Water Solutions Inc, Cl A	17,800	133
SFL Corp Ltd	22,476	255
SilverBow Resources Inc *	4,200	134
Sitio Royalties Corp, Cl A (A)	15,221	335
SM Energy Co	22,413	839
Solaris Oilfield Infrastructure Inc, Cl A	5,400	46
Southwestern Energy Co *	218,571	1,440
Talos Energy Inc *	22,100	308
TechnipFMC PLC	87,200	1,807
Teekay Corp *	14,800	102
Teekay Tankers Ltd, Cl A	5,100	253
Tellurian Inc *(A)	101,800	62
TETRA Technologies Inc *	32,100	152
Texas Pacific Land Corp	1,200	2,006
Tidewater Inc *	9,800	589
Uranium Energy Corp *	67,300	439
US Silica Holdings Inc *	15,626	176
VAALCO Energy Inc	15,500	72
Valaris Ltd *	11,400	782
Vertex Energy Inc *	13,700	46
Vital Energy Inc *	3,800	170
Vitesse Energy Inc	5,143	122
W&T Offshore Inc	21,338	71
Weatherford International PLC *	13,900	1,261
World Kinect Corp	12,341	260

		59,681
Financials — 16.6%
1st Source Corp	2,758	133
ACNB Corp	1,900	74
AFC Gamma Inc ‡	2,800	32
Affiliated Managers Group Inc	6,900	935
Affirm Holdings Inc, Cl A *(A)	42,100	1,449
AGNC Investment Corp ‡	118,821	1,048
Alerus Financial Corp	3,400	62
Ally Financial Inc	53,900	1,575
Amalgamated Financial Corp	3,000	63
A-Mark Precious Metals Inc (A)	3,800	109
Ambac Financial Group Inc *	7,800	115
Amerant Bancorp Inc, Cl A	5,100	106
American Equity Investment Life Holding Co	15,478	854
American Financial Group Inc/OH	13,953	1,596
American National Bankshares Inc	2,006	82
Ameris Bancorp	13,362	569
AMERISAFE Inc	4,533	218
Angel Oak Mortgage REIT Inc ‡(A)	1,600	17
Annaly Capital Management Inc ‡	96,439	1,743
Apollo Commercial Real Estate Finance Inc ‡	28,819	311
Apollo Global Management Inc	101,884	9,373
Arbor Realty Trust Inc ‡(A)	36,200	452

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ares Commercial Real Estate Corp ‡	9,600	$96
Ares Management Corp, Cl A	31,645	3,552
ARMOUR Residential REIT ‡(A)	9,884	174
Arrow Financial Corp	3,349	83
Artisan Partners Asset Management Inc, Cl A	11,000	414
AssetMark Financial Holdings Inc *	3,900	100
Associated Banc-Corp	31,336	556
Assured Guaranty Ltd	11,187	760
Atlantic Union Bankshares Corp	14,182	434
Atlanticus Holdings Corp *	1,100	34
AvidXchange Holdings Inc *	26,800	286
Axis Capital Holdings Ltd	15,568	877
Axos Financial Inc *	11,236	430
B Riley Financial Inc (A)	4,400	81
Banc of California Inc (A)	10,100	117
BancFirst Corp	4,050	351
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,012	171
Bancorp Inc/The *	11,092	433
Bank First Corp (A)	1,500	121
Bank of Hawaii Corp (A)	8,024	466
Bank of Marin Bancorp	3,614	69
Bank of NT Butterfield & Son Ltd/The	8,500	236
Bank OZK	20,570	861
BankUnited Inc	13,696	378
Bankwell Financial Group Inc	1,100	30
Banner Corp	7,051	318
Bar Harbor Bankshares	2,850	74
BayCom Corp	3,000	63
BCB Bancorp Inc	3,200	37
Berkshire Hills Bancorp Inc	8,691	182
BGC Group Inc, Cl A	55,336	360
Blackstone Mortgage Trust Inc, Cl A ‡(A)	34,500	765
Block Inc, Cl A *	105,709	6,705
Blue Foundry Bancorp *	6,000	52
Blue Owl Capital Inc, Cl A	84,900	1,144
Blue Ridge Bankshares Inc (A)	3,700	10
BOK Financial Corp	5,582	401
Bread Financial Holdings Inc	8,500	239
Bridgewater Bancshares Inc *	6,100	63
Brighthouse Financial Inc *	12,400	645
Brightsphere Investment Group Inc	7,363	128
BrightSpire Capital Inc, Cl A ‡	21,794	148
Brookline Bancorp Inc	20,233	193
BRP Group Inc, Cl A *	13,300	233
Burke & Herbert Financial Services	1,700	81
Business First Bancshares Inc	4,300	87
Byline Bancorp Inc	5,970	119
Cadence Bank	34,631	867
Cambridge Bancorp	1,500	88
Camden National Corp	3,058	103

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cannae Holdings Inc *	13,962	$251
Cantaloupe Inc *	14,900	105
Capital Bancorp Inc	1,900	40
Capital City Bank Group Inc	2,861	76
Capitol Federal Financial Inc	28,287	152
Capstar Financial Holdings Inc	2,400	39
Carlyle Group Inc/The	42,100	1,443
Carter Bankshares Inc *	7,100	89
Cass Information Systems Inc	3,154	130
Cathay General Bancorp	12,515	459
Central Pacific Financial Corp	6,810	120
Chicago Atlantic Real Estate Finance ‡	900	14
Chimera Investment Corp ‡	37,065	193
Citizens & Northern Corp	3,540	71
City Holding Co	2,985	287
Civista Bancshares Inc	3,400	53
Claros Mortgage Trust Inc ‡	14,700	179
CNA Financial Corp	4,375	184
CNB Financial Corp/PA	1,948	40
CNO Financial Group Inc	23,425	621
Coastal Financial Corp/WA *	1,900	74
Cohen & Steers Inc	5,536	324
Coinbase Global Inc, Cl A *	33,000	4,116
Colony Bankcorp Inc	3,700	40
Columbia Banking System Inc	41,894	940
Columbia Financial Inc *	3,600	59
Commerce Bancshares Inc/MO	21,734	1,099
Community Bank System Inc	9,551	424
Community Trust Bancorp Inc	3,393	135
Compass Diversified Holdings	10,300	208
ConnectOne Bancorp Inc	8,383	165
Corebridge Financial Inc	37,100	780
Crawford & Co, Cl A	5,700	64
Credit Acceptance Corp *	1,312	600
CrossFirst Bankshares Inc *	11,500	129
Cullen/Frost Bankers Inc	11,205	1,101
Customers Bancorp Inc *	4,770	215
CVB Financial Corp	24,379	436
Diamond Hill Investment Group Inc	654	105
Dime Community Bancshares Inc	7,729	155
Donegal Group Inc, Cl A	2,500	36
Donnelley Financial Solutions Inc *	5,132	303
Dynex Capital Inc ‡	9,597	110
Eagle Bancorp Inc	7,306	173
East West Bancorp Inc	27,966	1,760
Eastern Bankshares Inc	27,200	325
eHealth Inc *	5,874	44
Ellington Financial Inc ‡(A)	13,700	178
Employers Holdings Inc	5,074	194
Enact Holdings Inc	7,000	194
Encore Capital Group Inc *	3,875	174
Enova International Inc *	6,066	250

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Enstar Group Ltd *	2,351	$646
Enterprise Bancorp Inc/MA	2,848	77
Enterprise Financial Services Corp	7,165	281
Equitable Holdings Inc	70,900	2,176
Equity Bancshares Inc, Cl A	3,900	98
Esquire Financial Holdings Inc	1,600	75
Essent Group Ltd	20,200	976
Euronet Worldwide Inc *	9,488	828
Evercore Inc, Cl A	6,876	1,015
EVERTEC Inc	13,300	492
F&G Annuities & Life Inc	3,894	159
Farmers & Merchants Bancorp Inc/Archbold OH	3,200	62
Farmers National Banc Corp (A)	6,800	84
FB Financial Corp	7,502	252
Federal Agricultural Mortgage Corp, Cl C	1,988	330
Fidelity National Financial Inc	51,366	2,303
Finance Of America Cos Inc, Cl A *	7,100	7
Financial Institutions Inc	3,243	56
First American Financial Corp	19,972	1,190
First Bancorp Inc/The	3,052	76
First BanCorp/Puerto Rico	32,716	491
First Bancorp/Southern Pines NC	7,645	240
First Bancshares Inc/The	4,600	118
First Bank/Hamilton NJ	3,700	45
First Busey Corp	10,492	228
First Business Financial Services Inc	1,800	63
First Citizens BancShares Inc/NC, Cl A	2,102	3,085
First Commonwealth Financial Corp	18,601	249
First Community Bankshares Inc	2,342	76
First Financial Bancorp	16,533	334
First Financial Bankshares Inc	25,812	678
First Financial Corp/IN	2,412	92
First Foundation Inc	9,100	53
First Hawaiian Inc	25,900	509
First Horizon Corp	108,025	1,382
First Interstate BancSystem Inc, Cl A	14,716	381
First Merchants Corp	11,318	347
First Mid Bancshares Inc	3,572	111
First of Long Island Corp/The	4,995	57
First Western Financial Inc *	1,800	30
FirstCash Holdings Inc	7,620	853
Five Star Bancorp	2,800	64
Flushing Financial Corp	6,070	86
Flywire Corp *	19,000	443
FNB Corp/PA	68,289	819
Forge Global Holdings *	31,460	104
Franklin BSP Realty Trust Inc ‡	16,854	220
Fulton Financial Corp	30,212	430
FVCBankcorp Inc *	3,375	38
GCM Grosvenor Inc, Cl A	10,000	81
Genworth Financial Inc, Cl A *	86,500	509

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
German American Bancorp Inc	6,166	$178
Glacier Bancorp Inc	20,975	705
Goosehead Insurance Inc, Cl A *	4,100	300
Granite Point Mortgage Trust Inc ‡	10,941	60
Great Southern Bancorp Inc	2,499	127
Green Dot Corp, Cl A *	9,255	74
Greene County Bancorp Inc	1,020	26
Greenlight Capital Re Ltd, Cl A *	6,409	71
Guaranty Bancshares Inc/TX	1,500	45
Hamilton Lane Inc, Cl A	7,300	714
Hancock Whitney Corp	17,614	727
Hanmi Financial Corp	6,878	114
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	20,300	491
Hanover Insurance Group Inc/The	7,217	897
HarborOne Bancorp Inc	10,720	118
HBT Financial Inc	2,200	41
HCI Group Inc	1,115	95
Heartland Financial USA Inc	7,875	244
Heritage Commerce Corp	13,600	115
Heritage Financial Corp/WA	8,071	144
Hilltop Holdings Inc	9,500	280
Hingham Institution For Savings The (A)	300	49
Hippo Holdings Inc *	3,484	30
Home Bancorp Inc	1,800	66
Home BancShares Inc/AR	37,132	824
HomeStreet Inc	4,372	30
HomeTrust Bancshares Inc	4,102	95
Hope Bancorp Inc	18,295	179
Horace Mann Educators Corp	8,314	278
Horizon Bancorp Inc/IN	9,425	103
Houlihan Lokey Inc, Cl A	10,100	1,088
I3 Verticals Inc, Cl A *	4,800	97
Independent Bank Corp	7,920	452
Independent Bank Corp/MI	5,400	117
Independent Bank Group Inc	7,402	286
Interactive Brokers Group Inc, Cl A	20,027	1,559
International Bancshares Corp	9,850	442
International Money Express Inc *	5,400	113
Invesco Mortgage Capital Inc ‡	8,009	64
Investors Title Co	400	60
Jackson Financial Inc, Cl A	15,700	749
James River Group Holdings Ltd	8,200	74
Janus Henderson Group PLC	26,900	705
Jefferies Financial Group Inc	38,000	1,347
John Marshall Bancorp Inc	2,700	53
Kearny Financial Corp/MD	10,929	86
Kemper Corp	12,273	543
Kinsale Capital Group Inc	4,300	1,505
KKR & Co Inc	126,163	9,568
KKR Real Estate Finance Trust Inc ‡	12,500	157
Ladder Capital Corp, Cl A ‡	25,162	282

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lakeland Bancorp Inc	13,393	$166
Lakeland Financial Corp	4,757	264
Lazard Ltd, Cl A	21,831	654
Lemonade Inc *(A)	10,200	180
LendingClub Corp *	22,600	142
LendingTree Inc *	2,700	48
Lincoln National Corp	34,100	811
Live Oak Bancshares Inc	7,300	245
LPL Financial Holdings Inc	15,462	3,437
Luther Burbank Corp	4,422	38
Macatawa Bank Corp	5,200	50
Markel Group Inc *	2,553	3,674
Marqeta Inc, Cl A *	98,900	628
MBIA Inc *	10,982	79
Mercantile Bank Corp	3,557	122
Merchants Bancorp/IN	3,300	111
Mercury General Corp	5,978	223
Metrocity Bankshares Inc	3,800	76
Metropolitan Bank Holding Corp *	2,100	82
MFA Financial Inc ‡	16,624	180
MGIC Investment Corp	57,518	1,012
Mid Penn Bancorp Inc	3,200	64
Midland States Bancorp Inc	5,600	126
MidWestOne Financial Group Inc	3,169	67
Moelis & Co, Cl A	13,700	650
Morningstar Inc	5,020	1,422
Mr Cooper Group Inc *	13,171	797
MVB Financial Corp	2,400	48
National Bank Holdings Corp, Cl A	6,400	211
National Western Life Group Inc, Cl A	510	245
Navient Corp	17,000	291
NBT Bancorp Inc	8,508	302
NCR Atleos Corp *	12,941	287
Nelnet Inc, Cl A	2,731	229
NerdWallet Inc, Cl A *	5,800	68
New York Community Bancorp Inc	141,615	1,333
New York Mortgage Trust Inc ‡	22,559	198
NewtekOne Inc	4,600	62
Nexpoint Real Estate Finance Inc ‡	1,600	26
NI Holdings Inc *	2,300	31
Nicolet Bankshares Inc	2,200	162
NMI Holdings Inc, Cl A *	14,800	407
Northeast Bank	1,500	77
Northfield Bancorp Inc	10,205	97
Northrim BanCorp Inc	1,800	89
Northwest Bancshares Inc	27,479	306
NU Holdings Ltd/Cayman Islands, Cl A *	447,900	3,646
OceanFirst Financial Corp	13,468	187
OFG Bancorp	9,125	306
Old National Bancorp/IN	54,561	812
Old Republic International Corp	52,144	1,528
Old Second Bancorp Inc	10,100	142

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OmniAB Inc. *	2,598	$—
OneMain Holdings Inc, Cl A	21,400	905
Open Lending Corp, Cl A *	23,800	152
Orchid Island Capital Inc, Cl A ‡(A)	7,420	55
Origin Bancorp Inc	5,000	159
Orrstown Financial Services Inc	700	17
Oscar Health Inc, Cl A *	30,600	260
P10 Inc, Cl A	8,600	88
Pacific Premier Bancorp Inc	18,836	424
PacWest Bancorp (A)	23,312	176
Pagseguro Digital Ltd, Cl A *	39,300	396
Palomar Holdings Inc, Cl A *	4,700	275
Park National Corp	2,805	311
Parke Bancorp Inc	2,200	40
Pathward Financial Inc	6,100	302
Patria Investments Ltd, Cl A	10,800	153
Payoneer Global Inc *	60,400	313
Paysafe Ltd *	6,867	69
PCB Bancorp	2,600	40
Peapack-Gladstone Financial Corp	3,154	78
PennyMac Financial Services Inc	4,500	350
PennyMac Mortgage Investment Trust ‡	14,463	203
Peoples Bancorp Inc/OH	5,572	164
Peoples Financial Services Corp	1,600	68
Perella Weinberg Partners, Cl A	10,900	128
Pinnacle Financial Partners Inc	15,027	1,090
Pioneer Bancorp Inc/NY *	2,700	22
Piper Sandler Cos	3,177	492
PJT Partners Inc, Cl A	4,200	378
Popular Inc	14,156	1,045
PRA Group Inc *	7,658	142
Preferred Bank/Los Angeles CA	3,037	187
Premier Financial Corp	6,876	137
Primerica Inc	7,229	1,515
Primis Financial Corp	6,000	60
Priority Technology Holdings Inc *	1,600	5
ProAssurance Corp	11,625	144
PROG Holdings Inc *	9,978	272
Prosperity Bancshares Inc	17,235	1,039
Provident Financial Services Inc	16,778	255
QCR Holdings Inc	3,900	194
Radian Group Inc	29,148	749
RBB Bancorp	2,600	40
Ready Capital Corp ‡	29,838	305
Red River Bancshares Inc	1,200	61
Redwood Trust Inc ‡	27,405	195
Regional Management Corp	1,700	38
Reinsurance Group of America Inc, Cl A	12,816	2,090
Remitly Global Inc *	26,400	569
RenaissanceRe Holdings Ltd	10,006	2,145
Renasant Corp	11,160	304
Repay Holdings Corp, Cl A *	20,900	157

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Republic Bancorp Inc/KY, Cl A	1,998	$94
Rithm Capital Corp ‡	90,988	944
RLI Corp	8,082	1,096
Robinhood Markets Inc, Cl A *	132,300	1,164
Rocket Cos Inc, Cl A *	21,000	196
Ryan Specialty Holdings Inc, Cl A *	17,400	798
S&T Bancorp Inc	8,332	233
Safety Insurance Group Inc	3,131	241
Sandy Spring Bancorp Inc	10,110	223
Seacoast Banking Corp of Florida	14,981	348
SEI Investments Co †	19,919	1,169
Selective Insurance Group Inc	11,984	1,219
Selectquote Inc *	28,700	36
ServisFirst Bancshares Inc	9,200	471
Shift4 Payments Inc, Cl A *	10,500	691
Shore Bancshares Inc	2,000	24
Sierra Bancorp	2,978	56
Simmons First National Corp, Cl A	25,753	412
SiriusPoint Ltd *	20,200	216
Skyward Specialty Insurance Group Inc *	4,000	131
SLM Corp	42,420	638
SmartFinancial Inc	3,100	66
SoFi Technologies Inc *(A)	182,500	1,330
South Plains Financial Inc	2,400	62
Southern First Bancshares Inc *	1,491	44
Southern Missouri Bancorp Inc	1,900	82
Southside Bancshares Inc	6,762	185
SouthState Corp	14,584	1,080
Starwood Property Trust Inc ‡	55,980	1,112
Stellar Bancorp Inc	9,840	235
StepStone Group Inc, Cl A	10,500	269
Sterling Bancorp Inc/MI *	2,158	12
Stewart Information Services Corp	5,841	276
Stifel Financial Corp	20,473	1,249
Stock Yards Bancorp Inc	6,202	274
StoneCo Ltd, Cl A *	57,100	891
StoneX Group Inc *	5,652	345
Summit Financial Group Inc	2,600	61
Synovus Financial Corp	27,692	853
Texas Capital Bancshares Inc *	8,823	484
TFS Financial Corp	12,343	163
Third Coast Bancshares Inc *	800	14
Tiptree Inc	5,100	95
Toast Inc, Cl A *	70,600	1,050
Tompkins Financial Corp	2,705	143
Towne Bank/Portsmouth VA	13,867	364
TPG Inc, Cl A	12,800	448
TPG RE Finance Trust Inc ‡	14,400	85
Tradeweb Markets Inc, Cl A	22,800	2,209
TriCo Bancshares	6,909	238
Triumph Financial Inc *	4,300	292
Trupanion Inc *(A)	8,600	221

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TrustCo Bank Corp NY	4,325	$116
Trustmark Corp	12,639	290
Two Harbors Investment Corp ‡	20,110	279
UMB Financial Corp	8,245	591
United Bankshares Inc/WV	26,156	866
United Community Banks Inc/GA	21,618	533
United Fire Group Inc	4,171	87
Unity Bancorp Inc	2,800	77
Universal Insurance Holdings Inc	5,900	100
Univest Financial Corp	7,415	140
Unum Group	39,000	1,677
Upstart Holdings Inc *(A)	14,400	385
USCB Financial Holdings Inc *	2,200	25
UWM Holdings Corp	20,000	109
Valley National Bancorp	83,068	756
Value Line Inc	300	13
Velocity Financial Inc *	1,800	27
Veritex Holdings Inc	10,839	207
Victory Capital Holdings Inc, Cl A	5,500	177
Virtu Financial Inc, Cl A	19,100	343
Virtus Investment Partners Inc	1,158	227
Voya Financial Inc	19,500	1,394
WaFd Inc	13,436	359
Walker & Dunlop Inc	6,423	540
Washington Trust Bancorp Inc	3,870	103
Waterstone Financial Inc	4,000	49
Webster Financial Corp	33,229	1,490
WesBanco Inc	12,109	322
West BanCorp Inc	3,785	67
Westamerica BanCorp	4,955	251
Western Alliance Bancorp	21,661	1,109
Western Union Co/The	70,300	818
WEX Inc *	8,476	1,497
White Mountains Insurance Group Ltd	462	708
Wintrust Financial Corp	11,949	1,024
WisdomTree Inc	21,375	139
World Acceptance Corp *	976	109
WSFS Financial Corp	13,112	506
XP Inc, Cl A	66,000	1,537

		203,426
Health Care — 11.1%
10X Genomics Inc, Cl A *	18,300	796
23andMe Holding Co, Cl A *(A)	45,800	39
2seventy bio Inc *	8,200	15
4D Molecular Therapeutics Inc *	7,700	98
89bio Inc *	12,200	98
Aadi Bioscience Inc *	2,900	15
Acadia Healthcare Co Inc *	17,387	1,269
ACADIA Pharmaceuticals Inc *	24,500	546
Accolade Inc *	11,200	98
Accuray Inc *	18,400	48
ACELYRIN *	8,700	58

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aclaris Therapeutics Inc *	15,900	$14
AdaptHealth Corp, Cl A *	15,400	131
Adaptive Biotechnologies Corp *	23,700	104
Addus HomeCare Corp *	2,800	244
Adicet Bio Inc *	4,500	5
ADMA Biologics Inc *	40,800	151
Aerovate Therapeutics Inc *	2,200	35
Agenus Inc *	57,300	45
Agiliti Inc *	6,100	49
agilon health Inc *(A)	58,300	619
Agios Pharmaceuticals Inc *	9,400	209
AirSculpt Technologies Inc *	1,400	7
Akero Therapeutics Inc *	10,400	174
Akoya Biosciences Inc *	1,600	7
Aldeyra Therapeutics Inc *	9,200	25
Alector Inc *	13,000	70
Alignment Healthcare Inc *	17,000	128
Alkermes PLC *	33,053	798
Allogene Therapeutics Inc *	20,200	47
Allovir Inc *	7,300	14
Alnylam Pharmaceuticals Inc *	24,089	4,053
Alphatec Holdings Inc *	17,300	205
Alpine Immune Sciences Inc *	8,900	138
ALX Oncology Holdings Inc *	4,300	34
Amedisys Inc *	5,971	559
American Well Corp, Cl A *	43,300	55
Amicus Therapeutics Inc *	51,200	564
AMN Healthcare Services Inc *	8,009	543
Amneal Pharmaceuticals Inc *	23,588	102
Amphastar Pharmaceuticals Inc *	6,700	377
Amylyx Pharmaceuticals Inc *	9,000	127
AnaptysBio Inc *	4,800	68
Anavex Life Sciences Corp *(A)	15,300	110
AngioDynamics Inc *	8,570	56
ANI Pharmaceuticals Inc *	2,500	125
Anika Therapeutics Inc *	3,070	67
Apellis Pharmaceuticals Inc *	19,700	1,061
Apogee Therapeutics *	4,900	96
Apollo Medical Holdings Inc *	8,600	286
Arbutus Biopharma Corp *	16,700	34
Arcellx Inc *	6,800	357
Arcturus Therapeutics Holdings Inc *	5,500	132
Arcus Biosciences Inc *	10,600	160
Arcutis Biotherapeutics Inc *	7,000	13
Ardelyx Inc *	42,200	190
Arrowhead Pharmaceuticals Inc *	20,800	441
Artivion Inc *	8,545	152
Arvinas Inc *	10,700	235
Atara Biotherapeutics Inc *	20,600	14
Atea Pharmaceuticals Inc *	15,000	45
AtriCure Inc *	9,320	331
Atrion Corp	330	102

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Aura Biosciences Inc *	2,200	$18
Aurinia Pharmaceuticals Inc *	26,400	228
Avanos Medical Inc *	7,800	168
Avantor Inc *	130,551	2,765
Aveanna Healthcare Holdings Inc *	10,800	29
Avid Bioservices Inc *	13,800	70
Avidity Biosciences Inc *	13,400	105
Avista Public Acquisition Corp II, Cl W *	16,797	74
Avita Medical Inc *	5,000	53
Axogen Inc *	9,085	60
Axonics Inc *	9,900	554
Axsome Therapeutics Inc *	6,500	438
Azenta Inc *	12,503	705
Beam Therapeutics Inc *	13,500	379
BioCryst Pharmaceuticals Inc *	41,300	243
Biohaven Ltd *	11,350	378
BioLife Solutions Inc *	7,900	98
BioMarin Pharmaceutical Inc *	36,246	3,301
Biomea Fusion Inc *	3,900	59
Bioxcel Therapeutics Inc *(A)	3,900	15
Bluebird Bio Inc *(A)	14,400	55
Blueprint Medicines Corp *	11,500	801
Bridgebio Pharma Inc *	22,935	658
Brookdale Senior Living Inc, Cl A *	42,209	224
Bruker Corp	20,632	1,343
Butterfly Network Inc *(A)	31,800	30
Cabaletta Bio Inc *(A)	7,500	120
Cano Health *(A)	323	2
Cara Therapeutics Inc *	9,400	9
CareDx Inc *	11,500	112
CareMax Inc *	13,900	9
Caribou Biosciences Inc *	15,100	89
Cassava Sciences Inc *(A)	8,700	181
Castle Biosciences Inc *	4,600	92
Catalyst Pharmaceuticals Inc *	19,700	284
Celcuity Inc *	1,000	15
Celldex Therapeutics Inc *	10,300	311
Century Therapeutics Inc *	2,500	3
Cerevel Therapeutics Holdings Inc *	12,400	322
Certara Inc *	23,764	342
Cerus Corp *	38,497	62
Chemed Corp	2,945	1,670
Codexis Inc *	13,961	33
Cogent Biosciences Inc *	14,000	107
Coherus Biosciences Inc *	14,800	32
Collegium Pharmaceutical Inc *	7,800	200
Community Health Systems Inc *	28,329	73
Computer Programs and Systems Inc *	3,302	35
CONMED Corp	5,708	612
Corcept Therapeutics Inc *	14,800	377
CorVel Corp *	1,534	320
Crinetics Pharmaceuticals Inc *	13,400	426

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cross Country Healthcare Inc *	7,179	$146
CryoPort Inc *	9,400	132
Cullinan Oncology Inc *	7,700	63
Cutera Inc *(A)	3,900	7
Cymabay Therapeutics Inc *	19,400	371
Cytek Biosciences Inc *	23,200	161
Cytokinetics Inc *	17,000	569
Day One Biopharmaceuticals Inc *	13,800	160
Deciphera Pharmaceuticals Inc *	8,900	112
Definitive Healthcare Corp, Cl A *	7,300	60
Denali Therapeutics Inc *	21,000	389
Design Therapeutics Inc *	7,800	19
Disc Medicine Inc, Cl A *	1,500	83
DocGo Inc *	13,700	77
Doximity Inc, Cl A *	24,600	572
Dynavax Technologies Corp, Cl A *	23,889	327
Dyne Therapeutics Inc *	6,100	68
Eagle Pharmaceuticals Inc/DE *	2,700	16
Edgewise Therapeutics Inc *	8,300	50
Editas Medicine Inc, Cl A *	15,400	162
Elanco Animal Health Inc *	94,900	1,118
Embecta Corp	13,400	246
Emergent BioSolutions Inc *	10,984	24
Enanta Pharmaceuticals Inc *	4,700	44
Encompass Health Corp	19,741	1,287
Enhabit Inc *	10,870	116
Enliven Therapeutics Inc *(A)	4,600	52
Enovis Corp *	10,663	527
Ensign Group Inc/The	10,836	1,160
Entrada Therapeutics Inc *(A)	4,200	54
Envista Holdings Corp *	32,700	742
Erasca Inc *	14,600	25
Evolent Health Inc, Cl A *	21,800	606
Evolus Inc *	11,000	104
Exact Sciences Corp *	34,426	2,203
Exelixis Inc *	63,900	1,394
EyePoint Pharmaceuticals Inc *(A)	4,500	28
Fate Therapeutics Inc *	18,600	46
FibroGen Inc *	19,000	11
Foghorn Therapeutics Inc *	4,200	18
Fortrea Holdings Inc *	17,800	524
Fulgent Genetics Inc *	4,700	130
Genelux *(A)	4,800	57
Generation Bio Co *	9,900	11
Geron Corp *	98,170	189
Glaukos Corp *	9,049	578
Globus Medical Inc, Cl A *	23,758	1,067
Guardant Health Inc *	20,600	519
Haemonetics Corp *	9,347	756
Halozyme Therapeutics Inc *	26,258	1,014
Harmony Biosciences Holdings Inc *	5,300	154
Harrow Health Inc *(A)	5,200	48

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Health Catalyst Inc *	12,300	$88
HealthEquity Inc *	16,700	1,119
HealthStream Inc	5,964	149
Heron Therapeutics Inc *(A)	20,900	26
HilleVax Inc *	800	11
Hims & Hers Health Inc *	24,600	219
Humacyte Inc *	14,991	40
ICON PLC *	15,800	4,218
Icosavax Inc *	2,900	29
ICU Medical Inc *	3,927	345
Ideaya Biosciences Inc *	11,700	368
IGM Biosciences Inc *	1,200	8
ImmunityBio Inc *(A)	13,700	50
ImmunoGen Inc *	47,652	1,399
Immunovant Inc *	10,200	399
Inari Medical Inc *	10,200	609
Inhibrx Inc *	6,100	127
Inmode Ltd *	15,300	363
Innovage Holding Corp *	3,900	23
Innoviva Inc *	14,609	202
Inogen Inc *	4,100	24
Insmed Inc *	26,900	673
Inspire Medical Systems Inc *	5,700	828
Integer Holdings Corp *	6,030	526
Integra LifeSciences Holdings Corp *	13,104	514
Intellia Therapeutics Inc *	16,400	486
Intra-Cellular Therapies Inc *	17,800	1,092
Invitae Corp *(A)	45,000	23
Ionis Pharmaceuticals Inc *	28,394	1,405
Iovance Biotherapeutics Inc *	38,300	232
iRadimed Corp	1,100	48
iRhythm Technologies Inc *	5,600	478
Ironwood Pharmaceuticals Inc, Cl A *	27,354	271
iTeos Therapeutics Inc *	4,600	43
Janux Therapeutics Inc *	2,800	24
Jazz Pharmaceuticals PLC *	11,700	1,383
Joint Corp/The *	3,000	26
KalVista Pharmaceuticals Inc *	4,700	40
Karuna Therapeutics Inc *	7,100	1,358
Karyopharm Therapeutics Inc *	16,200	12
Keros Therapeutics Inc *	3,600	109
Kezar Life Sciences Inc *	7,900	7
Kiniksa Pharmaceuticals Ltd, Cl A *	6,700	108
Kodiak Sciences Inc *	7,600	18
Krystal Biotech Inc *	4,300	448
Kura Oncology Inc *	13,700	132
Kymera Therapeutics Inc *	7,600	158
Lantheus Holdings Inc *	13,500	967
LeMaitre Vascular Inc	4,200	221
Lexicon Pharmaceuticals Inc *(A)	17,105	18
LifeStance Health Group Inc *	20,600	142
Ligand Pharmaceuticals Inc *	3,428	200

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Liquidia Corp *	10,700	$77
LivaNova PLC *	11,200	502
Lyell Immunopharma Inc *	33,800	58
MacroGenics Inc *	12,600	103
Madrigal Pharmaceuticals Inc *	2,700	549
MannKind Corp *	56,200	203
Maravai LifeSciences Holdings Inc, Cl A *	25,018	128
Marinus Pharmaceuticals Inc *	9,900	67
Masimo Corp *	8,693	815
MaxCyte Inc *(A)	20,500	97
Medpace Holdings Inc *	4,700	1,272
MeiraGTx Holdings plc *	6,700	35
Merit Medical Systems Inc *	11,275	807
Mersana Therapeutics Inc *	15,600	26
Mesa Laboratories Inc	1,100	94
MiMedx Group Inc *	26,300	204
Mirati Therapeutics Inc *	8,600	488
Mirum Pharmaceuticals Inc *	3,700	119
ModivCare Inc *	2,458	93
Monte Rosa Therapeutics Inc *	8,900	28
Morphic Holding Inc *	6,000	142
Multiplan Corp *	84,900	110
Mural Oncology PLC *	3,305	12
Myriad Genetics Inc *	14,226	272
NanoString Technologies Inc *	10,000	5
Nano-X Imaging Ltd, Cl X *(A)	11,200	75
Natera Inc *	20,700	1,158
National HealthCare Corp	2,994	229
National Research Corp, Cl A	3,212	133
Nautilus Biotechnology Inc, Cl A *	6,155	17
Neogen Corp *	42,512	721
NeoGenomics Inc *	25,500	463
Neurocrine Biosciences Inc *	19,100	2,227
Nevro Corp *	7,800	135
NGM Biopharmaceuticals Inc *	7,200	5
Nkarta Inc *	7,474	20
Novavax Inc *(A)	17,168	94
Novocure Ltd *	21,000	258
Nurix Therapeutics Inc *	10,000	62
Nuvalent Inc, Cl A *	4,700	307
Nuvation Bio Inc *	34,000	42
Ocular Therapeutix Inc *	18,400	46
Olema Pharmaceuticals Inc *	7,200	100
Omnicell Inc *	9,312	311
OPKO Health Inc *	93,184	136
OptimizeRx Corp *	4,000	38
Option Care Health Inc *	33,327	991
OraSure Technologies Inc *	19,939	146
Organogenesis Holdings Inc, Cl A *	12,321	31
Organon & Co	50,900	576
ORIC Pharmaceuticals Inc *	11,500	91
Orthofix Medical Inc *	6,953	77

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OrthoPediatrics Corp *	2,800	$86
Outlook Therapeutics Inc *	18,700	9
Outset Medical Inc *	10,800	57
Owens & Minor Inc *	16,439	327
Pacific Biosciences of California Inc *	46,800	397
Pacira BioSciences Inc *	9,945	271
Paragon 28 Inc *	5,500	61
Patterson Cos Inc	15,800	401
Pediatrix Medical Group Inc *	17,356	145
Pennant Group Inc/The *	6,468	89
Penumbra Inc *	7,200	1,599
Perrigo Co PLC	25,300	771
PetIQ Inc, Cl A *	6,000	105
Phathom Pharmaceuticals Inc *	5,900	41
Phibro Animal Health Corp, Cl A	4,800	46
Phreesia Inc *	11,200	173
Pliant Therapeutics Inc *	11,200	156
PMV Pharmaceuticals Inc *	6,200	14
Point Biopharma Global Inc, Cl A *	19,100	260
Precigen Inc *	21,300	24
Premier Inc, Cl A	24,100	496
Prestige Consumer Healthcare Inc *	9,879	567
Prime Medicine Inc *	7,800	57
Privia Health Group Inc *	21,500	444
PROCEPT BioRobotics Corp *(A)	7,200	267
Progyny Inc *	15,000	515
ProKidney Corp, Cl A *(A)	12,200	21
Protagonist Therapeutics Inc *	10,100	184
Prothena Corp PLC *	7,900	257
PTC Therapeutics Inc *	12,500	288
Pulmonx Corp *	6,600	72
QIAGEN NV *	45,083	1,856
Quanterix Corp *	7,000	168
Quantum-Si Inc *(A)	21,500	35
QuidelOrtho Corp *	10,071	692
R1 RCM Inc *	27,900	295
RadNet Inc *	12,400	412
Rallybio Corp *	700	1
RAPT Therapeutics Inc *	5,700	83
Recursion Pharmaceuticals Inc, Cl A *	27,400	188
REGENXBIO Inc *	9,300	182
Relay Therapeutics Inc *	15,500	123
Repligen Corp *	11,022	1,733
Replimune Group Inc *	7,600	85
Revance Therapeutics Inc *	15,800	107
REVOLUTION Medicines Inc *	25,404	593
Rhythm Pharmaceuticals Inc *	10,200	341
Rigel Pharmaceuticals Inc *	37,059	42
Rocket Pharmaceuticals Inc *	11,300	264
Roivant Sciences Ltd *	70,300	672
Royalty Pharma PLC, Cl A	73,600	1,992
RxSight Inc *	4,500	136

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sage Therapeutics Inc *	10,700	$210
Sana Biotechnology Inc *	18,300	74
Sangamo Therapeutics Inc *	28,370	12
Sarepta Therapeutics Inc *	17,700	1,439
Savara Inc *	24,200	93
Scholar Rock Holding Corp *	8,400	106
Schrodinger Inc/United States *	9,700	302
Scilex Holding Co - Restricted *(A)	12,212	124
Seagen Inc *	28,200	6,013
Seer Inc, Cl A *	8,800	14
Select Medical Holdings Corp	18,665	422
Seres Therapeutics Inc *	15,900	17
Sharecare Inc *	64,600	61
Shockwave Medical Inc *	7,000	1,222
SI-BONE Inc *	7,300	138
SIGA Technologies Inc	10,000	54
Sight Sciences Inc *	2,400	8
Silk Road Medical Inc *	7,600	71
Simulations Plus Inc	3,900	153
SomaLogic Inc *	37,300	105
Sotera Health Co *	20,424	279
SpringWorks Therapeutics Inc *	11,500	349
STAAR Surgical Co *	9,678	304
Stoke Therapeutics Inc *(A)	4,300	16
Supernus Pharmaceuticals Inc *	10,100	275
Surgery Partners Inc *	12,000	393
Surmodics Inc *	3,044	100
Sutro Biopharma Inc *	9,400	25
Syndax Pharmaceuticals Inc *	10,100	168
Tactile Systems Technology Inc *	4,900	65
Tandem Diabetes Care Inc *	11,900	241
Tango Therapeutics Inc *	5,100	39
Taro Pharmaceutical Industries Ltd *	2,200	79
Tarsus Pharmaceuticals Inc *	2,600	43
Teladoc Health Inc *	30,240	549
Tenaya Therapeutics Inc *	3,000	6
Tenet Healthcare Corp *	20,100	1,387
TG Therapeutics Inc *	25,500	327
Theravance Biopharma Inc *(A)	12,845	135
Theseus Pharmaceuticals Inc *	2,500	10
TransMedics Group Inc *	6,200	469
Travere Therapeutics Inc *	13,800	87
Treace Medical Concepts Inc *	6,200	54
Twist Bioscience Corp *	12,300	296
Tyra Biosciences Inc *	2,600	30
UFP Technologies Inc *	1,600	266
Ultragenyx Pharmaceutical Inc *	12,300	478
United Therapeutics Corp *	8,664	2,079
UroGen Pharma Ltd *(A)	5,900	78
US Physical Therapy Inc	2,826	240
Utah Medical Products Inc	1,000	84
Vanda Pharmaceuticals Inc *	11,800	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Varex Imaging Corp *	8,600	$162
Vaxcyte Inc *	18,700	968
Veeva Systems Inc, Cl A *	28,193	4,914
Ventyx Biosciences Inc *	9,300	20
Vera Therapeutics Inc, Cl A *	6,700	91
Veracyte Inc *	14,200	364
Veradigm Inc *	22,053	253
Vericel Corp *	8,200	291
Verve Therapeutics Inc *	10,000	113
Vicarious Surgical Inc, Cl A *	12,000	3
Viemed Healthcare Inc *	11,500	89
Viking Therapeutics Inc *	19,000	232
Vir Biotechnology Inc *	13,100	124
Viridian Therapeutics Inc *	6,300	105
WaVe Life Sciences Ltd *(A)	16,300	87
Xencor Inc *	10,000	183
Xeris Biopharma Holdings Inc *	29,100	54
Y-mAbs Therapeutics Inc *	8,800	55
Zentalis Pharmaceuticals Inc *	10,300	116
Zimvie Inc *	4,800	45
Zymeworks Inc *	10,600	94
Zynex Inc *(A)	4,180	38

		136,708
Industrials — 17.9%
3D Systems Corp *	27,947	149
AAON Inc	13,275	831
AAR Corp *	6,229	432
ABM Industries Inc	12,055	494
ACCO Brands Corp	22,029	119
Acuity Brands Inc	6,025	1,080
ACV Auctions Inc, Cl A *	27,200	425
Advanced Drainage Systems Inc	13,600	1,647
AECOM	25,948	2,306
AeroVironment Inc *	5,125	705
AerSale Corp *	7,700	107
AGCO Corp	12,423	1,410
Air Lease Corp, Cl A	19,331	750
Air Transport Services Group Inc *	11,236	179
Alamo Group Inc	2,035	374
Albany International Corp, Cl A	6,098	523
Alight Inc, Cl A *	75,000	574
Allegiant Travel Co, Cl A	3,450	236
Allient Inc	2,650	69
Allison Transmission Holdings Inc	18,176	972
Alta Equipment Group Inc	4,403	42
Ameresco Inc, Cl A *	7,079	212
American Woodmark Corp *	2,684	194
API Group Corp *	39,500	1,199
Apogee Enterprises Inc	3,911	176
Applied Industrial Technologies Inc	7,561	1,210
ArcBest Corp	4,590	547
Archer Aviation Inc, Cl A *(A)	32,200	193

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Arcosa Inc	8,913	$661
Argan Inc	2,979	139
Aris Water Solutions Inc, Cl A	4,200	34
Armstrong World Industries Inc	8,977	761
Array Technologies Inc *	28,987	448
ASGN Inc *	9,469	845
Astec Industries Inc	5,163	161
Astronics Corp *	3,874	58
Astronics Corp, Cl B *	2,395	36
Atkore Inc *	7,800	1,013
Avis Budget Group Inc *	4,060	742
AZEK Co Inc/The, Cl A *	26,600	917
AZZ Inc	4,096	201
Babcock & Wilcox Enterprises Inc *	11,900	17
Barnes Group Inc	8,952	236
Barrett Business Services Inc	1,634	180
Beacon Roofing Supply Inc *	10,770	865
Blade Air Mobility Inc *	12,600	40
Blink Charging Co *(A)	8,500	27
Bloom Energy Corp, Cl A *(A)	36,800	531
Blue Bird Corp *	4,392	84
BlueLinx Holdings Inc *	1,900	167
Boise Cascade Co	7,770	849
Booz Allen Hamilton Holding Corp, Cl A	25,165	3,149
Bowman Consulting Group, Cl A *	3,000	93
BrightView Holdings Inc *	9,600	73
Brink's Co/The	9,306	734
Brookfield Business Corp, Cl A	6,500	118
Builders FirstSource Inc *	24,651	3,306
BWX Technologies Inc	17,424	1,360
CACI International Inc, Cl A *	4,532	1,455
Cadre Holdings Inc	3,700	119
Carlisle Cos Inc	9,577	2,685
Casella Waste Systems Inc, Cl A *	10,691	865
CBIZ Inc *	8,845	512
CECO Environmental Corp *	5,900	114
ChargePoint Holdings Inc *(A)	55,200	103
Chart Industries Inc *	8,472	1,102
Cimpress PLC *	3,499	247
Clarivate PLC *(A)	94,000	729
Clean Harbors Inc *	9,676	1,564
CNH Industrial NV	188,200	2,021
Columbus McKinnon Corp/NY	6,165	215
Comfort Systems USA Inc	6,891	1,334
CompX International Inc	400	9
Concentrix Corp	8,581	807
Concrete Pumping Holdings Inc *	3,900	29
Conduent Inc *	39,300	119
Construction Partners Inc, Cl A *	7,400	311
Core & Main Inc, Cl A *	23,400	820
CoreCivic Inc *‡	20,002	289
Costamare Inc	11,500	116

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Covenant Logistics Group Inc, Cl A	1,400	$60
CRA International Inc	1,705	162
Crane Co	9,729	1,028
CSG Systems International Inc	6,117	301
CSW Industrials Inc	3,000	532
Curtiss-Wright Corp	7,278	1,557
Custom Truck One Source Inc *	14,400	84
Daseke Inc *	7,700	34
Deluxe Corp	10,154	186
Desktop Metal Inc, Cl A *(A)	41,564	29
Distribution Solutions Group Inc *	400	10
Donaldson Co Inc	23,546	1,433
Douglas Dynamics Inc	5,222	143
Driven Brands Holdings Inc *	12,800	168
Ducommun Inc *	2,400	121
Dun & Bradstreet Holdings Inc	50,600	536
DXP Enterprises Inc/TX *	1,462	43
Dycom Industries Inc *	5,207	541
Eagle Bulk Shipping Inc	1,013	46
EMCOR Group Inc	9,287	1,974
Encore Wire Corp	3,403	627
Energy Recovery Inc *	12,100	231
Energy Vault Holdings Inc *	13,900	32
Enerpac Tool Group Corp, Cl A	10,942	299
EnerSys	7,983	706
Ennis Inc	5,288	112
Enovix Corp *(A)	27,300	302
EnPro Industries Inc	4,068	522
Enviri Corp *	16,828	99
Eos Energy Enterprises Inc *(A)	21,400	24
Esab Corp	11,362	877
ESCO Technologies Inc	5,277	554
ESS Tech Inc *(A)	18,100	21
ExlService Holdings Inc *	32,115	911
Exponent Inc	10,072	775
Federal Signal Corp	11,847	817
Ferguson PLC	40,200	6,888
First Advantage Corp	11,600	180
Flowserve Corp	26,000	995
Fluence Energy Inc, Cl A *(A)	7,300	183
Fluor Corp *	28,300	1,076
Forrester Research Inc *	2,464	60
Fortune Brands Innovations Inc	25,100	1,718
Forward Air Corp	5,318	338
Franklin Covey Co *	3,304	128
Franklin Electric Co Inc	8,981	799
Frontier Group Holdings Inc *	9,200	36
FTAI Aviation Ltd	19,700	812
FTAI Infrastructure Inc	19,500	72
FTC Solar Inc *(A)	4,100	3
FTI Consulting Inc *	6,668	1,470
FuelCell Energy Inc *(A)	85,700	105

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gates Industrial Corp PLC *	21,200	$260
GATX Corp	7,152	780
Genco Shipping & Trading Ltd	7,300	113
Genpact Ltd	35,750	1,214
GEO Group Inc/The *	21,385	217
Gibraltar Industries Inc *	5,560	374
Global Industrial Co	2,900	103
GMS Inc *	7,700	521
Golden Ocean Group Ltd (A)	20,100	190
Gorman-Rupp Co/The	5,777	182
Graco Inc	33,105	2,674
GrafTech International Ltd	46,100	114
Granite Construction Inc	7,734	355
Great Lakes Dredge & Dock Corp *	14,980	101
Greenbrier Cos Inc/The	5,023	189
Griffon Corp	9,237	430
GXO Logistics Inc *	22,290	1,254
H&E Equipment Services Inc	5,325	236
Hawaiian Holdings Inc *	12,480	56
Hayward Holdings Inc *	27,800	328
Healthcare Services Group Inc	17,339	168
Heartland Express Inc	9,772	131
HEICO Corp	9,018	1,542
HEICO Corp, Cl A	15,882	2,182
Heidrick & Struggles International Inc	4,552	124
Helios Technologies Inc	5,877	226
Herc Holdings Inc	5,667	701
Hertz Global Holdings Inc *	26,900	224
Hexcel Corp	15,998	1,109
Hillenbrand Inc	12,480	483
Hillman Solutions Corp *	44,800	328
HireRight Holdings Corp *	5,200	68
HNI Corp	8,962	350
Hub Group Inc, Cl A *	5,662	428
Hudson Technologies Inc *	5,300	65
Huron Consulting Group Inc *	3,911	407
Hyliion Holdings Corp *	27,400	16
Hyster-Yale Materials Handling Inc	2,002	95
IBEX Holdings Ltd *	1,200	21
ICF International Inc	3,368	471
IES Holdings Inc *	1,700	119
Insperity Inc	6,724	765
Insteel Industries Inc	4,141	141
Interface Inc, Cl A	14,045	142
ITT Inc	16,263	1,761
Janus International Group Inc *	13,100	138
JELD-WEN Holding Inc *	14,300	229
JetBlue Airways Corp *	63,181	279
Joby Aviation Inc *(A)	48,200	287
John Bean Technologies Corp	6,331	654
Kadant Inc	2,425	632
Kaman Corp	6,573	133

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Karat Packaging Inc	1,000	$22
KBR Inc	26,945	1,392
Kelly Services Inc, Cl A	7,995	166
Kennametal Inc	15,814	369
Kforce Inc	3,237	226
Kirby Corp *	11,926	915
Knight-Swift Transportation Holdings Inc, Cl A	29,927	1,609
Korn Ferry	10,858	562
Kratos Defense & Security Solutions Inc *	24,316	463
Landstar System Inc	7,144	1,233
Legalzoom.com Inc *	21,900	253
Lennox International Inc	6,329	2,574
Leonardo DRS Inc *	15,600	288
Li-Cycle Holdings Corp *(A)	32,100	28
Limbach Holdings Inc *	2,800	107
Lincoln Electric Holdings Inc	11,033	2,185
Lindsay Corp	1,927	230
Liquidity Services Inc *	5,922	113
LSI Industries Inc	7,400	97
Luxfer Holdings PLC	7,600	63
Lyft Inc, Cl A *	67,900	796
Manitowoc Co Inc/The *	7,787	112
ManpowerGroup Inc	9,956	739
Marten Transport Ltd	9,729	183
Masonite International Corp *	4,200	373
MasTec Inc *	12,382	751
Masterbrand Inc *	22,600	303
Matson Inc	6,952	666
Matthews International Corp, Cl A	6,813	233
Maximus Inc	11,416	953
McGrath RentCorp	4,548	462
MDU Resources Group Inc	37,732	722
Mercury Systems Inc *	9,423	323
Microvast Holdings Inc *	5,200	6
Middleby Corp/The *	10,325	1,303
Miller Industries Inc/TN	2,311	92
MillerKnoll Inc	13,407	346
Montrose Environmental Group Inc *	5,900	185
Moog Inc, Cl A	5,624	787
MRC Global Inc *	18,112	187
MSA Safety Inc	7,044	1,227
MSC Industrial Direct Co Inc, Cl A	9,203	897
Mueller Industries Inc	20,916	869
Mueller Water Products Inc, Cl A	30,712	408
MYR Group Inc *	3,079	383
National Presto Industries Inc	1,091	82
NEXTracker Inc, Cl A *	8,600	350
Nikola Corp *(A)	117,100	114
NL Industries Inc	2,000	10
Northwest Pipe Co *	2,600	71
NOW Inc *	25,100	250

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NuScale Power Corp *(A)	6,900	$19
NV5 Global Inc *	3,000	292
nVent Electric PLC	32,700	1,741
Omega Flex Inc	600	42
OPENLANE Inc *	22,429	328
Oshkosh Corp	12,417	1,208
Owens Corning	17,760	2,408
PAM Transportation Services Inc *	1,600	30
Pangaea Logistics Solutions Ltd	2,100	15
Park Aerospace Corp	5,082	77
Parsons Corp *	8,200	511
Paycor HCM Inc *	10,900	231
Paylocity Holding Corp *	8,300	1,300
PGT Innovations Inc *	12,300	396
Pitney Bowes Inc	41,300	167
Planet Labs PBC *	38,700	94
Plug Power Inc *(A)	103,700	419
Powell Industries Inc	1,364	113
Preformed Line Products Co	690	86
Primoris Services Corp	9,147	278
Proto Labs Inc *	6,099	221
Quad/Graphics Inc, Cl A *	6,600	30
Quanex Building Products Corp	6,965	214
Radiant Logistics Inc *	12,400	75
RB Global Inc	35,933	2,288
RBC Bearings Inc *	5,595	1,442
Regal Rexnord Corp	12,638	1,514
Resideo Technologies Inc *	29,000	476
Resources Connection Inc	6,981	95
REV Group Inc	8,400	133
Rocket Lab USA Inc *	52,300	229
Rush Enterprises Inc, Cl A	11,547	458
Rush Enterprises Inc, Cl B	1,050	46
RXO Inc *	21,890	459
Ryder System Inc	9,200	986
Safe Bulkers Inc	12,300	48
Saia Inc *	5,292	2,066
Schneider National Inc, Cl B	11,200	258
Science Applications International Corp	10,176	1,195
Sensata Technologies Holding PLC	29,400	956
SES AI *	24,300	52
Shoals Technologies Group Inc, Cl A *	31,600	438
Shyft Group Inc/The	7,900	87
Simpson Manufacturing Co Inc	8,243	1,376
SiteOne Landscape Supply Inc *	8,700	1,225
Skillsoft *	480	9
SkyWest Inc *	8,322	393
SP Plus Corp *	4,298	220
Spirit AeroSystems Holdings Inc, Cl A *	20,275	557
Spirit Airlines Inc (A)	22,647	336
SPX Technologies Inc *	8,794	750
SS&C Technologies Holdings Inc	43,018	2,420

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Standex International Corp	2,129	$285
Steelcase Inc, Cl A	20,157	248
Stem Inc *(A)	32,700	94
Stericycle Inc *	18,400	864
Sterling Check Corp *	3,600	46
Sterling Infrastructure Inc *	6,300	400
Sun Country Airlines Holdings Inc *	4,900	74
SunPower Corp, Cl A *(A)	18,336	76
Sunrun Inc *(A)	38,210	493
Tennant Co	3,238	277
Terex Corp	13,270	657
Tetra Tech Inc	10,542	1,667
Textainer Group Holdings Ltd	8,753	431
Thermon Group Holdings Inc *	6,882	208
Timken Co/The	12,509	906
Titan International Inc *	10,800	141
Titan Machinery Inc *	4,312	99
Toro Co/The	20,700	1,718
TPI Composites Inc *(A)	7,500	16
Transcat Inc *	1,600	157
TransUnion	38,094	2,237
Trex Co Inc *	21,160	1,487
TriNet Group Inc *	7,551	875
Trinity Industries Inc	14,342	358
Triumph Group Inc *	14,496	162
TrueBlue Inc *	8,328	116
TTEC Holdings Inc	4,227	79
TuSimple Holdings Inc, Cl A *	30,000	26
Tutor Perini Corp *	8,051	67
Uber Technologies Inc *	379,822	21,414
UFP Industries Inc	11,865	1,301
U-Haul Holding Co *(A)	1,900	108
U-Haul Holding Co, Cl B	20,100	1,088
UniFirst Corp/MA	2,840	490
Universal Logistics Holdings Inc	1,900	47
Upwork Inc *	26,500	373
V2X Inc *	2,679	114
Valmont Industries Inc	4,214	925
Velo3D Inc *(A)	21,200	21
Verra Mobility Corp, Cl A *	25,900	520
Vertiv Holdings Co, Cl A	66,400	2,899
Vestis	23,250	426
Viad Corp *	4,271	142
Vicor Corp *	3,800	139
Virgin Galactic Holdings Inc *(A)	51,300	114
VSE Corp	2,500	151
Wabash National Corp	8,041	176
Watsco Inc	6,559	2,507
Watts Water Technologies Inc, Cl A	5,156	993
Werner Enterprises Inc	11,890	476
WESCO International Inc	8,865	1,382
Willdan Group Inc *	2,400	48

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
WillScot Mobile Mini Holdings Corp, Cl A *	39,111	$1,632
Woodward Inc	11,342	1,533
Xometry Inc, Cl A *	7,700	189
XPO Inc *	21,890	1,889
Zurn Elkay Water Solutions Corp	28,126	828

		219,509
Information Technology — 17.6%
8x8 Inc *	25,314	78
908 Devices Inc *(A)	5,300	42
A10 Networks Inc	13,400	167
ACI Worldwide Inc *	21,212	567
ACM Research Inc, Cl A *	7,200	120
Adeia Inc	23,950	220
ADTRAN Holdings Inc	15,797	83
Advanced Energy Industries Inc	7,419	705
Aehr Test Systems *	5,100	117
Aeva Technologies Inc *	22,800	13
Agilysys Inc *	3,900	336
Akoustis Technologies Inc *	8,400	5
Alarm.com Holdings Inc *	9,600	523
Alkami Technology Inc *	6,400	146
Allegro MicroSystems Inc *	15,400	419
Alpha & Omega Semiconductor Ltd *	4,800	103
Altair Engineering Inc, Cl A *	10,200	739
Alteryx Inc, Cl A *	12,000	481
Ambarella Inc *	6,845	402
Amdocs Ltd	23,568	1,974
American Software Inc/GA, Cl A	7,072	70
Amkor Technology Inc	19,138	539
Amplitude Inc, Cl A *	13,700	146
Appfolio Inc, Cl A *	3,800	719
Appian Corp, Cl A *	8,800	319
Applied Digital Corp *	8,300	39
AppLovin Corp, Cl A *	41,700	1,563
Arlo Technologies Inc *	19,252	175
Arrow Electronics Inc *	11,425	1,355
Asana Inc, Cl A *	17,200	361
Aspen Technology Inc *	5,570	1,049
Atlassian Corp, Cl A *	29,141	5,564
Atomera Inc *(A)	3,500	24
Aurora Innovation Inc, Cl A *	60,200	132
AvePoint Inc *	32,500	266
Aviat Networks Inc *	2,100	64
Avnet Inc	17,299	809
Axcelis Technologies Inc *	6,450	802
Badger Meter Inc	5,524	814
Bel Fuse Inc, Cl B	2,100	114
Belden Inc	7,823	520
Benchmark Electronics Inc	6,630	165
Bentley Systems Inc, Cl B	38,100	1,983
BigCommerce Holdings Inc *	14,700	128
BILL Holdings Inc *	19,577	1,282

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Blackbaud Inc *	8,355	$629
BlackLine Inc *	11,600	671
Box Inc, Cl A *	27,500	720
Braze Inc, Cl A *	10,700	588
Brightcove Inc *	9,610	24
C3.ai Inc, Cl A *(A)	11,000	320
Calix Inc *	11,245	434
Cambium Networks Corp *	1,999	9
CCC Intelligent Solutions Holdings Inc *	40,000	467
Cerence Inc *	8,510	147
CEVA Inc *	5,138	112
Ciena Corp *	29,586	1,356
Cipher Mining Inc *(A)	7,900	22
Cirrus Logic Inc *	10,595	804
Cleanspark Inc *(A)	27,100	169
Clear Secure Inc, Cl A	16,500	352
Clearfield Inc *	2,600	66
Cloudflare Inc, Cl A *	55,900	4,313
Cognex Corp	34,416	1,297
Coherent Corp *	23,801	876
Cohu Inc *	8,336	264
CommScope Holding Co Inc *	46,000	77
CommVault Systems Inc *	8,084	595
Comtech Telecommunications Corp	5,832	69
Confluent Inc, Cl A *	37,000	785
Consensus Cloud Solutions Inc *	3,585	66
Corsair Gaming Inc *	6,200	80
Couchbase Inc *	7,800	153
Crane NXT Co	9,729	501
Credo Technology Group Holding Ltd *	21,200	380
Crowdstrike Holdings Inc, Cl A *	41,121	9,745
CS Disco Inc *	5,000	30
CTS Corp	6,445	250
Daktronics Inc *	4,000	42
Datadog Inc, Cl A *	53,255	6,208
Digi International Inc *	7,601	179
Digimarc Corp *(A)	2,876	96
Digital Turbine Inc *	20,700	96
DigitalOcean Holdings Inc *	11,600	344
Diodes Inc *	8,742	581
DocuSign Inc, Cl A *	38,780	1,671
Dolby Laboratories Inc, Cl A	11,404	982
Domo Inc, Cl B *	6,432	61
DoubleVerify Holdings Inc *	25,900	860
Dropbox Inc, Cl A *	50,300	1,417
DXC Technology Co *	41,100	951
Dynatrace Inc *	47,600	2,549
DZS Inc *	3,800	6
E2open Parent Holdings Inc *	23,200	84
Eastman Kodak Co *	9,600	35
Ebix Inc	5,725	23
eGain Corp *	4,900	37

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elastic NV *	15,500	$1,246
Enfusion Inc, Cl A *	4,900	50
EngageSmart Inc *	8,200	187
Entegris Inc	28,930	3,020
Envestnet Inc *	8,952	340
ePlus Inc *	5,176	329
Everbridge Inc *	8,700	177
EverCommerce Inc *	7,100	66
Evolv Technologies Holdings Inc *	18,900	76
Expensify Inc, Cl A *	10,900	25
Extreme Networks Inc *	24,087	389
Fabrinet *	7,115	1,152
FARO Technologies Inc *	4,508	83
Fastly Inc, Cl A *	23,900	397
Five9 Inc *	14,100	1,075
FormFactor Inc *	14,919	561
Freshworks Inc, Cl A *	32,100	643
Gitlab Inc, Cl A *	17,700	856
GLOBALFOUNDRIES Inc *(A)	15,700	843
Globant SA *	8,200	1,811
GoDaddy Inc, Cl A *	30,545	3,056
Grid Dynamics Holdings Inc *	11,600	147
Guidewire Software Inc *	15,669	1,566
Hackett Group Inc/The	5,700	127
Harmonic Inc *	20,694	229
HashiCorp Inc, Cl A *	18,500	396
HubSpot Inc *	8,873	4,383
Ichor Holdings Ltd *	6,600	172
Impinj Inc *	4,200	351
indie Semiconductor Inc, Cl A *	27,400	204
Infinera Corp *(A)	41,084	160
Informatica Inc, Cl A *	7,200	181
Information Services Group Inc	8,000	33
Insight Enterprises Inc *	5,698	863
Instructure Holdings Inc *	2,600	68
Intapp Inc *	5,000	187
InterDigital Inc	4,817	481
IonQ Inc *(A)	29,900	366
IPG Photonics Corp *	5,700	546
Itron Inc *	8,511	573
Jabil Inc	24,700	2,848
Jamf Holding Corp *	14,900	245
Kimball Electronics Inc *	5,693	140
Knowles Corp *	14,900	236
Kulicke & Soffa Industries Inc	10,100	520
Kyndryl Holdings Inc *	46,000	829
Lattice Semiconductor Corp *	26,962	1,579
Lightwave Logic Inc *(A)	27,900	111
Littelfuse Inc	4,831	1,125
LivePerson Inc *	14,991	43
LiveRamp Holdings Inc *	13,574	450
Lumentum Holdings Inc *	12,570	538

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MACOM Technology Solutions Holdings Inc *	10,825	$909
Manhattan Associates Inc *	12,180	2,717
Marathon Digital Holdings Inc *(A)	33,300	399
Marvell Technology Inc	166,912	9,302
Matterport Inc *	53,700	135
Maxeon Solar Technologies Ltd *	5,000	21
MaxLinear Inc, Cl A *	13,444	252
MeridianLink Inc *	5,300	101
Methode Electronics Inc	6,784	161
MicroStrategy Inc, Cl A *(A)	2,153	1,073
MicroVision Inc *(A)	35,100	88
Mirion Technologies Inc, Cl A *	34,900	312
Mitek Systems Inc *	9,100	103
MKS Instruments Inc	13,223	1,092
Model N Inc *	7,600	174
MongoDB Inc, Cl A *	12,800	5,321
N-able Inc *	11,350	135
Napco Security Technologies Inc	6,500	199
Navitas Semiconductor Corp, Cl A *	20,200	140
nCino Inc *	13,700	379
NCR Voyix Corp *	25,883	406
NETGEAR Inc *	6,692	91
NetScout Systems Inc *	14,158	284
NextNav Inc *	3,100	12
nLight Inc *	10,600	140
Novanta Inc *	7,362	1,063
Nutanix Inc, Cl A *	45,700	1,969
NVE Corp	900	64
Okta Inc, Cl A *	29,704	1,992
Olo Inc, Cl A *	22,100	118
ON24 Inc	6,100	46
OneSpan Inc *	7,554	76
Onto Innovation Inc *	9,672	1,364
OSI Systems Inc *	3,168	391
PagerDuty Inc *	18,315	399
Palantir Technologies Inc, Cl A *	365,500	7,328
PAR Technology Corp *	5,800	214
PC Connection Inc	2,231	133
PDF Solutions Inc *	6,753	203
Pegasystems Inc	7,636	397
Perficient Inc *	6,700	415
Photronics Inc *	13,129	277
Plexus Corp *	5,428	553
Power Integrations Inc	10,678	816
PowerSchool Holdings Inc, Cl A *	9,800	229
Procore Technologies Inc *	14,800	875
Progress Software Corp	8,458	456
PROS Holdings Inc *	9,399	344
Pure Storage Inc, Cl A *	55,700	1,855
Q2 Holdings Inc *	10,100	359
Qualys Inc *	7,000	1,294

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Rackspace Technology Inc *	11,600	$15
Rambus Inc *	21,610	1,462
Rapid7 Inc *	12,200	661
Red Violet Inc *	1,100	23
Ribbon Communications Inc *	13,520	29
Rimini Street Inc *	10,000	31
RingCentral Inc, Cl A *	16,600	472
Riot Platforms Inc *	37,900	476
Rogers Corp *	3,093	400
Sanmina Corp *	11,266	565
Sapiens International Corp NV	7,000	180
ScanSource Inc *	5,796	194
SEMrush Holdings, Cl A *	6,100	67
Semtech Corp *	11,575	189
SentinelOne Inc, Cl A *	46,500	888
Silicon Laboratories Inc *	5,882	620
SiTime Corp *	3,300	365
SkyWater Technology Inc *	1,700	12
SMART Global Holdings Inc *	8,600	143
SmartRent Inc, Cl A *	30,500	95
Smartsheet Inc, Cl A *	25,100	1,064
Snowflake Inc, Cl A *	60,600	11,373
SolarWinds Corp *	7,850	91
SoundHound AI Inc, Cl A *(A)	27,700	59
SoundThinking Inc *	1,400	31
Splunk Inc *	30,822	4,671
Sprinklr Inc, Cl A *	17,700	278
Sprout Social Inc, Cl A *	8,800	501
SPS Commerce Inc *	7,258	1,250
Squarespace Inc, Cl A *	7,700	216
Super Micro Computer Inc *	8,900	2,434
Synaptics Inc *	7,687	778
TD SYNNEX Corp	8,981	886
Tenable Holdings Inc *	21,300	882
Teradata Corp *	18,900	893
Terawulf Inc *	14,200	16
Thoughtworks Holding Inc *	20,500	80
TTM Technologies Inc *	17,487	262
Tucows Inc, Cl A *	2,200	47
Turtle Beach Corp *	4,000	45
Twilio Inc, Cl A *	33,542	2,169
Ubiquiti Inc	700	79
UiPath Inc, Cl A *	74,900	1,480
Ultra Clean Holdings Inc *	9,852	267
Unisys Corp *	15,183	73
Unity Software Inc *(A)	55,200	1,629
Universal Display Corp	9,351	1,582
Varonis Systems Inc, Cl B *	20,300	850
Veeco Instruments Inc *	11,010	314
Verint Systems Inc *	12,450	306
Veritone Inc *(A)	5,500	11
Viant Technology Inc, Cl A *	2,600	16

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Viasat Inc *	23,956	$490
Viavi Solutions Inc *	38,900	314
Vishay Intertechnology Inc	26,217	583
Vishay Precision Group Inc *	3,164	96
Vontier Corp	31,300	1,056
Vuzix Corp *(A)	14,200	30
Weave Communications Inc *	2,600	25
Wolfspeed Inc *	23,723	874
Workday Inc, Cl A *	38,666	10,468
Workiva Inc, Cl A *	9,700	933
Xerox Holdings Corp	19,400	271
Xperi Inc *	9,580	99
Yext Inc *	25,100	166
Zeta Global Holdings Corp, Cl A *	24,000	196
Zoom Video Communications Inc, Cl A *	49,621	3,366
Zscaler Inc *	16,900	3,338
Zuora Inc, Cl A *	26,300	240

		216,155
Materials — 4.2%
5E Advanced Materials Inc *(A)	8,300	17
AdvanSix Inc	5,900	154
Alcoa Corp	33,500	900
Alpha Metallurgical Resources Inc	2,300	645
American Vanguard Corp	6,799	64
AptarGroup Inc	12,766	1,620
Arch Resources Inc	3,800	631
Ardagh Metal Packaging SA (A)	48,350	194
Ashland Inc	9,008	720
Aspen Aerogels Inc *	13,500	141
ATI Inc *	24,700	1,086
Avient Corp	16,532	568
Axalta Coating Systems Ltd *	44,200	1,391
Balchem Corp	6,288	784
Berry Global Group Inc	23,241	1,537
Cabot Corp	10,832	822
Carpenter Technology Corp	9,401	666
Century Aluminum Co *	12,297	97
Chemours Co/The	29,700	815
Clearwater Paper Corp *	3,751	132
Cleveland-Cliffs Inc *	101,260	1,738
Coeur Mining Inc *	58,261	178
Commercial Metals Co	21,941	995
Compass Minerals International Inc	7,840	190
Constellium SE, Cl A *	22,500	391
Crown Holdings Inc	21,051	1,811
Danimer Scientific Inc *(A)	15,100	16
Eagle Materials Inc	6,683	1,210
Ecovyst Inc *	21,200	202
Element Solutions Inc	44,600	935
Ginkgo Bioworks Holdings Inc *(A)	306,600	395
Glatfelter Corp *	10,271	15
Graphic Packaging Holding Co	60,717	1,376

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Greif Inc, Cl A	4,419	$309
Greif Inc, Cl B	1,300	91
Hawkins Inc	4,346	267
Haynes International Inc	2,823	139
HB Fuller Co	10,733	812
Hecla Mining Co	124,868	622
Huntsman Corp	34,824	857
i-80 Gold Corp *	38,100	62
Ingevity Corp *	7,900	306
Innospec Inc	4,513	474
Intrepid Potash Inc *	1,860	38
Ivanhoe Electric Inc / US *	9,500	108
Kaiser Aluminum Corp	2,754	161
Knife River Corp *	10,483	626
Koppers Holdings Inc	4,473	202
Kronos Worldwide Inc	5,084	44
Livent Corp *(A)	34,400	473
Louisiana-Pacific Corp	12,842	783
LSB Industries Inc *	8,300	71
Materion Corp	3,774	427
Mativ Holdings Inc	10,288	120
Minerals Technologies Inc	6,224	390
MP Materials Corp *	18,100	287
Myers Industries Inc	8,418	148
NewMarket Corp	1,197	635
Novagold Resources Inc *	42,600	179
O-I Glass Inc *	30,700	453
Olin Corp	24,516	1,156
Olympic Steel Inc	1,927	109
Origin Materials Inc *	27,300	19
Orion SA	10,400	248
Pactiv Evergreen Inc	8,700	99
Perimeter Solutions SA *	34,400	143
Piedmont Lithium Inc *	3,100	80
PureCycle Technologies Inc *(A)	26,000	105
Quaker Chemical Corp	2,534	453
Ramaco Resources Inc, Cl A (A)	5,500	92
Ramaco Resources Inc, Cl B	1,100	16
Ranpak Holdings Corp, Cl A *	8,300	34
Rayonier Advanced Materials Inc *	13,917	46
Reliance Steel & Aluminum Co	11,338	3,121
Royal Gold Inc	12,602	1,535
RPM International Inc	24,588	2,531
Ryerson Holding Corp	4,900	152
Schnitzer Steel Industries Inc, Cl A	5,956	153
Scotts Miracle-Gro Co/The, Cl A	7,859	437
Sensient Technologies Corp	8,435	489
Silgan Holdings Inc	15,560	649
Sonoco Products Co	18,521	1,022
Southern Copper Corp	16,229	1,167
SSR Mining Inc	42,600	503
Stepan Co	3,925	324

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Summit Materials Inc, Cl A *	23,465	$814
SunCoke Energy Inc	18,646	174
Sylvamo Corp	7,000	352
TimkenSteel Corp *	10,104	205
Tredegar Corp	5,341	25
TriMas Corp	6,476	166
Trinseo PLC	8,900	51
Tronox Holdings PLC	25,800	329
United States Lime & Minerals Inc	400	85
United States Steel Corp	43,200	1,551
Valhi Inc	500	7
Warrior Met Coal Inc	10,100	565
Westlake Corp	6,110	784

		51,311
Real Estate — 5.6%
Acadia Realty Trust ‡	20,139	305
Agree Realty Corp ‡	17,747	1,051
Alexander & Baldwin Inc ‡	16,191	271
Alexander's Inc ‡	488	90
American Assets Trust Inc ‡	11,391	229
American Homes 4 Rent, Cl A ‡	65,900	2,390
Americold Realty Trust Inc ‡	51,700	1,460
Anywhere Real Estate Inc *	26,502	143
Apartment Income REIT Corp ‡	29,900	931
Apartment Investment and Management Co, Cl A *‡	34,000	234
Apple Hospitality REIT Inc ‡	43,400	723
Armada Hoffler Properties Inc ‡	13,800	152
Braemar Hotels & Resorts Inc ‡	13,600	29
Brandywine Realty Trust ‡	38,639	172
Brixmor Property Group Inc ‡	57,000	1,227
Broadstone Net Lease Inc, Cl A ‡	35,900	574
BRT Apartments Corp ‡	2,400	44
CareTrust REIT Inc ‡	18,353	424
CBL & Associates Properties Inc ‡(A)	6,700	157
Centerspace ‡	3,403	182
Chatham Lodging Trust ‡	10,435	103
City Office REIT Inc ‡	11,000	53
Clipper Realty Inc ‡	3,500	18
Community Healthcare Trust Inc ‡	5,400	146
Compass Inc, Cl A *	63,100	140
COPT Defense Properties ‡	22,430	543
Cousins Properties Inc ‡	30,645	629
CTO Realty Growth Inc ‡	4,254	72
CubeSmart ‡	44,422	1,766
Cushman & Wakefield PLC *	28,400	233
DiamondRock Hospitality Co ‡	37,807	315
DigitalBridge Group Inc	31,498	544
Diversified Healthcare Trust ‡	55,107	129
Douglas Elliman Inc	16,217	32
Douglas Emmett Inc ‡	28,985	354
Easterly Government Properties Inc, Cl A ‡	19,500	227

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
EastGroup Properties Inc ‡	8,685	$1,509
Elme Communities ‡	16,513	217
Empire State Realty Trust Inc, Cl A ‡	28,400	254
EPR Properties ‡	14,851	663
Equity Commonwealth ‡	22,244	418
Equity LifeStyle Properties Inc ‡	35,164	2,500
Essential Properties Realty Trust Inc ‡	31,300	743
eXp World Holdings Inc (A)	13,900	168
Farmland Partners Inc ‡(A)	10,300	128
First Industrial Realty Trust Inc ‡	26,353	1,240
Forestar Group Inc *	3,867	118
Four Corners Property Trust Inc ‡	17,319	398
FRP Holdings Inc *	1,438	79
Gaming and Leisure Properties Inc ‡	48,531	2,268
Getty Realty Corp ‡	9,189	270
Gladstone Commercial Corp ‡	8,919	112
Gladstone Land Corp ‡	7,000	100
Global Medical REIT Inc ‡	15,000	150
Global Net Lease Inc ‡	33,762	296
Healthcare Realty Trust Inc, Cl A ‡	75,905	1,159
Highwoods Properties Inc ‡	21,868	414
Howard Hughes Holdings Inc *	6,117	450
Hudson Pacific Properties Inc ‡	27,870	164
Independence Realty Trust Inc ‡	41,801	569
Innovative Industrial Properties Inc, Cl A ‡	5,800	474
InvenTrust Properties Corp ‡	12,100	292
JBG SMITH Properties ‡	21,900	300
Jones Lang LaSalle Inc *	9,447	1,469
Kennedy-Wilson Holdings Inc	21,529	244
Kilroy Realty Corp ‡	23,543	776
Kite Realty Group Trust ‡	40,621	858
Lamar Advertising Co, Cl A ‡	16,997	1,722
LTC Properties Inc ‡	9,217	301
LXP Industrial Trust, Cl B ‡	58,290	512
Macerich Co/The ‡	38,845	446
Marcus & Millichap Inc	5,100	176
Medical Properties Trust Inc ‡(A)	117,662	571
National Health Investors Inc ‡	8,464	459
National Storage Affiliates Trust ‡	15,300	508
NET Lease Office Properties *‡	2,866	47
NETSTREIT Corp ‡	14,600	225
Newmark Group Inc, Cl A	28,705	236
NexPoint Residential Trust Inc ‡	4,900	149
NNN REIT Inc ‡	36,143	1,468
Office Properties Income Trust ‡	10,391	58
Omega Healthcare Investors Inc ‡	44,757	1,421
One Liberty Properties Inc ‡	3,662	75
Opendoor Technologies Inc *	103,100	310
Orion Office REIT Inc ‡	11,900	61
Outfront Media Inc ‡	26,909	329
Paramount Group Inc ‡	42,000	197
Park Hotels & Resorts Inc ‡	42,159	625

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Peakstone Realty Trust ‡	5,500	$88
Pebblebrook Hotel Trust ‡	23,625	301
Phillips Edison & Co Inc ‡	22,800	803
Physicians Realty Trust ‡	47,500	555
Piedmont Office Realty Trust Inc, Cl A ‡	28,566	178
Plymouth Industrial REIT Inc ‡	7,000	152
Postal Realty Trust Inc, Cl A ‡	2,600	36
PotlatchDeltic Corp ‡	15,442	708
Rayonier Inc ‡	27,653	848
RE/MAX Holdings Inc, Cl A	4,200	39
Redfin Corp *	23,300	162
Retail Opportunity Investments Corp ‡	26,759	344
Rexford Industrial Realty Inc ‡	40,800	2,008
RLJ Lodging Trust ‡	30,754	329
RMR Group Inc/The, Cl A	4,170	99
RPT Realty ‡	18,837	219
Ryman Hospitality Properties Inc ‡	11,460	1,150
Sabra Health Care REIT Inc ‡	46,120	673
Safehold Inc ‡	9,727	192
Saul Centers Inc ‡	2,644	98
Service Properties Trust ‡	28,741	206
SITE Centers Corp ‡	36,707	484
SL Green Realty Corp ‡(A)	11,683	427
Spirit Realty Capital Inc ‡	28,013	1,157
St Joe Co/The	7,300	375
STAG Industrial Inc ‡	34,156	1,225
Star Holdings *‡	2,282	28
Stratus Properties Inc *	1,200	34
Summit Hotel Properties Inc ‡	23,629	148
Sun Communities Inc ‡	23,821	3,081
Sunstone Hotel Investors Inc ‡	41,538	410
Tanger Inc ‡	20,949	523
Tejon Ranch Co *	4,876	77
Terreno Realty Corp ‡	16,163	923
UMH Properties Inc ‡	9,500	134
Uniti Group Inc ‡	53,860	298
Universal Health Realty Income Trust ‡	3,116	124
Urban Edge Properties ‡	22,700	380
Veris Residential Inc ‡	12,567	182
Vornado Realty Trust ‡	35,600	838
Whitestone REIT, Cl B ‡	12,377	136
WP Carey Inc ‡	41,000	2,552
Xenia Hotels & Resorts Inc ‡	18,000	220
Zillow Group Inc, Cl A *	10,891	429
Zillow Group Inc, Cl C *	29,997	1,228

		69,389
Utilities — 1.9%
ALLETE Inc	10,770	598
Altus Power Inc, Cl A *	9,800	49
American States Water Co	7,374	589
Artesian Resources Corp, Cl A	2,184	92
Avangrid Inc	14,250	440

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Avista Corp	15,052	$511
Black Hills Corp	13,202	681
Brookfield Infrastructure Corp, Cl A	22,650	704
Brookfield Renewable Corp, Cl A (A)	27,016	717
California Water Service Group	11,741	594
Chesapeake Utilities Corp	3,715	355
Clearway Energy Inc, Cl A	7,800	185
Clearway Energy Inc, Cl C	16,800	420
Consolidated Water Co Ltd	4,100	148
Essential Utilities Inc	47,737	1,700
Genie Energy Ltd, Cl B	5,500	133
Global Water Resources Inc	2,800	34
Hawaiian Electric Industries Inc	21,858	266
IDACORP Inc	9,924	958
MGE Energy Inc	6,614	488
Middlesex Water Co	2,901	185
Montauk Renewables Inc *	11,500	106
National Fuel Gas Co	17,688	898
New Jersey Resources Corp	18,994	802
Northwest Natural Holding Co	7,076	259
Northwestern Energy Group Inc	12,346	621
OGE Energy Corp	38,176	1,338
ONE Gas Inc	10,900	628
Ormat Technologies Inc	10,734	723
Otter Tail Corp	8,746	667
PNM Resources Inc	17,017	707
Portland General Electric Co	19,300	792
Pure Cycle Corp *	5,900	59
SJW Group	6,564	431
Southwest Gas Holdings Inc	12,241	724
Spire Inc	9,603	586
Sunnova Energy International Inc *(A)	19,800	230
UGI Corp	41,996	923
Unitil Corp	3,558	172
Vistra Corp	71,268	2,525
York Water Co/The	2,952	112

		23,150
Total Common Stock
(Cost $891,301) ($ Thousands)		1,192,316

REGISTERED INVESTMENT COMPANY — 0.0%
NexPoint Diversified Real Estate Trust	6,170	50
Total Registered Investment Company

(Cost $79) ($ Thousands)		50

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Novartis AG CVR *‡‡	10,960	$4
Pulse Biosciences Inc Right *‡‡	2,347	–
Tobira Therapeutics CVR, Expires 12/31/2028 *(B)	2,300	–
Total Rights
(Cost $—) ($ Thousands)		4

	Shares
AFFILIATED PARTNERSHIP — 2.7%
SEI Liquidity Fund, LP
5.430% **† (C)	33,082,318	33,106

Total Affiliated Partnership
(Cost $33,082) ($ Thousands)		33,106

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	29,200,582	29,201

Total Cash Equivalent
(Cost $29,201) ($ Thousands)		29,201

Total Investments in Securities — 102.2%
(Cost $953,663) ($ Thousands)		$1,254,677

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Extended Market Index Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
Russell 2000 Index E-MINI	54	Dec-2023	$5,067	$4,893	$(174)
Russell 2000 Index E-MINI	229	Dec-2023	20,324	20,749	425
S&P 500 Index E-MINI	18	Dec-2023	3,978	4,120	142
S&P Mid Cap 400 Index E-MINI	19	Dec-2023	4,992	4,878	(114)
			$34,361	$34,640	$279

Percentages are based on Net Assets of $1,227,596 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $33,106 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	1,192,290	26	–		1,192,316
Registered Investment Company	50	–	–		50
Rights	4	–	–	^	4
Affiliated Partnership	–	33,106	–		33,106
Cash Equivalent	29,201	–	–		29,201
Total Investments in Securities	1,221,545	33,132	–		1,254,677

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	567	–	–	567
Unrealized Depreciation	(288)	–	–	(288)
Total Other Financial Instruments	279	–	–	279

^ This category includes securities with a value of $—.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Investments Co	$1,178	$48	$(76)	$—	$19	$1,169	$9	$ —
SEI Liquidity Fund, LP	35,481	125,239	(127,624)	—	10	33,106	605	—
SEI Daily Income Trust, Government Fund, Institutional Class	4,902	143,738	(119,439)	—	—	29,201	509	—
Totals	$41,561	$269,025	$(247,139)	$—	$29	$63,476	$1,123	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.7%

Communication Services — 2.0%
Advantage Solutions Inc *	29,890	$82
Altice USA Inc, Cl A *	19,500	45
AMC Networks Inc, Cl A *	9,100	139
ATN International Inc	860	26
Cardlytics Inc *	25,799	205
EchoStar Corp, Cl A *	2,470	26
Eventbrite Inc, Cl A *	26,730	188
IDT Corp, Cl B *	7,300	214
Iridium Communications Inc	8,520	325
Liberty Latin America Ltd, Cl A *	31,466	213
Lions Gate Entertainment Corp, Cl A *	53,856	476
Madison Square Garden Sports Corp, Cl A *	670	113
Marcus Corp/The (A)	10,280	143
Nexstar Media Group Inc, Cl A	3,600	511
Ooma Inc *	1,500	17
Playstudios Inc *	6,460	15
Playtika Holding Corp *	17,700	154
Shutterstock Inc	5,100	224
Sinclair Inc	3,710	47
Spok Holdings Inc	14,590	245
Thryv Holdings Inc *	10,900	194
Vimeo Inc *	137,560	484
Yelp Inc, Cl A *	9,127	399

		4,485
Consumer Discretionary — 12.3%
2U Inc *	81,800	80
Aaron's Co Inc/The	40,078	353
Abercrombie & Fitch Co, Cl A *	4,135	314
Academy Sports & Outdoors Inc	6,900	351
Accel Entertainment Inc, Cl A *	11,860	120
Adtalem Global Education Inc *	4,326	246

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Axle & Manufacturing Holdings Inc *	29,100	$203
American Eagle Outfitters Inc	10,088	192
AutoNation Inc *	1,580	214
Bally's Corp *	9,230	106
Beazer Homes USA Inc *	8,671	228
Biglari Holdings Inc, Cl B *	1,288	188
Birkenstock Holding PLC *	4,408	203
BJ's Restaurants Inc *	9,530	285
Bloomin' Brands Inc	12,600	294
Bluegreen Vacations Holding Corp, Cl A	10,985	819
Boot Barn Holdings Inc *	2,399	176
Build-A-Bear Workshop Inc	13,860	339
Carrols Restaurant Group Inc	8,000	60
Century Casinos Inc *	14,843	64
Chuy's Holdings Inc *	5,303	187
Cooper-Standard Holdings Inc *	10,594	188
Coursera Inc *	12,634	250
Crocs Inc *	3,100	327
Deckers Outdoor Corp *	306	203
Denny's Corp *	12,040	114
Designer Brands Inc, Cl A (A)	20,230	235
Destination XL Group Inc *	21,544	81
Dillard's Inc, Cl A	240	83
Dine Brands Global Inc	3,200	139
Duolingo Inc, Cl A *	3,844	816
Ethan Allen Interiors Inc	8,110	218
First Watch Restaurant Group Inc *	24,265	439
Gap Inc/The	15,449	310
Genesco Inc *	6,000	224
Gentex Corp	6,080	185
G-III Apparel Group Ltd *	14,600	420
Goodyear Tire & Rubber Co/The *	16,500	229
Graham Holdings Co, Cl B	195	122
Grand Canyon Education Inc *	3,119	426
Group 1 Automotive Inc	2,750	776
H&R Block Inc	15,220	691
Haverty Furniture Cos Inc	14,180	444
Hibbett Inc	6,100	382
Hovnanian Enterprises Inc, Cl A *	4,740	429
Inspired Entertainment Inc *	33,150	261
Installed Building Products Inc	4,850	730
Latham Group Inc *	27,637	62
La-Z-Boy Inc	10,900	384
Lear Corp	1,710	229
Legacy Housing Corp *	15,730	352
Light & Wonder Inc, Cl A *	3,352	296
Lindblad Expeditions Holdings Inc *	12,068	95
M/I Homes Inc *	6,229	657
Marine Products Corp	6,268	60
Marriott Vacations Worldwide Corp	1,150	84
MasterCraft Boat Holdings Inc *	15,180	304

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Meritage Homes Corp	3,200	$452
Modine Manufacturing Co *	29,400	1,447
Monarch Casino & Resort Inc	966	61
Movado Group Inc	12,837	336
Murphy USA Inc	780	288
Nordstrom Inc (A)	11,100	173
ODP Corp/The *	8,610	392
OneSpaWorld Holdings Ltd *	20,794	251
Penske Automotive Group Inc	1,270	190
Perdoceo Education Corp	27,069	472
Playa Hotels & Resorts NV *	23,800	180
PlayAGS Inc *	57,735	442
Potbelly Corp *	22,339	201
PVH Corp	4,100	401
Qurate Retail Inc *	23,700	18
Rocky Brands Inc	1,495	43
Rush Street Interactive Inc *	30,710	129
Sally Beauty Holdings Inc *	20,200	195
Service Corp International/US	1,440	88
SharkNinja Inc *	4,068	191
Shoe Carnival Inc	2,400	58
Signet Jewelers Ltd	4,900	403
Skechers USA Inc, Cl A *	3,843	226
Standard Motor Products Inc	2,250	81
Stoneridge Inc *	3,470	56
Stride Inc *	6,800	412
Sturm Ruger & Co Inc	1,220	54
Target Hospitality Corp *(A)	25,691	280
Taylor Morrison Home Corp, Cl A *	180	8
Texas Roadhouse Inc, Cl A	6,247	703
Thor Industries Inc	2,100	208
Tri Pointe Homes Inc *	24,200	706
Universal Technical Institute Inc *	2,920	34
Upbound Group Inc, Cl A	9,000	262
Williams-Sonoma Inc	280	53
Wingstop Inc	3,461	832
Winmark Corp	759	326
Winnebago Industries Inc	5,300	343
Wyndham Hotels & Resorts Inc	6,010	465
Xponential Fitness Inc, Cl A *	16,010	219

		27,946
Consumer Staples — 4.9%
Albertsons Cos Inc, Cl A	7,500	163
Andersons Inc/The	1,930	96
BellRing Brands Inc *	5,969	316
Calavo Growers Inc	1,300	28
Cal-Maine Foods Inc	2,650	127
Casey's General Stores Inc	4,500	1,239
Celsius Holdings Inc *	2,778	137
Central Garden & Pet Co, Cl A *	2,390	87
Coca-Cola Consolidated Inc	348	256
Dole PLC	5,190	60

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
elf Beauty Inc *	6,730	$795
Energizer Holdings Inc	8,500	262
Flowers Foods Inc	9,180	191
Fresh Del Monte Produce Inc	11,300	258
Ingles Markets Inc, Cl A	8,807	719
Ingredion Inc	7,550	774
J & J Snack Foods Corp	830	137
John B Sanfilippo & Son Inc	1,010	93
Lancaster Colony Corp	990	164
Mission Produce Inc *	3,270	28
Natural Grocers by Vitamin Cottage Inc	29,468	462
Nature's Sunshine Products Inc *	5,393	92
Oil-Dri Corp of America	460	26
Performance Food Group Co *	2,600	169
Pilgrim's Pride Corp *	2,900	74
Post Holdings Inc *	2,520	215
PriceSmart Inc	1,450	98
Primo Water Corp	8,770	126
Seaboard Corp	18	63
SpartanNash Co	13,530	300
Spectrum Brands Holdings Inc	2,700	187
Sprouts Farmers Market Inc *	32,748	1,411
TreeHouse Foods Inc *	7,550	307
Universal Corp/VA	2,200	124
USANA Health Sciences Inc *	880	42
Village Super Market Inc, Cl A	20,471	515
Vita Coco Co Inc/The *	15,809	444
Vital Farms Inc *	31,390	418
WD-40 Co	250	60
Weis Markets Inc	1,120	68

		11,131
Energy — 6.1%
Archrock Inc	20,671	299
Ardmore Shipping Corp	3,430	47
Berry Corp	50,340	361
Bristow Group Inc *	9,180	236
Cactus Inc, Cl A	6,430	273
California Resources Corp	9,149	468
Centrus Energy Corp, Cl A *	8,019	401
Civitas Resources Inc	8,600	591
CNX Resources Corp *	7,500	156
CONSOL Energy Inc	5,227	558
DHT Holdings Inc	50,140	499
DMC Global Inc *	23,486	375
Dorian LPG Ltd	6,954	295
Energy Fuels Inc/Canada *(A)	19,482	155
Excelerate Energy Inc, Cl A	23,190	388
Expro Group Holdings NV *	11,464	178
Frontline PLC	11,366	226
Gulfport Energy Corp *	6,247	856
Helix Energy Solutions Group Inc *	24,330	227
Helmerich & Payne Inc	4,700	170

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Seaways Inc	6,833	$312
Liberty Energy Inc, Cl A	10,707	212
Matador Resources Co	10,290	596
Nordic American Tankers Ltd	15,420	60
Oil States International Inc *	14,510	100
Patterson-UTI Energy Inc	17,600	206
PBF Energy Inc, Cl A	11,500	511
Peabody Energy Corp	6,800	162
Permian Resources Corp, Cl A	11,171	147
Range Resources Corp	4,711	153
Ranger Energy Services Inc, Cl A	30,639	299
REX American Resources Corp *	8,187	401
RPC Inc	28,690	208
Select Water Solutions Inc, Cl A	16,020	119
SFL Corp Ltd	22,500	256
SM Energy Co	4,200	157
Solaris Oilfield Infrastructure Inc, Cl A	47,201	404
Southwestern Energy Co *	21,400	141
TechnipFMC PLC	11,165	231
Teekay Corp *	73,570	508
Teekay Tankers Ltd, Cl A	2,100	104
TETRA Technologies Inc *	29,370	139
Uranium Energy Corp *	35,540	232
VAALCO Energy Inc	103,010	479
W&T Offshore Inc	93,010	311
Weatherford International PLC *	2,851	259
World Kinect Corp	18,000	379

		13,845
Financials — 18.1%
1st Source Corp	1,130	55
AFC Gamma Inc ‡	19,937	226
Affirm Holdings Inc, Cl A *	7,109	245
Amalgamated Financial Corp	13,427	282
A-Mark Precious Metals Inc (A)	13,950	400
Ambac Financial Group Inc *	30,788	454
American Financial Group Inc/OH	1,950	223
AMERISAFE Inc	1,750	84
Apollo Commercial Real Estate Finance Inc ‡	18,100	195
Arbor Realty Trust Inc ‡(A)	15,600	195
AssetMark Financial Holdings Inc *	17,304	444
Associated Banc-Corp	30,700	545
Assurant Inc	140	23
Atlantic Union Bankshares Corp	12,200	373
Atlanticus Holdings Corp *	7,730	239
AvidXchange Holdings Inc *	8,200	87
Axis Capital Holdings Ltd	3,730	210
Banc of California Inc (A)	14,100	163
Banco Latinoamericano de Comercio Exterior SA, Cl E	12,740	310
BayCom Corp	4,289	90
BCB Bancorp Inc	10,300	119

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
BGC Group Inc, Cl A	39,688	$258
Brighthouse Financial Inc *	3,600	187
Byline Bancorp Inc	5,500	110
Camden National Corp	6,200	209
Capital Bancorp Inc	4,901	104
Capital City Bank Group Inc	3,400	91
Carter Bankshares Inc *	6,641	83
Cass Information Systems Inc	9,500	393
Cathay General Bancorp	8,600	315
Cboe Global Markets Inc	2,000	364
City Holding Co	770	74
Civista Bancshares Inc	16,440	257
CNB Financial Corp/PA	10,900	222
CNO Financial Group Inc	37,500	994
Coastal Financial Corp/WA *	8,070	315
Community Trust Bancorp Inc	10,200	406
Crawford & Co, Cl A	27,064	303
CrossFirst Bankshares Inc *	13,701	154
Customers Bancorp Inc *	5,300	239
Diamond Hill Investment Group Inc	290	47
Dime Community Bancshares Inc	6,000	121
Donegal Group Inc, Cl A	1,510	21
Donnelley Financial Solutions Inc *	4,461	263
Employers Holdings Inc	9,550	366
Enact Holdings Inc	2,120	59
Enova International Inc *	3,700	152
Enstar Group Ltd *	660	181
Enterprise Financial Services Corp	2,060	81
Equity Bancshares Inc, Cl A	8,700	219
Esquire Financial Holdings Inc	9,525	444
Essent Group Ltd	4,460	216
Euronet Worldwide Inc *	950	83
Everest Group Ltd	840	345
EVERTEC Inc	8,700	322
FactSet Research Systems Inc	485	220
Federal Agricultural Mortgage Corp, Cl C	1,578	262
Financial Institutions Inc	9,710	169
First American Financial Corp	3,100	185
First Busey Corp	9,500	206
First Business Financial Services Inc	9,400	329
First Commonwealth Financial Corp	12,500	167
First Community Bankshares Inc	8,640	282
First Financial Corp/IN	11,070	423
FirstCash Holdings Inc	8,939	1,001
Flushing Financial Corp	8,500	120
Flywire Corp *	9,710	226
FNB Corp/PA	20,700	248
FS KKR Capital Corp	14,600	288
Fulton Financial Corp	15,700	223
GCM Grosvenor Inc, Cl A	3,680	30
Genworth Financial Inc, Cl A *	44,700	263
Globe Life Inc	2,200	271

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Goosehead Insurance Inc, Cl A *	2,954	$216
Great Southern Bancorp Inc	4,800	244
Greenlight Capital Re Ltd, Cl A *	2,380	26
Hamilton Lane Inc, Cl A	7,790	762
Hancock Whitney Corp	6,500	268
Hanmi Financial Corp	17,860	297
Hanover Insurance Group Inc/The	1,610	200
HBT Financial Inc	16,616	312
HCI Group Inc (A)	7,373	625
Heritage Commerce Corp	49,406	419
HomeStreet Inc	8,400	57
HomeTrust Bancshares Inc	7,940	183
Hope Bancorp Inc	26,100	256
Horace Mann Educators Corp	2,580	86
I3 Verticals Inc, Cl A *	3,846	77
Independent Bank Corp/MI	25,570	553
International Money Express Inc *	9,324	194
Invesco Mortgage Capital Inc ‡	7,650	61
Investors Title Co	90	14
James River Group Holdings Ltd	8,040	72
Kinsale Capital Group Inc	3,010	1,054
LendingTree Inc *	5,781	102
Macatawa Bank Corp	29,122	283
Mercantile Bank Corp	15,035	517
Merchants Bancorp/IN	16,520	556
Meridian Corp	11,600	152
Metrocity Bankshares Inc	3,336	67
Metropolitan Bank Holding Corp *	1,870	73
Mid Penn Bancorp Inc	6,100	123
MidCap Financial Investment Corp	21,366	288
Midland States Bancorp Inc	15,730	355
MidWestOne Financial Group Inc	130	3
Mr Cooper Group Inc *	9,450	572
Nelnet Inc, Cl A	80	7
New Mountain Finance Corp	20,100	258
New York Community Bancorp Inc	45,370	427
NMI Holdings Inc, Cl A *	6,643	183
Northrim BanCorp Inc	7,250	358
Oaktree Specialty Lending Corp	13,100	262
OFG Bancorp	25,540	857
Old National Bancorp/IN	14,400	214
Old Republic International Corp	9,080	266
Old Second Bancorp Inc	18,310	258
Orrstown Financial Services Inc	6,848	164
Pathward Financial Inc	1,680	83
Patria Investments Ltd, Cl A	3,930	56
Paysafe Ltd *	20,036	203
PCB Bancorp	10,100	157
Peapack-Gladstone Financial Corp	4,203	104
PennantPark Investment Corp	55,400	358
Peoples Bancorp Inc/OH	4,190	123
Peoples Financial Services Corp	2,783	118

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Perella Weinberg Partners, Cl A	3,480	$41
PJT Partners Inc, Cl A	1,950	176
Popular Inc	7,800	576
Primis Financial Corp	6,000	60
Prospect Capital Corp	20,300	113
Redwood Trust Inc ‡	28,900	205
Regional Management Corp	20,465	453
Reinsurance Group of America Inc, Cl A	1,740	284
Remitly Global Inc *	32,375	697
RenaissanceRe Holdings Ltd	1,400	300
Repay Holdings Corp, Cl A *	13,430	101
Republic Bancorp Inc/KY, Cl A	7,266	341
Rithm Capital Corp ‡	31,400	326
RLI Corp	1,340	182
Ryan Specialty Holdings Inc, Cl A *	4,360	200
S&T Bancorp Inc	1,970	55
Safety Insurance Group Inc	970	75
Security National Financial Corp, Cl A *	6,860	55
Selective Insurance Group Inc	3,812	388
Selectquote Inc *	108,320	136
Sierra Bancorp	11,120	208
Simmons First National Corp, Cl A	11,930	191
Sixth Street Specialty Lending Inc (A)	17,500	367
Skyward Specialty Insurance Group Inc *	7,866	257
SmartFinancial Inc	1,270	27
South Plains Financial Inc	1,070	28
Southern Missouri Bancorp Inc	2,392	103
Stellar Bancorp Inc	3,641	87
StepStone Group Inc, Cl A	6,610	169
Stifel Financial Corp	9,065	553
StoneCo Ltd, Cl A *	15,583	243
Summit Financial Group Inc	3,230	75
Synovus Financial Corp	5,800	179
Tiptree Inc	1,910	36
Towne Bank/Portsmouth VA	9,100	239
TrustCo Bank Corp NY	1,420	38
United Fire Group Inc	420	9
Universal Insurance Holdings Inc	36,970	627
Univest Financial Corp	9,430	178
WaFd Inc	10,000	267
WesBanco Inc	8,300	221
Westamerica BanCorp	1,290	65
White Mountains Insurance Group Ltd	128	196
World Acceptance Corp *	3,946	440

		40,963
Health Care — 11.6%
Acadia Healthcare Co Inc *	3,905	285
Addus HomeCare Corp *	930	81
Agios Pharmaceuticals Inc *	3,180	71
Alector Inc *	22,283	121
Alkermes PLC *	7,590	183
Alpine Immune Sciences Inc *	11,203	174

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ALX Oncology Holdings Inc *	28,616	$224
AMN Healthcare Services Inc *	3,300	224
Amneal Pharmaceuticals Inc *	48,610	209
Amphastar Pharmaceuticals Inc *	8,020	452
AnaptysBio Inc *	2,300	33
Anavex Life Sciences Corp *(A)	8,819	64
ANI Pharmaceuticals Inc *	5,128	255
Anika Therapeutics Inc *	3,200	70
Apellis Pharmaceuticals Inc *	1,960	106
Arcellx Inc *	6,648	349
Arcutis Biotherapeutics Inc *	26,490	49
Atrion Corp	90	28
Aura Biosciences Inc *	2,040	16
Avanos Medical Inc *	2,740	59
Avidity Biosciences Inc *	13,710	107
Biohaven Ltd *	7,191	240
Bridgebio Pharma Inc *	7,553	217
Brookdale Senior Living Inc, Cl A *	96,970	514
CareDx Inc *	37,870	368
Castle Biosciences Inc *	4,190	84
Catalyst Pharmaceuticals Inc *	15,200	219
Charles River Laboratories International Inc *	472	93
Chemed Corp	496	281
Coherus Biosciences Inc *	31,730	68
Collegium Pharmaceutical Inc *	12,430	319
Community Health Systems Inc *	26,620	68
Computer Programs and Systems Inc *	10,100	106
Corcept Therapeutics Inc *	4,500	115
CorVel Corp *	670	140
Crinetics Pharmaceuticals Inc *	7,226	230
Cross Country Healthcare Inc *	2,140	43
Cullinan Oncology Inc *	2,500	20
Cymabay Therapeutics Inc *	12,257	234
Day One Biopharmaceuticals Inc *	1,900	22
Deciphera Pharmaceuticals Inc *	3,510	44
Disc Medicine Inc, Cl A *	4,328	239
Eagle Pharmaceuticals Inc/DE *	20,210	118
Edgewise Therapeutics Inc *	3,370	20
Emergent BioSolutions Inc *	37,060	79
Encompass Health Corp	3,940	257
Ensign Group Inc/The	12,875	1,379
Evolent Health Inc, Cl A *	8,060	224
Exelixis Inc *	15,760	344
Generation Bio Co *	51,180	58
Haemonetics Corp *	2,240	181
Halozyme Therapeutics Inc *	6,745	260
HealthStream Inc	6,946	174
Henry Schein Inc *	3,320	222
Heron Therapeutics Inc *(A)	88,895	109
HilleVax Inc *	1,680	23
Ideaya Biosciences Inc *	7,474	235

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Immunovant Inc *	8,903	$348
Innoviva Inc *	18,807	260
Insmed Inc *	9,189	230
Inspire Medical Systems Inc *	1,485	216
Ionis Pharmaceuticals Inc *	7,603	376
iRadimed Corp	10,623	467
Ironwood Pharmaceuticals Inc, Cl A *	58,500	579
Jazz Pharmaceuticals PLC *	1,810	214
Karyopharm Therapeutics Inc *	75,480	58
Kiniksa Pharmaceuticals Ltd, Cl A *	33,376	540
Kodiak Sciences Inc *	35,140	85
Krystal Biotech Inc *	1,160	121
Lantheus Holdings Inc *	3,340	239
LeMaitre Vascular Inc	1,550	82
LifeMD Inc *(A)	25,710	198
Ligand Pharmaceuticals Inc *	990	58
Liquidia Corp *	3,820	27
MacroGenics Inc *	12,210	100
Madrigal Pharmaceuticals Inc *	670	136
Medpace Holdings Inc *	2,308	625
Merit Medical Systems Inc *	8,300	594
Mersana Therapeutics Inc *	45,780	76
Mirum Pharmaceuticals Inc *	8,680	278
Mural Oncology PLC *	759	3
NanoString Technologies Inc *	56,060	28
National HealthCare Corp	1,250	96
National Research Corp, Cl A	1,020	42
Neurocrine Biosciences Inc *	1,350	157
Nurix Therapeutics Inc *	25,820	161
Nuvalent Inc, Cl A *	3,831	250
Olema Pharmaceuticals Inc *	11,810	165
Option Care Health Inc *	25,395	755
OraSure Technologies Inc *	78,730	576
Organogenesis Holdings Inc, Cl A *	79,608	203
Organon & Co	16,400	186
Patterson Cos Inc	9,400	239
Pennant Group Inc/The *	11,470	157
Perrigo Co PLC	5,920	180
PetIQ Inc, Cl A *	17,158	299
Phibro Animal Health Corp, Cl A	3,100	30
Premier Inc, Cl A	1,550	32
Prestige Consumer Healthcare Inc *	9,850	565
Privia Health Group Inc *	3,130	65
QIAGEN NV *	3,290	135
QuidelOrtho Corp *	2,400	165
REGENXBIO Inc *	1,340	26
Rigel Pharmaceuticals Inc *	85,235	97
RxSight Inc *	6,146	185
Sana Biotechnology Inc *	31,240	127
Scholar Rock Holding Corp *	16,607	209
Select Medical Holdings Corp	7,300	165
Semler Scientific Inc *	6,538	252

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Shockwave Medical Inc *	893	$156
SIGA Technologies Inc (A)	65,500	356
Simulations Plus Inc	1,120	44
Soleno Therapeutics Inc *	6,902	205
Stoke Therapeutics Inc *	14,416	55
Structure Therapeutics Inc ADR *	3,741	208
Supernus Pharmaceuticals Inc *	5,875	160
Surmodics Inc *	8,098	266
Syndax Pharmaceuticals Inc *	2,445	41
Taro Pharmaceutical Industries Ltd *	710	26
Tenet Healthcare Corp *	3,200	221
Theravance Biopharma Inc *	4,530	47
TransMedics Group Inc *	4,410	334
UFP Technologies Inc *	730	121
United Therapeutics Corp *	3,445	827
Universal Health Services Inc, Cl B	420	58
Utah Medical Products Inc	1,500	126
Vanda Pharmaceuticals Inc *	83,640	311
Varex Imaging Corp *	2,570	48
Vaxcyte Inc *	920	48
WaVe Life Sciences Ltd *	4,960	26
Y-mAbs Therapeutics Inc *	74,370	462
Zimvie Inc *	24,720	234

		26,344
Industrials — 19.9%
AAR Corp *	5,182	359
ACCO Brands Corp	49,600	267
Acuity Brands Inc	1,260	226
ACV Auctions Inc, Cl A *	26,430	413
AeroVironment Inc *	9,534	1,312
AGCO Corp	1,140	129
Alaska Air Group Inc *	6,400	242
Allison Transmission Holdings Inc	3,900	209
American Woodmark Corp *	3,200	232
API Group Corp *	9,950	302
Apogee Enterprises Inc	7,330	331
Applied Industrial Technologies Inc	3,816	611
ArcBest Corp	7,300	870
Argan Inc	11,541	538
Aris Water Solutions Inc, Cl A	6,600	53
Astronics Corp *	12,405	184
Atkore Inc *	6,600	857
Babcock & Wilcox Enterprises Inc *	167,333	238
Barrett Business Services Inc	2,975	327
Boise Cascade Co	2,660	291
BrightView Holdings Inc *	55,370	423
BWX Technologies Inc	6,555	511
CACI International Inc, Cl A *	840	270
Cadre Holdings Inc	1,650	53
Casella Waste Systems Inc, Cl A *	2,560	207
CBIZ Inc *	3,210	186
CECO Environmental Corp *	10,219	197

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cimpress PLC *	2,392	$169
Clean Harbors Inc *	1,790	289
Comfort Systems USA Inc	1,378	267
Commercial Vehicle Group Inc *	45,281	295
Construction Partners Inc, Cl A *	5,740	241
CoreCivic Inc *‡	43,009	622
Costamare Inc	50,513	511
Covenant Logistics Group Inc, Cl A	1,000	43
CRA International Inc	290	27
Crane Co	11,329	1,197
CSG Systems International Inc	3,800	187
Curtiss-Wright Corp	2,587	553
Deluxe Corp	7,700	141
Donaldson Co Inc	3,860	235
Ducommun Inc *	900	45
DXP Enterprises Inc/TX *	13,678	400
Eagle Bulk Shipping Inc	6,700	305
EMCOR Group Inc	3,827	813
Encore Wire Corp	30	6
EnerSys	2,140	189
Ennis Inc	37,282	792
Exponent Inc	6,525	502
Federal Signal Corp	14,295	986
First Advantage Corp	6,220	96
Franklin Covey Co *	11,509	447
Franklin Electric Co Inc	890	79
FTAI Aviation Ltd	31,577	1,301
FTI Consulting Inc *	5,148	1,135
Gates Industrial Corp PLC *	24,600	302
Genco Shipping & Trading Ltd	5,138	80
Genpact Ltd	4,570	155
Gibraltar Industries Inc *	190	13
Global Industrial Co	11,581	412
GMS Inc *	4,400	298
Heidrick & Struggles International Inc	9,737	265
Hub Group Inc, Cl A *	2,250	170
Hubbell Inc, Cl B	1,080	324
Hudson Technologies Inc *	52,106	644
Huntington Ingalls Industries Inc	1,150	273
Huron Consulting Group Inc *	3,808	397
Hyster-Yale Materials Handling Inc	8,625	411
IBEX Holdings Ltd *	17,526	311
ICF International Inc	1,886	264
IES Holdings Inc *	2,225	156
Insteel Industries Inc	170	6
Interface Inc, Cl A	35,640	360
Kaman Corp	3,140	64
Karat Packaging Inc	19,293	416
Kelly Services Inc, Cl A	28,359	590
Kforce Inc	2,050	143
Kratos Defense & Security Solutions Inc *	13,563	258
Landstar System Inc	1,520	262

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Leonardo DRS Inc *	11,870	$219
Limbach Holdings Inc *	5,220	199
Lincoln Electric Holdings Inc	1,020	202
Liquidity Services Inc *	12,131	232
LSI Industries Inc	13,480	177
Manitowoc Co Inc/The *	32,403	464
Marten Transport Ltd	5,800	109
Matson Inc	3,600	345
Matthews International Corp, Cl A	2,120	72
McGrath RentCorp	300	31
MDU Resources Group Inc	6,500	124
Miller Industries Inc/TN	1,010	40
Mistras Group Inc *	8,934	59
Moog Inc, Cl A	3,159	442
MSA Safety Inc	1,530	266
MSC Industrial Direct Co Inc, Cl A	2,230	217
Mueller Industries Inc	25,660	1,066
MYR Group Inc *	2,735	340
National Presto Industries Inc	1,250	93
nVent Electric PLC	3,110	166
PAM Transportation Services Inc *	8,249	156
Pangaea Logistics Solutions Ltd	5,600	39
Park Aerospace Corp	2,600	39
Park-Ohio Holdings Corp	21,819	497
Parsons Corp *	15,460	963
Powell Industries Inc	6,234	518
Preformed Line Products Co	1,170	146
Primoris Services Corp	7,400	225
Quad/Graphics Inc, Cl A *	21,039	97
Radiant Logistics Inc *	8,598	52
RBC Bearings Inc *	2,562	660
Resources Connection Inc	5,100	69
REV Group Inc	31,375	495
Rush Enterprises Inc, Cl A	4,800	190
Ryder System Inc	4,100	439
Safe Bulkers Inc	64,336	250
Schneider National Inc, Cl B	4,600	106
Science Applications International Corp	2,440	286
Simpson Manufacturing Co Inc	8,032	1,341
Snap-on Inc	1,040	286
SP Plus Corp *	4,908	251
SPX Technologies Inc *	2,128	182
Standex International Corp	1,020	136
Steelcase Inc, Cl A	22,240	274
Tennant Co	1,240	106
Tetra Tech Inc	1,710	270
Textron Inc	4,130	317
Thermon Group Holdings Inc *	14,476	436
Titan Machinery Inc *	2,380	54
Transcat Inc *	1,618	159
TriNet Group Inc *	2,294	266
Tutor Perini Corp *	19,726	165

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
UFP Industries Inc	2,660	$292
UniFirst Corp/MA	810	140
Universal Logistics Holdings Inc	11,000	272
V2X Inc *	570	24
Vertiv Holdings Co, Cl A	6,931	303
Viad Corp *	2,152	72
Wabash National Corp	13,147	288
Watts Water Technologies Inc, Cl A	1,220	235
Werner Enterprises Inc	1,350	54
Willdan Group Inc *	1,925	39
Willis Lease Finance Corp *	1,160	53
WillScot Mobile Mini Holdings Corp, Cl A *	8,739	365
XPO Inc *	3,176	274

		45,029
Information Technology — 13.4%
8x8 Inc *	154,560	478
A10 Networks Inc	6,600	82
Agilysys Inc *	6,706	577
Alkami Technology Inc *	21,827	497
Altair Engineering Inc, Cl A *	7,550	547
Amdocs Ltd	3,300	276
American Software Inc/GA, Cl A	3,000	30
Amkor Technology Inc	20,600	580
Amplitude Inc, Cl A *	8,410	90
Appfolio Inc, Cl A *	2,190	414
AppLovin Corp, Cl A *	4,483	168
Arlo Technologies Inc *	14,080	128
Arrow Electronics Inc *	840	100
AvePoint Inc *	24,860	204
Aviat Networks Inc *	15,780	478
Avnet Inc	13,000	608
Axcelis Technologies Inc *	1,560	194
Badger Meter Inc	230	34
Bel Fuse Inc, Cl B	8,190	443
Blackbaud Inc *	2,470	186
Box Inc, Cl A *	6,120	160
Braze Inc, Cl A *	4,753	261
Camtek Ltd/Israel *	5,085	323
CCC Intelligent Solutions Holdings Inc *	6,690	78
Cirrus Logic Inc *	5,880	446
Clearwater Analytics Holdings Inc, Cl A *	27,860	594
CommVault Systems Inc *	2,500	184
Crane NXT Co	13,735	707
Credo Technology Group Holding Ltd *	8,475	152
CTS Corp	2,080	81
Digital Turbine Inc *	26,040	121
Diodes Inc *	4,310	286
Dropbox Inc, Cl A *	10	—
eGain Corp *	24,271	185
Elastic NV *	3,106	250
ePlus Inc *	1,770	112
Evolv Technologies Holdings Inc *	19,990	80

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 Inc *	1,750	$300
Fabrinet *	2,052	332
Hackett Group Inc/The	20,827	465
Immersion Corp	86,738	562
Informatica Inc, Cl A *	9,401	236
Information Services Group Inc	29,800	124
Insight Enterprises Inc *	1,590	241
Instructure Holdings Inc *	1,650	43
InterDigital Inc	2,443	244
Jabil Inc	2,030	234
Kimball Electronics Inc *	14,230	351
Kyndryl Holdings Inc *	3,290	59
Littelfuse Inc	440	102
LivePerson Inc *	25,020	71
LiveRamp Holdings Inc *	6,065	201
MACOM Technology Solutions Holdings Inc *	3,646	306
Manhattan Associates Inc *	1,510	337
Mitek Systems Inc *	5,894	67
Model N Inc *	2,420	56
N-able Inc *	5,070	60
Nova Ltd *	7,203	926
Novanta Inc *	3,871	559
Nutanix Inc, Cl A *	6,993	301
NVE Corp	390	28
Olo Inc, Cl A *	13,130	70
Onto Innovation Inc *	2,452	346
OSI Systems Inc *	1,140	141
PC Connection Inc	6,125	365
Pegasystems Inc	2,380	124
Photronics Inc *	25,654	542
Progress Software Corp	3,350	180
PROS Holdings Inc *	18,825	688
PTC Inc *	2,100	330
Pure Storage Inc, Cl A *	4,531	151
Qorvo Inc *	20	2
Qualys Inc *	4,778	883
Rambus Inc *	19,502	1,320
Ribbon Communications Inc *	27,950	59
Sanmina Corp *	9,710	487
Sapiens International Corp NV	2,500	64
ScanSource Inc *	8,990	300
SMART Global Holdings Inc *	13,000	217
SolarWinds Corp *	45,797	531
Sprinklr Inc, Cl A *	12,189	191
Sprout Social Inc, Cl A *	4,755	271
SPS Commerce Inc *	8,040	1,385
Super Micro Computer Inc *	4,581	1,253
TD SYNNEX Corp	2,240	221
Teradata Corp *	3,400	161
TTM Technologies Inc *	12,536	188
Unisys Corp *	44,190	212

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Universal Display Corp	1,128	$191
Varonis Systems Inc, Cl B *	22,597	947
Veeco Instruments Inc *	9,153	261
Vertex Inc, Cl A *	26,454	742
Vishay Intertechnology Inc	23,950	532
Vishay Precision Group Inc *	19,775	603
Zeta Global Holdings Corp, Cl A *	21,825	178

		30,475
Materials — 3.2%
AdvanSix Inc	8,500	222
Alpha Metallurgical Resources Inc	907	255
Arch Resources Inc	2,126	353
Aspen Aerogels Inc *	6,490	68
Balchem Corp	1,660	207
Carpenter Technology Corp	3,791	268
Clearwater Paper Corp *	6,980	245
Commercial Metals Co	15,200	689
Greif Inc, Cl A	11,070	774
Hawkins Inc	2,350	144
Haynes International Inc	5,343	262
Knife River Corp *	1,625	97
Koppers Holdings Inc	10,300	465
NewMarket Corp	400	212
Novagold Resources Inc *	20,600	87
O-I Glass Inc *	19,200	283
Olympic Steel Inc	2,377	134
Packaging Corp of America	440	74
Pactiv Evergreen Inc	16,187	185
Ramaco Resources Inc, Cl A (A)	10,167	170
Reliance Steel & Aluminum Co	1,230	339
Royal Gold Inc	2,280	278
Silgan Holdings Inc	5,500	229
Sonoco Products Co	3,680	203
SSR Mining Inc	11,920	141
SunCoke Energy Inc	55,683	518
Tredegar Corp	15,900	75
Tronox Holdings PLC	11,600	148
United States Lime & Minerals Inc	110	23

		7,148
Real Estate — 3.7%
Alexander & Baldwin Inc ‡	4,810	81
Alexander's Inc ‡	890	164
American Assets Trust Inc ‡	16,100	324
Apple Hospitality REIT Inc ‡	23,200	387
Armada Hoffler Properties Inc ‡	5,080	56
Ashford Hospitality Trust Inc *‡	515	1
Braemar Hotels & Resorts Inc ‡	30,980	65
Camden Property Trust ‡	1,710	154
Centerspace ‡	1,120	60
Community Healthcare Trust Inc ‡	1,900	51
CTO Realty Growth Inc ‡	1,700	29

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Douglas Elliman Inc	34,530	$67
EastGroup Properties Inc ‡	1,400	243
Elme Communities ‡	1,550	20
EPR Properties ‡	9,700	433
Equity Commonwealth ‡	6,320	119
Equity LifeStyle Properties Inc ‡	3,290	234
First Industrial Realty Trust Inc ‡	2,320	109
Forestar Group Inc *	6,935	212
Franklin Street Properties Corp ‡	27,400	67
FRP Holdings Inc *	480	26
Gaming and Leisure Properties Inc ‡	1,160	54
Getty Realty Corp ‡	3,800	112
Gladstone Commercial Corp ‡	10,600	132
Global Medical REIT Inc ‡	7,100	71
Global Net Lease Inc ‡	37,797	332
Industrial Logistics Properties Trust ‡	14,200	48
Innovative Industrial Properties Inc, Cl A ‡	1,800	147
InvenTrust Properties Corp ‡	4,250	102
Kite Realty Group Trust ‡	33,500	708
NNN REIT Inc ‡	2,260	92
Office Properties Income Trust ‡	13,400	75
One Liberty Properties Inc ‡	1,500	31
Orion Office REIT Inc ‡	87,980	454
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	142
Postal Realty Trust Inc, Cl A ‡	1,860	26
PotlatchDeltic Corp ‡	850	39
Redfin Corp *	15,610	109
Regency Centers Corp ‡	2,584	162
RLJ Lodging Trust ‡	24,400	261
RMR Group Inc/The, Cl A	14,272	340
Ryman Hospitality Properties Inc ‡	770	77
Sabra Health Care REIT Inc ‡	49,496	723
Saul Centers Inc ‡	950	35
Service Properties Trust ‡	21,900	157
Tanger Inc ‡	23,552	588
Terreno Realty Corp ‡	1,940	111
Uniti Group Inc ‡	34,365	190
Universal Health Realty Income Trust ‡	2,360	94
Whitestone REIT, Cl B ‡	5,030	55

		8,369
Utilities — 1.5%
ALLETE Inc	3,170	176
American States Water Co	2,070	165
Artesian Resources Corp, Cl A	1,000	42
Avista Corp	3,680	125

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Black Hills Corp	3,310	$171
California Water Service Group	3,040	154
Chesapeake Utilities Corp	1,260	120
Consolidated Water Co Ltd	1,350	49
Genie Energy Ltd, Cl B	1,880	46
IDACORP Inc, Cl Rights	2,170	209
MGE Energy Inc	2,090	154
Middlesex Water Co	360	23
National Fuel Gas Co	8,800	447
New Jersey Resources Corp	4,430	187
NiSource Inc	4,760	122
Northwest Natural Holding Co	2,330	85
Northwestern Energy Group Inc	3,230	163
OGE Energy Corp	1,240	43
ONE Gas Inc	2,890	167
Ormat Technologies Inc	1,940	131
Otter Tail Corp	2,350	179
Portland General Electric Co	4,660	191
Pure Cycle Corp *	6,190	62
Unitil Corp	2,150	104
York Water Co/The	1,600	61

		3,376
Total Common Stock
(Cost $200,298) ($ Thousands)		219,111

AFFILIATED PARTNERSHIP — 1.4%
SEI Liquidity Fund, LP
5.430% **†(B)	3,229,383	3,230

Total Affiliated Partnership
(Cost $3,229) ($ Thousands)		3,230

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	6,955,583	6,956

Total Cash Equivalent
(Cost $6,956) ($ Thousands)		6,956

Total Investments in Securities — 101.2%
(Cost $210,483) ($ Thousands)		$229,297

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	28	Dec-2023	$2,438	$2,537	$99

Percentages are based on Net Assets of $226,483 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $3,230 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	219,111	–	–	219,111
Affiliated Partnership	–	3,230	–	3,230
Cash Equivalent	6,956	–	–	6,956
Total Investments in Securities	226,067	3,230	–	229,297

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	99	–	–	99
Total Other Financial Instruments	99	–	–	99

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$3,434	$19,388	$(19,592)	$—	$—	$3,230	$21	$—
SEI Daily Income Trust, Government Fund, Institutional Class	4,698	25,743	(23,485)	—	—	6,956	152	—
Totals	$8,132	$45,131	$(43,077)	$–	$—	$10,186	$173	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap II Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.6%

Communication Services — 3.4%
Advantage Solutions Inc *	30,980	$85
Angi, Cl A *	68,938	155
Cable One Inc	844	449
Cardlytics Inc *	26,769	213
Cargurus Inc, Cl A *	20,159	436
Cinemark Holdings Inc *	116,113	1,655
Cogent Communications Holdings Inc	9,123	583
Eventbrite Inc, Cl A *	27,630	195
IDT Corp, Cl B *	6,290	185
Liberty Latin America Ltd, Cl A *	32,524	220
Lions Gate Entertainment Corp, Cl A *	55,631	491
Marcus Corp/The (A)	10,650	148
Nexstar Media Group Inc, Cl A	4,163	591
Reservoir Media Inc *	13,412	81
Shutterstock Inc	14,686	645
Sinclair Inc	3,830	48
Spok Holdings Inc	15,100	253
TechTarget Inc *	4,528	134
TEGNA Inc	18,209	279
Thryv Holdings Inc *	11,350	202
Vimeo Inc *	142,110	500
Vivid Seats Inc, Cl A *	19,101	158
Yelp Inc, Cl A *	5,901	258
Ziff Davis Inc *	7,214	460
ZipRecruiter Inc, Cl A *	17,267	232

		8,656
Consumer Discretionary — 12.2%
2U Inc *	84,470	83
Aaron's Co Inc/The	33,255	293
Abercrombie & Fitch Co, Cl A *	3,996	303

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Accel Entertainment Inc, Cl A *	12,160	$123
Adtalem Global Education Inc *	4,180	238
Advance Auto Parts Inc	15,943	810
American Eagle Outfitters Inc	33,421	636
Atmus Filtration Technologies Inc *(A)	6,375	139
Bally's Corp *	9,540	110
Beazer Homes USA Inc *	8,969	236
Biglari Holdings Inc, Cl B *	1,332	194
Birkenstock Holding PLC *	4,259	196
BJ's Restaurants Inc *	9,840	294
Bloomin' Brands Inc	91,289	2,131
Bluegreen Vacations Holding Corp, Cl A	11,338	845
Brinker International Inc *	55,661	2,004
Brunswick Corp/DE	8,388	662
Build-A-Bear Workshop Inc	14,350	351
Carrols Restaurant Group Inc	8,290	63
Carter's Inc	10,459	713
Century Casinos Inc *	15,341	66
Cheesecake Factory Inc/The (A)	11,069	347
Churchill Downs Inc	5,719	662
Chuy's Holdings Inc *	5,500	194
Clarus Corp	13,941	79
Cooper-Standard Holdings Inc *	10,896	193
Coursera Inc *	12,207	241
Deckers Outdoor Corp *	295	196
Denny's Corp *	12,450	118
Designer Brands Inc, Cl A (A)	20,900	243
Destination XL Group Inc *	22,252	84
Dick's Sporting Goods Inc	5,230	680
Domino's Pizza Inc	1,688	663
Dorman Products Inc *	7,779	560
Duolingo Inc, Cl A *	1,197	254
Ethan Allen Interiors Inc	8,370	225
Everi Holdings Inc *	24,853	260
First Watch Restaurant Group Inc *	25,098	454
Gap Inc/The	14,927	300
Goodyear Tire & Rubber Co/The *	22,808	317
Grand Canyon Education Inc *	2,188	299
Hovnanian Enterprises Inc, Cl A *	4,910	444
Inspired Entertainment Inc *	34,232	269
Latham Group Inc *	28,619	65
Legacy Housing Corp *	16,286	365
Light & Wonder Inc, Cl A *	3,239	286
Lindblad Expeditions Holdings Inc *	12,411	97
M/I Homes Inc *	2,057	217
Marine Products Corp	6,456	62
MasterCraft Boat Holdings Inc *	15,670	313
Modine Manufacturing Co *	16,045	789
Monarch Casino & Resort Inc	1,000	63
Movado Group Inc	13,256	347
Murphy USA Inc	3,475	1,284
National Vision Holdings Inc *	7,859	145

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
OneSpaWorld Holdings Ltd *	21,544	$260
Oxford Industries Inc	2,962	268
PlayAGS Inc *	95,568	731
Pool Corp	1,634	567
Potbelly Corp *	23,116	208
Rocky Brands Inc	1,553	45
Rush Street Interactive Inc *	31,770	134
Sally Beauty Holdings Inc *	12,160	118
SharkNinja Inc *	3,930	185
Skechers USA Inc, Cl A *	8,532	503
Steven Madden Ltd	15,010	569
Stoneridge Inc *	17,486	280
Stride Inc *	4,155	252
Target Hospitality Corp *(A)	26,569	290
Topgolf Callaway Brands Corp *	32,301	396
Travel + Leisure Co	14,406	513
Urban Outfitters Inc *	52,487	1,874
Valvoline Inc	17,490	599
Wingstop Inc	4,672	1,123
Winmark Corp	492	212
Xponential Fitness Inc, Cl A *	16,520	226
YETI Holdings Inc *	5,986	255

		31,213
Consumer Staples — 4.1%
Beauty Health Co/The *(A)	24,258	62
BellRing Brands Inc *	5,767	305
Casey's General Stores Inc	2,914	803
Celsius Holdings Inc *	2,685	133
Hain Celestial Group Inc/The *	19,934	211
Ingles Markets Inc, Cl A	2,849	233
Ingredion Inc	6,706	687
Inter Parfums Inc	4,738	593
Lancaster Colony Corp	2,494	414
Medifast Inc	13,204	876
MGP Ingredients Inc	4,053	346
Natural Grocers by Vitamin Cottage Inc	16,387	257
Nature's Sunshine Products Inc *	5,633	96
Performance Food Group Co *	13,422	873
Pilgrim's Pride Corp *	91,863	2,348
Sprouts Farmers Market Inc *	6,722	290
TreeHouse Foods Inc *	19,015	774
Turning Point Brands Inc	15,835	361
Village Super Market Inc, Cl A	11,416	287
Vita Coco Co Inc/The *	6,690	188
Vital Farms Inc *	32,430	432

		10,569
Energy — 7.5%
Archrock Inc	19,972	289
Berry Corp	30,759	221
Bristow Group Inc *	9,459	244
Cactus Inc, Cl A	13,717	583

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Centrus Energy Corp, Cl A *	8,075	$404
ChampionX Corp	23,966	703
Chord Energy Corp	3,341	542
Civitas Resources Inc	20,264	1,392
CNX Resources Corp *	16,703	348
CONSOL Energy Inc	2,248	240
Crescent Point Energy	79,636	561
Delek US Holdings Inc	86,478	2,347
DMC Global Inc *	24,233	386
Dorian LPG Ltd	7,192	305
Energy Fuels Inc/Canada *(A)	18,824	150
Excelerate Energy Inc, Cl A	23,910	400
Expro Group Holdings NV *	11,732	182
Frontline PLC	10,982	218
Gulfport Energy Corp *	2,055	282
Helix Energy Solutions Group Inc *	24,970	233
HF Sinclair Corp	10,812	567
International Seaways Inc	4,197	192
Liberty Energy Inc, Cl A	10,344	205
Matador Resources Co	11,601	671
NCS Multistage Holdings Inc *	2,241	28
Newpark Resources Inc *	23,538	164
Northern Oil and Gas Inc	19,827	742
Oil States International Inc *	14,970	103
Permian Resources Corp, Cl A	86,399	1,135
Range Resources Corp	4,552	148
Ranger Energy Services Inc, Cl A	31,572	308
REX American Resources Corp *	6,818	334
RPC Inc	29,240	212
Select Water Solutions Inc, Cl A	16,590	124
SFL Corp Ltd	23,205	264
Solaris Oilfield Infrastructure Inc, Cl A	48,522	415
Southwestern Energy Co *	234,949	1,548
TechnipFMC PLC	10,788	223
Teekay Corp *	68,990	476
TETRA Technologies Inc *	30,210	143
Uranium Energy Corp *	34,337	224
VAALCO Energy Inc	59,370	276
Viper Energy Inc, Cl A	7,314	225
W&T Offshore Inc	95,560	319
Weatherford International PLC *	2,755	250

		19,326
Financials — 19.1%
AFC Gamma Inc ‡	20,712	235
Affirm Holdings Inc, Cl A *	6,869	236
Amalgamated Financial Corp	13,868	291
A-Mark Precious Metals Inc (A)	7,180	206
Ambac Financial Group Inc *	31,830	470
AssetMark Financial Holdings Inc *	17,975	461
Atlanticus Holdings Corp *	8,001	247
AvidXchange Holdings Inc *	8,550	91

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Banco Latinoamericano de Comercio Exterior SA, Cl E	11,088	$270
Bank OZK	16,830	705
BayCom Corp	5,638	118
BGC Group Inc, Cl A	38,345	249
Byline Bancorp Inc	5,720	114
Capital Bancorp Inc	5,090	108
Capital City Bank Group Inc	2,260	60
Carter Bankshares Inc *	6,938	87
Cass Information Systems Inc	8,020	332
Chimera Investment Corp ‡	84,574	441
City Holding Co	4,269	411
Civista Bancshares Inc	7,735	121
CNO Financial Group Inc	87,900	2,329
Coastal Financial Corp/WA *	8,128	318
Cohen & Steers Inc	10,932	639
Columbia Banking System Inc	131,921	2,959
Comerica Inc	12,104	547
Crawford & Co, Cl A	28,008	313
CrossFirst Bankshares Inc *	14,134	159
Donnelley Financial Solutions Inc *	4,030	238
Enova International Inc *	1,880	77
Esquire Financial Holdings Inc	9,848	459
FactSet Research Systems Inc	1,416	642
Federal Agricultural Mortgage Corp, Cl C	974	162
First American Financial Corp	11,136	664
First Commonwealth Financial Corp	87,129	1,165
First Community Bankshares Inc	7,780	254
First Financial Corp/IN	2,670	102
First Horizon Corp	61,511	787
First Interstate BancSystem Inc, Cl A	31,584	818
FirstCash Holdings Inc	2,160	242
FNB Corp/PA	105,934	1,270
Globe Life Inc	4,793	590
Goosehead Insurance Inc, Cl A *	2,854	209
Great Southern Bancorp Inc	3,720	189
Hamilton Lane Inc, Cl A	8,714	853
Hanmi Financial Corp	4,060	68
Hanover Insurance Group Inc/The	6,194	770
HBT Financial Inc	16,169	303
HCI Group Inc (A)	7,453	632
Heritage Commerce Corp	51,175	434
Home BancShares Inc/AR	30,174	669
HomeTrust Bancshares Inc	7,930	183
I3 Verticals Inc, Cl A *	3,992	80
Independent Bank Corp	12,590	718
Independent Bank Corp/MI	6,815	147
International Money Express Inc *	25,405	530
Jack Henry & Associates Inc	3,840	609
Jackson Financial Inc, Cl A	47,529	2,269
James River Group Holdings Ltd	8,380	75
KeyCorp	90,182	1,117

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kinsale Capital Group Inc	1,661	$582
LendingTree Inc *	5,967	106
Lincoln National Corp	82,640	1,965
Macatawa Bank Corp	30,111	292
Mercantile Bank Corp	5,421	186
Merchants Bancorp/IN	15,710	529
Metrocity Bankshares Inc	3,169	63
Metropolitan Bank Holding Corp *	1,970	77
MGIC Investment Corp	33,522	590
Midland States Bancorp Inc	2,390	54
Morningstar Inc	2,342	664
Mr Cooper Group Inc *	3,913	237
National Bank Holdings Corp, Cl A	10,821	357
NMI Holdings Inc, Cl A *	20,382	561
Northrim BanCorp Inc	1,500	74
OFG Bancorp	11,701	393
Old National Bancorp/IN	162,945	2,426
Old Second Bancorp Inc	18,910	266
Orrstown Financial Services Inc	7,033	168
Paysafe Ltd *	20,611	208
Peapack-Gladstone Financial Corp	4,354	108
Peoples Bancorp Inc/OH	3,040	89
Peoples Financial Services Corp	2,893	123
Pinnacle Financial Partners Inc	11,522	836
Primerica Inc	5,061	1,060
Prosperity Bancshares Inc	8,251	498
Regional Management Corp	11,534	255
Repay Holdings Corp, Cl A *	13,870	104
Republic Bancorp Inc/KY, Cl A	2,395	112
Security National Financial Corp, Cl A *	7,110	57
Selective Insurance Group Inc	1,451	148
Selectquote Inc *	112,200	141
Sierra Bancorp	10,570	198
Skyward Specialty Insurance Group Inc *	7,600	249
Southern Missouri Bancorp Inc	1,770	76
Stellar Bancorp Inc	3,729	89
StepStone Group Inc, Cl A	6,761	173
StoneCo Ltd, Cl A *	15,057	235
Summit Financial Group Inc	3,330	78
Universal Insurance Holdings Inc	29,281	497
Univest Financial Corp	29,206	552
Valley National Bancorp	91,812	835
Wintrust Financial Corp	13,287	1,138
WisdomTree Inc	26,795	174
World Acceptance Corp *	4,080	455
Zions Bancorp NA	31,120	1,109

		49,029
Health Care — 12.7%
4D Molecular Therapeutics Inc *	6,812	87
Alector Inc *	23,002	125
Alpine Immune Sciences Inc *	10,825	168
ALX Oncology Holdings Inc *	29,558	232

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amedisys Inc *	7,737	$724
AMN Healthcare Services Inc *	23,745	1,610
Amneal Pharmaceuticals Inc *	50,300	217
Anavex Life Sciences Corp *(A)	9,018	65
ANI Pharmaceuticals Inc *	4,279	213
Anika Therapeutics Inc *	3,290	72
Arcellx Inc *	4,337	228
Arcutis Biotherapeutics Inc *	27,350	50
Arvinas Inc *	4,854	107
Avidity Biosciences Inc *	14,140	110
Axogen Inc *	22,730	149
Biohaven Ltd *	6,947	231
Bridgebio Pharma Inc *	7,298	210
Brookdale Senior Living Inc, Cl A *	97,717	518
C4 Therapeutics Inc *	40,428	66
CareDx Inc *	39,160	380
Castle Biosciences Inc *	4,320	86
Certara Inc *	8,546	123
Chemed Corp	1,117	633
Coherus Biosciences Inc *	32,800	70
Collegium Pharmaceutical Inc *	43,025	1,103
Community Health Systems Inc *	27,480	71
Crinetics Pharmaceuticals Inc *	6,982	222
Cross Country Healthcare Inc *	29,143	591
Cymabay Therapeutics Inc *	11,842	227
Definitive Healthcare Corp, Cl A *	19,152	158
Disc Medicine Inc, Cl A *	3,524	194
Eagle Pharmaceuticals Inc/DE *	13,020	76
Emergent BioSolutions Inc *	38,320	82
Encompass Health Corp	26,950	1,756
Ensign Group Inc/The	8,633	924
Envista Holdings Corp *	17,629	400
Generation Bio Co *	52,890	60
Globus Medical Inc, Cl A *	8,791	395
HealthEquity Inc *	2,206	148
HealthStream Inc	3,496	87
Heron Therapeutics Inc *(A)	91,555	113
Ideaya Biosciences Inc *	7,183	226
Immunovant Inc *	8,602	337
Inhibrx Inc *	4,442	92
Inmode Ltd *	75,813	1,801
Innoviva Inc *	14,911	206
Insmed Inc *	8,878	222
Integra LifeSciences Holdings Corp *	61,568	2,413
Ionis Pharmaceuticals Inc *	4,022	199
iRadimed Corp	10,311	453
Karyopharm Therapeutics Inc *(A)	77,800	60
Kiniksa Pharmaceuticals Ltd, Cl A *	37,101	600
Kodiak Sciences Inc *	36,260	88
LeMaitre Vascular Inc	11,655	614
LifeMD Inc *(A)	24,842	191
MacroGenics Inc *	12,640	104

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MaxCyte Inc *(A)	37,430	$178
Medpace Holdings Inc *	829	224
Merit Medical Systems Inc *	4,244	304
Mersana Therapeutics Inc *	47,320	78
Mirum Pharmaceuticals Inc *	8,980	288
NanoString Technologies Inc *	57,840	29
Nevro Corp *	8,965	155
Nurix Therapeutics Inc *	26,690	166
Nuvalent Inc, Cl A *	5,401	353
Olema Pharmaceuticals Inc *	11,411	159
Omnicell Inc *	1,406	47
OraSure Technologies Inc *	75,640	554
Organogenesis Holdings Inc, Cl A *	82,249	210
ORIC Pharmaceuticals Inc *	13,507	107
Paragon 28 Inc *	6,323	70
Pediatrix Medical Group Inc *	8,158	68
Pennant Group Inc/The *	11,910	163
Perrigo Co PLC	18,573	566
PetIQ Inc, Cl A *	17,203	300
PMV Pharmaceuticals Inc *	25,714	59
Prestige Consumer Healthcare Inc *	19,493	1,118
Privia Health Group Inc *	3,220	66
PROCEPT BioRobotics Corp *(A)	2,101	78
Quest Diagnostics Inc	4,275	587
QuidelOrtho Corp *	15,731	1,081
RayzeBio *	1,180	28
Relay Therapeutics Inc *	9,368	74
Rigel Pharmaceuticals Inc *	88,008	100
RxSight Inc *	5,938	179
Sana Biotechnology Inc *	32,298	131
Scholar Rock Holding Corp *	16,046	202
SIGA Technologies Inc (A)	67,590	367
Silk Road Medical Inc *	11,060	103
Soleno Therapeutics Inc *	6,669	198
Sonendo Inc *	30,683	4
SpringWorks Therapeutics Inc *	4,073	124
STERIS PLC	3,513	706
Stevanato Group SpA	3,942	104
Stoke Therapeutics Inc *(A)	14,897	56
Structure Therapeutics Inc ADR *	3,614	201
Surmodics Inc *	8,366	275
Tandem Diabetes Care Inc *	7,182	145
TransMedics Group Inc *	2,019	153
US Physical Therapy Inc	6,781	577
Utah Medical Products Inc	1,102	93
Vanda Pharmaceuticals Inc *	86,413	321
Veracyte Inc *	6,569	168
Y-mAbs Therapeutics Inc *	76,880	477
Zimvie Inc *	8,420	80

		32,561
Industrials — 19.6%
AAR Corp *	2,949	204

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ABM Industries Inc	40,302	$1,652
ACCO Brands Corp	108,359	583
ACV Auctions Inc, Cl A *	18,203	285
AeroVironment Inc *	2,221	306
Air Lease Corp, Cl A	14,351	557
Alight Inc, Cl A *	58,164	445
Allison Transmission Holdings Inc	9,639	515
API Group Corp *	9,614	292
Applied Industrial Technologies Inc	1,967	315
Argan Inc	10,816	504
Aris Water Solutions Inc, Cl A	6,740	54
Astec Industries Inc	17,326	539
Astronics Corp *	12,840	191
AZEK Co Inc/The, Cl A *	14,752	509
Babcock & Wilcox Enterprises Inc *	172,883	246
Barnes Group Inc	23,419	618
Barrett Business Services Inc	2,493	274
Booz Allen Hamilton Holding Corp, Cl A	6,672	835
BrightView Holdings Inc *	57,280	438
Broadridge Financial Solutions Inc	4,112	797
BWX Technologies Inc	18,456	1,440
Byrna Technologies Inc *(A)	23,038	135
CACI International Inc, Cl A *	2,466	791
Carlisle Cos Inc	2,342	657
CECO Environmental Corp *	9,874	190
Cimpress PLC *	4,828	340
Clean Harbors Inc *	5,886	952
Comfort Systems USA Inc	1,331	258
Commercial Vehicle Group Inc *	46,795	305
Concentrix Corp	2,107	198
Construction Partners Inc, Cl A *	5,546	233
CoreCivic Inc *‡	13,942	202
Costamare Inc	52,080	527
Crane Co	2,135	226
Curtiss-Wright Corp	1,195	256
DXP Enterprises Inc/TX *	14,143	414
Eagle Bulk Shipping Inc	6,890	313
EMCOR Group Inc	4,893	1,040
Enerpac Tool Group Corp, Cl A	14,434	394
Ennis Inc	23,746	504
EnPro Industries Inc	6,395	821
Enviri Corp *	22,574	133
ExlService Holdings Inc *	17,595	499
First Advantage Corp	6,410	99
Forrester Research Inc *	8,860	214
Franklin Covey Co *	11,892	462
FTAI Aviation Ltd	8,107	334
FTI Consulting Inc *	982	216
Gates Industrial Corp PLC *	59,529	730
Genco Shipping & Trading Ltd	5,122	79
GFL Environmental Inc	20,533	589
Global Industrial Co	10,713	381

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Heartland Express Inc	7,063	$95
Heidrick & Struggles International Inc	8,383	228
Hexcel Corp	7,660	531
Hudson Technologies Inc *	76,155	941
Huntington Ingalls Industries Inc	1,809	429
Huron Consulting Group Inc *	13,901	1,448
Hyster-Yale Materials Handling Inc	8,927	426
IBEX Holdings Ltd *	18,130	321
ICF International Inc	1,822	255
IES Holdings Inc *	2,150	150
Insperity Inc	6,481	737
Interface Inc, Cl A	19,680	199
ITT Inc	10,224	1,107
John Bean Technologies Corp	584	60
Kadant Inc	528	138
Kaman Corp	3,250	66
Karat Packaging Inc	19,919	430
Kelly Services Inc, Cl A	16,042	334
Kennametal Inc	9,738	227
Kirby Corp *	3,816	293
Korn Ferry	11,993	621
Kratos Defense & Security Solutions Inc *	13,104	250
Landstar System Inc	3,140	542
Legalzoom.com Inc *	28,673	331
Leonardo DRS Inc *	11,468	211
Limbach Holdings Inc *	5,400	206
Liquidity Services Inc *	12,537	240
LSI Industries Inc	13,900	182
Manitowoc Co Inc/The *	33,511	480
Masonite International Corp *	7,035	625
Matson Inc	4,684	449
Mistras Group Inc *	9,223	61
Montrose Environmental Group Inc *	5,280	165
Moog Inc, Cl A	1,564	219
National Presto Industries Inc	820	61
Nordson Corp	2,669	628
nVent Electric PLC	3,005	160
PAM Transportation Services Inc *	7,907	149
Park-Ohio Holdings Corp	14,376	327
Parsons Corp *	4,551	283
Powell Industries Inc	5,372	447
Preformed Line Products Co	970	121
Radiant Logistics Inc *	3,410	21
RB Global Inc	6,922	441
Regal Rexnord Corp	4,419	529
REV Group Inc	32,410	512
Rocket Lab USA Inc *	5,115	22
Safe Bulkers Inc (A)	66,366	258
Simpson Manufacturing Co Inc	1,762	294
SP Plus Corp *	7,597	389
SPX Technologies Inc *	2,056	175
Standex International Corp	11,030	1,476

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Steelcase Inc, Cl A	22,942	$282
Tennant Co	565	48
Terex Corp	14,984	742
Tetra Tech Inc	4,384	693
Thermon Group Holdings Inc *	14,528	438
Titan Machinery Inc *	2,460	56
Transcat Inc *	1,563	153
TransUnion	7,516	441
TriNet Group Inc *	2,216	257
Tutor Perini Corp *	20,418	171
UFP Industries Inc	5,404	592
UniFirst Corp/MA	2,832	489
Valmont Industries Inc	5,624	1,235
Vertiv Holdings Co, Cl A	6,697	292
Viad Corp *	2,254	75
WESCO International Inc	3,605	562
Willdan Group Inc *	1,990	40
Willis Lease Finance Corp *(A)	1,190	54
XPO Inc *	3,068	265

		50,266
Information Technology — 9.4%
8x8 Inc *	221,968	686
Agilysys Inc *	2,489	214
Alkami Technology Inc *	30,838	702
Allegro MicroSystems Inc *	8,213	224
Amplitude Inc, Cl A *	19,515	208
Appfolio Inc, Cl A *	1,189	225
AppLovin Corp, Cl A *	4,331	162
Arlo Technologies Inc *	14,560	132
AvePoint Inc *	24,021	197
Aviat Networks Inc *	7,090	215
Belden Inc	3,527	234
Braze Inc, Cl A *	4,592	252
Clearfield Inc *	5,742	146
Cognex Corp	10,839	409
Consensus Cloud Solutions Inc *	14,029	258
Credo Technology Group Holding Ltd *	8,188	147
CS Disco Inc *	3,840	23
Digital Turbine Inc *	26,880	125
Diodes Inc *	6,321	420
eGain Corp *	24,834	189
Elastic NV *	3,001	241
Fabrinet *	1,983	321
Hackett Group Inc/The	17,078	381
Harmonic Inc *	95,276	1,054
Immersion Corp	64,906	421
Informatica Inc, Cl A *	9,083	228
InterDigital Inc	2,360	236
Kimball Electronics Inc *	6,760	167
Kulicke & Soffa Industries Inc	12,336	635
Littelfuse Inc	2,369	551
LivePerson Inc *	25,860	73

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LiveRamp Holdings Inc *	5,860	$194
Lumentum Holdings Inc *	18,176	778
MACOM Technology Solutions Holdings Inc *	3,523	296
Mirion Technologies Inc, Cl A *	41,725	373
Mitek Systems Inc *	6,417	72
Nutanix Inc, Cl A *	6,757	291
Olo Inc, Cl A *	13,540	73
Onto Innovation Inc *	2,369	334
PagerDuty Inc *	14,148	308
PC Connection Inc	4,440	265
Photronics Inc *	127,626	2,697
Power Integrations Inc	7,788	595
Pure Storage Inc, Cl A *	4,378	146
Qualys Inc *	1,799	332
Rambus Inc *	4,683	317
Ribbon Communications Inc *	28,900	62
Silicon Laboratories Inc *	4,314	455
Silicon Motion Technology Corp ADR	36,546	2,149
SolarWinds Corp *	41,466	481
Sprinklr Inc, Cl A *	11,776	185
Super Micro Computer Inc *	4,674	1,278
Unisys Corp *	45,690	219
Universal Display Corp	5,583	945
Varonis Systems Inc, Cl B *	8,591	360
Veeco Instruments Inc *	5,442	155
Vertex Inc, Cl A *	8,332	234
Viavi Solutions Inc *	82,479	666
Vishay Precision Group Inc *	8,770	267

		24,003
Materials — 4.1%
Alpha Metallurgical Resources Inc	876	246
Arch Resources Inc	991	165
Aspen Aerogels Inc *	6,690	70
Axalta Coating Systems Ltd *	27,102	853
Cabot Corp	5,634	428
Carpenter Technology Corp	3,662	259
Clearwater Paper Corp *	7,220	253
Commercial Metals Co	36,782	1,667
Element Solutions Inc	24,863	521
FMC Corp	20,810	1,117
Haynes International Inc	5,501	270
Ingevity Corp *	14,361	557
Innospec Inc	3,373	354
Livent Corp *(A)	42,910	591
O-I Glass Inc *	22,368	330
Olympic Steel Inc	2,466	139
Pactiv Evergreen Inc	16,764	192
Quaker Chemical Corp	3,104	555
Ramaco Resources Inc, Cl A (A)	9,823	164
Ranpak Holdings Corp, Cl A *	32,955	135
Reliance Steel & Aluminum Co	3,213	884

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Silgan Holdings Inc	13,383	$558
SunCoke Energy Inc	26,841	250

		10,558
Real Estate — 3.1%
Alexander's Inc ‡	750	138
Braemar Hotels & Resorts Inc ‡	32,000	67
COPT Defense Properties ‡	28,127	681
CubeSmart ‡	13,017	517
Douglas Elliman Inc	35,770	70
eXp World Holdings Inc (A)	33,904	410
Forestar Group Inc *	7,163	219
Highwoods Properties Inc ‡	38,199	724
Kennedy-Wilson Holdings Inc	7,264	82
National Storage Affiliates Trust ‡	16,067	533
Newmark Group Inc, Cl A	92,054	758
NexPoint Residential Trust Inc ‡	6,101	186
Orion Office REIT Inc ‡	91,290	471
Physicians Realty Trust ‡	47,829	559
Redfin Corp *	16,120	112
RMR Group Inc/The, Cl A	13,364	318
Sabra Health Care REIT Inc ‡	14,296	209
STAG Industrial Inc ‡	25,990	932
Tanger Inc ‡	9,615	240
Terreno Realty Corp ‡	8,959	512
Universal Health Realty Income Trust ‡	1,390	55
Whitestone REIT, Cl B ‡	5,270	58

		7,851
Utilities — 1.4%
Black Hills Corp	8,170	422
Brookfield Infrastructure Corp, Cl A	19,357	601
Chesapeake Utilities Corp	4,984	476
IDACORP Inc, Cl Rights	6,575	635
Portland General Electric Co	26,696	1,096
Pure Cycle Corp *	15,358	154
Spire Inc	5,941	362

		3,746
Total Common Stock
(Cost $217,938) ($ Thousands)		247,778

EXCHANGE TRADED FUND — 0.4%

iShares Russell 2000 Value ETF (A)	7,052	980

Total Exchange Traded Fund
(Cost $953) ($ Thousands)		980

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, LP
5.430% **†(B)	5,150,263	$5,149

Total Affiliated Partnership
(Cost $5,150) ($ Thousands)		5,149

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	7,198,744	7,199

Total Cash Equivalent
(Cost $7,199) ($ Thousands)		7,199

Total Investments in Securities — 101.8%
(Cost $231,240) ($ Thousands)		$261,106

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small Cap II Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
Russell 2000 Index E-MINI	7	Dec-2023	$615	$635	$20

Percentages are based on Net Assets of $256,410 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023 (see Note 11).
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $5,149 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	247,778	–	–	247,778
Exchange Traded Fund	980	–	–	980
Cash Collateral	–	–	–	–
Affiliated Partnership	–	5,149	–	5,149
Cash Equivalent	7,199	–	–	7,199
Total Investments in Securities	255,957	5,149	–	261,106

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	20	–	–	20
Total Other Financial Instruments	20	–	–	20

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$5,335	$28,071	$(28,253)	$(1)	$(3)	$5,149	$22	$—
SEI Daily Income Trust, Government Fund, Institutional Class	7,779	35,362	(35,942)	—	—	7,199	205
Totals	$13,114	$63,433	$(64,195)	$(1)	$(3)	$12,348	$227	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small/Mid Cap Equity Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.5%

Communication Services — 3.9%
AMC Networks Inc, Cl A *	22,800	$347
Cable One Inc	3,639	1,936
Cargurus Inc, Cl A *	56,981	1,232
Cogent Communications Holdings Inc	39,330	2,512
IAC Inc *	11,366	544
IMAX Corp *	45,500	726
Iridium Communications Inc	25,430	969
John Wiley & Sons Inc, Cl A	27,316	825
Nexstar Media Group Inc, Cl A	58,371	8,284
Playtika Holding Corp *	56,700	493
Shutterstock Inc	96,132	4,221
TEGNA Inc	49,300	756
TripAdvisor Inc *	49,700	886
Yelp Inc, Cl A *	20,774	908
Ziff Davis Inc *	69,124	4,411
ZipRecruiter Inc, Cl A *	52,113	699

		29,749
Consumer Discretionary — 11.4%
American Axle & Manufacturing Holdings Inc *	90,600	631
American Eagle Outfitters Inc	46,900	893
Bloomin' Brands Inc	53,700	1,253
Boot Barn Holdings Inc *	6,565	481
BorgWarner Inc	34,400	1,159
Brunswick Corp/DE	44,160	3,483
Capri Holdings Ltd *	18,100	877
Carter's Inc	12,100	825
Century Communities Inc	13,400	967
Churchill Downs Inc	32,626	3,777
Chuy's Holdings Inc *	22,000	774
Dick's Sporting Goods Inc	30,812	4,009
Domino's Pizza Inc	7,279	2,860
Duolingo Inc, Cl A *	7,130	1,514

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Watch Restaurant Group Inc *	47,800	$864
Floor & Decor Holdings Inc, Cl A *	2,243	206
Foot Locker Inc	37,100	999
Fox Factory Holding Corp *	3,305	207
Frontdoor Inc *	25,500	875
G-III Apparel Group Ltd *	33,700	970
Goodyear Tire & Rubber Co/The *	71,642	995
Grand Canyon Education Inc *	2,166	296
Group 1 Automotive Inc	12,969	3,659
Harley-Davidson Inc	42,300	1,269
Haverty Furniture Cos Inc	38,200	1,197
Helen of Troy Ltd *	8,932	938
Installed Building Products Inc	20,301	3,056
Jack in the Box Inc	7,184	519
KB Home	17,200	896
Kohl's Corp	24,700	579
Lithia Motors Inc, Cl A	12,541	3,348
Macy's Inc	43,100	684
MDC Holdings Inc	20,400	903
Modine Manufacturing Co *	70,183	3,453
Mohawk Industries Inc *	7,800	689
Murphy USA Inc	2,302	851
National Vision Holdings Inc *	26,142	482
ODP Corp/The *	35,698	1,626
OneSpaWorld Holdings Ltd *	79,000	952
Perdoceo Education Corp	45,800	798
Phinia Inc	6,880	175
Pool Corp	8,046	2,795
PulteGroup Inc	35,200	3,112
PVH Corp	13,300	1,300
Sally Beauty Holdings Inc *	33,758	326
Skechers USA Inc, Cl A *	15,552	916
Sportradar Holding AG, Cl A *(A)	34,853	351
Stride Inc *	15,091	914
Tapestry Inc	21,600	684
Texas Roadhouse Inc, Cl A	11,367	1,279
Toll Brothers Inc	39,300	3,376
Travel + Leisure Co	62,106	2,213
Under Armour Inc, Cl C *	64,124	491
Upbound Group Inc, Cl A	44,400	1,292
Urban Outfitters Inc *	28,400	1,014
Victoria's Secret & Co *	53,600	1,445
Whirlpool Corp	14,400	1,568
Wingstop Inc	22,292	5,358
Winnebago Industries Inc	11,200	724
Worthington Enterprises Inc	14,800	1,061
Wyndham Hotels & Resorts Inc	16,465	1,273

		86,481
Consumer Staples — 4.2%
Albertsons Cos Inc, Cl A	62,300	1,356
BJ's Wholesale Club Holdings Inc *	4,082	264
Casey's General Stores Inc	21,822	6,010

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Conagra Brands Inc	38,100	$1,078
Dole PLC	75,600	870
elf Beauty Inc *	18,440	2,178
Herbalife Ltd *	23,800	306
Ingles Markets Inc, Cl A	8,900	726
Ingredion Inc	17,300	1,773
Inter Parfums Inc	26,194	3,278
MGP Ingredients Inc	8,809	753
Molson Coors Beverage Co, Cl B	44,100	2,714
SpartanNash Co	18,700	415
Spectrum Brands Holdings Inc	48,013	3,329
Sprouts Farmers Market Inc *	63,600	2,740
TreeHouse Foods Inc *	20,695	842
US Foods Holding Corp *	44,883	1,967
Utz Brands Inc	60,200	795
Vita Coco Co Inc/The *	18,815	528

		31,922
Energy — 6.0%
APA Corp	30,500	1,098
Berry Corp	108,000	775
Cactus Inc, Cl A	17,615	748
California Resources Corp	22,500	1,152
Callon Petroleum Co *	20,300	635
Chord Energy Corp	14,440	2,341
Civitas Resources Inc	61,921	4,253
CNX Resources Corp *	44,100	920
CVR Energy Inc	28,638	910
DT Midstream Inc	70,988	4,067
HF Sinclair Corp	52,100	2,734
International Seaways Inc	22,100	1,009
Liberty Energy Inc, Cl A	41,800	830
Magnolia Oil & Gas Corp, Cl A	123,093	2,646
Marathon Oil Corp	79,900	2,032
Matador Resources Co	78,213	4,527
Northern Oil and Gas Inc	85,586	3,203
Par Pacific Holdings Inc *	32,200	1,103
PBF Energy Inc, Cl A	37,793	1,678
Peabody Energy Corp	32,174	767
Scorpio Tankers Inc	31,965	1,755
TechnipFMC PLC	144,773	3,000
Teekay Tankers Ltd, Cl A	21,400	1,063
Viper Energy Inc, Cl A	18,321	565
Vitesse Energy Inc	3,154	75
Weatherford International PLC *	10,572	959
World Kinect Corp	26,900	566

		45,411
Financials — 15.8%
Affiliated Managers Group Inc	5,900	800
AG Mortgage Investment Trust Inc ‡	20,500	107
Ally Financial Inc	40,300	1,178
American Financial Group Inc/OH	5,900	675

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Annaly Capital Management Inc ‡	20,550	$371
Ares Capital Corp	35,700	708
Associated Banc-Corp	54,400	965
Axos Financial Inc *	19,221	736
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	746
Bank OZK	72,554	3,037
BankUnited Inc	38,200	1,054
BGC Group Inc, Cl A	440,454	2,863
Blue Owl Capital Corp (A)	54,400	797
Chimera Investment Corp ‡	61,200	319
Citizens Financial Group Inc	33,800	922
City Holding Co	9,000	866
CNA Financial Corp	18,800	792
CNO Financial Group Inc	79,400	2,104
Cohen & Steers Inc	47,313	2,767
Columbia Banking System Inc	84,005	1,884
Comerica Inc	9,000	407
Dime Community Bancshares Inc	20,570	413
Donnelley Financial Solutions Inc *	10,800	637
Enact Holdings Inc	31,500	873
Equitable Holdings Inc	37,000	1,136
Essent Group Ltd	17,600	851
Euronet Worldwide Inc *	31,635	2,759
Everest Group Ltd	2,600	1,067
EVERTEC Inc	25,400	939
EZCORP Inc, Cl A *	110,000	902
FactSet Research Systems Inc	6,105	2,768
FB Financial Corp	28,000	940
Federal Agricultural Mortgage Corp, Cl C	5,400	896
Fifth Third Bancorp	48,400	1,401
First American Financial Corp	31,700	1,889
First Busey Corp	27,700	601
First Merchants Corp	55,217	1,694
FirstCash Holdings Inc	21,917	2,455
FleetCor Technologies Inc *	3,700	890
Flywire Corp *	26,600	620
FNB Corp/PA	81,000	971
FS KKR Capital Corp	35,800	707
Fulton Financial Corp	56,300	801
Globe Life Inc	20,663	2,544
Goosehead Insurance Inc, Cl A *	12,400	909
Hamilton Lane Inc, Cl A	58,919	5,765
Hancock Whitney Corp	15,300	631
Hanmi Financial Corp	62,800	1,045
Home BancShares Inc/AR	130,081	2,885
HomeStreet Inc	25,800	174
Jack Henry & Associates Inc	16,554	2,627
Jefferies Financial Group Inc	26,800	950
KeyCorp	49,300	611
Kinsale Capital Group Inc	16,834	5,894
Lincoln National Corp	14,100	335

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
LPL Financial Holdings Inc	3,404	$757
MGIC Investment Corp	81,200	1,428
Morningstar Inc	10,097	2,861
Mr Cooper Group Inc *	20,251	1,226
Navient Corp	65,200	1,117
NCR Atleos Corp *	8,100	180
NMI Holdings Inc, Cl A *	30,400	836
Northwest Bancshares Inc	80,500	897
Oaktree Specialty Lending Corp	53,000	1,060
OFG Bancorp	76,885	2,580
Old National Bancorp/IN	59,075	880
Pacific Premier Bancorp Inc	61,213	1,379
PacWest Bancorp (A)	19,400	146
Pathward Financial Inc	19,930	988
Peoples Bancorp Inc/OH	34,000	1,001
Popular Inc	24,900	1,837
Preferred Bank/Los Angeles CA	15,200	937
PROG Holdings Inc *	61,000	1,663
Prosperity Bancshares Inc	35,573	2,145
Radian Group Inc	74,400	1,913
Regions Financial Corp	63,600	1,061
Reinsurance Group of America Inc, Cl A	4,700	766
Remitly Global Inc *	88,710	1,911
Rithm Capital Corp ‡	85,300	885
Skyward Specialty Insurance Group Inc *	27,836	910
Starwood Property Trust Inc ‡(A)	170,101	3,380
Stifel Financial Corp	14,785	902
Synovus Financial Corp	19,300	594
United Bankshares Inc/WV	29,500	977
Universal Insurance Holdings Inc	7,500	127
Unum Group	39,000	1,677
Veritex Holdings Inc	36,500	699
Victory Capital Holdings Inc, Cl A	22,000	707
Westamerica BanCorp	18,200	923
Western Union Co/The	32,400	377
WisdomTree Inc	89,468	582
WSFS Financial Corp	23,500	906
Zions Bancorp NA	44,500	1,586

		119,479
Health Care — 11.2%
Acadia Healthcare Co Inc *	10,695	781
ACADIA Pharmaceuticals Inc *	30,766	685
Addus HomeCare Corp *	8,308	724
Agios Pharmaceuticals Inc *	12,541	279
Align Technology Inc *	1,173	251
Amphastar Pharmaceuticals Inc *	15,766	888
ANI Pharmaceuticals Inc *	14,210	708
Apellis Pharmaceuticals Inc *	5,380	290
Arvinas Inc *	15,024	330
Aurinia Pharmaceuticals Inc *(A)	92,496	799
Axogen Inc *	31,750	208
Axonics Inc *	13,338	747

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bio-Techne Corp	10,284	$647
Blueprint Medicines Corp *	14,700	1,024
CareDx Inc *	115,000	1,117
Catalyst Pharmaceuticals Inc *	64,700	934
Certara Inc *	25,722	371
Chemed Corp	4,813	2,729
CONMED Corp	8,700	933
Cooper Cos Inc/The	2,582	870
DaVita Inc *	18,300	1,857
Doximity Inc, Cl A *	26,760	622
Encompass Health Corp	49,074	3,198
Enovis Corp *	38,035	1,881
Ensign Group Inc/The	76,534	8,194
Evolent Health Inc, Cl A *	22,085	614
Exelixis Inc *	25,100	547
Globus Medical Inc, Cl A *	25,029	1,124
Haemonetics Corp *	9,622	778
Halozyme Therapeutics Inc *	55,192	2,131
HealthEquity Inc *	7,039	472
Henry Schein Inc *	16,823	1,123
ImmunoGen Inc *	64,000	1,878
Incyte Corp *	9,000	489
Inspire Medical Systems Inc *	4,072	592
Integer Holdings Corp *	10,200	890
Intra-Cellular Therapies Inc *	13,400	822
Ironwood Pharmaceuticals Inc, Cl A *	97,700	967
Jazz Pharmaceuticals PLC *	19,500	2,305
Lantheus Holdings Inc *	17,950	1,286
Legend Biotech Corp ADR *	6,506	396
LeMaitre Vascular Inc	50,248	2,648
Ligand Pharmaceuticals Inc *	12,962	756
LivaNova PLC *	45,557	2,043
Masimo Corp *	3,173	297
Medpace Holdings Inc *	4,070	1,102
Merit Medical Systems Inc *	26,571	1,901
Nevro Corp *	19,742	342
Omnicell Inc *	4,372	146
Option Care Health Inc *	69,580	2,070
Perrigo Co PLC	80,068	2,439
Progyny Inc *	23,000	790
Quest Diagnostics Inc	29,032	3,984
QuidelOrtho Corp *	28,137	1,934
Relay Therapeutics Inc *	20,576	163
Select Medical Holdings Corp	27,000	610
Shockwave Medical Inc *	2,440	426
Sotera Health Co *	27,938	381
SpringWorks Therapeutics Inc *	12,616	383
STERIS PLC	21,421	4,304
Stevanato Group SpA (A)	17,346	458
Supernus Pharmaceuticals Inc *	8,430	230
Syndax Pharmaceuticals Inc *	6,695	111
Tandem Diabetes Care Inc *	18,088	366

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Teleflex Inc	2,169	$490
TransMedics Group Inc *	18,109	1,370
United Therapeutics Corp *	8,940	2,146
Universal Health Services Inc, Cl B	11,300	1,554
US Physical Therapy Inc	29,233	2,486
Veracyte Inc *	52,008	1,331

		84,742
Industrials — 21.5%
ABM Industries Inc	58,701	2,406
Acuity Brands Inc	7,400	1,327
ACV Auctions Inc, Cl A *	133,636	2,089
AeroVironment Inc *	19,825	2,728
AGCO Corp	24,600	2,793
Air Lease Corp, Cl A	61,871	2,400
Alaska Air Group Inc *	20,810	787
Alight Inc, Cl A *	196,780	1,505
Allison Transmission Holdings Inc	88,860	4,752
Apogee Enterprises Inc	26,800	1,209
Applied Industrial Technologies Inc	9,318	1,492
ArcBest Corp	14,700	1,752
Atkore Inc *	19,600	2,546
AZZ Inc	18,300	900
Beacon Roofing Supply Inc *	14,216	1,142
Boise Cascade Co	8,800	962
Booz Allen Hamilton Holding Corp, Cl A	28,763	3,599
Brady Corp, Cl A	15,500	872
Broadridge Financial Solutions Inc	17,728	3,436
Builders FirstSource Inc *	9,300	1,247
BWX Technologies Inc	90,751	7,081
Carlisle Cos Inc	10,097	2,831
Cimpress PLC *	8,311	586
Comfort Systems USA Inc	5,665	1,097
Concentrix Corp	9,269	871
CoreCivic Inc *‡	62,100	899
Crane Co	24,990	2,641
Curtiss-Wright Corp	1,543	330
Deluxe Corp	26,200	479
Encore Wire Corp	7,300	1,345
Ennis Inc	45,100	958
Esab Corp	37,863	2,921
ESCO Technologies Inc	10,123	1,063
ExlService Holdings Inc *	24,825	704
Exponent Inc	17,875	1,376
Federal Signal Corp	39,170	2,700
FTAI Aviation Ltd	63,535	2,618
FTI Consulting Inc *	11,320	2,496
Generac Holdings Inc *	5,701	667
GFL Environmental Inc	88,521	2,541
Gibraltar Industries Inc *	13,100	880
GMS Inc *	15,745	1,065
Greenbrier Cos Inc/The	21,000	792
GXO Logistics Inc *	63,438	3,569

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
H&E Equipment Services Inc	18,261	$809
Heartland Express Inc	16,454	221
Hillenbrand Inc	16,692	647
HNI Corp	22,600	883
Huntington Ingalls Industries Inc	11,066	2,623
Huron Consulting Group Inc *	9,454	985
Insperity Inc	27,942	3,178
Interface Inc, Cl A	60,500	612
Janus International Group Inc *	86,782	916
John Bean Technologies Corp	2,016	208
Kaman Corp	33,258	674
Kirby Corp *	10,998	844
Landstar System Inc	13,501	2,331
Manitowoc Co Inc/The *	55,700	798
ManpowerGroup Inc	14,300	1,061
Matson Inc	15,323	1,468
McGrath RentCorp	9,022	918
Middleby Corp/The *	8,575	1,082
MillerKnoll Inc	75,300	1,943
Moog Inc, Cl A	10,200	1,428
MYR Group Inc *	6,695	833
Nordson Corp	11,505	2,708
OPENLANE Inc *	228,247	3,337
Owens Corning	18,500	2,508
Parsons Corp *	22,795	1,420
Primoris Services Corp	28,800	874
Quad/Graphics Inc, Cl A *	86,600	399
Quanex Building Products Corp	35,360	1,089
RB Global Inc	41,163	2,621
RBC Bearings Inc *	7,020	1,809
Rocket Lab USA Inc *	16,870	74
Ryder System Inc	15,400	1,650
Sensata Technologies Holding PLC	43,415	1,411
Simpson Manufacturing Co Inc	17,015	2,841
SkyWest Inc *	19,800	936
Snap-on Inc	7,400	2,033
Standex International Corp	20,193	2,702
Steelcase Inc, Cl A	80,000	985
Tennant Co	13,074	1,119
Terex Corp	17,600	871
Tetra Tech Inc	18,902	2,989
Textron Inc	27,600	2,116
Timken Co/The	12,700	920
Titan Machinery Inc *	31,400	718
Toro Co/The	6,105	507
TransUnion	32,403	1,903
TriNet Group Inc *	9,000	1,043
UFP Industries Inc	23,363	2,561
UniFirst Corp/MA	12,210	2,107
United Airlines Holdings Inc *	16,200	638
Valmont Industries Inc	13,263	2,912
Verra Mobility Corp, Cl A *	115,763	2,325

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Watts Water Technologies Inc, Cl A	4,900	$943
WillScot Mobile Mini Holdings Corp, Cl A *	23,945	999
XPO Inc *	19,377	1,672

		162,656
Information Technology — 11.6%
8x8 Inc *	113,753	351
ACI Worldwide Inc *	65,445	1,750
ACM Research Inc, Cl A *	50,197	835
Agilysys Inc *	11,320	975
Altair Engineering Inc, Cl A *	20,690	1,499
Amdocs Ltd	10,300	863
Amkor Technology Inc	104,400	2,941
Appfolio Inc, Cl A *	4,351	823
Arrow Electronics Inc *	16,000	1,897
Avnet Inc	22,000	1,029
Axcelis Technologies Inc *	9,500	1,181
Badger Meter Inc	6,000	884
Blackbaud Inc *	11,800	888
Calix Inc *	19,200	741
Camtek Ltd/Israel *(A)	13,925	884
Cirrus Logic Inc *	10,700	812
Clear Secure Inc, Cl A	40,100	855
Clearwater Analytics Holdings Inc, Cl A *	76,335	1,627
Cognex Corp	46,726	1,762
CommVault Systems Inc *	12,700	934
Consensus Cloud Solutions Inc *	38,833	715
Crane NXT Co	37,630	1,936
Dropbox Inc, Cl A *	25,000	704
Dynatrace Inc *	13,716	734
Ebix Inc	16,200	64
Elastic NV *	3,976	319
Evolv Technologies Holdings Inc *(A)	54,745	219
Gitlab Inc, Cl A *	6,863	332
GLOBALFOUNDRIES Inc *(A)	14,972	804
Jabil Inc	28,300	3,264
Kulicke & Soffa Industries Inc	70,183	3,616
Littelfuse Inc	10,214	2,378
LiveRamp Holdings Inc *	26,000	862
N-able Inc *	25,679	306
NCR Voyix Corp *	16,200	254
Nova Ltd *	19,735	2,538
Novanta Inc *	10,612	1,533
Okta Inc, Cl A *	11,060	742
ON Semiconductor Corp *	9,332	666
OSI Systems Inc *	7,400	912
PDF Solutions Inc *	23,600	708
Power Integrations Inc	33,577	2,566
PowerSchool Holdings Inc, Cl A *	39,600	923
Progress Software Corp	16,290	877
PROS Holdings Inc *	51,590	1,886
Qualys Inc *	9,993	1,847
Rambus Inc *	40,160	2,718

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanmina Corp *	21,400	$1,072
Skyworks Solutions Inc	5,500	533
Smartsheet Inc, Cl A *	18,916	802
SolarWinds Corp *	79,500	921
Sprout Social Inc, Cl A *	13,025	741
SPS Commerce Inc *	20,720	3,570
Super Micro Computer Inc *	11,700	3,200
TD SYNNEX Corp	7,400	730
Teledyne Technologies Inc *	3,417	1,377
Tenable Holdings Inc *	16,999	704
Teradata Corp *	24,560	1,160
Trimble Inc *	32,612	1,513
TTM Technologies Inc *	64,600	970
Universal Display Corp	19,371	3,278
Varonis Systems Inc, Cl B *	37,555	1,573
Veeco Instruments Inc *	34,500	984
Verint Systems Inc *	78,491	1,928
Vertex Inc, Cl A *	48,855	1,371
Vishay Intertechnology Inc	44,800	996
Xerox Holdings Corp	103,700	1,451
Zeta Global Holdings Corp, Cl A *	59,800	489

		87,317
Materials — 5.4%
Ashland Inc	19,227	1,537
Aspen Aerogels Inc *	96,000	1,006
ATI Inc *	20,215	888
Axalta Coating Systems Ltd *	107,683	3,389
Berry Global Group Inc	26,700	1,765
Carpenter Technology Corp	16,200	1,147
Chemours Co/The	26,400	724
Eastman Chemical Co	9,800	822
Element Solutions Inc	107,188	2,247
FMC Corp	27,906	1,497
Graphic Packaging Holding Co	28,083	637
Greif Inc, Cl A	13,100	916
Huntsman Corp	48,000	1,181
Ingevity Corp *	8,900	345
Mosaic Co/The	34,700	1,245
Myers Industries Inc	29,900	527
O-I Glass Inc *	54,500	804
Quaker Chemical Corp	18,584	3,323
Reliance Steel & Aluminum Co	21,418	5,896
Ryerson Holding Corp	17,000	526
Silgan Holdings Inc	121,964	5,088
Steel Dynamics Inc	13,000	1,549
Summit Materials Inc, Cl A *	25,300	878
Tronox Holdings PLC	33,100	422
Westrock Co	49,900	2,054

		40,413
Real Estate — 4.7%
Acadia Realty Trust ‡	63,200	956

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Small/Mid Cap Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
American Assets Trust Inc ‡	70,100	$1,412
Apple Hospitality REIT Inc ‡	67,400	1,124
Brandywine Realty Trust ‡	80,600	359
Brixmor Property Group Inc ‡	45,100	971
Centerspace ‡	16,700	891
City Office REIT Inc ‡	72,700	351
COPT Defense Properties ‡	36,400	881
CTO Realty Growth Inc ‡	36,630	619
CubeSmart ‡	56,118	2,231
EPR Properties ‡	27,700	1,236
Equity Commonwealth ‡	93,730	1,761
eXp World Holdings Inc (A)	146,165	1,770
Franklin Street Properties Corp ‡	107,000	263
Gaming and Leisure Properties Inc ‡	92,666	4,330
Getty Realty Corp ‡	25,000	736
Global Net Lease Inc ‡	72,579	637
Host Hotels & Resorts Inc ‡	38,400	671
Industrial Logistics Properties Trust ‡	35,900	122
Innovative Industrial Properties Inc, Cl A ‡	12,300	1,004
Kennedy-Wilson Holdings Inc	31,464	357
Kite Realty Group Trust ‡	29,900	632
Newmark Group Inc, Cl A	145,814	1,200
NexPoint Residential Trust Inc ‡	26,566	809
Office Properties Income Trust ‡	45,400	253
Omega Healthcare Investors Inc ‡	29,900	949
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	344
Plymouth Industrial REIT Inc ‡	45,401	987
Sabra Health Care REIT Inc ‡	50,600	739
Service Properties Trust ‡	48,500	347
Tanger Inc ‡	111,907	2,793
Terreno Realty Corp ‡	54,625	3,120
Uniti Group Inc ‡	71,260	394

		35,249
Utilities — 1.8%
Avista Corp	24,800	842
Brookfield Infrastructure Corp, Cl A	83,590	2,596
Chesapeake Utilities Corp	21,485	2,054
National Fuel Gas Co	15,900	807
New Jersey Resources Corp	19,900	840
Northwest Natural Holding Co	19,803	725
NRG Energy Inc	59,700	2,856
Otter Tail Corp	11,200	855
UGI Corp	22,900	504
Vistra Corp	42,600	1,508

		13,587
Total Common Stock
(Cost $621,800) ($ Thousands)		737,006

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, LP
5.430% **†(B)	9,621,473	$9,618

Total Affiliated Partnership
(Cost $9,621) ($ Thousands)		9,618

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	20,855,846	20,856

Total Cash Equivalent
(Cost $20,856) ($ Thousands)		20,856

Total Investments in Securities — 101.6%
(Cost $652,277) ($ Thousands)		$767,480

Percentages are based on Net Assets of $755,616 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $9,618 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	737,006	–	–	737,006
Affiliated Partnership	–	9,618	–	9,618
Cash Equivalent	20,856	–	–	20,856
Total Investments in Securities	757,862	9,618	–	767,480

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$18,033	$66,044	$(74,462)	$1	$2	$9,618	$44	$—
SEI Daily Income Trust, Government Fund, Institutional Class	27,881	83,388	(90,413)	—	—	20,856	586	—
Totals	$45,914	$149,432	$(164,875)	$1	$2	$30,474	$630	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

U.S. Equity Factor Allocation Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 99.5%

Communication Services — 9.1%
Alphabet Inc, Cl A *	218,225	$28,921
Alphabet Inc, Cl C *	74,053	9,917
AT&T Inc	465,372	7,711
Cargurus Inc, Cl A *	54,417	1,176
Cars.com Inc *	47,152	878
Comcast Corp, Cl A	224,703	9,413
Electronic Arts Inc	11,918	1,645
Fox Corp	52,746	1,474
John Wiley & Sons Inc, Cl A	1,114	34
Meta Platforms Inc, Cl A *	76,430	25,004
Netflix Inc *	396	188
New York Times Co/The, Cl A	20,072	943
News Corp, Cl A	2,815	62
Omnicom Group Inc	55,311	4,460
Spotify Technology SA *	4,419	818
Trade Desk Inc/The, Cl A *	1,639	115
TripAdvisor Inc *	61,974	1,105
Verizon Communications Inc	215,223	8,250
Yelp Inc, Cl A *	30,975	1,354
Ziff Davis Inc *	32,718	2,088

		105,556
Consumer Discretionary — 12.4%
Abercrombie & Fitch Co, Cl A *	18,994	1,441
Adtalem Global Education Inc *	10,531	600
Airbnb Inc, Cl A *	3,409	431
Amazon.com Inc *	119,694	17,486
AutoZone Inc *	1,418	3,701
Bath & Body Works Inc	57,461	1,874
Beazer Homes USA Inc *	11,238	296
Booking Holdings Inc *	2,177	6,805
Choice Hotels International Inc	4,457	492
Deckers Outdoor Corp *	5,699	3,784
Domino's Pizza Inc	7,913	3,109
DoorDash Inc, Cl A *	15,615	1,467
DR Horton Inc	25,021	3,194

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
DraftKings Inc, Cl A *	25,803	$987
eBay Inc	27,056	1,110
Ethan Allen Interiors Inc	15,058	404
Ford Motor Co	122,410	1,256
General Motors Co	172,157	5,440
Genuine Parts Co	4,446	590
G-III Apparel Group Ltd *	16,071	462
Goodyear Tire & Rubber Co/The *	129,900	1,804
Graham Holdings Co, Cl B	2,749	1,724
Grand Canyon Education Inc *	945	129
H&R Block Inc	121,253	5,507
Harley-Davidson Inc	7,723	232
Home Depot Inc/The	12,678	3,974
International Game Technology PLC	55,010	1,470
KB Home	41,044	2,138
Kohl's Corp	49,166	1,153
Lennar Corp, Cl A	36,763	4,703
Lennar Corp, Cl B	10,310	1,183
Lululemon Athletica Inc *	5,344	2,388
M/I Homes Inc *	14,720	1,553
Macy's Inc	139,899	2,219
Marriott International Inc/MD, Cl A	3,667	743
McDonald's Corp	12,931	3,644
Meritage Homes Corp	5,589	790
Murphy USA Inc	427	158
NIKE Inc, Cl B	16,814	1,854
NVR Inc *	87	536
ODP Corp/The *	18,985	865
O'Reilly Automotive Inc *	5,301	5,208
PulteGroup Inc	46,401	4,103
PVH Corp	17,298	1,691
Ross Stores Inc	2,108	275
Skechers USA Inc, Cl A *	51,844	3,054
Starbucks Corp	6,357	631
Tapestry Inc	177,291	5,615
Taylor Morrison Home Corp, Cl A *	83,941	3,786
Tesla Inc *	1,785	429
Thor Industries Inc	19,703	1,952
TJX Cos Inc/The	9,637	849
Toll Brothers Inc	79,083	6,792
Tractor Supply Co	3,344	679
Tri Pointe Homes Inc *	123,158	3,594
Ulta Beauty Inc *	5,841	2,488
Urban Outfitters Inc *	60,331	2,154
Vista Outdoor Inc *	38,904	1,097
Williams-Sonoma Inc	5,554	1,042
Wingstop Inc	1,708	411
Yum! Brands Inc	26,459	3,322

		142,868
Consumer Staples — 6.8%
Altria Group Inc	168,466	7,082
Andersons Inc/The	30,175	1,505

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Archer-Daniels-Midland Co	9,583	$707
BellRing Brands Inc *	41,714	2,207
Brown-Forman Corp, Cl A	1,480	89
Bunge Global	18,789	2,064
Cal-Maine Foods Inc	20,935	1,003
Campbell Soup Co	4,916	198
Casey's General Stores Inc	984	271
Church & Dwight Co Inc	6,575	635
Coca-Cola Co/The	72,843	4,257
Colgate-Palmolive Co	46,999	3,702
Conagra Brands Inc	13,772	390
Costco Wholesale Corp	1,459	865
elf Beauty Inc *	18,614	2,198
Estee Lauder Cos Inc/The, Cl A	4,068	519
Flowers Foods Inc	5,670	118
General Mills Inc	10,163	647
Ingles Markets Inc, Cl A	3,149	257
Ingredion Inc	1,506	154
Inter Parfums Inc	6,786	849
J M Smucker Co/The	3,043	334
Keurig Dr Pepper Inc	7,207	228
Kraft Heinz Co/The	217,533	7,638
Kroger Co/The	128,522	5,690
Lamb Weston Holdings Inc	36,044	3,605
Molson Coors Beverage Co, Cl B	2,874	177
Mondelez International Inc, Cl A	50,551	3,592
Monster Beverage Corp *	6,786	374
PepsiCo Inc	47,344	7,967
Philip Morris International Inc	42,063	3,927
Primo Water Corp	10,978	158
Procter & Gamble Co/The	21,679	3,328
Sprouts Farmers Market Inc *	10,998	474
Walgreens Boots Alliance Inc	183,498	3,659
Walmart Inc	52,175	8,123

		78,991
Energy — 3.0%
Archrock Inc	53,137	770
California Resources Corp	13,040	668
Chevron Corp	11,858	1,703
Civitas Resources Inc	17,478	1,200
CNX Resources Corp *	148,646	3,101
EQT Corp	25,015	999
Exxon Mobil Corp	42,253	4,341
Marathon Petroleum Corp	4,156	620
Oceaneering International Inc *	38,328	792
PBF Energy Inc, Cl A	56,388	2,504
Schlumberger NV	67,283	3,501
Scorpio Tankers Inc	13,545	743
SFL Corp Ltd	29,016	330
Southwestern Energy Co *	174,372	1,149
TechnipFMC PLC	140,729	2,916
Valero Energy Corp	27,786	3,483

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Weatherford International PLC *	27,159	$2,463
Williams Cos Inc/The	91,511	3,367

		34,650
Financials — 9.9%
Affiliated Managers Group Inc	21,335	2,892
Aflac Inc	52,893	4,375
AGNC Investment Corp ‡	317,732	2,802
Allstate Corp/The	16,431	2,265
Ally Financial Inc	165,861	4,846
American Financial Group Inc/OH	2,071	237
American International Group Inc	23,109	1,521
Apollo Global Management Inc	43,429	3,995
AvidXchange Holdings Inc *	56,530	603
Bank of America Corp	16,259	496
Bank of NT Butterfield & Son Ltd/The	27,788	771
Berkshire Hathaway Inc, Cl B *	2,093	753
Bread Financial Holdings Inc	27,933	785
Brighthouse Financial Inc *	60,896	3,168
Capital One Financial Corp	67,587	7,547
Citigroup Inc	137,220	6,326
Comerica Inc	73,137	3,307
Corebridge Financial Inc	21,996	463
Customers Bancorp Inc *	11,139	502
Discover Financial Services	4,697	437
Donnelley Financial Solutions Inc *	20,531	1,212
Enstar Group Ltd *	2,021	555
Federal Agricultural Mortgage Corp, Cl C	3,502	581
First Citizens BancShares Inc/NC, Cl A	1,710	2,510
Fiserv Inc *	25,287	3,303
Flywire Corp *	20,795	484
Genworth Financial Inc, Cl A *	354,493	2,088
Jackson Financial Inc, Cl A	54,056	2,580
Janus Henderson Group PLC	20,029	524
Kinsale Capital Group Inc	5,496	1,924
Mastercard Inc, Cl A	12,601	5,215
MetLife Inc	49,288	3,136
MFA Financial Inc ‡	74,438	804
MSCI Inc, Cl A	6,759	3,520
Navient Corp	60,846	1,042
NCR Atleos Corp *	9,132	203
Nelnet Inc, Cl A	425	36
NU Holdings Ltd/Cayman Islands, Cl A *	98,476	802
Popular Inc	84,850	6,261
Remitly Global Inc *	38,560	831
Shift4 Payments Inc, Cl A *	19,641	1,293
SiriusPoint Ltd *	53,558	572
SLM Corp	143,750	2,161
Synchrony Financial	170,894	5,530
Travelers Cos Inc/The	22,778	4,114
Unum Group	40,463	1,740
Visa Inc, Cl A	30,871	7,924
W R Berkley Corp	5,956	432

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Wells Fargo & Co	45,128	$2,012
Western Union Co/The	284,088	3,304

		114,784
Health Care — 14.4%
Abbott Laboratories	15,447	1,611
AbbVie Inc	56,347	8,023
Amgen Inc	6,858	1,849
Amphastar Pharmaceuticals Inc *	10,794	608
Boston Scientific Corp *	12,204	682
Bristol-Myers Squibb Co	91,994	4,543
Cardinal Health Inc	115,333	12,350
Cencora Inc	54,479	11,079
Centene Corp *	72,282	5,326
Cigna Group/The	29,268	7,694
CONMED Corp	11,197	1,201
CVS Health Corp	88,753	6,031
Edwards Lifesciences Corp *	29,357	1,988
Eli Lilly & Co	16,601	9,812
Embecta Corp	26,049	478
Gilead Sciences Inc	105,653	8,093
Haemonetics Corp *	6,854	554
Henry Schein Inc *	3,353	224
Hologic Inc *	38,165	2,721
Humana Inc	7,979	3,869
Intuitive Surgical Inc *	8,897	2,765
Jazz Pharmaceuticals PLC *	5,543	655
Johnson & Johnson	68,226	10,552
Laboratory Corp of America Holdings	8,053	1,747
McKesson Corp	21,901	10,306
Medpace Holdings Inc *	9,608	2,601
Merck & Co Inc	75,908	7,779
Merit Medical Systems Inc *	5,089	364
Mettler-Toledo International Inc *	2,532	2,765
Organon & Co	81,971	928
Owens & Minor Inc *	16,921	336
Patterson Cos Inc	22,980	584
Pediatrix Medical Group Inc *	18,629	156
Penumbra Inc *	2,955	656
Pfizer Inc	98,434	2,999
Premier Inc, Cl A	1,437	30
Quest Diagnostics Inc	31,206	4,282
Regeneron Pharmaceuticals Inc *	232	191
Royalty Pharma PLC, Cl A	10,184	276
Stryker Corp	14,938	4,427
Tenet Healthcare Corp *	40,183	2,773
UnitedHealth Group Inc	16,099	8,902
Veeva Systems Inc, Cl A *	3,229	563
Vertex Pharmaceuticals Inc *	11,779	4,179
Viatris Inc	473,722	4,349
Waters Corp *	9,382	2,633

		166,534

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Industrials — 10.2%
3M Co	54,135	$5,363
ACCO Brands Corp	65,279	351
Allison Transmission Holdings Inc	2,931	157
American Airlines Group Inc *	363,472	4,518
AMETEK Inc	23,337	3,623
ArcBest Corp	8,815	1,051
Automatic Data Processing Inc	2,643	608
Boise Cascade Co	22,564	2,466
Booz Allen Hamilton Holding Corp, Cl A	10,022	1,254
Carlisle Cos Inc	1,498	420
Ceridian HCM Holding Inc *	26,690	1,839
CH Robinson Worldwide Inc	22,735	1,865
Cintas Corp	10,605	5,867
Conduent Inc *	85,693	260
Copart Inc *	88,844	4,462
Costamare Inc	34,658	350
CSG Systems International Inc	951	47
Curtiss-Wright Corp	8,466	1,811
Deluxe Corp	30,932	566
Donaldson Co Inc	3,777	230
Dover Corp	3,910	552
Eaton Corp PLC	3,502	797
EMCOR Group Inc	1,241	264
Encore Wire Corp	13,835	2,550
ExlService Holdings Inc *	23,805	675
Expeditors International of Washington Inc	4,393	529
Fastenal Co	55,726	3,342
FedEx Corp	26,484	6,855
Ferguson PLC	14,385	2,465
FTI Consulting Inc *	443	98
General Electric Co	31,229	3,804
Genpact Ltd	5,296	180
Graco Inc	34,724	2,805
Honeywell International Inc	3,052	598
Hubbell Inc, Cl B	673	202
IDEX Corp	2,203	444
Illinois Tool Works Inc	15,199	3,681
Landstar System Inc	805	139
Lockheed Martin Corp	2,019	904
ManpowerGroup Inc	28,983	2,151
Masco Corp	9,765	591
MSC Industrial Direct Co Inc, Cl A	13,667	1,331
Mueller Industries Inc	5,136	213
Otis Worldwide Corp	9,845	845
Owens Corning	19,025	2,579
PACCAR Inc	9,392	862
Parker-Hannifin Corp	9,813	4,251
Paychex Inc	48,901	5,964
Paylocity Holding Corp *	778	122
Pentair PLC	4,847	313
Republic Services Inc, Cl A	874	141

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Robert Half Inc	30,801	$2,525
Rollins Inc	64,310	2,620
Ryder System Inc	35,869	3,843
Saia Inc *	3,345	1,306
Science Applications International Corp	9,220	1,083
Snap-on Inc	12,851	3,530
Sterling Infrastructure Inc *	11,634	739
Textainer Group Holdings Ltd	9,897	487
Trane Technologies PLC	14,445	3,256
United Parcel Service Inc, Cl B	3,096	469
Veralto *	1,164	90
Verisk Analytics Inc, Cl A	10,956	2,645
Waste Management Inc	3,880	663
Watts Water Technologies Inc, Cl A	4,319	831
Westinghouse Air Brake Technologies Corp	3,198	373
WW Grainger Inc	6,087	4,786
XPO Inc *	19,526	1,685

		118,286
Information Technology — 29.9%
Accenture PLC, Cl A	3,004	1,001
Adobe Inc *	8,677	5,302
Akamai Technologies Inc *	15,143	1,749
Alpha & Omega Semiconductor Ltd *	14,515	310
Amdocs Ltd	54,800	4,591
Amkor Technology Inc	70,377	1,983
Amphenol Corp, Cl A	9,309	847
Apple Inc	309,999	58,884
Applied Materials Inc	10,254	1,536
Arista Networks Inc *	17,148	3,768
Arrow Electronics Inc *	33,657	3,990
Autodesk Inc *	12,155	2,655
Avnet Inc	64,639	3,023
Axcelis Technologies Inc *	7,087	881
Badger Meter Inc	8,056	1,187
Belden Inc	9,714	645
Broadcom Inc	16,616	15,382
Cadence Design Systems Inc *	33,046	9,030
Cisco Systems Inc	98,132	4,748
Cognizant Technology Solutions Corp, Cl A	51,971	3,658
CommScope Holding Co Inc *	113,986	190
Consensus Cloud Solutions Inc *	11,449	211
Crowdstrike Holdings Inc, Cl A *	2,996	710
Dolby Laboratories Inc, Cl A	18,774	1,617
Dropbox Inc, Cl A *	198,064	5,581
DXC Technology Co *	132,868	3,073
Dynatrace Inc *	3,168	170
F5 Inc *	4,579	784
Fair Isaac Corp *	6,015	6,542
Fortinet Inc *	35,924	1,888
Gartner Inc *	14,594	6,346
Gen Digital Inc	145,965	3,223
GoDaddy Inc, Cl A *	6,218	622

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Guidewire Software Inc *	31,993	$3,197
HP Inc	185,136	5,432
HubSpot Inc *	6,800	3,359
Intapp Inc *	5,585	209
Intel Corp	14,223	636
InterDigital Inc	16,729	1,672
International Business Machines Corp	61,461	9,745
Intuit Inc	2,144	1,225
Jabil Inc	82,109	9,469
Juniper Networks Inc	7,946	226
Keysight Technologies Inc *	16,815	2,285
KLA Corp	3,765	2,050
Kulicke & Soffa Industries Inc	19,808	1,020
Manhattan Associates Inc *	34,439	7,682
Microsoft Corp	175,485	66,493
MongoDB Inc, Cl A *	969	403
Motorola Solutions Inc	3,118	1,007
NCR Voyix Corp *	90,179	1,414
NetApp Inc	95,329	8,712
NVIDIA Corp	35,855	16,769
Oracle Corp	67,538	7,849
Palo Alto Networks Inc *	10,691	3,155
Progress Software Corp	23,805	1,282
Pure Storage Inc, Cl A *	49,682	1,655
QUALCOMM Inc	20,410	2,634
Rambus Inc *	27,304	1,848
Salesforce Inc *	3,160	796
Sanmina Corp *	43,486	2,179
Skyworks Solutions Inc	51,492	4,991
Smartsheet Inc, Cl A *	7,674	325
Super Micro Computer Inc *	969	265
Synopsys Inc *	698	379
Teradata Corp *	70,744	3,343
Teradyne Inc	11,851	1,093
Texas Instruments Inc	22,108	3,376
VeriSign Inc *	15,074	3,199
Vishay Intertechnology Inc	70,650	1,571
Vontier Corp	81,920	2,763
Zoom Video Communications Inc, Cl A *	48,888	3,316

		345,151
Materials — 1.0%
Alcoa Corp	29,022	780
Avery Dennison Corp	2,434	473
Berry Global Group Inc	25,365	1,677
International Paper Co	139,208	5,142
NewMarket Corp	152	81
Packaging Corp of America	2,852	479
Reliance Steel & Aluminum Co	1,720	473
Silgan Holdings Inc	26,771	1,117
Sonoco Products Co	2,692	149

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

U.S. Equity Factor Allocation Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Warrior Met Coal Inc	17,620	$986

		11,357
Real Estate — 0.2%
Anywhere Real Estate Inc *	74,593	401
EastGroup Properties Inc ‡	2,116	368
Prologis Inc ‡	12,835	1,475

		2,244
Utilities — 2.6%
American Water Works Co Inc	2,990	394
Atmos Energy Corp	6,390	727
CenterPoint Energy Inc	17,279	489
Entergy Corp	16,335	1,657
Exelon Corp	9,664	372
National Fuel Gas Co	52,379	2,660
PG&E Corp *	414,596	7,119
PPL Corp	212,728	5,556
Sempra	33,343	2,430
Southern Co/The	31,926	2,266
Vistra Corp	166,343	5,890

		29,560
Total Common Stock
(Cost $940,336) ($ Thousands)		1,149,981

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	4,575,599	4,576

Total Cash Equivalent
(Cost $4,576) ($ Thousands)		4,576

Total Investments in Securities — 99.9%
(Cost $944,912) ($ Thousands)		$1,154,557

A list of the open future contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	8	Dec-2023	$1,808	$1,831	$23

Percentages are based on Net Assets of $1,156,030 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,149,981	–	–	1,149,981
Cash Equivalent	4,576	–	–	4,576
Total Investments in Securities	1,154,557	–	–	1,154,557

SEI Institutional Investments Trust

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	23	–	–	23
Total Other Financial Instruments	23	–	–	23

* Future contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$8,262	$136,513	$(140,199)	$—	$—	$4,576	$201	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

U.S. Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.8%

Communication Services — 7.4%
AT&T Inc	505,500	$8,376
Comcast Corp, Cl A	191,500	8,022
Electronic Arts Inc	18,433	2,544
Fox Corp	113,057	3,281
IDT Corp, Cl B *	3,910	115
John Wiley & Sons Inc, Cl A	571	17
Madison Square Garden Sports Corp, Cl A *	5,097	862
Netflix Inc *	2,857	1,354
New York Times Co/The, Cl A	28,189	1,325
Omnicom Group Inc	34,200	2,757
Ooma Inc *	7,457	86
Playtika Holding Corp *	6,151	53
Scholastic Corp	997	38
Shutterstock Inc	2,044	90
SK Telecom ADR (A)	86,124	1,938
Spok Holdings Inc	20,090	337
Spotify Technology SA *	15,227	2,819
TEGNA Inc	148,000	2,269
T-Mobile US Inc *	751	113
Verizon Communications Inc	421,495	16,156

		52,552
Consumer Discretionary — 6.0%
AutoZone Inc *	1,200	3,132
Best Buy Co Inc	36,203	2,568
Canadian Tire Corp Ltd, Cl A	23,900	2,488
eBay Inc	31,400	1,288
Frontdoor Inc *	2,019	69
Gentex Corp	30,002	912
Graham Holdings Co, Cl B	148	93
Grand Canyon Education Inc *	29,884	4,086
H&R Block Inc	123,166	5,594
Honda Motor Co Ltd ADR	112,200	3,440
Lowe's Cos Inc	8,700	1,730
Murphy USA Inc	23,143	8,553

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
ODP Corp/The *	1,645	$75
O'Reilly Automotive Inc *	2,477	2,433
Perdoceo Education Corp	20,176	352
Stride Inc *	2,552	155
Sturm Ruger & Co Inc	5,371	236
Texas Roadhouse Inc, Cl A	8,244	928
Toyota Motor Corp ADR (A)	12,200	2,315
Whirlpool Corp	19,700	2,145

		42,592
Consumer Staples — 16.1%
Altria Group Inc	205,511	8,640
Andersons Inc/The	6,042	301
Archer-Daniels-Midland Co	133,037	9,809
BJ's Wholesale Club Holdings Inc *	21,850	1,411
Boston Beer Co Inc/The, Cl A *	2,811	997
Calavo Growers Inc	9,081	197
Cal-Maine Foods Inc	9,477	454
Campbell Soup Co	100,875	4,053
Casey's General Stores Inc	3,309	911
Central Garden & Pet Co, Cl A *	3,947	143
Clorox Co/The	27,732	3,975
Coca-Cola Consolidated Inc	506	372
Conagra Brands Inc	216,032	6,112
Costco Wholesale Corp	5,374	3,185
Dole PLC	30,800	354
Dollar General Corp	5,389	707
Flowers Foods Inc	189,250	3,938
Fresh Del Monte Produce Inc	12,340	281
General Mills Inc	92,521	5,890
Herbalife Ltd *	14,262	184
Hershey Co/The	124	23
Hormel Foods Corp	26,549	812
Ingles Markets Inc, Cl A	2,950	241
Ingredion Inc	50,909	5,218
J & J Snack Foods Corp	2,371	390
J M Smucker Co/The	20,812	2,284
John B Sanfilippo & Son Inc	5,769	531
Kellanova	145,616	7,651
Keurig Dr Pepper Inc	138,222	4,364
Kimberly-Clark Corp	13,039	1,613
Kraft Heinz Co/The	198,800	6,980
Kroger Co/The	189,600	8,394
Lancaster Colony Corp	2,605	432
Medifast Inc	794	53
Molson Coors Beverage Co, Cl B	83,100	5,114
Mondelez International Inc, Cl A	7,117	506
Monster Beverage Corp *	13,790	760
National Beverage Corp *	823	39
Oil-Dri Corp of America	3,388	192
PepsiCo Inc	1,003	169
Pilgrim's Pride Corp *	39,237	1,003
Procter & Gamble Co/The	29,958	4,599

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Reynolds Consumer Products Inc	38,993	$1,023
Seaboard Corp	145	510
Simply Good Foods Co/The *	3,039	118
SpartanNash Co	7,157	159
Sprouts Farmers Market Inc *	477	21
TreeHouse Foods Inc *	6,472	263
Universal Corp/VA	8,867	499
USANA Health Sciences Inc *	1,821	86
Vector Group Ltd	22,323	239
Village Super Market Inc, Cl A	11,491	289
Vita Coco Co Inc/The *	471	13
Vital Farms Inc *	25,708	342
Walmart Inc	41,386	6,443
WD-40 Co	251	61
Weis Markets Inc	4,190	253
WK Kellogg *	36,404	408

		114,009
Energy — 3.6%
Chesapeake Energy Corp	43,800	3,518
Chevron Corp	51,400	7,381
Chord Energy Corp	145	24
CNX Resources Corp *	3,304	69
DHT Holdings Inc	3,853	38
DT Midstream Inc	42,100	2,412
Exxon Mobil Corp	89,111	9,155
Gulfport Energy Corp *	1,723	236
International Seaways Inc	418	19
Marathon Petroleum Corp	14,200	2,119
Teekay Corp *	21,768	150
Teekay Tankers Ltd, Cl A	5,095	253

		25,374
Financials — 10.5%
AFC Gamma Inc ‡	3,263	37
Aflac Inc	79,700	6,592
Allstate Corp/The	5,532	763
AMERISAFE Inc	378	18
Aon PLC, Cl A	3,539	1,163
AssetMark Financial Holdings Inc *	9,497	244
Banco Latinoamericano de Comercio Exterior SA, Cl E	2,633	64
Bank First Corp	1,452	117
Bank of New York Mellon Corp/The	133,200	6,436
Bankwell Financial Group Inc	844	23
Berkshire Hathaway Inc, Cl B *	8,700	3,132
Canadian Imperial Bank of Commerce	65,300	2,702
Cboe Global Markets Inc	18,662	3,400
Charles Schwab Corp/The	46,934	2,878
Chicago Atlantic Real Estate Finance ‡	7,569	117
Corebridge Financial Inc	7,156	151
Diamond Hill Investment Group Inc	85	14
Donegal Group Inc, Cl A	8,171	116

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Employers Holdings Inc	12,210	$468
Everest Group Ltd	1,893	777
Greenlight Capital Re Ltd, Cl A *	2,077	23
Hanover Insurance Group Inc/The	8,407	1,045
Hartford Financial Services Group Inc/The	85,700	6,698
Horace Mann Educators Corp	4,734	158
Interactive Brokers Group Inc, Cl A	1,236	96
Loblaw Cos Ltd	27,700	2,390
LPL Financial Holdings Inc	11,553	2,568
Markel Group Inc *	583	839
MarketAxess Holdings Inc	1,387	333
MetLife Inc	29,700	1,890
Northeast Community Bancorp	12,096	203
OceanFirst Financial Corp	73,400	1,017
Old Republic International Corp	137,100	4,019
Orrstown Financial Services Inc	753	18
Progressive Corp/The	11,112	1,823
Safety Insurance Group Inc	3,578	275
SiriusPoint Ltd *	2,089	22
Towne Bank/Portsmouth VA	22,100	580
Travelers Cos Inc/The	27,709	5,005
Unum Group	9,980	429
Virtu Financial Inc, Cl A	42,816	770
W R Berkley Corp	61,344	4,451
WaFd Inc	73,200	1,957
Westamerica BanCorp	3,200	162
Western Union Co/The	611,034	7,106
Willis Towers Watson PLC	3,879	955

		74,044
Health Care — 19.8%
Abbott Laboratories	7,050	735
AbbVie Inc	30,896	4,399
ACADIA Pharmaceuticals Inc *	13,604	303
ADMA Biologics Inc *	47,061	174
Agilent Technologies Inc	11,798	1,508
Alkermes PLC *	17,168	414
Amgen Inc	52,386	14,125
Amicus Therapeutics Inc *	9,042	100
Amneal Pharmaceuticals Inc *	22,408	97
Amphastar Pharmaceuticals Inc *	4,305	242
ANI Pharmaceuticals Inc *	1,022	51
Anika Therapeutics Inc *	9,584	210
Arcturus Therapeutics Holdings Inc *	4,422	106
Ardelyx Inc *	14,920	67
Aurinia Pharmaceuticals Inc *	2,587	22
Avista Public Acquisition Corp II, Cl W *	18,536	81
Bristol-Myers Squibb Co	294,810	14,558
Bruker Corp	11,086	722
Cardinal Health Inc	34,000	3,641
Catalyst Pharmaceuticals Inc *	17,810	257
Cigna Group/The	5,750	1,512
Collegium Pharmaceutical Inc *	7,758	199

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Computer Programs and Systems Inc *	1,222	$13
Corcept Therapeutics Inc *	5,615	143
Cross Country Healthcare Inc *	702	14
CVS Health Corp	135,550	9,211
Deciphera Pharmaceuticals Inc *	4,201	53
Dynavax Technologies Corp, Cl A *	18,752	257
Elevance Health Inc	7,001	3,357
Embecta Corp	5,907	108
Envista Holdings Corp *	3,361	76
Exelixis Inc *	165,154	3,602
Fortrea Holdings Inc *	7,600	224
Gilead Sciences Inc	161,948	12,405
Haemonetics Corp *	464	38
Halozyme Therapeutics Inc *	7,799	301
Harmony Biosciences Holdings Inc *	4,159	121
HealthEquity Inc *	1,377	92
HealthStream Inc	3,411	85
Hims & Hers Health Inc *	5,872	52
Hologic Inc *	30,277	2,159
Humana Inc	8,588	4,164
Incyte Corp *	88,240	4,795
Innoviva Inc *	18,875	261
Intra-Cellular Therapies Inc *	4,129	253
iRadimed Corp	3,170	139
Ironwood Pharmaceuticals Inc, Cl A *	9,680	96
iTeos Therapeutics Inc *	4,146	39
Jazz Pharmaceuticals PLC *	17,000	2,010
Johnson & Johnson	27,900	4,315
Kiniksa Pharmaceuticals Ltd, Cl A *	7,018	114
LeMaitre Vascular Inc	1,958	103
Ligand Pharmaceuticals Inc *	728	42
MacroGenics Inc *	7,714	63
McKesson Corp	12,900	6,070
Merck & Co Inc	91,512	9,378
Merit Medical Systems Inc *	608	44
Merrimack Pharmaceuticals Inc *	2,326	29
Mesa Laboratories Inc	593	51
MiMedx Group Inc *	34,064	265
Mirum Pharmaceuticals Inc *	4,456	143
Mural Oncology PLC *	1,658	6
Myriad Genetics Inc *	822	16
National HealthCare Corp	3,139	240
Neurocrine Biosciences Inc *	34,360	4,006
Option Care Health Inc *	7,607	226
OraSure Technologies Inc *	37,130	272
Organon & Co	28,260	320
Pacira BioSciences Inc *	1,072	29
Patterson Cos Inc	7,372	187
Pediatrix Medical Group Inc *	6,480	54
Pfizer Inc	252,511	7,694
Phibro Animal Health Corp, Cl A	9,021	87
Premier Inc, Cl A	31,347	645

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Prestige Consumer Healthcare Inc *	2,577	$148
Quest Diagnostics Inc	15,900	2,182
Quipt Home Medical *	2,797	13
Regeneron Pharmaceuticals Inc *	2,531	2,085
Semler Scientific Inc *	823	32
SIGA Technologies Inc	8,198	45
Supernus Pharmaceuticals Inc *	7,977	217
Tactile Systems Technology Inc *	5,257	70
Taro Pharmaceutical Industries Ltd *	1,531	55
UFP Technologies Inc *	976	163
United Therapeutics Corp *	19,693	4,726
UroGen Pharma Ltd *	1,796	24
Vanda Pharmaceuticals Inc *	54,022	201
Varex Imaging Corp *	1,505	28
Veradigm Inc *	1,801	21
Vertex Pharmaceuticals Inc *	1,200	426
Viatris Inc	306,708	2,816
Voyager Therapeutics Inc *	12,460	91
West Pharmaceutical Services Inc	8,680	3,045
Zimmer Biomet Holdings Inc	15,108	1,757
Zymeworks Inc *	25,500	226
Zynex Inc *(A)	10,468	96

		140,457
Industrials — 10.7%
Allison Transmission Holdings Inc	105,900	5,664
Argan Inc	2,725	127
Barrett Business Services Inc	1,540	169
Booz Allen Hamilton Holding Corp, Cl A	20,185	2,526
Cadre Holdings Inc	510	16
CH Robinson Worldwide Inc	3,447	283
CSG Systems International Inc	87,200	4,289
Cummins Inc	18,900	4,237
Donaldson Co Inc	22,209	1,351
EMCOR Group Inc	2,161	459
Enerpac Tool Group Corp, Cl A	9,387	256
Ferguson PLC	7,633	1,308
FTI Consulting Inc *	1,213	267
General Dynamics Corp	10,350	2,556
Genpact Ltd	21,814	741
Golden Ocean Group Ltd	31,283	296
Huntington Ingalls Industries Inc	16,841	3,992
Huron Consulting Group Inc *	783	82
Hyster-Yale Materials Handling Inc	1,087	52
IBEX Holdings Ltd *	7,721	137
Insperity Inc	431	49
ITT Inc	593	64
Kelly Services Inc, Cl A	884	18
Landstar System Inc	13,973	2,412
Leidos Holdings Inc	2,690	289
Lockheed Martin Corp	19,921	8,920
LSI Industries Inc	8,669	114
ManpowerGroup Inc	19,307	1,433

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Maximus Inc	1,150	$96
MSC Industrial Direct Co Inc, Cl A	437	43
Mueller Industries Inc	342	14
National Presto Industries Inc	4,428	331
Northrop Grumman Corp	16,552	7,865
Otis Worldwide Corp	3,113	267
PACCAR Inc	66,300	6,088
Powell Industries Inc	1,046	87
Preformed Line Products Co	269	33
Rollins Inc	72,543	2,955
Schneider National Inc, Cl B	107,249	2,470
Science Applications International Corp	28,300	3,323
Snap-on Inc	20,600	5,659
Textron Inc	34,000	2,606
TrueBlue Inc *	4,314	60
Werner Enterprises Inc	49,800	1,992

		75,996
Information Technology — 15.1%
A10 Networks Inc	19,158	239
ACI Worldwide Inc *	6,841	183
Adeia Inc	12,975	119
Agilysys Inc *	224	19
Amdocs Ltd	200,983	16,836
Appfolio Inc, Cl A *	2,155	408
Arrow Electronics Inc *	38,100	4,517
Avnet Inc	101,791	4,760
Box Inc, Cl A *	3,943	103
Brightcove Inc *	7,988	20
Canon Inc ADR	192,800	4,967
Cirrus Logic Inc *	1,084	82
Cisco Systems Inc	245,814	11,892
Cognizant Technology Solutions Corp, Cl A	84,583	5,953
CommVault Systems Inc *	5,434	400
CoreCard *	1,830	24
Daktronics Inc *	6,259	65
Dell Technologies Inc, Cl C	38,100	2,891
Diodes Inc *	525	35
Dolby Laboratories Inc, Cl A	2,376	205
EPAM Systems Inc *	705	182
F5 Inc *	772	132
Fortinet Inc *	4,147	218
Gen Digital Inc	45,705	1,009
Hackett Group Inc/The	7,123	159
Hewlett Packard Enterprise Co	418,900	7,084
Insight Enterprises Inc *	28,700	4,346
InterDigital Inc	2,920	292
International Business Machines Corp	82,100	13,018
inTEST *	1,713	22
Juniper Networks Inc	217,357	6,184
Kimball Electronics Inc *	529	13
LiveRamp Holdings Inc *	8,701	289
Motorola Solutions Inc	855	276

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NetApp Inc	39,300	$3,592
NVE Corp	1,368	98
Open Text Corp	46,100	1,846
Oracle Corp	77,679	9,027
OSI Systems Inc *	1,061	131
Photronics Inc *	2,992	63
QUALCOMM Inc	8,139	1,050
Qualys Inc *	1,481	274
Sapiens International Corp NV	5,820	150
Skyworks Solutions Inc	7,230	701
Sprinklr Inc, Cl A *	978	15
Squarespace Inc, Cl A *	2,264	63
Super Micro Computer Inc *	50	14
Synopsys Inc *	1,525	828
Teradata Corp *	24,443	1,155
VeriSign Inc *	3,218	683
Yext Inc *	25,405	168

		106,800
Materials — 4.4%
Arch Resources Inc	530	88
Axalta Coating Systems Ltd *	10,843	341
Berry Global Group Inc	74,855	4,950
Core Molding Technologies *	3,191	58
Graphic Packaging Holding Co	101,500	2,301
Innospec Inc	753	79
International Paper Co	52,200	1,928
Myers Industries Inc	9,439	166
NewMarket Corp	22,865	12,130
Reliance Steel & Aluminum Co	15,000	4,129
Silgan Holdings Inc	20,542	857
Sonoco Products Co	44,100	2,433
Southern Copper Corp	8,747	629
SSR Mining Inc	73,330	865

		30,954
Real Estate — 0.1%
Apartment Income REIT Corp ‡	12,016	374
Equity Commonwealth ‡	11,334	213
Postal Realty Trust Inc, Cl A ‡	11,827	166
RMR Group Inc/The, Cl A	4,465	106

		859
Utilities — 4.1%
ALLETE Inc	567	32
California Water Service Group	3,480	176
Clearway Energy Inc, Cl A	1,237	29
Consolidated Edison Inc	24,200	2,181
Consolidated Water Co Ltd	9,107	329
Entergy Corp	28,000	2,840
Evergy Inc	83,500	4,262
Genie Energy Ltd, Cl B	10,506	255
MGE Energy Inc	2,254	166
Middlesex Water Co	974	62

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

U.S. Managed Volatility Fund (Concluded)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Fuel Gas Co	80,984	$4,113
Northwest Natural Holding Co	6,940	254
Northwestern Energy Group Inc	1,876	94
ONE Gas Inc	2,160	125
Otter Tail Corp	50,664	3,866
PPL Corp	104,900	2,740
Public Service Enterprise Group Inc	37,200	2,322
Pure Cycle Corp *	5,345	53
SJW Group	1,963	129
Southwest Gas Holdings Inc	3,640	215
Spire Inc	3,056	186
UGI Corp	119,800	2,634
Vistra Corp	54,300	1,923

		28,986
Total Common Stock
(Cost $606,296) ($ Thousands)		692,623

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.6%
SEI Liquidity Fund, LP
5.430% **†(B)	4,296,155	$4,289

Total Affiliated Partnership
(Cost $4,297) ($ Thousands)		4,289

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	11,845,960	11,846

Total Cash Equivalent
(Cost $11,846) ($ Thousands)		11,846

Total Investments in Securities — 100.1%
(Cost $622,439) ($ Thousands)		$708,758

A list of the open futures contracts held at November 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI	30	Dec-2023	$6,320	$6,865	$545

Percentages are based on Net Assets of $708,101 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(B)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $4,289 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	692,623	–	–	692,623
Affiliated Partnership	–	4,289	–	4,289
Cash Equivalent	11,846	–	–	11,846
Total Investments in Securities	704,469	4,289	–	708,758

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	545	–	–	545
Total Other Financial Instruments	545	–	–	545

*	Futures contracts are valued at the unrealized appreciation on the instruments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$4,771	$39,643	$(40,123)	$—	$(2)	$4,289	$89	$—
SEI Daily Income Trust, Government Fund, Institutional Class	14,098	92,045	(94,297)	—	—	11,846	433	—
Totals	$18,869	$131,688	$(134,420)	$—	$(2)	$16,135	$522	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Global Managed Volatility Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 98.0%
Australia — 0.9%
ANZ Group Holdings Ltd	215,000	$3,474
Fortescue Metals Group Ltd	154,132	2,554
JB Hi-Fi Ltd	106,100	3,366
Rio Tinto Ltd	111,486	9,243
		18,637

Austria — 0.2%
ANDRITZ AG	60,900	3,306
Oberbank AG	350	24
Telekom Austria AG, Cl A	38,558	306
UNIQA Insurance Group AG	53,900	445
		4,081

Belgium — 0.5%
Ageas SA/NV	123,495	5,320
Colruyt Group NorthV	56,200	2,424
Solvay SA	22,011	2,549
TINC Comm VA	2,195	28
		10,321

Brazil — 0.1%
Yara International ASA	36,927	1,255

Canada — 3.1%
Alimentation Couche-Tard Inc	16,300	930
Bank of Nova Scotia/The	56,900	2,547
BCE Inc (A)	161,823	6,374
Canadian Imperial Bank of Commerce	113,400	4,692
Canadian Tire Corp Ltd, Cl A	59,600	6,205
Canadian Utilities Ltd, Cl A	70,600	1,583
CGI Inc, Cl A *	46,500	4,732
Cogeco Communications Inc	58,200	2,236
Constellation Software Inc/Canada	200	470
Empire Co Ltd	246,300	6,700
Fairfax Financial Holdings Ltd	600	552
George Weston Ltd	20,500	2,406
Great-West Lifeco Inc (A)	172,100	5,505

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Loblaw Cos Ltd	116,600	$10,062
Metro Inc/CN, Cl A	48,500	2,433
Quebecor Inc, Cl B	116,400	2,585
Whitecap Resources Inc	351,500	2,432
		62,444

China — 0.1%
CITIC Telecom International Holdings Ltd	872,000	334
Fountain SET Holdings Ltd *	174,279	8
Wilmar International Ltd	691,500	1,881
		2,223

Denmark — 1.2%
Carlsberg AS, Cl B	36,921	4,582
Danske Bank A/S	256,612	6,654
Novo Nordisk, Cl B	123,308	12,551
Schouw & Co A/S	755	59
Sparekassen Sjaelland-Fyn A/S	1,199	35
		23,881

Finland — 0.4%
Elisa Oyj, Cl A	124,348	5,574
Kemira Oyj	56,458	950
Lassila & Tikanoja	2,234	23
Orion Oyj, Cl B	5,030	200
TietoEVRY Oyj	100,100	2,200
		8,947

France — 2.8%
ABC arbitrage	10,682	59
Air Liquide SA	9,569	1,815
Boiron SA	56	2
Bouygues SA	169,200	6,445
Carrefour SA	497,357	9,440
Danone SA	26,730	1,720
Eiffage SA	24,805	2,517
Fountaine Pajot SA	344	40
Legrand SA	2,113	204
Orange SA (A)	1,595,121	19,674
Societe BIC SA	77,200	5,201
TotalEnergies SE	133,400	9,062
Vivendi SE	40,657	385
		56,564

Germany — 0.7%
Allianz SE	12,800	3,221
Bayerische Motoren Werke AG	45,600	4,756
Deutsche Telekom AG	274,700	6,586
Heidelberg Materials AG	3,481	284
		14,847

Hong Kong — 1.3%
Bank of East Asia Ltd/The	16,792	20
Chinney Investments Ltd	88,000	11
CLP Holdings Ltd	413,180	3,214

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dah Sing Banking Group Ltd	55,711	$36
Hang Lung Properties Ltd	127,000	170
HK Electric Investments & HK Electric Investments Ltd	1,538,500	884
HKT Trust & HKT Ltd	5,062,000	5,399
Jardine Matheson Holdings Ltd	60,000	2,317
Nissin Foods Co Ltd	12,716	10
PCCW Ltd	3,158,000	1,601
Power Assets Holdings Ltd	780,500	4,072
SmarTone Telecommunications Holdings Ltd	110,513	54
Sun Hung Kai Properties Ltd	239,000	2,346
Swire Pacific Ltd, Cl A	247,500	1,607
Transport International Holdings Ltd	13,200	16
VTech Holdings Ltd	62,233	367
WH Group Ltd	5,754,000	3,698
Yue Yuen Industrial Holdings Ltd	22	–
		25,822

Israel — 0.8%
Arad Ltd	2,800	42
Check Point Software Technologies Ltd *	59,916	8,748
FIBI Holdings Ltd	11,004	476
First International Bank Of Israel Ltd/The	78,330	3,140
Isracard Ltd	1	–
Nice Ltd *	6,124	1,179
Radware Ltd *	59,034	900
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	16,177	914
Tower Semiconductor *	14,978	410
		15,809

Italy — 1.3%
A2A SpA	3,102,200	6,678
Eni SpA	891,800	14,759
Orsero SpA	2,443	45
UniCredit SpA	135,933	3,706
UnipolSai Assicurazioni SpA	248,940	616
		25,804

Japan — 9.1%
Achilles Corp	2,300	24
Aeon Delight Co Ltd	2,600	62
AGC Inc	132,800	4,824
Ahjikan Co Ltd	5,308	36
Aica Kogyo	1,600	36
Aichi Electric Co Ltd	1,000	24
Amano Corp	24,000	511
Amiyaki Tei Co Ltd	2,000	49
Anritsu Corp	233,800	2,030
Arcs Co Ltd	47,000	864
Asahi Co Ltd (A)	21,800	194
Asante Inc	7,300	80
Autobacs Seven Co Ltd	74,200	776

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Belc Co Ltd	5,300	$228
Bridgestone Corp	123,700	5,102
Brother Industries Ltd	291,700	4,925
Canon Inc	242,100	6,234
Cawachi Ltd	26,200	452
C'BON COSMETICS Co Ltd	3,200	32
Central Automotive Products Ltd	1,200	33
Choushimaru Co Ltd	7,894	81
Chubu Electric Power Co Inc	607,100	7,503
CI Takiron Corp	35,900	143
COLOPL Inc	9,500	39
Computer Engineering & Consulting Ltd	14,200	172
COMSYS Holdings Corp	15,400	334
Create Medic Co Ltd	2,784	17
Dai Nippon Toryo Co Ltd	4,300	29
Daihatsu Diesel Manufacturing Co Ltd	6,400	42
Daisue Construction Co Ltd	3,400	31
Doshisha Co Ltd	6,100	87
Earth Corp	12,000	388
Ebara Foods Industry Inc	1,600	31
ENEOS Holdings Inc	1,100,600	4,351
ESTELLE Holdings Co Ltd	6,000	26
EXEO Group Inc	20,000	422
Ezaki Glico Co Ltd	47,100	1,300
Feed One Co Ltd	4,500	24
FJ Next Holdings Co Ltd	11,400	88
France Bed Holdings Co Ltd	3,300	28
FTGroup Co Ltd	3,900	34
Fujicco Co Ltd	11,100	145
Fujiya Co Ltd	2,100	36
Gakken Holdings Co Ltd	11,600	77
Gakkyusha Co Ltd	6,100	80
H.U. Group Holdings Inc	10,400	181
Heiwado Co Ltd	54,500	856
Hitachi Construction Machinery Co Ltd	33,700	874
Hitachi Ltd	525	37
Hogy Medical	2,100	49
Hokkan Holdings Ltd	5,800	62
Hokuto Corp	24,700	293
Honda Motor Co Ltd	699,300	7,138
Horiba Ltd	50,100	3,374
House Foods Group Inc	61,400	1,341
Inpex Corp	37,600	532
ITOCHU Corp	95,700	3,714
Itochu Enex Co Ltd	18,000	186
Itochu-Shokuhin Co Ltd	953	46
Itoham Yonekyu Holdings Inc	6,120	164
Japan Post Bank Co Ltd	412,400	4,071
Japan Post Holdings Co Ltd	18,400	162
Japan Tobacco Inc	770,400	19,808
JM Holdings Co Ltd	1,900	27
J-Oil Mills Inc	8,000	107

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
JSP Corp	17,400	$210
Kagome Co Ltd	11,400	245
Kaken Pharmaceutical Co Ltd	39,400	900
Kakiyasu Honten Co Ltd	7,000	117
Kameda Seika Co Ltd	1,800	47
Kansai Electric Power Co Inc/The	334,500	4,460
Kato Sangyo Co Ltd	12,700	402
Kenko Mayonnaise	3,400	37
Kewpie Corp	50,300	878
Key Coffee Inc	6,400	90
KFC Holdings Japan Ltd	2,100	43
Kinden Corp	124,100	1,863
Kitano Construction Corp	1,300	27
Kobe Electric Railway Co Ltd *	1,500	30
Kohnan Shoji Co Ltd	95,058	2,379
Komeri Co Ltd	25,900	553
K's Holdings Corp	404,800	3,449
Kyokuyo Co Ltd	4,800	124
Kyorin Pharmaceutical Co Ltd	24,100	298
Kyosan Electric Manufacturing Co Ltd	7,800	25
Lawson Inc	24,100	1,193
Lion Corp	80,500	705
Maezawa Kasei Industries Co Ltd	2,400	26
Marvelous Inc	6,600	31
McDonald's Holdings Co Japan Ltd	44,500	1,899
Megmilk Snow Brand Co Ltd	63,600	931
MEIJI Holdings Co Ltd	70,000	1,621
Ministop Co Ltd	4,200	43
Miroku Jyoho Service Co Ltd	9,400	110
Mitsubishi Shokuhin Co Ltd	7,400	243
Mitsui & Co Ltd	95,200	3,472
Mitsui DM Sugar Holdings Co Ltd	10,600	217
Miyoshi Oil & Fat Co Ltd	11,518	114
Mizuho Financial Group Inc	586,800	9,971
Mochida Pharmaceutical Co Ltd	7,200	163
Morinaga & Co Ltd/Japan	9,100	325
Morozoff Ltd	2,522	66
MS&AD Insurance Group Holdings Inc	42,400	1,587
Nagase Brothers	2,000	26
Nagatanien Holdings	3,200	47
NH Foods Ltd	36,600	1,088
Nichirei Corp	7,500	164
Nichirin Co Ltd	4,100	94
Nihon Chouzai Co Ltd	17,300	151
Nihon Denkei Co Ltd	2,500	31
Nikko Co Ltd/Hyogo	7,600	35
Nippn Corp	63,800	981
Nippon Air Conditioning Services Co Ltd	5,300	29
Nippon Carbon Co Ltd	5,000	157
Nippon Ceramic Co Ltd	1,800	36
Nippon Seisen Co Ltd	400	13
Nippon Steel Corp	104,000	2,432

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nippon Telegraph & Telephone Corp	6,184,700	$7,242
Nisshin Oillio Group Ltd/The	9,749	276
Nissin Foods Holdings Co Ltd	14,000	1,389
Nittoc Construction Co Ltd	10,800	75
Noevir Holdings	4,800	169
Oiles Corp	6,500	86
Okinawa Cellular Telephone Co	14,622	332
Osaki Electric Co Ltd	7,300	32
Otsuka Holdings Co Ltd	24,700	950
OUG Holdings Inc	2,682	43
Ozu Corp	2,400	26
Prima Meat Packers Ltd	16,600	253
Raito Kogyo Co Ltd	25,000	335
San-A Co Ltd, Cl A	26,800	834
Sanki Engineering Co Ltd	9,500	112
Sanyo Chemical Industries Ltd	8,000	232
Seiko Epson Corp	313,800	4,666
Senko Group Holdings Co Ltd	442,000	3,160
Showa Sangyo Co Ltd	29,000	600
SKY Perfect JSAT Holdings Inc	596,900	2,737
SoftBank Corp	617,500	7,512
Sojitz Corp	293,900	6,547
SRA Holdings	8,100	197
ST Corp	5,400	55
Step	2,500	32
Studio Alice Co Ltd	2,600	36
Sundrug Co Ltd	74,800	2,264
Tachibana Eletech Co Ltd	2,300	45
Takamatsu Construction Group Co Ltd	11,900	212
Takasago International Corp	1,300	31
Tekken Corp	4,000	53
TOKAI Holdings Corp	91,400	582
Tokyo Individualized Educational Institute Inc	11,500	37
Tokyo Seimitsu Co Ltd	12,800	743
Tokyu Construction Co Ltd	29,500	157
Toyo Ink SC Holdings Co Ltd	11,000	198
Trend Micro Inc/Japan	119,900	6,094
Unicafe Inc	9,700	63
United Super Markets Holdings Inc	118,300	809
Uoriki Co Ltd	1,400	21
Valor Holdings Co Ltd	17,200	276
Vital KSK Holdings Inc	14,300	104
Wowow Inc	10,676	79
Yamaguchi Financial Group Inc	365,000	3,206
Yamaya Corp	2,100	43
Yaoko Co Ltd	21,900	1,195
Yondoshi Holdings Inc	11,400	151
Zaoh Co Ltd	2,000	32
Zenkoku Hosho Co Ltd	6,100	206
Zenrin Co Ltd	13,500	82
		183,835

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Netherlands — 2.8%
Acomo NV	2,913	$54
ASR Nederland NV	88,000	4,058
Koninklijke Ahold Delhaize NV	914,626	26,505
Koninklijke KPN NV	675,396	2,319
NN Group NV	100,600	3,830
Shell PLC	414,462	13,484
Wolters Kluwer NV	47,195	6,504
		56,754

New Zealand — 0.2%
Spark New Zealand Ltd	1,368,521	4,383

Norway — 0.9%
AMSC ASA	83,585	206
DNB Bank ASA	39,454	754
Kongsberg Gruppen ASA	4,973	214
Orkla ASA	986,532	7,289
Sparebank 1 Oestlandet	16,398	190
SpareBank 1 SMN	45,500	545
SpareBank 1 Sorost-Norge	1,460	8
SpareBank 1 SR-Bank ASA	17,535	193
Sparebanken More	280	2
Sparebanken Vest	29,474	276
Storebrand, Cl A	142,343	1,232
Telenor ASA	609,329	6,575
Veidekke ASA	6,922	67
		17,551

Portugal — 0.2%
Corticeira Amorim SGPS SA	14,372	142
Jeronimo Martins SGPS SA	140,874	3,489
NOS SGPS SA	13,159	49
REN - Redes Energeticas Nacionais SGPS SA	118,446	315
		3,995

Singapore — 1.4%
DBS Group Holdings Ltd	129,200	3,073
Great Eastern Holdings Ltd	4,800	63
Jardine Cycle & Carriage Ltd	230,800	4,932
Oversea-Chinese Banking Corp Ltd	1,057,200	9,934
Sheng Siong Group Ltd	1,456,233	1,702
Singapore Exchange Ltd	272,600	1,926
United Overseas Bank Ltd	355,100	7,242
		28,872

Spain — 1.2%
ACS Actividades de Construccion y Servicios SA	13,883	555
Aena SME SA	20,797	3,584
Cia de Distribucion Integral Logista Holdings SA	272,601	7,073
Ebro Foods SA	18,608	309
Endesa SA	232,400	4,865
Iberdrola SA	504,320	6,243

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Miquel y Costas & Miquel SA	2,889	$36
Redeia Corp SA	150,080	2,518
		25,183

Sweden — 1.0%
Essity AB, Cl B	188,693	4,727
Industrivarden AB, Cl C	50,234	1,514
Securitas AB, Cl B	146,094	1,317
Svenska Handelsbanken AB, Cl A	492,100	4,668
Swedbank AB, Cl A	334,500	6,140
Volvo AB, Cl A	44,639	1,055
Volvo AB, Cl B	47,720	1,108
		20,529

Switzerland — 2.8%
Basellandschaftliche Kantonalbank	120	119
Berner Kantonalbank AG	2,152	579
BKW AG	1,674	297
Chocoladefabriken Lindt & Spruengli AG	139	1,730
Emmi AG	836	882
Graubuendner Kantonalbank	61	117
Helvetia Holding AG	18,700	2,574
Investis Holding SA	813	88
Kuehne + Nagel International AG	7,114	2,071
Novartis AG	296,656	29,039
PSP Swiss Property AG	20,180	2,683
Sandoz Group *	34,421	990
St Galler Kantonalbank AG	1,285	714
Swatch Group AG/The	17,014	859
Swisscom AG	24,344	14,289
Vaudoise Assurances Holding SA	76	38
Walliser Kantonalbank	687	85
Zug Estates Holding AG, Cl B	34	62
		57,216

United Kingdom — 4.6%
3i Group PLC	123,400	3,487
Aferian PLC, Cl A *	28,544	4
BAE Systems PLC	371,669	4,940
British American Tobacco PLC	134,300	4,271
Centrica PLC	332,944	628
CK Hutchison Holdings Ltd	1,746,000	8,752
Coca-Cola Europacific Partners PLC	120,872	7,330
Haleon PLC	803,851	3,359
HSBC Holdings PLC	1,410,022	10,748
Imperial Brands PLC	380,300	8,890
J Sainsbury PLC	371,077	1,343
Kingfisher PLC	1,216,400	3,379
Odfjell Technology Ltd	214	1
RELX PLC	249,897	9,617
Sage Group PLC/The	691,668	9,899
Spirent Communications PLC	799,932	1,156
Tesco PLC	1,769,504	6,402
Unilever PLC	71,817	3,427

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vodafone Group PLC	4,756,575	$4,295
		91,928

United States — 60.4%
AbbVie Inc	33,511	4,772
Advance Auto Parts Inc	30,700	1,559
Aflac Inc	97,200	8,039
Allison Transmission Holdings Inc	162,700	8,701
Alphabet Inc, Cl A *	56,137	7,440
Alphabet Inc, Cl C *	32,444	4,345
Altria Group Inc	355,869	14,961
Amdocs Ltd	232,357	19,465
AMETEK Inc	28,608	4,441
Amgen Inc	83,128	22,415
Aon PLC, Cl A	14,128	4,641
Apple Inc	48,443	9,202
AptarGroup Inc	52,845	6,705
Archer-Daniels-Midland Co	100,900	7,439
Arrow Electronics Inc *	65,195	7,730
AT&T Inc	1,549,322	25,672
Automatic Data Processing Inc	5,414	1,245
AutoZone Inc *	2,409	6,287
Avnet Inc	64,600	3,021
Bank of New York Mellon Corp/The	359,070	17,350
Becton Dickinson & Co	3,268	772
Berkshire Hathaway Inc, Cl B *	62,666	22,560
Berry Global Group Inc	65,400	4,324
Blue Owl Capital (A)	384,100	5,631
Box Inc, Cl A *	65,257	1,708
Brady Corp, Cl A	11,747	661
Bristol-Myers Squibb Co	521,511	25,752
Broadcom Inc	200	185
Brown & Brown Inc	25,695	1,920
Bunge Global	59,449	6,532
CACI International Inc, Cl A *	3,678	1,180
Cadence Design Systems Inc *	21,253	5,808
Campbell Soup Co	131,969	5,302
Cardinal Health Inc	57,855	6,195
Casey's General Stores Inc	24,764	6,820
Cboe Global Markets Inc	54,353	9,903
Cencora Inc	4,478	911
Centene Corp *	13,893	1,024
Chemed Corp	8,374	4,748
Chevron Corp	58,800	8,444
Church & Dwight Co Inc	89,413	8,640
Cigna Group/The	27,978	7,355
Cintas Corp	11,968	6,621
Cirrus Logic Inc *	373	28
Cisco Systems Inc	667,573	32,297
Clorox Co/The	70,192	10,062
CME Group Inc, Cl A	11,863	2,590
Coca-Cola Co/The	113,830	6,652
Cognizant Technology Solutions Corp, Cl A	50,200	3,533

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colgate-Palmolive Co	110,073	$8,670
Comcast Corp, Cl A	461,693	19,340
CommVault Systems Inc *	79,605	5,857
Conagra Brands Inc	308,140	8,717
Consolidated Edison Inc	26,382	2,377
Costco Wholesale Corp	12,025	7,128
CSG Systems International Inc	46,100	2,268
Cummins Inc	13,300	2,981
CVS Health Corp	320,125	21,752
Dell Technologies Inc, Cl C	184,974	14,034
Dolby Laboratories Inc, Cl A	64,281	5,537
Domino's Pizza Inc	4,541	1,784
Donaldson Co Inc	11,254	685
Dropbox Inc, Cl A *	55,165	1,555
DT Midstream Inc	28,882	1,655
eBay Inc	258,669	10,608
Ecolab Inc	32,901	6,308
Electronic Arts Inc	134,894	18,617
Elevance Health Inc	2,285	1,096
Entergy Corp	45,400	4,604
Everest Group Ltd	15,593	6,402
Evergy Inc	85,100	4,343
Exelixis Inc *	59,435	1,296
Exxon Mobil Corp	126,100	12,955
F5 Inc *	38,357	6,566
Fair Isaac Corp *	1,585	1,724
FedEx Corp	20,896	5,408
Ferguson PLC	4,739	812
Ford Motor Co	233,500	2,396
Fox Corp	207,159	5,963
Gen Digital Inc	221,100	4,882
General Dynamics Corp	22,001	5,434
General Mills Inc	247,121	15,732
General Motors Co	67,700	2,139
Gilead Sciences Inc	327,598	25,094
Golub Capital BDC Inc	92,718	1,380
Graco Inc	58,119	4,695
Graham Holdings Co, Cl B	902	566
Grand Canyon Education Inc *	10,690	1,462
Graphic Packaging Holding Co	242,300	5,493
GSK PLC	683,526	12,282
Hartford Financial Services Group Inc/The	126,900	9,918
HealthStream Inc	9,319	233
Hershey Co/The	36,336	6,828
Hewlett Packard Enterprise Co	348,800	5,898
Holcim AG	23,981	1,773
Hologic Inc *	19,981	1,425
HP Inc	141,480	4,151
Humana Inc	4,682	2,270
Incyte Corp *	253,506	13,776
Ingredion Inc	56,036	5,743
Insight Enterprises Inc *	1,227	186

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Inter Parfums Inc	3,562	$446
International Business Machines Corp	199,821	31,684
J M Smucker Co/The	30,900	3,391
Johnson & Johnson	96,387	14,907
Juniper Networks Inc	165,922	4,720
Kellanova	284,253	14,935
Kimberly-Clark Corp	148,302	18,349
Kraft Heinz Co/The	483,407	16,972
Kroger Co/The	309,900	13,719
Lockheed Martin Corp	51,019	22,845
Loews Corp	90,400	6,354
Lowe's Cos Inc	11,200	2,227
Marsh & McLennan Cos Inc	42,564	8,488
McCormick & Co Inc/MD	3,407	221
McDonald's Corp	15,663	4,414
McKesson Corp	32,555	15,319
Merck & Co Inc	174,283	17,861
Microsoft Corp	25,519	9,669
Molina Healthcare Inc *	6,265	2,290
Molson Coors Beverage Co, Cl B	147,300	9,065
Mondelez International Inc, Cl A	108,876	7,737
Motorola Solutions Inc	23,552	7,604
Murphy USA Inc	10,800	3,991
National Fuel Gas Co	98,400	4,998
Nestle SA	59,473	6,795
NET Lease Office Properties *‡	1	–
NetApp Inc	61,992	5,665
NetScout Systems Inc *	33,974	682
New Mountain Finance Corp	28,422	364
NewMarket Corp	21,842	11,587
Noram Drilling AS (A)	6,309	24
Northrop Grumman Corp	22,019	10,463
Old Republic International Corp	157,400	4,613
Oracle Corp	122,667	14,255
O'Reilly Automotive Inc *	2,445	2,402
Organon & Co	30,990	351
PACCAR Inc	53,010	4,867
PepsiCo Inc	41,414	6,970
Pfizer Inc	456,882	13,921
Philip Morris International Inc	72,163	6,737
PriceSmart Inc	1,241	84
Procter & Gamble Co/The	109,187	16,762
Provident Financial Holdings Inc (A)	2,655	31
Regeneron Pharmaceuticals Inc *	1,946	1,603
Reliance Steel & Aluminum Co	20,531	5,651
Republic Services Inc, Cl A	44,220	7,157
Reynolds Consumer Products Inc	5,323	140
Roche Holding AG	47,125	12,902
Rollins Inc	19,611	799
Roper Technologies Inc	7,567	4,073
Royal Gold Inc	48,748	5,937
RPM International Inc	36,999	3,808

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanmina Corp *	72,800	$3,648
Sanofi	135,346	12,620
Sherwin-Williams Co/The	2,913	812
Signify NV	60,700	1,766
Sixth Street Specialty Lending Inc (A)	902	19
Snap-on Inc	1,073	295
Sonoco Products Co	51,900	2,863
Synopsys Inc *	10,463	5,684
Sysco Corp	64,636	4,665
TEGNA Inc	302,600	4,639
TJX Cos Inc/The	44,443	3,916
T-Mobile US Inc *	20,675	3,111
United Therapeutics Corp *	7,530	1,807
USANA Health Sciences Inc *	700	33
VeriSign Inc *	44,441	9,430
Verisk Analytics Inc, Cl A	6,184	1,493
Verizon Communications Inc	800,571	30,686
Vertex Pharmaceuticals Inc *	4,816	1,709
Viatris Inc	211,393	1,941
Walgreens Boots Alliance Inc	25,284	504
Walmart Inc	121,033	18,844
Waste Management Inc	7,229	1,236
Western Union Co/The	420,100	4,886
Whirlpool Corp	22,200	2,418
Willis Towers Watson PLC	9,838	2,423
WK Kellogg *	27,325	306
Yelp Inc, Cl A *	7,495	328
		1,221,317

Total Common Stock
(Cost $1,938,273) ($ Thousands)		1,982,198

PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG, 6.320%	11,304	1,074
Henkel AG & Co KGaA (B)	106,934	8,424
		9,498

Total Preferred Stock
(Cost $9,220) ($ Thousands)		9,498

AFFILIATED PARTNERSHIP — 2.0%
SEI Liquidity Fund, LP
5.430% **†(C)	39,654,367	39,683

Total Affiliated Partnership
(Cost $39,668) ($ Thousands)		39,683

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	24,247,935	$24,248

Total Cash Equivalent

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT (continued)
(Cost $24,248) ($ Thousands)		$24,248

Total Investments in Securities — 101.7%
(Cost $2,011,409) ($ Thousands)		$2,055,627

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	37	Dec-2023	$1,685	$1,773	$56
FTSE 100 Index	9	Dec-2023	827	849	–
Hang Seng Index	9	Dec-2023	1,012	982	(28)
S&P 500 Index E-MINI	36	Dec-2023	7,985	8,238	253
SPI 200 Index	9	Dec-2023	1,020	1,058	11
TOPIX Index	10	Dec-2023	1,566	1,608	13
			$14,095	$14,508	$305

A list of the open forward foreign currency contracts held by the Fund at November 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/11/23	CAD	41,725	USD	30,310	$(472)
Barclays PLC	12/11/23	JPY	13,948,494	USD	92,968	(1,565)
BNP Paribas	12/11/23	SGD	23,192	USD	17,118	(270)
BNP Paribas	12/11/23	DKK	44,720	USD	6,411	(138)
BNP Paribas	12/11/23	NOK	109,878	USD	9,822	(378)
BNP Paribas	12/11/23	HKD	142,475	USD	18,240	(3)
Brown Brothers Harriman	12/11/23	USD	110	NZD	182	2
Brown Brothers Harriman	12/11/23	USD	14	NZD	23	—
Brown Brothers Harriman	12/11/23	USD	108	AUD	166	2
Brown Brothers Harriman	12/11/23	USD	33	AUD	49	—
Brown Brothers Harriman	12/11/23	NZD	261	USD	156	(6)
Brown Brothers Harriman	12/11/23	AUD	264	USD	170	(5)
Brown Brothers Harriman	12/11/23	USD	90	HKD	700	—
Brown Brothers Harriman	12/11/23	USD	311	HKD	2,425	—
Brown Brothers Harriman	12/11/23	USD	345	SGD	465	3
Brown Brothers Harriman	12/11/23	USD	190	SGD	253	—
Brown Brothers Harriman	12/11/23	CHF	819	USD	922	(21)
Brown Brothers Harriman	12/11/23	SGD	936	USD	694	(8)
Brown Brothers Harriman	12/11/23	USD	713	NOK	7,886	19
Brown Brothers Harriman	12/11/23	USD	224	NOK	2,391	(2)
Brown Brothers Harriman	12/11/23	DKK	186	USD	27	—
Brown Brothers Harriman	12/11/23	DKK	817	USD	119	(1)
Brown Brothers Harriman	12/11/23	USD	900	SEK	9,670	24
Brown Brothers Harriman	12/11/23	USD	372	SEK	3,866	(3)
Brown Brothers Harriman	12/11/23	CAD	1,283	USD	936	(11)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/11/23	USD	1,762	DKK	12,239	$30
Brown Brothers Harriman	12/11/23	USD	69	DKK	472	(1)
Brown Brothers Harriman	12/11/23	GBP	1,853	USD	2,292	(53)
Brown Brothers Harriman	12/11/23	NOK	278	USD	26	—
Brown Brothers Harriman	12/11/23	NOK	1,778	USD	164	(1)
Brown Brothers Harriman	12/11/23	USD	1,671	GBP	1,338	23
Brown Brothers Harriman	12/11/23	USD	688	GBP	542	(2)
Brown Brothers Harriman	12/11/23	EUR	594	USD	650	1
Brown Brothers Harriman	12/11/23	EUR	3,413	USD	3,688	(38)
Brown Brothers Harriman	12/11/23	USD	4,276	CAD	5,864	51
Brown Brothers Harriman	12/11/23	USD	2,988	EUR	2,758	23
Brown Brothers Harriman	12/11/23	USD	1,596	EUR	1,454	(8)
Brown Brothers Harriman	12/11/23	SEK	925	USD	88	—
Brown Brothers Harriman	12/11/23	SEK	3,712	USD	351	(4)
Brown Brothers Harriman	12/11/23	USD	3,864	JPY	576,865	46
Brown Brothers Harriman	12/11/23	USD	1,206	JPY	177,595	(3)
Brown Brothers Harriman	12/11/23	HKD	6,070	USD	778	1
Brown Brothers Harriman	12/11/23	USD	6,118	CHF	5,460	170
Brown Brothers Harriman	12/11/23	JPY	553,119	USD	3,688	(61)
Standard Chartered	12/11/23	NZD	3,376	USD	2,002	(83)
Standard Chartered	12/11/23	GBP	39,054	USD	47,909	(1,534)
Westpac Banking	12/11/23	AUD	4,367	USD	2,810	(86)
Westpac Banking	12/11/23	CHF	40,437	USD	45,027	(1,541)
Westpac Banking	12/11/23	EUR	103,178	USD	110,264	(2,368)
Westpac Banking	12/11/23	SEK	158,777	USD	14,556	(608)
						$(8,879)

Percentages are based on Net Assets of $2,021,906 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(B)	No interest rate available.
(C)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $39,683 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,982,198	–	–	1,982,198
Preferred Stock	9,498	–	–	9,498
Affiliated Partnership	–	39,683	–	39,683
Cash Equivalent	24,248	–	–	24,248
Total Investments in Securities	2,015,944	39,683	–	2,055,627

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	333	–	–	333
Unrealized Depreciation	(28)	–	–	(28)
Forward Contracts*
Unrealized Appreciation	–	395	–	395
Unrealized Depreciation	–	(9,274)	–	(9,274)
Total Other Financial Instruments	305	(8,879)	–	(8,574)

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Global Managed Volatility Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$35,068	$163,122	$(158,521)	$—	$14	$39,683	$233	$—
SEI Daily Income Trust, Government Fund, Institutional Class	15,195	716,222	(707,169)	—	—	24,248	666	—
Totals	$50,263	$879,344	$(865,690)	$–	$14	$63,931	$899	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.4%
Australia — 2.7%
Ampol Ltd	86,884	$1,972
Aristocrat Leisure Ltd	641,016	17,252
Audinate Group Ltd *	3,973	39
Aurelia Metals Ltd *	381,151	28
BlueScope Steel Ltd	1,720,433	23,704
Boral Ltd *	72,593	239
Brambles Ltd	2,209,187	19,540
CAR Group Ltd	49,271	908
Cettire Ltd *	20,139	41
Champion Iron Ltd	37,341	188
Cochlear Ltd	44,564	8,068
Computershare Ltd	1,239,485	19,404
Deterra Royalties Ltd	286,052	941
Fortescue Ltd	365,437	6,055
Goodman Group ‡	209,522	3,161
Iluka Resources Ltd	105,802	485
Inghams Group Ltd	38,087	96
National Australia Bank Ltd	124,457	2,344
New Hope Corp Ltd	676,033	2,331
Northern Star Resources Ltd	263,891	2,227
Nufarm Ltd	36,310	114
OceanaGold Corp	260,300	457
Orica Ltd	123,060	1,274
Orora Ltd	1,349,452	2,273
Pro Medicus Ltd	39,714	2,328
Qantas Airways Ltd *	2,756,232	9,686
Ramelius Resources Ltd	1,081,057	1,226
REA Group Ltd	9,729	1,001
Ridley Corp Ltd	27,537	42
Rio Tinto Ltd	645,000	53,476
Seven Group Holdings Ltd	132,171	2,817
Sonic Healthcare Ltd	53,008	1,025
South32 Ltd	4,234,861	8,648
Stanmore Resources Ltd *	111,544	286

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Super Retail Group Ltd	223,664	$2,060
Technology One Ltd	1,609	17
Ventia Services Group Pty Ltd	524,841	1,044
Washington H Soul Pattinson & Co Ltd	84,821	1,884
Wesfarmers Ltd	56,031	1,956
Whitehaven Coal Ltd	1,138,974	5,392
		206,029

Austria — 0.2%
ANDRITZ AG	36,249	1,968
CA Immobilien Anlagen AG	63,604	2,082
Erste Group Bank AG	96,950	3,926
OMV AG	58,046	2,480
Palfinger AG	1,123	29
Raiffeisen Bank International AG	163,914	2,736
Wienerberger AG	25,604	731
		13,952

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	143,360	9,011
Lotus Bakeries NV	179	1,559
		10,570

Brazil — 2.2%
Allos SA	257,600	1,331
Ambev SA	10,789,400	29,772
Banco BTG Pactual SA	346,500	2,501
Banco do Brasil SA	5,682,000	62,497
BB Seguridade Participacoes SA	186,200	1,185
Cia de Saneamento de Minas Gerais Copasa MG	34,800	132
Cia De Sanena Do Parana	175,800	940
Gerdau SA ADR	1,326,908	5,918
GPS Participacoes e Empreendimentos SA	349,300	1,268
NU Holdings Ltd/Cayman Islands, Cl A *	133,913	1,090
Telefonica Brasil SA	5,157,700	55,234
Wheaton Precious Metals Corp	22,672	1,110
		162,978

Canada — 3.7%
Agnico Eagle Mines Ltd	46,588	2,503
Alamos Gold Inc, Cl A	195,696	2,903
Alimentation Couche-Tard Inc	50,840	2,902
ARC Resources Ltd	65,340	1,043
Atco Ltd/Canada, Cl I	7,586	207
Athabasca Oil Corp *	393,409	1,126
Barrick Gold Corp	2,280,000	40,089
Boardwalk Real Estate Investment Trust ‡	19,656	968
Bombardier Inc, Cl B *	32,045	1,108
Boyd Group Services Inc	7,850	1,498
Calfrac Well Services Ltd *	14,470	48
Cameco Corp	34,836	1,601
Canfor Corp *	95,235	1,127
Cascades Inc	30,453	276

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Celestica Inc *	165,452	$4,461
CES Energy Solutions Corp	67,926	173
Constellation Software	2,560	–
Constellation Software Inc/Canada	2,560	6,018
Coveo Solutions Inc *	19,580	142
Crew Energy Inc *	20,600	73
Dollarama Inc	675,727	49,115
Doman Building Materials Group Ltd	9,300	46
Dundee Precious Metals Inc	413,941	3,059
E-L Financial Corp Ltd, Cl L	100	74
Element Fleet Management Corp	165,527	2,669
Empire Co Ltd, Cl Common Subs. Receipt	69,200	1,882
Enghouse Systems Ltd	53,558	1,346
Fairfax Financial Holdings Ltd	9,121	8,391
Finning International Inc	137,046	3,488
George Weston Ltd	4,900	575
Gibson Energy Inc, Cl Common Subs. Receipt	118,876	1,796
Great-West Lifeco Inc, Cl Common Subs. Receipt (A)	153,346	4,905
iA Financial Corp Inc	94,117	6,290
Imperial Oil Ltd	16,149	911
Intact Financial Corp, Cl Common Subs. Receipt	7,472	1,159
Kelt Exploration Ltd *	141,364	700
Keyera Corp	40,353	1,017
Kinaxis Inc *	12,700	1,414
Kinross Gold Corp	209,331	1,235
Leon's Furniture Ltd	3,400	45
Linamar Corp	3,600	153
Magna International Inc, Cl A	472,319	25,486
Major Drilling Group International Inc, Cl Common Subs. Receipt *	15,300	87
Manulife Financial Corp, Cl Common Subs. Receipt	146,208	2,866
Martinrea International Inc	32,475	287
MDA Ltd *	9,652	82
MEG Energy Corp, Cl Common Subs. Receipt *	428,030	8,101
Mullen Group Ltd	70,695	684
National Bank of Canada	373,984	24,803
North American Construction Group Ltd	20,146	415
North West Co Inc/The	5,300	140
NuVista Energy Ltd, Cl Common Subs. Receipt *	126,611	1,095
Open Text Corp	55,838	2,236
Parkland Corp	51,087	1,673
Pason Systems Inc	91,465	971
Polaris Renewable Energy Inc	2,300	22
Shawcor Ltd *	83,126	849
Shopify Inc, Cl A *	63,341	4,618
Stella-Jones Inc	29,715	1,712
Telesat Corp *	7,326	80

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
TFI International Inc	70,900	$8,396
TMX Group Ltd	392,410	8,480
Torex Gold Resources Inc *	29,818	321
Toromont Industries Ltd	309,601	25,004
Toronto-Dominion Bank/The	16,174	987
TransAlta Corp	55,296	450
Trican Well Service Ltd	508,203	1,544
Whitecap Resources Inc, Cl Common Subs. Receipt	127,913	885
Yangarra Resources Ltd *	26,700	27
		280,837

China — 5.0%
Agricultural Bank of China Ltd, Cl H	35,618,000	13,180
Alibaba Group Holding Ltd *	3,256,100	30,329
Anhui Gujing Distillery Co Ltd, Cl A	21,955	796
Anker Innovations Technology Co Ltd, Cl A	84,500	1,047
ANTA Sports Products Ltd	83,600	872
Autohome Inc ADR	61,771	1,687
Baidu Inc ADR *	8,127	964
Baidu Inc, Cl A *	899,300	13,368
Bank of Communications Co Ltd, Cl H	1,138,000	672
Beijing Tongrentang Co Ltd, Cl A	127,600	951
Beijing Ultrapower Software Co Ltd, Cl A	693,900	818
Brilliance China Automotive Holdings Ltd	13,564,000	7,277
BYD Co Ltd, Cl H	37,500	1,008
BYD Electronic International Co Ltd	795,000	3,629
C&D Property Management Group Co Ltd	77,998	41
Changjiang Securities Co Ltd, Cl A	4,748,900	3,703
China CITIC Bank Corp Ltd, Cl H	3,565,000	1,611
China Coal Energy Co Ltd, Cl H	957,645	812
China Construction Bank Corp, Cl H	55,152,000	31,918
China Leon Inspection Holding Ltd	124,000	26
China Merchants Bank Co Ltd, Cl H	2,786,000	9,738
China Merchants Port Holdings Co Ltd	940,000	1,204
China Minsheng Banking Corp Ltd, Cl H	3,148,500	1,052
China Overseas Land & Investment Ltd	12,893,500	23,838
China Pacific Insurance Group Co Ltd, Cl H	4,008,686	8,469
China Resources Sanjiu Medical & Pharmaceutical Co Ltd, Cl A	171,500	1,168
China Sanjiang Fine Chemicals Co Ltd *	535,528	83
China Taiping Insurance Holdings Co Ltd	734,800	666
Chongqing Rural Commercial Bank Co Ltd, Cl H	1,629,968	603
CSPC Innovation Pharmaceutical Co Ltd, Cl A	206,200	1,223
Dong-E-E-Jiao Co Ltd, Cl E	210,966	1,491
Edvantage Group Holdings Ltd	263,211	81
FIH Mobile Ltd *	597,000	44
GF Securities Co Ltd, Cl H	6,700,600	8,382
Giant Biogene Holding Co ltd *	197,000	904
Guangdong Hongda Holdings Group Co Ltd, Cl A	290,500	857

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Guizhou Bailing Group Pharmaceutical Co Ltd, Cl A *	877,900	$1,019
Haier Smart Home Co Ltd, Cl H	2,244,800	6,510
Hello Group Inc ADR	45,030	291
Hisense Home Appliances Group Co Ltd, Cl H	145,810	359
HUTCHMED China Ltd ADR *	1,061	20
Industrial & Commercial Bank of China Ltd, Cl H	13,453,000	6,442
Inner Mongolia Xingye Silver&Tin Mining Co Ltd, Cl A	766,500	967
JA Solar Technology Co Ltd, Cl A	242,100	676
JD.com Inc ADR	33,790	927
Jinan Acetate Chemical Co Ltd	33,090	939
Jinduicheng Molybdenum Co Ltd, Cl A	658,000	876
JOYY Inc ADR	113,942	4,376
Kuaishou Technology, Cl B *	127,700	943
Kunlun Energy Co Ltd	504,000	466
Kweichow Moutai Co Ltd, Cl A	13,600	3,417
Lee & Man Chemical Co Ltd	26,966	10
Lenovo Group Ltd	13,550,000	16,742
Li Auto Inc ADR *	32,013	1,183
Lonking Holdings Ltd	114,756	17
Luzhou Laojiao Co Ltd, Cl A	86,500	2,517
Meituan, Cl B *	188,000	2,181
Midea Group Co Ltd, Cl A	120,300	872
MINISO Group Holding Ltd ADR	165,408	4,190
NetDragon Websoft Holdings Ltd	179,260	308
NetEase Inc	275,200	6,212
New China Life Insurance Co Ltd, Cl H	1,286,200	2,553
New Oriental Education & Technology Group Inc *	293,800	2,372
New Oriental Education & Technology Group Inc ADR *	13,414	1,092
Nongfu Spring Co Ltd, Cl H	179,400	1,024
Northeast Securities Co Ltd, Cl A	1,634,671	1,671
Offshore Oil Engineering Co Ltd, Cl A	1,199,100	1,081
OFILM Group Co Ltd, Cl A *	563,500	801
Pacific Securities Co Ltd/The/China, Cl A *	2,898,777	1,545
PDD Holdings Inc ADR *	25,745	3,796
PetroChina Co Ltd, Cl H	40,398,045	26,534
Prosus NV	48,190	1,598
Sealand Securities Co Ltd, Cl A	7,082,100	3,615
Shenzhen SC New Energy Technology Corp, Cl A	102,400	1,010
Sinopec Kantons Holdings Ltd	37,686	15
Sinotruk Hong Kong Ltd	147,500	306
SITC International Holdings Co Ltd	1,083,670	1,637
TCL Electronics Holdings Ltd	540,000	183
Tencent Holdings Ltd	863,600	36,157
Tianli International Holdings Ltd	292,000	118
Tongcheng Travel Holdings Ltd *	344,800	635
Trip.com Group Ltd *	28,350	997

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Trip.com Group Ltd ADR *	158,760	$5,585
Vipshop Holdings Ltd ADR *	684,540	10,973
Weibo Corp ADR	116,249	1,175
Weichai Power Co Ltd, Cl H	8,033,000	14,769
Wuxi Biologics Cayman Inc *	141,000	785
Xiaomi Corp, Cl B *	5,990,000	11,980
Xinfengming Group Co Ltd, Cl A *	512,755	867
Yangzijiang Shipbuilding Holdings Ltd	676,600	735
Zhejiang Conba Pharmaceutical Co Ltd, Cl A	1,266,800	972
Zhejiang Jingsheng Mechanical & Electrical Co Ltd, Cl A	157,200	952
Zhongtai Securities Co Ltd, Cl A	1,783,925	1,799
ZTO Express Cayman Inc ADR	47,070	1,051
		377,355

Denmark — 3.7%
AP Moller - Maersk A/S, Cl B	29,318	46,338
Coloplast A/S, Cl B	123,363	14,587
Danske Bank A/S	537,305	13,934
Demant A/S *	75,273	3,199
Genmab A/S *	111,573	35,285
Novo Nordisk A/S, Cl B	804,155	81,849
Pandora A/S	561,755	75,979
ROCKWOOL A/S, Cl B	11,928	3,228
Sparekassen Sjaelland-Fyn A/S	1,153	34
Zealand Pharma A/S, Cl A *	19,199	944
		275,377

Finland — 1.2%
Cargotec Oyj, Cl B	7,061	356
Kone Oyj, Cl B	108,864	4,845
Nokia Oyj	21,430,920	75,247
Nokia Oyj ADR	1,366,922	4,757
Nordea Bank Abp	244,638	2,752
Wartsila OYJ Abp, Cl B	199,443	2,755
		90,712

France — 7.7%
Accor SA	668,945	23,218
Air Liquide SA	132,617	25,148
Amundi SA	572,319	35,282
Cie de Saint-Gobain SA	131,929	8,609
Cie Generale des Etablissements Michelin SCA	1,166,569	39,216
Criteo SA ADR *	55,976	1,395
Danone SA	1,243,080	79,982
Dassault Aviation SA	253,390	50,429
Dassault Systemes SE	3,940	185
Hermes International SCA	11,365	23,613
Ipsen SA	52,966	5,981
Kering SA	23,885	10,260
La Francaise des Jeux SAEM	17,601	638
Legrand SA	258,846	24,972
LVMH Moet Hennessy Louis Vuitton SE	58,708	45,012

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Orange SA (A)	1,032,000	$12,728
Pernod Ricard SA	161,224	27,891
Publicis Groupe SA	117,540	9,949
Rexel SA	1,704,085	41,147
Sanofi SA	416,022	38,792
Societe BIC SA	415,000	27,961
Societe pour l'Informatique Industrielle	319	17
Sodexo SA	214,210	22,998
Teleperformance SE	145,911	20,466
Vinci SA	36,366	4,456
Wavestone	1,906	99
		580,444

Germany — 6.8%
adidas AG	117,117	24,553
Allianz SE	17,656	4,442
BASF SE	834,355	38,859
Bayer AG	1,191,536	40,771
Bayerische Motoren Werke AG	34,984	3,649
Beiersdorf AG	10,149	1,425
Continental AG	725,000	56,180
Covestro AG *	1,374,066	72,263
CTS Eventim AG & Co KGaA	27,893	1,911
Daimler Truck Holding AG	1,049,465	34,157
Deutsche Boerse AG	13,030	2,478
Duerr AG	13,532	299
E.ON SE	418,076	5,444
Fresenius Medical Care AG	554,871	22,782
FUCHS SE *	5,070	173
Heidelberg Materials AG	264,293	21,570
HOCHTIEF AG	36,041	3,899
Knorr-Bremse AG	198,288	12,440
Koenig & Bauer AG *	1,160	14
Krones AG	2,291	259
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,368	12,096
Nemetschek SE	10,790	942
Rational AG	3,809	2,442
RWE AG	30,318	1,302
SAP SE	750,609	119,146
Scout24 SE	345,126	24,100
Talanx AG	16,365	1,189
thyssenkrupp AG	141,406	1,067
Traton SE	95,155	2,053
		511,905

Greece — 0.1%
Alpha Services and Holdings SA *	578,488	985
Eurobank Ergasias Services and Holdings SA *	656,569	1,211
HELLENIQ ENERGY HOLDINGS S.A.	3,679	31
JUMBO SA	66,462	1,743
Motor Oil Hellas Corinth Refineries SA	4,525	122

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
National Bank of Greece SA *	316,397	$2,169
StealthGas Inc *	1,595	11
		6,272

Hong Kong — 0.8%
AIA Group Ltd	2,305,200	19,893
ASMPT Ltd	55,000	562
Bank of East Asia Ltd/The	20,516	25
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
Comba Telecom Systems Holdings Ltd	658,000	78
GigaCloud Technology Inc, Cl A *(A)	17,909	174
Orient Overseas International Ltd	395,503	4,757
Perennial Energy Holdings Ltd	226,998	25
Pou Sheng International Holdings Ltd	348,000	31
Swire Pacific Ltd, Cl A	4,900,000	31,808
		57,353

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	86,492	688
OTP Bank Nyrt	476,917	19,821
		20,509

India — 1.6%
Adani Power Ltd *	203,970	1,055
Ahluwalia Contracts India Ltd	4,490	44
Alembic Pharmaceuticals Ltd	21,423	192
Angel One Ltd	22,817	839
APL Apollo Tubes Ltd	48,665	985
Ashapura Minechem Ltd *	7,685	34
Aurobindo Pharma Ltd	128,506	1,605
Bharat Petroleum Corp Ltd	454,421	2,374
BSE Ltd	13,240	393
Caplin Point Laboratories Ltd	9,128	137
Castrol India Ltd	2,393	4
CE Info Systems Ltd	12,911	344
CESC Ltd	55,427	65
Chennai Petroleum Corp Ltd	85,660	684
Coal India Ltd	3,255,519	13,357
Colgate-Palmolive India Ltd	124,086	3,268
CSB Bank Ltd *	49,315	230
DB Corp Ltd	11,535	38
DCM Shriram Industries Ltd	22,329	44
Deep Industries Ltd	27,385	89
Dr Reddy's Laboratories Ltd	70,225	4,874
Gillette India Ltd	1,854	142
Godfrey Phillips India Ltd	3,014	73
Gujarat Industries Power Co Ltd	143,345	273
Gujarat Pipavav Port Ltd	166,862	282
HCL Technologies Ltd	54,739	880
HDFC Bank Ltd ADR	607,636	36,483
Hindustan Aeronautics Ltd	232,598	6,638
ICICI Bank Ltd	325,331	3,647
IDFC First Bank Ltd *	1,235,344	1,262
Indian Bank	107,610	512

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Indian Metals & Ferro Alloys Ltd	27,129	$170
Indian Oil Corp Ltd	3,486,916	4,673
Indian Railway Catering & Tourism Corp Ltd	121,127	1,025
Indo Count Industries Ltd	35,808	133
Indraprastha Medical Corp Ltd	21,728	55
Intellect Design Arena Ltd	27,852	245
ITD Cementation India Ltd	67,623	219
J Kumar Infraprojects Ltd	9,170	47
Jindal Saw Ltd	105,610	588
JK Tyre & Industries Ltd	160,992	683
Jyothy Labs Ltd	52,549	274
Karnataka Bank Ltd/The	92,919	244
Karur Vysya Bank Ltd/The	790,880	1,467
Kaveri Seed Co Ltd	10,554	77
Kirloskar Brothers Ltd	5,121	60
Kolte-Patil Developers Ltd	2,484	16
Kotak Mahindra Bank Ltd	118,262	2,489
Larsen & Toubro Ltd	34,906	1,301
Lincoln Pharmaceuticals Ltd	6,086	49
Mahanagar Gas Ltd	18,583	232
MakeMyTrip Ltd *	25,056	1,058
Manappuram Finance Ltd	266,980	526
Mangalore Refinery & Petrochemicals Ltd *	589,245	857
Mazagon Dock Shipbuilders Ltd	30,360	733
Natco Pharma Ltd	51,503	489
Nestle India Ltd	9,560	2,778
Neuland Laboratories Ltd	1,477	97
NMDC Ltd	1,255,715	2,733
Oil & Natural Gas Corp Ltd	664,196	1,553
Oracle Financial Services Software Ltd	17,989	865
Power Finance Corp Ltd	1,067,392	4,287
Prakash Industries Ltd *	68,653	124
Rategain Travel Technologies Ltd, Cl A *	52,762	418
REC Ltd	359,526	1,503
Shanthi Gears Ltd	17,918	106
SKM EGG Products Export Ltd	28,554	132
SP Apparels Ltd	5,752	43
State Bank of India	408,699	2,768
Styrenix Performance Materials Ltd	5,125	89
Time Technoplast Ltd	74,241	157
Ujjivan Financial Services Ltd	97,734	646
Varun Beverages Ltd	155,024	2,054
Welspun Corp Ltd	39,262	250
Welspun India Ltd	103,062	194
WNS Holdings Ltd ADR *	11,264	670
Wonderla Holidays Ltd	60,863	718
Zensar Technologies Ltd	23,142	149
		120,891

Indonesia — 0.1%
ABM Investama Tbk PT	129,467	28
Adaro Energy Indonesia Tbk PT	10,388,420	1,755
Astra Agro Lestari Tbk PT	87,500	43

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bank Central Asia Tbk PT	3,069,500	$1,776
Ciputra Development Tbk PT	362,683	26
Delta Dunia Makmur Tbk PT	1,462,400	34
Elnusa Tbk PT	3,901,400	105
Energi Mega Persada Tbk PT *	2,033,200	30
Hanjaya Mandala Sampoerna Tbk PT	7,054,400	434
Hexindo Adiperkasa Tbk PT	68,800	24
Japfa Comfeed Indonesia Tbk PT	984,400	75
Kawasan Industri Jababeka Tbk PT *	7,458,000	62
Panin Financial Tbk PT *	3,468,300	59
Prima Andalan Mandiri Tbk PT	179,142	60
Surya Semesta Internusa Tbk PT *	4,717,400	133
Triputra Agro Persada PT	2,698,127	94
United Tractors Tbk PT	4,506,775	6,364
		11,102

Ireland — 2.3%
Accenture PLC, Cl A	122,613	40,847
AerCap Holdings NV *	24,479	1,670
AIB Group PLC	6,500,000	30,170
Aon PLC, Cl A	154,680	50,811
Bank of Ireland Group PLC	1,769,029	16,580
James Hardie Industries PLC *	951,631	30,741
		170,819

Israel — 1.4%
Camtek Ltd/Israel *	24,265	1,540
Check Point Software Technologies Ltd *	399,567	58,337
CyberArk Software Ltd *	22,742	4,532
Isracard Ltd	18	–
Monday.com Ltd *(A)	57,886	10,410
Nice Ltd ADR *(A)	49,337	9,362
Nova Ltd *	4,423	569
Wix.com Ltd *	178,619	18,130
		102,880

Italy — 1.0%
A2A SpA	1,051,889	2,264
Assicurazioni Generali SpA	364,116	7,550
Banca IFIS SpA	11,515	197
Banca Mediolanum SpA	98,679	879
Banca Popolare di Sondrio SPA	61,540	382
BPER Banca	325,333	1,218
Brunello Cucinelli SpA	16,626	1,379
Buzzi SpA	10,341	302
Coca-Cola HBC AG	72,491	2,015
d'Amico International Shipping SA	4,250	25
Danieli & C Officine Meccaniche SpA	5,930	131
Enel SpA	3,622,727	25,638
Ferrari NV	26,963	9,726
Intesa Sanpaolo SpA (A)	3,301,088	9,514
Iveco Group NV *	146,548	1,193
Leonardo SpA	186,879	2,869
Prysmian SpA	24,190	933

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Recordati Industria Chimica e Farmaceutica SpA	24,463	$1,179
Saipem SpA *	607,262	975
Sanlorenzo SpA/Ameglia	1,602	70
Telecom Italia SpA/Milano *	2,992,259	870
Terna - Rete Elettrica Nazionale	112,407	907
UniCredit SpA	212,644	5,797
		76,013

Japan — 10.6%
A&D HOLON Holdings Co Ltd	7,000	89
ABC-Mart Inc	20,200	333
Access Co Ltd *	4,900	24
Adastria Co Ltd	44,200	1,136
Ad-sol Nissin Corp	1,900	21
Advance Residence Investment Corp ‡	650	1,429
Advantest Corp	913,100	28,912
Adways Inc	7,000	26
AEON Financial Service Co Ltd	152,200	1,304
Ai Holdings Corp	28,400	475
Aica Kogyo Co Ltd	3,100	70
Air Water Inc	71,900	944
Aisan Industry Co Ltd	22,900	203
Akita Bank Ltd/The	2,200	29
Alfresa Holdings Corp	30,000	482
Alpha Systems Inc	1,300	25
AlphaPolis Co Ltd *	1,600	23
Alps Logistics Co Ltd	5,800	63
Amano Corp	3,100	66
ANA Holdings Inc *	327,300	6,757
Anest Iwata Corp	8,300	61
Anritsu Corp	163,200	1,417
AOKI Holdings Inc	25,600	205
Arealink Co Ltd	2,000	39
Artner Co Ltd	6,300	77
Asahi Group Holdings Ltd	152,200	5,616
ASAHI YUKIZAI CORP	3,100	89
Asics Corp	31,200	1,116
Ateam Inc	20,100	93
Atrae Inc *	19,300	94
Avant Group Corp	13,200	133
Avex Inc	10,200	96
Awa Bank Ltd/The	12,300	208
Axell Corp	17,000	243
Axial Retailing Inc	500	13
Azbil Corp	63,800	2,059
Bandai Namco Holdings Inc	84,000	1,672
Bank of Iwate Ltd/The	5,400	90
Bank of Saga Ltd/The	1,800	23
baudroie inc *	5,400	115
Bewith Inc	9,400	144
BIPROGY Inc	96,000	2,775
Bridgestone Corp	70,300	2,900

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Brother Industries Ltd	2,312,000	$39,035
Business Brain Showa-Ota Inc	2,400	35
Business Engineering Corp	3,200	96
Canon Electronics Inc	3,000	40
Capcom Co Ltd	294,760	9,935
Carlit Holdings Co Ltd	23,800	152
Cellebrite DI Ltd *	5,934	50
Celsys Inc	6,600	33
Central Japan Railway Co	86,200	2,070
Central Security Patrols Co Ltd	8,200	136
Chino Corp	2,200	31
Chiyoda Co Ltd	4,400	25
Chiyoda Integre Co Ltd	1,400	29
Chori Co Ltd	3,400	64
Chuetsu Pulp & Paper Co Ltd	2,300	27
COLOPL Inc	148,800	613
Comforia Residential REIT Inc ‡	527	1,134
Comture Corp	16,300	222
Creek & River Co Ltd	5,300	75
CTS Co Ltd	4,400	20
Cube System Inc	2,800	21
Daicel Corp	232,100	2,231
Dai-Dan Co Ltd	9,000	90
Daihatsu Diesel Manufacturing Co Ltd	22,200	147
Daiichi Jitsugyo Co Ltd	1,500	19
Dai-ichi Life Holdings Inc	119,000	2,480
Daiichi Sankyo Co Ltd	133,600	3,615
Dainichiseika Color & Chemicals Manufacturing Co Ltd	6,200	93
Daishinku Corp	6,800	39
Daisue Construction Co Ltd	3,500	32
Daitron Co Ltd	1,700	34
Daiwa Industries Ltd	2,700	26
Daiwa Securities Group Inc	881,700	5,698
Denso Corp	290,000	4,539
Descente Ltd	37,900	1,091
Digital Arts Inc	10,800	352
Digital Information Technologies Corp	2,400	27
Direct Marketing MiX Inc	18,100	56
DMG Mori Co Ltd	4,900	88
Doshisha Co Ltd	1,200	17
East Japan Railway Co	56,400	3,050
Ehime Bank Ltd/The	6,800	46
Eiken Chemical Co Ltd	34,900	389
Elecom Co Ltd	47,500	522
Elematec Corp	9,500	114
en Japan Inc	17,000	298
Entrust Inc	3,400	20
ERI Holdings Co Ltd	3,900	45
Fabrica Communications Co Ltd	2,600	31
Fast Retailing Co Ltd	27,100	6,872
Fibergate Inc/Japan	3,500	23

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
First Bank of Toyama Ltd/The	14,100	$75
Foster Electric Co Ltd	8,100	61
Fudo Tetra Corp	2,000	30
Fuji Corp/Aichi	13,900	236
Fuji Electric Co Ltd	88,900	3,729
Fuji Kosan Co Ltd	10,000	124
Fuji Oil Co Ltd	19,400	48
Fujimori Kogyo Co Ltd	1,500	39
Fujitsu Ltd	132,300	18,901
Fukui Computer Holdings Inc	3,300	59
Fukuoka Financial Group Inc	432,400	10,041
Fukushima Galilei Co Ltd	2,800	93
Funai Soken Holdings Inc	5,200	89
Furyu Corp	13,700	114
Futaba Industrial Co Ltd	18,600	108
Future Corp	16,000	195
Gakken Holdings Co Ltd	18,400	122
Gakujo Co Ltd	11,500	157
Gamecard-Joyco Holdings Inc	5,800	90
Glory Ltd	16,100	302
Greens Co Ltd	2,100	28
GungHo Online Entertainment Inc	128,800	1,997
H2O Retailing Corp	19,300	215
Hakuhodo DY Holdings Inc	73,800	557
Hankyu Hanshin Holdings Inc	65,300	1,975
Hard Off Corp Co Ltd	4,200	43
Heiwa Corp	14,700	209
Hibiya Engineering Ltd	2,300	37
Hikari Tsushin Inc	12,800	1,991
Hioki EE Corp	4,300	191
Hisamitsu Pharmaceutical Co Inc	43,800	1,368
Hitachi Construction Machinery Co Ltd	94,300	2,446
Hitachi Ltd	26,300	1,830
Hochiki Corp	2,200	25
Hodogaya Chemical Co Ltd	1,000	24
Hokkaido Gas Co Ltd	1,700	26
Honda Motor Co Ltd	188,100	1,920
Horiba Ltd	7,500	505
Hosokawa Micron Corp	3,800	109
Hotland Co Ltd	2,800	37
Hoya Corp	218,300	24,608
Hyakujushi Bank Ltd/The	13,000	228
Ichikoh Industries Ltd	29,600	108
Icom Inc	1,400	31
IG Port Inc	1,500	42
I'll Inc	3,100	75
IMAGICA GROUP Inc	5,800	25
Integrated Design & Engineering Holdings Co Ltd	2,400	53
Intelligent Wave Inc	4,300	30
Invincible Investment Corp ‡	5,476	2,222
I-PEX Inc	6,700	83

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Iriso Electronics Co Ltd	5,600	$151
ISB Corp	4,900	50
Isuzu Motors Ltd	325,600	4,307
ITmedia Inc	9,800	64
Ito En Ltd	63,100	1,919
Itochu Enex Co Ltd	9,200	95
Iwaki Co Ltd	3,900	54
Iwatani Corp	51,700	2,485
Izumi Co Ltd	2,600	62
Japan Airlines Co Ltd	57,300	1,090
Japan Airport Terminal Co Ltd	20,900	919
Japan Aviation Electronics Industry Ltd	1,900	38
Japan Electronic Materials Corp	14,900	158
Japan Elevator Service Holdings Co Ltd	2,700	43
Japan Exchange Group Inc	109,100	2,228
Japan Lifeline Co Ltd	48,300	380
Japan Medical Dynamic Marketing Inc	20,000	95
Japan Post Holdings Co Ltd	202,600	1,788
Japan Post Insurance Co Ltd	283,400	5,301
Japan Transcity Corp	6,000	25
Jeol Ltd	3,400	135
JK Holdings Co Ltd	3,500	23
Justsystems Corp	8,600	194
Kadokawa Corp	9,500	171
Kaga Electronics Co Ltd	8,500	381
Kajima Corp	97,400	1,539
Kakaku.com Inc	67,500	766
Kamakura Shinsho Ltd (A)	13,900	55
Kanaden Corp	3,400	34
Kansai Electric Power Co Inc/The	247,700	3,302
Kansai Paint Co Ltd	10,600	161
Kao Corp	444,500	17,126
Kato Works Co Ltd	4,600	39
KAWADA TECHNOLOGIES Inc	2,700	128
Kawasaki Kisen Kaisha Ltd	88,200	3,096
KDDI Corp	245,500	7,680
KDX Realty Investment Corp ‡	1,147	1,315
Keikyu Corp	210,200	1,794
Kewpie Corp	103,700	1,810
Keyence Corp	61,300	26,268
Kimura Unity Co Ltd	4,900	47
Kitz Corp	10,200	79
KNT-CT Holdings Co Ltd *	2,700	23
Koa Shoji Holdings Co Ltd	5,200	26
Koatsu Gas Kogyo Co Ltd	5,100	28
Komatsu Ltd	1,424,800	36,354
Komatsu Wall Industry Co Ltd	1,400	28
Konami Group Corp	19,800	980
Kondotec Inc	3,600	28
Konica Minolta Inc *	266,200	843
Konishi Co Ltd	2,000	35
Konoike Transport Co Ltd	4,400	59

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kotobuki Spirits Co Ltd	128,000	$2,033
Kubota Corp	290,700	4,167
Kyodo Printing Co Ltd	1,700	41
Kyushu Electric Power Co Inc *	443,700	2,973
Kyushu Leasing Service Co Ltd	5,100	32
Kyushu Railway Co	96,700	2,022
LAC Co Ltd	6,400	32
LaKeel Inc *	5,000	58
Lawson Inc	11,400	565
Lifedrink Co Inc	2,900	76
LIFULL Co Ltd	47,500	63
LIKE Inc	5,300	49
Look Holdings Inc	2,200	37
Macnica Holdings Inc	67,500	3,339
Maezawa Industries Inc	3,800	25
Makita Corp	629,700	16,714
Mani Inc	75,400	1,118
MarkLines Co Ltd	3,400	64
Maruzen Showa Unyu Co Ltd	1,200	30
Matching Service Japan Co Ltd	10,500	89
Maxell Ltd	49,300	553
Mazda Motor Corp	420,900	4,494
MCJ Co Ltd	12,300	89
Media Do Co Ltd *	4,100	42
Medical System Network Co Ltd, Cl A	5,800	26
Medipal Holdings Corp	5,800	92
Megachips Corp	13,300	381
Meidensha Corp	17,700	293
Meisei Industrial Co Ltd	17,100	130
Members Co Ltd	3,100	23
Micronics Japan Co Ltd	25,300	656
MIMAKI ENGINEERING CO LTD	10,100	66
Mimasu Semiconductor Industry Co Ltd	12,800	240
MINEBEA MITSUMI Inc	1,153,700	21,953
Miroku Jyoho Service Co Ltd	11,800	139
Mitani Sangyo Co Ltd	10,700	24
Mitsuba Corp	17,900	113
Mitsubishi Chemical Group Corp	571,500	3,744
Mitsubishi Electric Corp	142,600	1,938
Mitsubishi Heavy Industries Ltd	67,100	3,753
Mitsubishi Kakoki Kaisha Ltd	1,800	40
Mitsubishi Logisnext Co Ltd	4,100	37
Mitsubishi Shokuhin Co Ltd	3,900	128
Mitsui & Co Ltd	172,900	6,306
Mitsui Fudosan Logistics Park Inc ‡	386	1,219
Miura Co Ltd	19,300	374
MIXI Inc	264,700	4,328
Mizuho Financial Group Inc	265,500	4,511
Mizuno Corp	2,500	68
Moriroku Holdings Co Ltd	5,600	112
Morita Holdings Corp	3,800	39
MS&AD Insurance Group Holdings Inc	33,900	1,269

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nagoya Railroad Co Ltd	148,000	$2,167
NEC Corp	234,300	13,059
NEOJAPAN Inc	12,800	90
NET One Systems Co Ltd	16,100	224
Nice Corp	2,600	28
Nichias Corp	13,500	288
Nichirei Corp	85,500	1,865
Nifco Inc/Japan	53,900	1,317
Nihon Chouzai Co Ltd	5,600	49
Nihon Denkei Co Ltd	4,400	55
Nihon Kohden Corp	59,600	1,497
Nihon M&A Center Holdings Inc	42,100	195
Nihon Trim Co Ltd	2,800	59
Nikon Corp	4,000,000	38,543
Nippon Ceramic Co Ltd	10,500	208
Nippon Chemical Industrial Co Ltd	1,900	26
Nippon Concept Corp	1,900	22
Nippon Dry-Chemical Co Ltd	200	3
Nippon Gas Co Ltd	4,200	64
Nippon Light Metal Holdings Co Ltd	4,700	54
Nippon Paint Holdings Co Ltd	638,200	4,768
Nippon Road Co Ltd/The	3,500	45
Nippon Sanso Holdings Corp	151,100	3,969
Nippon Seiki Co Ltd	7,600	65
Nippon Shinyaku Co Ltd	56,700	2,045
Nippon Thompson Co Ltd	41,300	165
Nippon Yusen KK	45,500	1,223
Nishimatsuya Chain Co Ltd	2,800	41
Nishi-Nippon Financial Holdings Inc	5,600	62
Nissan Motor Co Ltd	1,789,800	7,057
Nissan Tokyo Sales Holdings Co Ltd	86,600	257
Nissei ASB Machine Co Ltd	2,000	67
Nissha Co Ltd	8,700	87
Nissin Corp	2,100	36
Nissin Foods Holdings Co Ltd	61,500	6,101
Nisso Holdings Co Ltd	8,500	45
Nitto Kogyo Corp	6,000	146
Nitto Kohki Co Ltd	2,900	37
Nitto Seiko Co Ltd	16,700	64
Nittoc Construction Co Ltd	6,400	45
Nohmi Bosai Ltd	6,300	80
Noritz Corp	7,900	80
NS Solutions Corp	8,600	270
NSD Co Ltd	6,800	129
NSK Ltd	5,300	28
Obara Group Inc	1,400	35
OBIC Business Consultants Co Ltd	33,000	1,509
Obic Co Ltd	46,100	7,077
Ohba Co Ltd	4,100	25
Ohsho Food Service Corp	1,200	65
OIE Sangyo Co Ltd	2,000	26
Okabe Co Ltd	6,100	29

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Okamoto Industries Inc	1,700	$63
Okamura Corp	11,400	164
Okura Industrial Co Ltd	3,100	59
Olympus Corp	448,900	6,577
Ono Pharmaceutical Co Ltd	33,400	615
Onward Holdings Co Ltd	84,200	285
Optim Corp *	26,600	152
Optorun Co Ltd	26,600	293
Oracle Corp Japan	53,900	4,169
Orix JREIT Inc ‡	1,370	1,616
Oro Co Ltd	5,200	88
Otsuka Corp	139,800	5,707
PAL GROUP Holdings Co Ltd	9,800	155
Pasco Corp	2,300	26
PCA Corp	2,600	21
Persol Holdings Co Ltd	565,800	975
Pickles Holdings Co Ltd	3,100	25
Pigeon Corp	409,000	4,590
Pilot Corp	700	21
PR Times Corp *	7,200	84
Prestige International Inc	15,900	70
Pronexus Inc	16,200	132
Proto Corp	3,800	34
QB Net Holdings Co Ltd	3,700	38
Qol Holdings Co Ltd	13,500	156
R&D Computer Co Ltd	4,500	28
Rasa Corp	4,500	46
Rasa Industries Ltd	1,800	26
Recruit Holdings Co Ltd	264,800	9,860
Resona Holdings Inc	3,913,100	20,342
Resorttrust Inc	104,500	1,591
Rheon Automatic Machinery Co Ltd	1,622	17
Ricoh Co Ltd	81,600	666
Riken Technos Corp	6,700	39
Riso Kagaku Corp	2,300	43
Riso Kyoiku Co Ltd	33,700	55
Rix Corp	1,400	31
Rohto Pharmaceutical Co Ltd	180,700	3,777
RS Technologies Co Ltd	5,100	99
Ryohin Keikaku Co Ltd	45,000	711
Sac's Bar Holdings Inc	6,500	39
Saizeriya Co Ltd	4,100	159
Sakai Heavy Industries Ltd	1,000	40
Sakai Moving Service Co Ltd	2,000	35
Sakata INX Corp	4,200	37
Sangetsu Corp	19,500	378
Sanix Inc *	20,800	54
Sanken Electric Co Ltd	3,200	164
Sanko Metal Industrial Co Ltd	900	29
Sansha Electric Manufacturing Co Ltd	3,900	37
Santen Pharmaceutical Co Ltd	459,600	4,349
Sanwa Holdings Corp	197,600	2,835

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sanyo Denki Co Ltd	2,200	$91
Sanyo Shokai Ltd	11,300	206
Sato Holdings Corp	4,400	61
Sawai Group Holdings Co Ltd	2,300	77
SB Technology Corp	5,500	93
SCREEN Holdings Co Ltd	84,300	6,141
Scroll Corp	19,200	120
SCSK Corp	172,200	3,173
Seika Corp	1,500	27
Seiko Epson Corp	58,200	865
Seiko Group Corp	10,100	171
Sekisui Jushi Corp	1,500	25
SERAKU Co Ltd	12,200	111
Seven & i Holdings Co Ltd	157,900	5,869
SFP Holdings Co Ltd	4,200	63
Sharp Corp/Japan *	221,700	1,388
Shibusawa Warehouse Co Ltd/The	2,400	46
Shibuya Corp	1,500	26
SHIFT Inc *	1,300	303
Shimamura Co Ltd	54,000	6,047
Shimano Inc	76,400	11,760
Shinagawa Refractories Co Ltd	6,500	75
Shin-Etsu Polymer Co Ltd	10,100	98
Shinnihon Corp	3,800	29
Shinnihonseiyaku Co Ltd	3,300	35
Shinsho Corp	1,200	46
Shizuoka Financial Group Inc	147,100	1,190
Shofu Inc	1,700	31
SIGMAXYZ Holdings Inc	6,900	62
Sinfonia Technology Co Ltd	4,900	68
SMK Corp	1,400	24
SMS Co Ltd	784,700	14,915
Sodick Co Ltd	4,800	24
Softcreate Holdings Corp	2,900	33
Solasto Corp	16,800	67
Sompo Holdings Inc	21,000	960
Sony Group Corp	10,700	928
Sotetsu Holdings Inc	54,800	994
Sprix Inc	2,400	13
St Marc Holdings Co Ltd	3,500	47
Star Micronics Co Ltd	14,100	179
Subaru Corp	998,800	17,708
Subaru Enterprise Co Ltd	500	45
Sumitomo Bakelite Co Ltd	1,300	62
Sumitomo Mitsui Financial Group Inc	223,400	10,968
Sumitomo Pharma Co Ltd	27,700	88
Sumitomo Riko Co Ltd	12,600	88
Sumitomo Seika Chemicals Co Ltd	3,000	102
Sun-Wa Technos Corp	8,400	127
Suzuken Co Ltd/Aichi Japan	57,600	1,965
Synchro Food Co Ltd *	4,900	24
System Research Co Ltd	1,600	39

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
System Support Inc	2,300	$29
Systems Engineering Consultants Co Ltd	1,200	35
Systena Corp	44,900	90
T RAD Co Ltd	2,700	58
Taiheiyo Cement Corp	95,000	1,785
Taiho Kogyo Co Ltd, Cl A	5,300	31
Taisho Pharmaceutical Holdings Co Ltd	37,000	2,175
Takamatsu Construction Group Co Ltd	4,700	84
Takara & Co Ltd	3,700	62
Takara Holdings Inc	19,100	157
Takara Standard Co Ltd	8,100	97
Takashima & Co Ltd	3,900	25
Takashimaya Co Ltd	193,900	2,613
Takeda Pharmaceutical Co Ltd	326,400	9,196
Takeuchi Manufacturing Co Ltd	54,600	1,597
Takuma Co Ltd	16,700	184
Tamron Co Ltd	1,400	42
Tanabe Consulting Group Co Ltd	3,600	25
TechMatrix Corp	9,400	110
Teikoku Electric Manufacturing Co Ltd	10,100	206
Temairazu Inc	4,000	68
Tera Probe Inc	2,400	101
TIS Inc	169,400	3,583
TKC Corp	3,000	72
Tobishima Corp	4,600	40
Tobu Railway Co Ltd	35,000	865
Tocalo Co Ltd	4,100	40
Tochigi Bank Ltd/The	31,100	67
Toei Animation Co Ltd	172,700	17,955
Toho Co Ltd/Tokyo	110,900	3,849
Toho Gas Co Ltd	4,900	87
Toho Holdings Co Ltd	52,400	1,145
Tokyo Kiraboshi Financial Group Inc	3,900	113
Tokyo Rope Manufacturing Co Ltd	2,700	25
Tokyo Seimitsu Co Ltd	39,600	2,297
Tokyu Corp	270,100	3,171
Tokyu Fudosan Holdings Corp	583,300	3,606
Toli Corp	9,800	22
Tomy Co Ltd	31,200	439
TOPPAN Holdings Inc	8,800	206
Toray Industries Inc	3,224,000	16,729
Toshiba TEC Corp	7,500	148
Tosho Co Ltd	20,300	112
TOTO Ltd	19,600	503
Towa Pharmaceutical Co Ltd	7,600	127
Toyo Engineering Corp *	25,300	121
Toyo Tire Corp	5,500	91
Toyokumo Inc	2,200	22
Toyota Boshoku Corp	30,100	519
Toyota Tsusho Corp	16,400	909
Trancom Co Ltd	600	31
Transaction Co Ltd	3,400	49

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Transcosmos Inc	3,200	$67
Trend Micro Inc/Japan	146,400	7,441
Trusco Nakayama Corp	6,700	108
Tsubakimoto Chain Co	6,500	166
Tsubakimoto Kogyo Co Ltd	900	37
Tsugami Corp	29,800	248
Ubicom Holdings Inc	3,800	44
Union Tool Co	3,500	80
Unipres Corp	14,900	100
United Arrows Ltd	11,600	154
USS Co Ltd	38,700	757
V Technology Co Ltd	7,200	129
Valor Holdings Co Ltd	3,000	48
ValueCommerce Co Ltd	9,800	92
Vector Inc	14,500	107
Vision Inc/Tokyo Japan *	6,900	54
Visional Inc *	34,100	1,838
Vital KSK Holdings Inc	6,300	46
Wacom Co Ltd	23,300	108
Waseda Academy Co Ltd	3,800	41
Will Group Inc	3,600	27
WingArc1st Inc	5,800	129
Wowow Inc	2,300	17
Xebio Holdings Co Ltd	15,700	100
YAMABIKO Corp	4,300	43
YAMADA Consulting Group Co Ltd	2,000	25
Yamae Group Holdings Co Ltd	9,100	213
Yamaha Motor Co Ltd	125,300	3,201
Yamaichi Electronics Co Ltd	10,700	137
Yamashin-Filter Corp	19,900	46
Yamato Kogyo Co Ltd	44,000	2,221
Yamazen Corp	12,800	104
YE DIGITAL Corp	9,200	51
Yokogawa Electric Corp	164,700	3,121
Yokowo Co Ltd	26,400	280
Yorozu Corp	4,600	28
Yossix Holdings Co Ltd	11,900	245
Yushin Precision Equipment Co Ltd	5,700	26
Zenrin Co Ltd	4,100	25
Zensho Holdings Co Ltd	35,400	1,967
ZERIA Pharmaceutical Co Ltd	4,200	58
ZIGExN Co Ltd	34,200	124
		796,129

Jordan — 0.0%
Hikma Pharmaceuticals PLC	20,637	450

Luxembourg — 0.7%
ArcelorMittal SA	1,012,098	25,498
Spotify Technology SA *	132,426	24,513
		50,011

Macao — 0.6%
Galaxy Entertainment Group Ltd	3,508,000	18,146

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MGM China Holdings Ltd *	1,402,800	$1,543
Sands China Ltd *	9,350,000	22,937
Wynn Macau Ltd *	1,120,400	803
		43,429

Malaysia — 0.0%
Alliance Bank Malaysia Bhd	48,400	35
Bermaz Auto Bhd	72,200	36
Fraser & Neave Holdings Bhd	8,200	49
Gas Malaysia Bhd	39,700	26
Hong Leong Financial Group Bhd	55,520	192
Jaya Tiasa Holdings BHD	301,300	63
Kerjaya Prospek Group Bhd	138,000	42
Pantech Group Holdings Bhd	216,400	40
Wellcall Holdings Bhd	110,000	39
YTL Corp Bhd	2,053,400	683
YTL Power International Bhd	3,119,600	1,587
		2,792

Mexico — 0.1%
America Movil SAB de CV	558,676	507
Grupo Financiero Inbursa SAB de CV, Cl O	391,900	961
Ternium SA ADR	220,521	8,717
		10,185

Netherlands — 5.7%
ABN AMRO Bank NV	265,198	3,563
Argenx SE ADR *	2,912	1,312
ASM International NV	1,864	957
ASML Holding NV	68,539	46,590
ING Groep NV	2,381,434	33,462
Koninklijke Ahold Delhaize NV	1,050,770	30,451
Koninklijke KPN NV	608,150	2,088
Koninklijke Philips NV *	3,503,429	71,750
Koninklijke Vopak NV	65,018	2,235
Randstad NV	658,589	39,163
Signify NV	1,800,000	52,359
Stellantis NV	1,796,727	39,016
Universal Music Group NV	1,141,343	30,186
Wolters Kluwer NV	524,354	72,259
		425,391

New Zealand — 0.0%
Xero Ltd *	11,733	802

Norway — 0.4%
AutoStore Holdings Ltd *	4,707,307	7,837
DNB Bank ASA	201,496	3,853
Gjensidige Forsikring ASA	869,104	14,683
Hoegh Autoliners ASA	25,455	206
MPC Container Ships ASA	291,948	376
Odfjell SE, Cl A	3,058	32
Seadrill Ltd *	20,056	894
		27,881

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Philippines — 0.0%
BDO Unibank Inc	651,606	$1,568
SM Investments Corp	75,110	1,108
		2,676

Poland — 0.2%
Bank Polska Kasa Opieki SA	23,542	829
Eurocash SA	13,261	55
ING Bank Slaski SA *	719	44
Lubelski Wegiel Bogdanka SA	8,005	67
Powszechna Kasa Oszczednosci Bank Polski SA *	112,839	1,344
Powszechny Zaklad Ubezpieczen SA	906,204	10,356
Rainbow Tours SA	4,051	46
Santander Bank Polska SA *	22,834	2,843
		15,584

Portugal — 0.1%
Banco Comercial Portugues SA, Cl R *	3,644,328	1,225
Jeronimo Martins SGPS SA	96,760	2,397
Mota-Engil SGPS SA	9,187	37
Navigator Co SA/The	9,822	40
		3,699

Qatar — 0.1%
Aamal Co	591,595	136
Gulf International Services QSC	1,844,084	1,388
Ooredoo QPSC	654,105	1,849
Qatar Insurance Co SAQ *	283,249	188
Qatar Islamic Bank SAQ	175,613	916
Qatari Investors Group QSC	229,054	103
		4,580

Romania — 0.0%
NEPI Rockcastle NV	162,431	994

Russia — 0.0%
Globaltrans Investment PLC GDR *(B)	6,013	–

Saudi Arabia — 0.7%
Al Babtain Power & Telecommunication Co	49,248	324
Al Hammadi Holding	102,565	1,558
Al-Dawaa Medical Services Co	24,332	663
Arab National Bank	385,848	2,468
Arabian Centres Co Ltd	37,322	198
Arabian Internet & Communications Services Co	44,484	3,693
Arabian Pipes Co *	22,728	670
Astra Industrial Group	125,930	3,719
Catrion Catering Holding Co	23,600	713
Co for Cooperative Insurance/The	29,460	968
Dar Al Arkan Real Estate Development Co *	476,411	1,892
Electrical Industries Co	91,740	61
Elm Co	45,880	9,106
Etihad Etisalat Co	1,299,254	16,000

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gulf Insurance Group	39,751	$281
Leejam Sports Co JSC	13,945	614
Middle East Specialized Cables Co *	22,084	108
Mobile Telecommunications Co Saudi Arabia	7,481	28
National Agriculture Development Co/The *	81,131	493
Saudi Arabian Cooperative Insurance Co *	26,587	100
Saudi Electricity Co	1,116,359	5,374
Saudi Marketing Co	45,631	262
Saudi Telecom Co	346,442	3,551
Saudia Dairy & Foodstuff Co	19,524	1,660
Zamil Industrial Investment Co *	7,748	42
		54,546

Singapore — 0.4%
DBS Group Holdings Ltd	289,800	6,892
Genting Singapore Ltd	3,590,600	2,462
Grab Holdings Ltd, Cl A *	389,026	1,183
Jardine Cycle & Carriage Ltd	10,400	222
Marco Polo Marine Ltd *	1,552,200	57
Oversea-Chinese Banking Corp Ltd	274,600	2,580
Seatrium Ltd *	14,366,900	1,130
Sembcorp Industries Ltd	640,500	2,467
Singapore Airlines Ltd	3,204,200	15,222
Singapore Exchange Ltd	196,500	1,388
		33,603

South Africa — 0.9%
AECI Ltd	24,348	133
ArcelorMittal South Africa Ltd *	55,698	3
Clicks Group Ltd	1,987,151	30,949
Exxaro Resources Ltd	22,986	228
Momentum Metropolitan Holdings	838,302	890
OUTsurance Group Ltd	123,559	270
Sanlam Ltd	354,386	1,270
Tiger Brands Ltd	3,076,111	29,698
Truworths International Ltd	267,228	1,080
Zeda Ltd/South Africa *	7,065	5
		64,526

South Korea — 4.0%
Ahnlab Inc	2,662	143
BNK Financial Group Inc	875,082	4,863
Daeduck Co Ltd	8,141	41
DGB Financial Group Inc	60,276	397
Doosan Bobcat Inc	49,526	1,751
E1 Corp	933	45
Fila Holdings Corp	1,250,000	37,060
Gravity Co Ltd ADR *	1,987	145
Hana Financial Group Inc	371,423	11,991
Huons Co Ltd	1,660	48
Hyundai Motor Co	9,887	1,412
Innocean Worldwide Inc	3,018	47
KB Financial Group Inc	278,825	11,325

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kia Corp	42,056	$2,800
Korea Airport Service Co Ltd *	762	27
KT&G Corp	685,000	46,829
LEENO Industrial Inc	7,984	1,236
LG Corp	615,460	40,120
LG Electronics Inc	129,455	10,305
LG H&H Co Ltd	105,000	27,142
LG HelloVision Co Ltd	10,849	28
LG Uplus Corp	229,176	1,865
Lotte Data Communication Co	2,142	45
Mgame Corp *	3,992	20
Multicampus Co Ltd	1,193	30
OCI Co Ltd/New *	3,312	271
Sajodaerim Corp	1,207	30
Samsung Biologics Co Ltd *	1,735	975
Samsung Electronics Co Ltd	1,400,723	79,039
Shinhan Financial Group Co Ltd	528,798	15,124
SK Bioscience Co Ltd *	18,285	964
SK Hynix Inc	22,975	2,385
Tongyang Life Insurance Co Ltd *	18,051	62
		298,565

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	40,244	1,609
Aena SME SA	11,250	1,939
Amadeus IT Group SA, Cl A	333,899	22,886
Banco Bilbao Vizcaya Argentaria SA	594,123	5,514
Banco Santander SA	1,765,111	7,320
CaixaBank SA	5,744,759	25,894
Cia de Distribucion Integral Logista Holdings SA	39,194	1,017
Iberdrola SA	239,867	2,969
Industria de Diseno Textil SA	1,982,841	81,844
		150,992

Sweden — 2.6%
AAK AB	52,429	1,066
Alfa Laval AB	34,946	1,305
Assa Abloy AB, Cl B	1,154,561	29,605
Atlas Copco AB, Cl A	572,522	8,846
Elekta AB, Cl B	138,418	1,081
Essity AB, Cl B	774,480	19,401
Fastighets AB Balder, Cl B *	584,454	3,450
H & M Hennes & Mauritz AB, Cl B	1,201,364	19,249
Hexagon AB, Cl B	2,206,810	22,092
Indutrade AB	51,116	1,122
Investor AB, Cl B	378,296	7,863
Munters Group AB	120,555	1,687
Mycronic AB	3,748	85
Securitas AB, Cl B	2,665,989	24,027
Skandinaviska Enskilda Banken AB, Cl A	135,676	1,644
SKF AB, Cl B	257,852	4,850

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Svenska Handelsbanken AB, Cl A	300,366	$2,849
Volvo AB, Cl B	2,056,824	47,746
		197,968

Switzerland — 4.8%
ABB Ltd	334,394	13,348
Accelleron Industries AG	56,935	1,646
Adecco Group AG	22,594	1,093
Aryzta AG *	461,563	855
Belimo Holding AG	1,065	522
BKW AG	18,152	3,223
Chocoladefabriken Lindt & Spruengli AG	301	3,745
Georg Fischer AG	6,992	461
Givaudan SA	885	3,330
Julius Baer Group Ltd	399,963	20,349
Kuehne + Nagel International AG	35,003	10,192
Logitech International SA	167,484	14,685
Lonza Group AG	4,109	1,599
Nestle SA	244,100	27,890
Novartis AG	192,306	18,825
On Holding AG, Cl A *	35,906	1,042
Partners Group Holding AG	41,875	55,501
Roche Holding AG	296,235	80,417
Sandoz Group AG *	34,281	986
Schindler Holding AG	36,840	8,293
Siegfried Holding AG	1,554	1,409
Swatch Group AG/The, Cl B	213,819	56,433
UBS Group AG	1,186,241	33,600
Zehnder Group AG	2,587	145
		359,589

Taiwan — 4.0%
Accton Technology Corp	110,000	1,877
Acer Inc	2,702,000	3,045
ACES Electronic Co Ltd	45,000	44
Adlink Technology Inc	66,890	129
Alltop Technology Co Ltd	22,000	130
Ampire Co Ltd	78,000	97
Apacer Technology Inc	74,000	143
Arcadyan Technology Corp	430,000	2,250
ASROCK Inc	310,634	2,118
Asustek Computer Inc	1,613,000	20,317
Axiomtek Co Ltd	21,987	62
Azurewave Technologies Inc *	304,000	436
Chicony Electronics Co Ltd	170,000	868
Chin-Poon Industrial Co Ltd	211,000	330
ChipMOS Technologies Inc	143,000	187
Compal Electronics Inc	4,447,000	4,399
Cyberlink Corp	55,000	167
CyberPower Systems Inc	700	5
D-Link Corp	558,000	364
Elan Microelectronics Corp	60,000	291
Elite Material Co Ltd	118,000	1,435

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Elitegroup Computer Systems Co Ltd	100,000	$93
Ennoconn Corp	167,000	1,470
Eva Airways Corp	1,253,000	1,255
Evergreen Marine Corp Taiwan Ltd	988,800	3,545
FocalTech Systems Co Ltd	82,000	339
Formosa Advanced Technologies Co Ltd	34,000	43
Gemtek Technology Corp	1,269,000	1,383
General Interface Solution Holding Ltd	463,184	977
General Plastic Industrial Co Ltd	29,000	32
Getac Holdings Corp	43,000	140
Global Brands Manufacture Ltd	107,000	236
Hannstar Board Corp	552,000	1,004
Holtek Semiconductor Inc	254,000	546
Hon Hai Precision Industry Co Ltd	9,682,000	31,457
Innodisk Corp	360	4
International Games System Co Ltd	128,000	2,729
ITE Technology Inc	100,783	505
Keystone Microtech Corp	22,000	170
L&K Engineering Co Ltd	324,000	1,514
Lanner Electronics Inc	480	2
Largan Precision Co Ltd	580,000	44,373
Lite-On Technology Corp	577,000	2,032
Lotes Co Ltd	398,000	11,797
M31 Technology Corp	11,000	357
Machvision Inc	17,000	108
Makalot Industrial Co Ltd	106,000	1,215
MediaTek Inc	221,000	6,685
Micro-Star International Co Ltd	713,000	4,188
Nexcom International Co Ltd	57,000	88
Nova Technology Corp/Taiwan	12,000	51
Novatek Microelectronics Corp	1,319,311	21,580
Pegatron Corp	415,000	1,079
Pixart Imaging Inc	86,000	445
Pou Chen Corp	4,686,000	4,635
Qisda Corp	38,000	53
Quanta Computer Inc	305,000	1,982
Radiant Opto-Electronics Corp	35,000	148
Raydium Semiconductor Corp	15,000	193
Realtek Semiconductor Corp	1,113,000	16,015
San Fang Chemical Industry Co Ltd	123,000	107
Sercomm Corp	459,000	1,822
Shih Her Technologies Inc	20,000	51
Shiny Brands Group Co Ltd	11,505	111
Silicon Motion Technology Corp ADR	7,098	417
Simplo Technology Co Ltd	456,000	5,554
Sitronix Technology Corp	82,000	759
Solteam Inc	40,000	59
Sunplus Innovation Technology Inc	41,000	235
Sunrex Technology Corp	123,000	218
Supreme Electronics Co Ltd	311,000	556
Syscom Computer Engineering Co	58,000	102
Tainan Enterprises Co Ltd	41,000	39

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Taiwan PCB Techvest Co Ltd	44,936	$63
Taiwan Semiconductor Manufacturing Co Ltd	1,829,000	33,781
Taiwan Semiconductor Manufacturing Co Ltd ADR	420,330	40,902
Taiwan Surface Mounting Technology Corp	173,000	539
Tripod Technology Corp	597,000	3,688
UDE Corp	122,000	243
United Integrated Services Co Ltd	318,000	2,489
Weblink International Inc	41,000	74
Wistron Information Technology & Services Corp	1	–
Wistron NeWeb Corp	708,280	3,095
Wiwynn Corp	26,000	1,465
WPG Holdings Ltd	189,000	469
Yield Microelectronics Corp	53,146	233
Youngtek Electronics Corp	24,000	46
Yuanta Financial Holding Co Ltd	3,517,000	2,927
		303,206

Thailand — 0.7%
Bangchak Corp PCL NVDR	941,800	1,165
Bangkok Bank PCL	1,335,300	5,732
Bangkok Bank PCL NVDR	3,850,900	16,530
Bangkok Dusit Medical Services PCL NVDR	1,207,400	901
Bumrungrad Hospital PCL	140,200	889
Central Pattana PCL NVDR	475,600	916
Delta Electronics Thailand PCL NVDR	397,700	879
Eastern Water Resources Development and Management PCL NVDR (A)	90,000	11
Kasikornbank PCL NVDR	566,700	2,062
Krung Thai Bank PCL NVDR	2,487,700	1,287
Lam Soon Thailand PCL	30,900	4
Pruksa Holding PCL	108,900	38
PTT Exploration & Production PCL	1,393,000	5,999
PTT Exploration & Production PCL NVDR	1,377,900	5,934
SCB X PCL	2,953,000	8,331
TMBThanachart Bank PCL NVDR	62,287,700	2,727
		53,405

Turkey — 0.2%
Agesa Hayat ve Emeklilik AS	93,734	192
Akbank TAS	6,100,352	7,113
Migros Ticaret AS	40,634	506
Turk Hava Yollari AO *	141,414	1,230
Turkiye Is Bankasi AS, Cl C	1,148,109	853
Turkiye Petrol Rafinerileri AS	643,973	3,413
Yapi ve Kredi Bankasi AS	2,311,251	1,538
		14,845

United Arab Emirates — 0.5%
Abu Dhabi Commercial Bank PJSC	3,540,358	8,098
Abu Dhabi Islamic Bank PJSC	283,540	787
Air Arabia PJSC	1,073,929	787

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dubai Islamic Bank PJSC	783,048	$1,177
Emaar Development PJSC	59,629	111
Emaar Properties PJSC	8,544,726	17,661
Emirates NBD Bank PJSC	1,580,682	7,576
Salik Co PJSC	266,015	232
Sharjah Islamic Bank	89,842	58
Yalla Group Ltd ADR *	5,034	30
		36,517

United Kingdom — 12.3%
3i Group PLC	134,849	3,810
4imprint Group PLC	261	14
AG Barr PLC	5,335	32
Allfunds Group Plc	1,042,891	6,588
Anglo American PLC	279,068	7,567
Aviva PLC	1,531,770	8,096
Barclays PLC	29,622,025	52,890
Berkeley Group Holdings PLC	642	38
BP PLC	7,800,000	47,308
BP PLC ADR	1,023,688	37,150
Breedon Group PLC	38,135	167
Bytes Technology Group PLC	10,108	69
Centrica PLC	10,550,076	19,907
Concentric AB	431	7
Diageo PLC	1,518,831	53,136
Diploma PLC	264,772	11,229
dotdigital group plc	7,099	8
FDM Group Holdings PLC	9,669	48
Ferrexpo PLC *	1,327,424	1,224
GSK PLC	2,180,000	39,172
HSBC Holdings PLC	3,408,888	25,984
Imperial Brands PLC	2,300,000	53,764
International Consolidated Airlines Group SA *	166,955	324
Intertek Group PLC	300,130	15,141
Investec PLC (A)	773,765	5,009
ITV PLC	41,519,153	31,600
J Sainsbury PLC	8,402,347	30,411
London Stock Exchange Group PLC	258,716	29,169
Morgan Sindall Group PLC	293	8
NatWest Group PLC	4,551,139	11,978
Ninety One PLC (A)	138,672	299
QinetiQ Group PLC	12,037	45
Reckitt Benckiser Group PLC	305,190	20,856
RELX PLC	1,523,412	58,641
Rio Tinto PLC ADR	199,813	13,805
Sage Group PLC/The	399,970	5,724
Shell PLC	3,320,021	108,864
Smith & Nephew PLC	1,810,983	23,465
Smiths News PLC	201	–
Standard Chartered PLC	7,231,918	59,802
SThree PLC	3,037	16
Tesco PLC	8,183,677	29,609

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Travis Perkins PLC	1,198,831	$11,489
Unilever PLC	1,257,348	59,986
Whitbread PLC	30,682	1,201
WPP PLC	4,800,000	42,949
		928,599

United States — 2.8%
BRP Inc	284,628	17,592
Experian PLC	627,142	23,048
Harley-Davidson Inc	1,300,000	38,987
Intel Corp	1,177,321	52,626
Kyndryl Holdings Inc *	2,300,000	41,469
Western Union Co/The	3,100,000	36,053
		209,775

Vietnam — 0.1%
Vietnam Dairy Products JSC	2,710,800	7,531

Total Common Stock
(Cost $6,467,200) ($ Thousands)		7,174,268

PREFERRED STOCK — 2.3%
Brazil — 0.4%
Cia De Sanena Do Parana (C)	92,000	99
Cia Energetica de Minas Gerais (C)	3,199,300	7,168
Itau Unibanco Holding SA (C)	1,232,700	7,890
Marcopolo SA (C)	116,300	143
Petroleo Brasileiro SA (C)	1,792,200	12,932
Schulz SA (C)	31,000	46
		28,278

Germany — 1.9%
Henkel AG & Co KGaA (C)	889,679	70,086
Sartorius AG (C)	41,405	13,350
Volkswagen AG (C)	542,595	63,003
		146,439

Total Preferred Stock
(Cost $170,363) ($ Thousands)		174,717

EXCHANGE TRADED FUNDS — 0.0%
United States — 0.0%
iShares Core MSCI EAFE ETF	26,332	1,779
iShares MSCI ACWI ex U.S. ETF	1,000	49
iShares MSCI Emerging Markets ETF	22,557	892

Total Exchange Traded Funds
(Cost $2,712) ($ Thousands)		2,720

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Taiwan — 0.0%
Wistron Corp, Expires 12/18/2023 *	1,191	$–
Wistron NeWeb Corp, Expires 12/05/2023 *	47,281	46
Total Rights
(Cost $—) ($ Thousands)		46

	Shares
AFFILIATED PARTNERSHIP — 0.7%
SEI Liquidity Fund, LP
5.430% **†(D)	50,087,605	50,113

Total Affiliated Partnership
(Cost $50,094) ($ Thousands)		50,113

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	74,497,829	74,498

Total Cash Equivalent
(Cost $74,498) ($ Thousands)		74,498

Total Investments in Securities — 99.4%
(Cost $6,764,867) ($ Thousands)		$7,476,362

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund (Continued)

A list of the open futures contracts held by the Fund at November 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	180	Dec-2023	$7,816	$8,624	$584
FTSE 100 Index	45	Dec-2023	4,077	4,249	28
Hang Seng Index	89	Dec-2023	10,009	9,713	(280)
S&P TSX 60 Index	21	Dec-2023	3,563	3,779	164
SPI 200 Index	106	Dec-2023	11,629	12,466	303
TOPIX Index	104	Dec-2023	15,722	16,715	740
			$52,816	$55,546	$1,539

A list of the open OTC Swap agreement held by the Fund at November 30, 2023, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	CUSTOM FINANCING	BASKET RETURN	Annually	2/1/2024	USD	13,629	$(3,054)	$–	$(3,054)
								$(3,054)	$–	$(3,054)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of November 30, 2023:

International Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

798,600	TOYOTA MOTOR CORP	$14,980	$54	109.9%
332,100	ORIENTAL LAND CO LTD	11,738	(594)	86.1
221,029	UNILEVER PLC	11,243	(732)	82.5
1,422,420	HSBC HOLDINGS PLC	11,122	(272)	81.6
18,013	ASML Holding N.V.	10,664	1,557	78.2
4,494	HERMES INTL	9,125	100	67.0
225,800	ITOCHU CORP	8,801	(235)	64.6
36,648	AIR LIQUIDE	6,869	(470)	50.4
111,459	CRH PLC	6,092	901	44.7
81,283	STANTEC INC	5,421	588	39.8
136,548	NN GROUP	5,293	(269)	38.8
11,802	L OREAL	5,161	326	37.9
79,395	CANADIAN NATURAL RESOURCES LIMITED	5,090	155	37.3
102,600	LAWSON INC	4,825	229	35.4
137,012	RELX PLC	4,738	501	34.8
147,788	BRITISH AMERICAN TOBACCO PLC	4,699	-	34.5
328,800	CHUBU ELECTRIC POWER CO INC	4,684	(628)	34.4
263,300	INPEX CORP	4,103	(431)	30.1
45,477	ALIBABA GROUP HOLDING LTD	3,960	(1,008)	29.1
35,490	SANOFI	3,750	(468)	27.5
141,073	3I GROUP PLC	3,644	344	26.7
87,567	ACCOR SA	3,235	(236)	23.7
19,739	SAFRAN SA	3,209	219	23.5
49,866	COMPAGNIE DE SAINT GOBAIN	3,017	202	22.1
32,867	NEXT PLC	2,931	332	21.5
67,049	SPECTRIS PLC	2,804	43	20.6
202,324	MEDIOBANCA	2,635	(129)	19.3

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

865,283	MARKS & SPENCER GROUP PLC	$2,357	$380	17.3%
84,680	HIKMA PHARMACEUTICALS PLC	2,166	(345)	15.9
46,994	WHITBREAD PLC	2,143	(311)	15.7
27,911	INTERCONTINENTAL HOTELS GROUP	2,074	70	15.2
716,416	ROLLS-ROYCE HOLDINGS PLC	2,019	394	14.8
95,700	KUSURI NO AOKI HOLDINGS CO LTD	1,978	216	14.5
460,000	BREEDON GROUP PLC	1,973	43	14.5
10,083	DASSAULT AVIAT.	1,915	70	14.1
903,999	CENTRICA PLC	1,902	(205)	14.0
1,037,624	TRITAX BIG BOX REIT PLC	1,834	176	13.5
12,844	GAMES WORKSHOP GROUP PLC	1,829	(103)	13.4
23,890	KINGSPAN GROUP	1,806	71	13.3
186,956	INFORMA PLC	1,761	(24)	12.9
248,096	RIGHTMOVE PLC	1,714	(3)	12.6
139,197	UNITE GROUP PLC/THE	1,702	7	12.5
134,636	CREDIT AGRICOLE	1,700	45	12.5
20,539	PUBLICIS	1,608	111	11.8
4,774,400	YTL CORPORATION	1,590	16	11.7
116,770	SAGE GROUP PLC/THE	1,489	164	10.9
16,994	JYP ENTERTAINMENT CORP	1,418	(156)	10.4
21,303	TOTALENERGIES SE	1,402	37	10.3
40,279	SMURFIT KAPPA	1,383	143	10.2
4,999	ICON PLC	1,341	(8)	9.8
101,393	BAE SYSTEMS PLC	1,340	5	9.8
45,109	COCA-COLA HBC AG	1,278	(39)	9.4
18,914	4IMPRINT GROUP PLC	1,198	(190)	8.8
51,786	ABCAM PLC-SPON ADR	1,172	55	8.6
18,438	BNP PARIBAS	1,151	1	8.4
233,631	DOMINO'S PIZZA GROUP PLC	1,142	(63)	8.4
70,850	BURFORD CAPITAL LTD	1,055	(98)	7.7
319,827	MONEYSUPERMARKET.COM	1,008	83	7.4
36,676	KLEPIERRE	975	(62)	7.2
25,000	DIPLOMA PLC	969	80	7.1
76,633	NATIONAL GRID PLC	962	52	7.1
5,624	SCHNEIDER SA	944	79	6.9
216,526	AIB GROUP	936	57	6.9
432,208	LONDONMETRIC PROPERTY PLC	929	57	6.8
142,064	INVESTEC PLC	923	(2)	6.8
35,985	COMPASS GROUP PLC	919	(9)	6.7
10,042	LEGRAND SA	911	47	6.7
49,893	ELIS SA	897	54	6.6
17,657	IMMUNOCORE HOLDINGS LTD	866	62	6.4
73,970	BRITVIC PLC	812	(97)	6.0
29,527	HALMA PLC	796	1	5.8
3,703	CGI INC	386	(145)	2.8
6,628	METRO INC	357	(483)	2.6

International Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(152,316)	BK NOVA SCOTIA	$(7,381)	$594	(54.2)%
(167,100)	KAO CORP	(6,387)	15	(46.9)
(121,500)	KYOCERA CORP	(6,286)	(383)	(46.1)
(163,700)	AGC INC	(5,886)	(4)	(43.2)
(68,971)	BK OF MONTREAL	(5,664)	(1)	(41.6)
(153,344)	EMERA INC	(5,351)	(87)	(39.3)
(202,200)	TOTO LTD	(5,184)	7	(38.0)
(93,700)	NIPPON EXPRESS HOLDINGS INC	(4,928)	(141)	(36.2)
(41,723)	CDN TIRE CP A	(4,790)	444	(35.1)
(39,600)	NITORI HOLDINGS CO LTD	(4,721)	197	(34.6)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(273,200)	YAMATO HOLDINGS CO LTD	$(4,575)	$(267)	(33.6)%
(36,300)	HIROSE ELECTRIC CO LTD	(4,281)	255	(31.4)
(130,200)	SUNTORY BEVERAGE FOOD LTD	(4,100)	13	(30.1)
(231,800)	ONO PHARMACEUTICAL CO LTD	(4,080)	(177)	(29.9)
(276,900)	SEINO HOLDINGS CO LTD	(4,051)	189	(29.7)
(194,600)	AEON CO LTD	(3,890)	(105)	(28.5)
(29,700)	FUJITSU LTD	(3,759)	(472)	(27.6)
(31,910)	SPIRAX-SARCO ENGINEERING PLC	(3,704)	(24)	(27.2)
(548,200)	ASAHI KASEI CORP	(3,692)	(78)	(27.1)
(211,900)	BROTHER INDUSTRIES LTD	(3,547)	(43)	(26.0)
(111,000)	KINTETSU GROUP HOLDINGS CO LTD	(3,390)	313	(24.9)
(622,600)	NSK LTD	(3,304)	44	(24.2)
(76,451)	QIAGEN NV	(3,126)	12	(22.9)
(118,400)	SUMITOMO HEAVY IND LTD	(3,126)	330	(22.9)
(972,400)	YAMADA HOLDINGS CO LTD	(3,112)	326	(22.8)
(1,026,900)	SUMITOMO CHEMICAL CO LTD	(3,017)	425	(22.1)
(177,400)	UBE CORP	(2,938)	166	(21.6)
(173,500)	MISUMI GROUP INC	(2,924)	136	(21.5)
(149,040)	EVONIK INDUSTR	(2,892)	133	(21.2)
(92,000)	TAKEDA PHARMACEUTICAL CO LTD	(2,514)	(71)	(18.4)
(134,500)	IIDA GROUP HOLDINGS CO LTD	(2,460)	475	(18.1)
(248,200)	KS HOLDINGS CORP	(2,373)	283	(17.4)
(80,400)	YAMAHA CORP	(2,360)	501	(17.3)
(57,000)	HAMAMATSU PHOTONICS KK	(2,241)	(13)	(16.4)
(178,300)	LIXIL CORP	(2,229)	20	(16.4)
(77,300)	NH FOODS LTD	(2,217)	(74)	(16.3)
(1,969,800)	MAPLETREE PAN ASIA COMMERCIAL	(2,211)	210	(16.2)
(54,000)	TREND MICRO INC	(2,211)	(511)	(16.2)
(20,200)	COSMOS PHARMACEUTICAL CORP	(2,201)	84	(16.1)
(153,000)	SG HOLDINGS CO LTD	(2,172)	(38)	(15.9)
(402,283)	SCHRODERS PLC	(2,067)	44	(15.2)
(1,152,200)	SINGAPORE TELECOMMUNICATIONS	(2,029)	56	(14.9)
(3,789,500)	WH GROUP	(1,989)	(427)	(14.6)
(976,000)	NEW WORLD DEV	(1,970)	534	(14.5)
(92,080)	TMX GROUP INC	(1,945)	(50)	(14.3)
(125,600)	ELECTRIC POWER DEVELOPMENT CO LTD	(1,932)	(16)	(14.2)
(60,600)	SAWAI GROUP HOLDINGS CO LTD	(1,864)	(133)	(13.7)
(915,300)	SATS LTD	(1,739)	(69)	(12.8)
(27,994)	NATL BK OF CAN	(1,738)	(111)	(12.8)
(1,894,900)	SUNTEC REIT	(1,696)	53	(12.4)
(18,809)	KERRY GROUP	(1,664)	152	(12.2)
(43,116)	CDN IMPER BANK	(1,621)	(158)	(11.9)
(167,800)	VENTURE CORPORATION LTD	(1,617)	58	(11.9)
(120,400)	USHIO INC	(1,509)	(27)	(11.1)
(2,433)	SWISSCOM N	(1,485)	72	(10.9)
(189,132)	BILLERUD AB	(1,484)	(350)	(10.9)
(36,800)	SHO-BOND HOLDINGS CO LTD	(1,479)	(6)	(10.9)
(38,500)	SUMITOMO MITSUI TRUST HOLDINGS INC	(1,467)	25	(10.8)
(30,028)	PORSCHE AUTOMOBIL HOLDING SE	(1,454)	(11)	(10.7)
(35,900)	OMRON CORP	(1,411)	(91)	(10.3)
(146,527)	ST JAMES'S PLACE PLC	(1,409)	218	(10.3)
(44,800)	MABUCHI MOTOR CO LTD	(1,404)	9	(10.3)
(117,400)	TS TECH CO LTD	(1,390)	(57)	(10.2)
(213,082)	ALGONQUIN PWR & UTILS CORP	(1,388)	70	(10.2)
(75,200)	NABTESCO CORP	(1,364)	(42)	(10.0)
(91,815)	RIOCAN REAL UN	(1,341)	154	(9.8)
(68,200)	RINNAI CORP	(1,326)	(50)	(9.7)
(80,010)	MONDI PLC	(1,326)	(97)	(9.7)
(81,700)	KOITO MFG CO LTD	(1,303)	71	(9.6)
(35,856)	ASX LTD	(1,287)	(108)	(9.4)
(376,200)	HK LAND HOLDINGS	(1,267)	63	(9.3)

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(88,500)	SUMCO CORP	$(1,262)	$(62)	(9.3)%
(70,500)	FUJITSU GENERAL LTD	(1,252)	(34)	(9.2)
(114,541)	ELECTROLUX B	(1,208)	92	(8.9)
(62,100)	DENKA CO LTD	(1,205)	106	(8.8)
(105,265)	ALK-ABELL B	(1,192)	(256)	(8.7)
(4,728)	SONOVA H AG ORD	(1,182)	(178)	(8.7)
(81,400)	OLYMPUS CORP	(1,179)	(11)	(8.7)
(162,600)	BIC CAMERA INC	(1,178)	(171)	(8.6)
(35,478)	HUHTAMKI OYJ	(1,177)	(206)	(8.6)
(8,878)	REMY COINTREAU	(1,172)	107	(8.6)
(63,700)	WELCIA HOLDINGS CO LTD	(1,156)	47	(8.5)
(774,760)	XINYI GLASS	(1,112)	214	(8.2)
(66,200)	FUJI CORP	(1,106)	(5)	(8.1)
(41,046)	SIGNIFY NV	(1,098)	(85)	(8.1)
(39,920)	JDE PEETS BV	(1,069)	(3)	(7.8)
(48,500)	WACOAL HOLDINGS CORP	(1,066)	-	(7.8)
(112,328)	RS GROUP PLC	(1,036)	(28)	(7.6)
(77,100)	HASEKO CORP	(1,022)	85	(7.5)
(240,300)	RAKUTEN GROUP INC	(1,003)	61	(7.4)
(13,505)	CARGOJET INC	(998)	26	(7.3)
(120,191)	TOMRA SYSTEMS	(998)	111	(7.3)
(149,406)	PHOENIX GROUP HOLDINGS PLC	(996)	80	(7.3)
(877,238)	LXI REIT PLC	(996)	(39)	(7.3)
(10,487)	REPLY SPA	(988)	(229)	(7.2)
(17,175)	GRANITE REAL ESTATE INV	(978)	107	(7.2)
(129,500)	NISSHINBO HOLDINGS INC	(967)	24	(7.1)
(52,300)	FOOD LIFE COMPANIES LTD	(962)	(49)	(7.1)
(13,151)	DKSH N	(961)	98	(7.1)
(53,300)	ROHM CO LTD	(957)	(60)	(7.0)
(53,700)	FURUKAWA ELECTRIC CO LTD	(951)	97	(7.0)
(123,798)	HUSQVARNA B	(950)	3	(7.0)
(65,261)	ANSELL LTD	(943)	(74)	(6.9)
(246,560)	BANK OF QUEENSLAND LTD	(938)	14	(6.9)
(59,400)	MARUBENI CORP	(934)	8	(6.8)
(48,800)	JAPAN AVIATION ELECTRONICS IND LTD	(922)	(49)	(6.8)
(112,581)	NOKIAN RENKAAT OYJ	(916)	-	(6.7)
(67,117)	VALEO	(892)	(76)	(6.5)
(10,640)	DSM FIRMENICH AG	(885)	(114)	(6.5)
(62,539)	SEEK LTD	(860)	(126)	(6.3)
(106,903)	PENNON GROUP PLC	(845)	(102)	(6.2)
(23,973)	LATOUR B	(421)	(233)	(3.1)
(26,990)	BREMBO SPA	(318)	-	(2.3)

Percentages are based on Net Assets of $7,521,255 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	No interest rate available.
(D)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $50,113 ($ Thousands).

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Equity Ex-US Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	7,174,261	7	–	^	7,174,268
Preferred Stock	174,717	–	–		174,717
Exchange Traded Funds	2,720	–	–		2,720
Rights	46	–	–		46
Affiliated Partnership	–	50,113	–		50,113
Cash Equivalent	74,498	–	–		74,498
Total Investments in Securities	7,426,242	50,120	–		7,476,362

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,819	–	–	1,819

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Unrealized Depreciation	(280)	–	–	(280)
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(3,054)	–	(3,054)
Total Other Financial Instruments	1,539	(3,054)	–	(1,515)

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ This category includes securities with a value of $0.

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$113,942	$355,099	$(418,935)	$—	$7	$50,113	$374	$—
SEI Daily Income Trust, Government Fund, Institutional Class	84,375	426,435	(436,312)	—	—	74,498	2,078	—
Totals	$198,317	$781,534	$(855,247)	$–	$7	$124,611	$2,452	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Screened World Equity Ex-US Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.2%
Australia — 3.5%
A2B Australia	6,011	$7
Acrow Formwork and Construction Services	113,721	72
Ampol Ltd	3,531	80
Ansarada Group *	2,656	3
Aristocrat Leisure Ltd	17,659	475
Autosports Group	7,979	12
Bathurst Resources *	13,502	9
BCI Minerals *	57,144	10
BlueScope Steel Ltd	33,687	464
Brambles Ltd	21,113	187
Capral	4,122	24
CAR Group Ltd	1,297	24
Civmec	53,600	30
Cochlear Ltd	777	141
Computershare Ltd	22,717	356
Danakali *(A)	30,918	8
Deterra Royalties Ltd	7,526	25
DGL Group *	4,493	2
Fortescue Ltd	9,984	165
Goodman Group ‡	5,617	85
GR Engineering Services	57,430	86
Helloworld Travel	20,015	34
Horizon Oil	206,613	21
Image Resources NL *	124,190	5
IPD Group	6,538	21
Lindsay Australia	100,363	75
Macmahon Holdings	286,343	34
MMA Offshore *	26,297	28
National Australia Bank Ltd	3,274	62
New Hope Corp Ltd	21,943	76
Northern Star Resources Ltd	9,795	83
Objective Corporation	1,974	15
Orica Ltd	981	10
Pact Group Holdings	74,109	34
Pro Medicus Ltd	4,040	237

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Qantas Airways Ltd *	314,434	$1,105
Ramelius Resources Ltd	26,067	30
Regis Healthcare	11,886	22
Reject Shop	8,841	30
Rio Tinto PLC ADR	5,373	371
Service Stream	56,482	34
Seven Group Holdings Ltd	3,400	72
Sonic Healthcare Ltd	1,421	27
South32 Ltd	47,697	97
Super Retail Group Ltd	6,612	61
Ventia Services Group Pty Ltd	13,835	27
Wesfarmers Ltd	1,454	51
Zimplats Holdings	1,999	28
		4,955

Austria — 0.4%
CA Immobilien Anlagen AG	1,681	55
Erste Group Bank AG	2,097	85
Fabasoft	796	19
Frequentis	188	6
Porr Ag	3,286	43
Raiffeisen Bank International AG	132	2
Strabag SE	389	16
Wienerberger AG	9,182	262
		488

Belgium — 0.0%
Lotus Bakeries NV	5	44

Bermuda — 0.0%
Conduit Holdings	772	4

Brazil — 2.0%
3R PETROLEUM OLEO E GAS SA *	196,400	1,197
Allos SA	6,700	35
Banco BTG Pactual SA	9,000	65
Cia De Sanena Do Parana	4,700	25
CPFL Energia SA	156,300	1,163
Fras-Le	6,900	22
Gerdau SA ADR	33,987	151
GPS Participacoes e Empreendimentos SA	9,200	33
NU Holdings Ltd/Cayman Islands, Cl A *	3,524	29
Telefonica Brasil SA	4,800	51
Wheaton Precious Metals Corp	591	29
		2,800

Canada — 6.4%
ADENTRA	1,433	27
ADF Group	17,900	70
Agnico Eagle Mines Ltd	1,019	55
AirBoss of America	4,800	14
Alamos Gold Inc, Cl A	5,092	76
Alimentation Couche-Tard Inc	1,010	58
Amerigo Resources	45,400	46
ARC Resources Ltd	1,761	28

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Athabasca Oil Corp *	46,342	$133
Boardwalk Real Estate Investment Trust ‡	513	25
Bombardier Inc, Cl B *	847	29
Boyd Group Services Inc	207	39
Cameco Corp	920	42
Canfor Corp *	17,300	205
Cascades Inc	7,100	64
Celestica Inc *	1,848	50
Computer Modelling Group	6,059	45
Constellation Software	66	–
Constellation Software Inc/Canada	66	155
D2L *	6,529	39
Dollarama Inc	13,390	973
Dundee Precious Metals Inc	3,588	27
Element Fleet Management Corp	4,287	69
Enerplus Corp	4,600	73
Enghouse Systems Ltd	500	13
Ensign Energy Services *	17,287	27
Fairfax Financial Holdings Ltd	152	140
Finning International Inc	1,123	29
Gibson Energy Inc, Cl Common Subs. Receipt	3,203	48
Gildan Activewear Inc	30,700	1,112
Great-West Lifeco Inc, Cl Common Subs. Receipt	3,978	127
Hammond Power Solutions Inc, Cl A	400	24
iA Financial Corp Inc	484	32
Imperial Oil Ltd	425	24
Intact Financial Corp, Cl Common Subs. Receipt	197	31
K-Bro Linen	1,600	41
Keyera Corp	1,049	26
Kinross Gold Corp	5,442	32
KITS Eyecare *	2,600	10
Lassonde Industries Inc, Cl Common Subs. Receipt	700	66
Lucara Diamond *	31,055	8
Lucero Energy *	70,500	31
Major Drilling Group International Inc, Cl Common Subs. Receipt *	8,500	48
Manulife Financial Corp, Cl Common Subs. Receipt	3,793	74
Martinrea International Inc	2,400	21
MEG Energy Corp, Cl Common Subs. Receipt *	24,548	465
Melcor Developments Ltd	2,800	24
National Bank of Canada	6,854	455
Neo Performance Materials Inc	9,400	51
North American Construction Group Ltd	2,501	52
NuVista Energy Ltd, Cl Common Subs. Receipt *	3,800	33
Open Text Corp	1,455	58
Parkland Corp	1,350	44

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PHX Energy Services Corp	12,429	$80
Pizza Pizza Royalty	1,800	19
Quebecor Inc, Cl B	67,525	1,500
Reitmans Canada, Cl A *	16,700	38
Rubellite Energy *	4,900	8
Shopify Inc, Cl A *	1,667	122
SNC-Lavalin Group Inc, Cl Common Subs. Receipt	36,600	1,135
Stella-Jones Inc	638	37
Thor Explorations *	84,000	16
Toromont Industries Ltd	5,699	460
Toronto-Dominion Bank/The	427	26
Total Energy Services	7,500	44
TransAlta Corp	1,461	12
Trilogy Metals *	9,000	4
Vermilion Energy	3,000	38
Westaim *	3,749	11
Whitecap Resources Inc, Cl Common Subs. Receipt	3,380	23
Yangarra Resources Ltd *	8,100	8
		9,069

China — 7.1%
A8 New Media Group *	432,000	11
Agricultural Bank of China Ltd, Cl H	1,135,000	420
Anhui Gujing Distillery Co Ltd, Cl A	600	22
Anker Innovations Technology Co Ltd, Cl A	2,200	27
ANTA Sports Products Ltd	2,200	23
Anton Oilfield Services Group *	492,000	27
Autohome, Cl A	1,500	10
Baidu Inc ADR *	215	26
Bank of Communications Co Ltd, Cl H	92,000	54
Beijing Tongrentang Co Ltd, Cl A	3,300	25
Beijing Ultrapower Software Co Ltd, Cl A	18,100	21
BYD Co Ltd, Cl H	1,000	27
BYD Electronic International Co Ltd	21,500	98
Changjiang Securities Co Ltd, Cl A	124,000	97
China Boqi Environmental Holding	121,000	12
China Construction Bank Corp, Cl H	1,604,000	928
China Merchants Port Holdings Co Ltd	26,000	33
China Pacific Insurance Group Co Ltd, Cl H	118,200	250
China Resources Land Ltd	180,000	659
China Resources Sanjiu Medical & Pharmaceutical Co Ltd, Cl A	4,500	31
CSPC Innovation Pharmaceutical Co Ltd, Cl A	5,400	32
Dong-E-E-Jiao Co Ltd, Cl E	5,600	40
Giant Biogene Holding Co ltd *	5,200	24
Guangdong Hongda Holdings Group Co Ltd, Cl A	7,600	22
Guizhou Bailing Group Pharmaceutical Co Ltd, Cl A	23,500	27
Homeland Interactive Technology	54,000	14

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrial & Commercial Bank of China Ltd, Cl H	158,000	$76
Inner Mongolia Xingye Silver&Tin Mining Co Ltd, Cl A	20,600	26
Inner Mongolia Yili Industrial Group Co Ltd, Cl A	186,700	713
JA Solar Technology Co Ltd, Cl A	6,700	19
JD.com Inc ADR	773	21
Jinan Acetate Chemical Co Ltd	1,141	32
Jinduicheng Molybdenum Co Ltd, Cl A	17,700	24
JOYY Inc ADR	1,562	60
Ju Teng International Holdings	59,000	12
Kuaishou Technology, Cl B *	3,500	26
Kweichow Moutai Co Ltd, Cl A *	400	101
Launch Tech Co Ltd, Cl H	77,500	19
Lenovo Group Ltd	228,000	282
Li Auto Inc ADR *	838	31
LONGi Green Energy Technology Co Ltd, Cl A	173,508	517
Luzhou Laojiao Co Ltd, Cl A	2,300	67
Meituan, Cl B *	4,900	57
Midea Group Co Ltd, Cl A	184,400	1,336
MINISO Group Holding Ltd ADR	5,938	150
Natural Food International Holding *	310,299	18
NetEase Inc	10,200	230
New China Life Insurance Co Ltd, Cl H	68,300	136
New Hope Service Holdings	73,000	10
New Oriental Education & Technology Group Inc *	7,900	64
New Oriental Education & Technology Group Inc ADR *	359	29
Nongfu Spring Co Ltd, Cl H	4,800	27
Northeast Securities Co Ltd, Cl A	43,800	45
Offshore Oil Engineering Co Ltd, Cl A	31,400	28
OFILM Group Co Ltd, Cl A *	14,900	21
OneConnect Financial Technology ADR *	1,489	5
Oppein Home Group Inc, Cl A	42,763	474
Pacific Securities Co Ltd/The/China, Cl A *	97,500	52
PDD Holdings Inc ADR *	671	99
Prosus NV	1,273	42
Sealand Securities Co Ltd, Cl A	244,300	125
Shenguan Holdings Group	1,030,572	37
Shenzhen SC New Energy Technology Corp, Cl A	2,700	27
Tencent Holdings Ltd	19,500	816
Tianjin Development Holdings	39,427	7
TK Group Holdings Ltd	26,374	4
Trip.com Group Ltd *	850	30
Trip.com Group Ltd ADR *	2,905	102
Vesync	53,000	36
Vipshop Holdings Ltd ADR *	18,107	290
Weibo Corp ADR	657	7
Wuxi Biologics Cayman Inc *	3,500	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
X Financial ADR	1,699	$7
Xiaomi Corp, Cl B *	215,600	431
Xin Point Holdings Ltd	31,000	11
Xinfengming Group Co Ltd, Cl A	13,699	23
Xingye Alloy Materials Group *	61,000	8
Yangzijiang Shipbuilding Holdings Ltd	14,900	16
Zhejiang Conba Pharmaceutical Co Ltd, Cl A	32,900	25
Zhejiang Jingsheng Mechanical & Electrical Co Ltd, Cl A	4,100	25
Zhongtai Securities Co Ltd, Cl A	46,900	47
Zhongzhi Pharmaceutical Holdings	69,000	13
ZTO Express Cayman Inc ADR	1,177	26
		9,942

Denmark — 3.9%
AP Moller - Maersk A/S, Cl B	350	553
Coloplast A/S, Cl B	2,252	266
Danske Bank A/S	71,227	1,847
Genmab A/S *	1,722	545
Novo Nordisk A/S, Cl B	16,516	1,681
Pandora A/S	4,124	558
Zealand Pharma A/S, Cl A *	505	25
		5,475

Egypt — 0.0%
Eastern SAE	63,723	53

Finland — 0.1%
Consti Oyj	934	10
Nordea Bank Abp	6,379	72
Wartsila OYJ Abp, Cl B	2,143	30
		112

France — 4.5%
Axway Software	419	11
Cie de Saint-Gobain SA	6,379	416
Clasquin	441	40
Dassault Systemes SE	400	19
Dekuple	213	7
Hermes International SCA	235	488
Legrand SA	4,732	457
LVMH Moet Hennessy Louis Vuitton SE	1,011	775
Orange SA *	141,876	1,750
Pernod Ricard SA	2,956	511
Publicis Groupe SA	1,136	96
Quadient	4	–
Sodexo SA	11,339	1,217
SPIE SA	416	12
Vente-Unique.Com	674	9
Vinci SA	938	115
Worldline SA/France *	27,738	431
		6,354

Germany — 5.3%
adidas AG	127	27

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Allianz SE	465	$117
Bastei Luebbe	2,568	17
Bayerische Motoren Werke AG	920	96
Beiersdorf AG	267	37
Bijou Brigitte	467	21
CENIT	619	8
Cewe Stiftung & KGAA	400	43
CTS Eventim AG & Co KGaA	733	50
Daimler Truck Holding AG	2,145	70
Deutsche Bank AG	15,051	188
Deutsche Boerse AG	877	167
Duerr AG	638	14
E.ON SE	13,013	169
Fresenius SE & Co KGaA	40,363	1,281
Heidelberg Materials AG	4,103	335
HOCHTIEF AG	721	78
Init Innovation in Traffic Systems	452	16
KSB & KGaA	47	33
M1 Kliniken *	1,143	11
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	581	248
Nemetschek SE	285	25
Rational AG	19	12
Rheinmetall AG	6,473	1,949
RWE AG	797	34
SAP SE	12,389	1,967
Scout24 SE	6,445	450
Traton SE	473	10
		7,473

Greece — 0.2%
Alpha Services and Holdings SA *	15,031	26
Eurobank Ergasias Services and Holdings SA *	26,056	48
JUMBO SA	2,129	56
Kri-Kri Milk Industry	1,368	14
National Bank of Greece SA *	5,253	36
Piraeus Port Authority	1,814	46
		226

Hong Kong — 0.7%
AIA Group Ltd	42,000	362
Ajisen China Holdings	417,000	40
Analogue Holdings	242,000	35
Build King Holdings Ltd	25,302	4
Chuang's China Investments *	171,000	3
Dream International	90,000	45
HKT Trust & HKT Ltd	2,800	3
Jacobson Pharma	126,000	10
Johnson Electric Holdings Ltd	16,001	25
Lee's Pharmaceutical Holdings	118,220	24
LH GROUP	56,000	7
Midland Holdings Ltd *	468,304	31

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nameson Holdings	94,000	$7
New Times Energy *	578,000	5
PAX Global Technology Ltd	137,000	101
Perennial Energy Holdings Ltd	374,436	41
Plover Bay Technologies Ltd	64,000	17
Samson Holding	185,000	5
Sitoy Group Holdings	322,000	33
Smart-Core Holdings	134,000	30
Solargiga Energy Holdings	465,000	9
Stella International Holdings	34,500	42
Sundart Holdings	274,000	14
Texwinca Holdings Ltd	629,257	81
Tian An China Investment	14,000	7
Time Watch Investments Ltd	263,233	17
YTO International Express & Supply Chain Technology	132,000	21
		1,019

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	6,055	48
OTP Bank Nyrt	712	30
		78

India — 1.9%
Adani Power Ltd *	5,469	28
Anand Rathi Wealth	3,329	104
APL Apollo Tubes Ltd	1,280	26
Aurobindo Pharma Ltd	3,356	42
Authum Investment & Infrastucture *	5,655	47
Bengal & Assam	346	33
Cigniti Technologies	1,470	20
Coal India Ltd	5,853	24
Colgate-Palmolive India Ltd	4,157	109
DB Corp Ltd	63,687	207
Dhampur Sugar Mills	9,000	30
Dr Reddy's Laboratories Ltd	1,837	127
EIH Associated Hotels	4,163	22
Forbes *	538	5
Gujarat Pipavav Port Ltd	9,570	16
Gulf Oil Lubricants India	16,249	136
HDFC Bank Ltd ADR	11,136	669
Hindustan Aeronautics Ltd	2,672	76
ICICI Bank Ltd	9,072	102
IDFC First Bank Ltd *	41,385	42
IIFL Securities	43,051	60
Indian Railway Catering & Tourism Corp Ltd	3,264	28
Indraprastha Medical Corp Ltd	15,048	38
J Kumar Infraprojects Ltd	3,373	17
Jagran Prakashan Ltd *	11,086	13
Kotak Mahindra Bank Ltd	3,073	65
MakeMyTrip Ltd *	869	37
MPS	690	15
Nalwa Sons Investments *	389	14

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nestle India Ltd	251	$73
NMDC Ltd	33,040	72
Om Infra	30,852	44
Power Finance Corp Ltd	14,878	60
Rajoo Engineers	20,773	42
Shriram Pistons & Rings	3,214	41
State Bank of India	10,056	68
Varun Beverages Ltd	4,086	54
		2,606

Indonesia — 0.5%
ABM Investama Tbk PT	209,600	46
Adira Dinamika Multi Finance Tbk PT	44,200	30
Agung Podomoro Land *	870,600	7
Akasha Wira International *	24,200	15
Alam Sutera Realty Tbk PT *	806,600	9
Asahimas Flat Glass	33,200	13
Asuransi Tugu Pratama Indonesia	709,700	52
Bank Central Asia Tbk PT	87,700	51
Bank Danamon Indonesia Tbk PT	164,900	30
Bank OCBC Nisp	220,300	17
Baramulti Suksessarana	143,400	35
BISI International	370,703	36
Cisadane Sawit Raya *	416,644	13
Elnusa Tbk PT	4,519,600	121
Hexindo Adiperkasa Tbk PT	44,000	15
IMC Pelita Logistik TBK	761,997	24
Jasa Armada Indonesia	995,800	18
Jasuindo Tiga Perkasa	1,130,200	25
Kawasan Industri Jababeka Tbk PT *	4,114,800	34
Mandala Multifinance Tbk PT	42,400	8
Mitrabahtera Segara Sejati *	359,509	28
Mitrabara Adiperdana Tbk PT	36,000	10
Nippon Indosari Corpindo	179,000	14
Resource Alam Indonesia	611,300	15
Salim Ivomas Pratama	196,756	5
Samudera Indonesia Tbk PT	616,066	12
Soechi Lines *	3,302,800	40
TBS Energi Utama	1,152,100	18
		741

Iraq — 0.0%
Genel Energy	13,086	12

Ireland — 0.0%
AerCap Holdings NV *	635	43

Israel — 1.8%
Camtek Ltd/Israel *	630	40
Check Point Software Technologies Ltd *	13,228	1,931
Nice Ltd ADR *	243	46
Nova Ltd *	117	15
RADCOM *	2,558	20

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Wix.com Ltd *	4,536	$461
		2,513

Italy — 2.6%
A2A SpA	26,902	58
Banca Popolare di Sondrio SPA	1,626	10
BPER Banca	8,380	31
Brunello Cucinelli SpA	795	66
Cembre	1,157	45
Enel SpA	44,939	318
Ferrari NV	1,118	403
Intesa Sanpaolo SpA	86,036	248
Iveco Group NV *	3,863	31
Orsero SpA	689	13
Prysmian SpA	39,823	1,535
Recordati Industria Chimica e Farmaceutica SpA	489	24
Saipem SpA	15,955	26
Sogefi SpA *	11,754	20
Telecom Italia SpA/Milano *	78,732	23
UniCredit SpA	30,587	834
		3,685

Japan — 14.1%
Advance Residence Investment Corp ‡	17	37
Advantest Corp	16,400	519
AGS	1,700	9
Ainavo Holdings Co Ltd	1,875	15
Air Water Inc	1,900	25
ANA Holdings Inc *	8,500	175
Anest Iwata Corp	5,800	43
Asahi Group Holdings Ltd	25,200	930
Asics Corp	800	29
Atled	1,100	10
Avant Group Corp	2,400	24
Azbil Corp	1,700	55
Bandai Namco Holdings Inc	2,200	44
Bewith Inc	5,700	88
Bridgestone Corp	1,800	74
Business Brain Showa-Ota Inc	3,300	48
Capcom Co Ltd	11,546	389
Central Automotive Products Ltd	600	16
Central Japan Railway Co	2,300	55
Chilled & Frozen Logistics Holdings	1,500	15
Comforia Residential REIT Inc ‡	14	30
Daicel Corp	6,000	58
Dai-ichi Life Holdings Inc	45,200	942
Daiichi Sankyo Co Ltd	3,600	97
Daisue Construction Co Ltd	2,500	23
Daiwa Securities Group Inc	23,600	152
Denso Corp	9,600	150
Descente Ltd	1,000	29
Digital Arts Inc	1,100	36

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
East Japan Railway Co	1,500	$81
en Japan Inc	1,400	24
Enshu Truck	600	10
eSOL	1,300	5
Fast Retailing Co Ltd	500	127
FTGroup Co Ltd	5,200	45
Fuji Electric Co Ltd	2,300	96
Fuji Furukawa Engineering & Construction	400	12
FUJIFILM Holdings Corp	23,600	1,382
Fujitsu Ltd	3,374	482
Hankyu Hanshin Holdings Inc	1,700	51
Hikari Tsushin Inc	300	47
Hisamitsu Pharmaceutical Co Inc	1,100	34
Hitachi Construction Machinery Co Ltd	2,500	65
Hitachi Ltd	19,500	1,357
Hokkaido Gas Co Ltd	1,000	15
Hokuriku Gas Co Ltd	300	7
Hoya Corp	4,000	451
Invincible Investment Corp ‡	185	75
Isuzu Motors Ltd	8,700	115
Ito En Ltd	1,700	52
Iwatani Corp	1,000	48
Japan Airlines Co Ltd	1,500	29
Japan Airport Terminal Co Ltd	500	22
Japan Exchange Group Inc	16,000	327
Kajima Corp	2,600	41
Kanefusa Corp	2,300	11
Kansai Electric Power Co Inc/The	6,600	88
KDX Realty Investment Corp ‡	29	34
Keikyu Corp	5,500	47
Kewpie Corp	2,800	49
Keyence Corp	1,200	514
Kimura Unity Co Ltd	2,700	26
Kita-Nippon Bank	1,200	17
Komatsu Ltd	7,000	179
Konami Group Corp	500	25
Kotobuki Spirits Co Ltd	4,500	71
Kubota Corp	7,600	109
Kyowa Electronic Instruments	9,800	29
Kyushu Electric Power Co Inc	11,700	78
Kyushu Railway Co	2,600	54
Macnica Holdings Inc	1,800	89
Mani Inc	2,000	30
Matching Service Japan Co Ltd	2,300	19
Matsui Construction	5,100	27
Mitsubishi Chemical Group Corp	15,100	99
Mitsui & Co Ltd	4,600	168
Mitsui Fudosan Logistics Park Inc ‡	10	32
Mizuho Financial Group Inc	7,000	119
Murakami	2,200	57
Nagoya Railroad Co Ltd	3,800	56
NEC Corp	9,500	529

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NEOJAPAN Inc	3,400	$24
Nicca Chemical	1,500	10
Nice Corp	1,700	19
Nichirei Corp	2,200	48
Nifco Inc/Japan	1,800	44
Nihon Kohden Corp	1,400	35
Nihon Trim Co Ltd	1,000	21
Nippon Paint Holdings Co Ltd	17,900	134
Nippon Sanso Holdings Corp	4,200	110
Nippon Shinyaku Co Ltd	700	25
Nippon Yusen KK	1,200	32
Nissan Motor Co Ltd	57,500	227
Nissan Tokyo Sales Holdings Co Ltd	16,600	49
Nissin Foods Holdings Co Ltd	1,600	159
NJS Co Ltd	1,900	36
OBIC Business Consultants Co Ltd	1,700	78
Obic Co Ltd	900	138
Ochi Holdings	1,200	12
Okura Industrial Co Ltd	3,300	63
Optim Corp *	7,000	40
Oracle Corp Japan	1,600	124
ORIX Corp	47,500	867
Orix JREIT Inc ‡	37	44
Oro Co Ltd	4,200	71
Otsuka Corp	1,900	78
Persol Holdings Co Ltd	5,000	9
Pigeon Corp	7,700	86
PR Times Corp *	3,000	35
Recruit Holdings Co Ltd	2,300	86
Resonac Holdings Corp	80,300	1,499
Resorttrust Inc	2,700	41
Riken Technos Corp	9,200	54
Rohto Pharmaceutical Co Ltd	4,700	98
Sanken Electric Co Ltd	100	5
Santen Pharmaceutical Co Ltd	10,000	95
Sanwa Holdings Corp	4,900	70
SCREEN Holdings Co Ltd	3,000	219
SCSK Corp	3,900	72
Sekisui Kasei	6,800	22
Sharp Corp/Japan	5,800	36
SHIFT Inc *	200	47
Shimano Inc	1,300	200
Shizuoka Financial Group Inc	3,800	31
SMK Corp	1,200	20
SMS Co Ltd	14,100	268
Sompo Holdings Inc	200	9
Sony Group Corp	300	26
Sotetsu Holdings Inc	1,500	27
Square Enix Holdings Co Ltd	1,900	66
Sumitomo Mitsui Financial Group Inc	1,400	69
Taiheiyo Cement Corp	2,500	47
Taisho Pharmaceutical Holdings Co Ltd	1,200	71

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Takashimaya Co Ltd	5,100	$69
Takeda Pharmaceutical Co Ltd	20,600	580
Takeuchi Manufacturing Co Ltd	1,200	35
Tayca Corp	34	–
TIS Inc	6,400	135
Tobu Railway Co Ltd	900	22
Toei Animation Co Ltd	3,100	322
Toho Co Ltd/Tokyo	2,900	101
Toho System Science	900	7
Tokyu Corp	7,100	83
Tokyu Fudosan Holdings Corp	15,400	95
Tonami Holdings	600	19
Towa Bank	10,000	42
Toyota Boshoku Corp	800	14
Toyota Tsusho Corp	400	22
Trend Micro Inc/Japan	4,500	229
Tsubakimoto Kogyo Co Ltd	700	29
TYK	6,200	18
UNITED	9,600	56
Visional Inc *	900	49
Yamaha Motor Co Ltd	3,300	84
Yamato Kogyo Co Ltd	1,100	56
Yokogawa Electric Corp	4,300	81
Zensho Holdings Co Ltd	900	50
ZIGExN Co Ltd	29,400	107
		19,774

Macao — 0.1%
MGM China Holdings Ltd *	36,800	41
Wynn Macau Ltd *	35,200	25
		66

Malaysia — 0.6%
Allianz Malaysia Bhd	13,700	53
Bermaz Auto Bhd	126,800	63
CB Industrial Product Holding *	160,100	42
CCK Consolidated Holdings	206,500	36
Chin Well Holdings	93,700	26
Dayang Enterprise Holdings Bhd	211,000	73
Favelle Favco	25,000	9
Innoprise Plantations	56,900	16
Kawan Food	166,200	67
Keck Seng Malaysia	10,500	10
Kim Loong Resources Bhd	164,100	70
LBS Bina Group	627,200	75
Mah Sing Group Bhd	301,700	52
MKH Bhd	99,700	30
MNRB Holdings	24,400	6
Padini Holdings	23,200	19
Panasonic Manufacturing Malaysia	4,700	18
Paramount	206,300	42
Petron Malaysia Refining & Marketing Bhd	45,100	45
Power Root	28,300	12

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Scicom MSC	60,700	$14
Wellcall Holdings Bhd	91,400	32
YTL Power International Bhd	71,700	36
		846

Mexico — 1.0%
America Movil SAB de CV	1,476,518	1,340
Cia Minera Autlan SAB de CV	26,241	16
Grupo Financiero Inbursa SAB de CV, Cl O *	10,300	25
		1,381

Netherlands — 6.6%
ABN AMRO Bank NV	6,997	94
Argenx SE ADR *	76	34
ASM International NV	49	25
ASML Holding NV	1,250	850
ING Groep NV	148,838	2,092
Koninklijke KPN NV	16,386	56
Koninklijke Vopak NV	1,715	59
NN Group NV	41,822	1,592
Shell PLC	93,651	3,035
SNS Reaal *(A)	1,762	–
Universal Music Group NV	19,518	516
Wolters Kluwer NV	6,372	878
		9,231

New Zealand — 0.1%
Aroa Biosurgery *	40,306	20
Briscoe Group Ltd	10,569	30
Gentrack Group *	7,643	27
Rakon	49,213	19
Steel & Tube Holdings Ltd	53,444	35
Synlait Milk *	17,367	14
Xero Ltd *	557	38
		183

Norway — 0.5%
AutoStore Holdings Ltd *	81,689	136
DNB Bank ASA	5,262	101
Gjensidige Forsikring ASA	15,929	269
Odfjell SE, Cl A	4,342	46
Reach Subsea	77,380	30
Seadrill Ltd *	528	24
Wallenius Wilhelmsen, Cl B	4,163	36
Wilh Wilhelmsen Holding, Cl B	397	12
Wilson (A)	2,535	15
		669

Philippines — 0.1%
BDO Unibank Inc	17,094	41
Delta Djakarta	36,800	8
Ginebra San Miguel	4,770	15
San Miguel Food and Beverage	15,780	14
Semirara Mining & Power Corp, Cl A	17,400	9

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SM Investments Corp	1,680	$25
		112

Poland — 0.4%
AB SA	3,132	48
Amica SA *	721	13
Answear.com, Cl A *	1,209	9
Arctic Paper SA	8,907	45
ComArch SA	1,972	87
Develia	57,525	71
Enter Air *	2,381	26
PKP Cargo *	20,870	80
Rainbow Tours SA	4,113	46
Santander Bank Polska SA	435	54
Stalprodukt SA	672	36
Synektik	871	18
Unimot SA	313	8
VRG SA	9,417	8
Wielton	5,143	12
Wittchen	1,777	12
		573

Portugal — 0.0%
Banco Comercial Portugues SA, Cl R *	98,192	33
Ibersol SGPS	1,729	13
		46

Qatar — 0.3%
Doha Insurance QSC	16,259	10
Ooredoo QPSC	146,969	415
Qatar Islamic Bank SAQ	4,732	25
Qatar National Cement QSC	35,899	37
		487

Romania — 0.0%
NEPI Rockcastle NV	4,233	26

Russia — 0.0%
Exillon Energy PLC *	4,819	–

Saudi Arabia — 0.2%
Al Hammadi Holding	2,674	41
Arabian Internet & Communications Services Co	265	22
Co for Cooperative Insurance/The	777	25
Elm Co	319	63
Etihad Etisalat Co	7,526	93
Saudia Dairy & Foodstuff Co	380	32
		276

Singapore — 0.6%
Boustead Singapore Ltd	35,165	22
BRC Asia Ltd *	77,500	101
Centurion	65,900	20
China Aviation Oil Singapore Corp Ltd	18,900	12
DBS Group Holdings Ltd	7,600	181

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Delfi Ltd	31,900	$26
Grab Holdings Ltd, Cl A *	10,279	31
HRnetgroup	56,500	30
IGG	62,000	26
Marco Polo Marine Ltd *	1,612,100	59
NSL Ltd/Singapore	17,900	10
OM Holdings Ltd	105,911	33
Oversea-Chinese Banking Corp Ltd	7,200	68
Pacific Century Regional Developments	56,000	12
Samudera Shipping Line	78,200	35
Seatrium Ltd *	495,300	39
Sembcorp Industries Ltd	12,200	47
Sing Investments & Finance Ltd	32,550	24
Singapore Airlines Ltd	25,000	119
		895

South Africa — 0.5%
Anglo American PLC	283	8
Clicks Group Ltd	36,241	565
Combined Motor Holdings Ltd	8,771	12
Momentum Metropolitan Holdings	22,054	23
Sanlam Ltd	9,549	34
Truworths International Ltd	6,965	28
Zeda Ltd/South Africa *	81,146	56
		726

South Korea — 2.3%
CROWNHAITAI Holdings Co Ltd	4,330	20
Daeduck Co Ltd	4,997	25
Dongwon F&B	6,216	148
Doosan Bobcat Inc	1,716	61
Eusu Holdings	11,497	51
Hansol Holdings	8,438	18
Heungkuk Fire & Marine Insurance *	12,490	29
Hyundai Motor Co	256	37
KB Financial Group Inc	406	16
Kia Corp	1,179	78
Korea District Heating	631	12
Kukbo Design	1,270	14
LEENO Industrial Inc	208	32
Maeil Holdings Co Ltd	9,522	63
Mecaro	1,068	7
MegaStudy Co Ltd	4,696	41
Mirae Asset Life Insurance	4,310	18
Miwon Chemicals	184	10
Muhak	5,967	25
Multicampus Co Ltd	1,570	39
Pureun Mutual Savings Bank	2,610	18
Rayence	2,918	21
Sajodaerim Corp	1,153	29
Samsung Electronics Co Ltd	4,848	274
Samsung Electronics Co Ltd GDR	1,409	1,960
SeAH Holdings	92	8

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SGC e Tec E&C	1,419	$21
Shinsegae Food	626	20
SK Bioscience Co Ltd *	481	25
SK Hynix Inc	587	61
Spigen Korea	650	15
Tongyang Life Insurance Co Ltd	6,809	23
WiSoL	5,409	31
		3,250

Spain — 1.6%
Banco Santander SA	46,004	191
CaixaBank SA	5,926	27
Cia de Distribucion Integral Logista Holdings SA *	1,033	27
Iberdrola SA	6,232	77
Industria de Diseno Textil SA	43,899	1,812
Repsol SA	4,149	63
		2,197

Sweden — 2.3%
AAK AB	1,372	28
Alfa Laval AB	919	34
Assa Abloy AB, Cl B	21,156	542
Atea	4,441	50
Atlas Copco AB, Cl A	14,951	231
Elekta AB, Cl B	3,711	29
Fastighets AB Balder, Cl B *	15,669	92
FM Mattsson Mora Group, Cl B	1,538	7
H & M Hennes & Mauritz AB, Cl B	5,820	93
Hexagon AB, Cl B	40,321	404
Indutrade AB	1,347	30
Investor AB, Cl B	9,840	205
Lindab International AB	2,341	42
Munters Group AB	5,923	83
Nordic Paper Holding	9,283	37
Skandinaviska Enskilda Banken AB, Cl A	5,837	71
SKF AB, Cl B	681	13
Svenska Handelsbanken AB, Cl A	7,902	75
Volvo AB, Cl B	50,517	1,173
		3,239

Switzerland — 2.3%
ABB Ltd	8,276	330
Accelleron Industries AG	1,498	43
Adecco Group AG	586	28
Aryzta AG *	12,146	23
Chocoladefabriken Lindt & Spruengli AG	8	100
CPH Chemie & Papier Holding AG	133	12
Givaudan SA	23	87
Klingelnberg	428	8
Kuehne + Nagel International AG	907	264
Logitech International SA	2,204	193
Lonza Group AG	109	43
Novartis AG	1,208	118

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
On Holding AG, Cl A *	945	$27
Partners Group Holding AG	727	964
Phoenix Mecano *	35	17
Sandoz Group AG *	131	4
Schindler Holding AG	482	109
Siegfried Holding AG	42	38
Sika AG	1,519	414
Swatch Group AG/The, Cl B	782	206
UBS Group AG	7,968	226
VZ Holding	396	43
		3,297

Taiwan — 3.4%
104	9,000	60
Accton Technology Corp	3,000	51
Acer Inc	56,000	63
Asia Tech Image	43,000	93
ASROCK Inc	5,000	34
Asustek Computer Inc	35,000	441
Chien Kuo Construction Co Ltd	39,000	19
Compal Electronics Inc	176,000	174
CviLux	37,000	47
Desiccant Technology	5,062	23
Eagle Cold Storage Enterprise	10,000	10
Elite Material Co Ltd	3,000	36
Ennoconn Corp	14,000	123
Eva Airways Corp	33,000	33
Evergreen Marine Corp Taiwan Ltd	7,200	26
Forcecon Tech	19,000	97
Formosa Optical Technology	10,000	27
General Plastic Industrial Co Ltd	34,000	38
Genesis Technology	7,199	15
Global Lighting Technologies	11,000	18
HIM International Music Inc	7,000	24
Insyde Software	18,000	102
Inventec Corp	3,502	5
ITE Technology Inc	22,000	110
Jia Wei Lifestyle	9,000	17
Kingwaytek Technology	11,000	30
Lida Holdings	13,000	13
Lite-On Technology Corp	9,000	32
Lotes Co Ltd	7,000	207
Makalot Industrial Co Ltd	3,000	34
MediaTek Inc	2,000	61
Micro-Star International Co Ltd	12,000	70
Nishoku Technology	7,000	23
Nova Technology Corp/Taiwan	8,000	34
Novatek Microelectronics Corp	21,000	344
Quanta Computer Inc	8,000	52
Realtek Semiconductor Corp	23,000	331
Rich Honour International Designs	20,000	34
San Fang Chemical Industry Co Ltd	17,000	15
Shih Her Technologies Inc	15,000	39

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sonix Technology	9,000	$16
Tainan Enterprises Co Ltd	23,000	22
Taishin Financial Holding Co Ltd	1,890	1
Taiwan Semiconductor Manufacturing Co Ltd	15,000	277
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,703	750
Tofu Restaurant	6,000	53
Topco Technologies	18,000	40
Tripod Technology Corp	9,000	56
TSC Auto ID Technology Co Ltd	5,499	41
United Integrated Services Co Ltd	8,000	63
Wah Hong Industrial	22,000	25
Well Shin Technology	38,000	62
Wholetech System Hitech	4,158	10
Wistron NeWeb Corp	54,647	239
X-Legend Entertainment Co Ltd	9,000	19
Ya Horng Electronic	11,000	18
Yield Microelectronics Corp	2,285	10
Yuanta Financial Holding Co Ltd	94,000	78
		4,785

Thailand — 2.8%
Bangkok Bank PCL	12,400	53
Bangkok Bank PCL NVDR	85,400	367
Bangkok Dusit Medical Services PCL NVDR	57,900	43
Bumrungrad Hospital PCL	4,100	26
Central Pattana PCL NVDR	13,000	25
Delta Electronics Thailand PCL NVDR	10,600	23
Haad Thip	17,500	8
Interlink Communication NVDR	109,100	23
Kang Yong Electric	1,100	9
Krung Thai Bank PCL NVDR	64,900	34
Ladprao General Hospital	81,400	11
Lanna Resources	410,900	175
Lanna Resources PCL NVDR	182,100	78
Minor International PCL	910,600	705
Namyong Terminal NVDR	192,800	21
Precise NVDR	195,200	16
PTT Exploration & Production PCL	28,100	121
PTT Exploration & Production PCL NVDR	21,200	91
SCB X PCL	717,400	2,024
Srivichai Vejvivat	44,600	9
Thai Oil PCL NVDR	1,962	3
Thai Stanley Electric PCL	7,500	37
Thai Wah NVDR	24,100	3
Thantawan Industry	8,900	7
TMBThanachart Bank PCL NVDR	1,117,700	49
		3,961

Turkey — 0.2%
Agesa Hayat ve Emeklilik AS	26,486	54
Akbank TAS	6,846	8

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Migros Ticaret AS	663	$8
Turk Hava Yollari AO *	4,078	36
Turkiye Is Bankasi AS, Cl C	30,209	22
Turkiye Petrol Rafinerileri AS	6,166	33
Yapi ve Kredi Bankasi AS	80,041	53
		214

Ukraine — 0.0%
Ferrexpo PLC	4,015	4

United Arab Emirates — 0.3%
Abu Dhabi Islamic Bank PJSC	7,390	20
Abu Dhabi National Insurance PSC	6,055	10
Air Arabia PJSC	41,698	31
Emaar Properties PJSC	22,199	46
Emirates NBD Bank PJSC	30,198	145
Gulf Marine Services *	158,134	26
Orascom Construction	15,067	91
		369

United Kingdom — 5.8%
Allfunds Group Plc	19,103	121
BP PLC ADR	25,293	918
Breedon Group PLC	26,575	117
Bytes Technology Group PLC	3,949	27
Centrica PLC	14,532	27
Cerillion	2,897	48
Chesnara PLC	4,909	16
ConvaTec Group PLC	362,985	1,033
Costain Group	104,879	82
Diageo PLC	12,853	450
Diploma PLC	4,926	209
dotdigital group plc	26,458	30
Hargreaves Services	5,863	34
Impellam Group PLC	3,091	25
Informa PLC	162,791	1,531
Investec PLC	72,074	465
Johnson Service Group	58,844	98
Kier Group *	7,038	10
London Stock Exchange Group PLC	4,744	535
Macfarlane Group	19,861	28
Mears Group	59,243	207
Mercia Asset Management	42,073	15
Morgan Sindall Group PLC	2,919	75
Nomad Foods Ltd *	54,681	883
Norcros PLC	9,930	21
NWF Group PLC	8,792	23
Odfjell Technology Ltd	8,162	38
Record	15,071	14
RELX PLC	26,757	1,030
Severfield	83,558	63
Tatton Asset Management PLC	2,276	15
Victorian Plumbing Group	8,761	10

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XPS Pensions Group PLC	2,585	$8
		8,206

United States — 8.1%
Accenture PLC, Cl A	2,236	745
Aon PLC, Cl A	2,836	932
Axalta Coating Systems Ltd *	35,941	1,131
BRP Inc	5,215	322
Currency Exchange International *	3,200	51
CyberArk Software Ltd *	650	130
Experian PLC	10,351	380
Gentex Corp	14,433	439
ICON PLC *	5,762	1,538
James Hardie Industries PLC *	20,535	663
MDA Ltd *	9,350	79
Molson Coors Canada, Cl B	600	37
Monday.com Ltd *	993	179
Roche Holding AG	1,034	281
Samsonite International SA *	404,600	1,181
Sanofi SA	16,123	1,503
Spotify Technology SA *	2,841	526
Stellantis NV	49,127	1,067
Swiss Re AG	1,863	221
		11,405

Total Common Stock
(Cost $123,998) ($ Thousands)		133,910

EXCHANGE TRADED FUNDS — 1.1%
United States — 1.1%
iShares Core MSCI EAFE ETF	813	55
iShares MSCI ACWI ex U.S. ETF	29,791	1,469

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS (continued)
iShares MSCI Emerging Markets ETF	696	$28

Total Exchange Traded Funds
(Cost $1,598) ($ Thousands)		1,552

PREFERRED STOCK — 0.2%
Brazil — 0.0%
Petroleo Brasileiro SA (B)	8,700	63

Germany — 0.2%
Sartorius AG (B)	764	246

Total Preferred Stock
(Cost $365) ($ Thousands)		309

	Number of Rights
RIGHTS — 0.0%
Australia — 0.0%
IPD Group, Expires 12/17/2023 *	479	–
Taiwan — 0.0%
Wistron Corp, Expires 12/18/2023 *	47	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	2,162,084	2,162

Total Cash Equivalent
(Cost $2,162) ($ Thousands)		2,162

Total Investments in Securities — 98.0%
(Cost $128,123) ($ Thousands)		$137,933

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	14	Dec-2023	$617	$670	$39
FTSE 100 Index	2	Dec-2023	181	190	2
Hang Seng Index	4	Dec-2023	450	436	(13)
S&P TSX 60 Index	2	Dec-2023	356	360	(1)
SPI 200 Index	3	Dec-2023	345	353	3
TOPIX Index	2	Dec-2023	317	321	–
			$2,266	$2,330	$30

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Screened World Equity Ex-US Fund (Continued)

A list of the open OTC Swap agreement held by the Fund at November 30, 2023, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	United States Custom Basket of Securities	1 Month + 5.33%	ASSET RETURN	Annually	12/31/2049	USD	643	$(64)	$–	$(64)
								$(64)	$–	$(64)

The following table represents the top 50 individual stock exposures or those exceeding 1% of the Custom Basket Total Return Swap as of November 30, 2023:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

21,000	TOYOTA MOTOR CORP	$393	$2	61.2%
8,900	ORIENTAL LAND CO LTD	315	(16)	48.9
37,427	HSBC HOLDINGS PLC	293	(7)	45.5
475	ASML Holding N.V. New York Registry Share	281	41	43.7
117	HERMES INTL	238	3	36.9
5,800	ITOCHU CORP	226	(3)	35.2
968	AIR LIQUIDE	181	(12)	28.2
2,945	CRH PLC	161	24	25.0
5,989	3I GROUP PLC	155	15	24.1
2,300	STANTEC INC	153	17	23.9
3,599	NN GROUP	140	(7)	21.7
309	L OREAL	135	9	21.0
2,089	CANADIAN NATURAL RESOURCES LIMITED	134	4	20.8
2,700	LAWSON INC	127	6	19.8
3,588	RELX PLC	124	13	19.3
8,600	CHUBU ELECTRIC POWER CO INC	123	(16)	19.1
7,500	INPEX CORP	117	(12)	18.2
1,202	ALIBABA GROUP HOLDING LTD	105	(27)	16.3
938	SANOFI	99	(12)	15.4
2,295	ACCOR SA	85	(6)	13.2
507	SAFRAN SA	82	6	12.8
1,294	COMPAGNIE DE SAINT GOBAIN	78	5	12.2
849	NEXT PLC	76	9	11.8
1,751	SPECTRIS PLC	73	1	11.4
5,262	MEDIOBANCA	69	(3)	10.7
1,380	WHITBREAD PLC	63	(9)	9.8
22,650	MARKS & SPENCER GROUP PLC	62	10	9.6
403	GAMES WORKSHOP GROUP PLC	57	(3)	8.9
2,177	HIKMA PHARMACEUTICALS PLC	56	(9)	8.7
736	INTERCONTINENTAL HOTELS GROU	55	2	8.5
18,995	ROLLS-ROYCE HOLDINGS PLC	54	10	8.3
12,077	BREEDON GROUP PLC	52	1	8.1
265	DASSAULT AVIAT.	50	2	7.8
23,607	CENTRICA PLC	50	(5)	7.7
2,400	KUSURI NO AOKI HOLDINGS CO LTD	49	6	7.7
27,351	TRITAX BIG BOX REIT PLC	48	5	7.5
620	KINGSPAN GROUP	47	2	7.3
1,210	DIPLOMA PLC	47	4	7.3
586	PUBLICIS	46	3	7.1
4,860	INFORMA PLC	46	(1)	7.1
6,555	RIGHTMOVE PLC	45	—	7.0
3,678	UNITE GROUP PLC/THE	45	—	7.0
3,509	CREDIT AGRICOLE	44	1	6.9
124,200	YTL CORPORATION	41	—	6.4
3,049	SAGE GROUP PLC/THE	39	4	6.0

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

610	4IMPRINT GROUP PLC	$39	$(6)	6.0%
444	JYP ENTERTAINMENT CORP	37	(4)	5.8
1,060	SMURFIT KAPPA	36	4	5.7
2,679	BAE SYSTEMS PLC	35	—	5.5
132	ICON PLC	35	—	5.5
1,173	COCA-COLA HBC AG-DI	33	(1)	5.2
1,349	ABCAM PLC-SPON ADR	31	1	4.7
478	BNP PARIBAS	30	—	4.6
6,093	DOMINO'S PIZZA GROUP PLC	30	(2)	4.6
6,162	AIB GROUP	27	2	4.1
1,419	ELIS SA	26	2	4.0
958	KLEPIERRE	25	(2)	4.0
2,017	NATIONAL GRID PLC	25	1	3.9
7,939	MONEYSUPERMARKET.COM	25	2	3.9
146	SCHNEIDER SA	25	2	3.8
11,372	LONDONMETRIC PROPERTY PLC	24	2	3.8
3,738	INVESTEC PLC	24	—	3.8
949	COMPASS GROUP PLC	24	—	3.8
264	LEGRAND SA	24	1	3.7
465	IMMUNOCORE HOLDINGS LTD	23	2	3.5
780	HALMA PLC	21	—	3.3
1,323	BRITVIC PLC	15	(2)	2.3
97	CGI INC	10	(4)	1.6
172	METRO INC	9	(13)	1.4

The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of November 30, 2023:

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(4,008)	BK NOVA SCOTIA	$(194)	$(30)	15.5%
(4,400)	KAO CORP	(168)	(26)	0.4
(3,200)	KYOCERA CORP	(166)	(26)	(12.2)
(4,200)	AGC INC	(151)	(23)	(0.1)
(1,822)	BK OF MONTREAL	(150)	(23)	(0.0)
(4,015)	EMERA INC	(140)	(22)	(2.1)
(5,300)	TOTO LTD	(136)	(21)	0.1
(2,400)	NIPPON EXPRESS HOLDINGS INC	(126)	(20)	(3.6)
(1,087)	CDN TIRE CP A	(125)	(19)	11.6
(7,300)	YAMATO HOLDINGS CO LTD	(122)	(19)	(7.2)
(1,000)	NITORI HOLDINGS CO LTD	(119)	(19)	4.5
(1,000)	HIROSE ELECTRIC CO LTD	(117)	(18)	5.3
(6,100)	ONO PHARMACEUTICAL CO LTD	(107)	(17)	(4.6)
(3,400)	SUNTORY BEVERAGE FOOD LTD	(107)	(17)	0.3
(7,200)	SEINO HOLDINGS CO LTD	(105)	(16)	2.8
(800)	FUJITSU LTD	(101)	(16)	(12.7)
(5,000)	AEON CO LTD	(100)	(16)	(2.7)
(843)	SPIRAX-SARCO ENGINEERING PLC	(98)	(15)	(0.9)
(14,300)	ASAHI KASEI CORP	(96)	(15)	(3.8)
(5,500)	BROTHER INDUSTRIES LTD	(92)	(14)	(1.1)
(2,900)	KINTETSU GROUP HOLDINGS CO LTD	(89)	(14)	8.2
(16,400)	NSK LTD	(87)	(14)	1.2
(2,012)	QIAGEN NV	(82)	(13)	0.4
(3,100)	SUMITOMO HEAVY IND LTD	(82)	(13)	8.6
(24,900)	YAMADA HOLDINGS CO LTD	(80)	(12)	8.3
(4,800)	UBE CORP	(79)	(12)	3.8

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Screened World Equity Ex-US Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(26,800)	SUMITOMO CHEMICAL CO LTD	$(79)	$(12)	10.0%
(4,500)	MISUMI GROUP INC	(76)	(12)	3.1
(3,857)	EVONIK INDUSTR	(75)	(12)	3.4
(2,400)	TAKEDA PHARMACEUTICAL CO LTD	(66)	(10)	(1.9)
(6,500)	KS HOLDINGS CORP	(62)	(10)	6.4
(2,100)	YAMAHA CORP	(62)	(10)	12.6
(1,500)	HAMAMATSU PHOTONICS KK	(59)	(9)	(0.3)
(4,100)	SG HOLDINGS CO LTD	(58)	(9)	(1.0)
(4,600)	LIXIL CORP	(58)	(9)	0.5
(2,000)	NH FOODS LTD	(57)	(9)	(1.9)
(1,400)	TREND MICRO INC	(57)	(9)	(13.2)
(50,600)	MAPLETREE PAN ASIA COMMERCIAL	(57)	(9)	4.3
(500)	COSMOS PHARMACEUTICAL CORP	(54)	(8)	1.9
(10,409)	SCHRODERS PLC	(53)	(8)	1.1
(30,100)	SINGAPORE TELECOMMUNICATIONS	(53)	(8)	(0.1)
(2,468)	TMX GROUP INC	(52)	(8)	(1.3)
(98,500)	WH GROUP	(52)	(8)	(11.1)
(3,300)	ELECTRIC POWER DEVELOPMENT CO LTD	(51)	(8)	(0.4)
(25,000)	NEW WORLD DEV	(50)	(8)	7.6
(1,600)	SAWAI GROUP HOLDINGS CO LTD	(49)	(8)	(4.2)
(2,600)	IIDA GROUP HOLDINGS CO LTD	(48)	(7)	8.4
(3,500)	HASEKO CORP	(46)	(7)	2.9
(733)	NATL BK OF CAN	(46)	(7)	(2.9)
(23,900)	SATS LTD	(45)	(7)	(1.8)
(48,600)	SUNTEC REIT	(44)	(7)	1.4
(490)	KERRY GROUP	(43)	(7)	4.0
(1,137)	CDN IMPER BANK	(43)	(7)	(4.2)
(1,032)	SUMITOMO MITSUI TRUST HOLDINGS INC	(39)	(6)	0.7
(2,000)	DENKA CO LTD	(39)	(6)	2.6
(63)	SWISSCOM N	(38)	(6)	1.9
(5,630)	ALGONQUIN PWR & UTILS CORP	(38)	(6)	3.3
(3,837)	ST JAMES'S PLACE PLC	(38)	(6)	6.7
(1,200)	MABUCHI MOTOR CO LTD	(38)	(6)	0.2
(3,100)	TS TECH CO LTD	(37)	(6)	(1.5)
(2,000)	NABTESCO CORP	(36)	(6)	(1.1)
(900)	SHO-BOND HOLDINGS CO LTD	(36)	(6)	(0.1)
(900)	OMRON CORP	(35)	(5)	(2.3)
(2,200)	KOITO MFG CO LTD	(35)	(5)	1.9
(1,800)	RINNAI CORP	(35)	(5)	(1.6)
(2,393)	RIOCAN REAL UN	(35)	(5)	4.0
(2,105)	MONDI PLC	(35)	(5)	(2.6)
(932)	ASX LTD	(33)	(5)	(2.8)
(9,900)	HK LAND HOLDINGS	(33)	(5)	1.6
(2,300)	SUMCO CORP	(33)	(5)	(1.6)
(1,800)	FUJITSU GENERAL LTD	(32)	(5)	(0.9)
(2,985)	ELECTROLUX B	(31)	(5)	2.4
(4,300)	BIC CAMERA INC	(31)	(5)	(4.4)
(2,744)	ALK-ABELL B	(31)	(5)	(6.7)
(1,700)	WELCIA HOLDINGS CO LTD	(31)	(5)	1.3
(922)	HUHTAMKI OYJ	(31)	(5)	(5.4)
(2,100)	OLYMPUS CORP	(30)	(5)	(0.3)
(230)	REMY COINTREAU	(30)	(5)	2.8
(2,400)	USHIO INC	(30)	(5)	(0.5)
(3,824)	BILLERUD AB	(30)	(5)	(7.1)
(3,100)	VENTURE CORPORATION LTD	(30)	(5)	1.1
(118)	SONOVA H AG ORD	(29)	(5)	(4.4)
(1,072)	SIGNIFY NV	(29)	(4)	(2.2)
(1,700)	FUJI CORP	(28)	(4)	(0.6)
(1,055)	JDE PEETS BV	(28)	(4)	(0.1)
(1,276)	WACOAL HOLDINGS CORP	(28)	(4)	(0.0)

SEI Institutional Investments Trust

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(2,928)	RS GROUP PLC	$(27)	$(4)	(0.7)%
(3,221)	TOMRA SYSTEMS	(27)	(4)	2.8
(3,375)	PENNON GROUP PLC	(27)	(4)	(3.2)
(6,300)	RAKUTEN GROUP INC	(26)	(4)	1.6
(18,276)	XINYI GLASS	(26)	(4)	5.0
(3,894)	PHOENIX GROUP HOLDINGS PLC	(26)	(4)	2.1
(22,860)	LXI REIT PLC	(26)	(4)	(1.0)
(1,400)	FOOD LIFE COMPANIES LTD	(26)	(4)	(1.3)
(348)	CARGOJET INC	(26)	(4)	0.7
(273)	REPLY SPA	(26)	(4)	(6.0)
(446)	GRANITE REAL ESTATE INV	(25)	(4)	2.8
(3,400)	NISSHINBO HOLDINGS INC	(25)	(4)	0.6
(1,400)	ROHM CO LTD	(25)	(4)	(1.6)
(3,271)	HUSQVARNA B	(25)	(4)	0.1
(343)	DKSH N	(25)	(4)	2.5
(1,400)	FURUKAWA ELECTRIC CO LTD	(25)	(4)	2.5
(1,300)	JAPAN AVIATION ELECTRONICS IND LTD	(25)	(4)	(1.3)
(1,563)	MARUBENI CORP	(25)	(4)	0.2
(1,696)	ANSELL LTD	(25)	(4)	(1.9)
(6,409)	BANK OF QUEENSLAND LTD	(24)	(4)	0.4
(2,975)	NOKIAN RENKAAT OYJ	(24)	(4)	(0.0)
(1,773)	VALEO	(24)	(4)	(2.0)
(1,652)	SEEK LTD	(23)	(4)	(3.3)
(268)	DSM FIRMENICH AG	(22)	(3)	(2.9)
(678)	LATOUR B	(12)	(2)	(6.6)
(713)	BREMBO SPA	(8)	(1)	(0.0)

Percentages are based on Net Assets of $140,685 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	133,840	47	23	133,910
Exchange Traded Funds	1,552	–	–	1,552
Preferred Stock	309	–	–	309
Rights	–	–	–	–
Cash Equivalent	2,162	–	–	2,162
Total Investments in Securities	137,863	47	23	137,933

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	44	–	–	44
Unrealized Depreciation	(14)	–	–	(14)
OTC Swap
Total Return Swap*
Unrealized Depreciation	–	(64)	–	(64)
Total Other Financial Instruments	30	(64)	–	(34)

^ This category includes securities with a value of $-.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,234	$10,988	$(11,060)	$—	$—	$2,162	$44	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Screened World Equity Ex-US Fund (Concluded)

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Select Equity Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 91.8%
Australia — 0.7%
Computershare Ltd	15,942	$250
Fortescue Ltd	1,230	20
Goodman Group ‡	1,257	19
Rio Tinto Ltd	16,541	1,371
Steadfast Group	18,078	68
Technology One Ltd	7,222	75
Wesfarmers Ltd	504	18
		1,821

Austria — 0.0%
BAWAG Group	591	31
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,100	89
		120

Belgium — 0.1%
Ageas SA/NV	1,600	69
Colruyt Group N.V	3,535	152
		221

Brazil — 1.1%
Banco do Brasil SA	120,000	1,320
Telefonica Brasil SA	139,472	1,494
		2,814

Canada — 1.7%
Alimentation Couche-Tard Inc	1,205	69
Barrick Gold Corp	59,269	1,042
Canadian Imperial Bank of Commerce	1,400	58
Canadian Tire Corp Ltd, Cl A	700	73
Cogeco Communications Inc	1,500	58
Dollarama Inc	18,312	1,331
Element Fleet Management Corp	6,972	112
Fairfax Financial Holdings Ltd	26	24
Intact Financial Corp, Cl Common Subs. Receipt	538	83

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Loblaw Cos Ltd	2,144	$185
National Bank of Canada	4,810	319
Open Text Corp	5,026	201
Quebecor Inc, Cl B	4,263	95
Russel Metals Inc	1,056	30
Shopify Inc, Cl A *	1,781	130
Stantec Inc	4,269	318
Stella-Jones Inc	1,202	69
Toromont Industries Ltd	3,982	322
		4,519

China — 0.8%
Anhui Gujing Distillery, Cl B	2,700	41
Bank of Communications Co Ltd, Cl H	167,000	98
Beijing Enterprises Holdings Ltd	24,500	81
China Railway Signal & Communication Corp Ltd, Cl H	296,000	90
China Shenhua Energy Co Ltd, Cl H	28,000	92
China State Construction International Holdings Ltd	36,850	43
Hello Group Inc ADR	3,318	21
Li Auto, Cl A *	11,586	216
New Oriental Education & Technology Group Inc *	8,297	67
Nongfu Spring Co Ltd, Cl H	1,600	9
PDD Holdings Inc ADR *	515	76
People's Insurance Co Group of China Ltd/The, Cl H	268,000	87
PetroChina Co Ltd, Cl H	955,514	628
Shougang Fushan Resources Group Ltd	264,000	95
Tencent Holdings Ltd	9,100	381
		2,025

Denmark — 1.7%
AP Moller - Maersk A/S, Cl B	620	980
Coloplast A/S, Cl B	1,586	188
Genmab A/S *	1,208	382
Novo Nordisk A/S, Cl B	8,540	869
Pandora A/S	13,932	1,884
Scandinavian Tobacco Group A/S	5,200	92
		4,395

Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	90,076	225

Finland — 0.4%
Nokia Oyj	330,000	1,159

France — 2.6%
BNP Paribas SA	187	12
Bouygues SA	2,893	110
Carrefour SA	4,600	87
Credit Agricole SA	1,212	16
Danone SA	20,254	1,303

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dassault Aviation SA	5,940	$1,182
Edenred SE	5,734	313
Engie SA	1,561	27
Hermes International SCA	454	943
Legrand SA	3,480	336
LVMH Moet Hennessy Louis Vuitton SE	710	544
Orange SA *	7,700	95
Pernod Ricard SA	2,073	359
Publicis Groupe SA	325	28
Societe BIC SA	17,746	1,196
SPIE SA	3,347	98
Technip Energies NV	3,363	78
TotalEnergies SE	1,900	129
Veolia Environnement SA	1,013	32
		6,888

Georgia — 0.0%
TBC Bank Group PLC	1,589	56

Germany — 1.8%
Bayer AG	21,322	730
Bayerische Motoren Werke AG	173	18
Commerzbank AG	17,723	217
Continental AG	18,383	1,425
Covestro AG	21,637	1,138
Deutsche Telekom AG	6,000	144
Rheinmetall AG	485	146
SAP SE	3,083	489
Scout24 SE	5,348	373
		4,680

Greece — 0.1%
JUMBO SA	4,951	130

Hong Kong — 0.8%
AIA Group Ltd	29,600	256
Sun Hung Kai Properties Ltd	5,000	49
Swire Pacific Ltd, Cl A	125,000	811
VTech Holdings Ltd	154,300	910
		2,026

India — 0.7%
Aurobindo Pharma Ltd	9,964	124
Bharat Electronics Ltd	18,619	33
CG Power & Industrial Solutions	14,937	81
Cholamandalam Investment and Finance	10,735	144
Cummins India	2,902	66
HDFC Bank Ltd ADR	7,815	469
ICICI Bank Ltd	922	10
Jindal Steel & Power Ltd	10,217	82
Oil India Ltd	37,200	136
Power Finance Corp Ltd	68,170	274
REC Ltd	38,730	162
Sun Pharmaceutical Industries	4,125	61
TVS Motor	3,210	72

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Varun Beverages Ltd	11,810	$156
		1,870

Indonesia — 0.0%
Bank Central Asia Tbk PT	16,100	9

Ireland — 0.3%
AIB Group PLC	159,554	740
Bank of Ireland Group PLC	1,991	19
		759

Israel — 0.2%
Camtek *	1,227	79
Check Point Software Technologies Ltd *	3,477	508
		587

Italy — 0.1%
BFF Bank	3,681	42
Intesa Sanpaolo SpA	5,387	15
Mediobanca Banca di Credito Finanziario SpA	4,007	47
Snam SpA	3,202	16
Terna - Rete Elettrica Nazionale	1,119	9
UniCredit SpA	1,784	49
UnipolSai Assicurazioni SpA	34,200	85
		263

Japan — 2.9%
Advantest Corp	11,600	367
AEON REIT Investment ‡	70	68
Alfresa Holdings Corp	7,059	113
Brother Industries Ltd	59,600	1,006
Canon Inc	7,100	183
Credit Saison Co Ltd	6,264	106
Daiwabo Holdings Co Ltd	2,069	41
DCM Holdings Co Ltd	2,900	25
FUJIFILM Holdings Corp	4,039	237
Honda Motor Co Ltd	21,600	220
Hoya Corp	2,800	316
ITOCHU Corp	1,000	39
Itochu Enex Co Ltd	13,300	137
Japan Tobacco Inc	6,666	171
JFE Holdings Inc	1,200	18
Kajima Corp	16,174	256
KDDI Corp	1,900	59
Keyence Corp	800	343
Kinden Corp	5,497	83
K's Holdings Corp	7,900	67
Kuraray Co Ltd	10,525	107
Lawson Inc	1,107	55
Marubeni Corp	3,800	59
MIRAIT ONE corp	8,300	104
Mitsubishi Corp	400	19
Mitsui & Co Ltd	3,368	123
Mizuho Financial Group Inc	12,300	209

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nikon Corp	90,700	$874
Nippon Telegraph & Telephone Corp	117,500	138
Nissin Foods Holdings Co Ltd	1,327	132
Otsuka Corp	4,688	191
Pigeon Corp	5,200	58
Rohto Pharmaceutical Co Ltd	7,006	146
Sanrio	1,376	56
Sekisui House	23,779	487
Senko Group Holdings Co Ltd	12,300	88
Shimano Inc	1,000	154
SMS Co Ltd	9,800	186
Sumitomo Corp	900	19
Toei Animation Co Ltd	2,200	229
Toyota Tsusho Corp	400	22
Yamazaki Baking	4,294	94
Zensho Holdings Co Ltd	3,758	209
		7,614

Luxembourg — 0.3%
SES SA, Cl A	145,239	864

Malaysia — 0.1%
Gamuda	44,752	46
RHB Bank Bhd	82,700	97
		143

Mexico — 0.2%
Arca Continental SAB de CV	7,008	72
Coca-Cola Femsa SAB de CV	9,277	78
Ternium SA ADR	11,690	462
		612

Netherlands — 1.8%
ABN AMRO Bank NV	9,411	126
Aegon	3,602	20
ASML Holding NV	881	599
Koninklijke Ahold Delhaize NV	6,600	191
Koninklijke Philips NV *	58,089	1,189
NN Group NV	2,200	84
Redcare Pharmacy *	671	95
Shell PLC	46,069	1,512
Universal Music Group NV	12,578	333
Wolters Kluwer NV	3,394	468
		4,617

Norway — 0.2%
Austevoll Seafood ASA	6,400	44
AutoStore Holdings Ltd *	60,544	101
Gjensidige Forsikring ASA	11,178	189
Orkla ASA	18,487	136
		470

Philippines — 0.0%
DMCI Holdings Inc	438,600	73

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Poland — 0.0%
CAPITEA *	158,863	$20

Portugal — 0.1%
Jeronimo Martins SGPS SA	5,934	147

Russia — 0.0%
Detsky Mir PJSC	101,061	–
Evraz PLC *	21,791	22
Gazprom Neft PJSC (A)	7,643	–
Gazprom PJSC (A)	125,045	–
Globaltrans Investment PLC GDR *(A)	27,819	–
HeadHunter Group PLC ADR *(A)	161	–
Inter RAO UES PJSC	2,649,312	–
Magnit PJSC	2,567	–
Magnitogorsk Iron & Steel Works PJSC	26,960	–
MD Medical Group Investments PLC GDR *	29,105	–
MMC Norilsk Nickel PJSC (A)	354	–
PhosAgro PJSC GDR *(A)	12,000	–
Rosneft Oil Co PJSC (A)	35,283	–
Sberbank of Russia PJSC	105,050	–
X5 Retail Group NV GDR *	10,491	–
		22

Saudi Arabia — 0.0%
Saudi Aramco Base Oil	1,298	47

Singapore — 0.1%
Best World International Ltd *	24,994	32
DBS Group Holdings Ltd	3,500	83
Jardine Cycle & Carriage Ltd	5,900	126
Sheng Siong Group Ltd	9,641	11
United Overseas Bank Ltd	5,900	120
		372

South Africa — 0.6%
Clicks Group Ltd	25,558	398
Tiger Brands Ltd	113,998	1,101
		1,499

South Korea — 2.3%
DB Insurance Co Ltd	1,175	76
Fila Holdings Corp	32,448	962
Industrial Bank of Korea	14,800	136
KT Corp	3,800	99
KT&G Corp	18,823	1,287
LG Corp	15,777	1,028
LG H&H Co Ltd	2,767	715
Meritz Financial Group Inc	3,786	163
Samsung Electronics Co Ltd	22,965	1,296
Samsung Fire & Marine Insurance Co Ltd	774	156
SK Telecom Co Ltd	2,200	89
		6,007

Spain — 0.7%
Endesa SA	3,600	75

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industria de Diseno Textil SA	39,921	$1,648
		1,723

Sweden — 0.4%
AddTech, Cl B	6,831	127
Assa Abloy AB, Cl B	14,849	381
Hexagon AB, Cl B	28,383	284
Munters Group AB	3,397	48
Saab, Cl B	1,346	69
		909

Switzerland — 0.7%
Accelleron Industries AG	1,968	57
Novartis AG	2,900	284
Partners Group Holding AG	480	636
Sandoz Group AG *	580	17
Swatch Group AG/The, Cl B	3,022	797
		1,791

Taiwan — 1.1%
Advantech Co Ltd	1	–
Chicony Electronics Co Ltd	39,000	199
Compal Electronics Inc	108,564	108
Global Unichip Corp	1,502	79
Hon Hai Precision Industry Co Ltd	38,000	124
Intai Technology	4,018	16
Lite-On Technology Corp	72,314	255
Lotes Co Ltd	5,000	148
Novatek Microelectronics Corp	14,297	234
Pou Chen Corp	79,000	78
Quanta Computer Inc	97,132	631
Taiwan Cooperative Financial Holding Co Ltd	128,669	111
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,406	526
Tripod Technology Corp	16,891	104
Universal Vision Biotechnology Co Ltd	798	7
Wistron Corp	38,184	112
WPG Holdings Ltd	69,190	172
		2,904

Thailand — 0.1%
Bangkok Bank PCL	26,500	114
Bumrungrad Hospital PCL	7,169	45
Kiatnakin Phatra Bank PCL	46,300	63
		222

Turkey — 0.2%
Akbank TAS	109,599	128
BIM Birlesik Magazalar AS	7,321	78
Haci Omer Sabanci Holding AS	26,883	57
KOC Holding AS	11,594	57
Turkcell Iletisim Hizmetleri AS	18,483	37
Turkiye Is Bankasi AS, Cl C	101,413	75

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yapi ve Kredi Bankasi AS	76,669	$51
		483

United Arab Emirates — 0.3%
Emaar Development PJSC	18,473	34
Emaar Properties PJSC	276,226	571
Emirates NBD Bank PJSC	53,855	258
		863

United Kingdom — 3.9%
3i Group PLC	1,946	55
Allfunds Group Plc	13,413	85
B&M European Value Retail SA	16,513	120
BAE Systems PLC	34,294	456
Barclays PLC	555,228	991
BP PLC	203,754	1,236
British American Tobacco PLC	2,200	70
Cranswick PLC	1,410	68
Diageo PLC	9,036	316
Diploma PLC	3,405	144
Imperial Brands PLC	58,700	1,372
Intermediate Capital Group PLC	3,165	63
ITV PLC	1,073,615	817
London Stock Exchange Group PLC	3,327	375
Marks & Spencer Group PLC	75,706	241
RELX PLC	18,779	723
Sage Group PLC/The	3,393	49
Serco Group PLC	32	–
Smiths Group PLC	449	9
SSE PLC	852	20
Standard Chartered PLC	131,923	1,091
TechnipFMC PLC	16,226	336
Tesco PLC	31,538	114
Unilever PLC	8,106	387
WPP PLC	123,000	1,101
		10,239

United States — 62.6%
AAON Inc	1,583	99
Abercrombie & Fitch Co, Cl A *	1,784	135
Accenture PLC, Cl A	1,577	525
Adobe Inc *	2,084	1,273
Advance Auto Parts Inc	7,920	402
Aflac Inc	4,699	389
Air Products and Chemicals Inc	62	17
Allison Transmission Holdings Inc	2,500	134
Allstate Corp/The	18,200	2,509
Ally Financial Inc	56,060	1,638
Alpha Metallurgical Resources Inc	2,870	805
Alphabet Inc, Cl A *	22,162	2,937
Altria Group Inc	4,000	168
Amdocs Ltd	2,500	209
American International Group Inc	14,800	974
Amgen Inc	800	216

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Analog Devices Inc	7,105	$1,303
Aon PLC, Cl A	2,024	665
Apollo Global Management Inc	9,641	887
Appfolio Inc, Cl A *	518	98
Apple Inc	11,063	2,101
Applied Materials Inc	154	23
ArcBest Corp	543	65
Arch Capital Group Ltd *	561	47
Archer-Daniels-Midland Co	2,600	192
Archrock Inc	5,535	80
Arista Networks Inc *	2,070	455
Arrow Electronics Inc *	4,000	474
Arthur J Gallagher & Co	258	64
AT&T Inc	136,900	2,268
AutoZone Inc *	1,272	3,320
Avnet Inc	13,210	618
Axcelis Technologies Inc *	1,536	191
Axon Enterprise Inc *	1,625	374
Badger Meter Inc	733	108
Bank of New York Mellon Corp/The	2,400	116
Becton Dickinson & Co	4,398	1,039
Berkshire Hathaway Inc, Cl B *	405	146
Berry Global Group Inc	1,400	93
Biogen Inc *	94	22
Blue Owl Capital Corp	6,200	91
BlueLinx Holdings Inc *	2,330	205
Bristol-Myers Squibb Co	5,200	257
Broadcom Inc	549	508
Broadridge Financial Solutions Inc	208	40
BRP Inc	3,660	226
Builders FirstSource Inc *	2,280	306
Cadence Design Systems Inc *	2,334	638
Cardinal Health Inc	502	54
Carrier Global Corp	22,217	1,154
Cboe Global Markets Inc	111	20
Cencora Inc	12,464	2,535
Ceridian HCM Holding Inc *	3,811	263
Chevron Corp	14,100	2,025
Chubb Ltd	81	19
Cigna Group/The	180	47
Cintas Corp	507	280
Cisco Systems Inc	4,400	213
Citigroup Inc	22,000	1,014
Cleveland-Cliffs Inc *	36,780	631
CME Group Inc, Cl A	6,096	1,331
Cognizant Technology Solutions Corp, Cl A	1,200	84
Colgate-Palmolive Co	7,648	602
Comcast Corp, Cl A	7,300	306
Conagra Brands Inc	4,300	122
CRH PLC	25,279	1,596
CSG Systems International Inc	2,200	108
Cummins Inc	600	134

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
CVS Health Corp	30,800	$2,093
Dana Inc	23,690	313
Deckers Outdoor Corp *	1,100	730
Dell Technologies Inc, Cl C	10,278	780
Designer Brands Inc, Cl A	31,130	362
Dollar Tree Inc *	13,500	1,668
Dow Inc	37,900	1,961
DR Horton Inc	8,569	1,094
Eagle Materials Inc	962	174
Eaton Corp PLC	3,375	768
eBay Inc	1,400	57
elf Beauty Inc *	2,534	299
Eli Lilly & Co	1,321	781
Employers Holdings Inc	2,200	84
Entergy Corp	970	98
Equitable Holdings Inc	81,000	2,486
Everest Group Ltd	287	118
Evergy Inc	1,500	77
Exelon Corp	598	23
Experian PLC	7,267	267
Exxon Mobil Corp	2,400	247
FactSet Research Systems Inc	2,427	1,101
Fair Isaac Corp *	985	1,071
FedEx Corp	6,400	1,657
Fidelity National Information Services Inc	27,000	1,583
Flex Ltd *	10,254	261
Foot Locker Inc	18,920	510
Ford Motor Co	5,900	61
Fox Corp	2,500	74
Frontier Group Holdings Inc *	33,900	133
Gartner Inc *	410	178
General Electric Co	2,330	284
General Mills Inc	1,500	95
General Motors Co	9,150	289
G-III Apparel Group Ltd *	19,190	552
Gilead Sciences Inc	12,943	991
Goldman Sachs Group Inc/The	92	31
Goodyear Tire & Rubber Co/The *	29,460	409
Goosehead Insurance Inc, Cl A *	746	55
Graco Inc	14,512	1,172
Green Brick Partners Inc *	743	35
GSK PLC	150,916	2,712
Guidewire Software Inc *	2,946	294
Hamilton Lane Inc, Cl A	737	72
Harley-Davidson Inc	33,100	993
Hartford Financial Services Group Inc/The	2,900	227
HF Sinclair Corp	11,370	597
Hims & Hers Health Inc *	3,512	31
Houlihan Lokey Inc, Cl A	379	41
HubSpot Inc *	1,283	634
Humana Inc	274	133
Huron Consulting Group Inc *	805	84

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Intel Corp	91,524	$4,091
Inter Parfums Inc	414	52
International Business Machines Corp	17,900	2,838
Intuit Inc	78	45
J M Smucker Co/The	600	66
Jabil Inc	3,601	415
James Hardie Industries PLC *	19,271	623
Jazz Pharmaceuticals PLC *	600	71
JELD-WEN Holding Inc *	41,670	666
Johnson & Johnson	10,606	1,640
KB Home	1,934	101
Kellanova	2,700	142
Kenvue Inc	17,672	361
Kinsale Capital Group Inc	544	190
KLA Corp	94	51
Kraft Heinz Co/The	3,700	130
Kroger Co/The	5,400	239
Kyndryl Holdings Inc *	58,000	1,046
Lamb Weston Holdings Inc	2,258	226
Las Vegas Sands Corp	27,400	1,264
Lennox International Inc	1,220	496
Liberty Energy Inc, Cl A	32,850	652
Linde PLC	4,188	1,733
Lockheed Martin Corp	400	179
Loews Corp	177	12
Lowe's Cos Inc	8,383	1,667
M/I Homes Inc *	4,710	497
Macy's Inc	16,450	261
Manhattan Associates Inc *	1,586	354
Marathon Petroleum Corp	300	45
Marsh & McLennan Cos Inc	487	97
Mastercard Inc, Cl A	5,265	2,179
McKesson Corp	2,165	1,019
Medpace Holdings Inc *	943	255
Merck & Co Inc	21,300	2,183
Meritage Homes Corp	920	130
Meta Platforms Inc, Cl A *	6,428	2,103
Mettler-Toledo International Inc *	919	1,003
Microsoft Corp	13,662	5,177
Middleby Corp/The *	6,843	864
Molina Healthcare Inc *	29	11
Molson Coors Beverage Co, Cl B	2,700	166
Mondelez International Inc, Cl A	20,856	1,482
Moody's Corp	7,331	2,676
MSC Industrial Direct Co Inc, Cl A	700	68
MSCI Inc, Cl A	2,504	1,304
Murphy Oil Corp	24,800	1,061
Murphy USA Inc	593	219
MYR Group Inc *	283	35
National Fuel Gas Co	39,400	2,001
NewMarket Corp	340	180
NIKE Inc, Cl B	8,778	968

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
NiSource Inc	1,736	$45
Nucor Corp	430	73
nVent Electric PLC	2,189	117
NVIDIA Corp	5,426	2,538
Oaktree Specialty Lending Corp	6,000	120
Oracle Corp	14,265	1,658
O'Reilly Automotive Inc *	1,050	1,032
Organon & Co	690	8
Oshkosh Corp	15,200	1,479
OSI Systems Inc *	1,200	148
Otis Worldwide Corp	13,087	1,123
Otter Tail Corp	1,700	130
Owens Corning	2,469	335
Par Pacific Holdings Inc *	22,100	757
Parker-Hannifin Corp	1,291	559
Patterson Cos Inc	2,457	62
Paychex Inc	2,972	362
Paylocity Holding Corp *	448	70
PBF Energy Inc, Cl A	16,440	730
Penumbra Inc *	840	187
PepsiCo Inc	9,489	1,597
Pfizer Inc	4,900	149
Philip Morris International Inc	20,700	1,933
ProPetro Holding Corp *	47,790	435
Public Service Enterprise Group Inc	375	23
PulteGroup Inc	4,899	433
PVH Corp	5,590	547
Quest Diagnostics Inc	644	88
Rambus Inc *	2,846	193
Regency Centers Corp ‡	236	15
Reliance Steel & Aluminum Co	1,242	342
Rollins Inc	375	15
Roper Technologies Inc	2,874	1,547
Ryerson Holding Corp	11,390	353
Sanofi SA	1,900	177
Schlumberger NV	6,722	350
Sealed Air Corp	900	30
Sensata Technologies Holding PLC	26,200	852
Sherwin-Williams Co/The	5,463	1,523
Signify NV	45,000	1,309
Skechers USA Inc, Cl A *	2,777	164
Snap-on Inc	181	50
Sonoco Products Co	1,500	83
Southwest Airlines Co	15,500	396
Sportsman's Warehouse Holdings Inc *	38,550	186
Stellantis	23,870	517
Stellantis NV	846	18
Sterling Infrastructure Inc *	1,361	86
Stifel Financial Corp	7,600	464
Stryker Corp	2,846	843
Sun Communities Inc ‡	4,400	569
Super Micro Computer Inc *	498	136

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Swiss Re AG	237	$28
Synchrony Financial	295	10
Synopsys Inc *	42	23
Tapestry Inc	33,700	1,067
TEGNA Inc	5,900	90
TJX Cos Inc/The	17,863	1,574
Toll Brothers Inc	4,726	406
Towne Bank/Portsmouth VA	2,150	56
Trane Technologies PLC	7,013	1,581
Tri Pointe Homes Inc *	2,555	75
Tyson Foods Inc, Cl A	45,150	2,115
United Airlines Holdings Inc *	10,030	395
United Natural Foods Inc *	13,680	199
United States Steel Corp	18,270	656
United Therapeutics Corp *	9,450	2,268
UnitedHealth Group Inc	4,909	2,715
Unum Group	3,312	142
Urban Outfitters Inc *	1,515	54
Verizon Communications Inc	6,300	241
Vontier Corp	2,800	94
Walmart Inc	970	151
Warner Bros Discovery Inc *	70,400	736
Watts Water Technologies Inc, Cl A	1,085	209
Weatherford International PLC *	2,535	230
Wells Fargo & Co	40,800	1,819
Western Union Co/The	84,448	982
Whirlpool Corp	800	87
WK Kellogg	675	8
WW Grainger Inc	46	36
Zumiez Inc *	11,350	214
		163,379

Total Common Stock
(Cost $205,995) ($ Thousands)		239,587

PREFERRED STOCK — 1.0%
Germany — 1.0%
Bayerische Motoren Werke AG, 6.320%	224	21
Henkel AG & Co KGaA (B)	17,563	1,384
Sartorius AG (B)	532	172
Volkswagen AG (B)	10,000	1,161
		2,738

Russia — 0.0%
Sberbank of Russia PJSC (B)	147,000	–

Total Preferred Stock
(Cost $3,390) ($ Thousands)		2,738

Description	Number of Warrants	Market Value ($ Thousands)
WARRANTS — 0.0%
Thailand — 0.0%
Kiatnakin Phatra Bank, Expires 01/03/2027 *	3,858	$–
Kiatnakin Phatra Bank, Expires 01/02/2025 *	3,858	–

		–

Total Warrants
(Cost $—) ($ Thousands)		–

	Number of Rights
RIGHTS — 0.0%
Taiwan — 0.0%
Wistron Corp, Expires 12/18/2023 *	31	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	8,307,232	8,307

Total Cash Equivalent
(Cost $8,307) ($ Thousands)		8,307

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $102) ($ Thousands)		10

Total Investments in Securities — 96.0%
(Cost $217,794) ($ Thousands)		$250,642

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Select Equity Fund (Continued)

A list of the exchange traded option contracts held by the Fund at November 30, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
December 2023, JPY Future Option	9,526,750	$1,386,142	$145.50	12/6/0023	$6
December 2023, JPY Future Option	7,621,400	1,112,724	146.00	12/6/2023	3

		2,498,866			9

Call Options		–			–
December 2023, SEK Future Option	19,053,500	18,730	0.98	12/4/2023	1

Total Purchased Options		$2,517,596			$10

A list of the open futures contracts held by the Fund at November 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	50	Dec-2023	$2,231	$2,395	$105
FTSE 100 Index	8	Dec-2023	733	756	(6)
Hang Seng Index	1	Dec-2023	112	109	(3)
MSCI Emerging Markets	45	Dec-2023	2,148	2,221	73
MSCI Singapore Index	3	Dec-2023	61	61	–
OMX Stockholm 30	9	Dec-2023	185	191	4
S&P 500 Index E-MINI	25	Dec-2023	5,496	5,721	225
S&P TSX 60 Index	3	Dec-2023	532	540	8
SPI 200 Index	3	Dec-2023	330	353	11
TOPIX Index	7	Dec-2023	1,072	1,125	37
			$12,900	$13,472	$454

A list of the open forward foreign currency contracts held by the Fund at November 30, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/11/23	USD	125	NZD	211	$5
Barclays PLC	12/11/23	CAD	5,432	USD	3,946	(61)
Barclays PLC	12/11/23	USD	6,188	CHF	5,556	208
Barclays PLC	12/11/23	USD	7,290	CAD	10,035	113
Barclays PLC	12/11/23	JPY	1,143,748	USD	7,623	(123)
BNP Paribas	12/11/23	SGD	599	USD	442	(7)
BNP Paribas	12/11/23	USD	877	SGD	1,188	14
BNP Paribas	12/11/23	USD	1,854	DKK	12,937	40
BNP Paribas	12/11/23	USD	2,054	SEK	22,427	87
BNP Paribas	12/11/23	NOK	4,112	USD	368	(14)
BNP Paribas	12/11/23	USD	4,659	AUD	7,241	142
BNP Paribas	12/11/23	HKD	16,925	USD	2,167	—
BNP Paribas	12/11/23	DKK	19,263	USD	2,761	(59)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	12/11/23	NZD	3	USD	2	$—
Brown Brothers Harriman	12/11/23	USD	6	NZD	10	—
Brown Brothers Harriman	12/11/23	USD	0	NZD	0	—
Brown Brothers Harriman	12/11/23	SGD	4	USD	3	—
Brown Brothers Harriman	12/11/23	SGD	34	USD	26	—
Brown Brothers Harriman	12/11/23	USD	16	NOK	172	—
Brown Brothers Harriman	12/11/23	USD	23	NOK	250	—
Brown Brothers Harriman	12/11/23	USD	52	SGD	69	—
Brown Brothers Harriman	12/11/23	USD	3	SGD	4	—
Brown Brothers Harriman	12/11/23	USD	19	HKD	148	—
Brown Brothers Harriman	12/11/23	USD	133	HKD	1,041	—
Brown Brothers Harriman	12/11/23	USD	109	SEK	1,160	1
Brown Brothers Harriman	12/11/23	USD	61	SEK	639	—
Brown Brothers Harriman	12/11/23	USD	140	DKK	962	1
Brown Brothers Harriman	12/11/23	USD	73	DKK	497	—
Brown Brothers Harriman	12/11/23	CHF	2	USD	2	—
Brown Brothers Harriman	12/11/23	CHF	250	USD	282	(6)
Brown Brothers Harriman	12/11/23	NOK	111	USD	10	—
Brown Brothers Harriman	12/11/23	NOK	208	USD	19	—
Brown Brothers Harriman	12/11/23	AUD	22	USD	14	—
Brown Brothers Harriman	12/11/23	AUD	317	USD	206	(4)
Brown Brothers Harriman	12/11/23	USD	325	AUD	499	6
Brown Brothers Harriman	12/11/23	USD	20	AUD	30	—
Brown Brothers Harriman	12/11/23	USD	424	CHF	375	8
Brown Brothers Harriman	12/11/23	USD	9	CHF	8	—
Brown Brothers Harriman	12/11/23	USD	499	CAD	682	4
Brown Brothers Harriman	12/11/23	USD	14	CAD	19	—
Brown Brothers Harriman	12/11/23	CAD	5	USD	4	—
Brown Brothers Harriman	12/11/23	CAD	537	USD	392	(4)
Brown Brothers Harriman	12/11/23	GBP	67	USD	85	—
Brown Brothers Harriman	12/11/23	GBP	824	USD	1,023	(19)
Brown Brothers Harriman	12/11/23	USD	820	JPY	122,801	12
Brown Brothers Harriman	12/11/23	USD	162	JPY	23,844	—
Brown Brothers Harriman	12/11/23	USD	1,127	GBP	906	19
Brown Brothers Harriman	12/11/23	USD	99	GBP	78	—
Brown Brothers Harriman	12/11/23	SEK	285	USD	27	—
Brown Brothers Harriman	12/11/23	SEK	970	USD	91	(1)
Brown Brothers Harriman	12/11/23	HKD	1,447	USD	186	—
Brown Brothers Harriman	12/11/23	HKD	1	USD	0	—
Brown Brothers Harriman	12/11/23	DKK	372	USD	55	—
Brown Brothers Harriman	12/11/23	DKK	1,126	USD	164	(1)
Brown Brothers Harriman	12/11/23	EUR	662	USD	724	2
Brown Brothers Harriman	12/11/23	EUR	1,290	USD	1,396	(11)
Brown Brothers Harriman	12/11/23	USD	1,516	EUR	1,402	14
Brown Brothers Harriman	12/11/23	USD	778	EUR	710	(3)
Brown Brothers Harriman	12/11/23	JPY	6,550	USD	44	—
Brown Brothers Harriman	12/11/23	JPY	100,616	USD	671	(10)
Standard Chartered	12/11/23	USD	1,503	HKD	11,740	—
Standard Chartered	12/11/23	USD	9,018	GBP	7,352	289

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

World Select Equity Fund (Concluded)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	12/11/23	GBP	10,975	USD	13,463	$(431)
Standard Chartered	12/11/23	USD	13,828	JPY	2,074,898	224
Westpac Banking	12/11/23	USD	401	NOK	4,480	15
Westpac Banking	12/11/23	CHF	3,040	USD	3,385	(114)
Westpac Banking	12/11/23	AUD	3,290	USD	2,117	(65)
Westpac Banking	12/11/23	SEK	13,816	USD	1,267	(53)
Westpac Banking	12/11/23	USD	22,045	EUR	20,628	470
Westpac Banking	12/11/23	EUR	23,876	USD	25,515	(543)
						$145

Percentages are based on Net Assets of $261,119 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)		Level 3 ($)(1)	Total ($)
Common Stock	239,587	–		–	239,587
Preferred Stock	2,738	–		–	2,738
Warrants	–	–	(2)	–	–	(2)
Rights	–	–	(2)	–	–	(2)
Cash Equivalent	8,307	–		–	8,307
Purchased Options	–	–		10	10
Total Investments in Securities	250,632	–		10	250,642

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	463	–	–	463
Unrealized Depreciation	(9)	–	–	(9)
Forward Contracts*
Unrealized Appreciation	–	1,674	–	1,674
Unrealized Depreciation	–	(1,529)	–	(1,529)
Total Other Financial Instruments	454	145	–	599

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $—.

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,664	$28,637	$(22,994)	$—	$—	$8,307	$134	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Equity Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 95.7%
Argentina — 0.6%
Corp America Airports SA *	135,260	$1,994
Loma Negra Cia Industrial Argentina SA ADR	160,349	1,046
Telecom Argentina SA ADR	309,357	2,555
		5,595

Australia — 0.1%
SolGold PLC *	6,774,749	726

Bangladesh — 0.2%
BRAC Bank Ltd	5,064,606	1,530

Belgium — 0.1%
Cenergy Holdings SA	129,637	987

Brazil — 6.1%
Adecoagro	75,563	866
Ambev SA	302,000	833
Arcos Dorados Holdings Inc, Cl A	147,273	1,707
B3 SA - Brasil Bolsa Balcao	105,700	287
Banco do Brasil SA	504,654	5,551
C&A MODAS *	997,900	1,673
Cia de Saneamento de Minas Gerais Copasa MG	64,000	243
Cia Siderurgica Nacional ADR	287,901	947
CPFL Energia SA	320,000	2,380
Cyrela Brazil Realty SA Empreendimentos e Participacoes	144,100	634
Dexco SA	930,200	1,373
Embraer SA ADR *	80,369	1,406
Equatorial Energia SA	132,700	917
Gerdau SA ADR	230,690	1,029
GPS Participacoes e Empreendimentos SA	377,900	1,372

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hapvida Participacoes e Investimentos S/A *	1,135,900	$1,002
Itau Unibanco Holding SA ADR	1,257,092	8,045
Localiza Rent a Car SA	173,057	2,100
Locaweb Servicos de Internet SA	572,900	706
Lojas Renner SA	280,300	935
Minerva SA/Brazil	70,900	105
NU Holdings Ltd/Cayman Islands, Cl A *	380,495	3,097
Petroleo Brasileiro SA ADR, Cl A	578,693	8,420
Porto Seguro SA	174,500	988
Santos Brasil Participacoes SA	871,400	1,495
Sendas Distribuidora S/A	1,289,700	3,373
SLC Agricola SA	13,200	101
TIM SA/Brazil	446,000	1,562
TOTVS SA	144,400	970
Ultrapar Participacoes ADR	191,684	976
Vale SA	163,800	2,459
		57,552

Burkina Faso — 0.2%
Endeavour Mining PLC	65,686	1,529

Canada — 1.0%
Capstone Copper Corp *	278,312	1,141
Celestica *	74,169	2,000
Ivanhoe Mines Ltd, Cl A *	382,407	3,415
Pan American Silver Corp	130,819	2,049
Parex Resources Inc	46,724	959
		9,564

Chile — 0.8%
Banco Santander Chile ADR	111,662	2,185
Cia Cervecerias Unidas SA ADR	40,067	491
Enel Chile SA	17,515,587	1,110
Parque Arauco SA	2,441,221	3,523
		7,309

China — 17.5%
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A	878,800	2,730
Agricultural Bank of China Ltd, Cl H	9,329,000	3,452
Airtac International Group	89,719	3,116
Alibaba Group Holding Ltd *	1,297,500	12,086
Alibaba Group Holding Ltd ADR *	27,795	2,081
Anhui Yingjia Distillery, Cl A	74,000	780
Autohome Inc ADR	16,519	451
Baidu Inc ADR *	45,654	5,417
Bank of China Ltd, Cl H	6,499,500	2,388
Bank of Communications Co Ltd, Cl H	1,689,100	997
Beijing Enterprises Holdings Ltd	310,000	1,028
Bosideng International Holdings Ltd	2,150,000	903
BYD Co Ltd, Cl H	29,500	793
China Communications Services Corp Ltd, Cl H	3,352,000	1,429

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
China Construction Bank Corp, Cl H	9,730,000	$5,631
China Everbright Bank Co Ltd, Cl H	2,595,500	741
China Galaxy Securities Co Ltd, Cl H	894,000	478
China Medical System Holdings Ltd	1,316,000	2,531
China National Building Material Co Ltd, Cl H	272,000	121
China Overseas Property Holdings Ltd	1,515,000	1,234
China Petroleum & Chemical Corp, Cl H	916,000	471
China Railway Group Ltd, Cl H	1,816,000	798
China Resources Land Ltd	1,994,000	7,302
China Resources Pharmaceutical Group Ltd	361,000	226
China State Construction International Holdings Ltd	194,000	225
China Taiping Insurance Holdings Co Ltd	213,800	194
Chongqing Brewery Co Ltd, Cl A	141,900	1,418
Circuit Fabology Microelectronics Equipment Co Ltd, Cl A *	98,268	1,151
CITIC Ltd	488,000	460
Contemporary Amperex Technology Co Ltd, Cl A	7,056	165
COSCO SHIPPING Holdings Co Ltd, Cl H	1,006,550	928
Daqin Railway Co Ltd, Cl A	251,245	256
Daqo New Energy Corp ADR *	14,511	343
Dongfeng Motor Group Co Ltd, Cl H	438,000	220
Eastroc Beverage Group Co Ltd, Cl A	37,400	1,034
EEKA Fashion Holdings	443,500	822
FinVolution Group ADR	51,391	228
Ganfeng Lithium Group Co Ltd, Cl A	243,200	1,330
Greentown China Holdings Ltd	83,000	88
Guangzhou Automobile Group Co Ltd, Cl H	3,094,000	1,434
Haidilao International Holding Ltd	538,000	1,070
Haier Smart Home Co Ltd, Cl H	1,633,600	4,737
Heilongjiang Agriculture, Cl A	488,900	865
Hello Group Inc ADR	27,778	179
Hisense Home Appliances Group Co Ltd, Cl A	168,799	521
Hisense Visual Technology, Cl A	119,000	391
Hubei Jumpcan Pharmaceutical Co Ltd, Cl A	89,900	403
Industrial & Commercial Bank of China Ltd, Cl H	6,412,000	3,070
iQIYI Inc ADR *	1,069,306	4,801
JD.com Inc, Cl A	193,400	2,642
Jiangxi Copper Co Ltd, Cl A	135,300	336
JinkoSolar Holding Co Ltd ADR	23,200	728
Kingsemi Co Ltd, Cl A	45,131	986
Kingsoft Corp Ltd	170,600	546
Kunlun Energy Co Ltd	3,658,000	3,382
Kweichow Moutai Co Ltd, Cl A *	6,975	1,752
Lenovo Group Ltd	1,764,000	2,180
Li Ning Co Ltd	442,000	1,231
Lufax Holding Ltd ADR	494,481	420
Maoyan Entertainment *	381,200	459

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Meituan, Cl B *	106,100	$1,231
MINISO Group Holding Ltd ADR	16,600	420
NetEase Inc	217,470	4,909
NetEase Inc ADR	5,390	612
Offshore Oil Engineering Co Ltd, Cl A	408,300	368
PDD Holdings Inc ADR *	18,520	2,731
PetroChina Co Ltd, Cl H	5,298,000	3,480
PICC Property & Casualty Co Ltd	4,532,000	5,263
Ping An Insurance Group Co of China Ltd, Cl A	351,500	2,011
Ping An Insurance Group Co of China Ltd, Cl H	887,400	4,090
Proya Cosmetics Co Ltd, Cl A	59,448	862
Qifu Technology Inc ADR	29,602	459
Qingdao Haier Biomedical Co Ltd, Cl A	216,888	1,245
Shandong Weigao Group Medical Polymer Co Ltd, Cl H	1,104,000	1,047
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	173,100	251
Shenzhen H&T Intelligent Control Co Ltd, Cl A	535,200	1,024
Shenzhou International Group Holdings Ltd	366,400	3,678
Sinopharm Group Co Ltd, Cl H	155,600	386
Sinotruk Hong Kong Ltd	537,000	1,114
SooChow Securities Co Ltd, Cl A	718,600	773
Sunresin New Materials Co Ltd, Cl A	197,450	1,392
TAL Education Group ADR *	125,144	1,568
Tencent Holdings Ltd	134,253	5,621
Tongcheng Travel Holdings Ltd *	718,000	1,322
Topsports International Holdings Ltd	1,735,093	1,411
Vipshop Holdings Ltd ADR *	410,795	6,585
Weichai Power Co Ltd, Cl H	286,000	526
Wuliangye Yibin Co Ltd, Cl A	14,479	303
WuXi AppTec Co Ltd, Cl H	226,744	2,656
Xinyi Solar Holdings Ltd	2,137,000	1,229
Yangzijiang Shipbuilding Holdings Ltd	1,327,900	1,443
Yum China Holdings Inc	31,600	1,364
Yutong Bus Co Ltd, Cl A	302,200	570
Zhejiang Expressway Co Ltd, Cl H	842,000	534
Zhongsheng Group Holdings Ltd	451,000	1,080
ZJLD Group Inc *	1,051,200	1,478
ZTO Express Cayman Inc ADR	50,089	1,118
		164,333

Colombia — 0.3%
Bancolombia SA ADR, Cl R	43,277	1,194
Gran Tierra Energy Inc *	314,423	1,990
		3,184

Czechia — 0.2%
WAG Payment Solutions PLC *	1,509,678	1,720

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Egypt — 0.8%
Commercial International Bank Egypt SAE GDR	2,175,279	$2,915
Energean PLC	361,521	4,609
		7,524

Georgia — 0.4%
TBC Bank Group PLC	107,487	3,783

Germany — 0.1%
AIXTRON SE	14,490	528
Krones AG	4,168	471
		999

Ghana — 0.1%
Tullow Oil PLC *	2,661,939	1,218

Greece — 1.7%
Alpha Services and Holdings SA *	931,238	1,585
Eurobank Ergasias Services and Holdings SA *	1,896,655	3,499
Hellenic Telecommunications Organization SA	17,462	257
JUMBO SA	43,724	1,147
Motor Oil Hellas Corinth Refineries SA	61,411	1,662
Mytilineos SA	7,976	320
National Bank of Greece SA *	451,267	3,093
OPAP SA	104,898	1,682
Piraeus Financial Holdings SA *	738,266	2,626
		15,871

Hong Kong — 0.6%
AIA Group Ltd	304,640	2,629
Hong Kong Exchanges & Clearing Ltd	39,942	1,418
Techtronic Industries Co Ltd	121,000	1,228
		5,275

Hungary — 1.1%
MOL Hungarian Oil & Gas PLC	262,832	2,092
OTP Bank Nyrt	114,017	4,738
Richter Gedeon Nyrt	128,853	3,247
		10,077

Iceland — 0.3%
Islandsbanki HF	3,752,037	2,893

India — 12.2%
Angel One Ltd	7,079	260
Ashok Leyland	478,506	1,051
Ashoka Buildcon *	56,826	96
Aster DM Healthcare Ltd *	368,525	1,690
Aurobindo Pharma Ltd	69,029	862
Avalon Technologies Ltd *	77,651	470
Bajaj Auto Ltd	10,382	758
Bajaj Finance Ltd	11,441	977
Bank of Baroda	394,908	933

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Bharat Electronics Ltd	1,002,152	$1,753
Brigade Enterprises Ltd	268,828	2,631
Canara Bank	87,549	423
Chennai Petroleum Corp Ltd	47,786	381
CIE Automotive India Ltd	183,937	1,054
Coal India Ltd	149,625	614
Colgate-Palmolive India Ltd	15,664	413
Computer Age Management Services	16,605	558
Container Corp Of India Ltd	40,824	380
Craftsman Automation	10,346	626
CreditAccess Grameen Ltd *	103,755	2,112
Divi's Laboratories Ltd	77,439	3,518
Dr Reddy's Laboratories Ltd	10,756	747
EPL Ltd	551,191	1,294
Exide Industries Ltd	620,523	2,119
Federal Bank Ltd	1,043,960	1,845
GAIL India Ltd	435,230	688
Genus Power Infrastructures Ltd	736,013	1,952
HCL Technologies Ltd	390,398	6,277
HDFC Asset Management Co Ltd	25,261	900
HDFC Bank Ltd	263,341	4,922
Hero MotoCorp Ltd	83,179	3,809
Hindalco Industries Ltd	5,278	33
Hindustan Aeronautics Ltd	8,738	249
ICICI Bank Ltd	246,836	2,767
ICICI Bank Ltd ADR	247,166	5,480
Indian Oil Corp Ltd	496,303	665
Infosys Ltd	100,926	1,761
JK Tyre & Industries Ltd	83,084	352
Jyothy Labs Ltd	359,127	1,871
Kotak Mahindra Bank Ltd	114,524	2,411
KPIT Technologies Ltd	224,979	4,045
Larsen & Toubro Ltd	16,782	626
Lemon Tree Hotels Ltd *	1,166,199	1,598
LIC Housing Finance Ltd	75,270	443
Mahindra & Mahindra Ltd	50,019	988
Manappuram Finance Ltd	253,168	499
Mrs Bectors Food Specialities Ltd	106,448	1,557
Narayana Hrudayalaya Ltd	161,035	2,367
Natco Pharma Ltd	24,908	237
NCC Ltd/India	178,637	357
NTPC Ltd	354,331	1,110
Oil & Natural Gas Corp Ltd	572,337	1,338
One 97 Communications *	147,581	1,550
PB Fintech Ltd *	186,652	1,865
Petronet LNG Ltd *	718,782	1,748
Phoenix Mills Ltd/The	132,076	3,755
PNC Infratech Ltd	366,023	1,486
Power Finance Corp Ltd	95,030	382
Power Grid Corp of India Ltd	1,269,817	3,182
REC Ltd	373,164	1,560
Shriram Finance Ltd	143,936	3,464

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sobha Ltd	207,012	$2,252
Tata Consultancy Services Ltd	43,404	1,815
Tata Motors Ltd	114,894	973
Thermax	29,888	909
Torrent Pharmaceuticals Ltd	36,807	939
Union Bank of India Ltd	337,056	436
UPL Ltd	435,688	2,981
VA Tech Wabag Ltd *	237,205	1,739
Varun Beverages Ltd	331,612	4,394
WNS Holdings Ltd ADR *	21,404	1,273
Zensar Technologies Ltd	33,355	215
Zomato Ltd *	435,182	619
		114,404

Indonesia — 4.4%
Ace Hardware Indonesia Tbk PT	33,116,000	1,612
Adaro Energy Indonesia Tbk PT	1,947,700	329
Aneka Tambang Tbk	9,944,900	1,116
Astra International Tbk PT	1,222,100	426
Bank Central Asia Tbk PT	4,147,800	2,400
Bank Mandiri Persero Tbk PT	4,714,500	1,778
Bank Rakyat Indonesia Persero Tbk PT	25,622,176	8,714
Cisarua Mountain Dairy PT TBK	10,816,900	2,497
First Pacific Co Ltd	7,750,000	3,066
Indo Tambangraya Megah Tbk PT	110,500	175
Indofood Sukses Makmur Tbk PT	431,500	179
Indosat Tbk PT	4,811,900	2,955
Jasa Marga Persero Tbk PT	6,174,300	1,851
Medikaloka Hermina Tbk PT	52,722,900	4,997
Pakuwon Jati Tbk PT	89,667,684	2,382
Perusahaan Gas Negara Tbk PT	2,562,500	184
Trimegah Bangun Persada Tbk PT	55,861,139	3,656
Ultrajaya Milk Industry & Trading Co Tbk PT	27,622,400	2,796
United Tractors Tbk PT	120,700	170
		41,283

Italy — 0.1%
Wizz Air Holdings Plc *	30,481	727

Jordan — 0.1%
Hikma Pharmaceuticals PLC	44,973	981

Kazakhstan — 1.8%
Halyk Savings Bank of Kazakhstan JSC GDR	500,399	7,256
Kaspi.KZ JSC GDR	25,243	2,575
NAC Kazatomprom JSC GDR	189,669	7,188
		17,019

Kenya — 0.2%
ARM Cement Ltd *	10	–
Equity Group Holdings PLC/Kenya	8,478,063	2,019
		2,019

Malaysia — 0.3%
Bermaz Auto Bhd	1,248,200	619

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dayang Enterprise Holdings Bhd	3,078,700	$1,070
Gamuda	1,576,700	1,614
		3,303

Mexico — 2.7%
Cemex SAB de CV ADR *	62,624	433
Coca-Cola Femsa SAB de CV	49,500	418
Coca-Cola Femsa SAB de CV ADR	5,490	465
Controladora Vuela Cia de Aviacion SAB de CV ADR *	119,328	962
Corp Inmobiliaria Vesta SAB de CV	423,800	1,597
Fibra Uno Administracion SA de CV ‡	332,600	538
Fomento Economico Mexicano SAB de CV ADR	31,038	3,938
Grupo Aeroportuario del Pacifico SAB de CV, Cl B	87,729	1,339
Grupo Financiero Banorte SAB de CV, Cl O	898,200	8,357
Grupo Mexico SAB de CV, Ser B	210,500	967
Grupo Traxion SAB de CV, Cl A *	1,092,341	1,892
Promotora y Operadora de Infraestructura SAB de CV	66,175	652
Qualitas Controladora SAB de CV	202,400	1,851
Vista Energy SAB de CV ADR *	16,300	502
Wal-Mart de Mexico SAB de CV	362,990	1,429
		25,340

Netherlands — 0.2%
AMG Critical Materials NV	13,377	319
BE Semiconductor Industries NV	8,101	1,135
		1,454

Nigeria — 1.2%
Airtel Africa PLC	717,797	995
Guaranty Trust Holding Co PLC	15,208,102	751
IHS Holding Ltd *	191,059	889
SEPLAT Energy PLC	3,037,908	4,930
Zenith Bank PLC	76,698,031	3,308
		10,873

Pakistan — 0.4%
United Bank Ltd/Pakistan	6,175,348	3,933

Peru — 0.6%
Credicorp Ltd	17,082	2,144
Hochschild Mining PLC	2,951,159	3,927
		6,071

Philippines — 2.6%
Alliance Global Group Inc	17,418,110	3,076
Ayala Corp	309,759	3,707
Ayala Land Inc	5,943,100	3,341
BDO Unibank Inc	1,342,470	3,230
Bloomberry Resorts Corp *	4,068,900	708
Century Pacific Food	1,546,000	847
GT Capital Holdings Inc	465,650	4,552

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Robinsons Land Corp	8,086,500	$2,116
Universal Robina Corp	1,256,480	2,559
		24,136

Poland — 1.1%
Bank Polska Kasa Opieki SA	86,565	3,049
Dino Polska SA *	11,714	1,309
Grupa Pracuj	209,970	2,905
Jastrzebska Spolka Weglowa SA *	13,828	137
KGHM Polska Miedz SA	80,298	2,320
LPP SA	113	421
		10,141

Qatar — 0.0%
Ooredoo QPSC	78,265	221

Romania — 0.3%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA *	117,745	3,328

Russia — 0.0%
Gazprom PJSC ADR *	503,042	–
LUKOIL PJSC ADR *	107,182	–
Mobile TeleSystems PJSC ADR *	556,416	–
Moscow Exchange MICEX-RTS PJSC *	945,410	–
Ozon Holdings PLC ADR *	30,008	–
Sberbank of Russia PJSC ADR *(A)	93,380	–
Surgutneftegas PJSC ADR *	416,721	–
Yandex NV, Cl A *	50,933	–
		—

Saudi Arabia — 1.1%
Arab National Bank	50,208	321
Arabian Internet & Communications Services Co	9,041	751
Banque Saudi Fransi	81,964	817
Elm Co	3,368	669
Etihad Etisalat Co	33,947	418
Leejam Sports Co JSC	7,034	310
Mouwasat Medical Services Co	8,966	269
Saudi Arabian Oil Co	66,024	584
Saudi Aramco Base Oil	9,902	362
Saudi Ground Services Co *	155,393	1,263
Saudi National Bank/The	278,212	2,592
Saudi Telecom Co	130,387	1,336
United Electronics Co	42,311	892
		10,584

Slovenia — 0.7%
Nova Ljubljanska Banka dd GDR	391,389	7,046

South Africa — 2.3%
Aspen Pharmacare Holdings Ltd	115,832	1,132
Capitec Bank Holdings Ltd	16,918	1,750
FirstRand Ltd	199,516	710

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gold Fields Ltd	28,745	$432
Kumba Iron Ore Ltd	30,717	960
Naspers, Cl N	81,139	14,873
Nedbank Group Ltd	100,040	1,129
Old Mutual Ltd	1,551,748	942
Truworths International Ltd	31,545	127
		22,055

South Korea — 10.3%
CJ CheilJedang Corp	9,266	2,219
Classys Inc	33,591	1,086
Cosmax Inc	13,602	1,167
Coupang Inc, Cl A *	90,572	1,384
Coway Co Ltd	50,632	1,962
Daewoo Engineering & Construction Co Ltd *	79,529	286
DB HiTek Co Ltd	5,827	280
DB Insurance Co Ltd	6,554	425
DL E&C Co Ltd	7,550	224
Doosan Bobcat Inc	10,291	364
Eo Technics Co Ltd	11,908	1,456
Eugene Technology Co Ltd	60,297	2,021
GS Holdings Corp	11,447	366
Han Kuk Carbon Co Ltd	91,643	880
Hana Financial Group Inc	273,274	8,822
Hankook Tire & Technology Co Ltd	63,466	2,231
Hanwha Aerospace Co Ltd	4,227	413
Hanwha Corp	11,730	233
HD Hyundai Electric Co Ltd	5,557	362
HD Hyundai Infracore Co Ltd	54,877	332
HPSP Co Ltd	69,943	2,516
Hyundai Autoever Corp	7,258	1,041
Hyundai Glovis Co Ltd	2,679	361
Hyundai Marine & Fire Insurance Co Ltd	11,856	287
Hyundai Mobis Co Ltd	9,928	1,762
Hyundai Steel Co	25,578	698
IsuPetasys	8,669	204
Jeisys Medical Inc *	128,335	1,071
KB Financial Group Inc	53,369	2,168
Kia Corp	163,335	10,875
KIWOOM Securities Co Ltd	2,799	200
Korea Investment Holdings Co Ltd	5,786	269
Korean Air Lines Co Ltd	29,231	509
LG Chem Ltd	5,988	2,325
LG Corp	18,422	1,201
LG Electronics Inc	54,263	4,320
LG Uplus Corp	332,173	2,703
LS Corp	7,505	493
LX INTERNATIONAL CORP	12,014	277
LX Semicon Co Ltd	2,599	173
NH Investment & Securities Co Ltd	275,638	2,192
NongShim Co Ltd	878	276
OCI Holdings Co Ltd	6,701	513

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Park Systems Corp	6,458	$804
PharmaResearch Co Ltd	2,469	207
Samsung C&T Corp	23,962	2,216
Samsung Electronics Co Ltd	491,969	27,761
Samsung Fire & Marine Insurance Co Ltd	2,543	512
Samsung Life Insurance Co Ltd	6,624	359
Samsung Securities Co Ltd	10,435	317
SOLUM *	12,404	263
WONIK IPS Co Ltd	51,102	1,347
Youngone Corp	7,949	269
		97,002

Switzerland — 0.1%
Avolta AG *	15,781	554

Taiwan — 12.3%
Accton Technology Corp	24,000	409
Alchip Technologies Ltd	24,050	2,394
Arcadyan Technology Corp	480,000	2,512
Asia Vital Components Co Ltd	220,686	2,176
ASPEED Technology Inc	14,830	1,398
Asustek Computer Inc	49,000	617
Chailease Holding Co Ltd	239,087	1,423
Chicony Electronics Co Ltd	49,000	250
Compal Electronics Inc	317,000	314
CTBC Financial Holding Co Ltd	5,802,000	5,079
Delta Electronics Inc	194,000	1,965
E Ink Holdings Inc	160,000	937
Elan Microelectronics Corp	326,000	1,581
Elite Material Co Ltd	145,000	1,764
Ennoconn Corp	154,000	1,356
Evergreen Marine Corp Taiwan Ltd	98,800	354
Fitipower Integrated Technology Inc	21,650	196
Fubon Financial Holding Co Ltd	1,199,488	2,473
Gigabyte Technology Co Ltd	54,000	432
Global Mixed Mode Technology	33,000	283
Global Unichip Corp	28,000	1,479
Gold Circuit Electronics Ltd	325,000	2,372
Hon Hai Precision Industry Co Ltd	1,063,912	3,457
Hu Lane Associate Inc	220,000	1,130
Ingentec Corp	253,044	1,555
International Games System Co Ltd	21,000	448
Kaori Heat Treatment Co Ltd	75,000	593
King Yuan Electronics Co Ltd	1,013,000	2,685
Lite-On Technology Corp	234,000	824
M31 Technology Corp	44,300	1,439
Macronix International Co Ltd	2,579,000	2,378
Makalot Industrial Co Ltd	241,000	2,762
MediaTek Inc	31,000	938
Micro-Star International Co Ltd	590,000	3,466
Nien Made Enterprise Co Ltd	136,000	1,484
Pou Chen Corp	301,000	298
Powertech Technology Inc	93,000	333

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Quanta Computer Inc	270,000	$1,754
Radiant Opto-Electronics Corp	93,000	393
Sercomm Corp	433,000	1,719
Simplo Technology Co Ltd	7,000	85
Sitronix Technology Corp	40,000	370
Taiwan Semiconductor Manufacturing Co Ltd	2,418,000	44,660
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,429	1,404
Tripod Technology Corp	36,000	222
Unimicron Technology Corp	129,000	731
United Microelectronics Corp	1,372,000	2,148
Visual Photonics Epitaxy Co Ltd	443,000	2,432
Voltronic Power Technology Corp	22,950	1,183
Wistron Corp	186,000	545
Wistron NeWeb Corp	26,000	114
Wiwynn Corp *	39,000	2,197
		115,511

Thailand — 2.2%
AP Thailand PCL	805,200	247
Bangchak Corp PCL	202,600	250
Bangkok Bank PCL	851,100	3,653
Bangkok Dusit Medical Services PCL, Cl F	393,100	293
Bumrungrad Hospital PCL	51,700	328
Fabrinet *	20,510	3,321
Ichitan Group PCL NVDR	1,626,900	661
Kasikornbank PCL NVDR	1,121,800	4,082
Krung Thai Bank PCL	917,300	475
PTT Exploration & Production PCL	504,300	2,172
PTT Oil & Retail Business PCL	4,000,000	2,263
PTT PCL NVDR	2,048,500	2,024
Sansiri PCL	5,098,500	242
		20,011

Turkey — 1.2%
BIM Birlesik Magazalar AS	118,616	1,266
Dogus Otomotiv Servis ve Ticaret AS	51,091	434
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Cl D	389,922	334
KOC Holding AS	417,009	2,045
Migros Ticaret AS	25,522	318
MLP Saglik Hizmetleri AS, Cl B *	244,492	1,271
Sok Marketler Ticaret AS	118,077	240
Turk Hava Yollari AO *	30,964	269
Turk Traktor ve Ziraat Makineleri AS	5,244	126
Turkiye Is Bankasi AS, Cl C	432,705	322
Yapi ve Kredi Bankasi AS	7,072,293	4,706
		11,331

United Arab Emirates — 2.2%
Aldar Properties PJSC	273,695	426
Burjeel Holdings PLC	2,214,744	2,020
Dubai Islamic Bank PJSC	1,253,181	1,884

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Emaar Development PJSC	3,065,741	$5,702
Emaar Properties PJSC	4,715,728	9,747
Emirates NBD Bank PJSC	114,731	550
Multiply Group PJSC *	380,753	364
		20,693

United Kingdom — 0.1%
Anglogold Ashanti	31,126	598

United States — 0.8%
EPAM Systems Inc *	10,633	2,745
Globant SA *	14,695	3,245
Parade Technologies Ltd	33,000	1,136
		7,126

Vietnam — 1.8%
Ho Chi Minh City Development Joint Stock Commercial Bank	2,824,212	2,096
Hoa Phat Group JSC *	2,235,146	2,446
Military Commercial Joint Stock Bank	6,415,731	4,707
SSI Securities Corp	1,010,000	1,303
Vietnam Technological & Commercial Joint Stock Bank *	1,612,520	1,961
Vincom Retail JSC *	1,905,059	1,735
Vinhomes JSC *	1,440,200	2,452
		16,700

Zambia — 0.3%
First Quantum Minerals Ltd	328,224	2,690

Total Common Stock
(Cost $835,910) ($ Thousands)		898,803

PREFERRED STOCK — 1.7%
Brazil — 0.4%
Bradespar SA (B)	85,900	426
Cia Energetica de Minas Gerais (B)	601,979	1,349
Marcopolo SA (B)	1,241,300	1,522
		3,297

Colombia — 0.1%
Banco Davivienda SA (B)	215,784	819

South Korea — 1.2%
Hyundai Motor Co (B)	49,523	4,179
LG Chem Ltd (B)	10,638	2,548
LG Electronics Inc (B)	25,035	908
Samsung Electronics Co Ltd (B)	91,175	4,092
		11,727

Total Preferred Stock
(Cost $19,073) ($ Thousands)		15,843

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Taiwan — 0.0%
Wistron Corp, Expires 12/18/2023 *	149	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	5,074,668	5,075

Total Cash Equivalent
(Cost $5,075) ($ Thousands)		5,075

Total Investments in Securities — 98.0%
(Cost $860,058) ($ Thousands)		$919,721

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets	347	Dec-2023	$17,094	$17,126	$32

Percentages are based on Net Assets of $938,837 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	No interest rate available.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)		Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	898,803		–	–	^	898,803
Preferred Stock	15,843		–	–		15,843
Rights	–	^	–	–		–	^
Cash Equivalent	5,075		–	–		5,075
Total Investments in Securities	919,721		–	–		919,721

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	32	–	–	32
Total Other Financial Instruments	32	–	–	32

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^This category includes securities with a value of $—.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of Fund's transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institution Class	$15,345	$41,117	$(51,387)	$—	$—	$5,075	$317	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 38.2%
Aerospace & Defense — 0.6%
Bleriot US Bidco Inc., 2023 Term Loan, 1st Lien
9.652%, CME Term SOFR + 4.000%, 10/30/2028 (A)(B)	$999	$1,001
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
9.363%, CME Term SOFR + 3.500%, 08/06/2029 (A)	1,164	1,142
TransDigm Inc., Tranche H Term Loan, 1st Lien
8.640%, CME Term SOFR + 3.250%, 02/22/2027 (A)	641	641
TransDigm Inc., Tranche I Term Loan, 1st Lien
8.640%, CME Term SOFR + 3.250%, 08/24/2028 (A)	316	316
		3,100

Air Transport — 0.6%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.427%, CME Term SOFR + 4.750%, 04/20/2028 (A)	1,317	1,335
Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 1st Lien
7.831%, CME Term SOFR + 2.500%, 06/22/2028 (A)	773	774

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.798%, CME Term SOFR + 5.250%, 06/21/2027 (A)	$679	$699
		2,808

Automotive — 0.9%
American Auto Auction Group LLC/XLerate, Term Loan, 1st Lien
10.390%, 12/30/2027 (B)	353	343
Autokiniton US Holdings Inc., Closing Date Term B Loan, 1st Lien
9.963%, LIBOR + 4.750%, 04/06/2028 (A)(B)	461	461
Belron Finance 2019 LLC, Dollar Second Incremental Loan, 1st Lien
7.902%, SOFRRATE + 2.500%, 10/30/2026 (A)	574	574
Belron Finance US LLC, First Incremental Term Loan, 1st Lien
7.883%, 11/13/2025	732	733
Clarios Global LP, 2023 Term Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 05/06/2030 (A)	900	901
Tenneco Inc., Term B Loan, 1st Lien
10.490%, CME Term SOFR + 5.000%, 11/17/2028 (A)	135	112
Wand Newco 3, Inc., Tranche B-1 1st Lien, Term Loan
8.213%, CME Term SOFR + 2.750%, 02/05/2026 (A)	347	347
Wand Newco 3, Inc., Tranche B-1 Term Loan, 1st Lien
8.213%, CME Term SOFR + 2.750%, 02/05/2026 (A)(B)	523	523
		3,994

Building & Development — 1.0%
Artera Services LLC, Tranche B Term Loan, 1st Lien
8.990%, CME Term SOFR + 3.500%, 03/06/2025 (A)	767	697
Brookfield WEC Holdings Inc., Initial Term Loan (2021), 1st Lien
8.213%, CME Term SOFR + 2.750%, 08/01/2025 (A)	1,323	1,324
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
8.963%, CME Term SOFR + 3.500%, 12/08/2025 (A)(B)	130	116
Kodiak BP LLC, Initial Term Loan, 1st Lien
8.902%, CME Term SOFR + 3.250%, 03/12/2028 (A)	460	457

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
SRS Distribution Inc., 2021 Refinancing Term Loan, 1st Lien
8.963%, CME Term SOFR + 3.500%, 06/02/2028 (A)	$239	$236
SRS Distribution Inc., 2022 Refinancing Term Loan, 1st Lien
8.948%, CME Term SOFR + 3.500%, 06/02/2028 (A)(B)	551	544
Summit Materials, LLC, Incremental Cov-Lite TLB
0.000%, 11/30/2028 (A)(B)(C)	500	499
Tutor Perini Corp., Term Loan, 1st Lien
10.213%, SOFRRATE + 3.500%, 08/18/2027 (A)(D)	1,322	1,270
		5,143

Business Equipment & Services — 5.4%
Access CIG LLC, 2023 Refinancing Term Loan, 1st Lien
10.388%, CME Term SOFR + 5.000%, 08/18/2028 (A)(B)	1,065	1,063
Access CIG, LLC, Initial Loan, 2nd Lien
13.409%, CME Term SOFR + 7.750%, 02/27/2026 (A)	200	197
Al Aqua Merger Sub, Inc., Incremental Term Loan
0.000%, 07/31/2028 (A)(B)(C)	80	79
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
8.213%, 02/04/2028	1,383	1,384
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.698%, CME Term SOFR + 3.250%, 03/03/2025 (A)(B)	483	462
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.948%, CME Term SOFR + 4.500%, 10/15/2026 (A)(B)	270	258
BW Holding Inc., Initial Term Loan, 1st Lien
9.538%, CME Term SOFR + 4.000%, 12/14/2028 (A)(B)	640	564
Chart Industries, Inc., Amendment No. 5 Term Loan
8.670%, CME Term SOFR + 3.250%, 03/15/2030 (A)	1,179	1,175
Conservice Midco, LLC, Initial Term Loan, 1st Lien
6.774%, 05/13/2027 (B)	405	404
Corporation Service Company, Initial Tranche B USD Term Loan, 1st Lien
8.698%, 11/02/2029	585	585

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Electron Bidco Inc., Initial Term Loan, 1st Lien
8.463%, CME Term SOFR + 3.000%, 11/01/2028 (A)(B)	$1,353	$1,351
Ensemble RCM LLC, Closing Date Term Loan, 1st Lien
9.233%, CME Term SOFR + 3.750%, 08/03/2026 (A)	1,626	1,626
Ensono Inc, Initial Term Loan, 1st Lien
9.463%, CME Term SOFR + 4.000%, 05/26/2028 (A)	1,153	1,099
First Brands Group LLC, 2022-II Incremental Term Loan, 1st Lien
10.881%, CME Term SOFR + 5.000%, 03/30/2027 (A)	457	449
Iqvia Inc., Incremental Term B-4 Dollar Loan
7.387%, CME Term SOFR + 2.000%, 01/02/2031 (A)(B)	580	581
Medline Borrower LP, Initial Dollar Term Loan, 1st Lien
8.463%, CME Term SOFR + 3.000%, 10/23/2028 (A)	789	788
NASCAR Holdings LLC, Initial Term Loan, 1st Lien
7.963%, SOFRRATE + 2.750%, 10/19/2026 (A)	770	772
Project Accelerate Parent LLC, Term Loan, 1st Lien
9.895%, CME Term SOFR + 4.250%, 01/02/2025 (A)(D)	1,616	1,612
Project Castle Inc., Initial Term Loan, 1st Lien
10.890%, CME Term SOFR + 5.500%, 06/01/2029 (A)	1,168	1,015
R1 RCM Inc., Initial Term B Loan, 1st Lien
8.348%, 06/21/2029 (A)(B)	834	835
Sedgwick Claims Management Services Inc., 2023 Term Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 02/24/2028 (A)	1,353	1,354
Service Logic Acquisition Inc., Closing Date Initial Term Loan, 1st Lien
9.645%, CME Term SOFR + 4.000%, 10/29/2027 (A)	1,004	1,002
Sharp Services LLC, Initial Term Loan, 1st Lien
9.490%, CME Term SOFR + 4.000%, 12/31/2028 (A)	768	766
Sharp Services, LLC, Tranche B Term Loan, 1st Lien
9.896%, CME Term SOFR + 4.500%, 12/31/2028 (A)	250	250

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Tempo Acquisition, LLC, Additional Fifth Incremental Term Loan, 1st Lien
8.098%, CME Term SOFR + 2.750%, 08/31/2028 (A)	$372	$372
TGG TS Acquisition Company, Term B Loan, 1st Lien
11.963%, CME Term SOFR + 6.500%, 12/14/2025 (A)	854	830
United Talent Agency LLC, Term B Loan, 1st Lien
9.800%, CME Term SOFR + 4.000%, 07/07/2028 (A)(D)	889	888
University Support Services LLC, 2021 Term Loan, 1st Lien
8.698%, 02/10/2029	792	789
Venga Finance S.a r.l., Initial Dollar Term Loan, 1st Lien
10.400%, CME Term SOFR + 4.750%, 06/28/2029 (A)(B)	241	238
Verscend Holding Corp., Term B-1 Loan, 1st Lien
9.463%, CME Term SOFR + 4.000%, 08/27/2025 (A)	999	999
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
8.213%, CME Term SOFR + 2.750%, 05/18/2025 (A)	1,992	1,989
		25,776

Cable & Satellite Television — 0.8%
Altice France S.A., USD TLB-[14] Loan, 1st Lien
10.894%, CME Term SOFR + 5.500%, 08/15/2028 (A)(B)	1,136	968
Creative Artists Agency LLC, Term B Loan, 1st Lien
8.848%, CME Term SOFR + 3.500%, 11/27/2028 (A)(B)	945	946
Diamond Sports Group LLC, Term Loan, 2nd Lien
10.680%, CME Term SOFR + 5.250%, 08/24/2026 (A)	984	21
NEP Group, Inc., Initial Dollar Term Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 10/20/2025 (A)	1,207	1,085
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 03/15/2026 (A)	221	221

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Virgin Media Bristol LLC, Facility Y, 1st Lien
8.790%, CME Term SOFR + 3.250%, 03/31/2031 (A)	$350	$345
Virgin Media Bristol LLC, N Facility, 1st Lien
7.937%, CME Term SOFR + 2.500%, 01/31/2028 (A)	646	635
		4,221

Chemicals & Plastics — 0.8%
Aruba Investments Holdings LLC, Initial Term Loan, 2nd Lien
13.198%, CME Term SOFR + 7.750%, 11/24/2028 (A)	95	88
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
8.948%, CME Term SOFR + 3.500%, 12/04/2026 (A)(B)	57	55
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
8.848%, CME Term SOFR + 3.500%, 08/18/2028 (A)	665	656
Derby Buyer LLC, Initial Term Loan, 1st Lien
9.570%, CME Term SOFR + 4.250%, 11/01/2030 (A)	820	817
Flexsys Holdings, Inc., Initial Term Loan, 1st Lien
10.902%, CME Term SOFR + 4.000%, 11/01/2028 (A)(B)	682	639
Schenectady International Group, Inc., Initial Term Loan, 1st Lien
10.244%, CME Term SOFR + 4.750%, 10/15/2025 (A)(B)	284	194
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
9.463%, CME Term SOFR + 4.000%, 03/16/2027 (A)	1,274	1,264
Wilsonart LLC, Tranche E Term Loan, 1st Lien
8.740%, CME Term SOFR + 3.250%, 12/31/2026 (A)	595	593
		4,306

Conglomerates — 0.6%
Curian Global Inc., 2021 Term Loan, 1st Lien
9.233%, 08/30/2026 (B)	1,492	1,244
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
9.240%, CME Term SOFR + 3.750%, 10/01/2026 (A)	1,372	1,376
		2,620

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Containers & Glass Products — 1.5%
Charter Next Generation Inc., Initial Term Loan (2021), 1st Lien
9.213%, CME Term SOFR + 3.750%, 12/01/2027 (A)(B)	$1,368	$1,361
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
9.152%, CME Term SOFR + 3.500%, 11/30/2027 (A)(B)	818	815
Pregis TopCo LLC, Initial Term Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 07/31/2026 (A)	1,147	1,142
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
9.213%, CME Term SOFR + 3.750%, 07/31/2026 (A)	270	267
Pretium PKG Holdings, Inc., Initial Term Loan, 1st Lien
9.530%, CME Term SOFR + 4.000%, 10/02/2028 (A)(B)	438	337
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
9.995%, CME Term SOFR + 4.600%, 10/02/2028 (A)(B)	675	524
Pretium PKG Holdings, Inc., Third Amendment Tranche A Term Loan, 1st Lien
10.395%, CME Term SOFR + 5.000%, 10/02/2028 (A)(B)	401	392
ProAmpac PG Borrower LLC, 2023-1 Term Loan, 1st Lien
12.000%, PRIME + 3.500%, 09/15/2028 (A)	450	447
Trident TPI Holdings Inc., Tranche B-5 Initial Term Loan, 1st Lien
9.890%, CME Term SOFR + 4.500%, 09/15/2028 (A)	1,347	1,319
		6,604

Ecological Services & Equipment — 0.4%
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
10.402%, CME Term SOFR + 4.750%, 08/30/2028 (A)(D)	646	607
GFL Environmental Inc., 2023-A Refinancing Term Loan
7.912%, CME Term SOFR + 2.500%, 05/31/2027 (A)	889	891

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Win Waste Innovations Holdings Inc., Initial Term Loan, 1st Lien
8.213%, CME Term SOFR + 2.750%, 03/24/2028 (A)(B)	$657	$592
		2,090

Electronics/Electrical — 5.2%
Applied Systems Inc., 2026 Term Loan, 1st Lien
9.890%, CME Term SOFR + 4.500%, 09/18/2026 (A)	871	873
Cloud Software Group Inc., Dollar Term B Loan, 1st Lien
9.990%, CME Term SOFR + 4.500%, 03/30/2029 (A)(B)	1,144	1,094
Cloud Software Group Inc., Term Loan, 1st Lien
9.990%, 09/29/2028 (B)	325	311
Delta Topco, Inc., Initial Term Loan, 2nd Lien
12.569%, CME Term SOFR + 7.250%, 12/01/2028 (A)	989	986
Epicor Software Corporation (fka Eagle Parent Inc.), Term C Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 07/30/2027 (A)	65	65
Epicor Software Corporation (fka Eagle Parent Inc.), Term D Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 07/30/2027 (A)(B)	775	779
Go Daddy Operating Company LLC (GD Finance Co, Inc), Amendment No. 6 Term Loan, 1st Lien
7.848%, CME Term SOFR + 2.500%, 11/09/2029 (A)	410	410
Idemia Group S.A.S., Term Loan, 1st Lien
10.140%, 09/30/2028	275	276
Imprivata Inc., 2022-1 Incremental Term Loan, 1st Lien
9.598%, CME Term SOFR + 4.250%, 12/01/2027 (A)	898	899
Imprivata Inc., Initial Term Loan, 1st Lien
9.213%, CME Term SOFR + 3.750%, 12/01/2027 (A)	4	4
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
8.679%, CME Term SOFR + 2.750%, 10/30/2028 (A)(B)	620	618
Isolved, Inc., Closing Date Term Loan
9.484%, CME Term SOFR + 4.000%, 10/14/2030 (A)	640	639

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Knot Worldwide Inc., The, Amendment No.4 Term Loan, 1st Lien
9.922%, CME Term SOFR + 4.500%, 01/31/2028 (A)(B)	$294	$290
Marcel Bidco LLC (Marcel Bidco GmbH)
0.000%, 11/11/2030 (A)(B)(C)	1,143	1,143
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
9.170%, CME Term SOFR + 3.750%, 03/01/2029 (A)	790	778
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
9.598%, CME Term SOFR + 4.250%, 05/03/2028 (A)	547	529
Mosel Bidco SE, Facility B (USD), 1st Lien
10.136%, CME Term SOFR + 4.750%, 09/16/2030 (A)	474	473
Motus Group LLC, Initial Term Loan, 1st Lien
9.198%, CME Term SOFR + 3.750%, 12/11/2028 (A)	737	729
Netsmart Inc., Initial Term Loan, 1st Lien
9.213%, CME Term SOFR + 3.750%, 10/01/2027 (A)	1,948	1,948
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
8.198%, CME Term SOFR + 2.750%, 01/31/2030 (A)	1,366	1,368
Particle Luxembourg S.a.r.l., Initial Term Loan, 1st Lien
10.902%, SOFRRATE + 3.500%, 02/18/2027 (A)(D)	1,377	1,370
PointClickCare Technologies Inc., 2022 Term Loan, 1st Lien
9.390%, 12/29/2027 (B)(D)	889	887
PointClickCare Technologies Inc., Initial Term Loan, 1st Lien
8.765%, CME Term SOFR + 3.000%, 12/29/2027 (A)	249	249
Polaris Newco LLC, Dollar Term Loan, 1st Lien
9.463%, CME Term SOFR + 4.000%, 06/02/2028 (A)(B)	522	507
Project Boost Purchaser LLC, 2021 Tranche 2 Term Loan, 1st Lien
8.963%, CME Term SOFR + 3.500%, 05/30/2026 (A)(B)	958	955
Project Boost Purchaser LLC, Tranche 1 Term Loan, 1st Lien
8.963%, CME Term SOFR + 3.500%, 06/01/2026 (A)(B)	590	589
Quartz AcquireCo, LLC, Term Loan, 1st Lien
8.848%, CME Term SOFR + 3.500%, 06/28/2030 (A)(B)	750	750

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
13.033%, CME Term SOFR + 7.500%, 02/01/2030 (A)	$340	$211
Quest Software US Holdings Inc., Initial Term Loan, 1st Lien
9.783%, CME Term SOFR + 4.250%, 02/01/2029 (A)	1,657	1,207
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.963%, CME Term SOFR + 3.500%, 12/17/2027 (A)(B)	19	16
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.963%, CME Term SOFR + 3.500%, 12/17/2027 (A)(B)	29	25
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
10.448%, CME Term SOFR + 5.000%, 06/30/2028 (A)	336	288
Sophia L.P., 2022 Incremental Term B-1 Loan, 1st Lien
9.574%, 10/07/2027	771	768
Sophia L.P., Closing Date Loan, 2nd Lien
13.448%, CME Term SOFR + 3.000%, 10/09/2028 (A)(D)	1,000	1,000
SS&C Technologies Holdings Inc., Term B-6 Loan, 1st Lien
7.698%, CME Term SOFR + 2.250%, 03/22/2029 (A)	188	188
SS&C Technologies Holdings, Inc., Term B-7 Loan, 1st Lien
7.698%, CME Term SOFR + 2.250%, 03/22/2029 (A)	298	297
		23,519

Financial Intermediaries — 2.9%
Apple Bidco LLC, Amendment No. 1 Term Loan, 1st Lien
9.348%, CME Term SOFR + 4.000%, 09/22/2028 (A)	488	487
Brown Group Holding LLC, Incremental Term B-2 Facility, 1st Lien
9.133%, CME Term SOFR + 3.750%, 07/02/2029 (A)	1,322	1,322
Citco Funding LLC
8.637%, CME Term SOFR + 3.250%, 04/27/2028 (A)	555	556
Focus Financial Partners, LLC, Tranche B-6 Term Loan, 1st Lien
8.848%, CME Term SOFR + 3.500%, 06/30/2028 (A)(B)	738	737

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global IID Parent LLC, Term B Loan, 1st Lien
10.152%, CME Term SOFR + 4.500%, 12/16/2028 (A)(B)	$281	$256
GTCR W Merger Sub LLC, (USD) Term Loan B
0.000%, 09/20/2030 (A)(B)(C)	1,100	1,099
HighTower Holding, LLC, Initial Term Loan, 1st Lien
9.380%, CME Term SOFR + 4.000%, 04/21/2028 (A)	612	609
Husky Injection Molding Systems Ltd., Initial Term Loan, 1st Lien
8.731%, SOFRRATE + 3.000%, 03/28/2025 (A)(B)	1,219	1,207
LS Group Opco Acquisition LLC (LS Group PropCo Acquisition LLC), Initial Term Loan, 1st Lien
8.694%, CME Term SOFR + 3.250%, 11/02/2027 (A)	1,561	1,559
Mirion Technologies (US Holdings), Inc., Initial Term Loan, 1st Lien
8.402%, CME Term SOFR + 2.750%, 10/20/2028 (A)	443	443
Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 1st Lien
9.071%, CME Term SOFR + 3.750%, 07/31/2028 (A)	1,181	1,158
Propulsion (BC) Newco LLC, Initial Term Loan, 1st Lien
9.140%, CME Term SOFR + 3.750%, 09/14/2029 (A)(D)	1,109	1,105
Quirch Foods Holdings LLC, 2022-1 Incremental Term Loan, 1st Lien
10.449%, CME Term SOFR + 4.750%, 10/27/2027 (A)	1,096	1,088
Spring Education Group, Inc., Initial Term Loan
9.914%, CME Term SOFR + 4.500%, 10/04/2030 (A)	680	678
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
10.150%, CME Term SOFR + 4.500%, 12/04/2026 (A)	1,284	1,251
Victory Buyer LLC, Initial Term Loan, 1st Lien
9.391%, CME Term SOFR + 3.750%, 11/19/2028 (A)(D)	690	648
		14,203

Food Service — 1.4%
1011778 B.C. Unlimited Liability Company, Term B-5 Loan, 1st Lien
7.598%, CME Term SOFR + 2.250%, 09/23/2030 (A)	1,293	1,287

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
8th Avenue Food & Provisions, Inc., 2021 Incremental Term Loan, 1st Lien
10.213%, 10/01/2025 (A)(B)	$837	$789
8th Avenue Food & Provisions, Inc., Term Loan, 1st Lien
9.213%, CME Term SOFR + 3.750%, 10/01/2025 (A)(B)	189	178
Aramark Intermediate HoldCo Corporation, U.S. Term B-6 Loan, 1st Lien
7.963%, CME Term SOFR + 2.500%, 06/22/2030 (A)	926	926
BCPE Grill Parent, Inc., Initial Term Loan, 1st Lien
10.136%, CME Term SOFR + 4.750%, 09/30/2030 (A)	390	374
Chobani LLC, 2020 New Term Loan, 1st Lien
8.963%, 10/25/2027 (B)	725	725
IRB Holding Corp., 2022 Replacement Term B Loan, 1st Lien
8.448%, CME Term SOFR + 3.000%, 12/15/2027 (A)(B)	1,222	1,219
Max US Bidco Inc., Initial Term Loan, 1st Lien
10.395%, CME Term SOFR + 5.000%, 10/02/2030 (A)	705	663
		6,161

Food/Drug Retailers — 0.1%
US Foods Inc., Incremental B-2019 Term Loan, 1st Lien
7.463%, CME Term SOFR + 2.000%, 09/13/2026 (A)	351	351

Health Care — 4.8%
Air Methods Corporation, Delayed Draw Term Loan, 1st Lien
15.457%, CME Term SOFR + 10.000%, 02/27/2024 (A)(B)	29	29
Air Methods Corporation, Initial Term Loan, 1st Lien
9.231%, SOFRRATE + 3.500%, 04/22/2024 (A)	434	59
Bach Finance Limited, Existing Dollar Term Loan, 1st Lien
9.388%, CME Term SOFR + 4.000%, 01/31/2028 (A)	813	815
Bausch + Lomb Corp., First Incremental Term Loan
9.324%, CME Term SOFR + 4.000%, 09/29/2028 (A)	315	308
Bausch + Lomb Corporation, Initial Term Loan, 1st Lien
8.755%, 05/10/2027 (A)	978	947

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Bracket Intermediate Holding Corp., 2023 Refinancing Term Loan, 1st Lien
10.490%, CME Term SOFR + 5.000%, 05/08/2028 (A)	$1,288	$1,286
Charlotte Buyer, Inc., Initial Term Loan B (First Lien)
10.571%, CME Term SOFR + 5.250%, 02/11/2028 (A)(B)	935	934
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
8.926%, CME Term SOFR + 3.500%, 11/08/2027 (A)	994	995
Confluent Medical Technologies, Inc., Closing Date Term Loan, 1st Lien
9.140%, CME Term SOFR + 3.750%, 02/16/2029 (A)(D)	1,136	1,126
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
8.909%, SOFRRATE + 3.750%, 10/10/2025 (A)	446	2
Envision Healthcare Corporation, Series 2020 New Term Loan, 1st Lien
11.652%, SOFRRATE + 3.500%, 10/10/2025 (A)	368	—
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
9.963%, CME Term SOFR + 4.500%, 02/04/2027 (A)	1,574	1,546
Financiere Mendel, Facility B (USD)
9.616%, CME Term SOFR + 4.250%, 11/12/2030 (A)(B)	520	518
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 07/01/2030 (A)(B)	405	401
Gainwell Acquisition Corp., Term B Loan (Second Lien)
0.000%, 10/02/2028 (A)(B)(C)	530	514
Gainwell Acquisition Corp., Term B Loan, 1st Lien
9.490%, CME Term SOFR + 4.000%, 10/01/2027 (A)	652	628
Global Medical Response Inc., 2018 New Term Loan, 1st Lien
9.895%, CME Term SOFR + 4.250%, 03/14/2025 (A)	411	308
Global Medical Response Inc., 2021 Refinancing Term Loan, 1st Lien
9.934%, CME Term SOFR + 4.250%, 10/02/2025 (A)	766	574

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.902%, CME Term SOFR + 2.250%, 07/03/2028 (A)	$847	$848
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.902%, CME Term SOFR + 2.250%, 07/03/2028 (A)	211	211
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings), 2023 Refinancing Term Loan
11.168%, CME Term SOFR + 5.500%, 11/16/2028 (A)	874	835
Mamba Purchaser Inc., Initial Term Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 10/16/2028 (A)	647	645
Mamba Purchaser Inc., Initial Term Loan, 2nd Lien
11.963%, CME Term SOFR + 6.500%, 10/15/2029 (A)	780	737
Maravai Intermediate Holdings, LLC, Tranche B Term Loan, 1st Lien
8.397%, CME Term SOFR + 3.000%, 10/19/2027 (A)(D)	1,271	1,213
Option Care Health Inc., 2021 Refinancing Term Loan, 1st Lien
8.213%, CME Term SOFR + 2.750%, 10/27/2028 (A)	1,146	1,149
Precision Medicine Group, LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
8.490%, CME Term SOFR + 3.000%, 11/18/2027 (A)	636	617
Radnet Management, Inc., Initial Term Loan, 1st Lien
8.498%, CME Term SOFR + 3.000%, 04/23/2028 (A)	1,098	1,097
Select Medical Corporation, Tranche B-1 Term Loan, 1st Lien
8.348%, CME Term SOFR + 3.000%, 03/06/2027 (A)(B)	261	261
Sotera Health Holdings, LLC, 1st Lien
8.395%, 12/11/2026 (A)	1,165	1,157
Star Parent, Inc., Term Loan, 1st Lien
9.386%, CME Term SOFR + 4.000%, 09/27/2030 (A)	415	405
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.633%, CME Term SOFR + 5.250%, 03/02/2027 (A)	771	559

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Waystar Technologies, Inc., Initial Term Loan, 1st Lien
9.463%, CME Term SOFR + 4.000%, 10/22/2026 (A)	$1,094	$1,095
WCG Purchaser Corp., Initial Term Loan, 1st Lien
9.463%, CME Term SOFR + 4.000%, 01/08/2027 (A)	1,372	1,347
		23,166

Home Furnishings — 0.2%
Hunter Douglas Holdings B.V., Tranche B-1 Term Loan, 1st Lien
8.880%, CME Term SOFR + 3.500%, 02/26/2029 (A)	768	740
		740

Industrial Equipment — 0.6%
EMRLD Borrower LP, Initial Term B Loan, 1st Lien
8.348%, CME Term SOFR + 3.000%, 05/31/2030 (A)	884	885
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
7.948%, 03/31/2027 (A)	699	698
TMK Hawk Parent Corp., Initial Tranche A Loan (Super Senior Priority), 1st Lien
15.171%, SOFRRATE + 3.500%, 05/30/2024 (A)	737	730
TMK Hawk Parent Corp., Initial Tranche B Loan (Super Senior Priority), 1st Lien
9.171%, CME Term SOFR + 3.500%, 08/28/2024 (A)(D)	929	576
		2,889

Insurance — 2.1%
Acrisure, LLC, 2020 Term Loan, 1st Lien
9.150%, SOFRRATE + 3.500%, 02/15/2027 (A)	1,390	1,376
Alliant Holdings Intermediate LLC, TLB-5 New Term Loan, 1st Lien
8.831%, CME Term SOFR + 3.500%, 11/05/2027 (A)(B)	1,166	1,167
AmWINS Group Inc., February 2023 Incremental Term Loan, 1st Lien
8.213%, CME Term SOFR + 2.750%, 02/19/2028 (A)	603	604
Asurion, LLC, New B-11 Term Loan, 1st Lien
9.698%, CME Term SOFR + 4.250%, 08/19/2028 (A)	244	240
Asurion, LLC, New B-8 Term Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 12/23/2026 (A)	870	857

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asurion, LLC, New B-9 Term Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 07/31/2027 (A)	$519	$507
Cross Financial Corp., Term B-1 Loan, 1st Lien
9.463%, CME Term SOFR + 4.000%, 09/15/2027 (A)	947	946
HIG Finance 2 Limited, 2021 Dollar Refinancing Term Loan, 1st Lien
8.750%, SOFRRATE + 3.250%, 11/12/2027 (A)	499	498
HIG Finance 2 Limited, 2023 Term Loan, 1st Lien
9.348%, CME Term SOFR + 4.000%, 04/18/2030 (A)(B)	480	480
Hub International Limited, 2023 Refinancing Term Loan, 1st Lien
9.662%, CME Term SOFR + 4.250%, 06/20/2030 (A)	1,324	1,329
Ryan Specialty Group LLC, Initial Term Loan, 1st Lien
8.448%, 09/01/2027	249	249
USI Inc., 2022 New Term Loan, 1st Lien
9.140%, CME Term SOFR + 3.750%, 11/22/2029 (A)	719	718
USI, Inc., 2023 First Funding New Term Loan
8.640%, CME Term SOFR + 3.250%, 09/27/2030 (A)	489	488
		9,459

Leisure Goods/Activities/Movies — 2.3%
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
8.963%, SOFRRATE + 4.000%, 08/17/2028 (A)	956	956
Alterra Mountain Company, Series B-3 Term Loan, 1st Lien
9.198%, 05/31/2030	279	279
ClubCorp Holdings Inc., Term B Loan, 1st Lien
8.181%, SOFRRATE + 2.750%, 09/18/2024 (A)	717	687
ClubCorp Holdings, Inc.
10.649%, CME Term SOFR + 5.000%, 09/18/2026 (A)(B)	335	321
ECL Entertainment, LLC, Term B Facility Loan, 1st Lien
10.140%, CME Term SOFR + 4.750%, 09/03/2030 (A)(B)	790	787

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Equinox Holdings Inc., Incremental Term B-1 Loan, 1st Lien
8.731%, SOFRRATE + 3.000%, 03/08/2024 (A)	$517	$502
Equinox Holdings Inc., Term B-2 Loan, 1st Lien
14.731%, SOFRRATE + 4.250%, 03/08/2024 (A)	581	563
Formula One Management Limited, Facility B Loan, 1st Lien
7.598%, CME Term SOFR + 2.250%, 01/15/2030 (A)	1,107	1,107
Hard Rock Northern Indiana, Term Loan B, 1st Lien
9.698%, 12/11/2028	718	700
Kingpin Intermediate Holdings LLC, Amendment No. 8 Term Loan, 1st Lien
8.848%, 02/08/2028	342	339
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.963%, CME Term SOFR + 3.500%, 09/29/2028 (A)(B)	1,679	1,673
Life Time, Inc., 2023 Refinancing Term Loan, 1st Lien
10.611%, CME Term SOFR + 4.750%, 01/15/2026 (A)	556	556
Live Nation Entertainment, Inc., Term B-4 Loan, 1st Lien
7.181%, SOFRRATE + 1.750%, 10/19/2026 (A)	521	519
Topgolf Callaway Brands Corp., Initial Term Loan, 1st Lien
8.948%, 03/15/2030	425	423
UFC Holdings LLC, Term B-3 Loan, 1st Lien
8.399%, SOFRRATE + 3.750%, 04/29/2026 (A)	933	935
United PF Holdings, LLC, Initial Term Loan, 1st Lien
9.645%, CME Term SOFR + 4.000%, 12/30/2026 (A)	782	700
		11,047

Lodging & Casinos — 1.4%
Caesars Entertainment Inc., 2023 Incremental Term B Loan, 1st Lien
8.698%, CME Term SOFR + 3.250%, 02/06/2030 (A)	1,154	1,154
Fertitta Entertainment, LLC, Initial B Term Loan, 1st Lien
9.348%, CME Term SOFR + 4.000%, 01/27/2029 (A)(B)	725	719

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Four Seasons Holdings Inc., 2023 Repricing Term Loan, 1st Lien
7.948%, CME Term SOFR + 2.500%, 11/30/2029 (A)	$1,828	$1,830
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, 1st Lien
7.174%, SOFRRATE + 1.750%, 06/22/2026 (A)	552	552
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
9.640%, CME Term SOFR + 4.250%, 08/01/2030 (A)(B)	830	832
Station Casinos LLC, Term B-1 Facility Loan, 1st Lien
7.698%, CME Term SOFR + 2.250%, 02/08/2027 (A)	1,353	1,352
		6,439

Oil & Gas — 0.7%
CQP Holdco LP, Initial Term Loan, 1st Lien
8.990%, CME Term SOFR + 3.500%, 06/05/2028 (A)	269	270
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
8.677%, 11/16/2026	732	723
GIP Pilot Acquisition Partners, L.P., Initial Term Loan, 1st Lien
8.388%, CME Term SOFR + 3.000%, 10/04/2030 (A)	235	234
ITT Holdings LLC, Third Amendment Incremental Term Loan
8.671%, CME Term SOFR + 3.250%, 10/11/2030 (A)	575	575
Lackawanna Energy Center LLC, Term B-2 Advance, 1st Lien
10.348%, CME Term SOFR + 5.000%, 08/06/2029 (A)	295	288
Lackawanna Energy Center LLC, Term Loan C, 1st Lien
10.348%, 08/06/2029	64	62
Prairie ECI Acquiror LP, Initial Term Loan, 1st Lien
10.198%, SOFRRATE + 4.750%, 03/11/2026 (A)(B)	824	823
		2,975

Publishing — 0.8%
Century De Buyer LLC, Initial Term Loan, 1st Lien
9.390%, CME Term SOFR + 4.000%, 10/30/2030 (A)(B)	1,365	1,363
Dun & Bradstreet Corporation, 2022 Incremental Term B-2 Loan, 1st Lien
8.343%, 01/18/2029 (A)	193	193

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Dun & Bradstreet Corporation, Term Loan, 1st Lien
8.193%, 02/06/2026	$1,048	$1,049
WMG Acquisition Corp., Tranche G Term Loan, 1st Lien
7.588%, CME Term SOFR + 2.125%, 01/20/2028 (A)(B)	1,494	1,493
		4,098

Retailers (Except Food & Drug) — 0.5%
Belfor Holdings Inc., Initial Tranche B-1 Term Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 11/01/2030 (A)(B)	814	813
Mister Car Wash Holdings, Inc., Initial Term Loan, 1st Lien
8.424%, SOFRRATE + 4.000%, 05/14/2026 (A)	778	778
Peer Holding III B.V., Facility B4
8.604%, CME Term SOFR + 3.250%, 10/28/2030 (A)(B)	700	699
Restoration Hardware, Inc., Initial Term Loan
7.939%, CME Term SOFR + 2.500%, 10/20/2028 (A)	225	212
		2,502

Software & Service — 0.6%
CCC Information Services Inc., Initial Term Loan, 1st Lien
7.689%, 09/21/2028 (B)	746	746
Mosel Bidco SE, Facility B (USD), 1st Lien
10.136%, CME Term SOFR + 4.750%, 09/16/2030 (A)(B)	674	673
Proofpoint Inc., Initial Loan, 2nd Lien
11.713%, CME Term SOFR + 6.250%, 08/31/2029 (A)(D)	863	867
Proofpoint Inc., Term Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 08/31/2028 (A)	513	509
		2,795

Surface Transport — 0.2%
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-1 Loan, 1st Lien
9.348%, CME Term SOFR + 4.000%, 08/24/2028 (A)	672	670
Dynasty Acquisition Co., Inc., 2023 Specified Refinancing Term B-2 Loan, 1st Lien
9.348%, CME Term SOFR + 4.000%, 08/24/2028 (A)	288	287
		957

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Telecommunications — 1.4%
Avaya Inc., Initial Term Loan, 1st Lien
13.848%, CME Term SOFR + 8.500%, 08/01/2028 (A)(B)	$1,160	$1,020
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
9.463%, CME Term SOFR + 4.000%, 12/01/2027 (A)	994	994
Iridium Satellite LLC, Term B-3 Loan, 1st Lien
7.848%, CME Term SOFR + 2.500%, 09/20/2030 (A)	1,538	1,537
Lumen Technologies Inc., Term A Loan, 1st Lien
7.463%, CME Term SOFR + 2.000%, 01/31/2025 (A)	332	309
Safe Fleet Holdings LLC, 2022 Initial Term Loan, 1st Lien
9.191%, CME Term SOFR + 3.750%, 02/23/2029 (A)(D)	675	676
VC GB Holdings I Corp, Initial Term Loan, 2nd Lien
12.402%, CME Term SOFR + 6.750%, 07/23/2029 (A)	1,129	1,058
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.463%, CME Term SOFR + 3.000%, 03/09/2027 (A)(B)	1,489	1,269
		6,863

Utilities — 0.4%
Artera Services LLC, Initial Term Loan, 1st Lien
8.740%, CME Term SOFR + 3.250%, 03/06/2025 (A)	12	11
Generation Bridge Northeast, LLC, Term B Loan, 1st Lien
9.598%, CME Term SOFR + 4.250%, 08/22/2029 (A)	374	375
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
9.869%, CME Term SOFR + 4.500%, 05/17/2030 (A)	299	300
Traverse Midstream Partners LLC, Advance Term Loan, 1st Lien
9.240%, CME Term SOFR + 3.750%, 02/16/2028 (A)	780	779
		1,465

Total Loan Participations
(Cost $182,924) ($ Thousands)		180,291

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 28.5%
Agency Mortgage-Backed Obligations — 1.1%
FHLMC ARM
5.690%, H15T1Y + 2.250%, 06/01/2035(A)	$302	$308
5.633%, RFUCCT1Y + 2.470%, 03/01/2036(A)	433	432
FHLMC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	397	389
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	89	88
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.728%, SOFR30A + 2.400%, 02/25/2042(A)(E)	1,000	1,008
FNMA
6.000%, 09/01/2039 to 04/01/2040	195	201
3.000%, 12/01/2030	231	221
FNMA ARM
7.183%, RFUCCT6M + 1.433%, 03/01/2035(A)	151	153
7.113%, RFUCCT6M + 1.580%, 07/01/2034(A)	56	56
6.182%, H15T1Y + 2.220%, 08/01/2034(A)	356	364
6.067%, RFUCCT1Y + 1.873%, 10/01/2033(A)	85	86
6.046%, H15T1Y + 2.141%, 10/01/2033(A)	208	209
6.027%, RFUCCT1Y + 1.777%, 09/01/2034(A)	286	283
6.020%, RFUCCT1Y + 1.770%, 10/01/2033(A)	72	71
5.682%, RFUCCT1Y + 1.490%, 10/01/2035(A)	279	283
5.638%, H15T1Y + 2.184%, 07/01/2036(A)	287	296
5.550%, RFUCCT1Y + 1.800%, 05/01/2034(A)	76	76
5.392%, H15T1Y + 2.332%, 04/01/2034(A)	202	206
5.258%, H15T1Y + 2.205%, 05/01/2035(A)	86	88
5.159%, RFUCCT1Y + 1.601%, 06/01/2035(A)	29	28
5.044%, RFUCCT1Y + 1.565%, 05/01/2037(A)	195	199
4.915%, RFUCCT1Y + 1.665%, 04/01/2033(A)	91	89
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	80	74

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA, Ser 2017-M13, Cl FA
5.836%, SOFR30A + 0.514%, 10/25/2024(A)	$36	$36

		5,244
Non-Agency Mortgage-Backed Obligations — 27.4%
Angel Oak Mortgage Trust, Ser 2019-6, Cl A2
2.825%, 11/25/2059(A)(E)	183	176
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(E)	12	11
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(E)	69	63
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(E)	80	73
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(E)	31	29
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(A)(E)	309	274
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(E)	56	50
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(E)	158	132
Angel Oak Mortgage Trust, Ser 2021-2, Cl A1
0.985%, 04/25/2066(A)(E)	786	640
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(E)	135	110
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(E)	264	218
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049(A)(E)	840	770
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(E)	30	27
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048(A)(E)	938	745
Ashford Hospitality Trust, Ser 2018-ASHF, Cl B
6.745%, TSFR1M + 1.422%, 04/15/2035(A)(E)	500	485
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AL
6.270%, TSFR1M + 0.947%, 11/15/2032(A)(E)	500	439

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding, Ser 2005-F, Cl 4A1
4.819%, 09/20/2035(A)	$26	$20
Banc of America Funding, Ser 2006-D, Cl 3A1
4.391%, 05/20/2036(A)	27	23
Banc of America Funding, Ser 2006-I, Cl 1A1
5.099%, 12/20/2036(A)	983	933
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
5.050%, 12/25/2033(A)	492	459
Banc of America Mortgage Trust, Ser 2004-A, Cl 2A2
4.168%, 02/25/2034(A)	495	477
Banc of America Mortgage Trust, Ser 2004-D, Cl 2A1
4.608%, 05/25/2034(A)	189	174
Banc of America Mortgage Trust, Ser 2005-A, Cl 2A1
3.816%, 02/25/2035(A)	7	7
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	549	548
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
5.446%, 12/25/2033(A)	523	489
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
5.115%, 08/25/2034(A)	814	768
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
5.581%, 01/25/2034(A)	1,088	1,055
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
5.150%, 04/25/2034(A)	157	150
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
3.650%, 05/25/2034(A)	673	603
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
4.208%, 07/25/2034(A)	508	465
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
3.674%, 07/25/2034(A)	528	464
Bellemeade Re, Ser 2021-2A, Cl M1A
6.528%, SOFR30A + 1.200%, 06/25/2031(A)(E)	238	238
Bellemeade Re, Ser 2021-3A, Cl M1A
6.328%, SOFR30A + 1.000%, 09/25/2031(A)(E)	338	337
Bellemeade Re, Ser 2022-1, Cl M1A
7.078%, SOFR30A + 1.750%, 01/26/2032(A)(E)	692	692
Bellemeade Re, Ser 2023-1, Cl M1A
7.528%, SOFR30A + 2.200%, 10/25/2033(A)(E)	1,000	999
BPR Trust, Ser 2022-OANA, Cl A
7.221%, TSFR1M + 1.898%, 04/15/2037(A)(E)	595	585

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BRAVO Residential Funding Trust, Ser 2019-1, Cl A1C
3.500%, 03/25/2058(E)	$712	$698
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(E)	33	31
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(E)	65	56
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(E)	57	52
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(E)	127	111
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(E)	31	29
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(E)	54	53
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.357%, TSFR1M + 1.034%, 10/15/2036(A)(E)	186	186
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.090%, TSFR1M + 0.767%, 05/15/2038(A)(E)	181	178
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.137%, TSFR1M + 0.814%, 09/15/2036(A)(E)	195	189
BX Trust, Ser 2021-SDMF, Cl B
6.176%, TSFR1M + 0.852%, 09/15/2034(A)(E)	1,000	965
BX Trust, Ser 2022-LBA6, Cl A
6.323%, TSFR1M + 1.000%, 01/15/2039(A)(E)	210	205
BX Trust, Ser 2023-DELC, Cl A
8.013%, TSFR1M + 2.690%, 05/15/2038(A)(E)	1,000	1,004
BX, Ser 2021-MFM1, Cl C
6.638%, TSFR1M + 1.314%, 01/15/2034(A)(E)	766	747
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 7A1
5.460%, 02/25/2037(A)	113	110
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 2A3
5.486%, 06/25/2035(A)	247	238
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	–

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.517%, 03/15/2049(A)	$85	$82
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
6.393%, TSFR1M + 1.069%, 12/15/2036(A)(E)	1,000	985
Cold Storage Trust, Ser 2020-ICE5, Cl D
7.536%, TSFR1M + 2.214%, 11/15/2037(A)(E)	737	727
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(E)	84	73
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(E)	36	32
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(E)	20	19
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(E)	119	93
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(E)	2,433	1,898
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(E)	49	42
COLT Mortgage Loan Trust, Ser 2021-4, Cl A2
1.500%, 10/25/2066(A)(E)	1,553	1,197
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(E)	310	242
COLT Mortgage Loan Trust, Ser 2021-5, Cl A1
1.726%, 11/26/2066(A)(E)	772	638
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(E)	309	251
COLT Mortgage Loan Trust, Ser 2022-7, Cl A1
5.162%, 04/25/2067(E)(F)	816	787
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(E)	109	91
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.394%, 08/10/2030(A)(E)	300	194
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.318%, 02/10/2047(A)	11,360	–
Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M1
6.078%, SOFR30A + 0.750%, 10/25/2041(A)(E)	45	45

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
6.528%, SOFR30A + 1.200%, 01/25/2042(A)(E)	$972	$970
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M1
7.428%, SOFR30A + 2.100%, 03/25/2042(A)(E)	665	672
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M1
7.328%, SOFR30A + 2.000%, 03/25/2042(A)(E)	925	932
Connecticut Avenue Securities Trust, Ser 2022-R05, Cl 2M1
7.228%, SOFR30A + 1.900%, 04/25/2042(A)(E)	294	295
Connecticut Avenue Securities Trust, Ser 2022-R07, Cl 1M1
8.279%, SOFR30A + 2.950%, 06/25/2042(A)(E)	1,020	1,048
Connecticut Avenue Securities Trust, Ser 2023-R01, Cl 1M1
7.729%, SOFR30A + 2.400%, 12/25/2042(A)(E)	1,065	1,083
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.828%, SOFR30A + 2.500%, 04/25/2043(A)(E)	2,578	2,614
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.629%, SOFR30A + 2.300%, 05/25/2043(A)(E)	2,731	2,772
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.229%, SOFR30A + 1.900%, 06/25/2043(A)(E)	2,212	2,225
Connecticut Avenue Securities Trust, Ser 2023-R06, Cl 1M1
7.028%, SOFR30A + 1.700%, 07/25/2043(A)(E)	630	631
Connecticut Avenue Securities Trust, Ser 2023-R07, Cl 2M1
7.279%, SOFR30A + 1.950%, 09/25/2043(A)(E)	963	970
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
5.757%, TSFR1M + 0.414%, 07/25/2035(A)	119	118
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(E)	156	126
Cross Mortgage Trust, Ser 2023-H1, Cl A1
6.615%, 03/25/2068(E)(F)	1,905	1,901

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
5.422%, 06/25/2034(A)	$831	$800
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(E)(F)	198	180
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(E)	130	98
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(E)	123	103
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(E)	223	182
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
8.500%, PRIME + 0.000%, 06/15/2034(A)(E)	1,100	1,078
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(E)	34	31
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066(A)(E)	497	407
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(E)	311	254
Eagle Re, Ser 2021-2, Cl M1A
6.878%, SOFR30A + 1.550%, 04/25/2034(A)(E)	168	168
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059(A)(E)	330	306
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(E)	424	373
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(E)	608	497
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(E)	85	66
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.139%, TSFR1M + 0.815%, 11/15/2038(A)(E)	350	342
Extended Stay America Trust, Ser ESH, Cl A
6.518%, TSFR1M + 1.194%, 07/15/2038(A)(E)	938	927
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl M1
6.078%, SOFR30A + 0.750%, 10/25/2033(A)(E)	265	264
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.978%, SOFR30A + 1.650%, 01/25/2034(A)(E)	160	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M1
6.178%, SOFR30A + 0.850%, 11/25/2041(A)(E)	$914	$908
FHLMC STACR REMIC Trust, Ser 2021-HQA2, Cl M1
6.028%, SOFR30A + 0.700%, 12/25/2033(A)(E)	80	80
FHLMC STACR REMIC Trust, Ser 2021-HQA3, Cl M1
6.178%, SOFR30A + 0.850%, 09/25/2041(A)(E)	725	717
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
6.278%, SOFR30A + 0.950%, 12/25/2041(A)(E)	1,218	1,204
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.328%, SOFR30A + 1.000%, 01/25/2042(A)(E)	1,450	1,443
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.178%, SOFR30A + 1.850%, 01/25/2042(A)(E)	943	940
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.628%, SOFR30A + 1.300%, 02/25/2042(A)(E)	1,128	1,126
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1A
7.328%, SOFR30A + 2.000%, 04/25/2042(A)(E)	1,213	1,226
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
7.478%, SOFR30A + 2.150%, 09/25/2042(A)(E)	353	356
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1B
8.828%, SOFR30A + 3.500%, 03/25/2042(A)(E)	1,000	1,035
FHLMC STACR REMIC Trust, Ser 2022-HQA1, Cl M1A
7.428%, SOFR30A + 2.100%, 03/25/2042(A)(E)	1,243	1,253
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B
8.428%, SOFR30A + 3.100%, 03/25/2043(A)(E)	2,000	2,056
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.328%, SOFR30A + 2.000%, 05/25/2043(A)(E)	1,760	1,771

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.828%, SOFR30A + 3.500%, 05/25/2043(A)(E)	$2,000	$2,071
FHLMC STACR REMIC Trust, Ser 2023-HQA3, Cl A1
7.172%, SOFR30A + 1.850%, 11/25/2043(A)(E)	1,000	1,005
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
6.393%, SOFR30A + 1.064%, 12/25/2030(A)(E)	1,041	1,041
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
6.393%, SOFR30A + 1.064%, 11/25/2048(A)(E)	206	206
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2022-HQA2, Cl M1A
7.978%, SOFR30A + 2.650%, 07/25/2042(A)(E)	182	186
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2022-HQA2, Cl M1B
9.328%, SOFR30A + 4.000%, 07/25/2042(A)(E)	1,000	1,046
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-DNA2, Cl M1B
8.579%, SOFR30A + 3.250%, 04/25/2043(A)(E)	1,000	1,032
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-DNA2, Cl M1A
7.429%, SOFR30A + 2.100%, 04/25/2043(A)(E)	998	1,010
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-HQA2, Cl M1A
7.328%, SOFR30A + 2.000%, 06/25/2043(A)(E)	868	873
FHLMC Whole Loan Securities Trust, Ser 2016-SC01, Cl M2
3.903%, 07/25/2046(A)	331	307
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.343%, SOFR30A + 6.014%, 10/25/2028(A)	95	101
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(E)(F)	42	38
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(E)	160	146
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(E)	689	550
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(E)	132	106
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(E)	459	355

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust, Ser WOLF, Cl A
6.472%, TSFR1M + 1.148%, 12/15/2036(A)(E)	$1,000	$993
GS Mortgage Securities Trust, Ser 2020-DUNE, Cl B
6.795%, TSFR1M + 1.464%, 12/15/2036(A)(E)	500	490
GS Mortgage Securities Trust, Ser 2021-STAR, Cl B
6.845%, TSFR1M + 1.514%, 12/15/2036(A)(E)	1,000	977
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061(A)(E)	763	637
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
4.796%, 01/25/2035(A)	42	38
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
3.835%, 04/25/2035(A)	117	105
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
5.852%, 08/19/2034(A)	696	667
Hawaii Hotel Trust, Ser 2019-MAUI, Cl E
7.530%, TSFR1M + 2.207%, 05/15/2038(A)(E)	1,000	972
Hilton Orlando Trust, Ser 2018-ORL, Cl B
6.670%, TSFR1M + 1.347%, 12/15/2034(A)(E)	1,000	985
HPLY Trust, Ser 2019-HIT, Cl B
6.787%, TSFR1M + 1.464%, 11/15/2036(A)(E)	383	376
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(E)	178	144
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(E)	142	110
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(E)	137	111
Imperial Fund Mortgage Trust, Ser 2022-NQM5, Cl A3
6.250%, 08/25/2067(E)(F)	349	343
Intown Mortgage Trust, Ser 2022-STAY, Cl A
7.812%, TSFR1M + 2.489%, 08/15/2039(A)(E)	1,500	1,503
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-ACE, Cl A
3.287%, 01/10/2037(E)	1,000	957

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
2.032%, 01/16/2037(A)(E)	$12,500	$135
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
4.459%, 06/25/2035(A)	155	151
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
5.464%, 07/25/2035(A)	223	219
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.129%, 11/25/2033(A)	52	50
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
4.945%, 07/25/2035(A)	255	246
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
5.665%, 07/25/2035(A)	261	256
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
4.362%, 06/25/2037(A)	23	18
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.207%, TSFR1M + 0.864%, 04/25/2046(A)(E)	62	59
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
6.319%, TSFR1M + 0.996%, 05/15/2036(A)(E)	150	149
Life Mortgage Trust, Ser 2022-BMR2, Cl A1
6.618%, TSFR1M + 1.295%, 05/15/2039(A)(E)	1,000	979
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
3.245%, 07/25/2035(A)	19	16
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	648	622
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
6.020%, 10/20/2029(A)	88	88
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.574%, 12/25/2034(A)	428	394
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
4.169%, 02/25/2035(A)	249	232
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
4.169%, 02/25/2035(A)	336	308
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
4.557%, 07/25/2035(A)	241	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
5.383%, 01/25/2037(A)	$387	$386
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(E)	114	105
MFA Trust, Ser 2020-NQM1, Cl A3
2.300%, 08/25/2049(A)(E)	801	720
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(E)	524	482
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(E)	35	31
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(E)	62	56
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(E)	578	509
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(E)	1,062	879
MHP, Ser 2021-STOR, Cl A
6.138%, TSFR1M + 0.814%, 07/15/2038(A)(E)	105	103
MHP, Ser 2022-MHIL, Cl A
6.138%, TSFR1M + 0.815%, 01/15/2027(A)(E)	123	120
MHP, Ser 2022-MHIL, Cl B
6.437%, TSFR1M + 1.114%, 01/15/2027(A)(E)	912	888
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(E)	62	60
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(E)	73	67
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
5.264%, 11/25/2034(A)	554	507
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
5.229%, 07/25/2034(A)	234	215
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
5.277%, 10/25/2034(A)	453	431
MortgageIT Trust, Ser 2005-1, Cl 2A
6.685%, TSFR1M + 1.364%, 02/25/2035(A)	164	155
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(E)	111	103
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
6.957%, TSFR1M + 1.614%, 06/25/2057(A)(E)	897	890

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(E)	$288	$269
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057(A)(E)	430	402
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
6.507%, TSFR1M + 1.164%, 01/25/2048(A)(E)	1,797	1,745
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
6.207%, TSFR1M + 0.864%, 01/25/2048(A)(E)	1,520	1,471
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
6.357%, TSFR1M + 1.014%, 01/25/2048(A)(E)	940	911
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(E)	64	57
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(E)	28	26
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(E)	48	43
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(E)	236	191
Oaktown Re VII, Ser 2021-2, Cl M1A
6.928%, SOFR30A + 1.600%, 04/25/2034(A)(E)	669	670
OBX Trust, Ser 2018-1, Cl A2
6.107%, TSFR1M + 0.764%, 06/25/2057(A)(E)	675	639
OBX Trust, Ser 2020-INV1, Cl A11
6.000%, TSFR1M + 1.014%, 12/25/2049(A)(E)	316	293
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(E)	1,360	1,016
OPG Trust, Ser 2021-PORT, Cl D
6.569%, TSFR1M + 1.245%, 10/15/2036(A)(E)	658	635
PKHL Commercial Mortgage Trust, Ser 2021-MF, Cl F
8.788%, TSFR1M + 3.464%, 07/15/2038(A)(E)	400	314
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(E)(F)	77	68
Radnor Re, Ser 2021-1, Cl M1B
7.028%, SOFR30A + 1.700%, 12/27/2033(A)(E)	495	496

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.220%, 12/31/2023(A)	$420	$195
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(E)	15	15
Sequoia Mortgage Trust, Ser 2004-3, Cl A
6.417%, TSFR6M + 0.928%, 05/20/2034(A)	143	142
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
5.307%, 06/20/2034(A)	674	584
SG Residential Mortgage Trust, Ser 2019-3, Cl A3
3.082%, 09/25/2059(A)(E)	1,250	1,218
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(E)	252	193
SG Residential Mortgage Trust, Ser 2021-2, Cl A1
1.737%, 12/25/2061(A)(E)	1,595	1,234
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(E)	87	75
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(E)	7	7
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(E)	370	341
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(E)	42	38
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(E)	149	118
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
5.827%, TSFR1M + 0.484%, 07/25/2034(A)	595	586
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
5.095%, 04/25/2035(A)	532	471
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
3.950%, 04/25/2045(A)	620	581
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(E)	1,280	1,078
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(E)	16	16
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(E)	4	4

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(E)	$560	$532
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.512%, TSFR1M + 0.714%, 02/25/2057(A)(E)	359	361
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(E)	125	119
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(E)	594	565
Towd Point Mortgage Trust, Ser 2018-4, Cl A1
3.000%, 06/25/2058(A)(E)	843	768
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
7.357%, TSFR1M + 2.014%, 05/25/2058(A)(E)	3,000	2,990
Towd Point Mortgage Trust, Ser 2021-SJ2, Cl A1A
2.250%, 12/25/2061(A)(E)	966	899
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050(A)(E)	594	502
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051(A)(E)	664	541
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(E)(F)	18	17
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(E)	24	23
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(E)(F)	11	10
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(E)(F)	21	20
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065(E)(F)	6	6
Verus Securitization Trust, Ser 2020-5, Cl A3
1.733%, 05/25/2065(E)(F)	824	752
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(E)	745	625
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(E)	152	128
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(E)	93	78
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(A)(E)	127	98
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066(A)(E)	654	506

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(E)	$87	$78
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(E)	760	656
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(E)	74	66
Verus Securitization Trust, Ser 2022-5, Cl A1
3.800%, 04/25/2067(E)(F)	671	609
Verus Securitization Trust, Ser 2023-1, Cl A1
5.850%, 12/25/2067(E)(F)	875	865
Verus Securitization Trust, Ser 2023-3, Cl A1
5.930%, 03/25/2068(E)(F)	893	884
Visio Trust, Ser 2020-1R, Cl A2
1.567%, 11/25/2055(E)	351	312
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056(E)	960	875
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.883%, 10/25/2033(A)	501	463
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.584%, 08/25/2033(A)	484	440
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.668%, 09/25/2033(A)	532	484
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
5.967%, 10/25/2034(A)	339	303
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
4.188%, 01/25/2035(A)	851	760
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
6.329%, 12MTA + 1.400%, 04/25/2044(A)	1,221	1,153
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
5.257%, 08/25/2034(A)	1,339	1,243
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	32	31
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
5.615%, 07/25/2034(A)	105	108
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
5.485%, 10/25/2034(A)	557	521

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WMRK Commercial Mortgage Trust, Ser 2022-WMRK, Cl A
8.112%, TSFR1M + 2.789%, 11/15/2027(A)(E)	$1,000	$1,000

		129,436
Total Mortgage-Backed Securities
(Cost $142,089) ($ Thousands)		134,680

ASSET-BACKED SECURITIES — 28.2%
Automotive — 5.3%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	240	240
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl E
2.560%, 11/15/2027 (E)	1,000	951
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (E)	44	44
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (E)	44	44
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (E)	108	108
AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl C
2.320%, 07/18/2025	17	17
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	218	216
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	517	507
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	300	287
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	225	210
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl B
0.680%, 10/19/2026	181	177
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	540	498
Americredit Automobile Receivables Trust, Ser 2022-1, Cl A3
2.450%, 11/18/2026	253	247

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	$172	$172
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (E)	51	51
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (E)	173	171
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (E)	108	106
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl B
2.680%, 08/20/2026 (E)	1,000	941
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (E)	125	125
BMW Vehicle Owner Trust, Ser 2023-A, Cl A2A
5.720%, 04/27/2026	95	95
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A1
5.776%, 11/15/2024	100	100
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	70	70
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	74	73
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	154	154
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	120	120
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	71	68
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	35	32
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	96	89
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (E)	86	86
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (E)	45	45
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (E)	185	185

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (E)	$143	$138
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/15/2032 (E)	123	122
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (E)	179	178
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (E)	190	190
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (E)	168	168
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (E)	147	147
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (E)	128	126
Drive Auto Receivables Trust, Ser 2021-3, Cl B
1.110%, 05/15/2026	44	44
DT Auto Owner Trust, Ser 2022-1A, Cl A
1.580%, 04/15/2026 (E)	42	42
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (E)	89	89
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (E)	175	175
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (E)	103	103
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A2
0.610%, 07/20/2026 (E)	42	41
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A1
5.330%, 03/20/2024 (E)	5	5
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A1
5.793%, 06/20/2024 (E)	71	71
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (E)	37	37
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl D
1.400%, 04/15/2027	1,000	934
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A3
4.330%, 02/17/2026	56	56
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl A2
5.730%, 11/17/2025	38	38

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	$16	$16
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A2
5.870%, 11/17/2025	72	72
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	100	100
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	55	55
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (E)	49	47
Fifth Third Auto Trust, Ser 2023-1, Cl A1
5.618%, 08/15/2024	95	95
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	235	235
First Investors Auto Owner Trust, Ser 2021-1A, Cl C
1.170%, 03/15/2027 (E)	610	591
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (E)	192	189
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (E)	31	30
Flagship Credit Auto Trust, Ser 2022-3, Cl A3
4.550%, 04/15/2027 (E)	300	297
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (E)	170	169
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (E)	130	130
Ford Credit Auto Lease Trust, Ser 2021-B, Cl B
0.660%, 01/15/2025	143	143
Ford Credit Auto Owner Trust, Ser 2020-A, Cl B
2.050%, 09/15/2025	135	134
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (E)	13	12
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (E)	155	155
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/2027 (E)	1,500	1,441
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (E)	95	95

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (E)	$142	$142
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A4
1.960%, 02/20/2026	100	98
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A2A
5.270%, 06/20/2025	37	36
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	68	68
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	280	280
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	115	115
Hertz Vehicle Financing LLC, Ser 2021-1A, Cl B
1.560%, 12/26/2025 (E)	1,530	1,463
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/2026	275	275
Honda Auto Receivables Owner Trust, Ser 2023-3, Cl A2
5.710%, 03/18/2026	265	265
Hyundai Auto Lease Securitization Trust, Ser 2021-B, Cl A4
0.380%, 08/15/2025 (E)	21	21
Hyundai Auto Lease Securitization Trust, Ser 2021-C, Cl A4
0.480%, 09/15/2025 (E)	230	228
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/2025 (E)	92	92
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (E)	355	356
Hyundai Auto Receivables Trust, Ser 2020-B, Cl B
0.940%, 12/15/2025	125	122
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	185	185
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (E)	6	6
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl C
0.969%, 12/26/2028 (E)	173	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (E)	$523	$502
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (E)	75	74
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (E)	135	135
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (E)	124	119
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A2
5.240%, 11/17/2025	150	150
Navistar Financial Dealer Note Master Owner Trust II, Ser 2023-1, Cl A
6.180%, 08/25/2028 (E)	1,000	1,002
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	75	75
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A2A
5.340%, 02/17/2026	105	105
Santander Bank - SBCLN, Ser 2021-1A, Cl B
1.833%, 12/15/2031 (E)	142	139
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (E)	569	568
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (E)	750	751
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl C
4.110%, 12/15/2025	37	37
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl D
1.330%, 09/15/2027	1,425	1,352
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	270	258
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	65	65
Santander Drive Auto Receivables Trust, Ser 2023-2, Cl A2
5.870%, 03/16/2026	93	93
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	74	74
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	450	451

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (E)	$175	$168
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (E)	145	145
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (E)	82	82
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (E)	110	110
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (E)	140	140
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A2A
5.280%, 05/15/2026	115	115
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (E)	180	180
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (E)	2	2
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (E)	50	50
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (E)	18	18
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (E)	95	95
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A1
5.498%, 06/20/2024	17	17
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (E)	175	168
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (E)	24	24
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (E)	125	125
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (E)	155	155
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (E)	109	109
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (E)	100	101
World Omni Auto Receivables Trust, Ser 2020-C, Cl A4
0.610%, 10/15/2026	136	130

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A2A
5.470%, 11/17/2025	$111	$111
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	123	123
		24,978

Mortgage Related Securities — 0.4%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.709%, TSFR1M + 0.794%, 01/25/2035 (A)	11	11
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
7.332%, TSFR1M + 1.989%, 11/25/2050 (A)	261	276
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
6.357%, TSFR1M + 1.014%, 09/25/2034 (A)	576	578
Towd Point Mortgage Trust, Ser 2023-CES2, Cl A1A
7.294%, 10/25/2063 (A)(E)	991	1,003
		1,868

Other Asset-Backed Securities — 22.5%

Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (E)	29	29
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (E)	37	36
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (E)	22	21
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (E)	260	260
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (E)	700	616
Allegro CLO V, Ser 2021-1A, Cl AR
6.606%, TSFR3M + 1.212%, 10/16/2030 (A)(E)	921	919
Allegro CLO VII, Ser 2018-1A, Cl D
8.506%, TSFR3M + 3.112%, 06/13/2031 (A)(E)	400	379
AMMC CLO XI, Ser 2018-11A, Cl BR2
7.252%, TSFR3M + 1.862%, 04/30/2031 (A)(E)	1,000	991

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AMMC CLO XI, Ser 2018-11A, Cl CR2
7.552%, TSFR3M + 2.162%, 04/30/2031 (A)(E)	$700	$689
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (E)	47	47
Amur Equipment Finance Receivables XII LLC, Ser 2023-1A, Cl A2
6.090%, 12/20/2029 (E)	1,000	1,002
Apidos CLO XII, Ser 2018-12A, Cl AR
6.736%, TSFR3M + 1.342%, 04/15/2031 (A)(E)	707	706
Apidos CLO XV, Ser 2018-15A, Cl A1RR
6.687%, TSFR3M + 1.272%, 04/20/2031 (A)(E)	388	387
Apidos CLO XVIII, Ser 2018-18A, Cl A1
6.814%, TSFR3M + 1.402%, 10/22/2030 (A)(E)	750	749
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (E)	95	84
Ares XXXIIR CLO, Ser 2018-32RA, Cl A1B
6.841%, TSFR3M + 1.462%, 05/15/2030 (A)(E)	725	714
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (E)	28	28
Atrium XIII, Ser 2017-13A, Cl B
7.174%, TSFR3M + 1.762%, 11/21/2030 (A)(E)	700	690
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (E)	78	77
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
6.634%, TSFR3M + 1.222%, 04/23/2031 (A)(E)	428	427
Ballyrock CLO, Ser 2018-1A, Cl A1
6.677%, TSFR3M + 1.262%, 04/20/2031 (A)(E)	622	620
Beacon Container Finance II LLC, Ser 2021-1A, Cl A
2.250%, 10/22/2046 (E)	633	547
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.606%, TSFR3M + 1.212%, 10/15/2030 (A)(E)	333	333
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl A2
6.827%, TSFR3M + 1.412%, 04/20/2031 (A)(E)	1,600	1,571
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (E)	158	154
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (E)	74	73

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO XXIII, Ser 2018-23A, Cl C
7.827%, TSFR3M + 2.412%, 10/20/2031 (A)(E)	$800	$790
BRAVO Residential Funding Trust, Ser 2021-HE1, Cl A1
6.078%, SOFR30A + 0.750%, 01/25/2070 (A)(E)	1,300	1,290
BRAVO Residential Funding Trust, Ser 2021-HE2, Cl A3
6.378%, SOFR30A + 1.050%, 11/25/2069 (A)(E)	750	739
BRE Grand Islander Timeshare Issuer LLC, Ser 2017-1A, Cl A
2.940%, 05/25/2029 (E)	1,107	1,075
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (E)	600	568
BSPRT Issuer, Ser 2022-FL8, Cl A
6.824%, SOFR30A + 1.500%, 02/15/2037 (A)(E)	275	270
Carlyle Global Market Strategies CLO, Ser 2018-2RA, Cl A2
6.966%, TSFR3M + 1.587%, 05/15/2031 (A)(E)	1,000	987
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl A2
7.256%, TSFR3M + 1.862%, 07/15/2030 (A)(E)	500	494
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.657%, TSFR3M + 1.242%, 07/20/2031 (A)(E)	288	288
Carlyle US CLO, Ser 2021-2A, Cl A1R
6.727%, TSFR3M + 1.312%, 07/20/2031 (A)(E)	1,356	1,354
Carlyle US CLO, Ser 2021-2A, Cl A2R
7.277%, TSFR3M + 1.862%, 07/20/2031 (A)(E)	1,000	990
Carlyle US CLO, Ser 2021-3A, Cl BR
7.677%, TSFR3M + 2.262%, 07/20/2029 (A)(E)	500	492
CARS-DB4 LP, Ser 2020-1A, Cl A4
3.190%, 02/15/2050 (E)	1,531	1,456
CARS-DB4 LP, Ser 2020-1A, Cl B1
4.170%, 02/15/2050 (E)	400	380
Catskill Park CLO, Ser 2017-1A, Cl A1B
7.027%, TSFR3M + 1.612%, 04/20/2029 (A)(E)	1,000	999
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (E)	12	12
CCG Receivables Trust, Ser 2023-2, Cl A1
5.751%, 11/14/2024 (E)	100	100

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cedar Funding X CLO, Ser 2021-10A, Cl CR
7.727%, TSFR3M + 2.312%, 10/20/2032 (A)(E)	$450	$446
CIFC Funding, Ser 2017-5A, Cl B
7.514%, TSFR3M + 2.112%, 11/16/2030 (A)(E)	500	493
CIFC Funding, Ser 2018-3A, Cl AR
6.528%, TSFR3M + 1.132%, 04/19/2029 (A)(E)	619	617
CIFC Funding, Ser 2018-4A, Cl A1
6.814%, TSFR3M + 1.412%, 10/17/2031 (A)(E)	700	700
CIFC Funding, Ser 2021-1A, Cl AR
6.777%, TSFR3M + 1.362%, 04/20/2032 (A)(E)	1,000	999
CNH Equipment Trust, Ser 2020-A, Cl A4
1.510%, 04/15/2027	200	198
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	70	70
Crown City CLO IV, Ser 2022-4A, Cl D
13.316%, TSFR3M + 7.900%, 10/20/2033 (A)(E)	500	489
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	170	170
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (E)	359	340
DB Master Finance LLC, Ser 2021-1A, Cl A2I
2.045%, 11/20/2051 (E)	681	609
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (E)	54	53
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (E)	100	100
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (E)	100	100
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
7.327%, TSFR3M + 1.912%, 10/20/2028 (A)(E)	428	427
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (E)	51	50
Dext ABS LLC, Ser 2023-2, Cl A1
5.743%, 11/15/2024 (E)	100	100
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (E)	100	100
Diamond Infrastructure Funding LLC, Ser 2021-1A, Cl C
3.475%, 04/15/2049 (E)	400	340
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (E)	90	90

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (E)	$236	$226
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (E)	44	44
DLLMT LLC, Ser 2023-1A, Cl A1
5.533%, 05/20/2024 (E)	47	47
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (E)	95	95
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (E)	87	86
Domino's Pizza Master Issuer LLC, Ser 2017-1A, Cl A23
4.118%, 07/25/2047 (E)	1,155	1,077
DRIVEN BRANDS FUNDING LLC, Ser 2019-1A, Cl A2
4.641%, 04/20/2049 (E)	1,181	1,124
ECMC Group Student Loan Trust, Ser 2020-3A, Cl A1B
6.443%, SOFR30A + 1.114%, 01/27/2070 (A)(E)	540	533
Elara HGV Timeshare Issuer LLC, Ser 2017-A, Cl A
2.690%, 03/25/2030 (E)	237	229
Elara HGV Timeshare Issuer LLC, Ser 2019-A, Cl A
2.610%, 01/25/2034 (E)	775	734
Elara HGV Timeshare Issuer LLC, Ser 2023-A, Cl A
6.160%, 02/25/2038 (E)	959	966
Elevation CLO, Ser 2017-2A, Cl A1R
6.886%, TSFR3M + 1.492%, 10/15/2029 (A)(E)	694	693
ExteNet LLC, Ser 2019-1A, Cl A2
3.204%, 07/25/2049 (E)	2,000	1,946
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (E)	18	18
Five Guys Funding LLC, Ser 2017-1A, Cl A2
4.600%, 07/25/2047 (E)	1,746	1,746
FNA VII LLC, Ser 2023-1A, Cl A1
6.900%, 04/15/2038 (E)	898	890
Goldentree Loan Management US CLO 2, Ser 2021-2A, Cl AR
6.587%, TSFR3M + 1.172%, 11/20/2030 (A)(E)	235	235
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A
7.174%, SOFR90A + 1.950%, 09/01/2026 (A)(E)	2,000	1,995
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-2A, Cl A
7.570%, SOFR90A + 2.250%, 03/01/2027 (A)(E)	1,000	1,000

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (E)	$165	$166
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A1
5.519%, 06/14/2024 (E)	48	48
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (E)	100	100
Hilton Grand Vacations Trust, Ser 2022-1D, Cl B
4.100%, 06/20/2034 (E)	866	826
Hilton Grand Vacations Trust, Ser 2023-1A, Cl B
6.110%, 01/25/2038 (E)	1,392	1,387
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (E)	100	100
Invitation Homes Trust, Ser 2018-SFR4, Cl C
6.838%, TSFR1M + 1.514%, 01/17/2038 (A)(E)	2,000	1,986
ITE Rail Fund Levered, Ser 2021-1A, Cl A
2.250%, 02/28/2051 (E)	537	462
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	370	370
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
6.489%, TSFR1M + 1.050%, 11/25/2050 (A)	1,267	1,261
KKR CLO 12, Ser 2018-12, Cl AR2A
6.791%, TSFR3M + 1.397%, 10/15/2030 (A)(E)	399	398
KKR CLO 20, Ser 2017-20, Cl B
7.206%, TSFR3M + 1.812%, 10/16/2030 (A)(E)	636	629
KKR CLO 21, Ser 2018-21, Cl A
6.656%, TSFR3M + 1.262%, 04/15/2031 (A)(E)	552	550
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (E)	275	275
LCM XXIV, Ser 2021-24A, Cl AR
6.657%, TSFR3M + 1.242%, 03/20/2030 (A)(E)	179	178
Madison Park Funding XIX, Ser 2020-19A, Cl A2R2
7.174%, TSFR3M + 1.762%, 01/22/2028 (A)(E)	600	597
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.674%, TSFR3M + 1.262%, 07/21/2030 (A)(E)	239	239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXIV, Ser 2019-24A, Cl BR
7.427%, TSFR3M + 2.012%, 10/20/2029 (A)(E)	$1,250	$1,244
Magnetite XV, Ser 2018-15A, Cl CR
7.440%, TSFR3M + 2.062%, 07/25/2031 (A)(E)	500	492
Magnetite XVIII, Ser 2018-18A, Cl BR
7.141%, TSFR3M + 1.762%, 11/15/2028 (A)(E)	1,000	989
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (E)	117	117
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (E)	129	129
MetroNet Infrastructure Issuer LLC, Ser 2022-1A, Cl B
7.460%, 10/20/2052 (E)	400	389
MF1, Ser 2022-FL8, Cl A
6.683%, TSFR1M + 1.350%, 02/19/2037 (A)(E)	250	245
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
6.207%, TSFR1M + 0.864%, 01/25/2061 (A)	704	685
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
6.157%, TSFR1M + 0.814%, 03/25/2061 (A)	2,191	2,124
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (E)	169	165
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (E)	145	145
Mountain View CLO LLC, Ser 2020-1A, Cl AR
6.746%, TSFR3M + 1.352%, 10/16/2029 (A)(E)	425	425
Navient Private Education Loan Trust, Ser 2017-A, Cl A2A
2.880%, 12/16/2058 (E)	28	28
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1B
6.437%, TSFR1M + 1.114%, 04/15/2069 (A)(E)	947	932
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (E)	325	299
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (E)	565	513

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Ser 2021-2A, Cl A1B
5.993%, SOFR30A + 0.664%, 02/25/2070 (A)(E)	$1,354	$1,331
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (E)	750	753
Neuberger Berman CLO XIV, Ser 2020-14A, Cl BR2
7.152%, TSFR3M + 1.762%, 01/28/2030 (A)(E)	1,000	992
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
6.587%, TSFR3M + 1.192%, 10/18/2029 (A)(E)	568	566
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
6.577%, TSFR3M + 1.182%, 10/18/2030 (A)(E)	385	384
Neuberger Berman Loan Advisers CLO 31, Ser 2021-31A, Cl AR
6.717%, TSFR3M + 1.302%, 04/20/2031 (A)(E)	1,000	999
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
6.657%, TSFR1M + 1.314%, 09/25/2060 (A)	593	593
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (E)	65	64
Oxford Finance Funding LLC, Ser 2019-1A, Cl A2
4.459%, 02/15/2027 (E)	70	70
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (E)	333	323
Palmer Square CLO, Ser 2022-3A, Cl A1
7.216%, TSFR3M + 1.800%, 07/20/2035 (A)(E)	1,450	1,451
Palmer Square Loan Funding, Ser 2021-2A, Cl A2
6.879%, TSFR3M + 1.512%, 05/20/2029 (A)(E)	250	247
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
6.477%, TSFR3M + 1.062%, 07/20/2029 (A)(E)	129	128
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
6.456%, TSFR3M + 1.062%, 10/15/2029 (A)(E)	396	395

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Palmer Square Loan Funding, Ser 2022-2A, Cl A2
7.294%, TSFR3M + 1.900%, 10/15/2030 (A)(E)	$1,460	$1,451
PFS Financing, Ser 2021-A, Cl A
0.710%, 04/15/2026 (E)	300	294
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (E)	1,060	1,029
Prodigy Finance DAC, Ser 2021-1A, Cl A
6.707%, TSFR1M + 1.364%, 07/25/2051 (A)(E)	714	707
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (E)	86	86
ReadyCap Lending Small Business Loan Trust, Ser 2019-2, Cl A
8.000%, PRIME + -0.500%, 12/27/2044 (A)(E)	253	244
Regatta X Funding, Ser 2017-3A, Cl B
7.114%, TSFR3M + 1.712%, 01/17/2031 (A)(E)	1,250	1,233
Retained Vantage Data Centers Issuer LLC, Ser 2023-1A, Cl A2A
5.000%, 09/15/2048 (E)	500	459
Saratoga Investment Senior Loan Fund, Ser 2022-1A, Cl D
12.026%, TSFR3M + 6.610%, 10/20/2033 (A)(E)	300	299
SCF Equipment Leasing 2023-1 LLC, Ser 2023-1A, Cl A3
6.170%, 05/20/2032 (E)	1,000	1,009
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (E)	1	1
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (E)	185	186
SMB Private Education Loan Trust, Ser 2018-C, Cl A2B
6.187%, TSFR1M + 0.864%, 11/15/2035 (A)(E)	1,074	1,063
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
6.437%, TSFR1M + 1.114%, 06/15/2037 (A)(E)	655	648
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2B
6.307%, TSFR1M + 0.964%, 09/15/2054 (A)(E)	1,796	1,769
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
6.307%, TSFR1M + 0.964%, 09/15/2054 (A)(E)	1,727	1,698

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
6.167%, TSFR1M + 0.844%, 01/15/2053 (A)(E)	$1,738	$1,696
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (E)	1	1
Sound Point CLO XXIII, Ser 2021-2A, Cl X
6.356%, TSFR3M + 0.962%, 07/15/2034 (A)(E)	160	160
STAR Trust, Ser 2021-SFR1, Cl C
6.488%, TSFR1M + 1.164%, 04/17/2038 (A)(E)	1,000	973
STAR Trust, Ser 2021-SFR1, Cl D
6.738%, TSFR1M + 1.414%, 04/17/2038 (A)(E)	1,000	967
STAR Trust, Ser 2021-SFR2, Cl C
7.037%, TSFR1M + 1.714%, 01/17/2024 (A)(E)	3,000	2,954
Stratus CLO, Ser 2022-1A, Cl B
7.766%, TSFR3M + 2.350%, 07/20/2030 (A)(E)	1,090	1,087
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
6.457%, TSFR1M + 1.114%, 09/25/2034 (A)	2,127	2,035
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
6.379%, TSFR1M + 1.054%, 09/25/2034 (A)	710	683
Symphony Static CLO I, Ser 2021-1A, Cl A
6.470%, TSFR3M + 1.092%, 10/25/2029 (A)(E)	1,008	1,003
Symphony Static CLO I, Ser 2021-1A, Cl B
7.090%, TSFR3M + 1.712%, 10/25/2029 (A)(E)	250	248
Taco Bell Funding LLC, Ser 2016-1A, Cl A23
4.970%, 05/25/2046 (E)	516	502
TCI-Flatiron CLO, Ser 2017-1A, Cl B
7.191%, TSFR3M + 1.822%, 11/18/2030 (A)(E)	500	495
TIAA CLO I, Ser 2018-1A, Cl AR
6.877%, TSFR3M + 1.462%, 07/20/2031 (A)(E)	1,911	1,908
TICP CLO IX, Ser 2018-9A, Cl A
6.817%, TSFR3M + 1.402%, 01/20/2031 (A)(E)	558	558
TIF Funding II LLC, Ser 2021-1A, Cl A
1.650%, 02/20/2046 (E)	776	651
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (A)(E)	615	579

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricon American Homes Trust, Ser 2017-SFR2, Cl E
4.216%, 01/17/2036 (E)	$1,500	$1,492
Trimaran Cavu, Ser 2019-1A, Cl D
9.827%, TSFR3M + 4.412%, 07/20/2032 (A)(E)	600	580
Trinity Rail Leasing LLC, Ser 2021-1A, Cl A
2.260%, 07/19/2051 (E)	453	387
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (E)	18	18
Vantage Data Centers Issuer LLC, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (E)	144	140
Verdant Receivables LLC, Ser 2023-1A, Cl A1
5.822%, 08/12/2024 (E)	47	47
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (E)	121	121
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.610%, TSFR3M + 1.212%, 06/20/2029 (A)(E)	74	74
Voya CLO, Ser 2018-3A, Cl A2R
7.057%, TSFR3M + 1.662%, 10/18/2031 (A)(E)	818	806
Voya CLO, Ser 2020-2A, Cl A1RR
6.684%, TSFR3M + 1.282%, 04/17/2030 (A)(E)	190	189
VSE VOI Mortgage LLC, Ser 2017-A, Cl A
2.330%, 03/20/2035 (E)	303	300
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (E)	319	314
Westgate Resorts LLC, Ser 2023-1A, Cl B
6.440%, 12/20/2037 (E)	895	882
Wingstop Funding LLC, Ser 2020-1A, Cl A2
2.841%, 12/05/2050 (E)	690	608
		106,031

Total Asset-Backed Securities
(Cost $133,187) ($ Thousands)		132,877

CORPORATE OBLIGATIONS — 3.5%
Communication Services — 0.0%
Sprint LLC
7.125%, 06/15/2024	175	176

Consumer Discretionary — 0.4%
AutoZone
5.050%, 07/15/2026	150	149
General Motors Financial
5.996%, SOFRRATE + 0.620%, 10/15/2024 (A)	600	599

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Nordstrom
2.300%, 04/08/2024	$160	$158
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (E)	825	800
Tapestry
7.050%, 11/27/2025	45	45

		1,751

Energy — 0.2%
Enbridge
6.027%, SOFRINDX + 0.630%, 02/16/2024 (A)	250	250
Energy Transfer
4.250%, 04/01/2024	200	199
Occidental Petroleum
5.875%, 09/01/2025	175	175
ONEOK
5.550%, 11/01/2026	200	201
Ovintiv
5.650%, 05/15/2025	175	175
Williams
5.400%, 03/02/2026	125	125

		1,125

Financials — 1.6%
American Express
6.338%, SOFRRATE + 1.330%, 10/30/2026 (A)	125	127
Athene Global Funding
6.101%, SOFRINDX + 0.700%, 05/24/2024 (A)(E)	450	449
2.514%, 03/08/2024 (E)	300	297
Bank of America
5.650%, 08/18/2025	250	251
Bank of America MTN
6.052%, SOFRRATE + 0.660%, 02/04/2025 (A)	195	195
Bank of New York Mellon MTN
0.500%, 04/26/2024	550	539
Brighthouse Financial Global Funding MTN
6.135%, SOFRRATE + 0.760%, 04/12/2024 (A)(E)	315	314
1.000%, 04/12/2024 (E)	400	393
Capital One Financial
6.041%, SOFRRATE + 0.690%, 12/06/2024 (A)	275	275
Charles Schwab
5.875%, 08/24/2026	150	152
Citigroup
6.059%, SOFRRATE + 0.669%, 05/01/2025 (A)	300	299

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Suisse NY
4.750%, 08/09/2024	$300	$297
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(E)	200	201
Deutsche Bank NY
6.616%, SOFRRATE + 1.219%, 11/16/2027 (A)	325	313
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (A)	175	175
JPMorgan Chase
6.265%, SOFRRATE + 0.885%, 04/22/2027 (A)	475	473
Macquarie Group MTN
6.094%, SOFRRATE + 0.710%, 10/14/2025 (A)(E)	300	299
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (E)	350	282
NatWest Markets
5.924%, SOFRRATE + 0.530%, 08/12/2024 (A)(E)	340	339
Pacific Life Global Funding II
5.500%, 08/28/2026 (E)	125	126
SBA Tower Trust, Ser 2014-2A, Cl C
3.869%, 10/15/2024 (E)	385	377
Societe Generale
6.430%, SOFRRATE + 1.050%, 01/21/2026 (A)(E)	275	273
Toronto-Dominion Bank
6.000%, 08/15/2024	250	251
Toronto-Dominion Bank MTN
5.942%, SOFRRATE + 0.590%, 09/10/2026 (A)	300	296
5.761%, SOFRRATE + 0.355%, 03/04/2024 (A)	150	150
Wells Fargo Bank
5.550%, 08/01/2025	250	251

		7,394

Health Care — 0.2%
Baxter International
5.845%, SOFRINDX + 0.440%, 11/29/2024 (A)	275	274
Global Medical Response
6.500%, 10/01/2025 (E)	462	342
HCA
5.375%, 02/01/2025	200	199

		815

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 0.5%
Boeing
1.950%, 02/01/2024	$250	$249
Carrier Global
5.800%, 11/30/2025 (E)	85	86
Chart Industries
9.500%, 01/01/2031 (E)	435	464
7.500%, 01/01/2030 (E)	448	457
DAE Funding LLC MTN
1.550%, 08/01/2024 (E)	205	198
Trident TPI Holdings
12.750%, 12/31/2028 (E)	675	712

		2,166

Information Technology — 0.0%
Hewlett Packard Enterprise
5.900%, 10/01/2024	75	75

Materials — 0.4%
Chemours
4.625%, 11/15/2029 (E)	700	588
Kobe US Midco 2
9.250%cash/0% PIK, 11/01/2026 (E)	857	629
Tronox
4.625%, 03/15/2029 (E)	550	468
Vulcan Materials
5.800%, 03/01/2026	150	150

		1,835

Utilities — 0.2%
American Electric Power
5.699%, 08/15/2025	150	150
Mississippi Power
5.666%, SOFRRATE + 0.300%, 06/28/2024 (A)	195	194
Monongahela Power
4.100%, 04/15/2024 (E)	120	119
NextEra Energy Capital Holdings
6.051%, 03/01/2025	60	60
5.749%, 09/01/2025	100	100
4.255%, 09/01/2024	275	272
Pacific Gas and Electric
3.250%, 02/16/2024	200	199

		1,094

Total Corporate Obligations
(Cost $17,058) ($ Thousands)		16,431

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bills
5.452%, 02/20/2024 (G)	$1,125	$1,112
5.414%, 05/16/2024 (G)	1,000	976
U.S. Treasury Notes
2.375%, 02/29/2024	525	521

Total U.S. Treasury Obligations
(Cost $2,609) ($ Thousands)		2,609

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB
5.550%, 07/19/2024	300	300
5.460%, 07/19/2024	300	300
5.310%, 05/22/2024	1,430	1,428

Total U.S. Government Agency Obligations
(Cost $2,030) ($ Thousands)		2,028

COMMERCIAL PAPER — 0.1%
Commercial Paper — 0.1%
Societe Generale
5.433%, 01/18/2024 (G)	300	298

Total Commercial Paper
(Cost $298) ($ Thousands)		298

MUNICIPAL BOND — 0.0%
Illinois — 0.0%
Illinois Finance Authority, RB
6.535%, 07/01/2024	75	75

Total Municipal Bond

(Cost $75) ($ Thousands)		75

	Shares
CASH EQUIVALENT — 10.6%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	50,060,249	50,060

Total Cash Equivalent
(Cost $50,060) ($ Thousands)		50,060

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Opportunistic Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT(H) — 0.3%
BNP Paribas
5.300%, dated 11/30/2023 to be repurchased on 12/01/2023, repurchase price $1,200,177 (collateralized by various U.S. Government and Treasury obligations, ranging in par value $100 - $29,405,208, 3.00% - 5.500%, 11/15/2026 – 11/20/2063; with total market value $1,220,419)	$1,200	$1,200
Total Repurchase Agreement
(Cost $1,200) ($ Thousands)		1,200

Total Investments in Securities — 110.3%
(Cost $531,530) ($ Thousands)		$520,549

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation(Thousands)
Short Contracts
U.S. 2-Year Treasury Note	(22)	Mar-2024	$(4,481)	$(4,498)	$(17)
U.S. 10-Year Treasury Note	(29)	Mar-2024	(3,167)	(3,184)	(17)
			$(7,648)	$(7,682)	$(34)

Percentages are based on Net Assets of $471,956 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Unsettled bank loan. Interest rate may not be available.
(C)	No interest rate available.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $230,916 ($ Thousands), representing 48.9% of the Net Assets of the Fund.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Interest rate represents the security's effective yield at the time of purchase.
(H)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Loan Participations	–	166,445	13,846	180,291
Mortgage-Backed Securities	–	134,680	–	134,680
Asset-Backed Securities	–	132,877	–	132,877
Corporate Obligations	–	16,431	–	16,431
U.S. Treasury Obligations	–	2,609	–	2,609
U.S. Government Agency Obligations	–	2,028	–	2,028
Commercial Paper	–	298	–	298
Municipal Bond	–	75	–	75
Cash Equivalent	50,060	–	–	50,060
Repurchase Agreement	–	1,200	–	1,200
Total Investments in Securities	50,060	456,643	13,846	520,549

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(34)	–	–	(34)
Total Other Financial Instruments	(34)	–	–	(34)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SEI Institutional Investments Trust

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Loan Participations
Balance as of May 31, 2023	$7,856
Accrued discounts/premiums	1
Realized gain/(loss)	(16)
Change in unrealized appreciation/(depreciation)	39
Purchases	1,430
Sales	(27)
Net transfer into Level 3	8,872
Net transfer out of Level 3	(4,309)
Ending Balance as of November 30, 2023(1)	$13,846
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(350)

(1) Of the $13,846 ($ Thousands) in Level 3 securities as of November 30, 2023, $— ($ Thousands) or 0.0% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

For the period ended November 30, 2023, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$33,741	$127,808	$(111,489)	$—	$—	$50,060	$542	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 44.4%
Agency Mortgage-Backed Obligations — 38.6%
FHLMC
7.500%, 08/01/2030 to 12/01/2036	$135	$138
7.000%, 05/01/2024 to 03/01/2039	38	40
6.500%, 10/01/2031 to 05/01/2053	6,780	6,912
6.000%, 01/01/2028 to 11/01/2053	12,153	12,231
5.500%, 02/01/2035 to 07/01/2053	21,595	21,343
5.000%, 08/01/2033 to 06/01/2053	20,701	19,997
4.500%, 11/01/2025 to 12/01/2052	14,461	13,769
4.220%, 08/01/2033	100	93
4.000%, 09/01/2032 to 02/01/2053	29,285	27,243
3.500%, 03/01/2033 to 06/01/2052	39,254	35,628
3.000%, 03/01/2031 to 05/01/2052	72,497	62,731
2.500%, 10/01/2031 to 05/01/2052	165,646	136,416
2.000%, 06/01/2040 to 05/01/2052	163,644	131,437
1.500%, 11/01/2040 to 05/01/2051	42,303	31,781
0.000% 12/14/2029 to 07/15/2031 (A)	3,487	2,603
FHLMC ARM
7.453%, RFUCCT1Y + 1.770%, 09/01/2042(B)	164	168
7.431%, RFUCCT1Y + 1.609%, 10/01/2043(B)	166	170
7.260%, RFUCCT1Y + 1.674%, 02/01/2043(B)	238	243
7.171%, RFUCCT1Y + 1.603%, 09/01/2043(B)	88	90
7.043%, RFUCCT1Y + 1.650%, 03/01/2043(B)	159	161

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
7.037%, RFUCCT1Y + 1.645%, 10/01/2043(B)	$170	$173
6.881%, RFUCCT1Y + 1.635%, 07/01/2043(B)	99	100
6.841%, RFUCCT1Y + 1.638%, 09/01/2045(B)	1,448	1,472
6.809%, RFUCCT1Y + 1.642%, 08/01/2043(B)	157	159
5.972%, RFUCCT1Y + 1.681%, 09/01/2047(B)	950	960
5.943%, RFUCCT1Y + 1.730%, 01/01/2044(B)	343	348
5.898%, RFUCCT1Y + 1.627%, 11/01/2043(B)	145	147
5.845%, RFUCCT1Y + 1.595%, 10/01/2036(B)	10	10
5.619%, RFUCCT1Y + 1.637%, 04/01/2048(B)	2,135	2,156
5.515%, RFUCCT1Y + 2.330%, 05/01/2036(B)	25	25
5.217%, RFUCCT1Y + 1.638%, 03/01/2049(B)	854	860
5.197%, SOFR30A + 2.301%, 06/01/2053(B)	728	719
5.121%, SOFR30A + 2.216%, 08/01/2053(B)	786	774
4.299%, SOFR30A + 2.130%, 07/01/2052(B)	1,198	1,145
4.186%, SOFR30A + 2.304%, 05/01/2053(B)	3,749	3,602
4.168%, RFUCCT1Y + 1.926%, 12/01/2036(B)	30	29
4.123%, SOFR30A + 2.380%, 09/01/2052(B)	695	659
3.978%, SOFR30A + 2.140%, 08/01/2052(B)	1,371	1,278
3.913%, SOFR30A + 2.130%, 07/01/2052(B)	1,015	958
3.130%, RFUCCT1Y + 1.640%, 11/01/2048(B)	1,094	1,066
3.098%, RFUCCT1Y + 1.621%, 02/01/2050(B)	743	705
3.042%, RFUCCT1Y + 1.634%, 02/01/2050(B)	1,493	1,459
3.006%, RFUCCT1Y + 1.628%, 11/01/2048(B)	2,591	2,422
2.954%, RFUCCT1Y + 1.640%, 05/01/2049(B)	615	609
2.872%, RFUCCT1Y + 1.619%, 11/01/2047(B)	934	889
2.106%, H15T5Y + 1.285%, 03/01/2047(B)	456	418

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028(B)	$2,000	$126
FHLMC Multiclass Certificates, Ser 2021-P009, Cl A2
1.878%, 01/25/2031	975	799
FHLMC Multifamily Structured Pass Through Certificates, Ser 151, Cl X1, IO
0.330%, 10/25/2032(B)	18,995	309
FHLMC Multifamily Structured Pass Through Certificates, Ser 1519, Cl X1, IO
0.692%, 12/25/2035(B)	15,830	723
FHLMC Multifamily Structured Pass Through Certificates, Ser 152, Cl X1, IO
0.301%, 11/25/2032(B)	12,995	187
FHLMC Multifamily Structured Pass Through Certificates, Ser 1520, Cl X1, IO
0.578%, 02/25/2036(B)	4,981	187
FHLMC Multifamily Structured Pass Through Certificates, Ser 154, Cl X1, IO
0.527%, 01/25/2033(B)	6,599	189
FHLMC Multifamily Structured Pass Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025(B)	605	588
FHLMC Multifamily Structured Pass Through Certificates, Ser K091, Cl X1, IO
0.706%, 03/25/2029(B)	3,864	98
FHLMC Multifamily Structured Pass Through Certificates, Ser K093, Cl X1, IO
1.083%, 05/25/2029(B)	3,844	158
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl X1, IO
1.014%, 06/25/2029(B)	2,971	117
FHLMC Multifamily Structured Pass Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029(B)	6,800	373
FHLMC Multifamily Structured Pass Through Certificates, Ser K095, Cl XAM, IO
1.374%, 06/25/2029(B)	700	41
FHLMC Multifamily Structured Pass Through Certificates, Ser K101, Cl X1, IO
0.946%, 10/25/2029(B)	1,682	66
FHLMC Multifamily Structured Pass Through Certificates, Ser K106, Cl X1, IO
1.440%, 01/25/2030(B)	3,302	214
FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Cl X1, IO
1.131%, 10/25/2030(B)	5,459	293
FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Cl X1, IO
0.611%, 03/25/2031(B)	17,648	512

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K133, Cl X1, IO
0.444%, 09/25/2031(B)	$15,633	$345
FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Cl X1, IO
0.495%, 12/25/2031(B)	7,977	179
FHLMC Multifamily Structured Pass Through Certificates, Ser K142, Cl X1, IO
0.403%, 03/25/2032(B)	6,795	141
FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Cl X1, IO
0.450%, 04/25/2055(B)	6,991	169
FHLMC Multifamily Structured Pass Through Certificates, Ser K145, Cl X1, IO
0.430%, 06/25/2055(B)	7,487	173
FHLMC Multifamily Structured Pass Through Certificates, Ser K147, Cl X1, IO
0.488%, 06/25/2032(B)	9,984	268
FHLMC Multifamily Structured Pass Through Certificates, Ser K149, Cl X1, IO
0.403%, 08/25/2032(B)	10,979	234
FHLMC Multifamily Structured Pass Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033(B)	4,400	3,995
FHLMC Multifamily Structured Pass Through Certificates, Ser K726, Cl X1, IO
1.048%, 04/25/2024(B)	7,906	13
FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Cl X1, IO
1.409%, 07/25/2026(B)	957	25
FHLMC Multifamily Structured Pass Through Certificates, Ser K737, Cl X1, IO
0.745%, 10/25/2026(B)	8,255	115
FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Cl X1, IO
0.652%, 12/25/2027(B)	2,984	56
FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Cl X1, IO
0.866%, 03/25/2028(B)	6,176	135
FHLMC Multifamily Structured Pass Through Certificates, Ser K750, Cl A2
3.000%, 09/25/2029	100	91
FHLMC Multifamily Structured Pass Through Certificates, Ser KC05, Cl X1, IO
1.364%, 06/25/2027(B)	1,446	34
FHLMC Multifamily Structured Pass Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	992
FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Cl A2
2.091%, 11/25/2031(B)	1,395	1,132

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	$1,825	$1,725
FHLMC Reference REMIC CMO, Ser 2006-R006, Cl ZA
6.000%, 04/15/2036	492	504
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	5	5
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	41	41
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	15	15
FHLMC REMIC CMO, Ser 2003-2671, Cl S
4.788%, 09/15/2033(B)	21	21
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	43	40
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	99	98
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	443	454
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037(A)	2	2
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
0.592%, 05/15/2038(B)	31	2
FHLMC REMIC CMO, Ser 2009-3546, Cl A
5.004%, 02/15/2039(B)	30	30
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
0.792%, 01/15/2040(B)	46	4
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
0.512%, 05/15/2041(B)	265	14
FHLMC REMIC CMO, Ser 2011-3924, Cl NC
4.000%, 09/15/2041	1,091	1,027
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	209	191
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
1.172%, 04/15/2042(B)	24	2
FHLMC REMIC CMO, Ser 2012-4047, Cl CX
3.500%, 05/15/2042	2,071	1,826
FHLMC REMIC CMO, Ser 2012-4091, Cl BX
3.250%, 10/15/2041	1,113	1,003
FHLMC REMIC CMO, Ser 2012-4091, Cl EX
3.375%, 07/15/2042	718	647
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	860	802
FHLMC REMIC CMO, Ser 2012-4117, Cl HB
2.500%, 10/15/2042	709	591
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	183	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2012-4122, Cl FP
5.839%, SOFR30A + 0.514%, 10/15/2042(B)	$828	$795
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	1,943	1,824
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	137	22
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	550	452
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	509	389
FHLMC REMIC CMO, Ser 2013-4240, Cl FA
5.939%, SOFR30A + 0.614%, 08/15/2043(B)	2,105	2,023
FHLMC REMIC CMO, Ser 2013-4248, Cl FT
5.939%, SOFR30A + 0.614%, 09/15/2043(B)	722	697
FHLMC REMIC CMO, Ser 2013-4286, Cl VF
5.889%, SOFR30A + 0.564%, 12/15/2043(B)	1,536	1,479
FHLMC REMIC CMO, Ser 2015-4446, Cl CP
2.250%, 03/15/2045	980	834
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039(C)	76	76
FHLMC REMIC CMO, Ser 2016-4582, Cl HA
3.000%, 09/15/2045	3,596	3,256
FHLMC REMIC CMO, Ser 2016-4614, Cl FG
5.939%, SOFR30A + 0.614%, 09/15/2046(B)	833	798
FHLMC REMIC CMO, Ser 2016-4628, Cl KF
5.939%, SOFR30A + 0.614%, 01/15/2055(B)	1,017	961
FHLMC REMIC CMO, Ser 2016-4631, Cl FA
5.939%, SOFR30A + 0.614%, 11/15/2046(B)	1,377	1,318
FHLMC REMIC CMO, Ser 2017-4719, Cl LM
3.000%, 09/15/2047	813	707
FHLMC REMIC CMO, Ser 2017-4719, Cl LA
3.500%, 09/15/2047	1,034	932
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	1,244	1,092
FHLMC REMIC CMO, Ser 2018-4793, Cl FD
5.739%, SOFR30A + 0.414%, 06/15/2048(B)	320	304
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	270	231
FHLMC REMIC CMO, Ser 2018-4826, Cl KF
5.739%, SOFR30A + 0.414%, 09/15/2048(B)	673	640
FHLMC REMIC CMO, Ser 2018-4857, Cl JA
3.350%, 01/15/2049	3,304	3,058
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	122	106

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	$1,104	$973
FHLMC REMIC CMO, Ser 2019-4903, Cl NF
5.843%, SOFR30A + 0.514%, 08/25/2049(B)	638	611
FHLMC REMIC CMO, Ser 2019-4927, Cl BG
3.000%, 11/25/2049	1,405	1,226
FHLMC REMIC CMO, Ser 2019-4937, Cl MD
2.500%, 10/25/2049	1,403	1,197
FHLMC REMIC CMO, Ser 2019-4941, Cl GA
2.000%, 12/15/2047	802	649
FHLMC REMIC CMO, Ser 2020-4957, Cl MY
3.000%, 02/25/2050	790	625
FHLMC REMIC CMO, Ser 2020-4979, Cl UC
1.500%, 06/25/2050	2,573	2,013
FHLMC REMIC CMO, Ser 2020-4990, Cl FN
5.793%, SOFR30A + 0.464%, 05/25/2050(B)	1,751	1,663
FHLMC REMIC CMO, Ser 2020-4991, Cl QV
2.000%, 09/25/2045	465	364
FHLMC REMIC CMO, Ser 2020-4993, Cl KF
5.893%, SOFR30A + 0.564%, 07/25/2050(B)	5,916	5,639
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	1,705	276
FHLMC REMIC CMO, Ser 2020-5004, Cl FM
5.793%, SOFR30A + 0.464%, 08/25/2050(B)	1,265	1,198
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	527	79
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	1,093	167
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	6,240	1,114
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	559	88
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	818	107
FHLMC REMIC CMO, Ser 2020-5020, Cl ET
3.500%, 10/25/2050	1,137	1,006
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	350	60
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	1,489	233

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	$516	$74
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	5,547	1,123
FHLMC REMIC CMO, Ser 2021-5085, Cl NI, IO
2.000%, 03/25/2051	1,267	154
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	2,226	1,742
FHLMC REMIC CMO, Ser 2021-5092, Cl HE
2.000%, 02/25/2051	1,374	1,110
FHLMC REMIC CMO, Ser 2021-5092, Cl AP
2.000%, 04/25/2041	706	594
FHLMC REMIC CMO, Ser 2021-5116, Cl PB
2.250%, 02/25/2051	1,461	1,202
FHLMC REMIC CMO, Ser 2021-5118, Cl CA
1.500%, 10/15/2033	1,215	1,040
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	1,251	963
FHLMC REMIC CMO, Ser 2021-5119, Cl QF
5.528%, SOFR30A + 0.200%, 06/25/2051(B)	1,808	1,688
FHLMC REMIC CMO, Ser 2021-5140, Cl NI, IO
2.500%, 05/25/2049	1,569	220
FHLMC REMIC CMO, Ser 2021-5143, Cl GA
2.000%, 06/25/2049	901	717
FHLMC REMIC CMO, Ser 2021-5156, Cl DC
2.000%, 09/25/2051	1,544	1,274
FHLMC REMIC CMO, Ser 2021-5159, Cl UA
2.500%, 12/25/2048	1,515	1,286
FHLMC REMIC CMO, Ser 2021-5173, Cl LI, IO
2.500%, 05/25/2050	712	–
FHLMC REMIC CMO, Ser 2021-5178, Cl TP
2.500%, 04/25/2049	2,030	1,712
FHLMC REMIC CMO, Ser 2021-5182, Cl M
2.500%, 05/25/2049	1,241	1,047
FHLMC REMIC CMO, Ser 2021-5182, Cl D
2.500%, 11/25/2043	5,962	5,285
FHLMC REMIC CMO, Ser 2021-5184, Cl AB
2.500%, 05/25/2048	875	748
FHLMC REMIC CMO, Ser 2022-5194, Cl G
2.500%, 01/25/2051	1,725	1,367
FHLMC REMIC CMO, Ser 2022-5200, Cl KQ
3.000%, 09/25/2049	158	140
FHLMC REMIC CMO, Ser 2022-5201, Cl CA
2.500%, 07/25/2048	1,842	1,587
FHLMC REMIC CMO, Ser 2022-5202, Cl IN, IO
3.000%, 01/25/2047	738	97

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2022-5202, Cl LA
2.500%, 05/25/2049	$1,835	$1,550
FHLMC REMIC CMO, Ser 2022-5202, Cl BH
2.000%, 12/25/2047	959	843
FHLMC REMIC CMO, Ser 2022-5203, Cl G
2.500%, 11/25/2048	816	699
FHLMC REMIC CMO, Ser 2022-5206, Cl CD
3.500%, 05/25/2049	1,721	1,518
FHLMC REMIC CMO, Ser 2022-5207, Cl PA
3.000%, 06/25/2051	1,880	1,631
FHLMC REMIC CMO, Ser 2022-5209, Cl EJ
3.000%, 08/25/2050	1,424	1,250
FHLMC REMIC CMO, Ser 2022-5209, Cl EA
3.000%, 08/25/2050	1,424	1,250
FHLMC REMIC CMO, Ser 2022-5210, Cl DC
3.000%, 09/25/2051	1,343	1,207
FHLMC REMIC CMO, Ser 2022-5217, Cl CD
2.500%, 07/25/2049	1,535	1,375
FHLMC REMIC CMO, Ser 2022-5220, Cl QK
3.500%, 09/25/2050	2,778	2,565
FHLMC REMIC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	2,000	1,745
FHLMC REMIC CMO, Ser 2022-5228, Cl TN
3.500%, 07/25/2039	943	875
FHLMC REMIC CMO, Ser 2022-5274, Cl IO, IO
2.500%, 01/25/2051	1,311	208
FHLMC REMIC CMO, Ser 2023-5300, Cl C
2.000%, 09/25/2047	2,407	2,173
FHLMC REMIC CMO, Ser 2023-5335, Cl FB
6.139%, SOFR30A + 0.814%, 10/15/2039(B)	2,414	2,402
FHLMC REMIC CMO, Ser 2023-5338, Cl FH
5.739%, SOFR30A + 0.414%, 04/15/2045(B)	2,277	2,179
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1B
7.728%, SOFR30A + 2.400%, 02/25/2042(B)(D)	1,010	1,018
FHLMC STACR REMIC Trust, Ser 2022-DNA3, Cl M1B
8.228%, SOFR30A + 2.900%, 04/25/2042(B)(D)	2,850	2,911
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	1,521	1,357
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	754	678
FHLMC STRIPS CMO, Ser 2012-271, Cl F5
5.939%, SOFR30A + 0.614%, 08/15/2042(B)	705	678
FHLMC STRIPS CMO, Ser 2012-272, Cl F1
5.939%, SOFR30A + 0.614%, 08/15/2042(B)	1,130	1,087

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STRIPS CMO, Ser 2012-280, Cl F1
5.939%, SOFR30A + 0.614%, 09/15/2042(B)	$1,141	$1,098
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
0.562%, 12/15/2046(B)	437	40
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	2,131	1,871
FNMA
8.000%, 01/01/2030 to 06/01/2031	11	11
7.500%, 02/01/2031 to 11/01/2038	66	68
7.000%, 09/01/2026 to 02/01/2039	417	434
6.500%, 05/01/2027 to 11/01/2053	13,654	13,892
6.000%, 02/01/2032 to 10/01/2053	13,635	13,747
5.800%, 10/01/2033	100	103
5.500%, 10/01/2033 to 10/01/2053	24,111	23,902
5.490%, 10/01/2033	100	102
5.430%, 11/01/2028	100	102
5.350%, 07/01/2033	100	102
5.340%, 09/01/2028	200	204
5.180%, 11/01/2032	200	202
5.100%, 12/01/2033	400	394
5.050%, 10/01/2028	700	704
5.000%, 05/01/2034 to 07/01/2053	18,479	17,970
4.880%, 09/01/2028	200	200
4.870%, 03/01/2033	100	99
4.840%, 10/01/2032	198	195
4.820%, 07/01/2033	100	98
4.720%, 05/01/2033	200	195
4.690%, 01/01/2033	100	98
4.680%, 07/01/2033	100	97
4.580%, 01/01/2033	100	97
4.500%, 04/01/2025 to 01/01/2059	38,332	36,439
4.420%, 04/01/2033	99	95
4.270%, 10/01/2032	197	187
4.200%, 01/01/2029	1,665	1,603
4.185%, 07/01/2032	100	94
4.130%, 07/01/2032	100	94
4.060%, 07/01/2032	498	459
4.000%, 01/01/2027 to 06/01/2057	94,888	88,754
3.900%, 08/01/2032	200	181
3.890%, 07/01/2032	1,600	1,449
3.880%, 07/01/2032	98	91
3.860%, 07/01/2032	98	91
3.850%, 08/01/2032	300	271
3.840%, 07/01/2032	200	184
3.830%, 07/01/2032	200	184
3.730%, 06/01/2032	99	91
3.670%, 06/01/2032	98	90
3.560%, 07/01/2032	200	180
3.520%, 06/01/2032	100	90
3.500%, 07/01/2031 to 06/01/2052	122,336	110,093
3.345%, 06/01/2032	200	177

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.310%, 03/01/2028	$1,885	$1,769
3.020%, 05/01/2026	1,265	1,197
3.000%, 05/01/2029 to 07/01/2060	285,502	247,660
2.930%, 06/01/2030	168	150
2.810%, 04/01/2025	250	241
2.625%, 09/06/2024	510	500
2.500%, 03/01/2035 to 09/01/2061	166,645	137,428
2.455%, 04/01/2040	3,020	2,069
2.150%, 02/01/2032(B)	517	422
2.000%, 05/01/2036 to 04/01/2052	366,941	294,129
1.900%, 01/25/2036	3,503	2,428
1.850%, 09/01/2035	1,081	896
1.520%, 08/21/2035	3,816	2,568
1.500%, 04/01/2041 to 07/01/2051	27,427	20,772
0.000%, 11/15/2030(A)	8,487	6,098
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.217%, 01/25/2024(B)	1,717	–
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.156%, 01/25/2025(B)	55,987	33
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	117	103
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027(B)	158	149
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	535
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	430	403
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	317	292
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	546	506
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	168	141
FNMA ARM
6.993%, RFUCCT1Y + 1.583%, 10/01/2043(B)	362	369
6.953%, RFUCCT1Y + 1.560%, 03/01/2043(B)	26	25
6.944%, RFUCCT1Y + 1.664%, 01/01/2043(B)	102	105
6.729%, RFUCCT1Y + 1.560%, 06/01/2043(B)	111	113
4.997%, RFUCCT1Y + 1.578%, 06/01/2045(B)	447	453
4.884%, RFUCCT1Y + 1.560%, 12/01/2035(B)	8	8
4.752%, RFUCCT1Y + 1.582%, 01/01/2046(B)	1,134	1,149
4.649%, SOFR30A + 2.130%, 08/01/2052(B)	2,255	2,186
4.631%, SOFR30A + 2.123%, 08/01/2052(B)	2,189	2,095

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.620%, SOFR30A + 2.125%, 08/01/2052(B)	$2,854	$2,764
4.487%, SOFR30A + 2.120%, 11/01/2052(B)	1,010	984
4.346%, SOFR30A + 2.125%, 07/01/2052(B)	2,499	2,400
4.303%, SOFR30A + 2.126%, 08/01/2052(B)	2,641	2,532
4.223%, SOFR30A + 2.127%, 11/01/2052(B)	1,678	1,622
4.219%, SOFR30A + 2.370%, 09/01/2052(B)	657	628
4.148%, SOFR30A + 2.132%, 10/01/2052(B)	4,859	4,688
4.144%, SOFR30A + 2.120%, 07/01/2052(B)	2,062	1,936
4.126%, SOFR30A + 2.120%, 09/01/2052(B)	1,969	1,900
3.961%, SOFR30A + 2.120%, 08/01/2052(B)	579	541
3.679%, SOFR30A + 2.370%, 08/01/2052(B)	1,463	1,374
3.042%, RFUCCT1Y + 1.603%, 03/01/2050(B)	2,400	2,367
2.760%, RFUCCT1Y + 1.606%, 06/01/2050(B)	984	905
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	68	8
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	96	14
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	255	39
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	306	55
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	231	8
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	304	56
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	261	7
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,030	908
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	1,469	1,351

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	$2,872	$533
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	1	1
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	2	2
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	21	21
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	39	37
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	8	8
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034(B)	4	4
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	176	179
FNMA REMIC CMO, Ser 2005-74, Cl CS
5.053%, 05/25/2035(B)	12	12
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
1.307%, 11/25/2036(B)	109	6
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
1.757%, 01/25/2037(B)	184	16
FNMA REMIC CMO, Ser 2006-33, Cl LS
5.658%, 05/25/2036(B)	29	32
FNMA REMIC CMO, Ser 2006-46, Cl SW
4.244%, 06/25/2036(B)	22	23
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
1.207%, 03/25/2036(B)	21	1
FNMA REMIC CMO, Ser 2007-64, Cl FA
5.913%, SOFR30A + 0.584%, 07/25/2037(B)	4	4
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.257%, 07/25/2037(B)	72	7
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	6	6
FNMA REMIC CMO, Ser 2009-103, Cl MB
5.266%, 12/25/2039(B)	36	37
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037(A)	343	294
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	788	768
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
1.037%, 04/25/2040(B)	295	29
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.833%, 02/25/2051(B)	33	32
FNMA REMIC CMO, Ser 2011-75, Cl FA
5.993%, SOFR30A + 0.664%, 08/25/2041(B)	23	23
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
1.107%, 10/25/2041(B)	594	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-111, Cl FC
5.843%, SOFR30A + 0.514%, 10/25/2042(B)	$896	$865
FNMA REMIC CMO, Ser 2012-118, Cl VZ
3.000%, 11/25/2042	779	686
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
0.707%, 12/25/2042(B)	341	33
FNMA REMIC CMO, Ser 2012-133, Cl JF
5.793%, SOFR30A + 0.464%, 12/25/2042(B)	958	917
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
0.707%, 12/25/2042(B)	142	15
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	598	489
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	2	2
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
1.057%, 04/25/2042(B)	203	22
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	221	226
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042(A)	17	15
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
1.207%, 03/25/2042(B)	249	15
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
1.157%, 07/25/2042(B)	74	8
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042(A)	34	30
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043(A)	532	394
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043(A)	1,132	833
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	1,932	1,691
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
0.507%, 12/25/2043(B)	264	25
FNMA REMIC CMO, Ser 2013-15, Cl FA
5.793%, SOFR30A + 0.464%, 03/25/2043(B)	1,161	1,111
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	20	1
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	681	563
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
0.707%, 06/25/2043(B)	153	16
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	598	602
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	518	541
FNMA REMIC CMO, Ser 2014-25, Cl EL
3.000%, 05/25/2044	1,085	946

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2014-74, Cl PC
2.500%, 06/25/2044	$870	$787
FNMA REMIC CMO, Ser 2015-20, Cl EF
5.793%, SOFR30A + 0.464%, 04/25/2045(B)	2,695	2,568
FNMA REMIC CMO, Ser 2015-26, Cl GF
5.743%, SOFR30A + 0.414%, 05/25/2045(B)	1,697	1,622
FNMA REMIC CMO, Ser 2015-32, Cl FA
5.743%, SOFR30A + 0.414%, 05/25/2045(B)	1,034	982
FNMA REMIC CMO, Ser 2015-39, Cl LZ
3.000%, 06/25/2045	44	38
FNMA REMIC CMO, Ser 2015-48, Cl FB
5.743%, SOFR30A + 0.414%, 07/25/2045(B)	1,268	1,206
FNMA REMIC CMO, Ser 2015-65, Cl CZ
3.500%, 09/25/2045	534	436
FNMA REMIC CMO, Ser 2015-8, Cl AP
2.000%, 03/25/2045	1,938	1,645
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	2,255	2,020
FNMA REMIC CMO, Ser 2016-19, Cl FD
5.843%, SOFR30A + 0.514%, 04/25/2046(B)	3,584	3,505
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	66	65
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	2,269	2,032
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	3,606	2,903
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	734	654
FNMA REMIC CMO, Ser 2017-30, Cl FA
5.793%, SOFR30A + 0.464%, 05/25/2047(B)	610	583
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
0.657%, 10/25/2057(B)	1,063	111
FNMA REMIC CMO, Ser 2017-78, Cl FC
5.793%, SOFR30A + 0.464%, 10/25/2047(B)	1,208	1,151
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
0.757%, 11/25/2047(B)	333	28
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	1,396	1,279
FNMA REMIC CMO, Ser 2018-38, Cl MA
3.300%, 06/25/2048	1,613	1,486
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	602	563
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,054	912
FNMA REMIC CMO, Ser 2018-55, Cl GA
3.375%, 08/25/2048	1,205	1,113

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2018-64, Cl A
3.000%, 09/25/2048	$1,051	$895
FNMA REMIC CMO, Ser 2018-74, Cl AB
3.500%, 10/25/2048	262	230
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	712	619
FNMA REMIC CMO, Ser 2018-85, Cl EA
3.500%, 12/25/2048	906	837
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	91	86
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	653	574
FNMA REMIC CMO, Ser 2019-15, Cl FA
5.943%, SOFR30A + 0.614%, 04/25/2049(B)	648	623
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	1,481	1,318
FNMA REMIC CMO, Ser 2019-41, Cl FG
5.943%, SOFR30A + 0.614%, 08/25/2059(B)	1,504	1,427
FNMA REMIC CMO, Ser 2019-43, Cl FC
5.843%, SOFR30A + 0.514%, 08/25/2049(B)	1,284	1,228
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	400	342
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	129	110
FNMA REMIC CMO, Ser 2019-67, Cl FB
5.893%, SOFR30A + 0.564%, 11/25/2049(B)	644	616
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.943%, SOFR30A + 0.614%, 01/25/2050(B)	1,850	1,777
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	1,449	228
FNMA REMIC CMO, Ser 2020-34, Cl F
5.893%, SOFR30A + 0.564%, 06/25/2050(B)	890	851
FNMA REMIC CMO, Ser 2020-37, Cl DA
1.500%, 06/25/2050	650	552
FNMA REMIC CMO, Ser 2020-45, Cl JL
3.000%, 07/25/2040	2,100	1,847
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	749	401
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	920	733
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	2,778	2,265
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	610	94
FNMA REMIC CMO, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	1,600	1,204

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2020-57, Cl TA
2.000%, 04/25/2050	$1,781	$1,487
FNMA REMIC CMO, Ser 2020-59, Cl NC
3.000%, 08/25/2040	1,318	1,170
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	1,965	382
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	2,421	455
FNMA REMIC CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	4,304	769
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	3,608	680
FNMA REMIC CMO, Ser 2020-73, Cl KI, IO
3.000%, 10/25/2050	611	100
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	373	60
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	2,283	350
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	2,338	308
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	1,588	260
FNMA REMIC CMO, Ser 2021-22, Cl MN
2.750%, 10/25/2050	1,459	1,232
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	3,969	3,109
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,245	334
FNMA REMIC CMO, Ser 2021-33, Cl AV
2.500%, 03/25/2048	577	411
FNMA REMIC CMO, Ser 2021-33, Cl AI, IO
2.500%, 05/25/2047	1,885	248
FNMA REMIC CMO, Ser 2021-4, Cl GI, IO
3.000%, 02/25/2051	666	–
FNMA REMIC CMO, Ser 2021-42, Cl AC
2.000%, 02/25/2051	1,184	970
FNMA REMIC CMO, Ser 2021-42, Cl DC
2.000%, 11/25/2050	2,778	2,253
FNMA REMIC CMO, Ser 2021-43, Cl IO, IO
2.500%, 06/25/2051	2,953	440
FNMA REMIC CMO, Ser 2021-44, Cl MI, IO
2.500%, 07/25/2051	910	153
FNMA REMIC CMO, Ser 2021-52, Cl CI, IO
2.500%, 12/25/2047	847	115
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	1,495	210
FNMA REMIC CMO, Ser 2021-65, Cl JA
2.000%, 01/25/2046	514	437
FNMA REMIC CMO, Ser 2021-73, Cl A
2.500%, 11/25/2049	1,536	1,286
FNMA REMIC CMO, Ser 2021-73, Cl DJ
2.000%, 03/25/2049	1,543	1,205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2021-76, Cl KB
1.250%, 11/25/2051	$693	$548
FNMA REMIC CMO, Ser 2021-78, Cl ND
1.500%, 11/25/2051	2,254	1,777
FNMA REMIC CMO, Ser 2021-78, Cl PA
2.500%, 11/25/2051	1,367	1,145
FNMA REMIC CMO, Ser 2021-86, Cl MA
2.500%, 11/25/2047	2,541	2,207
FNMA REMIC CMO, Ser 2021-89, Cl AI, IO
2.500%, 04/25/2048	816	–
FNMA REMIC CMO, Ser 2021-91, Cl AB
2.500%, 09/25/2049	1,492	1,255
FNMA REMIC CMO, Ser 2021-95, Cl MA
2.500%, 04/25/2050	1,813	1,507
FNMA REMIC CMO, Ser 2021-96, Cl AH
2.500%, 03/25/2049	1,627	1,360
FNMA REMIC CMO, Ser 2022-11, Cl D
3.000%, 01/25/2050	1,598	1,401
FNMA REMIC CMO, Ser 2022-11, Cl A
2.500%, 07/25/2047	3,915	3,426
FNMA REMIC CMO, Ser 2022-18, Cl DL
3.250%, 07/25/2046	2,080	1,876
FNMA REMIC CMO, Ser 2022-28, Cl CA
2.000%, 01/25/2048	1,529	1,336
FNMA REMIC CMO, Ser 2022-3, Cl N
2.000%, 10/25/2047	4,401	3,685
FNMA REMIC CMO, Ser 2022-4, Cl MH
3.000%, 09/25/2048	1,676	1,491
FNMA REMIC CMO, Ser 2022-57, Cl BC
4.000%, 09/25/2052	176	164
FNMA REMIC CMO, Ser 2022-86, Cl IO, IO
2.500%, 05/25/2050	1,513	208
FNMA REMIC CMO, Ser 2022-9, Cl DJ
3.250%, 03/25/2049	1,147	1,010
FNMA REMIC CMO, Ser 2023-37, Cl FG
5.743%, SOFR30A + 0.414%, 08/25/2050(B)	3,989	3,802
FNMA REMIC CMO, Ser 2023-37, Cl FH
5.843%, SOFR30A + 0.514%, 01/25/2050(B)	2,540	2,436
FNMA REMIC CMO, Ser 2023-38, Cl FC
5.993%, SOFR30A + 0.664%, 06/25/2040(B)	1,643	1,608
FNMA TBA
7.000%, 01/15/2054	22,100	22,653
6.500%, 12/15/2053 to 01/15/2054	20,900	21,230
6.000%, 01/01/2038 to 12/15/2053	74,405	74,604
5.500%, 12/15/2053 to 01/15/2054	102,108	100,610
5.000%, 12/15/2053 to 01/15/2054	85,876	82,643
4.500%, 12/15/2053	26,006	24,349
4.000%, 12/14/2039	33,489	30,401
3.500%, 12/01/2040	34,630	30,363

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.000%, 12/12/2042	$71,047	$59,874
2.500%, 12/01/2027 to 12/01/2042	26,370	22,010
2.000%, 12/15/2053 to 12/18/2172	49,198	38,740
GNMA
7.000%, 04/15/2026 to 10/15/2032	274	276
6.500%, 01/15/2024 to 07/15/2035	555	571
6.000%, 09/15/2028 to 07/20/2053	9,987	10,132
5.500%, 11/20/2052 to 08/20/2053	9,888	9,829
5.000%, 10/15/2039 to 07/20/2053	20,271	19,799
4.700%, 09/20/2061(B)	125	122
4.500%, 01/20/2040 to 09/20/2052	19,622	18,771
4.374%, 01/20/2069(B)	8	8
4.000%, 10/20/2044 to 04/20/2053	23,195	21,609
3.500%, 06/20/2044 to 02/20/2053	27,695	24,995
3.000%, 09/15/2042 to 04/20/2053	54,818	47,661
2.500%, 12/20/2037 to 09/20/2052	29,091	24,430
2.000%, 09/20/2050 to 03/20/2051	7,613	6,123
GNMA ARM
6.830%, H15T1Y + 1.440%, 01/20/2060(B)	154	154
3.625%, H15T1Y + 1.500%, 07/20/2034(B)	3	3
GNMA CMO, Ser 2005-7, Cl JM
4.743%, 05/18/2034(B)	–	–
GNMA CMO, Ser 2006-16, Cl GS, IO
1.545%, 04/20/2036(B)	207	22
GNMA CMO, Ser 2007-78, Cl SA, IO
1.086%, 12/16/2037(B)	1,431	54
GNMA CMO, Ser 2009-106, Cl KS, IO
0.955%, 11/20/2039(B)	1,425	95
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	862	864
GNMA CMO, Ser 2009-66, Cl XS, IO
1.356%, 07/16/2039(B)	7	–
GNMA CMO, Ser 2009-8, Cl PS, IO
0.856%, 08/16/2038(B)	3	–
GNMA CMO, Ser 2010-163, Cl NC
4.000%, 12/20/2040	1,283	1,234
GNMA CMO, Ser 2010-4, Cl NS, IO
0.946%, 01/16/2040(B)	2,149	177
GNMA CMO, Ser 2010-4, Cl SL, IO
0.956%, 01/16/2040(B)	45	4
GNMA CMO, Ser 2010-85, Cl HS, IO
1.205%, 01/20/2040(B)	13	–
GNMA CMO, Ser 2010-H10, Cl FC
6.441%, TSFR1M + 1.114%, 05/20/2060(B)	684	685
GNMA CMO, Ser 2010-H26, Cl LF
5.789%, TSFR1M + 0.464%, 08/20/2058(B)	927	921
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	24	4

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2011-H09, Cl AF
5.939%, TSFR1M + 0.614%, 03/20/2061(B)	$231	$231
GNMA CMO, Ser 2012-124, Cl AS, IO
0.756%, 10/16/2042(B)	295	28
GNMA CMO, Ser 2012-141, Cl WA
4.513%, 11/16/2041(B)	271	257
GNMA CMO, Ser 2012-98, Cl SA, IO
0.656%, 08/16/2042(B)	233	22
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.348%, 03/20/2062(B)	354	24
GNMA CMO, Ser 2013-152, Cl HA
2.500%, 06/20/2043	1,395	1,238
GNMA CMO, Ser 2013-H01, Cl TA
4.694%, TSFR1M + 0.614%, 01/20/2063(B)	4	4
GNMA CMO, Ser 2013-H01, Cl JA
5.759%, TSFR1M + 0.434%, 01/20/2063(B)	128	127
GNMA CMO, Ser 2014-181, Cl L
3.000%, 12/20/2044	856	742
GNMA CMO, Ser 2014-H04, Cl FB
6.089%, TSFR1M + 0.764%, 02/20/2064(B)	515	514
GNMA CMO, Ser 2015-144, Cl CA
2.500%, 10/20/2045	1,454	1,227
GNMA CMO, Ser 2015-161, Cl GF
5.746%, TSFR1M + 0.414%, 11/20/2045(B)	782	747
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	170	32
GNMA CMO, Ser 2016-135, Cl SB, IO
0.656%, 10/16/2046(B)	677	87
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	86	17
GNMA CMO, Ser 2016-93, Cl AB
1.750%, 07/20/2044	1,564	1,206
GNMA CMO, Ser 2017-139, Cl GA
3.000%, 09/20/2047	3,234	2,845
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	695	621
GNMA CMO, Ser 2018-168, Cl PA
4.000%, 08/20/2048	172	159
GNMA CMO, Ser 2018-65, Cl DC
3.500%, 05/20/2048	1,042	909
GNMA CMO, Ser 2018-H06, Cl PF
5.739%, TSFR1M + 0.414%, 02/20/2068(B)	235	232
GNMA CMO, Ser 2018-H07, Cl FD
5.739%, TSFR1M + 0.414%, 05/20/2068(B)	474	473
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	771	689

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-18, Cl TP
3.500%, 02/20/2049	$91	$81
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	60	53
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	268	230
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	964	130
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	280	36
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	442	60
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	377	51
GNMA CMO, Ser 2020-133, Cl GA
1.000%, 09/20/2050	1,671	1,376
GNMA CMO, Ser 2020-138, Cl LE
1.500%, 09/20/2050	3,781	2,885
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	459	65
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,459	196
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	315	43
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	6,359	828
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	3,125	337
GNMA CMO, Ser 2020-187, Cl MI, IO
3.000%, 12/20/2050	722	–
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	276	46
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	733	124
GNMA CMO, Ser 2020-H09, Cl NF
6.689%, TSFR1M + 1.364%, 04/20/2070(B)	207	209
GNMA CMO, Ser 2020-H09, Cl FL
6.589%, TSFR1M + 1.264%, 05/20/2070(B)	862	855
GNMA CMO, Ser 2020-H12, Cl F
5.939%, TSFR1M + 0.614%, 07/20/2070(B)	98	95
GNMA CMO, Ser 2020-H13, Cl FA
5.889%, TSFR1M + 0.564%, 07/20/2070(B)	563	544
GNMA CMO, Ser 2020-H20, Cl FA
5.789%, TSFR1M + 0.464%, 04/20/2070(B)	170	164
GNMA CMO, Ser 2021-115, Cl MI, IO
2.500%, 05/20/2051	465	48

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2021-188, Cl PA
2.000%, 10/20/2051	$70	$57
GNMA CMO, Ser 2021-223, Cl P
2.000%, 06/20/2051	1,953	1,642
GNMA CMO, Ser 2021-227, Cl E
2.500%, 07/20/2050	6,270	5,265
GNMA CMO, Ser 2021-26, Cl AI, IO
2.000%, 02/20/2051	918	–
GNMA CMO, Ser 2021-27, Cl Q
5.000%, 02/20/2051	1,145	1,074
GNMA CMO, Ser 2021-27, Cl CW
5.001%, 02/20/2051(B)	812	773
GNMA CMO, Ser 2021-27, Cl NT
5.000%, 02/20/2051	1,295	1,211
GNMA CMO, Ser 2021-27, Cl BD
5.000%, 02/20/2051	1,147	1,107
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	998	177
GNMA CMO, Ser 2021-29, Cl AG
5.000%, 02/20/2051	148	142
GNMA CMO, Ser 2021-77, Cl LC
1.250%, 07/20/2050	120	92
GNMA CMO, Ser 2021-8, Cl AQ
5.000%, 01/20/2051	147	145
GNMA CMO, Ser 2021-8, Cl CY
5.000%, 01/20/2051	578	561
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	2,211	300
GNMA CMO, Ser 2022-107, Cl C
2.500%, 06/20/2051	5,297	4,322
GNMA CMO, Ser 2022-153, Cl KA
4.000%, 12/20/2049	1,436	1,362
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	1,592	1,283
GNMA CMO, Ser 2022-191, Cl B
4.000%, 06/20/2041	6,076	5,485
GNMA CMO, Ser 2022-191, Cl BY
4.000%, 08/20/2041	6,632	5,996
GNMA CMO, Ser 2022-197, Cl LF
6.025%, SOFR30A + 0.700%, 11/20/2052(B)	4,798	4,693
GNMA CMO, Ser 2022-205, Cl A
2.000%, 09/20/2051	1,964	1,484
GNMA CMO, Ser 2022-31, Cl GH
2.500%, 12/20/2049	3,453	2,958
GNMA CMO, Ser 2022-34, Cl DN
3.500%, 09/20/2041	2,654	2,414
GNMA CMO, Ser 2022-5, Cl BA
2.000%, 10/20/2049	6,368	5,289
GNMA CMO, Ser 2022-50, Cl DC
2.500%, 08/20/2051	1,608	1,362

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2022-66, Cl CG
3.500%, 04/20/2052	$3,036	$2,800
GNMA CMO, Ser 2022-84, Cl A
2.500%, 01/20/2052	11,714	9,572
GNMA CMO, Ser 2022-99, Cl JW
2.500%, 01/20/2052	400	308
GNMA TBA
6.500%, 01/15/2024 to 12/15/2053	17,500	17,794
6.000%, 01/01/2038	10,200	10,271
5.500%, 01/01/2038 to 12/15/2053	23,425	23,251
5.000%, 12/01/2039	29,738	28,885
4.500%, 12/15/2039	28,950	27,377
4.000%, 12/01/2039	100	92
3.500%, 12/15/2041	19,900	17,787
2.500%, 12/15/2053	33,309	27,803
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	1,456	1,053
GNMA, Ser 14, Cl AB
1.340%, 06/16/2063	1,155	844
GNMA, Ser 179, Cl IO, IO
0.612%, 09/16/2063(B)	15,000	–
GNMA, Ser 196, Cl BE
3.000%, 10/16/2064(B)	1,100	744
GNMA, Ser 2012-112, Cl IO, IO
0.111%, 02/16/2053(B)	1,851	4
GNMA, Ser 2012-142, Cl IO, IO
0.192%, 04/16/2054(B)	5,466	18
GNMA, Ser 2012-27, Cl IO, IO
0.230%, 04/16/2053(B)	2,507	6
GNMA, Ser 2013-107, Cl AD
2.837%, 11/16/2047(B)	332	288
GNMA, Ser 2013-163, Cl IO, IO
1.008%, 02/16/2046(B)	1,395	20
GNMA, Ser 2014-186, Cl IO, IO
0.372%, 08/16/2054(B)	1,787	19
GNMA, Ser 2014-47, Cl IA, IO
0.152%, 02/16/2048(B)	320	1
GNMA, Ser 2014-50, Cl IO, IO
0.628%, 09/16/2055(B)	1,688	42
GNMA, Ser 2016-128, Cl IO, IO
0.736%, 09/16/2056(B)	3,543	121
GNMA, Ser 2017-135, Cl AG
2.600%, 08/16/2058	574	476
GNMA, Ser 2017-145, Cl IO, IO
0.506%, 04/16/2057(B)	1,592	45
GNMA, Ser 2017-157, Cl IO, IO
0.504%, 12/16/2059(B)	915	31
GNMA, Ser 2017-190, Cl IO, IO
0.618%, 03/16/2060(B)	1,425	50
GNMA, Ser 2017-8, Cl IO, IO
0.448%, 08/16/2058(B)	1,214	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2020-109, Cl AI, IO
0.838%, 05/16/2060(B)	$2,172	$120
GNMA, Ser 2020-184, Cl IO, IO
0.913%, 11/16/2060(B)	2,804	169
GNMA, Ser 2020-41, Cl IO, IO
0.591%, 07/16/2058(B)	493	14
GNMA, Ser 2021-37, Cl IO, IO
0.805%, 01/16/2061(B)	2,844	165
GNMA, Ser 2021-60, Cl IO, IO
0.826%, 05/16/2063(B)	2,254	133
GNMA, Ser 2021-68, Cl IO, IO
0.871%, 10/16/2062(B)	2,701	163
GNMA, Ser 21, Cl AH
1.400%, 06/16/2063	2,172	1,595
GNMA, Ser 210, Cl IO, IO
0.696%, 07/16/2064(B)	1,485	94
GNMA, Ser 216, Cl IO, IO
0.750%, 07/16/2065(B)	1,490	95
GNMA, Ser 220, Cl E
3.000%, 10/16/2064(B)	900	604
GNMA, Ser 3, Cl B
1.850%, 02/16/2061	400	183
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(B)	1,546	76
GNMA, Ser 4, Cl Z
1.900%, 03/16/2064	207	86
GNMA, Ser 59, Cl IO, IO
0.571%, 02/16/2062(B)	3,399	164
GNMA, Ser 82, Cl Z
2.000%, 02/16/2064	1,340	689
GNMA, Ser 92, Cl IA, IO
0.611%, 06/16/2064(B)	4,000	247
GNMA, Ser 92, Cl AH
2.000%, 06/16/2064	4,500	3,297

		2,770,228
Non-Agency Mortgage-Backed Obligations — 5.8%
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
6.588%, TSFR1M + 1.264%, 04/15/2034(B)(D)	1,900	1,704
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
5.999%, TSFR1M + 0.674%, 06/25/2045(B)	87	86
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(B)(D)	400	363
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065(B)(D)	153	135

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust, Ser 2021-6, Cl A1
1.458%, 09/25/2066(B)(D)	$1,127	$873
Angel Oak Mortgage Trust, Ser 2021-7, Cl A3
2.337%, 10/25/2066(B)(D)	709	575
Angel Oak Mortgage Trust, Ser 2022-2, Cl A1
3.353%, 01/25/2067(B)(D)	8,678	7,644
Angel Oak Mortgage Trust, Ser 2022-3, Cl A1
4.000%, 01/25/2067(D)	3,221	2,895
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054(B)(D)	1,205	881
AREIT Trust, Ser 2022-CRE6, Cl A
6.575%, SOFR30A + 1.250%, 01/20/2037(B)(D)	1,833	1,792
AREIT Trust, Ser 2022-CRE7, Cl A
7.572%, TSFR1M + 2.242%, 06/17/2039(B)(D)	2,110	2,103
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038(B)(D)	2,640	2,369
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.508%, 11/25/2021(B)	6	4
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.280%, 04/25/2037(B)	36	31
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	5	5
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	27	26
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
4.007%, 04/20/2035(B)	442	384
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,130	1,040
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,077
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	328
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	685	588
BANK, Ser 2022-BNK40, Cl A4
3.507%, 03/15/2064(B)	1,240	1,060
BANK, Ser BNK42, Cl A5
4.493%, 06/15/2055(B)	1,705	1,571
BANK, Ser BNK43, Cl A5
4.399%, 08/15/2055	4,430	4,052

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bayview MSR Opportunity Master Fund Trust, Ser 2021-5, Cl A5
2.500%, 11/25/2051(B)(D)	$6,221	$5,253
BBCMS Mortgage Trust, Ser 2018-C2, Cl ASB
4.236%, 12/15/2051	486	472
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,091
BBCMS Mortgage Trust, Ser C18, Cl A5
5.710%, 12/15/2055(B)	1,760	1,769
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035(D)	1,105	1,022
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
3.855%, 05/25/2034(B)	10	9
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO
0.716%, 06/11/2041(B)(D)	1	–
Benchmark Mortgage Trust, Ser 2022-B33, Cl A5
3.458%, 03/15/2055	1,915	1,635
Benchmark Mortgage Trust, Ser 2022-B35, Cl A5
4.593%, 05/15/2055(B)	970	857
Benchmark Mortgage Trust, Ser 2022-B35, Cl AS
4.593%, 05/15/2055(B)	1,550	1,295
BMO Mortgage Trust, Ser 2022-C1, Cl A1
2.198%, 02/15/2055	1,122	1,056
BPR Trust, Ser 2021-TY, Cl A
6.488%, TSFR1M + 1.164%, 09/15/2038(B)(D)	745	719
BPR Trust, Ser 2022-OANA, Cl A
7.221%, TSFR1M + 1.898%, 04/15/2037(B)(D)	860	845
BPR Trust, Ser 2022-STAR, Cl A
8.555%, TSFR1M + 3.232%, 08/15/2024(B)(D)	4,600	4,576
BRAVO Residential Funding Trust, Ser 2022-NQM1, Cl A1
3.626%, 09/25/2061(B)(D)	783	718
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049(C)(D)	717	669
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059(C)(D)	266	256
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035(D)	3,025	1,859
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.357%, TSFR1M + 1.034%, 10/15/2036(B)(D)	6,626	6,609

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl A
6.108%, TSFR1M + 0.784%, 06/15/2038(B)(D)	$1,216	$1,193
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.137%, TSFR1M + 0.814%, 09/15/2036(B)(D)	6,571	6,373
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
6.537%, TSFR1M + 1.214%, 09/15/2036(B)(D)	3,225	3,083
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl A
6.126%, TSFR1M + 0.803%, 10/15/2038(B)(D)	5,831	5,688
BX Trust, Ser 2019-MMP, Cl A
6.367%, TSFR1M + 1.044%, 08/15/2036(B)(D)	796	766
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041(D)	1,945	1,664
BX Trust, Ser 2021-ARIA, Cl A
6.337%, TSFR1M + 1.014%, 10/15/2036(B)(D)	5,110	4,963
BX Trust, Ser 2021-ARIA, Cl B
6.735%, TSFR1M + 1.411%, 10/15/2036(B)(D)	3,641	3,492
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
6.440%, TSFR1M + 1.117%, 12/15/2037(B)(D)	1,400	1,392
CD Commercial Mortgage Trust, Ser 2006-CD2, Cl X, IO
0.023%, 01/15/2046(B)(D)	55	–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,126
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	482	464
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
5.260%, 02/25/2037(B)	13	12
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
4.738%, 02/25/2037(B)	10	10
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
5.155%, 06/25/2035(B)	14	14
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
6.237%, TSFR1M + 0.894%, 10/25/2034(B)	598	555

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048(B)(D)	$120	$107
CIM Trust, Ser 2021-INV1, Cl A2
2.500%, 07/01/2051(B)(D)	15,222	11,767
CIM Trust, Ser 2021-R6, Cl A1
1.425%, 07/25/2061(B)(D)	2,033	1,732
CIM Trust, Ser 2022-R2, Cl A1
3.750%, 12/25/2061(B)(D)	1,279	1,162
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	465	462
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	850
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl A4
3.458%, 12/10/2049	355	334
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	3,525
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
6.240%, 09/25/2033(B)	12	12
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
5.911%, 08/25/2034(B)	8	7
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1
5.668%, 09/25/2033(B)(D)	20	20
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(B)(D)	1,522	1,188
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(B)(D)	1,597	1,243
COLT Mortgage Loan Trust, Ser 2022-2, Cl A1
2.994%, 02/25/2067(C)(D)	1,627	1,422
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046(B)	190	112
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.069%, 10/10/2046(B)	90	24
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	179
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.668%, 02/10/2047(B)	610	537
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.118%, 03/10/2047(B)	6,497	–

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	$510	$492
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	1,451	1,423
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.614%, 10/10/2048(B)	1,755	1,605
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	3,878	3,737
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.221%, 02/10/2048(B)	14,413	103
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	772	747
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029(D)	1,780	1,600
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037(D)	2,230	2,124
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046(D)	3,290	2,553
Commercial Mortgage Pass-Through Certificates, Ser COR3, Cl A2
3.961%, 05/10/2051	6,103	5,617
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	313	274
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl PO, PO
0.000%, 11/25/2031(A)	2	2
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	58	57
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
5.365%, 08/25/2034(B)	72	64
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	72	43
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl C
6.800%, TSFR1M + 1.477%, 05/15/2036(B)(D)	4,145	4,121
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
6.350%, TSFR1M + 1.027%, 05/15/2036(B)(D)	7,082	7,066

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	$845	$819
CSAIL Commercial Mortgage Trust, Ser CX9, Cl A5
3.446%, 09/15/2050	4,380	3,956
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	21	21
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037(D)	2,080	1,786
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057(B)(D)	2,860	2,704
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(B)(D)	2,618	2,228
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057(B)(D)	2,907	2,689
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(C)(D)	622	568
CSMC Trust, Ser 2019-NQM1, Cl A3
4.064%, 10/25/2059(C)(D)	1,250	1,202
CSMC Trust, Ser 2020-FACT, Cl A
7.038%, TSFR1M + 1.714%, 10/15/2037(B)(D)	2,080	2,022
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066(B)(D)	1,358	1,108
CSMC Trust, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(B)(D)	1,913	1,474
CSMC Trust, Ser 2021-NQM7, Cl A1
1.756%, 10/25/2066(B)(D)	1,155	933
CSMC Trust, Ser 2021-RPL2, Cl A1
0.000%, 01/25/2060(D)(E)	713	596
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060(B)(D)	2,255	1,892
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060(B)(D)	1,277	1,105
CSMC Trust, Ser 2022-ATH2, Cl A1
4.547%, 05/25/2067(B)(D)	5,280	5,037
CSMC Trust, Ser 2022-NQM1, Cl A1
2.265%, 11/25/2066(B)(D)	3,225	2,677
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034(D)	2,450	2,434
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034(B)(D)	1,020	1,010
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049(B)	1,780	1,555
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045(D)	1,995	1,600
Deephaven Residential Mortgage Trust, Ser 2022-1, Cl A1
2.205%, 01/25/2067(B)(D)	2,461	2,139

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
6.246%, TSFR1M + 0.914%, 11/19/2044(B)	$193	$180
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(B)(D)	1,894	1,469
Ellington Financial Mortgage Trust, Ser 2022-1, Cl A1
2.206%, 01/25/2067(B)(D)	851	696
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl B
6.538%, TSFR1M + 1.214%, 10/15/2038(B)(D)	1,560	1,505
EQUS Mortgage Trust, Ser 2021-EQAZ, Cl A
6.192%, TSFR1M + 0.869%, 10/15/2038(B)(D)	1,931	1,882
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(B)(D)	506	432
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.828%, SOFR30A + 1.500%, 10/25/2041(B)(D)	2,300	2,276
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.328%, SOFR30A + 1.000%, 01/25/2042(B)(D)	2,864	2,849
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.628%, SOFR30A + 1.300%, 02/25/2042(B)(D)	1,607	1,605
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.528%, SOFR30A + 2.200%, 05/25/2042(B)(D)	387	392
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
5.943%, 09/25/2034(B)	14	14
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048(B)(D)	51	49
FNMA Connecticut Avenue Securities Trust, Ser 2021-R01, Cl 1M2
6.878%, SOFR30A + 1.550%, 10/25/2041(B)(D)	1,030	1,029
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
6.696%, TSFR1M + 1.364%, 07/16/2035(B)(D)	1,119	1,096
GS Mortgage Securities II Trust, Ser 2023-SHIP, Cl A
4.466%, 09/10/2038(B)(D)	1,980	1,897

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032(D)	$4,610	$4,310
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
8.438%, TSFR1M + 3.000%, 09/15/2031(B)(D)	3,346	1,681
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
7.238%, TSFR1M + 1.800%, 09/15/2031(B)(D)	3,346	2,355
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl A4
1.721%, 12/12/2053	2,606	2,029
GS Mortgage Securities Trust, Ser 2021-ARDN, Cl B
7.087%, TSFR1M + 1.764%, 11/15/2036(B)(D)	3,062	2,938
GS Mortgage Securities Trust, Ser 2021-ROSS, Cl A
6.588%, TSFR1M + 1.264%, 05/15/2026(B)(D)	1,000	881
GS Mortgage Securities Trust, Ser GC18, Cl A4
4.074%, 01/10/2047	367	366
GS Mortgage Securities Trust, Ser GC32, Cl A3
3.498%, 07/10/2048	792	759
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(D)	2,555	2,422
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060(B)(D)	1,111	879
GS Mortgage-Backed Securities Trust, Ser 2022-PJ2, Cl A24
3.000%, 06/25/2052(B)(D)	2,048	1,755
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027(B)(D)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
0.101%, 09/25/2035(B)(D)	132	1
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	23	23
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	3	4
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
6.346%, TSFR1M + 1.014%, 06/20/2035(B)	911	808

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039(D)	$1,900	$1,637
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041(B)(D)	1,995	1,676
Impac CMB Trust, Ser 2005-4, Cl 2A1
6.057%, TSFR1M + 0.414%, 05/25/2035(B)	67	61
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051(D)	682	664
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
6.317%, TSFR1M + 0.974%, 09/25/2034(B)	9	8
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
6.257%, TSFR1M + 0.914%, 11/25/2034(B)	14	12
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl A4
4.199%, 01/15/2047	36	35
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.956%, 01/15/2047(B)	230	210
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl AS
3.997%, 08/15/2047	2,170	2,029
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	469	463
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	2,078	2,014
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	1,410	1,337
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050(B)	1,740	1,289
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,281
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Cl A3
3.393%, 12/15/2049	485	454
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039(D)	2,000	1,727

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2022-ACB, Cl A
6.724%, SOFR30A + 1.400%, 03/15/2039(B)(D)	$1,550	$1,524
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
5.081%, 06/25/2034(B)	108	99
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
4.892%, 02/25/2035(B)	37	34
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
6.144%, 04/25/2035(B)	2	2
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
5.593%, 08/25/2034(B)	56	55
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
6.129%, 11/25/2033(B)	33	32
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.686%, 10/26/2048(B)(D)	2,972	2,862
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048(B)(D)	345	298
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048(B)(D)	277	236
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(B)(D)	340	289
JPMorgan Mortgage Trust, Ser 2019-LTV3, Cl B2
4.356%, 03/25/2050(B)(D)	921	807
JPMorgan Mortgage Trust, Ser 2020-1, Cl A3A
3.000%, 06/25/2050(B)(D)	340	284
JPMorgan Mortgage Trust, Ser 2021-1, Cl A3
2.500%, 06/25/2051(B)(D)	8,737	6,770
JPMorgan Mortgage Trust, Ser 2021-10, Cl A3
2.500%, 12/25/2051(B)(D)	8,376	6,475
JPMorgan Mortgage Trust, Ser 2021-14, Cl A3
2.500%, 05/25/2052(B)(D)	10,573	8,200
JPMorgan Mortgage Trust, Ser 2022-1, Cl A3
2.500%, 07/25/2052(B)(D)	9,687	7,512
JPMorgan Mortgage Trust, Ser 2022-3, Cl A2
3.000%, 08/25/2052(B)(D)	1,305	1,054

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039(D)	$2,300	$1,987
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
5.404%, 11/21/2034(B)	628	586
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	145	137
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	159	86
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034(D)	1,024	644
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
5.807%, TSFR1M + 0.464%, 05/25/2035(B)(D)	184	95
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035(A)(D)	5	3
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
6.220%, 10/25/2032(B)	2	2
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
6.273%, 10/25/2032(B)	10	9
Med Trust, Ser 2021-MDLN, Cl A
6.388%, TSFR1M + 1.064%, 11/15/2038(B)(D)	3,094	3,018
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
6.242%, 07/25/2033(B)	18	17
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
4.574%, 12/25/2034(B)	43	39
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
4.826%, 02/25/2034(B)	18	16
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
5.014%, 08/25/2034(B)	24	23
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
6.606%, TSFR6M + 1.148%, 09/25/2029(B)	27	26
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
4.016%, 02/25/2036(B)	6	6
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(B)(D)	628	520

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060(B)(D)	$935	$810
MHC Commercial Mortgage Trust 2021-MHC, Ser MHC, Cl A
6.238%, TSFR1M + 0.915%, 04/15/2038(B)(D)	1,098	1,085
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(D)	1,528	1,444
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(D)	1,193	1,099
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.085%, 11/15/2049(B)	13,025	276
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
7.313%, TSFR1M + 1.650%, 05/15/2036(B)(D)	2,296	2,237
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	1,356	1,070
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	3,556
Morgan Stanley Capital I Trust, Ser L8, Cl AS
3.920%, 04/15/2055(B)	1,210	997
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.643%, 04/25/2034(B)	56	54
Morgan Stanley Residential Mortgage Loan Trust, Ser 2021-2, Cl A3
2.500%, 05/25/2051(B)(D)	9,213	7,122
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
5.775%, US0001M + 0.340%, 04/16/2036(B)(D)	2,107	2,006
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030(D)	138	122
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(B)(D)	3,115	2,796
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055(B)(D)	938	863
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057(B)(D)	1,637	1,504
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058(B)(D)	1,380	1,245

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(B)(D)	$1,409	$1,289
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059(B)(D)	1,805	1,653
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(B)(D)	231	210
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(B)(D)	738	597
New Residential Mortgage Loan Trust, Ser 2022-NQM4, Cl A1
5.000%, 06/25/2062(C)(D)	1,141	1,097
New York Mortgage Trust, Ser 2006-1, Cl 2A2
4.197%, 05/25/2036(B)	39	33
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
6.207%, TSFR1M + 0.864%, 05/25/2055(B)(D)	2,102	2,097
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059(B)(D)	30	29
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(B)(D)	731	546
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061(B)(D)	1,049	776
OBX Trust, Ser 2022-NQM1, Cl A1
2.305%, 11/25/2061(B)(D)	3,174	2,641
Oceanview Mortgage Trust, Ser 2021-3, Cl A5
2.500%, 07/25/2051(B)(D)	7,426	6,275
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054(D)	2,490	2,024
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(B)(D)	903	711
OPG Trust, Ser 2021-PORT, Cl A
5.922%, TSFR1M + 0.598%, 10/15/2036(B)(D)	2,726	2,654
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034(A)	3	3
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	16	15
PRKCM Trust, Ser 2021-AFC1, Cl A1
1.510%, 08/25/2056(B)(D)	1,125	866
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(D)	859	697
RALI Trust, Ser 2005-QO2, Cl A1
6.289%, 12MTA + 1.360%, 09/25/2045(B)	166	141

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust, Ser 2005-QO5, Cl A1
5.929%, 12MTA + 1.000%, 01/25/2046(B)	$275	$214
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	20	17
Rate Mortgage Trust, Ser 2021-HB1, Cl A1
2.500%, 12/25/2051(B)(D)	5,042	3,907
Rate Mortgage Trust, Ser 2021-J4, Cl A7
2.500%, 11/25/2051(B)(D)	11,330	9,481
Rate Mortgage Trust, Ser 2022-J1, Cl A7
3.000%, 01/25/2052(B)(D)	2,239	1,805
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032(B)(D)	670	665
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.063%, 12/25/2034(B)	181	159
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060(B)(D)	293	289
Rocket Mortgage Trust, Ser 2021-3, Cl A1
2.500%, 07/25/2051(B)(D)	1,219	947
Rocket Mortgage Trust, Ser 2022-2, Cl A2
2.500%, 02/25/2052(B)(D)	1,515	1,171
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
5.986%, US0006M + 0.320%, 01/20/2035(B)	70	66
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
4.977%, 10/25/2048(B)(D)	2,097	1,990
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043(B)(D)	115	82
SG Residential Mortgage Trust, Ser 2022-1, Cl A1
3.166%, 03/27/2062(B)(D)	3,652	3,194
SMRT, Ser 2022-MINI, Cl A
6.323%, TSFR1M + 1.000%, 01/15/2039(B)(D)	7,460	7,268
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(B)(D)	509	443
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(B)(D)	83	77
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(B)(D)	392	361
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055(B)(D)	364	321
Starwood Mortgage Residential Trust, Ser 2021-4, Cl A1
1.162%, 08/25/2056(B)(D)	1,458	1,176

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
6.106%, TSFR1M + 0.774%, 10/19/2034(B)	$37	$34
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
5.926%, TSFR1M + 0.594%, 04/19/2035(B)	653	606
Structured Asset Securities, Ser 2003-31A, Cl 2A7
6.714%, 10/25/2033(B)	874	836
Structured Asset Securities, Ser 2003-37A, Cl 2A
5.769%, 12/25/2033(B)	23	22
STWD, Ser 2019-FL1, Cl A
6.517%, TSFR1M + 1.194%, 07/15/2038(B)(D)	262	256
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
6.097%, TSFR1M + 0.754%, 09/25/2043(B)	75	69
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.627%, 06/25/2057(B)(D)	1,860	1,369
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(B)(D)	396	380
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(D)	1,187	1,096
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058(B)(D)	609	605
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063(B)(D)	1,323	1,231
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(D)	1,089	977
Towd Point Mortgage Trust, Ser 2022-4, Cl A1
3.750%, 09/25/2062(D)	3,076	2,794
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl B
4.713%, 06/15/2051(B)	1,750	1,431
UBS Commercial Mortgage Trust, Ser C4, Cl A3
3.301%, 10/15/2050	802	736
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(C)(D)	385	368
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(B)(D)	451	435

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060(B)(D)	$203	$198
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(B)(D)	655	549
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(B)(D)	1,318	1,100
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066(B)(D)	1,009	820
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066(B)(D)	1,334	1,027
Verus Securitization Trust, Ser 2021-5, Cl A1
1.013%, 09/25/2066(B)(D)	3,507	2,731
Verus Securitization Trust, Ser 2021-7, Cl A1
1.829%, 10/25/2066(B)(D)	1,474	1,240
Verus Securitization Trust, Ser 2021-8, Cl A1
1.824%, 11/25/2066(B)(D)	1,458	1,222
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(B)(D)	521	466
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(B)(D)	608	537
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055(D)	378	336
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035(D)	1,210	1,118
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
5.883%, 10/25/2033(B)	33	31
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
5.346%, 06/25/2033(B)	28	26
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
5.584%, 08/25/2033(B)	30	27
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
5.668%, 09/25/2033(B)	69	63
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
2.455%, 06/25/2033(B)	7	6
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	109	104
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
4.500%, 06/25/2034(B)	22	20
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
5.054%, 06/25/2034(B)	1,897	1,758
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
4.957%, 07/25/2034(B)	2,273	2,092

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.977%, TSFR1M + 0.634%, 11/25/2045(B)	$5,353	$4,745
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
5.997%, TSFR1M + 0.654%, 12/25/2045(B)	2,683	2,562
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
5.999%, 12MTA + 1.070%, 01/25/2046(B)	934	671
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
4.024%, 11/25/2036(B)	59	49
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
4.351%, 12MTA + 0.810%, 12/25/2046(B)	71	53
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
4.138%, 12MTA + 1.500%, 12/25/2046(B)	127	107
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	115	18
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033(A)	2	2
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033(A)	9	8
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
5.951%, 08/25/2035(B)	14	13
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.105%, 03/15/2047(B)	2,209	2
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047(B)	2,180	1,960
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.139%, 08/15/2047(B)	9,815	52
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057(B)	970	821

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.691%, 10/15/2057(B)	$3,944	$8

		414,244
Total Mortgage-Backed Securities
(Cost $3,394,523) ($ Thousands)		3,184,472

CORPORATE OBLIGATIONS — 27.4%
Communication Services — 2.5%
Alphabet
2.050%, 08/15/2050	240	141
1.900%, 08/15/2040	390	257
AT&T
5.550%, 08/15/2041	240	228
5.400%, 02/15/2034	3,802	3,758
5.350%, 09/01/2040	230	216
4.850%, 03/01/2039	414	372
4.500%, 05/15/2035	2,740	2,481
4.500%, 03/09/2048	195	159
4.350%, 06/15/2045	1,082	866
3.800%, 12/01/2057	2,089	1,428
3.650%, 09/15/2059	924	610
3.550%, 09/15/2055	4,060	2,677
3.500%, 06/01/2041	713	530
3.500%, 09/15/2053	4,092	2,724
2.550%, 12/01/2033	380	296
2.300%, 06/01/2027	1,200	1,092
2.250%, 02/01/2032	3,070	2,433
1.700%, 03/25/2026	2,230	2,061
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	110	102
6.384%, 10/23/2035	170	167
6.150%, 11/10/2026	4,102	4,154
5.750%, 04/01/2048	2,710	2,286
5.500%, 04/01/2063	580	459
5.375%, 04/01/2038	1,480	1,281
5.375%, 05/01/2047	350	283
5.250%, 04/01/2053	485	388
5.125%, 07/01/2049	310	241
5.050%, 03/30/2029	2,000	1,928
4.908%, 07/23/2025	970	954
4.800%, 03/01/2050	4,290	3,191
4.400%, 04/01/2033 (F)	2,040	1,810
4.200%, 03/15/2028	980	922
3.750%, 02/15/2028	681	632
3.500%, 06/01/2041	384	257
3.500%, 03/01/2042	2,740	1,811

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.300%, 02/01/2032	$2,000	$1,530
Comcast
7.050%, 03/15/2033	50	56
5.350%, 11/15/2027	1,466	1,494
4.950%, 10/15/2058	120	109
4.400%, 08/15/2035	3,525	3,236
4.250%, 10/15/2030	1,320	1,258
4.250%, 01/15/2033	360	335
4.200%, 08/15/2034	570	519
4.150%, 10/15/2028	2,960	2,862
4.049%, 11/01/2052	4,020	3,156
4.000%, 03/01/2048	110	87
3.999%, 11/01/2049	120	94
3.969%, 11/01/2047	2,370	1,864
3.950%, 10/15/2025	1,110	1,086
3.750%, 04/01/2040	380	310
3.450%, 02/01/2050	280	200
3.400%, 04/01/2030	450	410
3.400%, 07/15/2046	60	44
3.300%, 04/01/2027	310	295
3.250%, 11/01/2039	250	190
3.150%, 03/01/2026	630	606
2.987%, 11/01/2063	835	496
2.937%, 11/01/2056	844	516
2.887%, 11/01/2051	690	435
2.800%, 01/15/2051	470	294
1.500%, 02/15/2031	4,175	3,289
Cox Communications
2.600%, 06/15/2031 (D)	1,660	1,344
Cox Enterprises
7.375%, 07/15/2027 (D)	2,895	3,006
Discovery Communications LLC
4.000%, 09/15/2055	780	516
Fox
6.500%, 10/13/2033	810	843
5.476%, 01/25/2039	270	246
4.709%, 01/25/2029	210	205
Meta Platforms
5.750%, 05/15/2063	1,407	1,431
5.600%, 05/15/2053	3,167	3,218
Paramount Global
6.875%, 04/30/2036	1,175	1,124
5.900%, 10/15/2040	840	698
4.950%, 05/19/2050	901	663
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (D)	2,000	1,447
Sprint LLC
7.125%, 06/15/2024	2,020	2,029
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (D)	8,892	8,766
4.738%, 03/20/2025 (D)	1,902	1,887

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Take-Two Interactive Software
4.000%, 04/14/2032	$1,625	$1,489
Telefonica Emisiones
4.103%, 03/08/2027	150	144
Tencent Holdings MTN
3.840%, 04/22/2051 (D)	2,320	1,613
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,380	1,548
Time Warner Cable LLC
7.300%, 07/01/2038	100	100
6.750%, 06/15/2039	170	162
6.550%, 05/01/2037	280	265
5.875%, 11/15/2040	3,755	3,246
5.500%, 09/01/2041	4,882	4,038
T-Mobile USA
5.750%, 01/15/2034	1,477	1,504
5.050%, 07/15/2033	1,852	1,796
4.950%, 03/15/2028	1,480	1,469
4.800%, 07/15/2028 (F)	1,482	1,460
4.500%, 04/15/2050	1,610	1,339
3.875%, 04/15/2030	3,540	3,251
3.750%, 04/15/2027	6,982	6,657
3.500%, 04/15/2025	720	700
3.400%, 10/15/2052	3,585	2,415
3.300%, 02/15/2051	210	141
3.000%, 02/15/2041	480	339
2.700%, 03/15/2032	2,680	2,196
2.550%, 02/15/2031	3,631	3,010
2.250%, 02/15/2026	1,558	1,456
2.250%, 11/15/2031	790	630
1.500%, 02/15/2026	500	460
Verizon Communications
5.500%, 03/16/2047	100	98
5.250%, 03/16/2037	1,100	1,089
4.862%, 08/21/2046	30	27
4.500%, 08/10/2033	470	439
4.400%, 11/01/2034	3,830	3,520
4.329%, 09/21/2028	2,554	2,465
4.125%, 03/16/2027	330	320
4.125%, 08/15/2046	430	347
4.016%, 12/03/2029	1,337	1,255
4.000%, 03/22/2050	1,110	860
3.850%, 11/01/2042	1,750	1,388
3.700%, 03/22/2061	475	336
3.400%, 03/22/2041	240	182
3.150%, 03/22/2030	580	515
3.000%, 03/22/2027	220	206
2.875%, 11/20/2050	120	76
2.650%, 11/20/2040	1,635	1,113
2.625%, 08/15/2026	940	883
2.550%, 03/21/2031	1,396	1,159
2.355%, 03/15/2032	2,231	1,780

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.100%, 03/22/2028	$700	$620
1.750%, 01/20/2031	1,640	1,293
Vodafone Group PLC
4.875%, 06/19/2049	1,401	1,191
Walt Disney
6.650%, 11/15/2037	260	292
6.200%, 12/15/2034	265	289
4.625%, 03/23/2040	1,310	1,221
3.500%, 05/13/2040	2,215	1,784
Warnermedia Holdings
6.412%, 03/15/2026	720	721
5.391%, 03/15/2062	697	556
5.141%, 03/15/2052	11,521	9,208
5.050%, 03/15/2042	6,507	5,372
4.279%, 03/15/2032	2,605	2,298
4.054%, 03/15/2029	500	462
3.755%, 03/15/2027	370	349

		180,531

Consumer Discretionary — 0.9%
Amazon.com
4.950%, 12/05/2044	600	592
4.800%, 12/05/2034	187	188
4.250%, 08/22/2057	160	137
4.050%, 08/22/2047	570	485
3.875%, 08/22/2037	5,260	4,687
3.600%, 04/13/2032 (F)	2,260	2,078
3.450%, 04/13/2029	550	520
3.300%, 04/13/2027	260	249
3.150%, 08/22/2027	160	152
3.100%, 05/12/2051	2,210	1,547
2.500%, 06/03/2050	880	550
1.500%, 06/03/2030	540	443
1.200%, 06/03/2027	1,090	967
AutoZone
6.250%, 11/01/2028	1,185	1,233
Comcast
4.000%, 08/15/2047	170	134
Daimler Finance North America LLC
2.700%, 06/14/2024 (D)	990	974
Ford Motor
6.100%, 08/19/2032 (F)	940	915
Ford Motor Credit LLC
2.900%, 02/10/2029	3,029	2,569
General Motors
6.600%, 04/01/2036	70	72
6.250%, 10/02/2043	940	904
5.600%, 10/15/2032 (F)	280	274
5.150%, 04/01/2038	150	133
General Motors Financial
5.000%, 04/09/2027	465	456
4.350%, 01/17/2027	180	173

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Harley-Davidson Financial Services
6.500%, 03/10/2028 (D)	$1,114	$1,115
Home Depot
3.900%, 12/06/2028	80	77
3.900%, 06/15/2047	100	79
3.350%, 04/15/2050	800	576
3.300%, 04/15/2040	540	421
2.700%, 04/15/2030	480	423
2.500%, 04/15/2027	430	399
Hyatt Hotels
1.800%, 10/01/2024	2,515	2,431
Hyundai Capital America
6.500%, 01/16/2029 (D)	1,697	1,741
5.950%, 09/21/2026 (D)	2,069	2,078
5.700%, 06/26/2030 (D)	1,472	1,455
5.600%, 03/30/2028 (D)	2,322	2,299
5.500%, 03/30/2026 (D)	761	757
Hyundai Capital America MTN
1.300%, 01/08/2026 (D)	1,407	1,283
0.800%, 01/08/2024 (D)	587	584
Las Vegas Sands
3.200%, 08/08/2024	1,480	1,447
2.900%, 06/25/2025	140	133
Lowe's
5.850%, 04/01/2063	372	360
5.750%, 07/01/2053	744	733
5.625%, 04/15/2053	2,510	2,442
5.000%, 04/15/2040	1,690	1,532
4.500%, 04/15/2030	320	309
4.250%, 04/01/2052	1,399	1,098
2.500%, 04/15/2026	260	245
1.700%, 09/15/2028	900	775
Marriott International
5.550%, 10/15/2028	722	727
2.750%, 10/15/2033	1,182	929
McDonald's
5.450%, 08/14/2053	692	682
4.800%, 08/14/2028	1,477	1,473
McDonald's MTN
4.875%, 12/09/2045	670	610
4.700%, 12/09/2035	526	498
4.200%, 04/01/2050	1,250	1,018
3.800%, 04/01/2028	250	239
3.700%, 01/30/2026	1,065	1,035
3.625%, 09/01/2049	355	264
3.600%, 07/01/2030	460	424
3.500%, 03/01/2027	180	172
3.500%, 07/01/2027	510	485
2.125%, 03/01/2030	420	356
1.450%, 09/01/2025	850	796
Newell Brands
5.200%, 04/01/2026	560	541

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NIKE
3.375%, 03/27/2050	$20	$15
3.250%, 03/27/2040	330	260
2.850%, 03/27/2030	650	583
2.750%, 03/27/2027	640	601
O'Reilly Automotive
5.750%, 11/20/2026	564	570
Sands China
5.375%, 08/08/2025	810	792
Starbucks
3.500%, 11/15/2050	940	678
3.350%, 03/12/2050	250	174
Tapestry
7.850%, 11/27/2033	1,471	1,494
7.700%, 11/27/2030	1,471	1,491
7.350%, 11/27/2028	735	741

		62,872

Consumer Staples — 1.7%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (D)	554	444
Aetna
3.875%, 08/15/2047	360	263
Alcon Finance
3.000%, 09/23/2029 (D)	3,845	3,363
Altria Group
6.875%, 11/01/2033	3,896	4,136
6.200%, 11/01/2028	2,004	2,062
5.950%, 02/14/2049	380	370
4.800%, 02/14/2029	11	11
4.400%, 02/14/2026	203	199
3.400%, 02/04/2041	970	670
2.450%, 02/04/2032	2,750	2,160
2.350%, 05/06/2025	180	172
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	2,920	2,704
4.700%, 02/01/2036	2,264	2,157
3.650%, 02/01/2026	1,458	1,421
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	554	579
5.550%, 01/23/2049	1,120	1,142
5.450%, 01/23/2039	1,150	1,154
4.750%, 01/23/2029	1,890	1,884
4.375%, 04/15/2038	1,021	923
4.350%, 06/01/2040	970	859
4.000%, 04/13/2028	310	300
3.500%, 06/01/2030	300	277
Bacardi
4.450%, 05/15/2025 (D)	2,895	2,834
Bacardi / Barcardi Martini BV
5.400%, 06/15/2033 (D)	3,080	2,987

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAT Capital
5.650%, 03/16/2052	$2,925	$2,504
4.758%, 09/06/2049	224	167
4.540%, 08/15/2047	4,705	3,444
4.390%, 08/15/2037	680	549
3.557%, 08/15/2027	1,792	1,677
2.726%, 03/25/2031	1,495	1,218
Bayer US Finance II LLC
4.375%, 12/15/2028 (D)	4,673	4,329
Bayer US Finance LLC
3.375%, 10/08/2024 (D)	1,475	1,441
Bunge Finance
1.630%, 08/17/2025	766	717
Coca-Cola
2.600%, 06/01/2050	200	130
2.500%, 06/01/2040	310	221
CommonSpirit Health
2.782%, 10/01/2030	1,840	1,524
Constellation Brands
5.250%, 11/15/2048	1,549	1,440
4.350%, 05/09/2027	600	585
3.600%, 05/09/2024	420	416
2.250%, 08/01/2031	130	104
Costco Wholesale
1.750%, 04/20/2032 (F)	560	447
1.375%, 06/20/2027	1,220	1,085
CVS Pass-Through Trust
6.036%, 12/10/2028	989	986
5.926%, 01/10/2034 (D)	124	121
5.880%, 01/10/2028	59	58
5.789%, 01/10/2026 (D)	317	312
Danone
2.947%, 11/02/2026 (D)	450	424
DP World MTN
5.625%, 09/25/2048 (D)	2,590	2,292
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	2,440	2,146
General Mills
5.500%, 10/17/2028	1,665	1,692
Haleon US Capital LLC
3.625%, 03/24/2032	830	731
3.375%, 03/24/2027	770	728
3.375%, 03/24/2029	530	485
Imperial Brands Finance PLC
4.250%, 07/21/2025 (D)	3,165	3,088
J M Smucker
6.500%, 11/15/2043	740	773
JBS USA LUX
7.250%, 11/15/2053 (D)	451	457
6.750%, 03/15/2034 (D)	4,602	4,626
6.500%, 12/01/2052	3,825	3,548
3.000%, 02/02/2029	2,235	1,911

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.000%, 05/15/2032	$2,765	$2,155
Kenvue
5.050%, 03/22/2028	1,484	1,494
5.050%, 03/22/2053	960	918
4.900%, 03/22/2033	1,040	1,031
Keurig Dr Pepper
4.500%, 04/15/2052	1,402	1,173
4.417%, 05/25/2025	91	89
Kimberly-Clark
3.100%, 03/26/2030	200	180
Mondelez International
1.500%, 05/04/2025	1,070	1,012
PepsiCo
5.125%, 11/10/2026	2,871	2,899
2.875%, 10/15/2049	250	171
2.625%, 03/19/2027	80	75
Philip Morris International
5.750%, 11/17/2032	378	387
5.625%, 09/07/2033	2,413	2,424
5.500%, 09/07/2030	1,045	1,049
5.375%, 02/15/2033	3,971	3,911
5.250%, 09/07/2028	1,602	1,609
5.125%, 11/17/2027	858	859
5.125%, 02/15/2030	2,835	2,797
5.000%, 11/17/2025	1,576	1,568
4.875%, 02/15/2028	3,217	3,182
2.100%, 05/01/2030	460	383
Pilgrim's Pride
6.250%, 07/01/2033	1,355	1,334
3.500%, 03/01/2032	670	543
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/2024 (D)	1,955	1,921
Reynolds American
8.125%, 05/01/2040	1,060	1,167
7.250%, 06/15/2037	745	779
6.150%, 09/15/2043	480	448
5.850%, 08/15/2045	4,055	3,582
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	28
Walmart
4.500%, 04/15/2053	1,117	1,018
4.100%, 04/15/2033	1,862	1,771
3.300%, 04/22/2024	175	173
1.800%, 09/22/2031	200	163
1.500%, 09/22/2028	290	253

		121,993

Energy — 2.5%
Aker BP
6.000%, 06/13/2033 (D)	2,423	2,427
5.600%, 06/13/2028 (D)	1,932	1,934

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apache
5.100%, 09/01/2040	$110	$91
4.750%, 04/15/2043	420	315
4.250%, 01/15/2030	20	18
4.250%, 01/15/2044	1,130	760
BP Capital Markets America
4.893%, 09/11/2033	1,795	1,751
4.812%, 02/13/2033	6,997	6,791
3.633%, 04/06/2030	480	445
3.001%, 03/17/2052	886	578
3.000%, 02/24/2050	1,430	948
Cameron LNG LLC
3.302%, 01/15/2035 (D)	1,670	1,362
2.902%, 07/15/2031 (D)	1,530	1,299
Canadian Natural Resources
6.450%, 06/30/2033	200	206
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	1,682
Chevron
3.078%, 05/11/2050 (F)	950	670
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (D)	390	399
6.036%, 11/15/2033 (D)	1,875	1,892
ConocoPhillips
6.950%, 04/15/2029	995	1,093
4.150%, 11/15/2034	458	414
Continental Resources/Oklahoma
4.900%, 06/01/2044	810	624
4.375%, 01/15/2028	810	767
3.800%, 06/01/2024	770	761
2.268%, 11/15/2026 (D)	3,665	3,311
Coterra Energy
4.375%, 03/15/2029	1,840	1,738
3.900%, 05/15/2027	1,740	1,659
Devon Energy
7.875%, 09/30/2031	1,580	1,759
5.850%, 12/15/2025	1,400	1,404
5.600%, 07/15/2041	1,360	1,253
5.250%, 10/15/2027	98	97
5.000%, 06/15/2045	1,640	1,380
4.750%, 05/15/2042	567	468
4.500%, 01/15/2030	256	238
Diamondback Energy
6.250%, 03/15/2033	3,964	4,104
6.250%, 03/15/2053	1,886	1,896
4.250%, 03/15/2052	221	167
3.500%, 12/01/2029	1,350	1,220
3.125%, 03/24/2031	320	276
Ecopetrol
5.875%, 05/28/2045	3,400	2,422
Enbridge
6.700%, 11/15/2053	1,619	1,769

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.200%, 11/15/2030	$1,103	$1,147
6.000%, 11/15/2028	1,103	1,134
Energy Transfer
6.550%, 12/01/2033	419	438
6.400%, 12/01/2030	5,850	6,076
6.250%, 04/15/2049	1,390	1,367
6.125%, 12/15/2045	874	840
6.100%, 12/01/2028	1,759	1,800
5.750%, 02/15/2033	2,702	2,691
5.500%, 06/01/2027	620	619
5.400%, 10/01/2047	1,044	919
5.350%, 05/15/2045	1,265	1,103
5.300%, 04/01/2044	60	52
5.300%, 04/15/2047	1,922	1,665
5.250%, 04/15/2029	2,085	2,048
5.000%, 05/15/2050	3,200	2,700
4.950%, 05/15/2028	1,397	1,360
4.950%, 06/15/2028	280	273
4.400%, 03/15/2027	329	316
4.000%, 10/01/2027	1,870	1,766
3.750%, 05/15/2030	2,180	1,956
2.900%, 05/15/2025	740	712
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	71
6.650%, 10/15/2034	390	430
6.125%, 10/15/2039	145	152
5.375%, TSFR3M + 2.832%, 02/15/2078 (B)	290	250
4.850%, 03/15/2044	60	55
4.800%, 02/01/2049	230	207
4.200%, 01/31/2050	310	253
4.150%, 10/16/2028	1,580	1,524
3.950%, 01/31/2060	300	227
3.700%, 01/31/2051	510	382
3.125%, 07/31/2029	350	317
2.800%, 01/31/2030	1,800	1,577
EOG Resources
4.950%, 04/15/2050	1,730	1,609
4.375%, 04/15/2030	860	832
4.150%, 01/15/2026	270	264
3.900%, 04/01/2035	590	518
EQT
7.000%, 02/01/2030	900	944
Exxon Mobil
4.327%, 03/19/2050	100	86
4.227%, 03/19/2040	260	231
4.114%, 03/01/2046	910	768
3.482%, 03/19/2030	730	676
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	286	225
2.625%, 03/31/2036 (D)	964	766
2.160%, 03/31/2034 (D)	1,425	1,205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.750%, 09/30/2027 (D)	$1,536	$1,427
Hess
6.000%, 01/15/2040	2,240	2,331
5.800%, 04/01/2047	1,150	1,185
HF Sinclair
5.875%, 04/01/2026	1,265	1,271
KazMunayGas National JSC
6.375%, 10/24/2048 (D)	470	399
5.750%, 04/19/2047 (D)	1,390	1,106
5.375%, 04/24/2030 (D)	1,520	1,428
Kinder Morgan
5.550%, 06/01/2045	500	452
5.200%, 03/01/2048	1,365	1,175
5.050%, 02/15/2046	260	218
4.300%, 06/01/2025	1,105	1,086
4.300%, 03/01/2028	450	433
Kinder Morgan Energy Partners
5.500%, 03/01/2044	70	62
5.400%, 09/01/2044	40	35
5.000%, 03/01/2043	50	42
MPLX
5.650%, 03/01/2053	402	374
5.500%, 02/15/2049	410	372
5.200%, 03/01/2047	320	278
5.200%, 12/01/2047	470	400
5.000%, 03/01/2033	2,233	2,108
4.950%, 03/14/2052	3,768	3,145
4.800%, 02/15/2029	120	116
4.700%, 04/15/2048	1,410	1,146
4.500%, 04/15/2038	810	688
4.000%, 03/15/2028	350	330
Occidental Petroleum
7.875%, 09/15/2031	140	155
7.500%, 05/01/2031	240	261
6.950%, 07/01/2024	1,473	1,481
5.550%, 03/15/2026	2,180	2,173
4.625%, 06/15/2045	400	299
4.400%, 04/15/2046	200	153
4.200%, 03/15/2048	390	285
4.100%, 02/15/2047	1,040	695
3.400%, 04/15/2026	100	95
3.200%, 08/15/2026	1,740	1,627
3.000%, 02/15/2027	510	467
ONEOK
6.625%, 09/01/2053	3,372	3,541
6.050%, 09/01/2033	830	845
5.800%, 11/01/2030	540	543
5.550%, 11/01/2026	350	353
Pertamina Persero
6.000%, 05/03/2042 (D)	1,220	1,174
Petrobras Global Finance
6.850%, 06/05/2115	1,090	962

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.250%, 03/17/2024	$1,730	$1,729
Petroleos del Peru
4.750%, 06/19/2032 (D)	4,690	3,282
Petroleos Mexicanos
6.625%, 06/15/2035	382	269
6.375%, 01/23/2045	1,070	647
5.625%, 01/23/2046	510	290
2.460%, 12/15/2025	783	753
2.378%, 04/15/2025	261	254
Petroleos Mexicanos MTN
6.750%, 09/21/2047 (F)	4,187	2,562
Phillips 66
1.300%, 02/15/2026	925	850
Pioneer Natural Resources
2.150%, 01/15/2031	1,590	1,308
1.900%, 08/15/2030	720	591
1.125%, 01/15/2026	180	165
Reliance Industries
3.625%, 01/12/2052 (D)	2,230	1,490
2.875%, 01/12/2032 (D)(F)	1,280	1,049
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (D)	1,270	1,158
4.950%, 07/15/2029 (D)	2,500	2,307
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	316	315
5.000%, 03/15/2027	3,145	3,116
Schlumberger Holdings
3.900%, 05/17/2028 (D)	857	814
Schlumberger Investment
3.650%, 12/01/2023	100	100
Shell International Finance BV
6.375%, 12/15/2038	660	727
4.550%, 08/12/2043	490	438
4.375%, 05/11/2045	990	857
4.125%, 05/11/2035	2,445	2,237
4.000%, 05/10/2046	170	138
3.750%, 09/12/2046	100	78
3.250%, 04/06/2050	930	660
2.750%, 04/06/2030	660	586
Spectra Energy Partners LP
3.375%, 10/15/2026	140	132
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	2,479
2.900%, 03/01/2030 (D)	2,935	2,506
TransCanada PipeLines
5.850%, 03/15/2036	117	115
4.625%, 03/01/2034	4,705	4,251
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	1,896
Western Midstream Operating
3.100%, 02/01/2025	330	320

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Williams
8.750%, 03/15/2032	$1,284	$1,507
7.750%, 06/15/2031	339	368
7.500%, 01/15/2031	9	10
5.750%, 06/24/2044	400	381
5.100%, 09/15/2045	670	596
4.900%, 01/15/2045	450	382
3.750%, 06/15/2027	410	389

		177,757

Financials — 10.4%
ABN AMRO Bank
2.470%, H15T1Y + 1.100%, 12/13/2029 (B)(D)	2,000	1,696
Aegon
4.721%, USISSO10 + 0.387%(B)(G)	2,180	1,644
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	1,108	1,167
5.389%, SOFRRATE + 0.970%, 07/28/2027 (B)	13,155	13,140
5.282%, SOFRRATE + 1.280%, 07/27/2029 (B)	2,955	2,940
4.050%, 05/03/2029	650	623
4.050%, 12/03/2042	70	59
3.375%, 05/03/2024	540	535
2.500%, 07/30/2024	3,000	2,938
American International Group
3.875%, 01/15/2035	315	271
Aon / Aon Global Holdings PLC
3.900%, 02/28/2052	2,480	1,865
Apollo Management Holdings
4.400%, 05/27/2026 (D)	1,015	981
Arthur J Gallagher
5.750%, 03/02/2053	1,400	1,357
Athene Global Funding
6.101%, SOFRINDX + 0.700%, 05/24/2024 (B)(D)	2,425	2,420
3.205%, 03/08/2027 (D)	1,470	1,327
2.950%, 11/12/2026 (D)	2,665	2,438
2.717%, 01/07/2029 (D)	1,245	1,053
1.985%, 08/19/2028 (D)	2,635	2,204
1.608%, 06/29/2026 (D)	1,020	906
Athene Holding
4.125%, 01/12/2028	1,140	1,063
Avolon Holdings Funding
3.950%, 07/01/2024 (D)	535	526
3.250%, 02/15/2027 (D)	400	362
2.875%, 02/15/2025 (D)	1,420	1,356
2.528%, 11/18/2027 (D)	1,073	927

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Bilbao Vizcaya Argentaria
7.883%, H15T1Y + 3.300%, 11/15/2034 (B)	$1,400	$1,447
Banco Santander
6.938%, 11/07/2033	1,400	1,483
6.607%, 11/07/2028	1,800	1,864
6.527%, H15T1Y + 1.650%, 11/07/2027 (B)	1,800	1,831
4.175%, H15T1Y + 2.000%, 03/24/2028 (B)	200	189
2.746%, 05/28/2025	1,800	1,712
1.722%, H15T1Y + 0.900%, 09/14/2027 (B)	655	581
Bank of America
5.933%, SOFRRATE + 1.340%, 09/15/2027 (B)	4,062	4,093
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	2,843	2,852
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	5,685	5,736
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	5,460	5,249
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	4,720	4,329
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	6,449	5,924
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	4,675	3,885
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	7,560	6,017
2.299%, SOFRRATE + 1.220%, 07/21/2032 (B)	515	404
1.734%, SOFRRATE + 0.960%, 07/22/2027 (B)	15,169	13,693
1.658%, SOFRRATE + 0.910%, 03/11/2027 (B)	7,870	7,181
Bank of America MTN
5.000%, 01/21/2044	1,800	1,674
4.450%, 03/03/2026	1,630	1,591
4.376%, SOFRRATE + 1.580%, 04/27/2028 (B)	2,060	1,982
4.250%, 10/22/2026	130	126
4.200%, 08/26/2024	2,720	2,687
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	2,510	1,987
4.000%, 04/01/2024	2,110	2,097
4.000%, 01/22/2025	1,580	1,549
3.970%, TSFR3M + 1.332%, 03/05/2029 (B)	1,780	1,668
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	2,575	2,420
3.593%, TSFR3M + 1.632%, 07/21/2028 (B)	710	663

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.500%, 04/19/2026	$1,210	$1,164
3.093%, TSFR3M + 1.352%, 10/01/2025 (B)	1,915	1,867
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,230	1,004
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	480	412
2.496%, TSFR3M + 1.252%, 02/13/2031 (B)	1,435	1,191
2.087%, SOFRRATE + 1.060%, 06/14/2029 (B)	11,820	10,163
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	60	56
1.197%, SOFRRATE + 1.010%, 10/24/2026 (B)	385	353
Bank of Montreal MTN
1.850%, 05/01/2025	1,360	1,291
Bank of New York Mellon
4.543%, SOFRRATE + 1.169%, 02/01/2029 (B)	2,735	2,652
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	149
3.250%, 09/11/2024	270	265
3.250%, 05/16/2027	270	253
1.600%, 04/24/2025	410	390
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(G)	1,385	1,301
4.588%, H15T5Y + 2.050%, 05/04/2037 (B)	710	604
1.300%, 06/11/2025	760	712
Bank of Nova Scotia MTN
3.450%, 04/11/2025	1,950	1,894
Barclays PLC
6.692%, SOFRRATE + 2.620%, 09/13/2034 (B)	2,253	2,296
6.490%, SOFRRATE + 2.220%, 09/13/2029 (B)	2,236	2,261
6.224%, SOFRRATE + 2.980%, 05/09/2034 (B)	2,340	2,299
4.375%, 01/12/2026	4,430	4,301
Barclays PLC MTN
4.972%, US0003M + 1.902%, 05/16/2029 (B)	640	611
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,088
3.850%, 03/15/2052	1,890	1,477
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (B)(D)	3,862	3,851
5.335%, H15T1Y + 1.500%, 06/12/2029 (B)(D)	3,017	2,986
5.198%, TSFR3M + 2.829%, 01/10/2030 (B)(D)	1,220	1,187

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.125%, H15T1Y + 1.450%, 01/13/2029 (B)(D)	$3,070	$3,020
4.705%, TSFR3M + 2.497%, 01/10/2025 (B)(D)	1,070	1,068
4.400%, 08/14/2028 (D)	1,070	1,016
3.375%, 01/09/2025 (D)	420	409
2.871%, TSFR3M + 1.387%, 04/19/2032 (B)(D)	2,350	1,904
2.219%, SOFRRATE + 2.074%, 06/09/2026 (B)(D)	950	898
BNP Paribas MTN
4.375%, USSW5 + 1.483%, 03/01/2033 (B)(D)	380	344
BPCE
7.003%, SOFRRATE + 2.590%, 10/19/2034 (B)(D)	1,157	1,192
6.714%, SOFRRATE + 2.270%, 10/19/2029 (B)(D)	1,541	1,573
6.612%, SOFRRATE + 1.980%, 10/19/2027 (B)(D)	2,256	2,285
5.150%, 07/21/2024 (D)	1,550	1,534
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (B)(D)	3,120	3,105
Brighthouse Financial
4.700%, 06/22/2047	4	3
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)	2,965	2,912
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	7,998	8,154
Cantor Fitzgerald
4.500%, 04/14/2027 (D)	1,575	1,486
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (B)	1,846	1,929
7.149%, SOFRRATE + 2.440%, 10/29/2027 (B)	1,846	1,878
1.343%, SOFRRATE + 0.690%, 12/06/2024 (B)	3,760	3,759
Charles Schwab
6.196%, SOFRRATE + 1.878%, 11/17/2029 (B)	1,810	1,837
6.136%, SOFRRATE + 2.010%, 08/24/2034 (B)	1,836	1,841
5.875%, 08/24/2026	1,860	1,878
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	3,380	3,367
Chubb INA Holdings
3.350%, 05/03/2026	420	405
CI Financial
4.100%, 06/15/2051	2,015	1,124
3.200%, 12/17/2030	2,610	1,994

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citadel
4.875%, 01/15/2027 (D)	$1,240	$1,198
Citibank
5.803%, 09/29/2028	3,713	3,787
5.488%, 12/04/2026	2,515	2,528
Citigroup
8.125%, 07/15/2039	3,046	3,757
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	2,791	2,770
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	4,970	4,964
5.500%, 09/13/2025	1,000	996
5.300%, 05/06/2044	255	231
4.910%, SOFRRATE + 2.086%, 05/24/2033 (B)	700	659
4.750%, 05/18/2046	150	125
4.658%, SOFRRATE + 1.887%, 05/24/2028 (B)	600	586
4.650%, 07/30/2045	1,140	978
4.650%, 07/23/2048	280	242
4.600%, 03/09/2026	2,785	2,719
4.450%, 09/29/2027	1,070	1,025
4.400%, 06/10/2025	2,040	2,000
4.300%, 11/20/2026	590	569
4.125%, 07/25/2028	260	243
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	1,780	1,540
3.352%, TSFR3M + 1.158%, 04/24/2025 (B)	1,385	1,370
3.106%, SOFRRATE + 2.842%, 04/08/2026 (B)	560	540
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	3,888	3,189
2.976%, SOFRRATE + 1.422%, 11/05/2030 (B)	2,575	2,227
2.572%, SOFRRATE + 2.107%, 06/03/2031 (B)	8,840	7,299
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	3,855	3,101
2.520%, SOFRRATE + 1.177%, 11/03/2032 (B)	2,040	1,615
Constellation Insurance
6.800%, 01/24/2030 (D)	1,775	1,624
Cooperatieve Rabobank UA
5.564%, H15T1Y + 1.400%, 02/28/2029 (B)(D)	5,191	5,154
4.375%, 08/04/2025	1,310	1,271
3.758%, H15T1Y + 1.420%, 04/06/2033 (B)(D)	3,290	2,831
3.649%, H15T1Y + 1.220%, 04/06/2028 (B)(D)	780	729

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Credit Agricole SA/London MTN
1.907%, SOFRRATE + 1.676%, 06/16/2026 (B)(D)	$630	$591
Credit Suisse AG/New York NY
7.950%, 01/09/2025	1,570	1,601
7.500%, 02/15/2028	3,000	3,215
5.000%, 07/09/2027	600	588
4.750%, 08/09/2024	770	763
2.950%, 04/09/2025	790	757
Credit Suisse AG/New York NY MTN
3.700%, 02/21/2025	2,645	2,567
3.625%, 09/09/2024	1,360	1,333
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (B)(D)	2,255	2,261
5.375%, 01/12/2024 (D)	940	939
3.244%, US0003M + 1.591%, 12/20/2025 (B)(D)	1,320	1,275
Danske Bank MTN
0.976%, H15T1Y + 0.550%, 09/10/2025 (B)(D)	1,110	1,067
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	1,445	1,472
3.742%, SOFRRATE + 2.257%, 01/07/2033 (B)	2,987	2,286
DNB Bank
1.605%, H15T1Y + 0.680%, 03/30/2028 (B)(D)	1,225	1,072
F&G Global Funding
1.750%, 06/30/2026 (D)	1,580	1,407
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,788	1,703
Farmers Exchange Capital II
6.151%, TSFR3M + 3.744%, 11/01/2053 (B)(D)	4,120	3,817
Fiserv
5.625%, 08/21/2033	5,141	5,169
5.600%, 03/02/2033	380	382
5.375%, 08/21/2028	2,211	2,230
Global Payments
5.950%, 08/15/2052	600	575
4.950%, 08/15/2027	1,666	1,633
2.150%, 01/15/2027	2,731	2,462
Goldman Sachs Capital II
6.406%, TSFR3M + 1.029%(B)(G)	435	340
Goldman Sachs Group
6.750%, 10/01/2037	1,629	1,712
6.250%, 02/01/2041	1,290	1,354
5.866%, SOFRRATE + 0.486%, 10/21/2024 (B)	2,475	2,468
5.150%, 05/22/2045	1,870	1,685
4.750%, 10/21/2045	400	357

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.387%, SOFRRATE + 1.510%, 06/15/2027 (B)	$2,610	$2,529
4.250%, 10/21/2025	820	799
4.223%, TSFR3M + 1.563%, 05/01/2029 (B)	500	472
3.750%, 05/22/2025	500	486
3.615%, SOFRRATE + 1.846%, 03/15/2028 (B)	310	292
3.500%, 01/23/2025	150	146
3.500%, 04/01/2025	870	845
3.500%, 11/16/2026	2,420	2,309
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	2,425	2,371
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	120	86
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	280	192
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	7,895	6,299
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	5,815	4,579
1.542%, SOFRRATE + 0.818%, 09/10/2027 (B)	10,060	8,961
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	9,675	8,778
1.217%, 12/06/2023	2,460	2,459
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	290	271
HSBC Bank USA
7.000%, 01/15/2039	510	563
HSBC Holdings PLC
7.399%, SOFRRATE + 3.020%, 11/13/2034 (B)	4,064	4,230
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	530	538
5.887%, SOFRRATE + 1.570%, 08/14/2027 (B)	3,855	3,862
4.755%, SOFRRATE + 2.110%, 06/09/2028 (B)	660	639
4.583%, TSFR3M + 1.796%, 06/19/2029 (B)	1,207	1,149
4.300%, 03/08/2026	5,405	5,270
4.250%, 03/14/2024	1,190	1,184
4.250%, 08/18/2025	700	679
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	1,030	975
3.973%, TSFR3M + 1.872%, 05/22/2030 (B)	2,818	2,561
2.871%, SOFRRATE + 1.410%, 11/22/2032 (B)	1,250	997
2.804%, SOFRRATE + 1.187%, 05/24/2032 (B)	2,330	1,871

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.357%, SOFRRATE + 1.947%, 08/18/2031 (B)	$410	$328
2.206%, SOFRRATE + 1.285%, 08/17/2029 (B)	240	204
2.099%, SOFRRATE + 1.929%, 06/04/2026 (B)	4,845	4,566
2.013%, SOFRRATE + 1.732%, 09/22/2028 (B)	895	780
1.645%, SOFRRATE + 1.538%, 04/18/2026 (B)	290	273
1.589%, SOFRRATE + 1.290%, 05/24/2027 (B)	3,320	2,991
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (B)	1,539	1,544
6.083%, SOFRRATE + 1.560%, 09/11/2027 (B)	2,236	2,251
Intercontinental Exchange
4.950%, 06/15/2052	270	249
1.850%, 09/15/2032	3,890	2,972
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (D)	1,260	1,237
5.017%, 06/26/2024 (D)	870	859
Jackson Financial
3.125%, 11/23/2031 (F)	2,780	2,213
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,026
6.189%, TSFR3M + 0.812%, 02/01/2027 (B)	2,740	2,590
5.299%, SOFRRATE + 1.450%, 07/24/2029 (B)	4,705	4,689
4.950%, 06/01/2045	300	272
4.452%, TSFR3M + 1.592%, 12/05/2029 (B)	740	709
4.250%, 10/01/2027	2,070	2,013
4.203%, TSFR3M + 1.522%, 07/23/2029 (B)	940	894
4.125%, 12/15/2026	2,420	2,342
4.023%, TSFR3M + 1.262%, 12/05/2024 (B)	2,220	2,220
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	215	180
3.875%, 09/10/2024	440	434
3.625%, 05/13/2024	1,490	1,477
3.625%, 12/01/2027	1,000	944
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	210	141
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	1,760	1,498
2.947%, SOFRRATE + 1.170%, 02/24/2028 (B)	1,470	1,362
2.739%, TSFR3M + 1.510%, 10/15/2030 (B)	1,640	1,415

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.580%, TSFR3M + 1.250%, 04/22/2032 (B)	$1,212	$991
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	2,050	1,648
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	1,960	1,644
2.301%, SOFRRATE + 1.160%, 10/15/2025 (B)	470	456
2.083%, SOFRRATE + 1.850%, 04/22/2026 (B)	1,280	1,216
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	2,525	2,186
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	3,645	2,865
1.578%, SOFRRATE + 0.885%, 04/22/2027 (B)	9,020	8,212
1.470%, SOFRRATE + 0.765%, 09/22/2027 (B)	4,445	3,984
1.045%, SOFRRATE + 0.800%, 11/19/2026 (B)	1,670	1,526
0.969%, TSFR3M + 0.580%, 06/23/2025 (B)	8,540	8,292
KeyBank MTN
5.000%, 01/26/2033	1,076	944
KKR Group Finance II LLC
5.500%, 02/01/2043 (D)(F)	120	109
Lehman Brothers Holdings
6.500%, 12/31/2049 (H)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (H)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, US0003M + 0.840%(G)(H)	20,630	–
Lloyds Bank PLC
3.500%, 05/14/2025	100	97
Lloyds Banking Group PLC
5.871%, H15T1Y + 1.700%, 03/06/2029 (B)	160	161
4.976%, H15T1Y + 2.300%, 08/11/2033 (B)	110	102
4.375%, 03/22/2028	680	645
3.870%, H15T1Y + 3.500%, 07/09/2025 (B)	530	523
3.574%, US0003M + 1.205%, 11/07/2028 (B)	1,710	1,574
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	3,000	2,708
M&T Bank
7.413%, SOFRRATE + 2.800%, 10/30/2029 (B)	1,515	1,580
Marsh & McLennan
5.750%, 11/01/2032	1,510	1,571

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mastercard
3.850%, 03/26/2050	$2,850	$2,328
3.375%, 04/01/2024	240	238
Mercury General
4.400%, 03/15/2027	1,720	1,615
MetLife
6.400%, 12/15/2036	1,400	1,376
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	4,445	4,210
Metropolitan Life Global Funding I MTN
5.000%, 01/06/2026 (D)	2,345	2,332
3.300%, 03/21/2029 (D)	2,460	2,229
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	3,510	3,508
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	3,240	3,218
4.080%, H15T1Y + 1.300%, 04/19/2028 (B)	720	688
3.837%, H15T1Y + 1.125%, 04/17/2026 (B)	700	681
Morgan Stanley
6.342%, SOFRRATE + 2.560%, 10/18/2033 (B)	2,536	2,627
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	1,170	1,134
5.449%, SOFRRATE + 1.630%, 07/20/2029 (B)	2,283	2,274
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	737	726
2.484%, SOFRRATE + 1.360%, 09/16/2036 (B)	1,970	1,487
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	1,520	1,378
Morgan Stanley MTN
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	5,715	5,476
5.164%, SOFRRATE + 1.590%, 04/20/2029 (B)	737	725
4.431%, TSFR3M + 1.890%, 01/23/2030 (B)	70	66
4.350%, 09/08/2026	235	228
4.000%, 07/23/2025	580	567
3.772%, TSFR3M + 1.402%, 01/24/2029 (B)	280	261
3.622%, SOFRRATE + 3.120%, 04/01/2031 (B)	3,165	2,809
3.591%, US0003M + 1.340%, 07/22/2028 (B)	270	253
2.699%, SOFRRATE + 1.143%, 01/22/2031 (B)	10	8
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	4,190	3,323

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	$1,700	$1,549
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	5,815	4,547
2.188%, SOFRRATE + 1.990%, 04/28/2026 (B)	2,020	1,921
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	3,590	3,223
1.164%, SOFRRATE + 0.560%, 10/21/2025 (B)	1,770	1,690
Nasdaq
5.550%, 02/15/2034	2,150	2,149
National Securities Clearing
1.500%, 04/23/2025 (D)	510	485
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(D)	2,565	2,331
Nationwide Mutual Insurance
7.961%, TSFR1M + 2.290%, 12/15/2024 (B)(D)	4,407	4,400
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	2,180	2,234
4.269%, US0003M + 1.762%, 03/22/2025 (B)	1,115	1,108
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	1,640	1,472
New York Life Global Funding
0.950%, 06/24/2025 (D)	550	514
New York Life Insurance
3.750%, 05/15/2050 (D)	650	474
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	2,966	2,000
Park Aerospace Holdings
5.500%, 02/15/2024 (D)	238	237
PayPal Holdings
4.400%, 06/01/2032 (F)	630	602
2.300%, 06/01/2030	3,515	2,973
1.650%, 06/01/2025	640	606
PNC Bank
3.875%, 04/10/2025	910	885
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	1,800	1,911
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	450	450
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	4,325	4,294
5.068%, SOFRRATE + 1.933%, 01/24/2034 (B)	4,540	4,257
3.500%, 01/23/2024	255	254
Principal Life Global Funding II
2.250%, 11/21/2024 (D)	2,940	2,842

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.250%, 06/23/2025 (D)	$270	$252
Prospect Capital
3.706%, 01/22/2026	785	715
Royal Bank of Canada
5.839%, 06/29/2085 (B)	860	774
Royal Bank of Canada MTN
2.250%, 11/01/2024 (F)	170	165
1.150%, 06/10/2025	730	685
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/2031 (B)	1,839	1,920
Santander UK Group Holdings PLC
2.469%, SOFRRATE + 1.220%, 01/11/2028 (B)	705	628
1.673%, SOFRRATE + 0.989%, 06/14/2027 (B)	2,235	1,996
1.532%, H15T1Y + 1.250%, 08/21/2026 (B)	1,140	1,048
1.089%, SOFRRATE + 0.787%, 03/15/2025 (B)	4,785	4,705
Societe Generale MTN
7.367%, 01/10/2053 (D)	1,100	1,063
2.625%, 01/22/2025 (D)	1,345	1,292
Standard Chartered PLC
5.200%, 01/26/2024 (D)	410	409
State Street
3.300%, 12/16/2024	310	303
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	148	160
4.900%, 09/15/2044 (D)	600	532
4.270%, 05/15/2047 (D)	175	142
3.300%, 05/15/2050 (D)	2,360	1,563
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	1,090	1,013
2.800%, 03/10/2027	3,445	3,191
1.150%, 06/12/2025	730	684
Travelers
4.600%, 08/01/2043	50	44
Truist Bank
3.800%, 10/30/2026	250	234
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	2,586	2,704
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	850	851
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	4,225	4,086
Trust Fibra Uno
6.390%, 01/15/2050 (D)	956	733
UBS
5.650%, 09/11/2028	1,722	1,742
4.500%, 06/26/2048	1,540	1,390

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
9.016%, SOFRRATE + 5.020%, 11/15/2033 (B)(D)	$6,125	$7,249
6.537%, SOFRRATE + 3.920%, 08/12/2033 (B)(D)	5,325	5,434
6.373%, SOFRRATE + 3.340%, 07/15/2026 (B)(D)	1,405	1,408
6.301%, H15T1Y + 2.000%, 09/22/2034 (B)(D)	1,158	1,169
4.751%, H15T1Y + 1.750%, 05/12/2028 (B)(D)	660	636
4.488%, H15T1Y + 1.550%, 05/12/2026 (B)(D)	520	508
4.282%, 01/09/2028 (D)	1,695	1,602
4.253%, 03/23/2028 (D)	1,490	1,402
4.194%, SOFRRATE + 3.730%, 04/01/2031 (B)(D)	2,690	2,415
4.125%, 09/24/2025 (D)	1,010	976
3.750%, 03/26/2025	2,160	2,096
3.091%, SOFRRATE + 1.730%, 05/14/2032 (B)(D)	4,540	3,706
2.746%, H15T1Y + 1.100%, 02/11/2033 (B)(D)	400	312
2.593%, SOFRRATE + 1.560%, 09/11/2025 (B)(D)	2,265	2,201
1.305%, SOFRINDX + 0.980%, 02/02/2027 (B)(D)	6,925	6,249
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	960	945
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	1,505	1,482
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	910	909
5.727%, SOFRRATE + 1.430%, 10/21/2026 (B)	475	473
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	4,725	4,327
4.653%, SOFRRATE + 1.230%, 02/01/2029 (B)	4,760	4,567
1.450%, 05/12/2025	1,230	1,159
US Bancorp MTN
3.600%, 09/11/2024	160	158
2.215%, SOFRRATE + 0.730%, 01/27/2028 (B)	130	117
Visa
4.300%, 12/14/2045	810	720
WEA Finance LLC / Westfield UK & Europe Finance PLC
3.750%, 09/17/2024 (D)	1,370	1,330
Wells Fargo
7.950%, 11/15/2029	925	1,006

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	$4,047	$4,227
6.303%, SOFRRATE + 1.790%, 10/23/2029 (B)	2,588	2,666
6.156%, TSFR3M + 0.762%, 01/15/2027 (B)	2,395	2,274
5.606%, 01/15/2044	700	652
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	935	900
5.375%, 11/02/2043	220	200
4.480%, 01/16/2024	392	391
3.000%, 10/23/2026	1,640	1,536
2.188%, SOFRRATE + 2.000%, 04/30/2026 (B)	3,365	3,199
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (B)	1,420	1,418
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	900	877
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	8,410	7,477
4.900%, 11/17/2045	1,310	1,112
4.897%, SOFRRATE + 2.100%, 07/25/2033 (B)	7,542	7,054
4.750%, 12/07/2046	2,365	1,941
4.650%, 11/04/2044	560	462
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	737	617
4.478%, TSFR3M + 4.032%, 04/04/2031 (B)	5,280	4,927
4.400%, 06/14/2046	220	172
4.300%, 07/22/2027	1,180	1,133
4.150%, 01/24/2029	1,450	1,373
3.750%, 01/24/2024	360	359
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	3,275	3,067
3.526%, SOFRRATE + 1.510%, 03/24/2028 (B)	3,880	3,638
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	6,590	5,516
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	3,675	3,464
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	2,530	2,177
2.572%, TSFR3M + 1.262%, 02/11/2031 (B)	415	347
2.406%, TSFR3M + 1.087%, 10/30/2025 (B)	1,190	1,151
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	2,610	2,345

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Willis North America
5.350%, 05/15/2033	$2,385	$2,329

		749,506

Health Care — 2.1%
Abbott Laboratories
4.900%, 11/30/2046	840	811
4.750%, 11/30/2036	1,178	1,153
1.400%, 06/30/2030	1,670	1,371
AbbVie
4.875%, 11/14/2048	130	120
4.550%, 03/15/2035	1,857	1,754
4.500%, 05/14/2035	1,942	1,826
4.450%, 05/14/2046	491	429
4.250%, 11/21/2049	6,730	5,662
4.050%, 11/21/2039	788	677
3.800%, 03/15/2025	700	687
3.600%, 05/14/2025	560	547
3.200%, 11/21/2029	6,342	5,758
2.950%, 11/21/2026	610	577
2.600%, 11/21/2024	2,760	2,683
Amgen
6.375%, 06/01/2037	1,785	1,900
5.750%, 03/02/2063	749	733
5.650%, 03/02/2053	7,606	7,500
5.250%, 03/02/2025	2,206	2,198
5.250%, 03/02/2033	1,497	1,482
5.150%, 11/15/2041	316	292
4.663%, 06/15/2051	104	89
4.400%, 05/01/2045	900	748
3.625%, 05/22/2024	220	218
3.150%, 02/21/2040	880	649
2.000%, 01/15/2032	2,710	2,132
Bayer US Finance II LLC
4.875%, 06/25/2048 (D)	2,228	1,730
4.700%, 07/15/2064 (D)	400	282
4.625%, 06/25/2038 (D)	2,097	1,724
4.400%, 07/15/2044 (D)	2,750	2,000
Becton Dickinson
4.685%, 12/15/2044	412	360
3.734%, 12/15/2024	446	437
3.363%, 06/06/2024	531	524
Bristol-Myers Squibb
5.750%, 02/01/2031	2,780	2,896
3.400%, 07/26/2029	253	235
3.200%, 06/15/2026	768	738
2.900%, 07/26/2024	1,352	1,330
Centene
3.000%, 10/15/2030	5,616	4,686
Cigna Group
4.900%, 12/15/2048	140	124
4.375%, 10/15/2028	1,260	1,215

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.125%, 11/15/2025	$450	$440
3.400%, 03/15/2050 (F)	1,650	1,135
3.400%, 03/15/2051	1,050	718
3.250%, 04/15/2025	1,000	970
CommonSpirit Health
4.350%, 11/01/2042	440	358
CVS Health
5.875%, 06/01/2053	517	506
5.250%, 02/21/2033	1,456	1,431
5.125%, 02/21/2030	2,745	2,705
5.125%, 07/20/2045	170	151
5.050%, 03/25/2048	3,863	3,387
5.000%, 02/20/2026	1,355	1,349
4.780%, 03/25/2038	330	296
4.300%, 03/25/2028	1,336	1,293
4.250%, 04/01/2050	630	491
4.125%, 04/01/2040	240	194
3.875%, 07/20/2025	929	906
3.750%, 04/01/2030	1,835	1,679
3.625%, 04/01/2027	620	590
3.375%, 08/12/2024	95	93
2.125%, 09/15/2031	660	523
1.875%, 02/28/2031	210	166
DH Europe Finance II Sarl
2.200%, 11/15/2024	1,826	1,769
Elevance Health
4.625%, 05/15/2042	219	191
4.550%, 05/15/2052	490	415
4.100%, 05/15/2032	1,090	998
3.650%, 12/01/2027	330	313
3.350%, 12/01/2024	1,190	1,163
Gilead Sciences
4.750%, 03/01/2046	40	36
3.700%, 04/01/2024	1,540	1,530
3.650%, 03/01/2026	890	861
2.600%, 10/01/2040	1,155	795
HCA
5.900%, 06/01/2053	3,006	2,859
5.500%, 06/01/2033	1,139	1,120
5.500%, 06/15/2047	1,790	1,607
5.250%, 04/15/2025	750	744
5.250%, 06/15/2026	1,015	1,006
5.250%, 06/15/2049	1,050	911
4.625%, 03/15/2052	711	563
4.125%, 06/15/2029	1,296	1,202
3.625%, 03/15/2032	3,318	2,864
3.500%, 09/01/2030	1,645	1,446
3.500%, 07/15/2051	1,287	843
2.375%, 07/15/2031	1,015	808
Humana
4.950%, 10/01/2044	200	178
4.800%, 03/15/2047	50	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.500%, 04/01/2025	$120	$118
3.950%, 03/15/2027	860	828
3.850%, 10/01/2024	2,530	2,490
3.700%, 03/23/2029	7,750	7,247
2.150%, 02/03/2032	250	196
Johnson & Johnson
3.700%, 03/01/2046	970	803
Mass General Brigham
3.192%, 07/01/2049	245	165
Medtronic
4.625%, 03/15/2045	123	112
Merck
5.150%, 05/17/2063	564	549
5.000%, 05/17/2053	752	723
2.750%, 12/10/2051	1,050	671
1.450%, 06/24/2030	480	388
Pfizer
4.000%, 12/15/2036	1,050	947
2.700%, 05/28/2050 (F)	1,400	917
2.625%, 04/01/2030	720	633
1.700%, 05/28/2030	680	565
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,486	1,429
5.300%, 05/19/2053	4,912	4,789
4.750%, 05/19/2033	9,356	9,102
Roche Holdings
2.607%, 12/13/2051 (D)	2,080	1,290
Royalty Pharma PLC
1.200%, 09/02/2025	980	905
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	1,888
UnitedHealth Group
6.625%, 11/15/2037	200	225
5.875%, 02/15/2053	3,321	3,529
5.800%, 03/15/2036	560	588
5.200%, 04/15/2063	767	732
4.625%, 07/15/2035	940	903
4.450%, 12/15/2048	140	121
4.250%, 06/15/2048	180	150
4.200%, 05/15/2032	520	490
4.000%, 05/15/2029	770	738
3.875%, 12/15/2028	250	239
3.875%, 08/15/2059	570	428
3.700%, 08/15/2049	140	106
3.250%, 05/15/2051	630	443
3.125%, 05/15/2060	90	58
3.050%, 05/15/2041	349	258
2.900%, 05/15/2050	880	572
2.750%, 05/15/2040	570	408
2.300%, 05/15/2031	150	125
2.000%, 05/15/2030	220	184
1.250%, 01/15/2026	260	241

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Universal Health Services
1.650%, 09/01/2026	$1,260	$1,132
Viatris
4.000%, 06/22/2050	1,020	661
Wyeth LLC
6.450%, 02/01/2024	365	365
5.950%, 04/01/2037	320	338

		153,712

Industrials — 2.0%
3M
3.700%, 04/15/2050	300	223
2.375%, 08/26/2029 (F)	2,320	1,984
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.450%, 04/15/2027 (D)	2,334	2,365
3.300%, 01/30/2032	7,488	6,207
3.000%, 10/29/2028	12,848	11,324
2.450%, 10/29/2026	3,970	3,616
1.650%, 10/29/2024	917	880
Air Lease
5.850%, 12/15/2027	1,325	1,331
5.300%, 02/01/2028	830	821
3.375%, 07/01/2025	490	470
3.250%, 03/01/2025	525	507
Air Lease MTN
2.875%, 01/15/2026	3,019	2,841
2.300%, 02/01/2025	605	579
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	78	70
Boeing
7.250%, 06/15/2025	107	110
5.930%, 05/01/2060	800	776
5.805%, 05/01/2050	4,171	4,068
5.705%, 05/01/2040	1,090	1,075
5.150%, 05/01/2030	1,240	1,229
4.875%, 05/01/2025	2,290	2,266
3.750%, 02/01/2050	1,838	1,335
3.250%, 02/01/2035	3,047	2,449
3.200%, 03/01/2029	720	652
3.100%, 05/01/2026	230	218
2.800%, 03/01/2027	280	258
2.700%, 02/01/2027	340	314
2.196%, 02/04/2026	4,453	4,163
1.433%, 02/04/2024	5,034	4,996
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	233
4.550%, 09/01/2044	825	723
4.450%, 01/15/2053	297	258
3.650%, 09/01/2025	140	136
2.875%, 06/15/2052	610	394

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Pacific Railway
6.125%, 09/15/2115	$34	$34
1.750%, 12/02/2026	320	290
1.350%, 12/02/2024	1,653	1,584
Carrier Global
6.200%, 03/15/2054 (D)	515	544
5.900%, 03/15/2034 (D)	1,471	1,514
3.577%, 04/05/2050	70	50
Caterpillar
4.300%, 05/15/2044	50	44
Cintas No. 2
4.000%, 05/01/2032	3,495	3,238
3.700%, 04/01/2027	590	570
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	38	37
Crowley Conro LLC
4.181%, 08/15/2043	736	684
Deere
3.750%, 04/15/2050	920	748
3.100%, 04/15/2030	160	144
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,462	2,152
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (D)	3,719	3,571
4.500%, 10/20/2025 (D)	887	865
Eaton
7.625%, 04/01/2024	325	327
4.150%, 11/02/2042	530	453
4.000%, 11/02/2032	99	91
Emerson Electric
2.800%, 12/21/2051	2,935	1,858
General Dynamics
4.250%, 04/01/2040	1,915	1,682
4.250%, 04/01/2050	200	172
General Electric MTN
6.121%, TSFR3M + 0.742%, 08/15/2036 (B)	3,035	2,741
ILFC E-Capital Trust II
7.459%, TSFR3M + 2.062%, 12/21/2065 (B)(D)	1,200	917
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	135	110
John Deere Capital MTN
5.150%, 09/08/2026	2,580	2,598
5.150%, 09/08/2033	2,580	2,604
4.950%, 07/14/2028	2,275	2,279
4.150%, 09/15/2027	2,013	1,968
L3Harris Technologies
5.054%, 04/27/2045	330	302

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.854%, 04/27/2035	$210	$197
Lockheed Martin
4.150%, 06/15/2053	2,240	1,858
3.900%, 06/15/2032	410	379
Northrop Grumman
5.250%, 05/01/2050	3,620	3,478
4.400%, 05/01/2030	854	824
3.850%, 04/15/2045	350	273
3.250%, 01/15/2028	480	449
2.930%, 01/15/2025	2,020	1,963
Otis Worldwide
3.112%, 02/15/2040	605	452
2.056%, 04/05/2025	340	325
Parker-Hannifin
4.250%, 09/15/2027	1,990	1,937
2.700%, 06/14/2024	830	817
Quanta Services
0.950%, 10/01/2024	1,326	1,272
Raytheon Technologies
4.125%, 11/16/2028	480	457
3.950%, 08/16/2025	250	244
3.150%, 12/15/2024	320	312
3.125%, 07/01/2050	1,290	845
2.250%, 07/01/2030	680	566
Republic Services
5.000%, 04/01/2034	1,116	1,094
2.500%, 08/15/2024	680	666
1.450%, 02/15/2031	3,485	2,720
Roper Technologies
1.000%, 09/15/2025	940	869
RTX
6.400%, 03/15/2054	1,518	1,648
6.100%, 03/15/2034	1,898	1,989
6.000%, 03/15/2031	2,248	2,328
5.750%, 01/15/2029	1,518	1,549
5.375%, 02/27/2053	1,247	1,192
3.030%, 03/15/2052	420	266
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	2,830	2,597
Union Pacific
3.839%, 03/20/2060	970	721
3.750%, 07/15/2025	530	518
3.750%, 02/05/2070	700	492
3.375%, 02/14/2042	798	610
3.250%, 02/05/2050	1,065	751
2.891%, 04/06/2036	835	662
2.800%, 02/14/2032	960	813
2.375%, 05/20/2031	707	590
2.150%, 02/05/2027	270	248
United Airlines Pass-Through Trust
5.800%, 01/15/2036	3,800	3,645

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
United Parcel Service
5.200%, 04/01/2040	$525	$518
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	17	17
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,149	2,059
Veralto
5.500%, 09/18/2026 (D)	692	695
Waste Management
4.875%, 02/15/2034	1,455	1,427

		140,374

Information Technology — 1.2%
Apple
4.850%, 05/10/2053	377	365
4.375%, 05/13/2045	905	823
4.150%, 05/10/2030	1,112	1,090
3.950%, 08/08/2052	1,044	868
3.450%, 05/06/2024	350	347
2.650%, 05/11/2050	589	383
2.650%, 02/08/2051	455	295
2.375%, 02/08/2041	541	381
Applied Materials
1.750%, 06/01/2030	1,070	884
Broadcom
4.926%, 05/15/2037 (D)	2,203	2,018
4.150%, 11/15/2030	842	781
3.469%, 04/15/2034 (D)	746	620
3.419%, 04/15/2033 (D)	744	625
3.150%, 11/15/2025	872	837
3.137%, 11/15/2035 (D)	2,980	2,319
2.450%, 02/15/2031 (D)	1,163	956
Corning
5.450%, 11/15/2079	1,395	1,219
Intel
5.900%, 02/10/2063	1,037	1,085
5.700%, 02/10/2053	1,476	1,499
5.625%, 02/10/2043	426	434
5.200%, 02/10/2033 (F)	430	436
5.125%, 02/10/2030	600	608
4.750%, 03/25/2050	480	426
3.734%, 12/08/2047	119	91
3.050%, 08/12/2051	310	205
2.800%, 08/12/2041	639	452
1.600%, 08/12/2028	650	563
International Business Machines
3.000%, 05/15/2024	2,340	2,313
Intuit
5.500%, 09/15/2053	1,477	1,515
5.250%, 09/15/2026	1,826	1,839

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.200%, 09/15/2033	$1,459	$1,471
5.125%, 09/15/2028	1,459	1,472
KLA
4.650%, 07/15/2032	640	629
3.300%, 03/01/2050	609	433
Kyndryl Holdings
2.050%, 10/15/2026	1,855	1,657
Lam Research
3.800%, 03/15/2025	150	147
Marvell Technology
5.950%, 09/15/2033	1,107	1,121
5.750%, 02/15/2029	1,107	1,117
1.650%, 04/15/2026	2,010	1,847
Micron Technology
5.875%, 02/09/2033	797	799
5.375%, 04/15/2028	3,724	3,703
3.477%, 11/01/2051	364	244
Microsoft
4.100%, 02/06/2037	245	230
3.450%, 08/08/2036	2,052	1,806
3.300%, 02/06/2027	720	693
3.041%, 03/17/2062	281	191
2.921%, 03/17/2052	646	446
2.875%, 02/06/2024	970	966
2.525%, 06/01/2050	240	154
NVIDIA
3.700%, 04/01/2060	680	523
3.500%, 04/01/2050	1,290	999
NXP BV / NXP FUNDING LLC / NXP USA
4.400%, 06/01/2027	805	777
3.250%, 05/11/2041	729	520
2.700%, 05/01/2025	430	412
2.500%, 05/11/2031	741	602
Oracle
6.900%, 11/09/2052	1,385	1,545
5.550%, 02/06/2053	989	932
4.650%, 05/06/2030	610	589
4.375%, 05/15/2055	448	347
4.300%, 07/08/2034	285	257
4.000%, 07/15/2046	1,291	980
4.000%, 11/15/2047	330	249
3.950%, 03/25/2051	2,590	1,916
3.900%, 05/15/2035	3,620	3,098
3.800%, 11/15/2037	4,295	3,500
3.600%, 04/01/2040	1,834	1,395
3.600%, 04/01/2050	1,920	1,341
2.950%, 05/15/2025	695	670
2.950%, 04/01/2030	1,415	1,240
2.875%, 03/25/2031	1,860	1,592
2.800%, 04/01/2027	625	580
1.650%, 03/25/2026	1,570	1,447

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
QUALCOMM
6.000%, 05/20/2053	$1,675	$1,819
Sprint Capital
8.750%, 03/15/2032	1,630	1,948
Texas Instruments
5.000%, 03/14/2053	1,629	1,565
4.150%, 05/15/2048	1,250	1,061
1.750%, 05/04/2030	440	370
TSMC Arizona
2.500%, 10/25/2031	3,950	3,275
1.750%, 10/25/2026	750	682
TSMC Global
1.375%, 09/28/2030 (D)	2,240	1,759
VMware
4.700%, 05/15/2030	1,336	1,273
1.400%, 08/15/2026	2,163	1,951
1.000%, 08/15/2024	2,311	2,236
Vontier
1.800%, 04/01/2026	1,170	1,061

		89,914

Materials — 0.7%
Amcor Finance USA
3.625%, 04/28/2026	2,000	1,911
Anglo American Capital PLC
4.750%, 03/16/2052 (D)	2,145	1,720
4.000%, 09/11/2027 (D)	280	265
3.625%, 09/11/2024 (D)	1,810	1,778
Barrick North America Finance LLC
5.700%, 05/30/2041	470	468
Berry Global
4.875%, 07/15/2026 (D)	3,270	3,166
1.650%, 01/15/2027	1,785	1,575
BHP Billiton Finance USA
5.000%, 09/30/2043	40	38
Celanese US Holdings LLC
6.700%, 11/15/2033	1,471	1,524
6.550%, 11/15/2030	3,055	3,133
6.050%, 03/15/2025	689	690
Dow Chemical
4.800%, 05/15/2049	925	776
DuPont de Nemours
4.493%, 11/15/2025	2,095	2,061
Freeport-McMoRan
5.450%, 03/15/2043	270	242
5.400%, 11/14/2034	330	313
Glencore Finance Canada
6.900%, 11/15/2037 (D)	767	805
6.000%, 11/15/2041 (D)	271	262
5.550%, 10/25/2042 (D)	334	304
Glencore Funding LLC
6.500%, 10/06/2033 (D)(F)	1,476	1,544

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.000%, 03/27/2027 (D)	$1,570	$1,496
International Flavors & Fragrances
5.000%, 09/26/2048	2,365	1,887
2.300%, 11/01/2030 (D)	4,800	3,812
MEGlobal BV MTN
4.250%, 11/03/2026 (D)	1,440	1,371
2.625%, 04/28/2028 (D)	2,250	1,972
OCP
4.500%, 10/22/2025 (D)	1,860	1,795
Orbia Advance
2.875%, 05/11/2031 (D)(F)	1,340	1,066
1.875%, 05/11/2026 (D)	1,410	1,273
Southern Copper
5.250%, 11/08/2042	4,340	3,881
Suzano Austria GmbH
6.000%, 01/15/2029	2,340	2,319
Vale Overseas
6.875%, 11/21/2036	1,495	1,552
6.250%, 08/10/2026	2,290	2,322

		47,321

Real Estate — 1.3%
Agree
4.800%, 10/01/2032	698	635
2.600%, 06/15/2033	317	240
2.000%, 06/15/2028	1,392	1,177
American Assets Trust
3.375%, 02/01/2031	2,580	1,971
American Homes 4 Rent
3.625%, 04/15/2032	1,281	1,098
2.375%, 07/15/2031	1,320	1,035
American Homes 4 Rent LP
4.300%, 04/15/2052	574	427
3.375%, 07/15/2051	1,120	693
American Tower
5.900%, 11/15/2033	2,216	2,252
5.800%, 11/15/2028	1,847	1,870
5.650%, 03/15/2033	2,318	2,310
5.550%, 07/15/2033	1,920	1,899
5.500%, 03/15/2028	1,482	1,482
3.125%, 01/15/2027	628	583
2.950%, 01/15/2051 (F)	371	228
2.700%, 04/15/2031	3,790	3,120
2.300%, 09/15/2031	588	466
1.875%, 10/15/2030	3,215	2,525
AvalonBay Communities MTN
2.450%, 01/15/2031	2,490	2,059
Boston Properties
3.400%, 06/21/2029	1,510	1,288
2.900%, 03/15/2030	125	100
Brixmor Operating Partnership
2.500%, 08/16/2031	1,950	1,538

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Camden Property Trust
2.800%, 05/15/2030	$480	$413
Crown Castle
5.100%, 05/01/2033	1,255	1,200
5.000%, 01/11/2028	2,492	2,433
4.800%, 09/01/2028	251	243
3.800%, 02/15/2028	1,224	1,139
3.650%, 09/01/2027	1,034	966
2.900%, 04/01/2041	741	500
2.100%, 04/01/2031	4,381	3,441
1.050%, 07/15/2026	1,996	1,774
Equinix
3.900%, 04/15/2032	4,780	4,238
Essex Portfolio
2.550%, 06/15/2031	660	529
Extra Space Storage
3.900%, 04/01/2029	1,153	1,058
2.550%, 06/01/2031	2,590	2,070
2.400%, 10/15/2031	2,090	1,645
2.200%, 10/15/2030	542	430
Federal Realty Investment Trust
3.950%, 01/15/2024	886	883
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,234
5.375%, 04/15/2026	1,305	1,275
5.300%, 01/15/2029	1,775	1,698
4.000%, 01/15/2030	1,542	1,353
4.000%, 01/15/2031	85	73
3.250%, 01/15/2032	38	31
Healthcare Realty Holdings
3.875%, 05/01/2025	1,100	1,052
3.625%, 01/15/2028	195	176
3.500%, 08/01/2026	1,010	950
3.100%, 02/15/2030	30	26
2.050%, 03/15/2031	360	266
2.000%, 03/15/2031	1,000	772
Hudson Pacific Properties
4.650%, 04/01/2029	3,645	2,703
3.950%, 11/01/2027	170	132
3.250%, 01/15/2030	180	121
Invitation Homes Operating Partnership
4.150%, 04/15/2032	1,275	1,115
2.000%, 08/15/2031	2,393	1,809
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	2,180	2,082
LXP Industrial Trust
6.750%, 11/15/2028	545	554
NNN REIT
5.600%, 10/15/2033	1,106	1,081
Physicians Realty
3.950%, 01/15/2028	56	52
2.625%, 11/01/2031	1,325	1,047

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Realty Income
5.625%, 10/13/2032	$1,296	$1,305
4.900%, 07/15/2033	1,236	1,174
2.850%, 12/15/2032	927	751
2.200%, 06/15/2028	686	597
Regency Centers LP
2.950%, 09/15/2029	1,754	1,529
Sabra Health Care LP
3.900%, 10/15/2029	1,335	1,154
Scentre Group Trust 1/ Scentre Group Trust 2
3.625%, 01/28/2026 (D)	1,285	1,233
Simon Property Group LP
2.450%, 09/13/2029	1,915	1,638
STORE Capital
4.625%, 03/15/2029	817	711
4.500%, 03/15/2028	736	656
2.750%, 11/18/2030	1,133	831
2.700%, 12/01/2031	445	319
Sun Communities Operating
4.200%, 04/15/2032	1,281	1,120
VICI Properties
5.625%, 05/15/2052	548	473
5.125%, 05/15/2032	2,636	2,427
4.950%, 02/15/2030	325	302
4.625%, 06/15/2025 (D)	190	185
4.500%, 09/01/2026 (D)	725	689
4.500%, 01/15/2028 (D)	416	386
4.125%, 08/15/2030 (D)	70	61
3.875%, 02/15/2029 (D)	1,170	1,042
3.750%, 02/15/2027 (D)	115	106
Welltower
4.500%, 01/15/2024	183	183
Weyerhaeuser
3.375%, 03/09/2033	2,480	2,107

		92,539

Utilities — 2.1%
Alabama Power
3.700%, 12/01/2047	1,490	1,099
American Electric Power
5.699%, 08/15/2025	1,745	1,746
American Transmission Systems
2.650%, 01/15/2032 (D)	1,182	958
Appalachian Power
4.500%, 03/01/2049	60	47
4.450%, 06/01/2045	1,600	1,269
Arizona Public Service
5.550%, 08/01/2033	2,075	2,055
Baltimore Gas and Electric
5.400%, 06/01/2053	1,112	1,065
2.250%, 06/15/2031	992	812

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
2.850%, 05/15/2051	$2,810	$1,743
Boston Gas
4.487%, 02/15/2042 (D)	140	112
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	1,109	1,119
3.600%, 03/01/2052	733	530
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (D)	1,770	1,777
Comision Federal de Electricidad
3.875%, 07/26/2033 (D)	790	599
Consolidated Edison of New York
5.900%, 11/15/2053	739	751
5.500%, 03/15/2034	1,849	1,864
5.200%, 03/01/2033	391	388
4.450%, 03/15/2044	2,585	2,188
3.950%, 04/01/2050	210	162
3.350%, 04/01/2030	260	234
Constellation Energy Generation LLC
5.600%, 03/01/2028	2,410	2,427
Consumers Energy
2.500%, 05/01/2060	603	329
Dominion Energy
3.071%, 08/15/2024 (C)	1,800	1,763
DTE Electric
3.650%, 03/01/2052	530	383
2.950%, 03/01/2050	1,158	741
DTE Energy
2.529%, 10/01/2024 (C)	1,775	1,727
1.050%, 06/01/2025	2,400	2,240
Duke Energy
5.750%, 09/15/2033	592	600
3.500%, 06/15/2051	205	139
3.150%, 08/15/2027	850	788
2.550%, 06/15/2031	1,103	901
0.900%, 09/15/2025	1,955	1,803
Duke Energy Carolinas LLC
5.400%, 01/15/2054	517	492
5.350%, 01/15/2053	1,487	1,409
4.950%, 01/15/2033	1,105	1,083
4.250%, 12/15/2041	1,000	831
4.000%, 09/30/2042	1,512	1,209
3.550%, 03/15/2052	897	635
2.850%, 03/15/2032	1,233	1,031
2.550%, 04/15/2031	675	563
Duke Energy Florida LLC
5.875%, 11/15/2033	380	393
2.400%, 12/15/2031	989	801
Duke Energy Indiana LLC
2.750%, 04/01/2050	880	526
Duke Energy Ohio
5.250%, 04/01/2033	1,700	1,687

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Progress LLC
5.250%, 03/15/2033	$738	$733
4.150%, 12/01/2044	250	199
2.500%, 08/15/2050	1,001	570
East Ohio Gas
2.000%, 06/15/2030 (D)	2,365	1,883
Entergy Arkansas LLC
5.150%, 01/15/2033	1,488	1,453
2.650%, 06/15/2051	893	513
Entergy Texas
3.450%, 12/01/2027	1,625	1,496
Evergy Metro
5.300%, 10/01/2041	250	234
Eversource Energy
5.950%, 02/01/2029	5,215	5,316
5.125%, 05/15/2033	1,690	1,630
4.600%, 07/01/2027	1,125	1,096
Exelon
5.625%, 06/15/2035	1,720	1,710
5.600%, 03/15/2053	492	471
3.950%, 06/15/2025	1,020	995
FirstEnergy
4.150%, 07/15/2027	1,310	1,246
1.600%, 01/15/2026	300	277
Florida Power & Light
4.400%, 05/15/2028	4,000	3,904
3.250%, 06/01/2024	455	449
Interstate Power and Light
5.700%, 10/15/2033	2,335	2,342
Jersey Central Power & Light
2.750%, 03/01/2032 (D)	1,090	882
KeySpan Gas East
3.586%, 01/18/2052 (D)	4,825	3,125
2.742%, 08/15/2026 (D)	1,175	1,084
Louisville Gas and Electric
5.450%, 04/15/2033	2,285	2,292
Metropolitan Edison
5.200%, 04/01/2028 (D)	1,116	1,102
4.300%, 01/15/2029 (D)	1,886	1,786
4.000%, 04/15/2025 (D)	1,000	965
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,332
3.650%, 04/15/2029	1,330	1,237
2.700%, 08/01/2052	860	516
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (D)	190	180
Mississippi Power
4.250%, 03/15/2042	505	403
3.100%, 07/30/2051	1,190	731
National Rural Utilities Cooperative Finance MTN
1.875%, 02/07/2025	720	690

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
6.051%, 03/01/2025	$2,190	$2,198
NiSource
5.800%, 02/01/2042	471	439
NSTAR Electric
3.100%, 06/01/2051	612	392
Pacific Gas and Electric
6.100%, 01/15/2029	2,730	2,743
5.250%, 03/01/2052	335	276
4.950%, 07/01/2050	3,172	2,524
4.750%, 02/15/2044	334	261
4.500%, 07/01/2040	341	270
4.200%, 06/01/2041	576	426
3.950%, 12/01/2047	2,306	1,564
3.500%, 08/01/2050	220	139
3.300%, 08/01/2040	90	61
2.500%, 02/01/2031	2,795	2,226
2.100%, 08/01/2027	3,586	3,163
PacifiCorp
5.500%, 05/15/2054	552	479
2.900%, 06/15/2052	2,590	1,472
PECO Energy
4.150%, 10/01/2044	1,985	1,607
2.850%, 09/15/2051	1,197	736
Pennsylvania Electric
5.150%, 03/30/2026 (D)	744	736
4.150%, 04/15/2025 (D)	995	970
3.250%, 03/15/2028 (D)	967	882
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	2,090	1,972
5.450%, 05/21/2028 (D)	830	826
4.125%, 05/15/2027 (D)	1,990	1,910
Piedmont Natural Gas
5.050%, 05/15/2052	2,000	1,737
2.500%, 03/15/2031	2,000	1,630
Progress Energy
6.000%, 12/01/2039	200	199
Public Service Electric and Gas MTN
5.125%, 03/15/2053	1,390	1,325
2.700%, 05/01/2050	464	285
2.050%, 08/01/2050	275	147
1.900%, 08/15/2031	1,705	1,347
Public Service Enterprise Group
6.125%, 10/15/2033	888	918
5.875%, 10/15/2028	2,221	2,266
Public Service of Oklahoma
3.150%, 08/15/2051	671	423
Southern California Edison
4.125%, 03/01/2048	748	582
Southern California Gas
2.550%, 02/01/2030	1,840	1,567

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern Gas Capital
3.250%, 06/15/2026	$1,550	$1,474
Southwestern Electric Power
5.300%, 04/01/2033	1,560	1,498
2.750%, 10/01/2026	1,000	930
1.650%, 03/15/2026	3,990	3,672
Southwestern Public Service
3.750%, 06/15/2049	2,000	1,410
Texas Electric Market Stabilization Funding N LLC
4.265%, 08/01/2034 (D)	5,772	5,456
Virginia Electric and Power
5.450%, 04/01/2053	186	176
5.000%, 04/01/2033	2,078	2,007
4.650%, 08/15/2043	1,205	1,028
3.450%, 02/15/2024	150	149
2.950%, 11/15/2051	992	616
Vistra Operations LLC
4.300%, 07/15/2029 (D)	2,725	2,472
WEC Energy Group
0.800%, 03/15/2024	1,480	1,458
Wisconsin Electric Power
1.700%, 06/15/2028	670	582

		151,487

Total Corporate Obligations
(Cost $2,142,324) ($ Thousands)		1,968,006

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Bills
5.441%, 01/30/2024 (I)	10,100	10,011
5.440%, 04/11/2024 (I)	4,930	4,836
5.414%, 02/15/2024 (I)	23,530	23,269
5.377%, 12/14/2023 (I)	17,130	17,097
5.309%, 01/18/2024 (I)	17,025	16,906
U.S. Treasury Bonds
4.750%, 11/15/2043	36,470	36,744
4.750%, 11/15/2053	68,821	71,542
4.375%, 08/15/2043	128,089	122,425
4.125%, 08/15/2053	33,877	31,680
4.000%, 11/15/2042	1,530	1,391
4.000%, 11/15/2052	310	283
3.875%, 02/15/2043	7,450	6,645
3.875%, 05/15/2043	33,184	29,575
3.625%, 08/15/2043	460	395
3.625%, 02/15/2044	6,330	5,417
3.625%, 02/15/2053	9,580	8,174
3.625%, 05/15/2053	11,214	9,572
3.375%, 08/15/2042	450	374
3.375%, 05/15/2044	5,470	4,495

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.375%, 11/15/2048	$1,840	$1,486
3.250%, 05/15/2042	4,120	3,373
3.125%, 08/15/2044	600	472
3.125%, 05/15/2048	10,270	7,925
3.000%, 02/15/2049	8,260	6,222
3.000%, 08/15/2052	25,348	19,124
2.875%, 08/15/2028	1,389	1,303
2.875%, 08/15/2045	590	441
2.875%, 05/15/2049	1,360	999
2.875%, 05/15/2052	23,220	17,053
2.375%, 02/15/2042	15,443	11,000
2.375%, 05/15/2051	13,630	8,954
2.250%, 05/15/2041	240	170
2.250%, 02/15/2052	27,453	17,491
2.000%, 11/15/2041	98,969	66,305
2.000%, 08/15/2051	25,489	15,268
1.875%, 02/15/2051	14,000	8,140
1.875%, 11/15/2051	14,575	8,443
1.750%, 08/15/2041	63,277	40,722
1.625%, 11/15/2050	9,286	5,055
1.375%, 11/15/2040	70,376	43,081
1.375%, 08/15/2050	100	51
1.125%, 05/15/2040	2,289	1,357
1.125%, 08/15/2040	72,111	42,376
U.S. Treasury Inflation-Protected Securities
1.125%, 01/15/2033	15,840	14,498
U.S. Treasury Notes
5.000%, 08/31/2025	6,520	6,540
5.000%, 09/30/2025	17,309	17,373
5.000%, 10/31/2025	21,438	21,535
4.875%, 11/30/2025	59,466	59,652
4.875%, 10/31/2028	186,851	191,435
4.875%, 10/31/2030	3,180	3,275
4.750%, 07/31/2025	5,275	5,266
4.625%, 02/28/2025	602	599
4.625%, 09/15/2026	8,335	8,364
4.625%, 11/15/2026	108,339	108,805
4.625%, 09/30/2028	6,127	6,207
4.625%, 09/30/2030	10	10
4.500%, 11/30/2024	108	107
4.500%, 11/15/2033	101,755	103,011
4.375%, 10/31/2024	470	466
4.375%, 08/15/2026	3,750	3,736
4.375%, 08/31/2028	580	582
4.375%, 11/30/2028	111,128	111,545
4.375%, 11/30/2030	15,246	15,256
4.250%, 05/31/2025	25,673	25,425
4.250%, 10/15/2025	8,980	8,898
4.125%, 01/31/2025	18,228	18,026
4.000%, 02/15/2026	223	220
4.000%, 02/28/2030	9,474	9,278
3.875%, 03/31/2025	5,495	5,415

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
3.875%, 04/30/2025	$23,907	$23,550
3.250%, 06/30/2029	29,645	28,017
3.000%, 07/15/2025	3,985	3,870
2.750%, 04/30/2027	7,055	6,685
2.750%, 07/31/2027	8,715	8,231
2.625%, 07/31/2029	39,605	36,169
2.375%, 03/31/2029	9,373	8,497
2.000%, 11/15/2026	7,220	6,732
1.500%, 08/15/2026	7,323	6,766
1.375%, 10/31/2028	12,550	10,914
1.125%, 08/31/2028	1,714	1,479
1.000%, 07/31/2028	7,550	6,492
0.750%, 05/31/2026	1,243	1,133
0.375%, 07/31/2027	14,830	12,828

Total U.S. Treasury Obligations
(Cost $1,741,127) ($ Thousands)		1,634,529

ASSET-BACKED SECURITIES — 8.4%
Automotive — 2.2%

Ally Auto Receivables Trust, Ser 2022-3, Cl A4
5.070%, 06/15/2031	876	870
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,661	1,635
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A3
5.620%, 11/18/2027	757	755
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A3
5.810%, 05/18/2028	1,495	1,497
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/2031 (D)	675	668
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	590	567
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (D)	1,248	1,183
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	3,620	3,339
Avis Budget Rental Car Funding AESOP LLC, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (D)	1,050	938
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl A
5.780%, 04/20/2028 (D)	2,125	2,119

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
BMW Vehicle Lease Trust, Ser 2023-1, Cl A3
5.160%, 11/25/2025	$530	$528
BMW Vehicle Lease Trust, Ser 2023-1, Cl A4
5.070%, 06/25/2026	1,181	1,174
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/2026	1,350	1,360
BMW Vehicle Owner Trust, Ser 2023-A, Cl A3
5.470%, 02/25/2028	810	814
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A3
3.660%, 05/17/2027	2,825	2,750
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A3
4.870%, 02/15/2028	2,683	2,661
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	865	865
Chase Auto Owner Trust, Ser 2022-AA, Cl A4
3.990%, 03/27/2028 (D)	1,120	1,085
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	1,140	1,107
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,990	1,923
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (D)	1,455	1,473
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	905	877
Ford Credit Auto Owner Trust, Ser 2022-1, Cl A
3.880%, 11/15/2034 (D)	2,334	2,229
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A4
5.300%, 03/15/2028	788	787
Ford Credit Auto Owner Trust, Ser 2023-2, Cl C
6.160%, 02/15/2036 (D)	2,820	2,824
Ford Credit Auto Owner Trust, Ser 2023-A, Cl A3
4.650%, 02/15/2028	3,281	3,238
Ford Credit Auto Owner Trust, Ser 2023-C, Cl A3
5.530%, 09/15/2028	1,755	1,762
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	2,594
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	2,175	2,155

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A4
5.090%, 05/20/2027	$1,064	$1,055
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A4
5.440%, 08/20/2027	677	675
GM Financial Consumer Automobile Receivables Trust, Ser 2022-4, Cl A3
4.820%, 08/16/2027	1,305	1,293
GM Financial Revolving Receivables Trust, Ser 2023-2, Cl A
5.770%, 08/11/2036 (D)	1,115	1,140
Hertz Vehicle Financing III LLC, Ser 2022-3A, Cl A
3.370%, 03/25/2025 (D)	693	690
Hertz Vehicle Financing III LLC, Ser 2023-2A, Cl A
5.570%, 09/25/2029 (D)	1,875	1,851
Hertz Vehicle Financing III LLC, Ser 2023-4A, Cl A
6.150%, 03/25/2030 (D)	1,082	1,093
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (D)	2,030	1,791
Hertz Vehicle Financing LLC, Ser 2022-4A, Cl A
3.730%, 09/25/2026 (D)	1,344	1,297
Honda Auto Receivables Owner Trust, Ser 2022-2, Cl A3
3.730%, 07/20/2026	1,490	1,460
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (D)	1,715	1,698
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A4
5.170%, 04/15/2027 (D)	1,684	1,668
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A3
5.800%, 12/15/2026 (D)	5,970	6,010
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A4
5.840%, 09/15/2027 (D)	1,115	1,123
Hyundai Auto Receivables Trust, Ser 2021-C, Cl A4
1.030%, 12/15/2027	1,347	1,255
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	2,641	2,571
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A4
2.350%, 04/17/2028	899	847

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2023-A, Cl A4
4.480%, 07/17/2028	$1,525	$1,494
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A3
5.480%, 04/17/2028	858	863
Hyundai Auto Receivables Trust, Ser 2023-C, Cl A3
5.540%, 10/16/2028	3,555	3,587
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (D)	51	51
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	355	346
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl B
0.760%, 02/26/2029 (D)	992	955
Mercedes-Benz Auto Receivables Trust, Ser 2022-1, Cl A4
5.250%, 02/15/2029	1,834	1,833
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A4
4.310%, 04/16/2029	1,394	1,360
Nissan Auto Lease Trust, Ser 2023-B, Cl A4
5.610%, 11/15/2027	1,493	1,495
Nissan Auto Receivables Owner Trust, Ser 2022-B, Cl A4
4.450%, 11/15/2029	1,104	1,080
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A3
6.230%, 06/15/2028 (D)	1,640	1,653
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A3
3.960%, 04/15/2026 (D)	1,654	1,637
PenFed Auto Receivables Owner Trust, Ser 2022-A, Cl A4
4.180%, 12/15/2028 (D)	813	796
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.900%, 06/15/2026	352	350
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	1,725	1,713
Santander Drive Auto Receivables Trust, Ser 2022-3, Cl A3
3.400%, 12/15/2026	1,794	1,778
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A3
4.140%, 02/16/2027	1,862	1,846
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	1,281	1,274

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A3
4.490%, 11/16/2026	$5,116	$5,087
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl A3
5.750%, 04/15/2027	948	946
Santander Retail Auto Lease Trust, Ser 2022-B, Cl A3
3.280%, 11/20/2025 (D)	2,920	2,875
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A3
5.470%, 10/20/2028 (D)	2,195	2,194
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (D)	885	871
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	3,475	3,262
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	7,785	7,073
Toyota Auto Loan Extended Note Trust, Ser 2022-1A, Cl A
3.820%, 04/25/2035 (D)	3,840	3,670
Toyota Auto Loan Extended Note Trust, Ser 2023-1A, Cl A
4.930%, 06/25/2036 (D)	4,760	4,685
Toyota Auto Receivables Owner Trust, Ser 2022-D, Cl A4
5.430%, 04/17/2028	994	1,002
Toyota Auto Receivables Owner Trust, Ser 2023-A, Cl A4
4.420%, 08/15/2028	1,312	1,282
Toyota Auto Receivables Owner Trust, Ser 2023-B, Cl A3
4.710%, 02/15/2028	5,441	5,387
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A3
5.160%, 04/17/2028	3,130	3,127
Toyota Auto Receivables Owner Trust, Ser 2023-D, Cl A3
5.540%, 08/15/2028	1,760	1,777
Veridian Auto Receivables Trust, Ser 2023-1A, Cl A3
5.560%, 03/15/2028 (D)	3,050	3,023
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	1,135	1,124
Volkswagen Auto Loan Enhanced Trust, Ser 2023-1, Cl A3
5.020%, 06/20/2028	2,187	2,175

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Loan Enhanced Trust, Ser 2023-2, Cl A3
5.480%, 12/20/2028	$4,275	$4,296
World Omni Automobile Lease Securitization Trust, Ser 2023-A, Cl A3
5.070%, 09/15/2026	1,115	1,107
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	1,619	1,617
		153,985

Credit Cards — 0.4%

American Express Credit Account Master Trust, Ser 2022-2, Cl A
3.390%, 05/15/2027	1,580	1,536
American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	1,077	1,072
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
6.207%, TSFR1M + 0.884%, 05/14/2029 (B)	4,245	4,251
Discover Card Execution Note Trust, Ser 2022-A3, Cl A3
3.560%, 07/15/2027	4,088	3,971
Discover Card Execution Note Trust, Ser 2023-A1, Cl A
4.310%, 03/15/2028	2,865	2,812
Discover Card Execution Note Trust, Ser 2023-A2, Cl A
4.930%, 06/15/2028	6,720	6,688
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	4,653	4,676
		25,006

Mortgage Related Securities — 0.1%

Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032 (C)	12	12
Accredited Mortgage Loan Trust, Ser 2005-3, Cl M3
6.177%, TSFR1M + 0.834%, 09/25/2035 (B)	680	672
Centex Home Equity Loan Trust, Ser 2005-A, Cl M1
6.177%, TSFR1M + 0.834%, 01/25/2035 (B)	1,250	1,237
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
6.257%, TSFR1M + 0.934%, 09/15/2029 (B)	136	128

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
5.777%, TSFR1M + 0.434%, 08/25/2036 (B)	$664	$236
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
6.358%, 01/25/2047 (C)	12	4
RASC Trust, Ser 2005-KS9, Cl M5
6.402%, TSFR1M + 0.744%, 10/25/2035 (B)	4,071	3,977
RASC Trust, Ser 2006-KS2, Cl M2
6.042%, TSFR1M + 0.699%, 03/25/2036 (B)	1,192	1,167
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	7	6
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
6.457%, TSFR1M + 1.114%, 10/25/2034 (B)	2,018	1,974
		9,413

Other Asset-Backed Securities — 5.7%

AB BSL CLO IV, Ser 2023-4A, Cl A
7.416%, TSFR3M + 2.000%, 04/20/2036 (B)(D)	890	893
ABPCI Direct Lending Fund CLO X, Ser 2020-10A, Cl A1A
7.538%, TSFR3M + 2.212%, 01/20/2032 (B)(D)	2,420	2,414
ABPCI Direct Lending Fund IX LLC, Ser 2021-9A, Cl A1R
7.049%, TSFR3M + 1.662%, 11/18/2031 (B)(D)	4,190	4,173
AccessLex Institute, Ser 2007-A, Cl A3
5.941%, US0003M + 0.300%, 05/25/2036 (B)	1,244	1,210
AGL CLO VI, Ser 2021-6A, Cl AR
6.877%, TSFR3M + 1.462%, 07/20/2034 (B)(D)	610	610
Aimco CLO XI, Ser 2021-11A, Cl AR
6.794%, TSFR3M + 1.392%, 10/17/2034 (B)(D)	5,500	5,483
Aligned Data Centers Issuer LLC, Ser 2021-1A, Cl A2
1.937%, 08/15/2046 (D)	3,630	3,194
American Homes 4 Rent, Ser 2015-SFR1, Cl A
3.467%, 04/17/2052 (D)	4,757	4,595
AMMC CLO 15, Ser 2021-15A, Cl BR3
7.306%, TSFR3M + 1.912%, 01/15/2032 (B)(D)	2,000	1,978

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
6.710%, TSFR3M + 1.312%, 07/24/2029 (B)(D)	$928	$928
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.727%, TSFR3M + 1.312%, 04/20/2034 (B)(D)	1,320	1,316
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL4, Cl AS
7.137%, TSFR1M + 1.814%, 11/15/2036 (B)(D)	4,831	4,704
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl A
6.774%, SOFR30A + 1.450%, 01/15/2037 (B)(D)	1,848	1,807
Ares Loan Funding IV, Ser 2023-ALF4A, Cl A1
7.097%, TSFR3M + 1.750%, 10/15/2036 (B)(D)	3,270	3,275
Ares LXIII CLO, Ser 2022-63A, Cl A1A
6.796%, TSFR3M + 1.380%, 04/20/2035 (B)(D)	2,750	2,739
Ares XLII Clo, Ser 2021-42A, Cl BR
7.174%, TSFR3M + 1.762%, 01/22/2028 (B)(D)	2,000	1,984
Balboa Bay Loan Funding, Ser 2021-2A, Cl A1
6.844%, TSFR3M + 1.432%, 01/20/2035 (B)(D)	1,230	1,225
Birch Grove CLO 7, Ser 2023-7A, Cl A1
7.178%, TSFR3M + 1.800%, 10/20/2036 (B)(D)	1,420	1,422
Blackbird Capital II Aircraft Lease, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (D)	795	677
BlueMountain CLO XXXI, Ser 2021-31A, Cl A1
6.808%, TSFR3M + 1.412%, 04/19/2034 (B)(D)	350	347
Brazos Education Loan Authority, Ser 2012-1, Cl A1
6.143%, SOFR30A + 0.814%, 12/26/2035 (B)	525	521
Brightwood Capital MM CLO, Ser 2023-1A, Cl A1A
8.151%, TSFR3M + 2.750%, 10/15/2035 (B)(D)	1,690	1,685
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
6.699%, TSFR3M + 1.312%, 07/27/2031 (B)(D)	814	813
Catskill Park CLO, Ser 2017-1A, Cl A2
7.377%, TSFR3M + 1.962%, 04/20/2029 (B)(D)	1,500	1,494

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Cayuga Park CLO, Ser 2021-1A, Cl AR
6.784%, TSFR3M + 1.382%, 07/17/2034 (B)(D)	$2,360	$2,355
CBAM, Ser 2017-1A, Cl A1
6.927%, TSFR3M + 1.512%, 07/20/2030 (B)(D)	566	566
CCG Receivables Trust, Ser 2023-2, Cl A2
6.280%, 04/14/2032 (D)	815	818
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (D)	1,580	1,476
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.838%, 11/25/2034 (C)	88	85
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.838%, 11/25/2034 (C)	87	83
CIFC Funding, Ser 2021-1A, Cl A1
6.750%, TSFR3M + 1.372%, 04/25/2033 (B)(D)	730	728
CIFC Funding, Ser 2021-3A, Cl A1R
6.807%, TSFR3M + 1.392%, 10/20/2034 (B)(D)	840	840
CIFC Funding, Ser 2021-4A, Cl A1A2
6.747%, TSFR3M + 1.332%, 04/20/2034 (B)(D)	350	349
CIFC Funding, Ser 2021-7A, Cl A1
6.804%, TSFR3M + 1.392%, 01/23/2035 (B)(D)	6,225	6,202
CIT Education Loan Trust, Ser 2007-1, Cl A
5.595%, SOFR90A + 0.352%, 03/25/2042 (B)(D)	927	896
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
4.886%, 03/25/2037 (C)	212	209
CNH Equipment Trust, Ser 2022-B, Cl A3
3.890%, 08/16/2027	3,130	3,050
CNH Equipment Trust, Ser 2022-C, Cl A3
5.150%, 04/17/2028	3,265	3,253
College Ave Student Loans LLC, Ser 2023-A, Cl A2
5.330%, 05/25/2055 (D)	2,860	2,763
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
7.107%, TSFR1M + 1.764%, 11/26/2046 (B)(D)	460	460
College Avenue Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	354	336
College Avenue Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	749	681
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	601	517

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans LLC, Ser 2021-C, Cl A2
2.320%, 07/26/2055 (D)	$396	$338
COOF Securitization Trust, Ser 2014-1, Cl A, IO
3.120%, 06/25/2040 (B)(D)	101	8
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
5.997%, TSFR1M + 0.654%, 12/25/2034 (B)	1,808	1,729
Countrywide Asset-Backed Certificates Trust, Ser 2006-SD3, Cl A1
6.117%, TSFR1M + 0.774%, 07/25/2036 (B)(D)	20	20
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
6.357%, TSFR1M + 1.014%, 10/25/2047 (B)	190	167
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
5.557%, TSFR1M + 0.234%, 04/15/2037 (B)	1,071	979
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032 (C)	21	19
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.073%, 12/25/2036 (C)	310	243
Dell Equipment Finance Trust, Ser 2022-2, Cl A3
4.140%, 07/22/2027 (D)	795	782
Dell Equipment Finance Trust, Ser 2023-3, Cl A3
5.930%, 04/23/2029 (D)	1,255	1,263
DLLAA LLC, Ser 2023-1A, Cl A3
5.640%, 02/22/2028 (D)	760	760
DLLAD LLC, Ser 2023-1A, Cl A3
4.790%, 01/20/2028 (D)	3,395	3,342
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (D)	2,825	2,803
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
6.556%, TSFR3M + 1.162%, 04/15/2029 (B)(D)	3,040	3,034
Eaton Vance CLO, Ser 2021-2A, Cl AR
6.806%, TSFR3M + 1.412%, 01/15/2035 (B)(D)	1,500	1,496
Educational Funding of the South, Ser 2011-1, Cl A2
6.246%, SOFR90A + 0.912%, 04/25/2035 (B)	84	84

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
EDvestinU Private Education Loan Issue No. 4 LLC, Ser 2022-A, Cl A
5.250%, 11/25/2040 (D)	$1,549	$1,497
Elmwood CLO IV, Ser 2020-1A, Cl A
6.896%, TSFR3M + 1.502%, 04/15/2033 (B)(D)	1,090	1,089
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	8,500	7,777
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	179	166
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.117%, TSFR1M + 0.774%, 01/25/2036 (B)	5,785	5,384
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	183	181
GoldentTree Loan Management US CLO I, Ser 2021-11A, Cl B
7.277%, TSFR3M + 1.862%, 10/20/2034 (B)(D)	6,000	5,898
Golub Capital Partners CLO 66B, Ser 2023-66A, Cl A
7.328%, TSFR3M + 1.950%, 04/25/2036 (B)(D)	890	891
Golub Capital Partners CLO XLV MM, Ser 2019-45A, Cl A
7.397%, TSFR3M + 1.982%, 10/20/2031 (B)(D)	1,500	1,500
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
7.560%, TSFR3M + 2.162%, 12/20/2029 (B)(D)	1,848	1,844
GreatAmerica Leasing Receivables Funding LLC, Ser 2022-1, Cl A3
5.080%, 09/15/2026 (D)	1,925	1,902
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
7.027%, TSFR3M + 1.612%, 01/20/2033 (B)(D)	590	590
Halsey Point CLO III, Ser 2020-3A, Cl A1A
7.102%, TSFR3M + 1.712%, 11/30/2032 (B)(D)	700	700
Hardee's Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (D)	3,675	2,969
HGI CRE CLO, Ser 2021-FL1, Cl A
6.494%, TSFR1M + 1.164%, 06/16/2036 (B)(D)	1,724	1,698
Hildene Community Funding CDO, Ser 2021-1A, Cl ARR
2.600%, 11/01/2035 (D)	2,069	1,619
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	769	726

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Home Partners of America Trust, Ser 2019-2, Cl A
2.703%, 10/19/2039 (D)	$3,030	$2,706
HPS Loan Management, Ser 2021-16A, Cl A1
6.814%, TSFR3M + 1.402%, 01/23/2035 (B)(D)	6,000	5,973
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	1,116	987
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	1,439	1,216
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.808%, 08/25/2038 (B)(D)	451	8
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
2.334%, 04/25/2040 (B)(D)	73	5
Kings Park CLO, Ser 2021-1A, Cl A
6.804%, TSFR3M + 1.392%, 01/21/2035 (B)(D)	710	709
KKR CLO XXXII, Ser 2020-32A, Cl A1
6.976%, TSFR3M + 1.582%, 01/15/2032 (B)(D)	900	900
KREF, Ser 2022-FL3, Cl A
6.783%, TSFR1M + 1.450%, 02/17/2039 (B)(D)	4,100	4,036
Logan CLO, Ser 2021-1A, Cl A
6.837%, TSFR3M + 1.422%, 07/20/2034 (B)(D)	470	470
Madison Park Funding XXVII, Ser 2018-27A, Cl A2
7.027%, TSFR3M + 1.612%, 04/20/2030 (B)(D)	2,655	2,614
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
6.667%, TSFR3M + 1.252%, 04/20/2032 (B)(D)	3,500	3,491
Madison Park Funding XXXVII, Ser 2021-37A, Cl AR
6.726%, TSFR3M + 1.332%, 07/15/2033 (B)(D)	470	468
Magnetite XIV-R, Ser 2018-14RA, Cl A1
6.777%, TSFR3M + 1.382%, 10/18/2031 (B)(D)	450	450
Magnetite XIV-R, Ser 2018-14RA, Cl A2
6.777%, TSFR3M + 1.382%, 10/18/2031 (B)(D)	2,910	2,894
MF1, Ser 2020-FL4, Cl A
7.144%, TSFR1M + 1.814%, 11/15/2035 (B)(D)	936	933
MF1, Ser 2021-FL6, Cl A
6.544%, TSFR1M + 1.214%, 07/16/2036 (B)(D)	550	541

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
MF1, Ser 2021-FL7, Cl A
6.526%, TSFR1M + 1.194%, 10/16/2036 (B)(D)	$3,873	$3,817
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (D)	1,819	1,768
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	666	646
MKS CLO, Ser 2018-2A, Cl A
6.867%, TSFR3M + 1.452%, 01/20/2031 (B)(D)	1,063	1,062
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	360	328
Myers Park CLO, Ser 2018-1A, Cl B1
7.277%, TSFR3M + 1.862%, 10/20/2030 (B)(D)	890	882
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
7.037%, TSFR1M + 1.714%, 10/15/2031 (B)(D)	620	621
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
7.587%, TSFR1M + 2.264%, 12/15/2045 (B)(D)	261	262
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	436	423
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	57	56
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	2,790	2,666
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	770	743
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	1,357	1,294
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	1,766	1,642
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	2,146	1,978
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	1,052	946
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (D)	1,148	1,028
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	1,329	1,174

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	$195	$168
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	584	501
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	2,221	1,896
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	3,228	2,733
Navient Private Education Refi Loan Trust, Ser 2021-FA, Cl A
1.110%, 02/18/2070 (D)	2,073	1,720
Navient Private Education Refi Loan Trust, Ser 2021-GA, Cl A
1.580%, 04/15/2070 (D)	509	433
Navient Private Education Refi Loan Trust, Ser 2022-A, Cl A
2.230%, 07/15/2070 (D)	1,813	1,570
Navient Student Loan Trust, Ser 2014-1, Cl A3
5.953%, SOFR30A + 0.624%, 06/25/2031 (B)	2,059	1,990
Navient Student Loan Trust, Ser 2014-3, Cl A
6.063%, SOFR30A + 0.734%, 03/25/2083 (B)	2,755	2,718
Navient Student Loan Trust, Ser 2014-4, Cl A
6.063%, SOFR30A + 0.734%, 03/25/2083 (B)	1,873	1,824
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.793%, SOFR30A + 1.464%, 06/25/2065 (B)(D)	1,194	1,200
Navient Student Loan Trust, Ser 2017-3A, Cl A3
6.493%, SOFR30A + 1.164%, 07/26/2066 (B)(D)	5,848	5,803
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	651	617
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	892	752
Navient Student Loan Trust, Ser 2021-3A, Cl A1A
1.770%, 08/25/2070 (D)	2,139	1,845
Navient Student Loan Trust, Ser 2023-BA, Cl A1A
6.480%, 03/15/2072 (D)	900	904

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
5.776%, SOFR90A + 0.442%, 10/27/2036 (B)	$473	$463
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
5.756%, SOFR90A + 0.422%, 01/25/2037 (B)	1,414	1,394
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
5.706%, SOFR90A + 0.372%, 10/25/2033 (B)	3,087	3,024
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
5.603%, SOFR90A + 0.362%, 03/23/2037 (B)	3,260	3,198
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
5.623%, SOFR90A + 0.382%, 12/24/2035 (B)	2,418	2,376
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
5.683%, SOFR90A + 0.442%, 03/22/2032 (B)	393	372
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
6.393%, SOFR30A + 1.064%, 11/25/2048 (B)(D)	3,371	3,334
Nelnet Student Loan Trust, Ser 2019-5, Cl A
2.530%, 10/25/2067 (D)	1,417	1,277
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	1,491	1,322
Neuberger Berman Loan Advisers CLO, Ser 2018-29A, Cl A1
6.788%, TSFR3M + 1.392%, 10/19/2031 (B)(D)	370	370
New Economy Assets Phase I Sponsor LLC, Ser 2021-1, Cl B1
2.410%, 10/20/2061 (D)	5,740	4,863
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
5.647%, TSFR1M + 0.304%, 04/25/2037 (B)	5,538	5,163
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (D)	2,556	2,256
Oaktree CLO, Ser 2022-3A, Cl A2
7.694%, TSFR3M + 2.300%, 07/15/2035 (B)(D)	250	250
Octagon 66, Ser 2023-1A, Cl A1R
7.140%, TSFR3M + 1.750%, 11/16/2036 (B)(D)	2,500	2,499

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
6.606%, TSFR3M + 1.212%, 07/15/2029 (B)(D)	$3,655	$3,648
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
6.639%, TSFR3M + 1.262%, 02/14/2031 (B)(D)	1,300	1,297
Octane Receivables Trust, Ser 2023-1A, Cl A
5.870%, 05/21/2029 (D)	1,267	1,263
OHA Credit Funding VII, Ser 2022-7A, Cl AR
6.697%, TSFR3M + 1.300%, 02/24/2037 (B)(D)	1,730	1,722
OHA Credit Partners XVI, Ser 2021-16A, Cl A
6.807%, TSFR3M + 1.412%, 10/18/2034 (B)(D)	350	350
Owl Rock CLO III, Ser 2020-3A, Cl A1L
7.477%, TSFR3M + 2.062%, 04/20/2032 (B)(D)	1,620	1,612
Palmer Square CLO, Ser 2021-1A, Cl A1R
6.789%, TSFR3M + 1.412%, 11/14/2034 (B)(D)	2,430	2,426
Palmer Square CLO, Ser 2022-1A, Cl A
6.736%, TSFR3M + 1.320%, 04/20/2035 (B)(D)	5,800	5,770
Palmer Square CLO, Ser 2022-5A, Cl A
7.416%, TSFR3M + 2.000%, 10/20/2035 (B)(D)	710	710
Point Au Roche Park CLO, Ser 2021-1A, Cl A
6.757%, TSFR3M + 1.342%, 07/20/2034 (B)(D)	3,130	3,122
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (D)	2,645	2,562
Rad CLO, Ser 2023-22A, Cl A1
7.202%, TSFR3M + 1.830%, 01/20/2037 (B)(D)	3,040	3,040
RAMP Trust, Ser 2007-RZ1, Cl A3
5.957%, TSFR1M + 0.614%, 02/25/2037 (B)	2,985	2,919
Recette CLO, Ser 2021-1A, Cl ARR
6.757%, TSFR3M + 1.342%, 04/20/2034 (B)(D)	760	756
Reese Park CLO, Ser 2021-1A, Cl AR
6.786%, TSFR3M + 1.392%, 10/15/2034 (B)(D)	3,690	3,679
Rockford Tower CLO, Ser 2021-2A, Cl AR
6.729%, TSFR3M + 1.362%, 08/20/2032 (B)(D)	5,000	4,986
RR III, Ser 2018-3A, Cl A1R2
6.746%, TSFR3M + 1.352%, 01/15/2030 (B)(D)	884	884

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	$992	$929
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	610	564
SBA Small Business Investment, Ser 2022-10A, Cl 1
2.938%, 03/10/2032	1,756	1,552
SBA Small Business Investment, Ser 2022-10B, Cl 1
4.262%, 09/10/2032	886	835
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
7.056%, TSFR3M + 1.662%, 04/15/2031 (B)(D)	464	464
Silver Rock CLO I, Ser 2023-1A, Cl AR
7.138%, TSFR3M + 1.780%, 10/20/2033 (B)(D)	2,960	2,962
SLM Private Education Loan Trust, Ser 2010-C, Cl A5
10.187%, TSFR1M + 4.864%, 10/15/2041 (B)(D)	1,395	1,465
SLM Student Loan Trust, Ser 2003-4, Cl A5D
6.232%, SOFR90A + 1.012%, 03/15/2033 (B)(D)	594	561
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
6.682%, SOFR90A + 1.462%, 12/15/2033 (B)(D)	2,163	2,100
SLM Student Loan Trust, Ser 2006-8, Cl A6
5.756%, SOFR90A + 0.422%, 01/25/2041 (B)	2,931	2,842
SLM Student Loan Trust, Ser 2008-2, Cl B
6.796%, SOFR90A + 1.462%, 01/25/2083 (B)	1,155	1,069
SLM Student Loan Trust, Ser 2008-3, Cl B
6.796%, SOFR90A + 1.462%, 04/26/2083 (B)	1,155	1,041
SLM Student Loan Trust, Ser 2008-4, Cl B
7.446%, SOFR90A + 2.112%, 04/25/2073 (B)	1,155	1,124
SLM Student Loan Trust, Ser 2008-5, Cl B
7.446%, SOFR90A + 2.112%, 07/25/2073 (B)	1,155	1,114
SLM Student Loan Trust, Ser 2008-6, Cl A4
6.696%, SOFR90A + 1.362%, 07/25/2023 (B)	2,983	2,935
SLM Student Loan Trust, Ser 2008-6, Cl B
7.446%, SOFR90A + 2.112%, 07/26/2083 (B)	1,155	1,064

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-7, Cl B
7.446%, SOFR90A + 2.112%, 07/26/2083 (B)	$1,155	$1,062
SLM Student Loan Trust, Ser 2011-2, Cl A2
6.643%, SOFR30A + 1.314%, 10/25/2034 (B)	294	293
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
6.146%, SOFR90A + 0.812%, 10/25/2064 (B)(D)	2,456	2,410
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	198	192
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
6.537%, TSFR1M + 1.214%, 09/15/2034 (B)(D)	228	228
SMB Private Education Loan Trust, Ser 2020-A, Cl A2A
2.230%, 09/15/2037 (D)	810	749
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (D)	757	675
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	2,415	2,145
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	4,615	4,113
SMB Private Education Loan Trust, Ser 2021-A, Cl A2B
1.590%, 01/15/2053 (D)	1,043	901
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	2,932	2,519
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	2,327	2,059
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	2,020	1,749
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (D)	1,010	917
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	1,123	1,000
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051 (D)	3,269	2,919
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (D)	267	266

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (D)	$29	$28
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	198	178
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (D)	1,565	1,290
South Carolina Student Loan, Ser 2015-A, Cl A
6.957%, TSFR1M + 1.614%, 01/25/2036 (B)	695	694
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (D)	3,772	3,470
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
6.007%, TSFR1M + 0.664%, 09/25/2034 (B)	2,254	2,101
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
5.797%, TSFR1M + 0.454%, 12/25/2036 (B)	1,411	1,365
Symphony CLO 40, Ser 2023-40A, Cl A1
6.984%, TSFR3M + 1.640%, 01/14/2034 (B)(D)	2,740	2,740
T-Mobile US Trust, Ser 2022-1A, Cl A
4.910%, 05/22/2028 (D)	1,743	1,729
Trestles CLO IV, Ser 2021-4A, Cl B1
7.374%, TSFR3M + 1.962%, 07/21/2034 (B)(D)	6,300	6,240
Trinitas CLO XXV, Ser 2023-25A, Cl A1
0.000%, 01/23/2037 (B)(D)(E)	910	910
Triumph Rail Holdings LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (D)	1,993	1,748
TRTX Issuer, Ser 2022-FL5, Cl A
6.975%, SOFR30A + 1.650%, 02/15/2039 (B)(D)	4,050	3,952
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	211	189
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	421	361
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	951	866
U.S. Small Business Administration, Ser 2022-25F, Cl 1
4.010%, 06/01/2047	1,223	1,121

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	$8,955	$8,212
U.S. Small Business Administration, Ser 2022-25H, Cl 1
3.800%, 08/01/2047	5,093	4,622
Verizon Master Trust, Ser 2022-2, Cl A
1.530%, 07/20/2028	1,524	1,457
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	2,542	2,464
Verizon Master Trust, Ser 2022-6, Cl A
3.670%, 01/22/2029	1,960	1,904
Verizon Master Trust, Ser 2023-1, Cl A
4.490%, 01/22/2029	6,844	6,736
Verizon Master Trust, Ser 2023-2, Cl A
4.890%, 04/13/2028	1,101	1,091
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	5,065	5,058
Verizon Master Trust, Ser 2023-6, Cl A
5.350%, 09/22/2031 (D)	6,405	6,491
Verizon Master Trust, Ser 2023-7, Cl A1A
5.670%, 11/20/2029	4,905	4,958
Voya CLO, Ser 2018-3A, Cl A1A
6.806%, TSFR3M + 1.412%, 10/15/2031 (B)(D)	2,810	2,808
Voya CLO, Ser 2018-3A, Cl A1R
6.847%, TSFR3M + 1.452%, 10/18/2031 (B)(D)	750	750
Voya CLO, Ser 2021-3A, Cl A1R
6.717%, TSFR3M + 1.302%, 04/20/2034 (B)(D)	1,110	1,101
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
5.747%, TSFR1M + 0.404%, 07/25/2036 (B)	6,442	6,310
Whitebox CLO II, Ser 2021-2A, Cl A1R
6.880%, TSFR3M + 1.482%, 10/24/2034 (B)(D)	1,810	1,806
Whitebox CLO III, Ser 2021-3A, Cl A1
6.876%, TSFR3M + 1.482%, 10/15/2034 (B)(D)	2,140	2,130
		411,668

Total Asset-Backed Securities
(Cost $617,102) ($ Thousands)		600,072

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FHLB
5.370%, 05/21/2024	$21,800	$21,774
5.300%, 05/22/2024	22,010	21,997
1.250%, 09/30/2031(C)	3,695	3,051
FHLB DN
5.401%, 01/24/2024(A)(I)	18,700	18,557
5.342%, 05/15/2024(A)(I)	10,000	9,772
Resolution Funding Interest STRIP
0.000%, 01/15/2030(A)	1,930	1,440
Resolution Funding Principal STRIP
0.000%, 04/15/2030(A)	2,570	1,886
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025(A)	1,000	906

Total U.S. Government Agency Obligations
(Cost $80,691) ($ Thousands)		79,383

SOVEREIGN DEBT — 0.6%

Bermuda Government International Bond
5.000%, 07/15/2032(D)	865	818
Chile Government International Bond
3.100%, 05/07/2041	1,310	936
Colombia Government International Bond
5.625%, 02/26/2044	1,520	1,163
5.200%, 05/15/2049	860	610
5.000%, 06/15/2045	5,970	4,222
4.125%, 02/22/2042	1,230	801
3.125%, 04/15/2031	710	548
Export Finance & Insurance
4.625%, 10/26/2027(D)	2,494	2,504
Export-Import Bank of India
3.375%, 08/05/2026(D)	1,410	1,340
Indonesia Government International Bond
5.250%, 01/08/2047(D)	410	389
4.750%, 07/18/2047(D)	400	361
Israel Government AID Bond
0.000%, 11/01/2024(A)	1,000	951
0.000%, 02/15/2025(A)	1,000	936
0.000%, 08/15/2025(A)	1,000	909
Israel Government International Bond
4.500%, 01/17/2033	1,661	1,524
3.875%, 07/03/2050	1,191	858
3.375%, 01/15/2050	430	284
2.750%, 07/03/2030	720	610
Kazakhstan Government International Bond
4.875%, 10/14/2044(D)	2,480	2,187

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Mexico Government International Bond
6.338%, 05/04/2053	$1,168	$1,114
6.050%, 01/11/2040	4,108	3,945
4.750%, 03/08/2044	3,480	2,809
4.400%, 02/12/2052	820	606
3.500%, 02/12/2034	2,242	1,826
2.659%, 05/24/2031	4,863	3,975
Panama Government International Bond
6.853%, 03/28/2054	2,061	1,821
Paraguay Government International Bond
5.850%, 08/21/2033(D)	1,226	1,186
5.400%, 03/30/2050(D)	1,145	933
Peruvian Government International Bond
3.600%, 01/15/2072(F)	2,060	1,328
3.550%, 03/10/2051	240	169

Total Sovereign Debt
(Cost $48,100) ($ Thousands)		41,663

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State University, Ser B, RB
2.374%, 11/01/2035	1,160	860
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	1,260	935
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	4,660	2,961

		4,756

Georgia — 0.0%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	156	155
6.637%, 04/01/2057	2,274	2,451

		2,606

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,351

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	1,349
New York City, Ser A, GO
3.000%, 08/01/2034	870	704
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB
2.400%, 11/01/2032	1,085	857

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.508%, 08/01/2037	$1,940	$1,907

		4,817

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	595

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	1,154	1,338
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	585	358

		1,696

Virginia — 0.0%
University of Virginia, RB
2.256%, 09/01/2050	1,155	668
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	60	60

		728

Total Municipal Bonds
(Cost $20,705) ($ Thousands)		16,549

Description	Shares	Market Value ($ Thousands)
AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, LP
5.430% **†(J)	14,497,393	$14,491

Total Affiliated Partnership
(Cost $14,500) ($ Thousands)		14,491

CASH EQUIVALENT — 3.7%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	266,484,551	266,485

Total Cash Equivalent
(Cost $266,485) ($ Thousands)		266,485

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $2,298) ($ Thousands)		1,592

Total Investments in Securities — 108.8%
(Cost $8,327,855) ($ Thousands)		$7,807,242

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $1,555) ($ Thousands)		$(1,010)

A list of the exchange traded option contracts held by the Fund at November 30, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
March 2024, 3-Month SOFR Future Option	625	$148,156	$94.50	3/16/2024	$31
December 2023, SOFR 1-Year Mid Curve	285	68,254	95.88	12/16/2023	130
December 2023, SOFR 1-Year Mid Curve	24	5,748	96.00	12/16/2023	16
December 2023, U.S. 5 Year Future Option	222	23,698	105.50	12/16/2023	–
December 2023, U.S. 5 Year Future Option	444	47,397	105.75	12/16/2023	–
December 2023, U.S. 6-7 Year Future Option	222	24,375	108.50	12/16/2023	–
December 2023, U.S. 6-7 Year Future Option	111	12,187	108.25	12/16/2023	–
December 2023, U.S. Bond Future Option	224	26,467	114.50	12/16/2023	53
December 2023, U.S. Bond Future Option	112	13,234	115.00	12/16/2023	38

		369,516			268

Call Options		–			–
December 2023, SOFR 1-Year Mid Curve	215	51,490	95.69	12/16/2023	103
January 2024, U.S. 10 Year Future Option	1,630	178,969	110.75	12/16/2023	739

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
January 2024, U.S. 10 Year Future Option	123	$13,505	$109.50	12/16/2023	$121
January 2024, U.S. 10 Year Future Option	123	13,505	110.00	12/16/2023	90
December 2023, U.S. 5 Year Future Option	254	27,114	106.75	12/16/2023	58
December 2023, U.S. 5 Year Future Option	222	23,698	107.00	12/16/2023	24
December 2023, U.S. 5 Year Future Option	190	20,283	107.25	12/16/2023	9
December 2023, U.S. 6-7 Year Future Option	222	24,375	110.00	12/16/2023	31
December 2023, U.S. 6-7 Year Future Option	111	12,187	110.25	12/16/2023	9
December 2023, U.S. Bond Future Option	224	26,467	118.50	12/16/2023	63
December 2023, U.S. Bond Future Option	112	13,234	118.00	12/16/2023	46
USD Call Eur Put	8,295,805	8,752	1.06	2/17/2024	16
USD Call Eur Put	5,971,866	6,317	1.06	2/17/2024	15

		419,896			1,324

Total Purchased Options		$789,412			$1,592
WRITTEN OPTIONS — 0.0%
Put Options
June 2024, 3-Month SOFR Future Option	(2,175)	$(517,269)	94.50	06/22/2024	$(258)
December 2023, SOFR 1-Year Mid Curve	(337)	(80,707)	95.38	12/16/2023	(13)
December 2023, U.S. 5 Year Future Option	(222)	(23,699)	106.25	12/16/2023	(2)
December 2023, U.S. 6-7 Year Future Option	(111)	(12,187)	109.25	12/16/2023	(5)
December 2023, U.S. Bond Future Option	(112)	(13,234)	116.50	12/16/2023	(98)

		(647,096)			(376)

Call Options
September 2024, 3-Month SOFR Future Option	(216)	(51,554)	96.88	09/21/2024	(68)
January 2024, U.S. 10 Year Future Option	(246)	(27,010)	111.50	12/16/2023	(65)
January 2024, U.S. 10 Year Future Option	(246)	(27,010)	111.00	12/16/2023	(92)
December 2023, U.S. 5 Year Future Option	(222)	(23,699)	106.25	12/16/2023	(135)
December 2023, U.S. 6-7 Year Future Option	(111)	(12,187)	109.25	12/16/2023	(66)
January 2024, U.S. Bond Future Option	(113)	(13,157)	118.00	12/16/2023	(99)
December 2023, U.S. Bond Future Option	(112)	(13,234)	116.50	12/16/2023	(109)

		(167,851)			(634)

Total Written Options		$(814,947)			$(1,010)

A list of the open futures contracts held by the Fund at November 30, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
3 Month SOFR	421	Mar-2026	$101,195	$101,482	$287
Euro-Bobl	69	Dec-2023	8,801	8,846	60
U.S. 2-Year Treasury Note	3,672	Mar-2024	748,862	750,781	1,919
U.S. 5-Year Treasury Note	2,539	Mar-2024	270,285	271,296	1,011
U.S. 10-Year Treasury Note	276	Mar-2024	30,185	30,304	119
U.S. Long Treasury Bond	1,172	Mar-2024	135,298	136,465	1,167
U.S. Ultra Long Treasury Bond	1,006	Mar-2024	122,285	123,738	1,453
Ultra 10-Year U.S. Treasury Note	92	Mar-2024	10,439	10,443	4
			1,427,350	1,433,355	6,020
Short Contracts
3 Month SOFR	(119)	Jun-2024	$(28,136)	$(28,209)	$(73)
3 Month SOFR	(866)	Mar-2024	(206,278)	(204,858)	1,420
U.S. 5-Year Treasury Note	(3,533)	Mar-2024	(374,740)	(377,506)	(2,766)

SEI Institutional Investments Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
U.S. Long Treasury Bond	(381)	Mar-2024	$(44,126)	$(44,363)	$(237)
Ultra 10-Year U.S. Treasury Note	(1,059)	Mar-2024	(119,629)	(120,213)	(584)
			(772,909)	(775,149)	(2,240)
			$654,441	$658,206	$3,780

A list of the open forward foreign currency contracts held by the Fund at November 30, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	01/19/24	USD	441	EUR	416	$14
BNP Paribas	01/19/24	GBP	1,568	USD	1,917	(69)
BNP Paribas	01/19/24	USD	2,456	AUD	3,860	107
Citigroup	01/19/24	CNH	9,709	USD	1,337	(28)
Goldman Sachs	01/19/24	USD	4,303	CAD	5,860	23
Morgan Stanley	01/19/24	EUR	1,037	USD	1,107	(27)
						$20

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2023 is as follows:

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDS-CDX.NA.IG.4112/28@100	1.00%	Quarterly	12/20/2028	$193,857	$3,217	$2,362	$855

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFR	Annually	12/20/2053	USD	13,117	$674	$–	$674
3.15% FIXED	SOFR	Annually	05/15/2048	USD	13,133	1,584	227	1,357
1.52% FIXED	SOFR	Annually	02/15/2047	USD	20,626	7,543	(23)	7,566
2.5% FIXED	SOFR	Annually	04/21/2052	USD	9,190	2,110	15	2,095
SOFR	4.1% FIXED	Annually	03/10/2026	USD	131,377	(419)	1,254	(1,673)
2.85% FIXED	SOFR	Annually	02/15/2029	USD	17,852	963	(30)	993
3.27% FIXED	SOFR	Annually	04/30/2029	USD	25,140	889	(284)	1,173
3.85% FIXED	SOFR	Annually	06/30/2029	USD	2,310	17	2	15
3.4% FIXED	SOFR	Annually	03/10/2034	USD	29,301	1,261	(466)	1,727
3.05% FIXED	SOFR	Annually	02/15/2048	USD	22,615	3,074	909	2,165
2.6% FIXED	SOFR	Annually	02/15/2048	USD	13,045	2,681	1,009	1,672
SOFR	4% FIXED	Annually	02/29/2028	USD	118,796	(299)	24	(323)
SOFR	4.18% FIXED	Annually	02/29/2028	USD	253	1	–	1
						$20,079	$2,637	$17,442

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Core Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $7,174,120 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
(A)	Zero coupon security.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $1,033,289 ($ Thousands), representing 14.4% of the Net Assets of the Fund.

(E)	No interest rate available.
(F)	Certain securities or partial positions of certain securities are on loan at November 30, 2023.
(G)	Perpetual security with no stated maturity date.
(H)	Security is in default on interest payment.
(I)	Interest rate represents the security's effective yield at the time of purchase.
(J)	This security was purchased with cash collateral held from securities on loan (see Note 11). The total market value of such securities as of November 30, 2023 was $14,491 ($ Thousands).

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	3,184,472	–	3,184,472
Corporate Obligations	–	1,968,006	–	1,968,006
U.S. Treasury Obligations	–	1,634,529	–	1,634,529
Asset-Backed Securities	–	600,072	–	600,072
U.S. Government Agency Obligations	–	79,383	–	79,383
Sovereign Debt	–	41,663	–	41,663
Municipal Bonds	–	16,549	–	16,549
Affiliated Partnership	–	14,491	–	14,491
Cash Equivalent	266,485	–	–	266,485
Purchased Options	1,592	–	–	1,592
Total Investments in Securities	268,077	7,539,165	–	7,807,242

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(1,010)	–	–	(1,010)
Futures Contracts*
Unrealized Appreciation	7,440	–	–	7,440
Unrealized Depreciation	(3,660)	–	–	(3,660)
Forward Contracts*
Unrealized Appreciation	–	144	–	144
Unrealized Depreciation	–	(124)	–	(124)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	855	–	855
Interest Rate Swaps*
Unrealized Appreciation	–	19,438	–	19,438
Unrealized Depreciation	–	(1,996)	–	(1,996)
Total Other Financial Instruments	2,770	18,317	–	21,087

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$15,803	$43,227	$(44,542)	$1	$2	$14,491	$69	$—
SEI Daily Income Trust, Government Fund, Institutional Class	138,275	2,816,119	(2,687,909)	—	—	266,485	4,610	—
Totals	$154,078	$2,859,346	$(2,732,451)	$1	$2	$280,976	$4,679	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 76.8%
Communication Services — 12.2%
Altice Financing
5.750%, 08/15/2029 (A)	$3,339	$2,745
5.000%, 01/15/2028 (A)	5,003	4,284
Altice France
8.125%, 02/01/2027 (A)	461	397
5.500%, 01/15/2028 (A)	200	153
5.500%, 10/15/2029 (A)	2,700	1,948
5.125%, 07/15/2029 (A)	723	517
Altice France Holding
10.500%, 05/15/2027 (A)	13,469	7,154
6.000%, 02/15/2028 (A)	1,204	486
AMC Networks
5.000%, 04/01/2024	1,310	1,309
ANGI Group LLC
3.875%, 08/15/2028 (A)	3,822	3,145
Arches Buyer
6.125%, 12/01/2028 (A)	1,042	892
4.250%, 06/01/2028 (A)	1,632	1,422
Audacy Capital
6.750%, 03/31/2029 (A)	5,891	73
6.500%, 05/01/2027 (A)	2,865	36
Beasley Mezzanine Holdings LLC
8.625%, 02/01/2026 (A)	5,620	3,597
Belo
7.250%, 09/15/2027	442	438
C&W Senior Financing DAC
6.875%, 09/15/2027 (A)	848	774

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CCO Holdings LLC
5.375%, 06/01/2029 (A)	$483	$448
5.125%, 05/01/2027 (A)	12,741	12,122
5.000%, 02/01/2028 (A)	4,296	4,026
4.750%, 03/01/2030 (A)	2,075	1,816
4.750%, 02/01/2032 (A)	98	82
4.500%, 08/15/2030 (A)	7,888	6,768
4.500%, 05/01/2032	3,170	2,611
4.250%, 02/01/2031 (A)	5,342	4,456
4.250%, 01/15/2034 (A)	655	511
Cinemark USA
8.750%, 05/01/2025 (A)	161	162
5.250%, 07/15/2028 (A)	240	216
Clear Channel Outdoor Holdings
9.000%, 09/15/2028 (A)	35	35
Clear Channel Outdoor Holdings Inc.
7.750%, 04/15/2028 (A)	508	417
7.500%, 06/01/2029 (A)	807	636
5.125%, 08/15/2027 (A)	3,316	3,069
CMG Media Corp.
8.875%, 12/15/2027 (A)	5,975	4,780
Consolidated Communications
6.500%, 10/01/2028 (A)	3,270	2,698
CSC Holdings LLC
11.250%, 05/15/2028 (A)	1,463	1,461
6.500%, 02/01/2029 (A)	3,955	3,345
5.750%, 01/15/2030 (A)	8,291	4,684
5.250%, 06/01/2024	2,308	2,199
4.625%, 12/01/2030 (A)	1,306	719
4.500%, 11/15/2031 (A)	909	643
3.375%, 02/15/2031 (A)	1,337	912
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)(B)	11,840	252
5.375%, 08/15/2026 (A)(B)	11,013	261
Directv Financing LLC
5.875%, 08/15/2027 (A)	4,144	3,729
DISH DBS
7.750%, 07/01/2026	6,940	4,142
7.375%, 07/01/2028	6,187	3,058
5.875%, 11/15/2024	4,925	4,323
5.750%, 12/01/2028 (A)	1,775	1,315
5.250%, 12/01/2026 (A)	4,145	3,333
5.125%, 06/01/2029	1,330	603
DISH Network
11.750%, 11/15/2027 (A)	9,595	9,524
EquipmentShare.com
9.000%, 05/15/2028 (A)	580	571
Frontier Communications Holdings LLC
8.750%, 05/15/2030 (A)	296	295
6.750%, 05/01/2029 (A)	1,374	1,164
6.000%, 01/15/2030 (A)	157	126
5.875%, 10/15/2027 (A)	2,999	2,817

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.875%, 11/01/2029	$168	$134
5.000%, 05/01/2028 (A)	1,147	1,029
Gannett Holdings LLC
6.000%, 11/01/2026 (A)	194	170
GCI LLC
4.750%, 10/15/2028 (A)	795	714
Gray Escrow II
5.375%, 11/15/2031 (A)	5,763	4,108
Gray Television
7.000%, 05/15/2027 (A)	1,189	1,081
4.750%, 10/15/2030 (A)	5,645	4,030
Hughes Satellite Systems
6.625%, 08/01/2026	1,416	1,114
5.250%, 08/01/2026	847	723
iHeartCommunications
8.375%, 05/01/2027	935	654
6.375%, 05/01/2026	2,965	2,523
5.250%, 08/15/2027 (A)	565	433
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)(C)	3,562	–
8.500%, 10/15/2024 (A)(B)(C)	3,082	–
6.500%, 03/15/2030 (A)	2,187	2,027
5.500%, 08/01/2023 (B)(C)	210	–
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	3,125	2,656
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	2,270	2,135
Level 3 Financing
10.500%, 05/15/2030 (A)	2,230	2,069
4.625%, 09/15/2027 (A)	3,719	1,971
4.250%, 07/01/2028 (A)	1,698	675
3.875%, 11/15/2029 (A)	745	571
3.750%, 07/15/2029 (A)	535	193
3.625%, 01/15/2029 (A)	2,637	949
Live Nation Entertainment
6.500%, 05/15/2027 (A)	893	893
5.625%, 03/15/2026 (A)	466	453
4.875%, 11/01/2024 (A)	1,660	1,641
4.750%, 10/15/2027 (A)	3,004	2,824
3.750%, 01/15/2028 (A)	230	208
Lumen Technologies
5.625%, 04/01/2025	431	337
5.375%, 06/15/2029 (A)	466	127
5.125%, 12/15/2026 (A)	1,767	866
4.500%, 01/15/2029 (A)	190	45
4.000%, 02/15/2027 (A)	4,166	2,201
Match Group Holdings II LLC
5.000%, 12/15/2027 (A)	542	519
McGraw-Hill Education
5.750%, 08/01/2028 (A)	2,880	2,628
Midcontinent Communications
5.375%, 08/15/2027 (A)	772	718

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
News
5.125%, 02/15/2032 (A)	$255	$230
3.875%, 05/15/2029 (A)	428	379
Nexstar Media
5.625%, 07/15/2027 (A)	1,623	1,537
4.750%, 11/01/2028 (A)	4,438	3,928
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	790	370
4.500%, 09/15/2026 (A)	5,660	4,216
Sable International Finance
5.750%, 09/07/2027 (A)	1,407	1,294
Scripps Escrow
5.875%, 07/15/2027 (A)	290	244
Scripps Escrow II
3.875%, 01/15/2029 (A)	3,731	3,136
Shutterfly Finance LLC
9.750%, 10/01/2027 (A)	134	133
8.500%cash/0% PIK, 10/01/2027 (A)	815	554
Sinclair Television Group
5.125%, 02/15/2027 (A)	365	319
4.125%, 12/01/2030 (A)	200	140
Sirius XM Radio
5.500%, 07/01/2029 (A)	1,206	1,120
5.000%, 08/01/2027 (A)	2,371	2,253
4.000%, 07/15/2028 (A)	1,315	1,175
3.125%, 09/01/2026 (A)	1,400	1,288
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	4,100	2,368
Stagwell Global LLC
5.625%, 08/15/2029 (A)	550	482
TEGNA
4.625%, 03/15/2028	2,743	2,495
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	1,600	1,460
Telesat Canada
6.500%, 10/15/2027 (A)	2,398	1,125
5.625%, 12/06/2026 (A)	5,048	3,054
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,540	1,727
U.S. Cellular
6.700%, 12/15/2033	640	627
Univision Communications
8.000%, 08/15/2028 (A)	153	155
Univision Communications Inc
7.375%, 06/30/2030 (A)	321	315
6.625%, 06/01/2027 (A)	85	84
4.500%, 05/01/2029 (A)	1,115	978
Urban One
7.375%, 02/01/2028 (A)	4,850	4,111
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,216	1,015

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Virgin Media Secured Finance
4.500%, 08/15/2030 (A)	$757	$650
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	3,455	3,101
Vmed O2 UK Financing I
4.250%, 01/31/2031 (A)	2,715	2,282
VTR Comunicaciones
5.125%, 01/15/2028 (A)	2,105	837
4.375%, 04/15/2029 (A)	625	249
VZ Secured Financing BV
5.000%, 01/15/2032 (A)	1,875	1,538
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	6,370	5,252
Zayo Group Holdings
4.000%, 03/01/2027 (A)	9,300	7,096
Ziggo Bond BV
6.000%, 01/15/2027 (A)	892	850

		231,285

Consumer Discretionary — 15.2%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	2,290	2,125
3.875%, 01/15/2028 (A)	4,127	3,799
Academy
6.000%, 11/15/2027 (A)	1,900	1,854
Adient Global Holdings Ltd.
8.250%, 04/15/2031 (A)	405	412
7.000%, 04/15/2028 (A)	64	65
4.875%, 08/15/2026 (A)	3,415	3,288
ADT Security
4.875%, 07/15/2032 (A)	2,163	1,895
4.125%, 08/01/2029 (A)	515	458
Advance Auto Parts
5.900%, 03/09/2026	1,707	1,683
American Axle & Manufacturing
6.875%, 07/01/2028	987	908
6.500%, 04/01/2027	455	439
5.000%, 10/01/2029	285	236
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	1,831	1,685
Aramark Services
5.000%, 02/01/2028 (A)	740	700
Asbury Automotive Group
4.750%, 03/01/2030	202	181
4.625%, 11/15/2029 (A)	1,768	1,592
4.500%, 03/01/2028	2,405	2,213
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	2,611	2,464
4.625%, 08/01/2029 (A)	53	45
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	2,681	2,682

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(C)(D)(E)	$2,600	$–
Avianca Midco 2
9.000%, 12/01/2028 (A)	1,573	1,370
Bath & Body Works
7.600%, 07/15/2037	780	706
7.500%, 06/15/2029	542	556
6.875%, 11/01/2035	1,379	1,305
6.750%, 07/01/2036	2,997	2,787
6.625%, 10/01/2030 (A)	3,069	3,038
5.250%, 02/01/2028	2,371	2,278
Boyne USA
4.750%, 05/15/2029 (A)	304	275
Brookfield Residential Properties
5.000%, 06/15/2029 (A)	205	173
4.875%, 02/15/2030 (A)	2,635	2,225
Caesars Entertainment
8.125%, 07/01/2027 (A)	720	733
7.000%, 02/15/2030 (A)	6,785	6,791
6.250%, 07/01/2025 (A)	3,473	3,453
4.625%, 10/15/2029 (A)	3,366	2,958
Carnival
10.500%, 06/01/2030 (A)	2,104	2,243
9.875%, 08/01/2027 (A)	35	37
7.625%, 03/01/2026 (A)	4,419	4,443
7.000%, 08/15/2029 (A)	148	151
6.000%, 05/01/2029 (A)	6,852	6,304
5.750%, 03/01/2027 (A)	6,008	5,711
4.000%, 08/01/2028 (A)	1,518	1,375
Carnival Holdings Bermuda
10.375%, 05/01/2028 (A)	990	1,077
Carvana
12.000%cash/0% PIK, 12/01/2028 (A)	1,329	1,050
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	627	606
Cedar Fair
5.250%, 07/15/2029	545	498
Clarios Global
8.500%, 05/15/2027 (A)	5,200	5,231
6.750%, 05/15/2025 (A)	1,216	1,219
6.750%, 05/15/2028 (A)	297	300
6.250%, 05/15/2026 (A)	1,431	1,423
Cooper-Standard Automotive
13.500%cash/0% PIK, 03/31/2027 (A)	2,590	2,772
5.625%cash/0% PIK, 05/15/2027 (A)	1,545	1,144
Dana
5.625%, 06/15/2028	440	419
5.375%, 11/15/2027	50	48
Dornoch Debt Merger Sub
6.625%, 10/15/2029 (A)	3,646	3,110
eG Global Finance
12.000%, 11/30/2028 (A)	2,530	2,632

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Empire Resorts
7.750%, 11/01/2026 (A)	$5,910	$5,038
Fertitta Entertainment LLC
6.750%, 01/15/2030 (A)	2,610	2,203
4.625%, 01/15/2029 (A)	2,142	1,903
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)	3,481	–
Ford Motor
4.750%, 01/15/2043	2,940	2,271
Ford Motor Credit LLC
7.350%, 03/06/2030	855	888
7.200%, 06/10/2030	200	207
6.950%, 03/06/2026	200	202
6.950%, 06/10/2026	223	225
6.800%, 05/12/2028	2,572	2,617
5.125%, 06/16/2025	1,285	1,256
5.113%, 05/03/2029	3,865	3,632
4.687%, 06/09/2025	1,245	1,209
4.542%, 08/01/2026	1,481	1,409
4.271%, 01/09/2027	485	455
4.134%, 08/04/2025	1,600	1,536
4.125%, 08/17/2027	515	476
4.063%, 11/01/2024	2,787	2,722
4.000%, 11/13/2030	3,233	2,779
3.810%, 01/09/2024	90	90
3.375%, 11/13/2025	207	195
2.900%, 02/16/2028	5,185	4,528
2.900%, 02/10/2029	1,640	1,391
2.700%, 08/10/2026	200	181
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	623
Gap
3.625%, 10/01/2029 (A)	445	366
Goodyear Tire & Rubber
5.250%, 04/30/2031	181	159
5.250%, 07/15/2031	622	540
5.000%, 07/15/2029	372	339
GrubHub Holdings
5.500%, 07/01/2027 (A)	2,125	1,708
Hanesbrands
9.000%, 02/15/2031 (A)	134	126
4.875%, 05/15/2026 (A)	2,154	2,030
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	326	321
4.875%, 01/15/2030	130	122
4.000%, 05/01/2031 (A)	6,085	5,354
3.750%, 05/01/2029 (A)	3,562	3,199
International Game Technology
5.250%, 01/15/2029 (A)	2,870	2,708
4.125%, 04/15/2026 (A)	2,658	2,535
Jacobs Entertainment
6.750%, 02/15/2029 (A)	3,635	3,260

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	$3,250	$3,033
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	3,628	3,039
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	2,835	2,477
LGI Homes
8.750%, 12/15/2028 (A)	2,640	2,716
Liberty Interactive LLC
8.250%, 02/01/2030	5,855	2,317
Life Time
5.750%, 01/15/2026 (A)	2,032	1,991
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (A)	2,138	1,326
Lithia Motors
4.375%, 01/15/2031 (A)	993	856
3.875%, 06/01/2029 (A)	615	542
LSF9 Atlantis Holdings LLC
7.750%, 02/15/2026 (A)	5,136	4,812
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (A)	3,250	2,754
Mattamy Group
4.625%, 03/01/2030 (A)	1,082	953
Mattel
3.375%, 04/01/2026 (A)	2,400	2,252
MGM Resorts International
6.750%, 05/01/2025	495	496
5.750%, 06/15/2025	336	334
5.500%, 04/15/2027	150	145
4.750%, 10/15/2028	3,695	3,418
Michaels
7.875%, 05/01/2029 (A)	3,415	1,941
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	1,977
NCL
8.375%, 02/01/2028 (A)	171	177
8.125%, 01/15/2029 (A)	130	132
5.875%, 03/15/2026 (A)	2,076	1,967
5.875%, 02/15/2027 (A)	2,882	2,790
NESCO Holdings II
5.500%, 04/15/2029 (A)	372	334
Newell Brands
6.625%, 09/15/2029	102	100
6.375%, 09/15/2027	152	148
6.375%, 04/01/2036	105	93
5.200%, 04/01/2026	1,002	967
Nordstrom
4.375%, 04/01/2030	13	11
PECF USS Intermediate Holding III
8.000%, 11/15/2029 (A)	3,650	1,688
PetSmart
7.750%, 02/15/2029 (A)	1,561	1,471

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 02/15/2028 (A)	$2,006	$1,835
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	518	507
QVC
4.850%, 04/01/2024	2,140	2,100
4.750%, 02/15/2027	3,365	2,575
4.450%, 02/15/2025	1,320	1,224
4.375%, 09/01/2028	1,671	1,128
Raptor Acquisition
4.875%, 11/01/2026 (A)	360	336
Ritchie Bros Holdings
7.750%, 03/15/2031 (A)	1,170	1,214
6.750%, 03/15/2028 (A)	1,135	1,156
Rite Aid
8.000%, 11/15/2026 (A)(B)	4,612	3,482
7.500%, 07/01/2025 (A)(B)	1,259	951
Royal Caribbean Cruises
11.625%, 08/15/2027 (A)	3,322	3,603
9.250%, 01/15/2029 (A)	345	367
8.250%, 01/15/2029 (A)	345	361
7.250%, 01/15/2030 (A)	255	259
5.500%, 08/31/2026 (A)	2,104	2,047
Service International
3.375%, 08/15/2030	273	229
Shea Homes
4.750%, 04/01/2029	1,323	1,177
Six Flags Entertainment
7.250%, 05/15/2031 (A)	2,723	2,626
5.500%, 04/15/2027 (A)	90	86
Six Flags Theme Parks
7.000%, 07/01/2025 (A)(E)	136	136
Sonic Automotive
4.625%, 11/15/2029 (A)	372	328
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	4,016	3,895
SRS Distribution
6.125%, 07/01/2029 (A)	2,085	1,842
6.000%, 12/01/2029 (A)	1,013	881
4.625%, 07/01/2028 (A)	357	326
Staples
10.750%, 04/15/2027 (A)	1,789	1,163
7.500%, 04/15/2026 (A)	4,827	4,272
Station Casinos LLC
4.500%, 02/15/2028 (A)	2,287	2,068
StoneMor
8.500%, 05/15/2029 (A)	3,210	2,568
Superior Plus
4.500%, 03/15/2029 (A)	368	324
Tempur Sealy International
4.000%, 04/15/2029 (A)	754	653
3.875%, 10/15/2031 (A)	2,097	1,685

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Vail Resorts
6.250%, 05/15/2025 (A)	$981	$978
Victoria's Secret
4.625%, 07/15/2029 (A)	5,027	4,079
Viking Cruises
9.125%, 07/15/2031 (A)	249	259
5.875%, 09/15/2027 (A)	3,085	2,904
Vista Outdoor
4.500%, 03/15/2029 (A)	828	785
VistaJet Malta Finance
9.500%, 06/01/2028 (A)	914	758
6.375%, 02/01/2030 (A)	7,858	5,496
Wesco Aircraft Holdings
13.125%, 11/15/2027 (A)(B)	180	5
9.000%, 11/15/2026 (A)(B)	936	89
8.500%, 11/15/2024 (A)(B)	143	5
White Capital Buyer LLC
6.875%, 10/15/2028 (A)	188	172
White Capital Parent LLC
8.250%cash/0% PIK, 03/15/2026 (A)	3,760	3,678
Wolverine World Wide
4.000%, 08/15/2029 (A)	4,188	3,227
WW International
4.500%, 04/15/2029 (A)	2,130	1,224
Wynn Las Vegas LLC
5.500%, 03/01/2025 (A)	1,051	1,038
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	651	586
Yum! Brands
6.875%, 11/15/2037	1,840	1,946
5.375%, 04/01/2032	485	459
5.350%, 11/01/2043	180	164
4.750%, 01/15/2030 (A)	3,450	3,207
3.625%, 03/15/2031	3,225	2,770

		288,458

Consumer Staples — 2.3%
Albertsons Cos
6.500%, 02/15/2028 (A)	1,050	1,054
5.875%, 02/15/2028 (A)	161	159
4.875%, 02/15/2030 (A)	2,620	2,450
4.625%, 01/15/2027 (A)	2,841	2,729
3.500%, 03/15/2029 (A)	615	545
Central Garden & Pet
5.125%, 02/01/2028	1,150	1,093
4.125%, 10/15/2030	422	362
Chobani LLC
4.625%, 11/15/2028 (A)	929	840
Coty
6.625%, 07/15/2030 (A)	758	762
6.500%, 04/15/2026 (A)	33	33
5.000%, 04/15/2026 (A)	1,298	1,267

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.750%, 01/15/2029 (A)	$2,800	$2,607
Edgewell Personal Care
5.500%, 06/01/2028 (A)	560	533
4.125%, 04/01/2029 (A)	217	192
Energizer Holdings
6.500%, 12/31/2027 (A)	237	230
4.750%, 06/15/2028 (A)	871	779
4.375%, 03/31/2029 (A)	755	651
High Ridge Brands (Escrow Security)
0.974%, 03/15/2025 (A)(B)	800	–
HLF Financing Sarl LLC
4.875%, 06/01/2029 (A)	3,560	2,525
Lamb Weston Holdings
4.125%, 01/31/2030 (A)	1,747	1,564
New Albertsons
8.700%, 05/01/2030	1,149	1,220
8.000%, 05/01/2031	995	1,040
Performance Food Group
6.875%, 05/01/2025 (A)	80	80
5.500%, 10/15/2027 (A)	574	555
4.250%, 08/01/2029 (A)	495	443
Post Holdings
5.750%, 03/01/2027 (A)	54	53
5.625%, 01/15/2028 (A)	3,016	2,935
5.500%, 12/15/2029 (A)	3,760	3,534
4.625%, 04/15/2030 (A)	224	200
Sigma Holdco BV
7.875%, 05/15/2026 (A)	4,759	4,094
Spectrum Brands
5.500%, 07/15/2030 (A)	916	855
5.000%, 10/01/2029 (A)	630	581
3.875%, 03/15/2031 (A)	222	190
Triton Water Holdings
6.250%, 04/01/2029 (A)	4,862	4,163
US Foods
6.875%, 09/15/2028 (A)	2,684	2,721
4.750%, 02/15/2029 (A)	50	46
4.625%, 06/01/2030 (A)	405	366

		43,451

Energy — 9.4%
Aethon United BR
8.250%, 02/15/2026 (A)	1,906	1,916
Antero Midstream Partners
7.875%, 05/15/2026 (A)	323	329
5.750%, 03/01/2027 (A)	235	230
5.750%, 01/15/2028 (A)	337	326
5.375%, 06/15/2029 (A)	730	684
Antero Resources
8.375%, 07/15/2026 (A)	451	465
7.625%, 02/01/2029 (A)	907	929
5.375%, 03/01/2030 (A)	1,645	1,541

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Apache
5.100%, 09/01/2040	$3,390	$2,793
Archrock Partners
6.875%, 04/01/2027 (A)	420	416
6.250%, 04/01/2028 (A)	2,005	1,958
Ascent Resources Utica Holdings LLC
8.250%, 12/31/2028 (A)	2,075	2,077
7.000%, 11/01/2026 (A)	1,828	1,803
5.875%, 06/30/2029 (A)	2,100	1,930
Baytex Energy
8.750%, 04/01/2027 (A)	570	585
8.500%, 04/30/2030 (A)	465	475
Blue Racer Midstream LLC
7.625%, 12/15/2025 (A)	4,385	4,429
Borr IHC
10.000%, 11/15/2028 (A)	1,610	1,630
Buckeye Partners
4.500%, 03/01/2028 (A)	590	538
4.125%, 03/01/2025 (A)	204	199
California Resources
7.125%, 02/01/2026 (A)	565	568
Callon Petroleum
8.000%, 08/01/2028 (A)	350	355
7.500%, 06/15/2030 (A)	1,467	1,448
Cheniere Energy Partners
4.500%, 10/01/2029	1,354	1,263
4.000%, 03/01/2031	741	654
3.250%, 01/31/2032	497	409
Chesapeake Energy
6.750%, 04/15/2029 (A)	3,988	3,974
Chesapeake Energy (Escrow Security)
7.500%, 10/01/2026 (B)(C)	4,075	81
7.000%, 10/01/2024 (B)(C)	1,790	37
5.500%, 09/15/2026 (B)	180	4
Chord Energy Corp
6.375%, 06/01/2026 (A)	569	565
CITGO Petroleum
6.375%, 06/15/2026 (A)	1,685	1,670
Civitas Resources
8.750%, 07/01/2031 (A)	2,915	3,017
8.625%, 11/01/2030 (A)	301	312
8.375%, 07/01/2028 (A)	337	345
CNX Resources
7.375%, 01/15/2031 (A)	226	225
Comstock Resources
6.750%, 03/01/2029 (A)	7,079	6,517
5.875%, 01/15/2030 (A)	245	213
Crescent Energy Finance LLC
9.250%, 02/15/2028 (A)	1,206	1,246
7.250%, 05/01/2026 (A)	1,220	1,211
Delek Logistics Partners
6.750%, 05/15/2025	1,033	1,021

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Diamond Foreign Asset
8.500%, 10/01/2030 (A)	$275	$276
DT Midstream
4.375%, 06/15/2031 (A)	185	162
4.125%, 06/15/2029 (A)	403	362
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (A)	3,648	3,555
Energy Transfer
8.000%, 04/01/2029 (A)	964	999
7.375%, 02/01/2031 (A)	150	154
6.625%, US0003M + 4.155%(F)(G)	1,294	1,047
5.625%, 05/01/2027 (A)	150	147
5.500%, 06/01/2027	2,863	2,837
EnLink Midstream LLC
6.500%, 09/01/2030 (A)	2,913	2,932
5.375%, 06/01/2029	3,098	2,990
EnLink Midstream Partners
5.600%, 04/01/2044	1,400	1,193
Enviva Partners
6.500%, 01/15/2026 (A)	2,907	1,461
EQM Midstream Partners
7.500%, 06/01/2027 (A)	3,114	3,183
7.500%, 06/01/2030 (A)	212	219
6.500%, 07/01/2027 (A)	1,116	1,118
6.500%, 07/15/2048	3,828	3,521
5.500%, 07/15/2028	61	59
4.750%, 01/15/2031 (A)	1,452	1,293
4.500%, 01/15/2029 (A)	2,766	2,524
Genesis Energy
8.875%, 04/15/2030	925	941
8.250%, 01/15/2029	97	96
8.000%, 01/15/2027	947	948
7.750%, 02/01/2028	2,423	2,393
6.500%, 10/01/2025	40	40
6.250%, 05/15/2026	35	34
Greenfire Resources
12.000%, 10/01/2028 (A)	2,105	2,086
Gulfport Energy (Escrow Securities)
6.375%, 01/15/2026 (B)	780	2
6.000%, 10/15/2024 (B)	470	1
0.000%, 05/15/2025 (C)(D)	311	1
Gulfport Energy Corp
8.000%, 05/17/2026 (A)	653	661
Harvest Midstream I
7.500%, 09/01/2028 (A)	1,575	1,552
Hess Midstream Operations
5.625%, 02/15/2026 (A)	595	587
4.250%, 02/15/2030 (A)	760	680
Hilcorp Energy I
6.250%, 04/15/2032 (A)	138	127
6.000%, 04/15/2030 (A)	165	154

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Holly Energy Partners
6.375%, 04/15/2027 (A)	$265	$260
Howard Midstream Energy Partners LLC
8.875%, 07/15/2028 (A)	310	322
6.750%, 01/15/2027 (A)	3,650	3,539
ITT Holdings LLC
6.500%, 08/01/2029 (A)	4,096	3,574
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	57	58
7.500%, 01/15/2026 (A)	3,853	3,766
Nabors Industries
7.250%, 01/15/2026 (A)	147	140
5.750%, 02/01/2025	510	509
New Fortress Energy
6.500%, 09/30/2026 (A)	3,119	2,962
NGL Energy Operating LLC
7.500%, 02/01/2026 (A)	3,331	3,344
NGL Energy Partners
6.125%, 03/01/2025	572	563
Northern Oil and Gas
8.750%, 06/15/2031 (A)	855	887
8.125%, 03/01/2028 (A)	2,603	2,630
Northriver Midstream Finance
5.625%, 02/15/2026 (A)	1,845	1,794
NuStar Logistics
6.375%, 10/01/2030	207	202
6.000%, 06/01/2026	485	483
5.750%, 10/01/2025	177	176
5.625%, 04/28/2027	255	251
PBF Holding LLC
7.875%, 09/15/2030 (A)	2,640	2,640
Permian Resources Operating LLC
9.875%, 07/15/2031 (A)	935	1,022
8.000%, 04/15/2027 (A)	1,235	1,261
Precision Drilling
7.125%, 01/15/2026 (A)	510	507
6.875%, 01/15/2029 (A)	92	87
Range Resources
8.250%, 01/15/2029	489	507
4.875%, 05/15/2025	340	334
Rockcliff Energy II LLC
5.500%, 10/15/2029 (A)	3,603	3,346
Rockies Express Pipeline LLC
4.800%, 05/15/2030 (A)	2,117	1,895
Seventy Seven Operating LLC (Escrow Security)
6.625%, 01/15/2020 (B)(C)	2,787	–
Shelf Drilling Holdings
9.625%, 04/15/2029 (A)	1,860	1,790
Sitio Royalties Operating Partnership
7.875%, 11/01/2028 (A)	2,990	3,002

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
SM Energy
6.500%, 07/15/2028	$185	$180
5.625%, 06/01/2025	405	399
Southwestern Energy
8.375%, 09/15/2028	100	103
5.375%, 02/01/2029	26	25
5.375%, 03/15/2030	445	422
4.750%, 02/01/2032	109	97
Strathcona Resources
6.875%, 08/01/2026 (A)	1,895	1,805
Summit Midstream Holdings LLC
12.000%, 10/15/2026	222	220
9.000%, 10/15/2026 (A)(H)	239	237
5.750%, 04/15/2025	2,158	2,158
Sunoco
5.875%, 03/15/2028	2,791	2,734
4.500%, 05/15/2029	2,032	1,852
4.500%, 04/30/2030	2,181	1,960
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	640	644
6.000%, 03/01/2027 (A)	430	413
6.000%, 12/31/2030 (A)	6,227	5,622
6.000%, 09/01/2031 (A)	910	816
5.500%, 01/15/2028 (A)	390	360
Targa Resources Partners
6.875%, 01/15/2029	516	524
5.500%, 03/01/2030	540	521
4.875%, 02/01/2031	697	645
TerraForm Power Operating LLC
5.000%, 01/31/2028 (A)	5,050	4,785
4.750%, 01/15/2030 (A)	225	202
Transocean
11.500%, 01/30/2027 (A)	210	219
8.750%, 02/15/2030 (A)	126	129
7.250%, 11/01/2025 (A)	4,577	4,493
6.800%, 03/15/2038	2,960	2,242
Transocean Titan Financing
8.375%, 02/01/2028 (A)	90	92
Valaris
8.375%, 04/30/2030 (A)	192	193
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	1,325	1,143
3.875%, 11/01/2033 (A)	2,235	1,829
Venture Global LNG
9.875%, 02/01/2032 (A)	200	205
9.500%, 02/01/2029 (A)	200	206
8.125%, 06/01/2028 (A)	2,006	1,989
Vital Energy
10.125%, 01/15/2028	247	252
9.750%, 10/15/2030	135	135
Weatherford International
8.625%, 04/30/2030 (A)	2,488	2,572

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Western Midstream Operating
5.250%, 02/01/2050	$4,611	$3,843

		178,840

Financials — 7.1%
Acrisure LLC
10.125%, 08/01/2026 (A)	1,416	1,459
7.000%, 11/15/2025 (A)	1,269	1,253
AG Issuer LLC
6.250%, 03/01/2028 (A)	1,910	1,852
Air Methods
8.000%, 05/15/2025 (A)(B)	6,511	33
Alliant Holdings Intermediate LLC
6.750%, 10/15/2027 (A)	1,480	1,419
Ally Financial
4.750%, 06/09/2027	1,384	1,309
Aretec Escrow Issuer 2
10.000%, 08/15/2030 (A)	2,507	2,611
Armor Holdco
8.500%, 11/15/2029 (A)	1,560	1,404
AssuredPartners
5.625%, 01/15/2029 (A)	3,805	3,401
Blackstone Mortgage Trust
3.750%, 01/15/2027 (A)	1,514	1,333
Blackstone Private Credit Fund
2.625%, 12/15/2026	3,525	3,104
Block
3.500%, 06/01/2031	502	420
2.750%, 06/01/2026	140	129
Blue Owl Capital
3.400%, 07/15/2026	2,420	2,204
Bread Financial Holdings
4.750%, 12/15/2024 (A)	1,341	1,307
BroadStreet Partners
5.875%, 04/15/2029 (A)	3,775	3,431
Brookfield Property
5.750%, 05/15/2026 (A)	78	74
4.500%, 04/01/2027 (A)	7,288	6,390
Citigroup
3.875%, H15T5Y + 3.417%(F)(G)	1,268	1,103
Coinbase Global
3.375%, 10/01/2028 (A)	2,137	1,720
Comerica Bank
2.500%, 07/23/2024	1,268	1,233
CPI CG
8.625%, 03/15/2026 (A)	2,131	2,025
Finance of America Funding LLC
7.875%, 11/15/2025 (A)	6,992	5,629
FirstCash
5.625%, 01/01/2030 (A)	3,055	2,860
Freedom Mortgage
12.000%, 10/01/2028 (A)	990	1,046

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.625%, 01/15/2027 (A)	$1,995	$1,821
Global Atlantic Finance
7.950%, 06/15/2033 (A)	1,274	1,374
GTCR W-2 Merger Sub LLC
7.500%, 01/15/2031 (A)	2,985	3,041
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	1,116	1,100
3.750%, 09/15/2030 (A)	1,904	1,501
3.375%, 06/15/2026 (A)	883	799
JPMorgan Chase
5.000%, TSFR3M + 3.380%(F)(G)	1,299	1,279
Ladder Capital Finance Holdings LLLP
5.250%, 10/01/2025 (A)	1,246	1,204
4.750%, 06/15/2029 (A)	3,345	2,912
4.250%, 02/01/2027 (A)	3,401	3,138
LD Holdings Group LLC
6.500%, 11/01/2025 (A)	3,720	3,247
6.125%, 04/01/2028 (A)	2,630	1,853
LPL Holdings
4.625%, 11/15/2027 (A)	2,845	2,678
4.375%, 05/15/2031 (A)	1,570	1,354
4.000%, 03/15/2029 (A)	210	187
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,458	3,878
5.625%, 01/15/2030 (A)	1,813	1,460
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	654	507
5.500%, 09/01/2028 (A)	426	370
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	95	92
5.500%, 08/15/2028 (A)	3,718	3,440
5.125%, 12/15/2030 (A)	242	209
5.000%, 02/01/2026 (A)	1,272	1,213
Navient
9.375%, 07/25/2030	2,140	2,195
NFP
6.875%, 08/15/2028 (A)	3,271	2,912
OneMain Finance
9.000%, 01/15/2029	652	672
7.125%, 03/15/2026	2,643	2,665
6.625%, 01/15/2028	395	384
5.375%, 11/15/2029	4,865	4,379
4.000%, 09/15/2030	2,560	2,085
3.500%, 01/15/2027	597	534
Osaic Holdings
10.750%, 08/01/2027 (A)	2,625	2,646
PennyMac Financial Services
5.750%, 09/15/2031 (A)	2,105	1,857
5.375%, 10/15/2025 (A)	888	863
4.250%, 02/15/2029 (A)	6,433	5,564
PRA Group
5.000%, 10/01/2029 (A)	2,920	2,205

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Rithm Capital
6.250%, 10/15/2025 (A)	$3,013	$2,900
Rocket Mortgage LLC
4.000%, 10/15/2033 (A)	3,415	2,761
3.625%, 03/01/2029 (A)	1,844	1,620
2.875%, 10/15/2026 (A)	2,281	2,061
Sabre GLBL
11.250%, 12/15/2027 (A)	4,480	4,059
Starwood Property Trust
3.625%, 07/15/2026 (A)	20	18
United Wholesale Mortgage LLC
5.750%, 06/15/2027 (A)	2,133	2,005
5.500%, 11/15/2025 (A)	2,641	2,568
5.500%, 04/15/2029 (A)	217	194
WeWork LLC
15.000%cash/0% PIK, 08/15/2027 (A)(B)	2,830	863
11.000%cash/0% PIK, 08/15/2027 (A)(B)	3,551	639

		136,055

Health Care — 6.4%
Acadia Healthcare
5.500%, 07/01/2028 (A)	494	473
5.000%, 04/15/2029 (A)	833	778
AHP Health Partners
5.750%, 07/15/2029 (A)	376	313
Akumin
7.000%, 11/01/2025 (A)(B)	5,795	4,650
Akumin Escrow
7.500%, 08/01/2028 (A)(B)	1,890	1,399
Avantor Funding
4.625%, 07/15/2028 (A)	798	746
Bausch & Lomb Escrow
8.375%, 10/01/2028 (A)	1,279	1,308
Bausch Health
14.000%, 10/15/2030 (A)	899	467
11.000%, 09/30/2028 (A)	2,494	1,559
9.000%, 12/15/2025 (A)	3,430	3,075
6.250%, 02/15/2029 (A)	139	50
6.125%, 02/01/2027 (A)	1,262	702
5.750%, 08/15/2027 (A)	180	98
5.500%, 11/01/2025 (A)	1,450	1,263
5.250%, 01/30/2030 (A)	464	166
5.250%, 02/15/2031 (A)	337	119
5.000%, 01/30/2028 (A)	360	133
5.000%, 02/15/2029 (A)	455	159
4.875%, 06/01/2028 (A)	728	371
Bausch Health Americas
9.250%, 04/01/2026 (A)	365	321
8.500%, 01/31/2027 (A)	578	285

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charles River Laboratories International
4.250%, 05/01/2028 (A)	$2,042	$1,892
4.000%, 03/15/2031 (A)	1,960	1,686
3.750%, 03/15/2029 (A)	670	596
CHS
8.000%, 03/15/2026 (A)	726	699
6.875%, 04/15/2029 (A)	1,805	1,065
6.125%, 04/01/2030 (A)	311	174
6.000%, 01/15/2029 (A)	485	409
5.625%, 03/15/2027 (A)	4,246	3,788
5.250%, 05/15/2030 (A)	1,924	1,514
4.750%, 02/15/2031 (A)	2,498	1,833
DaVita
4.625%, 06/01/2030 (A)	630	533
3.750%, 02/15/2031 (A)	985	771
Embecta
6.750%, 02/15/2030 (A)	2,195	1,888
5.000%, 02/15/2030 (A)	3,155	2,652
Emergent BioSolutions
3.875%, 08/15/2028 (A)	522	205
Encompass Health
4.750%, 02/01/2030	2,499	2,271
4.625%, 04/01/2031	173	152
4.500%, 02/01/2028	476	445
Endo DAC
9.500%, 07/31/2027 (A)(B)	1,903	143
6.000%, 06/30/2028 (A)(B)	2,293	166
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)(B)	2,355	1,513
Envision Healthcare
8.750%, 10/15/2026	3,150	23
Global Medical Response
6.500%, 10/01/2025 (A)	6,692	4,952
Grifols
4.750%, 10/15/2028 (A)	2,466	2,178
HCA
3.500%, 09/01/2030	1,741	1,531
Heartland Dental LLC
10.500%, 04/30/2028 (A)	2,350	2,385
IQVIA
5.000%, 10/15/2026 (A)	390	380
5.000%, 05/15/2027 (A)	2,957	2,863
Legacy LifePoint Health LLC
4.375%, 02/15/2027 (A)	277	243
LifePoint Health
11.000%, 10/15/2030 (A)	1,276	1,280
5.375%, 01/15/2029 (A)	857	561
Mallinckrodt International Finance
11.500%, 12/15/2028 (A)(B)	925	822
10.000%, 06/15/2029 (A)(B)	361	23
Medline Borrower
5.250%, 10/01/2029 (A)	1,798	1,627

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.875%, 04/01/2029 (A)	$5,579	$4,952
Molina Healthcare
4.375%, 06/15/2028 (A)	3,590	3,329
3.875%, 11/15/2030 (A)	2,730	2,371
Option Care Health
4.375%, 10/31/2029 (A)	1,178	1,039
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	1,796	1,413
4.125%, 04/30/2028 (A)	2,548	2,263
Owens & Minor
6.625%, 04/01/2030 (A)	270	253
4.500%, 03/31/2029 (A)	493	422
Par Pharmaceutical
7.500%, 04/01/2027 (A)(B)	2,247	1,416
Pediatrix Medical Group
5.375%, 02/15/2030 (A)	2,715	2,287
Radiology Partners
9.250%, 02/01/2028 (A)	4,090	1,899
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	856	828
RP Escrow Issuer LLC
5.250%, 12/15/2025 (A)	13,320	10,298
Team Health Holdings
13.500%, 06/30/2028	1,295	1,269
Team Health Holdings Inc.
6.375%, 02/01/2025 (A)	4,266	3,562
Tenet Healthcare
6.750%, 05/15/2031 (A)	2,183	2,185
6.250%, 02/01/2027	502	500
6.125%, 10/01/2028	5,722	5,547
6.125%, 06/15/2030	4,912	4,785
5.125%, 11/01/2027	1,085	1,041
4.875%, 01/01/2026	3,013	2,961
4.625%, 06/15/2028	3,479	3,240
4.375%, 01/15/2030	1,480	1,323
4.250%, 06/01/2029	133	119

		121,000

Industrials — 9.5%
ACCO Brands
4.250%, 03/15/2029 (A)	950	822
Allegiant Travel
7.250%, 08/15/2027 (A)	1,282	1,218
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	1,814	1,763
4.625%, 06/01/2028 (A)	684	593
Allison Transmission
5.875%, 06/01/2029 (A)	855	827
4.750%, 10/01/2027 (A)	834	787
3.750%, 01/30/2031 (A)	417	348
American Airlines
11.750%, 07/15/2025 (A)	1,292	1,414

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 04/20/2029 (A)	$6,745	$6,462
5.500%, 04/20/2026 (A)	287	282
APi Group DE
4.750%, 10/15/2029 (A)	234	209
4.125%, 07/15/2029 (A)	365	319
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	3,141	1,616
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	1,933	1,884
5.250%, 08/15/2027 (A)	4,694	3,446
Artera Services LLC
9.033%, 12/04/2025 (A)	2,137	1,952
Avis Budget Car Rental LLC
8.000%, 02/15/2031 (A)	1,558	1,523
5.750%, 07/15/2027 (A)	625	586
5.375%, 03/01/2029 (A)	396	356
4.750%, 04/01/2028 (A)	365	331
Beacon Roofing Supply
4.500%, 11/15/2026 (A)	1,284	1,225
Bombardier
8.750%, 11/15/2030 (A)	108	111
7.875%, 04/15/2027 (A)	3,142	3,144
7.500%, 03/15/2025 (A)	308	308
7.500%, 02/01/2029 (A)	1,310	1,298
Builders FirstSource
6.375%, 06/15/2032 (A)	367	361
4.250%, 02/01/2032 (A)	2,503	2,147
BWX Technologies
4.125%, 06/30/2028 (A)	692	626
4.125%, 04/15/2029 (A)	1,425	1,284
Camelot Return Merger Sub
8.750%, 08/01/2028 (A)	2,135	2,106
Chart Industries
9.500%, 01/01/2031 (A)	2,920	3,117
7.500%, 01/01/2030 (A)	198	202
Clydesdale Acquisition Holdings
8.750%, 04/15/2030 (A)	1,395	1,252
Conduent Business Services LLC
6.000%, 11/01/2029 (A)	580	484
CoreCivic
8.250%, 04/15/2026	527	537
CP Atlas Buyer
7.000%, 12/01/2028 (A)	2,811	2,303
Deluxe
8.000%, 06/01/2029 (A)	4,090	3,450
Emerald Debt Merger Sub LLC
6.625%, 12/15/2030 (A)	4,400	4,389
Enpro
5.750%, 10/15/2026	404	392
Enviri
5.750%, 07/31/2027 (A)	766	667

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
First Student Bidco
4.000%, 07/31/2029 (A)	$35	$30
Garda World Security
9.500%, 11/01/2027 (A)	560	540
6.000%, 06/01/2029 (A)	429	357
GFL Environmental
6.750%, 01/15/2031 (A)	155	156
4.750%, 06/15/2029 (A)	3,465	3,165
4.375%, 08/15/2029 (A)	1,123	992
4.000%, 08/01/2028 (A)	859	766
3.750%, 08/01/2025 (A)	490	473
3.500%, 09/01/2028 (A)	2,860	2,562
Global Infrastructure Solutions
7.500%, 04/15/2032 (A)	285	249
5.625%, 06/01/2029 (A)	580	485
GrafTech Finance
4.625%, 12/15/2028 (A)	1,410	946
GrafTech Global Enterprises
9.875%, 12/15/2028 (A)	1,365	1,072
Graham Packaging
7.125%, 08/15/2028 (A)	312	275
Griffon
5.750%, 03/01/2028	760	718
H&E Equipment Services
3.875%, 12/15/2028 (A)	3,449	3,054
Hertz
5.000%, 12/01/2029 (A)	952	730
4.625%, 12/01/2026 (A)	196	173
Hertz (Escrow Security)
7.125%, 08/01/2026 (A)(B)	715	61
6.000%, 01/15/2028 (A)(B)	420	34
5.500%, 10/15/2024 (A)(B)	1,573	47
Icahn Enterprises
5.250%, 05/15/2027	1,683	1,523
4.750%, 09/15/2024	2,030	1,992
Imola Merger
4.750%, 05/15/2029 (A)	1,145	1,040
JELD-WEN
4.875%, 12/15/2027 (A)	372	343
4.625%, 12/15/2025 (A)	226	216
Knife River
7.750%, 05/01/2031 (A)	105	108
Korn Ferry
4.625%, 12/15/2027 (A)	3,875	3,655
LABL
10.500%, 07/15/2027 (A)	450	409
6.750%, 07/15/2026 (A)	2,030	1,929
Madison IAQ LLC
5.875%, 06/30/2029 (A)	3,076	2,581
4.125%, 06/30/2028 (A)	285	253
MasTec
4.500%, 08/15/2028 (A)	825	743

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Mauser Packaging Solutions Holding
9.250%, 04/15/2027 (A)	$745	$678
7.875%, 08/15/2026 (A)	1,585	1,574
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	2,678	2,664
MIWD Holdco II LLC
5.500%, 02/01/2030 (A)	190	161
Monitronics International
9.125%, 04/01/2020 (B)(C)	5,135	–
Moog
4.250%, 12/15/2027 (A)	1,212	1,125
Neptune Bidco US
9.290%, 04/15/2029 (A)	846	786
Pactiv Evergreen Group Issuer
4.000%, 10/15/2027 (A)	1,617	1,480
PGT Innovations
4.375%, 10/01/2029 (A)	1,925	1,822
Pitney Bowes
7.250%, 03/15/2029 (A)	2,240	1,836
6.875%, 03/15/2027 (A)	930	823
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,928	1,907
3.375%, 08/31/2027 (A)	1,080	977
Regal Rexnord
6.400%, 04/15/2033 (A)	271	267
6.300%, 02/15/2030 (A)	194	192
6.050%, 04/15/2028 (A)	455	447
Science Applications International
4.875%, 04/01/2028 (A)	3,734	3,479
Sensata Technologies BV
4.000%, 04/15/2029 (A)	1,044	937
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,632
Smyrna Ready Mix Concrete LLC
8.875%, 11/15/2031 (A)	1,760	1,790
6.000%, 11/01/2028 (A)	1,370	1,302
Spirit AeroSystems
9.750%, 11/15/2030 (A)	1,823	1,920
9.375%, 11/30/2029 (A)	259	280
Spirit Loyalty Cayman
8.000%, 09/20/2025 (A)	3,063	2,248
SPX FLOW
8.750%, 04/01/2030 (A)	1,694	1,618
SS&C Technologies
5.500%, 09/30/2027 (A)	1,020	987
Standard Industries
5.000%, 02/15/2027 (A)	3,424	3,279
4.750%, 01/15/2028 (A)	1,400	1,316
4.375%, 07/15/2030 (A)	2,865	2,511
3.375%, 01/15/2031 (A)	139	114
Stericycle
3.875%, 01/15/2029 (A)	503	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Summit Materials LLC
7.250%, 01/15/2031 (A)	$310	$310
5.250%, 01/15/2029 (A)	2,324	2,173
Terex
5.000%, 05/15/2029 (A)	400	367
TK Elevator US Newco
5.250%, 07/15/2027 (A)	2,376	2,257
TransDigm
7.125%, 12/01/2031 (A)	2,712	2,759
6.875%, 12/15/2030 (A)	5,961	5,968
6.750%, 08/15/2028 (A)	530	531
6.250%, 03/15/2026 (A)	7,987	7,932
5.500%, 11/15/2027	2,161	2,080
Trident TPI Holdings
12.750%, 12/31/2028 (A)	2,620	2,764
TriNet Group
7.125%, 08/15/2031 (A)	253	256
Triumph Group
9.000%, 03/15/2028 (A)	170	174
7.750%, 08/15/2025	470	461
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	2,985	2,713
5.500%, 08/15/2026 (A)	2,062	1,981
Tutor Perini Corp.
6.875%, 05/01/2025 (A)	4,120	3,752
Uber Technologies
7.500%, 09/15/2027 (A)	300	305
4.500%, 08/15/2029 (A)	419	386
United Airlines
4.625%, 04/15/2029 (A)	3,229	2,882
4.375%, 04/15/2026 (A)	2,308	2,195
United Rentals North America
6.000%, 12/15/2029 (A)	1,050	1,048
5.250%, 01/15/2030	2,400	2,293
4.000%, 07/15/2030	1,860	1,657
3.875%, 11/15/2027	2,532	2,379
US Airways Pass Through Trust, Ser 2013-1, Cl A
3.950%, 11/15/2025	537	508
WESCO Distribution
7.250%, 06/15/2028 (A)	903	918
7.125%, 06/15/2025 (A)	551	552
Williams Scotsman
7.375%, 10/01/2031 (A)	720	737

		180,751

Information Technology — 3.4%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	656
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	3,829	3,286

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ams-OSRAM
12.250%, 03/30/2029 (A)	$270	$275
7.000%, 07/31/2025 (A)	2,573	2,617
AthenaHealth Group
6.500%, 02/15/2030 (A)	265	230
Boxer Parent
7.125%, 10/02/2025 (A)	1,292	1,290
Ciena
4.000%, 01/31/2030 (A)	2,095	1,847
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	321	287
3.875%, 07/01/2028 (A)	253	228
Coherent
5.000%, 12/15/2029 (A)	5,333	4,826
CommScope
8.250%, 03/01/2027 (A)	4,460	2,219
7.125%, 07/01/2028 (A)	3,670	1,716
6.000%, 03/01/2026 (A)	1,318	1,130
4.750%, 09/01/2029 (A)	689	432
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	4,051	3,180
5.000%, 03/15/2027 (A)	365	155
Consensus Cloud Solutions
6.500%, 10/15/2028 (A)	1,410	1,273
Crowdstrike Holdings
3.000%, 02/15/2029	1,674	1,470
Elastic
4.125%, 07/15/2029 (A)	2,241	2,001
Entegris
4.375%, 04/15/2028 (A)	535	499
3.625%, 05/01/2029 (A)	1,306	1,142
Entegris Escrow
5.950%, 06/15/2030 (A)	124	120
4.750%, 04/15/2029 (A)	4,839	4,572
Fair Isaac
4.000%, 06/15/2028 (A)	2,104	1,936
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,173	2,102
3.500%, 03/01/2029 (A)	3,254	2,866
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (C)	10,706	–
NCR Atleos
9.500%, 04/01/2029 (A)	420	434
NCR Voyix
5.125%, 04/15/2029 (A)	553	506
5.000%, 10/01/2028 (A)	178	162
ON Semiconductor
3.875%, 09/01/2028 (A)	2,053	1,856
Open Text Holdings
4.125%, 02/15/2030 (A)	3,083	2,728
Presidio Holdings
4.875%, 02/01/2027 (A)	425	411

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
RingCentral
8.500%, 08/15/2030 (A)	$343	$342
Seagate HDD Cayman
8.500%, 07/15/2031 (A)	60	64
8.250%, 12/15/2029 (A)	240	255
3.375%, 07/15/2031	1,344	899
Sprint LLC
7.625%, 02/15/2025	650	660
Synaptics
4.000%, 06/15/2029 (A)	2,879	2,491
Veritas US
7.500%, 09/01/2025 (A)	3,255	2,537
Viasat
7.500%, 05/30/2031 (A)	1,910	1,366
ViaSat
6.500%, 07/15/2028 (A)	4,245	3,237
Western Digital Corp
4.750%, 02/15/2026	2,150	2,074
Xerox Holdings
5.500%, 08/15/2028 (A)	2,126	1,772

		64,149

Materials — 6.4%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	200	197
5.500%, 12/15/2027 (A)	200	192
Ashland LLC
6.875%, 05/15/2043	1,384	1,309
ASP Unifrax Holdings
5.250%, 09/30/2028 (A)	4,447	3,057
ATI
7.250%, 08/15/2030	214	215
5.875%, 12/01/2027	276	267
5.125%, 10/01/2031	137	120
4.875%, 10/01/2029	267	239
Axalta Coating Systems Dutch Holding B BV
7.250%, 02/15/2031 (A)	3,585	3,693
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	662
3.375%, 02/15/2029 (A)	1,408	1,227
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	3,720	3,499
Ball
6.000%, 06/15/2029	2,699	2,693
3.125%, 09/15/2031	3,485	2,878
2.875%, 08/15/2030	2,680	2,220
Berry Global (Escrow Security)
5.625%, 07/15/2027 (A)	385	376
Big River Steel LLC
6.625%, 01/31/2029 (A)	477	476
Carpenter Technology
7.625%, 03/15/2030	103	105

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.375%, 07/15/2028	$281	$276
CF Industries
5.150%, 03/15/2034	2,520	2,386
Chemours
5.750%, 11/15/2028 (A)	2,647	2,396
4.625%, 11/15/2029 (A)	1,866	1,568
Cleveland-Cliffs
6.750%, 04/15/2030 (A)	1,500	1,459
4.625%, 03/01/2029 (A)	460	414
Compass Minerals International
6.750%, 12/01/2027 (A)	4,143	4,033
Cornerstone Chemical
10.250%cash/0% PIK, 09/01/2027 (A)(C)	11,735	6,489
Cornerstone Chemical Company
13.000%, 08/26/2024 (C)	2,248	2,248
CVR Partners
6.125%, 06/15/2028 (A)	2,131	1,955
Domtar
6.750%, 10/01/2028 (A)	4,585	3,990
Element Solutions
3.875%, 09/01/2028 (A)	3,618	3,215
ERO Copper
6.500%, 02/15/2030 (A)	3,005	2,562
First Quantum Minerals
8.625%, 06/01/2031 (A)	1,771	1,432
7.500%, 04/01/2025 (A)	2,202	2,037
6.875%, 10/15/2027 (A)	2,769	2,243
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	1,395	1,317
Freeport-McMoRan
5.450%, 03/15/2043	400	359
5.400%, 11/14/2034	781	741
4.625%, 08/01/2030	979	909
Glatfelter
4.750%, 11/15/2029 (A)	267	162
INEOS Finance
6.750%, 05/15/2028 (A)	200	190
INEOS Quattro Finance 2
9.625%, 03/15/2029 (A)	247	255
Innophos Holdings
9.375%, 02/15/2028 (A)	4,020	3,686
LSB Industries
6.250%, 10/15/2028 (A)	2,200	2,050
Mativ Holdings
6.875%, 10/01/2026 (A)	1,292	1,192
Methanex
5.125%, 10/15/2027	2,222	2,094
Mountain Province Diamonds, Inc.
9.000%, 12/15/2025 (A)(C)	2,609	2,544
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (A)(B)(C)(D)	2,835	348

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NMG Holding
7.125%, 04/01/2026 (A)	$1,065	$998
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)(C)(E)	3,290	–
NOVA Chemicals
8.500%, 11/15/2028 (A)	189	195
5.250%, 06/01/2027 (A)	770	693
5.000%, 05/01/2025 (A)	1,451	1,407
4.875%, 06/01/2024 (A)	856	846
4.250%, 05/15/2029 (A)	385	304
Novelis
4.750%, 01/30/2030 (A)	465	422
3.875%, 08/15/2031 (A)	2,920	2,458
3.250%, 11/15/2026 (A)	874	802
OI European Group BV
4.750%, 02/15/2030 (A)	2,804	2,524
Olympus Water US Holding
9.750%, 11/15/2028 (A)	2,109	2,169
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	561	555
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	3,293	1,152
Rain Carbon
12.250%, 09/01/2029 (A)	2,340	2,387
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	49	47
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	5,438	4,817
4.875%, 05/01/2028 (A)	341	309
Scotts Miracle-Gro
5.250%, 12/15/2026	121	115
4.500%, 10/15/2029	684	583
4.375%, 02/01/2032	366	291
4.000%, 04/01/2031	461	370
Sealed Air
7.250%, 02/15/2031 (A)	1,724	1,765
6.125%, 02/01/2028 (A)	3,525	3,487
Tacora Resources Inc
13.000%cash/0% PIK, 11/03/2023 (A)(C)	200	200
8.250%, 05/15/2026 (A)(B)	1,320	713
Taseko Mines
7.000%, 02/15/2026 (A)	2,299	2,149
TriMas
4.125%, 04/15/2029 (A)	522	454
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	182	152
5.125%, 04/01/2029 (A)	414	161
Tronox
4.625%, 03/15/2029 (A)	6,358	5,406
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	6,294	5,298

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.875%, 06/15/2027 (A)	$385	$367

		121,571

Real Estate — 2.2%
Diversified Healthcare Trust
4.750%, 05/01/2024	3,205	3,027
4.750%, 02/15/2028	1,240	903
4.375%, 03/01/2031	4,090	2,879
Iron Mountain
5.250%, 03/15/2028 (A)	281	266
5.250%, 07/15/2030 (A)	1,140	1,045
5.000%, 07/15/2028 (A)	395	369
4.875%, 09/15/2027 (A)	410	388
4.875%, 09/15/2029 (A)	5,578	5,080
Outfront Media Capital LLC
7.375%, 02/15/2031 (A)	2,689	2,758
4.625%, 03/15/2030 (A)	245	210
4.250%, 01/15/2029 (A)	790	682
Park Intermediate Holdings LLC
4.875%, 05/15/2029 (A)	1,000	890
Realogy Group LLC
5.250%, 04/15/2030 (A)	615	414
RHP Hotel Properties
7.250%, 07/15/2028 (A)	113	115
4.750%, 10/15/2027	962	914
4.500%, 02/15/2029 (A)	597	538
SBA Communications
3.125%, 02/01/2029	2,279	1,985
Service Properties Trust
5.500%, 12/15/2027	950	846
4.950%, 02/15/2027	4,113	3,593
4.375%, 02/15/2030	2,425	1,774
4.350%, 10/01/2024	1,309	1,308
3.950%, 01/15/2028	1,355	1,082
Uniti Group
10.500%, 02/15/2028 (A)	905	890
6.000%, 01/15/2030 (A)	1,322	857
VICI Properties
5.750%, 02/01/2027 (A)	357	351
5.625%, 05/01/2024 (A)	315	314
4.750%, 02/15/2028	1,500	1,422
4.625%, 06/15/2025 (A)	411	400
4.625%, 12/01/2029 (A)	655	593
4.500%, 09/01/2026 (A)	225	214
4.500%, 01/15/2028 (A)	175	162
4.250%, 12/01/2026 (A)	687	647
4.125%, 08/15/2030 (A)	4,231	3,687
3.875%, 02/15/2029 (A)	396	353
3.750%, 02/15/2027 (A)	902	835
3.500%, 02/15/2025 (A)	22	21

		41,812

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 2.7%
AmeriGas Partners
9.375%, 06/01/2028 (A)	$210	$215
5.875%, 08/20/2026	235	230
5.500%, 05/20/2025	210	206
Calpine
5.000%, 02/01/2031 (A)	270	239
4.625%, 02/01/2029 (A)	1,430	1,295
4.500%, 02/15/2028 (A)	4,815	4,544
Clearway Energy Operating LLC
3.750%, 02/15/2031 (A)	4,449	3,722
FirstEnergy
4.150%, 07/15/2027	2,108	2,005
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	3,892	3,840
NRG Energy
10.250%, H15T5Y + 5.920%(A)(F)(G)	2,958	2,930
7.000%, 03/15/2033 (A)	413	417
6.625%, 01/15/2027	1,000	992
5.250%, 06/15/2029 (A)	605	564
3.875%, 02/15/2032 (A)	1,194	976
3.625%, 02/15/2031 (A)	5,710	4,669
3.375%, 02/15/2029 (A)	515	441
Pattern Energy Operations
4.500%, 08/15/2028 (A)	2,540	2,329
PG&E
5.250%, 07/01/2030	2,559	2,404
5.000%, 07/01/2028	347	330
Pike
8.625%, 01/31/2031 (A)	103	104
5.500%, 09/01/2028 (A)	310	283
Solaris Midstream Holdings LLC
7.625%, 04/01/2026 (A)	2,012	1,954
Talen Energy Supply LLC
8.625%, 06/01/2030 (A)	2,550	2,672
Vistra
8.000%, H15T5Y + 6.930%(A)(F)(G)	2,698	2,639
7.000%, H15T5Y + 5.740%(A)(F)(G)	435	413
Vistra Operations LLC
7.750%, 10/15/2031 (A)	380	389
5.625%, 02/15/2027 (A)	385	374
5.000%, 07/31/2027 (A)	4,390	4,178
4.375%, 05/01/2029 (A)	5,804	5,240
4.300%, 07/15/2029 (A)	559	507

		51,101

Total Corporate Obligations
(Cost $1,656,377) ($ Thousands)		1,458,473

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS — 9.3%
1236904 B.C. LTD., Initial Term Loan, 1st Lien
10.963%, CME Term SOFR + 5.614%, 03/04/2027 (F)	$2,460	$2,276
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
10.427%, CME Term SOFR + 4.750%, 04/20/2028 (F)	702	712
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
9.902%, CME Term SOFR + 4.250%, 05/17/2028 (F)(I)	527	435
Adient US LLC, Term B-1 Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 04/10/2028 (F)	330	330
Ahead DB Borrower LLC, Term B Loan, 1st Lien
9.240%, 10/18/2027	149	147
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien
12.860%, CME Term SOFR + 7.320%, 10/10/2025 (F)	1,696	1,679
AlixPartners LLP, Initial Dollar Term Loan, 1st Lien
8.213%, 02/04/2028	1,497	1,498
Alvogen Pharma, Extended Term Loan, 1st Lien
13.040%, CME Term SOFR + 7.500%, 06/30/2025 (F)	3,018	2,762
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
8.436%, CME Term SOFR + 3.000%, 04/22/2026 (F)(I)	1,286	1,037
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
10.963%, CME Term SOFR + 5.500%, 09/01/2027 (F)	501	490
ASP Unifrax Holdings, Inc., USD Term Loan, 1st Lien
9.290%, CME Term SOFR + 3.750%, 12/12/2025 (F)	1,299	1,199
Avaya Inc., Initial Term Loan, 1st Lien
13.848%, CME Term SOFR + 8.500%, 08/01/2028 (F)(I)	6,413	5,643
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
8.698%, CME Term SOFR + 3.250%, 03/03/2025 (F)(I)	655	626
AVSC Holding Corp., 2020 B-2 Term Loan, 1st Lien
9.948%, CME Term SOFR + 4.500%, 10/15/2026 (F)(I)	156	149

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Blackhawk Network, Temr Loan, 2nd Lien
12.423%, 06/15/2026	$2,412	$2,364
Byju's, Term Loan, 1st Lien
15.500%, LIBOR + 8.000%, 11/24/2026 (F)	3,675	1,286
Carestream Health, Inc., Term Loan, 1st Lien
12.990%, CME Term SOFR + 7.500%, 09/30/2027 (F)	3,250	2,388
Castle US Holding Corp., Incremental Term B Loan, 1st Lien
9.650%, CME Term SOFR + 4.000%, 01/29/2027 (F)(I)	1,574	1,087
Castle US Holding Corporation, Initial Dollar Term Loan, 1st Lien
9.400%, CME Term SOFR + 3.750%, 01/29/2027 (F)(I)	1,484	1,037
Claire's Stores, Inc., Initial Term Loan, 1st Lien
11.948%, CME Term SOFR + 6.500%, 12/18/2026 (F)	1,975	1,798
Clear Channel Outdoor Holdings, Inc., Term B Loan, 1st Lien
9.145%, CME Term SOFR + 3.500%, 08/21/2026 (F)	229	224
ClubCorp Holdings, Inc., Term B Loan, 1st Lien
8.181%, SOFRRATE + 2.750%, 09/18/2024 (F)	2,478	2,373
ClubCorp Holdings, Inc., Term B-2 Loan, 1st Lien
10.649%, CME Term SOFR + 5.000%, 09/18/2026 (F)(I)	1,159	1,108
Commscope, Inc., Initial Term Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 04/06/2026 (F)	659	576
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
12.500%, PRIME + 4.000%, 01/04/2026 (F)	994	568
Curian Global Inc., 2021 Term Loan, 1st Lien
9.233%, 08/30/2026 (I)	1,195	996
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
9.402%, CME Term SOFR + 3.750%, 10/04/2028 (F)	591	579
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
10.650%, CME Term SOFR + 5.000%, 08/02/2027 (F)	1,795	1,764
Dominion Diamond, Term Loan, 2nd Lien
10.000%, 06/30/2026 (C)	1,216	1,216

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
East Valley Tourist Development Authority , Term Loan, 1st Lien
13.152%, CME Term SOFR + 7.500%, 11/23/2026 (C)(F)	$4,190	$4,085
Envision Healthcare Corp., 2018 Third Out Term Loan, 1st Lien
9.140%, CME Term SOFR + 3.750%, 03/31/2027 (F)	1,412	1
Envision Healthcare Corporation, Second Out Term Loan, 1st Lien
9.640%, CME Term SOFR + 4.250%, 03/31/2027 (F)(I)	578	93
Envision Healthcare Corporation, Term Loan, 1st Lien
13.573%, 12/30/2027	4,480	4,142
Epic Crude Services, LP, Term Loan, 1st Lien
10.929%, CME Term SOFR + 5.000%, 03/02/2026 (F)	1,526	1,509
Epic Y-Grade Services, 1st Lien
11.488%, CME Term SOFR + 6.000%, 06/30/2027 (F)	2,881	2,770
eResearchTechnology, Inc., Initial Term Loan, 1st Lien
9.963%, CME Term SOFR + 4.500%, 02/04/2027 (F)	935	919
First Student Bidco Inc., 2022 Incremental Term B Loan, 1st Lien
9.490%, CME Term SOFR + 4.000%, 07/21/2028 (F)	401	398
First Student Bidco Inc., Initial Term B Loan, 1st Lien
8.652%, CME Term SOFR + 3.000%, 07/21/2028 (F)	419	412
First Student Bidco Inc., Initial Term C Loan, 1st Lien
8.652%, CME Term SOFR + 3.000%, 07/21/2028 (F)	158	155
Fortrea Holdings Inc., Initial Term B Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 07/01/2030 (F)(I)	1,693	1,675
Freeport LNG Investments, LLLP, Term Loan, 1st Lien
8.677%, 11/16/2026	2,305	2,278
GatesAir, Term Loan
15.870%, 08/01/2027 (C)	1,755	1,756
Genesys Cloud Services Holdings I, LLC, Initial Dollar Term Loan (2020), 1st Lien
9.463%, CME Term SOFR + 4.000%, 12/01/2027 (F)	495	496

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
GIP III Stetson I, L.P. (GIP III Stetson II, L.P.), Initial Term Loan (2023), 1st Lien
9.698%, CME Term SOFR + 4.250%, 10/31/2028 (F)	$2,519	$2,511
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
9.895%, CME Term SOFR + 4.250%, 03/14/2025 (F)	3,358	2,516
Global Medical Response, Inc., 2021 Refinancing Term Loan, 1st Lien
9.934%, CME Term SOFR + 4.250%, 10/02/2025 (F)	5,896	4,420
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
8.463%, CME Term SOFR + 3.000%, 08/04/2027 (F)	524	522
Gulf Finance, LLC, Term Loan, 1st Lien
12.631%, CME Term SOFR + 6.750%, 08/25/2026 (F)	2,997	3,003
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Third Amendment Extended Term Loan, 1st Lien
10.463%, CME Term SOFR + 5.000%, 12/15/2026 (F)	771	759
J & J Ventures Gaming, LLC, Initial Term Loan, 1st Lien
9.652%, CME Term SOFR + 4.000%, 04/26/2028 (F)	1,271	1,240
JC Penney, 1st Lien
5.250%, LIBOR + 4.250%, 06/21/2024 (C)(F)	3,751	—
Journey Personal Care, 1st Lien
9.981%, LIBOR + 4.250%, 03/01/2028 (F)	2,691	2,591
Jump Financial, LLC, Term Loan, 1st Lien
10.152%, CME Term SOFR + 4.500%, 08/07/2028 (F)	3,833	3,670
LABL, Inc., Initial Dollar Term Loan, 1st Lien
10.448%, CME Term SOFR + 5.000%, 10/29/2028 (F)	484	457
Lannett Company, Inc., Term Loan
2.000%, 06/16/2030 (C)	858	858
Libbey Glass, LLC, Incremental Term Loan
11.941%, 11/22/2027 (I)	2,686	2,543
Life Time, Inc., 2023 Refinancing Term Loan, 1st Lien
10.611%, CME Term SOFR + 4.750%, 01/15/2026 (F)	685	685
LifeScan Global Corp., Initial Term Loan, 1st Lien
11.975%, CME Term SOFR + 6.500%, 12/31/2026 (F)	12,506	9,504

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Lightstone Holdco LLC, Extended Term B Loan, 1st Lien
11.133%, CME Term SOFR + 5.750%, 01/29/2027 (F)	$1,988	$1,866
Lightstone Holdco LLC, Extended Term C Loan, 1st Lien
11.133%, CME Term SOFR + 5.750%, 01/29/2027 (F)	112	105
Madison IAQ LLC, Initial Term Loan, 1st Lien
8.699%, CME Term SOFR + 3.250%, 06/21/2028 (F)	434	427
Magenta Buyer LLC, Initial Term Loan, 1st Lien
10.645%, CME Term SOFR + 5.000%, 07/27/2028 (F)(I)	6,874	4,404
Magnite, Inc., Initial Term Loan, 1st Lien
10.929%, CME Term SOFR + 5.000%, 04/28/2028 (F)	1,130	1,132
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
12.588%, CME Term SOFR + 7.125%, 02/16/2025 (F)	1,706	1,685
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
11.128%, CME Term SOFR + 5.750%, 08/18/2028 (F)	686	496
10.390%, CME Term SOFR + 4.750%, 08/18/2028 (E)(F)(I)	7,675	5,561
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
8.463%, CME Term SOFR + 3.000%, 10/23/2028 (F)	287	287
Mileage Plus Holdings, LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
10.798%, CME Term SOFR + 5.250%, 06/21/2027 (F)	2,574	2,650
Mitnick Corporate Purchaser, Inc., Initial Term Loan, 1st Lien
9.983%, CME Term SOFR + 4.500%, 05/02/2029 (F)	1,284	1,191
MLN U.S. HoldCo LLC, Term B Loan, 1st Lien
10.011%, CME Term SOFR + 4.500%, 11/30/2025 (F)	1,157	116
Mountaineer Merger Corp, Term Loan, 1st Lien
12.639%, CME Term SOFR + 7.000%, 10/26/2028 (F)	2,776	2,026
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
9.900%, CME Term SOFR + 4.250%, 09/01/2028 (F)	348	330

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Naked Juice LLC, Initial Loan, 2nd Lien
11.490%, CME Term SOFR + 6.000%, 01/24/2030 (F)	$2,822	$2,242
NEP Group, Inc., Initial Dollar Term Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 10/20/2025 (F)	1,781	1,601
Nexus Buyer LLC, Initial Term Loan, 2nd Lien
11.698%, CME Term SOFR + 6.250%, 11/05/2029 (F)	1,140	1,101
Nine West Holdings Inc., Term Loan
14.483%, LIBOR + 8.000%, 03/20/2024 (F)	1,887	1,406
Open Text Corporation, 2023 Replacement Term Loan, 1st Lien
8.198%, CME Term SOFR + 2.750%, 01/31/2030 (F)	1,180	1,181
Osaic Holdings, Inc., Term B-2 Loan, 1st Lien
9.848%, CME Term SOFR + 4.500%, 08/17/2028 (F)	690	690
Park River Holdings, Inc., Initial Term Loan, 1st Lien
8.907%, LIBOR + 3.250%, 12/28/2027 (F)	226	218
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
8.902%, CME Term SOFR + 3.250%, 03/03/2028 (F)	605	572
Pluto Acquisition I, Inc., 2021 Term Loan, 1st Lien
9.650%, CME Term SOFR + 4.000%, 06/22/2026 (F)(I)	4,014	3,131
Prairie ECI Acquiror LP, Initial Term Loan, 1st Lien
10.198%, SOFRRATE + 4.750%, 03/11/2026 (F)(I)	915	914
Pretium PKG Holdings, Inc., Initial Third Amendment Tranche A-1 Term Loan, 1st Lien
9.995%, CME Term SOFR + 4.600%, 10/02/2028 (F)(I)	128	99
Pretium PKG Holdings, Inc., Third Amendment Tranche A Term Loan, 1st Lien
10.395%, CME Term SOFR + 5.000%, 10/02/2028 (F)(I)	476	464
Quest Software US Holdings Inc., Initial Loan, 2nd Lien
13.033%, CME Term SOFR + 7.500%, 02/01/2030 (F)	954	591

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Radiology Partners, Inc., Term B Loan, 1st Lien
10.179%, CME Term SOFR + 4.250%, 07/09/2025 (F)	$826	$649
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
8.963%, CME Term SOFR + 3.500%, 12/17/2027 (F)(I)	1,119	950
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
8.963%, CME Term SOFR + 3.500%, 12/17/2027 (F)(I)	1,757	1,492
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
9.698%, CME Term SOFR + 4.250%, 06/30/2028 (F)	1,868	1,592
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
10.448%, CME Term SOFR + 5.000%, 06/30/2028 (F)	450	386
Serta Simmons Bedding, Initial Term Loan, 1st Lien
12.824%, CME Term SOFR + 7.500%, 06/29/2028 (F)	86	83
Shutterfly, Term Loan, 2nd Lien
10.390%, 10/01/2027	295	198
SPX Flow, Inc., Term Loan, 1st Lien
9.948%, CME Term SOFR + 4.500%, 04/05/2029 (F)	307	306
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
10.435%, Syn LIBOR + 5.000%, 04/16/2026 (F)	1,537	1,402
Star Parent, Inc., Term Loan, 1st Lien
9.386%, CME Term SOFR + 4.000%, 09/27/2030 (F)	175	171
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
9.240%, CME Term SOFR + 3.750%, 10/01/2026 (F)	1,498	1,502
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
9.869%, CME Term SOFR + 4.500%, 05/17/2030 (F)	657	659
Talen Energy Supply, LLC, Initial Term C Loan, 1st Lien
9.869%, CME Term SOFR + 4.500%, 05/17/2030 (F)	309	310
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
10.633%, CME Term SOFR + 5.250%, 03/02/2027 (F)	8,449	6,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Tortoiseecofin, Term Loan, 1st Lien
8.941%, 10/27/2028	$361	$353
Traverse Midstream Partners LLC, Advance, 1st Lien
9.240%, CME Term SOFR + 3.750%, 02/16/2028 (F)	1,540	1,538
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
8.902%, CME Term SOFR + 3.250%, 03/31/2028 (F)	374	368
Tutor Perini Corp., Term Loan, 1st Lien
10.213%, SOFRRATE + 3.500%, 08/18/2027 (C)(F)	502	482
U.S. Renal Care, Inc., Closing Date Term Loan, 1st Lien
10.446%, CME Term SOFR + 5.000%, 06/20/2028 (F)	608	432
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
8.713%, CME Term SOFR + 3.250%, 03/15/2026 (F)	2,446	2,442
Venator, Term Loan, 1st Lien
15.426%, 10/12/2028	315	315
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
9.641%, CME Term SOFR + 4.000%, 08/20/2025 (F)	4,693	4,440
Vida Capital Inc., Initial Term Loan
11.439%, CME Term SOFR + 6.000%, 10/01/2026 (F)(I)	6,989	5,770
Wargam, Term Loan, 1st Lien
14.740%, 06/30/2028	2,424	2,448
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
11.390%, CME Term SOFR + 5.750%, 06/22/2026 (F)	924	924
Wellful Inc., Initial Term Loan, 1st Lien
11.713%, CME Term SOFR + 6.250%, 04/21/2027 (F)(I)	4,355	3,772
White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 1st Lien
9.098%, CME Term SOFR + 3.750%, 10/19/2027 (F)	774	773
Xplornet Communications Inc., Refinancing Term Loan, 1st Lien
9.652%, CME Term SOFR + 4.000%, 10/02/2028 (F)(I)	5,510	3,430

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan, 1st Lien
8.463%, CME Term SOFR + 3.000%, 03/09/2027 (F)(I)	$2,114	$1,802

Total Loan Participations
(Cost $189,010) ($ Thousands)		175,918

ASSET-BACKED SECURITIES — 7.9%
Other Asset-Backed Securities — 7.9%

Ares XXXIV CLO, Ser 2020-2A, Cl FR
14.264%, TSFR3M + 8.862%, 04/17/2033 (A)(C)(F)	2,304	1,940
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(C)(D)(F)	4,614	–
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(C)(D)(F)	4,378	1,093
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(C)(D)(F)	6,380	4,275
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(C)(D)(F)	10,431	5,215
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(C)(D)(F)	8,633	3,022
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (C)(D)	6,147	3,934
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(C)(D)(F)	3,572	1,857
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (C)(D)	8,543	4,955
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
0.000%, 07/20/2029 (A)(C)(D)(F)	2,640	290
Benefit Street Partners CLO IV
0.000%, 07/20/2026 (A)(C)(J)	7	2,235
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(C)(J)	3,363	1,177
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (C)(D)	10,301	3,204
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
0.000%, 10/18/2029 (A)(C)(D)(F)	9,535	4,226
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
0.000%, 07/18/2027 (C)(D)(F)	9,035	35
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(C)(D)	9,000	2,027
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
0.000%, 04/20/2034 (A)(C)(D)(F)	10,939	6,126

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(C)(D)(F)	$10,091	$2,472
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(C)(D)(F)	6,857	3,048
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2034 (A)(C)(D)(F)	6,048	4,267
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(C)(D)(F)	3,469	2,820
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (C)(D)	4,843	3,742
Cathedral Lake CLO, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(C)(D)(F)	3,653	658
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(C)(D)(F)	5,673	908
First Eagle Berkeley Fund CLO LLC, Ser 2016-1A, Cl SUB
0.000%, 10/25/2028 (A)(C)(D)(F)	21,812	4,799
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(C)(D)(F)	6,015	2,674
Great Lakes CLO, Ser 2017-1A, Cl ER
13.156%, TSFR3M + 7.762%, 10/15/2029 (A)(C)(F)	3,376	3,179
Great Lakes CLO, Ser 2018-1A, Cl ER
12.930%, TSFR3M + 7.622%, 01/16/2030 (A)(C)(F)	4,328	4,029
Great Lakes CLO, Ser 2018-1A, Cl FR
15.570%, TSFR3M + 10.262%, 01/16/2030 (A)(C)(F)	1,595	1,369
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2033 (A)(C)(D)(F)	1,149	818
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
12.727%, TSFR3M + 7.332%, 04/18/2030 (A)(C)(F)	2,886	2,596
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(C)(D)(F)	2,164	1,244
LCM Ltd
0.000%, 01/20/2032 (C)(D)	1,998	1,131
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(C)(D)(F)	4,865	730
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
11.490%, TSFR3M + 6.112%, 01/25/2030 (A)(C)(F)	3,201	2,682
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(C)(D)(F)	5,235	1,413

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(C)(D)(F)	$1,780	$1,104
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(C)(F)	23	15
Neuberger Berman Loan Advisers CLO 39
0.000%, 10/20/2032 (C)(D)	5,795	3,251
Neuberger Berman Loan Advisers CLO 41
0.000%, 10/20/2032 (C)(D)	3,394	2,151
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(C)(D)(F)	9,028	2,711
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
13.057%, TSFR3M + 7.642%, 04/20/2030 (A)(C)(F)	4,200	3,598
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(C)(D)(F)	3,012	1,048
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 10/20/2034 (A)(C)(D)(F)	1,876	1,527
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (C)(D)	7,945	5,329
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (C)(D)(F)	13,119	7,680
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 10/29/2034 (A)(C)(D)(F)	7,377	3,615
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(C)(D)(F)	5,509	2,284
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(C)(D)(F)	5,959	3,575
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (C)(D)	8,523	4,432
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(C)(D)(F)	15,819	4,113
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(C)(D)(F)	2,950	295
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(C)(D)(F)	2,865	186
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(C)(D)(F)	5,750	805
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (C)(D)	6,281	5,024
Wind River
0.000%, (C)(D)	11,611	7,199

Total Asset-Backed Securities
(Cost $63,483) ($ Thousands)		150,132

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 1.3%
21st Century Oncology *(C)	22,017	$331
Aquity Holdings Inc	89,545	26
Arctic Canadian Diamond Co. *(C)	1,633	474
Avaya Inc. *	205,996	1,373
Burgundy Diamond Mines *	3,227,052	364
Carestream Health Holdings Inc *(C)	123,791	2,091
CHC Group LLC *	1,444	1
Chesapeake Energy Corp	5,208	418
Chord Energy Corp	1,370	222
Clear Channel Outdoor Holdings Inc, Cl A *	184,819	268
Copper Property CTL Pass Through Trust	210,522	2,131
Envision Healthcare	244,483	2,017
EP Energy Corp *	25,685	167
Frontier Communications Parent Inc *	14,928	327
Guitar Center *(C)(E)	24,502	3,724
Gulfport Energy Corp *	3,357	460
Gymboree Corp *(C)(E)	18,542	—
Gymboree Holding Corp *(C)(E)	52,848	—
iHeartMedia Inc, Cl A *	14,876	39
Intelsat Emergene SA *(C)	65,731	1,611
Lannett (C)	142,313	255
Lumileds Common Bright Bidco *	8,903	3
Mallinckrodt PLC *(C)	12,665	2
Medical Card Systems *(C)	395,653	175
Monitronics International (C)	9,156	147
MYT Holding LLC *(C)	461,765	162
Neiman Marcus Group *(C)	9,899	1,732
Neiman Marcus Group *(C)(E)	1,051	184
Nine West *(C)	163,718	128
Parker Drilling Co *(C)(E)	143,734	1,858
SandRidge Energy Inc	11,510	159
Serta Simmons Bedding LLC	20,716	228
SSB Equipment Company	20,716	—
Venator Materials PLC *	95,747,954	670
VICI Properties Inc, Cl A ‡	48,089	1,437
Windstream Services *	97,197	899

Total Common Stock
(Cost $35,083) ($ Thousands)		24,083

PREFERRED STOCK — 0.7%
Claire's Stores Inc, 0.000% *(C)(D)(G)	1,592	1,732
FHLMC, 5.919% (F)(G)	29,819	90
FNMA, 0.000% *(D)(F)(G)	43,993	150
Foresight, 0.000% *(C)(D)(G)	60,593	909
Guitar Center Inc, 0.000% *(C)(D)(E)(G)	782	73
Gulfport Energy Corp 10.000% cash/0% PIK (C)(G)	43	421
Ladenburg Thalmann Financial Services, 6.500% (G)	102,399	1,848
MPLX, 9.538% (C)(G)	41,696	1,495

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
MYT Holding LLC, 10.000% (G)	516,164	$333
Qurate Retail Inc, 8.000% (G)	10,574	358
Syniverse, 0.000% *(C)(D)(G)	4,851,225	4,643
Tortoise Investment, 0.000% *(D)(G)	114,191	370

Total Preferred Stock
(Cost $12,500) ($ Thousands)		12,422

	Face Amount (Thousands)
CONVERTIBLE BONDS — 0.5%
Authentic Brands
5.000%, 09/01/2029(C)	$414	416
DISH Network
2.375%, 03/15/2024	2,227	2,128
3.375%, 08/15/2026	804	364
Liberty Interactive LLC
4.000%, 11/15/2029	203	51
3.750%, 02/15/2030	5,253	1,313
North Sea Natural Resources
0.000%, 01/23/2028(C)(D)(G)	889	889
0.000%, 01/23/2028(C)(D)	121	121
Silver Airways LLC
15.000%, 12/31/2027(C)	5,628	5,071

Total Convertible Bonds
(Cost $12,674) ($ Thousands)		10,353

	Number of Warrants
WARRANTS — 0.0%
Guitar Center Tranche I, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	5,960	360
Guitar Center Tranche II, Expires 12/22/2070
Strike Price $160.00 *(C)(E)	6,486	178
Guitar Center Tranche III, Expires 12/22/2070
Strike Price $100.00 *(C)(E)	526	14
Intelsat
Strike Price $– *‡‡(C)	6	–
Neiman Marcus Group, Expires 09/24/2027
Strike Price $213.16 *(C)	6,679	92
Silver Airways
Strike Price $– *‡‡(C)	2	–
Tacora Resources Inc
Strike Price $– *‡‡(C)	5,372,127	–

Total Warrants
(Cost $580) ($ Thousands)		644

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Intelsat Jackson *‡‡(C)	13,762	$–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	34,872,920	34,873

Total Cash Equivalent
(Cost $34,873) ($ Thousands)		34,873

Total Investments in Securities — 98.3%
(Cost $2,004,580) ($ Thousands)		$1,866,898

SEI Institutional Investments Trust

A list of the open forward foreign currency contracts held by the Fund at November 30, 2023 is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/21/23	AUD	961	USD	619	$(19)

Percentages are based on Net Assets of $1,899,922 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $1,299,244 ($ Thousands), representing 68.4% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	No interest rate available.
(E)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2023 was $12,088 ($ Thousands) and represented 0.6% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(G)	Perpetual security with no stated maturity date.
(H)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	Zero coupon security.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	1,446,525	11,948	1,458,473
Loan Participations	–	167,521	8,397	175,918
Asset-Backed Securities	–	–	150,132	150,132
Common Stock	6,689	4,520	12,874	24,083
Preferred Stock	508	2,641	9,273	12,422
Convertible Bonds	–	3,856	6,497	10,353
Warrants	–	–	644	644
Rights	–	–	–	–
Cash Equivalent	34,873	–	–	34,873
Total Investments in Securities	42,070	1,625,063	199,765	1,866,898

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forward Contracts*
Unrealized Depreciation	–	(19)	–	(19)
Total Other Financial Instruments	–	(19)	–	(19)

*Forward contracts are valued at the unrealized depreciation on the instrument.

The following table depicts purchases and transfers in and/or out of Level 3 investments during the year for investments held as of November 30, 2023 ($ Thousands).

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Convertible Bonds	Investments in Warrants
Balance as of May 31, 2023	$3,289	$18,411	$163,333	$20,401	$9,360	$4,882	$1,040
Accrued discounts/premiums	28	(875)	(331)	—	—	3	—
Realized gain/(loss)	2	(1,670)	12,867	1,281	—	—	—
Change in unrealized appreciation/(depreciation)	(21)	1,121	8,526	(2,037)	(372)	(442)	(396)
Purchases	2,251	2,102	8	81	285	2,054	—
Sales	(90)	(5,295)	(34,271)	(1,281)	—	—	—
Net transfer into Level 3	6,489	482	—	2	—	—	—
Net transfer out of Level 3	—	(5,879)	—	(5,573)	—	—	—
Ending Balance as of November 30, 2023(1)	$11,948	$8,397	$150,132	$12,874	$9,273	$6,497	$644
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(4,862)	$1,161	$8,741	$(8,467)	$305	$(442)	$(396)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Continued)

(1) Of the $199,766 ($ Thousands) in Level 3 securities as of November 30, 2023, $32,248,($ thousand) or 1.7% of the Net Assets of the Fund are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

Category	Market Value at November 30, 2023 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Common Stock	$7,223	Discounted cash flow model	Deferred Cash + Earnout payments	$28.0m
			Discount rate	5.6% - 7.68%
			Cost of Equity	20%-25%
		Estimated recovery Model	Estimated Escrow	$4.5m
			Discount rate	25-35%
		Comparable multiple analysis using an average forward EBITDA multiple of publicly traded peers, discounted to account for smaller scale of operations ownership	None	N/A
		Priced at $0.01 based on the low probability of future payouts	None	N/A
		Priced at $0.01 based on the low probability of future payouts	None	N/A
		Estimated recovery Model	EBITDA	$266m
			EBITDA multiple	0.40x - 0.60x
			Weighted Average Cost of Capital	18% - 20%
			Valuation case probability weighting	12.5% - 75%
		Weighted valuation techniques	Equity Value	$240m
			Illiquidity Discount	20%
		Market Comparables Approach	EBITDA	$156m - $176m
			EBITDA multiple	3.75x - 4.75x
			Valuation case probability weighting	33%
		Weighted valuation techniques	EBITDA	$140m - $173m
			EBITDA multiple	5.25x - 7.50x
			Weighted Average Cost of Capital	18%
			Valuation case probability weighting	50%
		Estimated recovery Model	Estimated Excess RBC	$32.0m
			Estimated Indemnity escrow	$25.0m
			Discount Rate	40-50%
Convertible Preferred	6,081	Guideline Public Company Analysis	EBITDA	$1,074m - $1,119m
			EBITDA multiple	18.0x - 20.5x
		Milestone Approach	Success Probability	0% - 39%
			Price per Barrel	60
			Converted Equity Percent	50.2%
		Milestone Approach	Success Probability	0% - 39%
			Price per Barrel	60
			Converted Equity Percent	50.2%
		Enterprise Value Coverage Analysis	Adjusted EBITDAR	$26.8m
			EBITDA multiple	2.50x - 3.50x
Corporate Bond	3,092	Weighted valuation techniques	EBITDA	$32.4m
			EBITDA multiple	6.0x - 11.5x
			Replacement Cost per Ton	$225 - $2,800
		Estimated recovery model	Total Shares to Unsecured Lenders	600000
			Total Unsecured Notes	685561000
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Priced at $0.01 as a placeholder for future disputed claims related to litigation	None	N/A
		Estimated recovery model	Estimated Total Claims Case	$418.0M - 419.0M
			Estimated Debt Claims	$140m
		Estimated recovery model	Estimated Total Claims Case	$418.0M - 419.0M
			Estimated Debt Claims	$140m
		Discounted cash flow model	Implied total yield	9.75% - 10.75%
		Enterprise Value Coverage Analysis	Enterprise Value	$350m
			Illiquidity Discount	0.1
Loans	7,915	Discounted cash flow model	Implied total yield	9.80% - 10.20%
		Discounted cash flow model	Implied total credit spread	10.73% - 11.73%
		Discounted cash flow model	Implied total yield	8.05% - 9.05%
		Enterprise Value Coverage Analysis	EBITDA	$266m
			EBITDA multiple	0.40x - 0.60x
			Weighted Average Cost of Capital	18% - 20%
			Valuation case probability weighting	12.5% - 75%

SEI Institutional Investments Trust

Category	Market Value at November 30, 2023 ($ Thousands)	Valuation Technique	Unobservable Inputs	Range Input Value(s) (Average Input Value)
Preferred Stock	5,137

Priced base off conversion value to the common stock. Details: $1,000 par value per preferred share is convertible into GPOR common stock at $14.00 per share conversion price, therefore each preferred share is convertible into ~71.43 GPOR common shares. Valuation methodology is 1 GPOR preferred share equals 71.43 x GPOR common stock price.

			None	N/A
		Weighted valuation techniques	EBITDA	$140m - $173m
			EBITDA multiple	5.25x - 7.50x
			Weighted Average Cost of Capital	0.1825
			Valuation case probability weighting	50%
		Comparable Yield approach	Implied total yield	12.30% - 14.30%
Private Note	2,248	Weighted valuation techniques	EBITDA	$32.4m
			EBITDA multiple	6.0x - 11.5x
			Replacement Cost per Ton	$225 - $2,800
Warrants	552	Weighted valuation techniques	EBITDA	$140m - $173m
			EBITDA multiple	5.25x - 7.50x
			Weighted Average Cost of Capital	0.1825
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$140m - $173m
			EBITDA multiple	5.25x - 7.50x
			Weighted Average Cost of Capital	0.1825
			Valuation case probability weighting	0.5
		Weighted valuation techniques	EBITDA	$140m - $173m
			EBITDA multiple	5.25x - 7.50x
			Weighted Average Cost of Capital	0.1825
			Valuation case probability weighting	0.5
Total	$32,248

For the period ended November 30, 2023, transfers in or out of Level 3 were due to the availability or lack of availability of observable inputs to determine fair value.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$21,063	$356,594	$(342,784)	$—	$—	$34,873	$938	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

High Yield Bond Fund (Concluded)

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2023, is as follows:

Description	Face Amount ($ Thousands)/Shares/Number of Warrants	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Corporate Obligations
Aventine (Escrow Security)	$2,600	4/21/2010	$–	$–
Northwest Acquisitions ULC	3,290	8/17/2021	2,312	–
Six Flags Theme Parks	136	7/22/2019	137	136
Loan Participations
Mavenir Systems, Inc., Initial Term Loan, 1st Lien	7,675	5/29/2020	6,323	5,561
Common Stock
Guitar Center	24,502	1/8/2021	3,105	3,724
Gymboree Corp	18,542	10/1/2018	232	–
Gymboree Holding Corp	52,848	9/14/2018	958	–
Neiman Marcus Group	1,051	8/11/2020	–	184
Parker Drilling Co	138,594	4/16/2020	1,740	1,802
Parker Drilling Co	5,140	6/17/2020	78	56
Preferred Stock
Guitar Center Inc	782	1/8/2021	74	73
Warrants
Guitar Center Tranche I	5,960	1/8/2021	328	360
Guitar Center Tranche II	6,486	1/8/2021	233	178
Guitar Center Tranche III	526	1/8/2021	19	14
			$15,539	$12,088

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 61.8%
Communication Services — 8.0%
America Movil
6.125%, 03/30/2040	$360	$371
AT&T
4.500%, 05/15/2035	1,970	1,783
3.800%, 12/01/2057	4,965	3,394
3.650%, 06/01/2051	250	174
3.650%, 09/15/2059	2,131	1,407
3.550%, 09/15/2055	1,175	775
3.500%, 06/01/2041	55	41
3.500%, 09/15/2053	2,036	1,355
Bell Canada
4.464%, 04/01/2048	305	255
Charter Communications Operating LLC / Charter Communications Operating Capital
6.484%, 10/23/2045	2,283	2,119
6.384%, 10/23/2035	1,050	1,031
5.750%, 04/01/2048	741	625
5.375%, 05/01/2047	1,864	1,507
3.900%, 06/01/2052	120	77
3.850%, 04/01/2061	630	376
3.500%, 06/01/2041	155	104
Comcast
5.500%, 05/15/2064	65	63
4.250%, 01/15/2033	180	168
4.049%, 11/01/2052	425	334
3.969%, 11/01/2047	2,048	1,611
3.900%, 03/01/2038	860	732
3.750%, 04/01/2040	375	305
2.987%, 11/01/2063	1,068	635
2.937%, 11/01/2056	3,598	2,198
2.887%, 11/01/2051	1,096	690
COX Communications
4.500%, 06/30/2043 (A)	382	302

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Discovery Communications LLC
5.200%, 09/20/2047	$549	$444
4.650%, 05/15/2050	195	147
4.000%, 09/15/2055	705	466
Fox
5.576%, 01/25/2049	270	240
Meta Platforms
5.750%, 05/15/2063	90	92
5.600%, 05/15/2053	1,865	1,895
4.450%, 08/15/2052	805	688
Paramount Global
5.850%, 09/01/2043	1,140	932
4.950%, 05/19/2050	378	278
4.850%, 12/15/2034	765	619
Rogers Communications
5.000%, 03/15/2044	442	380
4.550%, 03/15/2052	402	319
4.500%, 03/15/2043	257	209
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	950	687
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	295	205
Time Warner Cable LLC
7.300%, 07/01/2038	315	315
6.750%, 06/15/2039	315	300
6.550%, 05/01/2037	685	647
5.875%, 11/15/2040	340	294
5.500%, 09/01/2041	760	629
4.500%, 09/15/2042	550	407
T-Mobile USA
6.000%, 06/15/2054	145	148
5.750%, 01/15/2054	587	581
5.650%, 01/15/2053	706	690
4.375%, 04/15/2040	100	85
3.600%, 11/15/2060	455	303
3.400%, 10/15/2052	705	475
3.000%, 02/15/2041	775	547
TWDC Enterprises 18 MTN
3.700%, 12/01/2042	650	514
Verizon Communications
4.500%, 08/10/2033	2,885	2,697
4.400%, 11/01/2034	700	643
3.700%, 03/22/2061	653	462
3.550%, 03/22/2051	1,053	758
3.400%, 03/22/2041	2,725	2,061
2.987%, 10/30/2056	1,690	1,038
2.650%, 11/20/2040	165	112
Vodafone Group PLC
5.625%, 02/10/2053	360	342
4.875%, 06/19/2049	151	128
4.375%, 02/19/2043	510	419

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Walt Disney
3.600%, 01/13/2051	$2,320	$1,753
3.500%, 05/13/2040	410	330
2.750%, 09/01/2049	130	84
Warnermedia Holdings
5.391%, 03/15/2062	386	307
5.141%, 03/15/2052	3,203	2,560
5.050%, 03/15/2042	1,740	1,437

		51,099

Consumer Discretionary — 2.6%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	475	365
Amazon.com
4.950%, 12/05/2044	1,254	1,236
4.050%, 08/22/2047	721	613
3.950%, 04/13/2052	442	364
3.875%, 08/22/2037	295	263
3.100%, 05/12/2051	1,530	1,071
2.875%, 05/12/2041	652	484
2.700%, 06/03/2060	535	328
2.500%, 06/03/2050	185	116
Aptiv PLC
5.400%, 03/15/2049	544	472
3.100%, 12/01/2051	462	278
AutoZone
6.550%, 11/01/2033	500	533
General Motors
6.600%, 04/01/2036	130	133
5.950%, 04/01/2049	410	374
5.600%, 10/15/2032	210	205
5.150%, 04/01/2038	135	120
5.000%, 04/01/2035	65	59
General Motors Financial
6.400%, 01/09/2033	220	226
Home Depot
4.950%, 09/15/2052	260	246
4.250%, 04/01/2046	890	754
3.900%, 06/15/2047	402	320
3.625%, 04/15/2052	289	217
3.350%, 04/15/2050	550	396
3.125%, 12/15/2049	200	138
2.375%, 03/15/2051	80	47
Lowe's
5.800%, 09/15/2062	455	440
5.750%, 07/01/2053	59	58
5.625%, 04/15/2053	1,195	1,163
4.250%, 04/01/2052	525	412
4.050%, 05/03/2047	190	147
3.700%, 04/15/2046	505	372
3.000%, 10/15/2050	885	558

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Massachusetts Institute of Technology
5.600%, 07/01/2111	$330	$345
McDonald's MTN
4.600%, 05/26/2045	430	378
4.450%, 03/01/2047	1,015	865
3.625%, 09/01/2049	395	294
Newell Brands
6.500%, 04/01/2046	200	160
President & Fellows of Harvard College
3.745%, 11/15/2052	205	162
Starbucks
4.450%, 08/15/2049	520	440
3.350%, 03/12/2050	615	428
University of Southern California
5.250%, 10/01/2111	775	731
3.028%, 10/01/2039	225	174

		16,485

Consumer Staples — 3.9%
Altria Group
4.000%, 02/04/2061	425	292
3.875%, 09/16/2046	830	584
3.700%, 02/04/2051	165	110
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	3,074	2,846
4.700%, 02/01/2036	4,255	4,055
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,226	1,250
4.600%, 04/15/2048	212	189
4.439%, 10/06/2048	837	728
4.375%, 04/15/2038	350	316
4.350%, 06/01/2040	551	488
Bacardi
5.300%, 05/15/2048 (A)	185	165
BAT Capital
7.081%, 08/02/2053	415	421
7.079%, 08/02/2043	165	168
5.650%, 03/16/2052	210	180
5.282%, 04/02/2050	90	72
4.758%, 09/06/2049	405	302
4.540%, 08/15/2047	1,820	1,332
4.390%, 08/15/2037	1,355	1,095
3.734%, 09/25/2040	615	436
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	205	205
Baylor Scott & White Holdings
2.839%, 11/15/2050	30	19
City of Hope
4.378%, 08/15/2048	650	513
Constellation Brands
4.100%, 02/15/2048	465	366

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CSL Finance PLC
4.750%, 04/27/2052 (A)	$420	$370
Dollar General
5.500%, 11/01/2052	135	121
Dollar Tree
3.375%, 12/01/2051	265	169
JBS USA LUX
7.250%, 11/15/2053 (A)	715	725
6.500%, 12/01/2052	1,325	1,229
4.375%, 02/02/2052	920	631
Kenvue
5.100%, 03/22/2043	140	136
5.050%, 03/22/2053	709	679
Keurig Dr Pepper
4.500%, 04/15/2052	275	230
Kraft Heinz Foods
5.200%, 07/15/2045	65	59
4.875%, 10/01/2049	179	157
4.375%, 06/01/2046	95	78
Kroger
4.450%, 02/01/2047	925	759
MedStar Health
3.626%, 08/15/2049	530	368
Nestle Holdings
3.900%, 09/24/2038 (A)	470	410
New York and Presbyterian Hospital
2.256%, 08/01/2040	395	255
Philip Morris International
4.500%, 03/20/2042	590	501
3.875%, 08/21/2042	595	468
Reynolds American
5.850%, 08/15/2045	310	274
Stanford Health Care
3.027%, 08/15/2051	380	250
Target
2.950%, 01/15/2052	105	69
Walmart
4.500%, 04/15/2053	535	487
2.650%, 09/22/2051	200	130
2.500%, 09/22/2041	165	115

		24,802

Energy — 5.8%
Apache
5.350%, 07/01/2049	200	156
BP Capital Markets America
3.379%, 02/08/2061	635	423
3.060%, 06/17/2041	685	501
3.001%, 03/17/2052	405	264
3.000%, 02/24/2050	25	17
2.939%, 06/04/2051	343	222
2.772%, 11/10/2050	800	503

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Canadian Natural Resources MTN
4.950%, 06/01/2047	$350	$299
Chevron
3.078%, 05/11/2050	289	204
Columbia Pipeline Group
5.800%, 06/01/2045	195	181
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	405	414
ConocoPhillips
4.300%, 11/15/2044	625	528
4.025%, 03/15/2062	778	587
Diamondback Energy
4.250%, 03/15/2052	213	161
El Paso Natural Gas
8.375%, 06/15/2032	100	112
Enbridge
6.700%, 11/15/2053	930	1,016
Energy Transfer
6.500%, 02/01/2042	45	46
6.125%, 12/15/2045	838	805
5.950%, 10/01/2043	1,075	992
5.800%, 06/15/2038	40	38
5.400%, 10/01/2047	1,515	1,334
5.350%, 05/15/2045	245	214
5.300%, 04/15/2047	470	407
5.150%, 02/01/2043	80	67
5.150%, 03/15/2045	200	173
4.900%, 03/15/2035	1,000	908
Enterprise Products Operating LLC
6.125%, 10/15/2039	280	293
5.700%, 02/15/2042	540	544
5.100%, 02/15/2045	400	376
4.950%, 10/15/2054	495	445
4.900%, 05/15/2046	800	727
4.850%, 03/15/2044	1,015	924
4.200%, 01/31/2050	105	86
3.700%, 01/31/2051	100	75
3.200%, 02/15/2052	315	214
EOG Resources
4.950%, 04/15/2050	234	218
EQM Midstream Partners
6.500%, 07/15/2048	500	460
Equinor
3.625%, 04/06/2040	1,000	810
Exxon Mobil
4.227%, 03/19/2040	155	138
3.452%, 04/15/2051	2,433	1,801
3.095%, 08/16/2049	140	97
Hess
6.000%, 01/15/2040	55	57
5.800%, 04/01/2047	125	129
5.600%, 02/15/2041	430	432

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kinder Morgan
5.550%, 06/01/2045	$130	$118
5.450%, 08/01/2052	755	676
5.300%, 12/01/2034	1,440	1,361
5.200%, 03/01/2048	105	90
5.050%, 02/15/2046	210	176
3.600%, 02/15/2051	55	37
3.250%, 08/01/2050	240	153
Kinder Morgan Energy Partners
6.375%, 03/01/2041	636	625
5.000%, 08/15/2042	700	591
Marathon Petroleum
6.500%, 03/01/2041	193	198
4.750%, 09/15/2044	50	42
MPLX
5.500%, 02/15/2049	610	554
4.950%, 03/14/2052	95	79
4.500%, 04/15/2038	645	548
Northern Natural Gas
4.300%, 01/15/2049 (A)	260	198
Occidental Petroleum
7.950%, 06/15/2039	20	22
6.600%, 03/15/2046	20	21
6.200%, 03/15/2040	155	153
4.400%, 04/15/2046	80	61
4.300%, 08/15/2039	436	332
0.000%, 10/10/2036 (B)	1,960	1,028
Petroleos Mexicanos
6.350%, 02/12/2048	745	440
Phillips 66
4.900%, 10/01/2046	509	447
4.875%, 11/15/2044	605	546
4.650%, 11/15/2034	250	234
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	475	385
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	935	852
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	425	346
4.682%, 05/01/2038 (A)	280	248
Shell International Finance BV
6.375%, 12/15/2038	877	966
5.500%, 03/25/2040	435	442
4.375%, 05/11/2045	1,345	1,164
3.750%, 09/12/2046	254	199
Suncor Energy
6.800%, 05/15/2038	500	524
Texas Eastern Transmission
4.150%, 01/15/2048 (A)	460	348
TotalEnergies Capital International
3.127%, 05/29/2050	1,360	936

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TransCanada PipeLines
7.250%, 08/15/2038	$880	$969
4.875%, 05/15/2048	195	166
4.750%, 05/15/2038	245	213
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	730	671
4.600%, 03/15/2048	536	446
4.450%, 08/01/2042	455	373
Williams
5.750%, 06/24/2044	9	8
5.300%, 08/15/2052	505	459
3.500%, 10/15/2051	410	277

		37,120

Financials — 11.4%
Allstate
4.500%, 06/15/2043	50	42
American International Group
4.800%, 07/10/2045	50	43
Aon
3.900%, 02/28/2052	1,164	875
Arthur J Gallagher
6.750%, 02/15/2054	380	413
5.750%, 03/02/2053	755	732
3.500%, 05/20/2051	435	298
Athene Holding
3.450%, 05/15/2052	500	313
Banco Santander
6.938%, 11/07/2033	410	434
Bank of America
6.110%, 01/29/2037	560	574
6.000%, 10/15/2036	1,820	1,877
3.483%, SOFRRATE + 1.650%, 03/13/2052 (C)	308	220
3.311%, SOFRRATE + 1.580%, 04/22/2042 (C)	765	566
2.651%, SOFRRATE + 1.220%, 03/11/2032 (C)	545	443
2.572%, SOFRRATE + 1.210%, 10/20/2032 (C)	315	251
2.299%, SOFRRATE + 1.220%, 07/21/2032 (C)	2,219	1,742
Bank of America MTN
5.875%, 02/07/2042	1,101	1,131
4.083%, TSFR3M + 3.412%, 03/20/2051 (C)	840	665
4.078%, TSFR3M + 1.582%, 04/23/2040 (C)	1,000	828
2.676%, SOFRRATE + 1.930%, 06/19/2041 (C)	1,024	695
2.496%, TSFR3M + 1.252%, 02/13/2031 (C)	935	776

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of New York Mellon
4.706%, SOFRRATE + 1.512%, 02/01/2034 (C)	$270	$253
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (C)	185	188
Berkshire Hathaway
4.500%, 02/11/2043	218	204
Berkshire Hathaway Finance
4.400%, 05/15/2042	600	549
3.850%, 03/15/2052	637	498
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	461	458
Brown & Brown
4.950%, 03/17/2052	405	336
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	723	642
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (C)	215	212
Chubb INA Holdings
6.700%, 05/15/2036	627	696
Citigroup
8.125%, 07/15/2039	88	109
6.625%, 06/15/2032	155	163
6.174%, SOFRRATE + 2.661%, 05/25/2034 (C)	365	362
4.750%, 05/18/2046	996	832
4.650%, 07/23/2048	745	644
4.281%, TSFR3M + 2.101%, 04/24/2048 (C)	1,053	872
3.878%, TSFR3M + 1.430%, 01/24/2039 (C)	200	164
3.785%, SOFRRATE + 1.939%, 03/17/2033 (C)	260	225
2.904%, SOFRRATE + 1.379%, 11/03/2042 (C)	310	212
2.520%, SOFRRATE + 1.177%, 11/03/2032 (C)	165	131
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	225	164
Cooperatieve Rabobank UA
5.250%, 08/04/2045	105	96
Corebridge Financial
4.400%, 04/05/2052	330	257
4.350%, 04/05/2042	105	84
3.900%, 04/05/2032	210	184
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	225	214
Farmers Exchange Capital II
6.151%, TSFR3M + 3.744%, 11/01/2053 (A)(C)	375	347

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(C)	$200	$168
Farmers Insurance Exchange
4.747%, SOFRRATE + 3.231%, 11/01/2057 (A)(C)	300	221
Fidelity National Information Services
5.625%, 07/15/2052	450	434
Fiserv
4.400%, 07/01/2049	300	247
Global Payments
5.950%, 08/15/2052	620	594
Goldman Sachs Group
6.750%, 10/01/2037	1,030	1,082
6.250%, 02/01/2041	1,053	1,105
4.411%, TSFR3M + 1.692%, 04/23/2039 (C)	245	211
4.017%, TSFR3M + 1.635%, 10/31/2038 (C)	3,343	2,767
3.436%, SOFRRATE + 1.632%, 02/24/2043 (C)	310	228
3.210%, SOFRRATE + 1.513%, 04/22/2042 (C)	564	406
2.650%, SOFRRATE + 1.264%, 10/21/2032 (C)	515	411
2.615%, SOFRRATE + 1.281%, 04/22/2032 (C)	305	246
Goldman Sachs Group MTN
4.800%, 07/08/2044	50	44
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	855	699
Hartford Financial Services Group
6.625%, 03/30/2040	305	322
HSBC Bank USA
7.000%, 01/15/2039	325	359
HSBC Holdings PLC
6.800%, 06/01/2038	737	738
6.500%, 09/15/2037	850	869
6.332%, SOFRRATE + 2.650%, 03/09/2044 (C)	320	325
2.804%, SOFRRATE + 1.187%, 05/24/2032 (C)	910	731
Intercontinental Exchange
4.950%, 06/15/2052	378	349
Jefferies Group
6.250%, 01/15/2036	338	345
JPMorgan Chase
6.254%, SOFRRATE + 1.810%, 10/23/2034 (C)	210	219
5.600%, 07/15/2041	1,426	1,445
4.260%, TSFR3M + 1.842%, 02/22/2048 (C)	580	482

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.032%, TSFR3M + 1.722%, 07/24/2048 (C)	$515	$413
3.897%, TSFR3M + 1.482%, 01/23/2049 (C)	1,371	1,065
3.882%, TSFR3M + 1.622%, 07/24/2038 (C)	435	365
3.328%, SOFRRATE + 1.580%, 04/22/2052 (C)	441	307
3.109%, SOFRRATE + 2.440%, 04/22/2051 (C)	510	342
3.109%, TSFR3M + 2.460%, 04/22/2041 (C)	460	337
2.956%, TSFR3M + 2.515%, 05/13/2031 (C)	570	485
2.545%, SOFRRATE + 1.180%, 11/08/2032 (C)	1,945	1,564
KeyBank MTN
5.000%, 01/26/2033	250	219
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	588	534
Liberty Mutual Group
3.951%, 10/15/2050 (A)	220	154
Lloyds Banking Group PLC
4.344%, 01/09/2048	391	286
Marsh & McLennan
5.700%, 09/15/2053	298	303
5.450%, 03/15/2053	390	381
4.900%, 03/15/2049	125	114
4.750%, 03/15/2039	449	412
4.350%, 01/30/2047	120	101
4.200%, 03/01/2048	505	410
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (A)	236	226
3.729%, 10/15/2070 (A)	403	256
3.375%, 04/15/2050 (A)	277	187
Mastercard
3.850%, 03/26/2050	170	139
3.650%, 06/01/2049	125	99
MetLife
5.875%, 02/06/2041	180	184
5.250%, 01/15/2054	931	879
5.000%, 07/15/2052	490	448
4.875%, 11/13/2043	375	339
4.721%, 12/15/2044	806	704
Moody's
4.875%, 12/17/2048	560	497
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (C)	105	102
5.297%, SOFRRATE + 2.620%, 04/20/2037 (C)	40	37
2.484%, SOFRRATE + 1.360%, 09/16/2036 (C)	610	461

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
6.375%, 07/24/2042	$520	$567
3.971%, TSFR3M + 1.455%, 07/22/2038 (C)	1,702	1,418
2.511%, SOFRRATE + 1.200%, 10/20/2032 (C)	435	345
2.239%, SOFRRATE + 1.178%, 07/21/2032 (C)	1,205	942
1.794%, SOFRRATE + 1.034%, 02/13/2032 (C)	575	441
Nasdaq
6.100%, 06/28/2063	140	143
5.950%, 08/15/2053	10	10
3.950%, 03/07/2052	410	304
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	320	236
New York Life Insurance
6.750%, 11/15/2039 (A)	675	737
5.875%, 05/15/2033 (A)	452	463
4.450%, 05/15/2069 (A)	750	583
3.750%, 05/15/2050 (A)	176	128
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	602	406
PayPal Holdings
3.250%, 06/01/2050	125	88
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (C)	435	462
6.037%, SOFRINDX + 2.140%, 10/28/2033 (C)	540	540
Progressive
3.700%, 03/15/2052	155	116
Prudential Financial
3.905%, 12/07/2047	55	42
Prudential Financial MTN
5.700%, 12/14/2036	522	540
Raymond James Financial
4.950%, 07/15/2046	305	264
3.750%, 04/01/2051	425	299
S&P Global
3.250%, 12/01/2049	250	175
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	480	388
3.300%, 05/15/2050 (A)	450	298
Travelers
5.450%, 05/25/2053	325	324
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (C)	645	628
5.122%, SOFRRATE + 1.852%, 01/26/2034 (C)	370	340

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
UBS Group
9.016%, SOFRRATE + 5.020%, 11/15/2033 (A)(C)	$1,105	$1,308
6.537%, SOFRRATE + 3.920%, 08/12/2033 (A)(C)	320	326
4.988%, H15T1Y + 2.400%, 08/05/2033 (A)(C)	27	25
3.091%, SOFRRATE + 1.730%, 05/14/2032 (A)(C)	680	555
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (C)	375	369
5.836%, SOFRRATE + 2.260%, 06/12/2034 (C)	275	271
4.839%, SOFRRATE + 1.600%, 02/01/2034 (C)	590	540
Visa
4.300%, 12/14/2045	430	382
4.150%, 12/14/2035	250	235
Wells Fargo
6.491%, SOFRRATE + 2.060%, 10/23/2034 (C)	380	397
5.850%, 02/01/2037	1,295	1,292
5.389%, SOFRRATE + 2.020%, 04/24/2034 (C)	495	476
3.068%, SOFRRATE + 2.530%, 04/30/2041 (C)	610	437
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (C)	895	872
5.013%, TSFR3M + 4.502%, 04/04/2051 (C)	2,106	1,872
4.900%, 11/17/2045	285	242
4.650%, 11/04/2044	680	561
3.350%, SOFRRATE + 1.500%, 03/02/2033 (C)	1,840	1,540
Westpac Banking
3.133%, 11/18/2041	240	155
2.668%, H15T5Y + 1.750%, 11/15/2035 (C)	60	46
Willis North America
3.875%, 09/15/2049	460	334
XL Group
5.250%, 12/15/2043	587	535

		73,408

Health Care — 8.7%
Abbott Laboratories
4.900%, 11/30/2046	559	540
AbbVie
4.875%, 11/14/2048	535	496
4.850%, 06/15/2044	525	486
4.700%, 05/14/2045	464	419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.550%, 03/15/2035	$990	$935
4.500%, 05/14/2035	850	799
4.450%, 05/14/2046	65	57
4.400%, 11/06/2042	2,029	1,781
4.250%, 11/21/2049	1,819	1,530
4.050%, 11/21/2039	480	413
Advocate Health & Hospitals
4.272%, 08/15/2048	391	328
Aetna
4.125%, 11/15/2042	530	413
Alcon Finance
5.750%, 12/06/2052 (A)	290	289
3.800%, 09/23/2049 (A)	425	317
Amgen
5.750%, 03/02/2063	560	548
5.650%, 03/02/2053	1,429	1,409
5.600%, 03/02/2043	415	406
4.950%, 10/01/2041	525	472
4.875%, 03/01/2053	315	277
4.400%, 05/01/2045	1,829	1,520
4.400%, 02/22/2062	125	98
AstraZeneca PLC
6.450%, 09/15/2037	986	1,098
Baxter International
3.132%, 12/01/2051	315	198
BayCare Health System
3.831%, 11/15/2050	180	140
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	1,080	785
3.950%, 04/15/2045 (A)	200	134
Baylor Scott & White Holdings
4.185%, 11/15/2045	390	323
Becton Dickinson
3.794%, 05/20/2050	335	251
Boston Scientific
4.550%, 03/01/2039	152	137
Bristol-Myers Squibb
6.400%, 11/15/2063	390	430
6.250%, 11/15/2053	325	354
4.550%, 02/20/2048	182	158
4.250%, 10/26/2049	1,238	1,024
3.700%, 03/15/2052	270	202
3.550%, 03/15/2042	310	241
Children's Hospital Medical Center
2.820%, 11/15/2050	450	276
Cigna Group
4.900%, 12/15/2048	385	341
4.800%, 07/15/2046	828	731
3.875%, 10/15/2047	1,045	799
Cleveland Clinic Foundation
4.858%, 01/01/2114	72	61

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CommonSpirit Health
4.187%, 10/01/2049	$1,081	$822
CVS Health
6.000%, 06/01/2063	367	360
5.875%, 06/01/2053	280	274
5.625%, 02/21/2053	125	118
5.125%, 07/20/2045	550	490
5.050%, 03/25/2048	2,100	1,841
4.780%, 03/25/2038	2,695	2,418
4.125%, 04/01/2040	595	482
2.700%, 08/21/2040	315	211
Danaher
2.800%, 12/10/2051	100	63
Elevance Health
6.100%, 10/15/2052	230	244
5.125%, 02/15/2053	455	422
4.650%, 01/15/2043	15	13
4.375%, 12/01/2047	1,783	1,489
3.700%, 09/15/2049	625	459
Eli Lilly
4.950%, 02/27/2063	430	415
4.875%, 02/27/2053	508	496
GE HealthCare Technologies
6.377%, 11/22/2052	315	338
Gilead Sciences
5.550%, 10/15/2053	195	197
4.600%, 09/01/2035	885	836
4.500%, 02/01/2045	460	399
GlaxoSmithKline Capital
6.375%, 05/15/2038	250	279
HCA
5.500%, 06/15/2047	145	130
5.250%, 06/15/2049	425	369
4.625%, 03/15/2052	485	384
3.500%, 07/15/2051	103	67
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	647	427
Humana
4.950%, 10/01/2044	460	409
Johnson & Johnson
3.400%, 01/15/2038	285	239
Kaiser Foundation Hospitals
4.150%, 05/01/2047	375	307
3.266%, 11/01/2049	540	368
3.002%, 06/01/2051	510	330
2.810%, 06/01/2041	879	610
Mass General Brigham
3.192%, 07/01/2049	85	57
Medtronic
4.375%, 03/15/2035	230	216

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Memorial Health Services
3.447%, 11/01/2049	$260	$185
Merck
5.150%, 05/17/2063	240	233
5.000%, 05/17/2053	840	808
4.900%, 05/17/2044	565	538
4.150%, 05/18/2043	250	217
2.900%, 12/10/2061	365	225
2.450%, 06/24/2050	150	92
New York and Presbyterian Hospital
4.763%, 08/01/2116	179	143
Northwell Healthcare
4.260%, 11/01/2047	255	200
Pfizer
4.000%, 12/15/2036	620	559
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	1,320	1,270
5.300%, 05/19/2053	2,310	2,252
5.110%, 05/19/2043	1,150	1,105
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	374
Regeneron Pharmaceuticals
2.800%, 09/15/2050	150	91
Revvity
3.625%, 03/15/2051	200	133
Roche Holdings
2.607%, 12/13/2051 (A)	532	330
Royalty Pharma
3.300%, 09/02/2040	150	105
Stanford Health Care
3.795%, 11/15/2048	431	329
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	425	306
Stryker
4.100%, 04/01/2043	500	408
Takeda Pharmaceutical
3.175%, 07/09/2050	707	471
Thermo Fisher Scientific
4.100%, 08/15/2047	140	117
2.800%, 10/15/2041	315	223
UnitedHealth Group
6.875%, 02/15/2038	445	517
6.625%, 11/15/2037	555	624
6.050%, 02/15/2063	285	308
5.950%, 02/15/2041	25	26
5.875%, 02/15/2053	680	723
5.800%, 03/15/2036	55	58
5.050%, 04/15/2053	45	43
4.950%, 05/15/2062	125	114
4.750%, 05/15/2052	809	729
4.625%, 07/15/2035	500	480

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 04/15/2047	$725	$600
4.200%, 01/15/2047	530	436
3.700%, 08/15/2049	365	276
3.250%, 05/15/2051	395	278
3.050%, 05/15/2041	345	255
2.900%, 05/15/2050	150	97
2.750%, 05/15/2040	100	71
Viatris
4.000%, 06/22/2050	680	441
3.850%, 06/22/2040	125	86
Wyeth LLC
6.000%, 02/15/2036	760	803
5.950%, 04/01/2037	436	460

		55,934

Industrials — 5.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.850%, 10/29/2041	975	728
3.400%, 10/29/2033	130	105
3.300%, 01/30/2032	1,250	1,036
Air Lease
3.250%, 10/01/2029	155	136
Air Lease MTN
3.000%, 02/01/2030	180	153
BAE Systems Holdings
4.750%, 10/07/2044 (A)	563	488
BAE Systems PLC
5.800%, 10/11/2041 (A)	150	147
3.000%, 09/15/2050 (A)	525	338
Boeing
5.930%, 05/01/2060	485	471
5.805%, 05/01/2050	3,557	3,469
5.705%, 05/01/2040	2,210	2,179
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	880	948
6.150%, 05/01/2037	440	472
5.750%, 05/01/2040	105	109
4.900%, 04/01/2044	130	121
4.450%, 01/15/2053	206	179
4.400%, 03/15/2042	1,610	1,397
3.300%, 09/15/2051	390	274
3.050%, 02/15/2051	105	70
2.875%, 06/15/2052	140	90
Canadian National Railway
6.200%, 06/01/2036	156	168
3.650%, 02/03/2048	425	326
Canadian Pacific Railway
6.125%, 09/15/2115	955	967
4.200%, 11/15/2069	453	341
3.100%, 12/02/2051	430	287
3.000%, 12/02/2041	90	79

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Carrier Global
6.200%, 03/15/2054 (A)	$105	$111
3.577%, 04/05/2050	160	114
3.377%, 04/05/2040	385	288
CSX
4.750%, 05/30/2042	825	739
4.750%, 11/15/2048	202	176
4.500%, 11/15/2052	160	137
Deere
3.750%, 04/15/2050	431	351
Emerson Electric
2.800%, 12/21/2051	738	467
FedEx
5.100%, 01/15/2044	125	113
4.550%, 04/01/2046	768	646
4.400%, 01/15/2047	155	127
4.050%, 02/15/2048	285	222
3.900%, 02/01/2035	410	354
General Dynamics
4.250%, 04/01/2040	235	206
General Electric MTN
6.121%, TSFR3M + 0.742%, 08/15/2036 (C)	450	406
Lockheed Martin
5.700%, 11/15/2054	520	546
5.200%, 02/15/2055	145	142
4.700%, 05/15/2046	581	531
3.600%, 03/01/2035	980	855
Norfolk Southern
5.950%, 03/15/2064	105	107
5.100%, 08/01/2118	710	593
4.800%, 08/15/2043	493	411
4.050%, 08/15/2052	504	391
3.942%, 11/01/2047	201	156
3.700%, 03/15/2053	265	191
Northrop Grumman
5.150%, 05/01/2040	190	181
4.950%, 03/15/2053	100	92
4.750%, 06/01/2043	640	577
4.030%, 10/15/2047	270	216
3.850%, 04/15/2045	835	651
Parker-Hannifin MTN
4.450%, 11/21/2044	380	320
RTX
6.400%, 03/15/2054	665	722
5.375%, 02/27/2053	445	425
4.500%, 06/01/2042	800	687
4.350%, 04/15/2047	740	602
3.030%, 03/15/2052	825	523
2.820%, 09/01/2051	235	144
Snap-on
3.100%, 05/01/2050	391	269

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Trane Technologies Global Holding
4.300%, 02/21/2048	$140	$115
TTX
4.600%, 02/01/2049 (A)	538	457
Union Pacific
3.839%, 03/20/2060	550	409
3.799%, 04/06/2071	652	467
3.500%, 02/14/2053	290	212
3.375%, 02/14/2042	85	65
3.250%, 02/05/2050	850	599
2.973%, 09/16/2062	308	186
Union Pacific MTN
3.550%, 08/15/2039	120	97
United Airlines Pass-Through Trust
5.800%, 01/15/2036	615	590
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	200	180
United Parcel Service
5.050%, 03/03/2053	590	569
Verisk Analytics
3.625%, 05/15/2050	580	411
Waste Management
3.900%, 03/01/2035	340	293
2.950%, 06/01/2041	260	188
WW Grainger
4.600%, 06/15/2045	320	287

		33,992

Information Technology — 3.8%
Analog Devices
2.950%, 10/01/2051	315	208
2.800%, 10/01/2041	335	235
Apple
4.650%, 02/23/2046	919	868
4.375%, 05/13/2045	1,465	1,332
3.850%, 05/04/2043	140	119
3.750%, 09/12/2047	150	122
3.450%, 02/09/2045	645	512
2.950%, 09/11/2049	155	109
2.800%, 02/08/2061	575	367
2.650%, 02/08/2051	90	58
2.375%, 02/08/2041	350	246
Applied Materials
4.350%, 04/01/2047	150	132
Broadcom
3.750%, 02/15/2051 (A)	620	452
3.500%, 02/15/2041 (A)	460	343
3.187%, 11/15/2036 (A)	30	23
3.137%, 11/15/2035 (A)	740	576
2.600%, 02/15/2033 (A)	360	283

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cisco Systems
5.900%, 02/15/2039	$331	$353
Corning
5.850%, 11/15/2068	159	147
5.450%, 11/15/2079	445	389
Crane NXT
4.200%, 03/15/2048	450	307
Intel
5.900%, 02/10/2063	310	324
5.700%, 02/10/2053	760	772
5.625%, 02/10/2043	70	71
5.050%, 08/05/2062	330	304
4.900%, 08/05/2052	760	697
4.750%, 03/25/2050	120	106
3.734%, 12/08/2047	1,460	1,122
3.250%, 11/15/2049	575	397
Intuit
5.500%, 09/15/2053	295	303
KLA
5.000%, 03/15/2049	317	295
4.950%, 07/15/2052	245	231
Lam Research
2.875%, 06/15/2050	112	74
Micron Technology
3.366%, 11/01/2041	165	115
Microsoft
4.500%, 06/15/2047 (A)	235	218
2.921%, 03/17/2052	2,348	1,621
2.675%, 06/01/2060	535	336
2.525%, 06/01/2050	195	126
NVIDIA
3.500%, 04/01/2040	220	181
3.500%, 04/01/2050	170	132
NXP BV / NXP FUNDING LLC / NXP USA
3.250%, 05/11/2041	500	357
Oracle
6.900%, 11/09/2052	835	931
5.550%, 02/06/2053	330	311
4.375%, 05/15/2055	875	678
4.300%, 07/08/2034	565	510
4.125%, 05/15/2045	1,330	1,038
4.000%, 07/15/2046	1,085	824
4.000%, 11/15/2047	1,479	1,117
3.950%, 03/25/2051	558	413
3.800%, 11/15/2037	1,420	1,157
3.650%, 03/25/2041	955	723
3.600%, 04/01/2050	265	185
QUALCOMM
4.500%, 05/20/2052	285	248
Salesforce
3.050%, 07/15/2061	225	144
2.900%, 07/15/2051	560	372

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.700%, 07/15/2041	$80	$57
Texas Instruments
5.050%, 05/18/2063	627	595
5.000%, 03/14/2053	285	274

		24,540

Materials — 0.8%
Anglo American Capital PLC
4.750%, 03/16/2052 (A)	381	306
BHP Billiton Finance USA
5.250%, 09/08/2033	165	165
5.000%, 09/30/2043	360	343
Dow Chemical
6.900%, 05/15/2053	120	134
4.375%, 11/15/2042	195	159
3.600%, 11/15/2050	220	154
DuPont de Nemours
5.319%, 11/15/2038	1,100	1,070
FMC
4.500%, 10/01/2049	280	203
Freeport-McMoRan
5.450%, 03/15/2043	250	224
Glencore Finance Canada
6.000%, 11/15/2041 (A)	476	460
International Flavors & Fragrances
5.000%, 09/26/2048	645	514
3.468%, 12/01/2050 (A)	1,460	920
3.268%, 11/15/2040 (A)	795	535
LYB International Finance III LLC
4.200%, 05/01/2050	45	33

		5,220

Real Estate — 1.7%
Agree
2.600%, 06/15/2033	160	121
Alexandria Real Estate Equities
5.150%, 04/15/2053	355	317
4.850%, 04/15/2049	310	255
4.750%, 04/15/2035	350	321
3.550%, 03/15/2052	500	338
American Homes 4 Rent LP
4.300%, 04/15/2052	430	321
3.375%, 07/15/2051	175	108
American Tower
3.100%, 06/15/2050	840	528
2.950%, 01/15/2051	611	376
Boston Properties
2.450%, 10/01/2033	130	91
Crown Castle
5.200%, 02/15/2049	90	79
2.900%, 04/01/2041	779	525

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Equinix
2.950%, 09/15/2051	$505	$305
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	160	162
3.250%, 01/15/2032	445	357
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	285	272
2.700%, 01/15/2034	190	143
Kilroy Realty LP
2.650%, 11/15/2033	215	149
Kimco Realty
4.250%, 04/01/2045	110	83
NNN REIT
4.800%, 10/15/2048	335	269
3.000%, 04/15/2052	395	235
Prologis
5.250%, 06/15/2053	245	231
Public Storage Operating
5.350%, 08/01/2053	510	490
Regency Centers LP
4.650%, 03/15/2049	390	309
4.400%, 02/01/2047	180	139
Simon Property Group LP
6.750%, 02/01/2040	634	672
6.650%, 01/15/2054	185	199
5.850%, 03/08/2053	752	730
4.250%, 11/30/2046	50	38
3.800%, 07/15/2050	70	51
3.250%, 09/13/2049	245	161
Spirit Realty
3.200%, 02/15/2031	655	556
Sun Communities Operating
5.700%, 01/15/2033	140	136
4.200%, 04/15/2032	450	394
2.700%, 07/15/2031	100	79
VICI Properties
5.750%, 02/01/2027 (A)	35	34
5.625%, 05/15/2052	1,055	910
Welltower
4.950%, 09/01/2048	229	199
Weyerhaeuser
4.000%, 03/09/2052	200	152

		10,835

Utilities — 9.8%
AEP Transmission LLC
3.800%, 06/15/2049	280	206
3.650%, 04/01/2050	600	433
AES
2.450%, 01/15/2031	140	113
Alabama Power
4.300%, 07/15/2048	475	378

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 08/15/2044	$395	$316
3.700%, 12/01/2047	861	635
American Water Capital
4.150%, 06/01/2049	105	84
3.450%, 05/01/2050	495	352
Appalachian Power
4.450%, 06/01/2045	650	515
Arizona Public Service
3.350%, 05/15/2050	1,045	689
Baltimore Gas and Electric
5.200%, 06/15/2033	823	800
4.550%, 06/01/2052	200	171
2.900%, 06/15/2050	310	195
Berkshire Hathaway Energy
6.125%, 04/01/2036	3,261	3,352
Black Hills
4.200%, 09/15/2046	500	374
Boston Gas
6.119%, 07/20/2053 (A)	245	239
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	355	256
CenterPoint Energy Houston Electric LLC
5.300%, 04/01/2053	330	322
3.600%, 03/01/2052	140	101
Cleco Power
6.000%, 12/01/2040	310	286
CMS Energy
4.875%, 03/01/2044	677	597
Commonwealth Edison
4.350%, 11/15/2045	1,265	1,042
3.850%, 03/15/2052	270	203
3.700%, 03/01/2045	600	452
3.200%, 11/15/2049	310	205
Connecticut Light and Power
4.000%, 04/01/2048	325	257
Consolidated Edison of New York
6.750%, 04/01/2038	275	300
6.300%, 08/15/2037	865	904
6.150%, 11/15/2052	175	184
3.850%, 06/15/2046	500	375
3.700%, 11/15/2059	600	408
Constellation Energy Generation LLC
6.250%, 10/01/2039	733	738
5.750%, 10/01/2041	339	318
5.600%, 06/15/2042	515	481
Consumers Energy
3.100%, 08/15/2050	250	169
Dominion Energy
5.250%, 08/01/2033	680	659
4.900%, 08/01/2041	1,125	972
4.850%, 08/15/2052	100	84
3.300%, 04/15/2041	410	293

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
DTE Electric
5.400%, 04/01/2053	$45	$44
4.050%, 05/15/2048	340	266
Duke Energy
5.000%, 08/15/2052	598	520
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,120	1,153
6.000%, 01/15/2038	614	634
5.400%, 01/15/2054	805	766
5.350%, 01/15/2053	327	310
5.300%, 02/15/2040	700	666
4.250%, 12/15/2041	850	706
3.550%, 03/15/2052	125	88
Duke Energy Florida LLC
6.400%, 06/15/2038	210	223
6.350%, 09/15/2037	310	327
6.200%, 11/15/2053	281	298
Duke Energy Indiana LLC
6.350%, 08/15/2038	170	179
4.900%, 07/15/2043	470	417
Duke Energy Progress LLC
4.375%, 03/30/2044	1,560	1,281
Electricite de France
6.900%, 05/23/2053 (A)	375	387
6.000%, 01/22/2114 (A)	143	124
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	1,823
Entergy
3.750%, 06/15/2050	114	80
Entergy Louisiana LLC
4.750%, 09/15/2052	105	89
4.200%, 04/01/2050	515	403
Entergy Texas
5.000%, 09/15/2052	140	123
3.550%, 09/30/2049	305	212
Essential Utilities
5.300%, 05/01/2052	370	328
4.276%, 05/01/2049	195	149
Exelon
4.950%, 06/15/2035	995	916
FirstEnergy Transmission LLC
5.450%, 07/15/2044 (A)	180	163
4.550%, 04/01/2049 (A)	105	85
Florida Power & Light
5.960%, 04/01/2039	720	750
5.690%, 03/01/2040	656	667
5.400%, 09/01/2035	2,315	2,262
3.150%, 10/01/2049	130	88
Indiana Michigan Power
5.625%, 04/01/2053	230	225
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	721	708

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Interstate Power and Light
3.100%, 11/30/2051	$430	$267
Jersey Central Power & Light
6.400%, 05/15/2036	1,225	1,265
KeySpan Gas East
5.819%, 04/01/2041 (A)	710	656
MidAmerican Energy
5.850%, 09/15/2054	335	343
4.800%, 09/15/2043	325	289
4.250%, 07/15/2049	500	405
MidAmerican Energy MTN
5.800%, 10/15/2036	285	291
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,001
Nevada Power
6.000%, 03/15/2054	250	254
New England Power
5.936%, 11/25/2052 (A)	260	252
NextEra Energy Capital Holdings
5.250%, 02/28/2053	260	237
Niagara Mohawk Power
5.783%, 09/16/2052 (A)	265	252
3.025%, 06/27/2050 (A)	300	182
Northern States Power
5.350%, 11/01/2039	935	907
5.100%, 05/15/2053	640	599
3.600%, 09/15/2047	200	146
3.400%, 08/15/2042	330	244
3.200%, 04/01/2052	105	70
NSTAR Electric
4.550%, 06/01/2052	303	254
4.400%, 03/01/2044	405	339
Oglethorpe Power
5.250%, 09/01/2050	811	715
5.050%, 10/01/2048	605	515
4.500%, 04/01/2047	275	220
Oklahoma Gas and Electric
5.600%, 04/01/2053	345	333
Oncor Electric Delivery LLC
5.350%, 10/01/2052	415	395
5.300%, 06/01/2042	245	242
5.250%, 09/30/2040	425	409
4.950%, 09/15/2052 (A)	375	341
2.700%, 11/15/2051	250	148
Pacific Gas and Electric
6.750%, 01/15/2053	768	775
6.700%, 04/01/2053	170	172
5.250%, 03/01/2052	450	371
4.950%, 07/01/2050	150	119
4.500%, 07/01/2040	440	349
4.200%, 06/01/2041	195	144
3.500%, 08/01/2050	105	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.300%, 08/01/2040	$140	$96
PacifiCorp
6.000%, 01/15/2039	607	592
5.500%, 05/15/2054	531	461
PECO Energy
4.375%, 08/15/2052	160	134
3.900%, 03/01/2048	600	469
Piedmont Natural Gas
4.650%, 08/01/2043	330	275
PPL Electric Utilities
4.150%, 06/15/2048	320	259
4.125%, 06/15/2044	830	671
Public Service Electric and Gas MTN
4.050%, 05/01/2048	245	196
3.650%, 09/01/2042	540	421
Public Service of Colorado
6.250%, 09/01/2037	465	480
4.500%, 06/01/2052	100	81
4.100%, 06/15/2048	280	213
4.050%, 09/15/2049	98	74
Puget Sound Energy
4.223%, 06/15/2048	680	534
2.893%, 09/15/2051	190	116
San Diego Gas & Electric
3.320%, 04/15/2050	70	47
Sempra
6.000%, 10/15/2039	865	862
3.800%, 02/01/2038	240	194
Southern California Edison
6.050%, 03/15/2039	370	372
3.900%, 03/15/2043	245	185
Southern California Gas
6.350%, 11/15/2052	280	299
5.750%, 06/01/2053	350	344
3.750%, 09/15/2042	425	321
Southern Gas Capital
5.875%, 03/15/2041	1,008	966
4.400%, 06/01/2043	645	514
Southwestern Electric Power
6.200%, 03/15/2040	990	1,005
3.250%, 11/01/2051	250	156
Southwestern Public Service
4.400%, 11/15/2048	385	303
Tampa Electric
4.300%, 06/15/2048	695	543
Tucson Electric Power
3.250%, 05/01/2051	760	482
Virginia Electric and Power
5.450%, 04/01/2053	340	323
4.600%, 12/01/2048	400	333
4.450%, 02/15/2044	750	618

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wisconsin Public Service
3.300%, 09/01/2049	$175	$117
2.850%, 12/01/2051	500	304
Xcel Energy
4.800%, 09/15/2041	50	41

		62,886

Total Corporate Obligations
(Cost $456,003) ($ Thousands)		396,321

U.S. TREASURY OBLIGATIONS — 31.3%
U.S. Treasury Bills
5.354%, 05/16/2024 (D)	905	883
U.S. Treasury Bonds
4.750%, 11/15/2043	4,545	4,579
4.750%, 11/15/2053	26,700	27,755
4.375%, 08/15/2043	23,298	22,268
4.203%, 05/15/2050 (D)	8,855	2,688
4.125%, 08/15/2053	14,562	13,618
4.000%, 11/15/2052	700	640
3.875%, 05/15/2043	8,680	7,736
3.750%, 08/15/2041	1,215	1,080
3.750%, 11/15/2043	1,365	1,191
3.653%, 11/15/2047 (D)	4,090	1,340
3.625%, 08/15/2043	1,617	1,388
3.625%, 02/15/2044	2,226	1,905
3.625%, 02/15/2053	5,720	4,881
3.625%, 05/15/2053	4,025	3,436
3.479%, 08/15/2043 (D)	9,912	3,918
3.375%, 08/15/2042	8,870	7,378
3.375%, 11/15/2048	1,775	1,433
3.125%, 11/15/2041	1,915	1,551
3.125%, 02/15/2043	2,285	1,821
3.125%, 08/15/2044	3,165	2,492
3.000%, 11/15/2044	8,795	6,767
3.000%, 05/15/2047	2,655	2,007
3.000%, 08/15/2052	10,257	7,738
2.875%, 11/15/2046	2,880	2,135
2.875%, 05/15/2052	15,960	11,721
2.750%, 08/15/2042	1,240	936
2.750%, 11/15/2042	1,125	847
2.750%, 11/15/2047	880	633
2.500%, 05/15/2046	1,205	833
2.389%, 08/15/2045 (D)	5,590	2,010
2.375%, 11/15/2049	1,020	674
2.375%, 05/15/2051	3,590	2,358
2.250%, 08/15/2046	3,195	2,095
2.250%, 02/15/2052	10,974	6,992
2.000%, 11/15/2041	26,160	17,526
2.000%, 08/15/2051	4,180	2,504

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
1.875%, 11/15/2051	$4,980	$2,885
1.750%, 08/15/2041	11,675	7,514
1.375%, 11/15/2040	655	401
1.375%, 08/15/2050	5,815	2,955
1.125%, 08/15/2040	1,200	705
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	729	551
U.S. Treasury Notes
4.500%, 11/15/2033	2,185	2,212
3.875%, 08/15/2033	694	668
3.375%, 05/15/2033	1,431	1,322

Total U.S. Treasury Obligations
(Cost $225,134) ($ Thousands)		200,970

MUNICIPAL BONDS — 2.7%
California — 1.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	657
California State, Build America Project, GO
7.500%, 04/01/2034	1,385	1,620
7.350%, 11/01/2039	1,075	1,243
California State, GO
5.875%, 10/01/2041	510	514
California State, Health Facilities Financing Authority, RB
3.000%, 08/15/2051	125	93
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	681
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	250	267
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,251	1,367
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	790	502
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	303
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,285
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	605	664
University of California, Ser AD, RB
4.858%, 05/15/2112	635	535

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Ser AP, RB
3.931%, 05/15/2045	$475	$413

		10,144

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	597	643

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	1,005	1,034

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	240	192

Michigan — 0.0%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	165	121

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	651

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	71

New York — 0.4%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	350	295
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	840	835
5.508%, 08/01/2037	250	246
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,100	1,115

		2,491

Texas — 0.3%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	530	514

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	$490	$568
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	271
University of Texas, Build America Project, RB
5.262%, 07/01/2039	575	566

		1,919

Total Municipal Bonds
(Cost $19,092) ($ Thousands)		17,266

MORTGAGE-BACKED SECURITIES — 0.8%
Agency Mortgage-Backed Obligations — 0.8%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	40	39
FHLMC REMIC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	1	1
FHLMC REMIC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	2,682	2,500
FNMA REMIC CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	673	677
FNMA REMIC CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	480	469
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
1.257%, 07/25/2037(C)	10	1
GNMA ARM
3.875%, H15T1Y + 1.500%, 06/20/2032(C)	18	18
GNMA CMO, Ser 2009-8, Cl PS, IO
0.856%, 08/16/2038(C)	7	–
GNMA CMO, Ser 2010-4, Cl NS, IO
0.946%, 01/16/2040(C)	36	3
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041(B)	1,450	1,130

		4,838
Non-Agency Mortgage-Backed Obligations — 0.0%
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
5.866%, TSFR1M + 0.534%, 03/19/2045(C)	18	17
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
6.317%, TSFR1M + 0.974%, 09/25/2034(C)	8	7
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	6	5

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
4.063%, 12/25/2034(C)	$12	$11
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
6.117%, TSFR1M + 0.774%, 01/25/2045(C)	23	21

		61
Total Mortgage-Backed Securities
(Cost $3,855) ($ Thousands)		4,899

SOVEREIGN DEBT — 0.7%

Chile Government International Bond
4.340%, 03/07/2042	235	198
Indonesia Government International Bond
5.450%, 09/20/2052	170	167
4.350%, 01/11/2048	40	34
3.700%, 10/30/2049	35	26
Israel Government International Bond
3.875%, 07/03/2050	190	137
3.375%, 01/15/2050	490	324
Mexico Government International Bond
6.350%, 02/09/2035	130	131
6.338%, 05/04/2053	695	663
5.750%, 10/12/2110	249	207
5.000%, 04/27/2051	1,090	887
4.400%, 02/12/2052	590	436
4.280%, 08/14/2041	239	187
Minera Mexico
4.500%, 01/26/2050(A)	250	184
Panama Government International Bond
6.853%, 03/28/2054	125	110
3.870%, 07/23/2060	215	121
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051(A)	120	87
Philippine Government International Bond
5.950%, 10/13/2047	90	94
5.500%, 01/17/2048	60	59
Republic of Poland Government International Bond
5.500%, 04/04/2053	325	313
Uruguay Government International Bond
5.100%, 06/18/2050	250	236

Total Sovereign Debt
(Cost $5,183) ($ Thousands)		4,601

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
Tennessee Valley Authority
5.250%, 09/15/2039	$2,615	$2,630
Tennessee Valley Authority, PO
0.000%, 01/15/2038(B)	3,700	1,786

Total U.S. Government Agency Obligations
(Cost $4,981) ($ Thousands)		4,416

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	7,461,861	7,462

Total Cash Equivalent
(Cost $7,462) ($ Thousands)		7,462

Total Investments in Securities — 99.2%
(Cost $721,710) ($ Thousands)		$635,935

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	102	Mar-2024	$20,793	$20,855	$62
U.S. 5-Year Treasury Note	280	Mar-2024	29,790	29,919	129
U.S. Ultra Long Treasury Bond	288	Mar-2024	34,984	35,424	440
			85,567	86,198	631
Short Contracts
U.S. 5-Year Treasury Note	(12)	Mar-2024	$(1,277)	$(1,283)	$(6)
U.S. Long Treasury Bond	(94)	Mar-2024	(10,887)	(10,945)	(58)
Ultra 10-Year U.S. Treasury Note	(211)	Mar-2024	(23,840)	(23,952)	(112)
			(36,004)	(36,180)	(176)
			$49,563	$50,018	$455

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2023, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
FIXED 3.52%	SOFR	Annually	12/20/2053	USD	1,836	$94	$–	$94

Percentages are based on Net Assets of $641,227 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $30,176 ($ Thousands), representing 4.7% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	396,321	–	396,321
U.S. Treasury Obligations	–	200,970	–	200,970
Municipal Bonds	–	17,266	–	17,266
Mortgage-Backed Securities	–	4,899	–	4,899
Sovereign Debt	–	4,601	–	4,601
U.S. Government Agency Obligations	–	4,416	–	4,416
Cash Equivalent	7,462	–	–	7,462
Total Investments in Securities	7,462	628,473	–	635,935

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	631	–	–	631
Unrealized Depreciation	(176)	–	–	(176)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	94	–	94
Total Other Financial Instruments	455	94	–	549

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Fund (Concluded)

The following is a summary of the Fund's transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$4,761	$173,250	$(170,549)	$—	$—	$7,462	$167	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 87.4%
Communication Services — 6.2%
Alphabet
2.050%, 08/15/2050	$2,229	$1,309
1.900%, 08/15/2040	765	504
America Movil
6.125%, 03/30/2040	2,740	2,824
AT&T
4.300%, 12/15/2042	500	410
3.500%, 09/15/2053	6,337	4,219
Charter Communications Operating LLC / Charter Communications Operating Capital
6.834%, 10/23/2055	580	552
6.484%, 10/23/2045	2,070	1,921
4.800%, 03/01/2050	1,480	1,101
Comcast
6.500%, 11/15/2035	420	458
5.650%, 06/15/2035	3,620	3,715
5.500%, 05/15/2064	1,090	1,061
5.350%, 05/15/2053	505	488
4.600%, 08/15/2045	1,150	1,005
4.250%, 01/15/2033	4,050	3,773
4.200%, 08/15/2034	3,395	3,094
4.049%, 11/01/2052	5,068	3,979
4.000%, 03/01/2048	3,805	3,005
3.969%, 11/01/2047	4,860	3,822
3.900%, 03/01/2038	5,020	4,274
3.400%, 07/15/2046	6,725	4,876
3.250%, 11/01/2039	260	198
2.987%, 11/01/2063	31,369	18,636
2.937%, 11/01/2056	34,625	21,156
2.887%, 11/01/2051	15,158	9,549
2.800%, 01/15/2051	2,035	1,274

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	$2,585	$2,491
Meta Platforms
5.750%, 05/15/2063	2,450	2,493
5.600%, 05/15/2053	4,335	4,404
4.650%, 08/15/2062	1,630	1,404
4.450%, 08/15/2052	8,039	6,873
NBCUniversal Media LLC
4.450%, 01/15/2043	1,192	1,024
NTT Finance
1.591%, 04/03/2028 (A)	2,360	2,040
Paramount Global
5.900%, 10/15/2040	40	33
5.850%, 09/01/2043	680	556
4.850%, 12/15/2034	300	242
4.375%, 03/15/2043	3,134	2,135
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	1,550	1,121
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	1,719	1,695
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	885	615
Time Warner Cable Enterprises LLC
8.375%, 07/15/2033	1,709	1,917
Time Warner Cable LLC
7.300%, 07/01/2038	1,056	1,056
6.750%, 06/15/2039	775	739
5.500%, 09/01/2041	650	538
4.500%, 09/15/2042	1,000	740
T-Mobile USA
4.500%, 04/15/2050	340	283
3.400%, 10/15/2052	295	198
3.300%, 02/15/2051	500	335
3.000%, 02/15/2041	560	395
TWDC Enterprises 18
4.125%, 12/01/2041	1,530	1,293
TWDC Enterprises 18 MTN
4.125%, 06/01/2044	1,854	1,553
Verizon Communications
5.250%, 03/16/2037	640	634
3.875%, 03/01/2052	2,584	1,971
3.700%, 03/22/2061	2,100	1,485
3.400%, 03/22/2041	2,265	1,713
2.650%, 11/20/2040	1,450	987
Vodafone Group PLC
5.625%, 02/10/2053	150	142
4.875%, 06/19/2049	68	58
4.250%, 09/17/2050	532	412
Walt Disney
6.650%, 11/15/2037	990	1,111
6.400%, 12/15/2035	2,043	2,249

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/23/2040	$820	$764
3.600%, 01/13/2051	13,946	10,538
3.500%, 05/13/2040	6,635	5,344
2.750%, 09/01/2049	22,746	14,602
Warnermedia Holdings
5.391%, 03/15/2062	5,689	4,534
5.141%, 03/15/2052	2,535	2,026

		181,946

Consumer Discretionary — 4.2%
7-Eleven
2.500%, 02/10/2041 (A)	870	558
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	1,200	922
Amazon.com
4.050%, 08/22/2047	7,411	6,306
3.950%, 04/13/2052	7,316	6,023
3.875%, 08/22/2037	3,155	2,811
3.250%, 05/12/2061	12,556	8,604
3.100%, 05/12/2051	6,399	4,479
2.875%, 05/12/2041	975	724
2.700%, 06/03/2060	5,470	3,352
2.500%, 06/03/2050	10,633	6,645
Aptiv PLC / Aptiv Corp
4.150%, 05/01/2052	1,250	918
BMW US Capital LLC
4.150%, 04/09/2030 (A)	1,030	975
2.550%, 04/01/2031 (A)	1,615	1,346
California Institute of Technology
4.321%, 08/01/2045	650	557
Emory University
2.969%, 09/01/2050	1,660	1,094
Georgetown University
5.215%, 10/01/2118	1,921	1,668
4.315%, 04/01/2049	1,745	1,454
2.943%, 04/01/2050	540	345
Home Depot
5.950%, 04/01/2041	3,030	3,195
4.950%, 09/15/2052	3,440	3,258
4.500%, 12/06/2048	3,820	3,368
4.400%, 03/15/2045	5,570	4,849
4.250%, 04/01/2046	5,802	4,918
4.200%, 04/01/2043	1,850	1,588
3.900%, 06/15/2047	12,403	9,881
3.625%, 04/15/2052	795	597
3.350%, 04/15/2050	3,235	2,328
3.300%, 04/15/2040	2,245	1,749
3.125%, 12/15/2049	1,380	949
2.750%, 09/15/2051	2,570	1,618
2.375%, 03/15/2051	6,044	3,524
Johns Hopkins University
4.083%, 07/01/2053	2,000	1,623

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lowe's
5.750%, 07/01/2053	$68	$67
4.250%, 04/01/2052	550	432
3.700%, 04/15/2046	2,116	1,559
Massachusetts Institute of Technology
5.600%, 07/01/2111	2,805	2,933
3.067%, 04/01/2052	2,540	1,754
2.294%, 07/01/2051	21	12
McDonald's MTN
3.625%, 09/01/2049	400	298
NIKE
3.625%, 05/01/2043	1,290	1,040
3.250%, 03/27/2040	3,370	2,657
Northwestern University
3.688%, 12/01/2038	2,070	1,714
Pomona College
2.888%, 01/01/2051	1,240	794
President & Fellows of Harvard College
3.745%, 11/15/2052	4,277	3,374
3.619%, 10/01/2037	400	337
2.517%, 10/15/2050	1,405	874
Starbucks
3.350%, 03/12/2050	905	630
Toyota Motor Credit MTN
4.700%, 01/12/2033	1,500	1,468
Trustees of Boston College
3.042%, 07/01/2057	1,230	719
Trustees of Boston University
4.061%, 10/01/2048	1,800	1,466
Trustees of Princeton University
5.700%, 03/01/2039	1,169	1,229
Trustees of Tufts College
3.099%, 08/15/2051	2,667	1,757
University of Chicago
4.411%, 10/01/2044	715	602
2.761%, 04/01/2045	2,520	1,770
University of Southern California
3.841%, 10/01/2047	1,315	1,055
3.028%, 10/01/2039	2,300	1,777
2.805%, 10/01/2050	925	593

		123,137

Consumer Staples — 5.7%
Altria Group
10.200%, 02/06/2039	2,501	3,322
9.950%, 11/10/2038	1,555	2,041
4.500%, 05/02/2043	100	79
4.250%, 08/09/2042	575	440
3.875%, 09/16/2046	640	450
3.400%, 02/04/2041	433	299

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	$32,066	$29,693
4.700%, 02/01/2036	18,800	17,915
Anheuser-Busch InBev Worldwide
8.200%, 01/15/2039	1,445	1,832
8.000%, 11/15/2039	2,786	3,414
5.550%, 01/23/2049	12,550	12,794
4.600%, 04/15/2048	4,844	4,311
BAT Capital
7.079%, 08/02/2043	830	845
4.758%, 09/06/2049	1,046	781
4.540%, 08/15/2047	300	219
4.390%, 08/15/2037	1,865	1,506
3.734%, 09/25/2040	110	78
Bayer US Finance LLC
6.875%, 11/21/2053 (A)	400	400
6.500%, 11/21/2033 (A)	1,370	1,361
Cargill
4.375%, 04/22/2052 (A)	2,535	2,155
Church & Dwight
5.000%, 06/15/2052	227	211
Coca-Cola
2.500%, 06/01/2040	85	61
2.500%, 03/15/2051	2,645	1,661
Constellation Brands
3.750%, 05/01/2050	430	318
CSL Finance PLC
4.750%, 04/27/2052 (A)	3,089	2,724
Dollar General
5.500%, 11/01/2052	890	797
Dollar Tree
3.375%, 12/01/2051	1,105	705
Estee Lauder
3.125%, 12/01/2049	2,595	1,749
Ford Foundation
2.815%, 06/01/2070	915	524
Haleon US Capital LLC
4.000%, 03/24/2052	670	521
Hormel Foods
3.050%, 06/03/2051	1,305	869
JBS USA LUX
7.250%, 11/15/2053 (A)	5,915	5,997
6.500%, 12/01/2052	6,695	6,210
4.375%, 02/02/2052	1,450	995
Kenvue
5.100%, 03/22/2043	1,890	1,841
5.050%, 03/22/2053	1,775	1,699
Kimberly-Clark
5.300%, 03/01/2041	1,315	1,290
3.900%, 05/04/2047	1,670	1,314

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	$1,160	$1,284
5.000%, 06/04/2042	300	271
Mars
4.750%, 04/20/2033 (A)	4,675	4,539
3.950%, 04/01/2049 (A)	1,780	1,380
Nestle Holdings
3.900%, 09/24/2038 (A)	1,490	1,300
PepsiCo
4.650%, 02/15/2053	2,549	2,367
4.200%, 07/18/2052	925	800
3.450%, 10/06/2046	6,055	4,654
Philip Morris International
5.625%, 09/07/2033	1,180	1,186
4.875%, 11/15/2043	2,830	2,495
4.500%, 03/20/2042	6,605	5,612
4.125%, 03/04/2043	1,766	1,402
3.875%, 08/21/2042	1,030	809
Reynolds American
8.125%, 05/01/2040	2,390	2,632
5.850%, 08/15/2045	895	791
Rockefeller Foundation
2.492%, 10/01/2050	3,035	1,844
Sutter Health
5.547%, 08/15/2053	1,478	1,454
Target
4.800%, 01/15/2053	1,725	1,581
2.950%, 01/15/2052	3,575	2,343
Walmart
4.500%, 09/09/2052	3,654	3,322
4.500%, 04/15/2053	6,444	5,871
2.650%, 09/22/2051	5,755	3,729
2.500%, 09/22/2041	3,786	2,634

		167,721

Energy — 5.4%
Aker BP
3.100%, 07/15/2031 (A)	240	199
BG Energy Capital LP
5.125%, 10/15/2041 (A)	2,255	2,027
BP Capital Markets America
4.893%, 09/11/2033	3,865	3,770
4.812%, 02/13/2033	765	742
3.379%, 02/08/2061	12,201	8,128
3.060%, 06/17/2041	3,285	2,403
3.001%, 03/17/2052	165	108
3.000%, 02/24/2050	3,202	2,122
2.939%, 06/04/2051	4,355	2,818
2.772%, 11/10/2050	4,017	2,526
Cenovus Energy
6.750%, 11/15/2039	245	254

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chevron USA
2.343%, 08/12/2050	$1,685	$1,010
Columbia Pipelines Operating LLC
6.544%, 11/15/2053 (A)	785	803
ConocoPhillips
5.700%, 09/15/2063	1,465	1,477
5.550%, 03/15/2054	1,710	1,704
4.300%, 11/15/2044	3,780	3,191
4.025%, 03/15/2062	13,139	9,923
3.800%, 03/15/2052	2,065	1,574
Devon Energy
7.875%, 09/30/2031	815	908
Diamondback Energy
4.400%, 03/24/2051	500	390
4.250%, 03/15/2052	2,365	1,784
Enbridge
6.700%, 11/15/2053	925	1,011
Energy Transfer
6.050%, 06/01/2041	2,225	2,124
6.000%, 06/15/2048	2,020	1,921
5.400%, 10/01/2047	1,752	1,542
5.300%, 04/15/2047	180	156
5.150%, 03/15/2045	3,475	3,011
Eni SpA
5.700%, 10/01/2040 (A)	2,285	2,051
Enterprise Products Operating LLC
7.550%, 04/15/2038	2,000	2,359
6.125%, 10/15/2039	1,335	1,395
5.950%, 02/01/2041	602	618
4.900%, 05/15/2046	4,450	4,044
4.850%, 08/15/2042	4,255	3,882
4.850%, 03/15/2044	1,430	1,303
EOG Resources
4.950%, 04/15/2050	1,600	1,488
Equinor
5.100%, 08/17/2040	1,415	1,376
4.800%, 11/08/2043	899	827
3.700%, 04/06/2050	3,260	2,522
3.625%, 04/06/2040	2,675	2,167
3.250%, 11/18/2049	1,029	728
Exxon Mobil
4.327%, 03/19/2050	4,648	4,006
4.227%, 03/19/2040	3,755	3,339
4.114%, 03/01/2046	1,015	857
3.567%, 03/06/2045	4,100	3,184
3.452%, 04/15/2051	13,187	9,759
3.095%, 08/16/2049	805	558
Hess
6.000%, 01/15/2040	3,100	3,226
5.600%, 02/15/2041	2,555	2,570
Marathon Petroleum
5.000%, 09/15/2054	530	433

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northern Natural Gas
4.300%, 01/15/2049 (A)	$1,530	$1,168
Occidental Petroleum
4.300%, 08/15/2039	462	352
Shell International Finance BV
6.375%, 12/15/2038	4,516	4,974
4.550%, 08/12/2043	1,865	1,668
4.375%, 05/11/2045	10,740	9,298
4.000%, 05/10/2046	1,580	1,285
3.750%, 09/12/2046	6,419	5,021
3.625%, 08/21/2042	2,195	1,747
3.000%, 11/26/2051	3,147	2,087
Suncor Energy
5.950%, 12/01/2034	3,080	3,066
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,020	2,276
TotalEnergies Capital International
3.386%, 06/29/2060	480	330
3.127%, 05/29/2050	10,280	7,077
2.986%, 06/29/2041	1,360	996
TransCanada PipeLines
7.250%, 08/15/2038	1,765	1,944
5.600%, 03/31/2034	835	803
4.625%, 03/01/2034	1,965	1,775
Williams
5.400%, 03/04/2044	1,000	909
5.300%, 08/15/2052	450	409

		157,503

Financials — 20.9%
AIA Group MTN
4.875%, 03/11/2044 (A)	3,372	3,079
Alleghany
4.900%, 09/15/2044	1,370	1,233
Allstate
4.500%, 06/15/2043	528	440
American Express
4.989%, SOFRRATE + 2.255%, 05/26/2033 (B)	1,410	1,358
American International Group
4.800%, 07/10/2045	200	173
Aon Corp / Aon Global Holdings PLC
3.900%, 02/28/2052	1,885	1,417
Apollo Management Holdings LP
4.872%, 02/15/2029 (A)	1,630	1,577
Arthur J Gallagher
5.750%, 03/02/2053	630	611
3.500%, 05/20/2051	1,275	875
Athene Holding
6.650%, 02/01/2033	1,275	1,321
3.450%, 05/15/2052	810	508

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
6.938%, 11/07/2033	$1,920	$2,033
Bank of America
7.750%, 05/14/2038	5,420	6,300
6.000%, 10/15/2036	3,795	3,914
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	3,165	3,176
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	2,930	2,688
3.483%, SOFRRATE + 1.650%, 03/13/2052 (B)	724	516
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	14,219	10,524
2.651%, SOFRRATE + 1.220%, 03/11/2032 (B)	9,930	8,075
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	3,775	3,004
2.299%, SOFRRATE + 1.220%, 07/21/2032 (B)	1,430	1,122
Bank of America MTN
5.875%, 02/07/2042	5,409	5,557
4.083%, TSFR3M + 3.412%, 03/20/2051 (B)	12,102	9,582
4.078%, TSFR3M + 1.582%, 04/23/2040 (B)	4,790	3,965
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	9,870	8,055
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	31,078	21,084
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	1,820	1,854
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,180	1,080
4.300%, 05/15/2043	1,525	1,365
4.200%, 08/15/2048	1,575	1,353
3.850%, 03/15/2052	5,975	4,671
2.850%, 10/15/2050	5,086	3,330
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,287	1,278
5.000%, 06/15/2044 (A)	2,050	1,755
Brown & Brown
4.950%, 03/17/2052	1,100	913
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	3,170	3,232
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	3,818	3,390
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (B)	965	953
Chubb INA Holdings
6.700%, 05/15/2036	4,870	5,403
4.350%, 11/03/2045	2,990	2,593

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.050%, 12/15/2061	$3,090	$2,005
2.850%, 12/15/2051	795	528
Cincinnati Financial
6.125%, 11/01/2034	3,553	3,587
Citigroup
8.125%, 07/15/2039	4,230	5,217
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	1,135	1,126
6.125%, 08/25/2036	690	697
5.316%, SOFRRATE + 4.548%, 03/26/2041 (B)	5,505	5,216
4.650%, 07/30/2045	1,539	1,321
4.650%, 07/23/2048	1,345	1,163
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	4,650	3,853
3.878%, TSFR3M + 1.430%, 01/24/2039 (B)	3,630	2,975
3.785%, SOFRRATE + 1.939%, 03/17/2033 (B)	4,810	4,162
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	5,360	3,657
Citigroup Capital III
7.625%, 12/01/2036	890	914
CME Group
4.150%, 06/15/2048	1,634	1,393
Commonwealth Bank of Australia
4.316%, 01/10/2048 (A)	2,536	1,839
Corestates Capital III
6.211%, TSFR3M + 0.832%, 02/15/2027 (A)(B)	375	357
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	800	762
Farmers Exchange Capital II
6.151%, TSFR3M + 3.744%, 11/01/2053 (A)(B)	2,890	2,678
Fidelity National Information Services
5.625%, 07/15/2052	1,150	1,108
Fifth Third Bancorp
8.250%, 03/01/2038	1,085	1,206
Fiserv
4.400%, 07/01/2049	500	411
Global Payments
5.950%, 08/15/2052	1,255	1,202
Goldman Sachs Capital I
6.345%, 02/15/2034	5,030	5,044
Goldman Sachs Group
6.750%, 10/01/2037	443	466
6.450%, 05/01/2036	1,115	1,148
6.250%, 02/01/2041	5,154	5,410
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	13,320	11,478
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	7,150	5,917

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	$1,490	$1,096
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	3,401	2,448
3.102%, SOFRRATE + 1.410%, 02/24/2033 (B)	2,330	1,921
2.908%, SOFRRATE + 1.472%, 07/21/2042 (B)	2,700	1,849
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	1,535	1,209
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	2,605	2,020
Goldman Sachs Group MTN
4.800%, 07/08/2044	6,058	5,391
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	2,450	2,002
HSBC Bank USA
7.000%, 01/15/2039	7,627	8,420
HSBC Holdings PLC
6.800%, 06/01/2038	3,469	3,476
6.500%, 09/15/2037	4,875	4,984
6.332%, SOFRRATE + 2.650%, 03/09/2044 (B)	1,990	2,021
Intercontinental Exchange
4.950%, 06/15/2052	2,918	2,691
3.000%, 06/15/2050	2,175	1,431
Jackson Financial
4.000%, 11/23/2051	495	316
JPMorgan Chase
8.750%, 09/01/2030	605	711
6.400%, 05/15/2038	6,679	7,350
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	1,005	1,050
5.717%, SOFRRATE + 2.580%, 09/14/2033 (B)	5,212	5,193
5.600%, 07/15/2041	5,455	5,528
5.500%, 10/15/2040	3,112	3,105
5.400%, 01/06/2042	3,424	3,409
4.032%, TSFR3M + 1.722%, 07/24/2048 (B)	1,315	1,053
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	9,100	7,203
3.897%, TSFR3M + 1.482%, 01/23/2049 (B)	6,800	5,284
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	18,445	15,480
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	11,728	8,166
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	3,290	2,404
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	1,235	829

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.109%, TSFR3M + 2.460%, 04/22/2041 (B)	$385	$282
2.963%, SOFRRATE + 1.260%, 01/25/2033 (B)	780	644
2.956%, TSFR3M + 2.515%, 05/13/2031 (B)	3,920	3,336
2.545%, SOFRRATE + 1.180%, 11/08/2032 (B)	2,105	1,692
2.525%, TSFR3M + 1.510%, 11/19/2041 (B)	2,895	1,933
KeyBank MTN
5.000%, 01/26/2033	810	710
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,073	975
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	4,157	3,554
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	920	598
KKR Group Finance X LLC
3.250%, 12/15/2051 (A)	1,473	910
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	4,214	3,049
Marsh & McLennan
6.250%, 11/01/2052	3,105	3,366
5.700%, 09/15/2053	1,065	1,084
5.450%, 03/15/2053	530	518
5.400%, 09/15/2033	3,170	3,230
4.900%, 03/15/2049	3,442	3,142
4.350%, 01/30/2047	1,305	1,094
4.200%, 03/01/2048	3,890	3,158
2.900%, 12/15/2051	1,175	735
Massachusetts Mutual Life Insurance
4.900%, 04/01/2077 (A)	2,690	2,109
3.729%, 10/15/2070 (A)	2,905	1,844
Mastercard
3.950%, 02/26/2048	1,240	1,030
3.850%, 03/26/2050	7,476	6,107
MetLife
5.875%, 02/06/2041	1,675	1,715
5.700%, 06/15/2035	6,239	6,360
5.250%, 01/15/2054	3,990	3,766
5.000%, 07/15/2052	5,240	4,789
4.875%, 11/13/2043	3,080	2,781
4.721%, 12/15/2044	3,515	3,071
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (A)	3,545	3,461
Moody's
4.875%, 12/17/2048	1,891	1,677
3.750%, 02/25/2052	215	161
3.250%, 05/20/2050	770	518
2.750%, 08/19/2041	250	170

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	$1,580	$1,532
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	185	172
4.457%, TSFR3M + 1.693%, 04/22/2039 (B)	3,743	3,274
4.375%, 01/22/2047	120	101
3.217%, SOFRRATE + 1.485%, 04/22/2042 (B)	1,200	872
2.484%, SOFRRATE + 1.360%, 09/16/2036 (B)	4,520	3,413
Morgan Stanley MTN
6.375%, 07/24/2042	2,307	2,518
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	885	848
4.300%, 01/27/2045	9,860	8,272
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	11,465	9,552
2.943%, SOFRRATE + 1.290%, 01/21/2033 (B)	2,255	1,840
2.802%, SOFRRATE + 1.430%, 01/25/2052 (B)	1,530	954
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	4,815	3,819
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	1,590	1,244
Mutual of Omaha Insurance
4.297%, US0003M + 2.640%, 07/15/2054 (A)(B)	555	540
Nasdaq
5.950%, 08/15/2053	885	896
3.950%, 03/07/2052	925	687
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,170	1,472
4.350%, 04/30/2050 (A)	1,795	1,322
NatWest Group PLC
6.016%, H15T1Y + 2.100%, 03/02/2034 (B)	790	790
New York Life Insurance
6.750%, 11/15/2039 (A)	2,215	2,419
5.875%, 05/15/2033 (A)	4,024	4,120
3.750%, 05/15/2050 (A)	2,454	1,788
Northwestern Mutual Life Insurance
3.850%, 09/30/2047 (A)	450	336
3.625%, 09/30/2059 (A)	3,580	2,414
Pacific Life Insurance
4.300%, US0003M + 2.796%, 10/24/2067 (A)(B)	1,350	1,005
Pacific LifeCorp
3.350%, 09/15/2050 (A)	312	209
PayPal Holdings
3.250%, 06/01/2050	2,000	1,402

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	$1,325	$1,407
6.037%, SOFRINDX + 2.140%, 10/28/2033 (B)	1,535	1,536
Progressive
3.700%, 03/15/2052	4,985	3,718
Prudential Financial
3.905%, 12/07/2047	895	681
Prudential Financial MTN
5.700%, 12/14/2036	6,384	6,601
Raymond James Financial
4.950%, 07/15/2046	814	704
3.750%, 04/01/2051	2,669	1,880
S&P Global
3.900%, 03/01/2062	550	422
3.700%, 03/01/2052	2,235	1,707
3.250%, 12/01/2049	2,331	1,630
Securian Financial Group
4.800%, 04/15/2048 (A)	2,921	2,204
Societe Generale MTN
7.367%, 01/10/2053 (A)	5,785	5,592
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	5,385	4,775
4.270%, 05/15/2047 (A)	2,793	2,258
3.300%, 05/15/2050 (A)	4,230	2,802
Travelers
5.450%, 05/25/2053	6,210	6,195
5.350%, 11/01/2040	1,565	1,546
4.600%, 08/01/2043	3,895	3,443
4.100%, 03/04/2049	3,853	3,104
4.050%, 03/07/2048	1,300	1,048
Travelers MTN
6.250%, 06/15/2037	1,205	1,301
Truist Financial MTN
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	2,225	2,166
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	2,640	2,429
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	3,175	2,815
UBS
4.500%, 06/26/2048	2,235	2,018
UBS Group
9.016%, SOFRRATE + 5.020%, 11/15/2033 (A)(B)	2,835	3,355
6.537%, SOFRRATE + 3.920%, 08/12/2033 (A)(B)	195	199
4.988%, H15T1Y + 2.400%, 08/05/2033 (A)(B)	895	824
3.091%, SOFRRATE + 1.730%, 05/14/2032 (A)(B)	1,715	1,400

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
US Bancorp
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	$1,520	$1,496
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	1,180	1,162
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	3,260	2,985
Visa
4.300%, 12/14/2045	8,610	7,655
2.700%, 04/15/2040	710	521
2.000%, 08/15/2050	5,410	3,134
WEA Finance LLC
4.625%, 09/20/2048 (A)	2,000	1,277
Wells Fargo
7.950%, 11/15/2029	695	756
6.600%, 01/15/2038	9,765	10,278
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	1,795	1,875
5.950%, 08/26/2036	5,460	5,332
5.950%, 12/15/2036	1,002	963
5.850%, 02/01/2037	9,377	9,357
5.606%, 01/15/2044	401	374
5.389%, SOFRRATE + 2.020%, 04/24/2034 (B)	1,210	1,164
3.900%, 05/01/2045	2,424	1,884
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	3,370	2,412
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	4,395	4,282
5.013%, TSFR3M + 4.502%, 04/04/2051 (B)	14,257	12,676
4.900%, 11/17/2045	1,670	1,417
4.750%, 12/07/2046	7,016	5,759
4.650%, 11/04/2044	2,485	2,050
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	3,205	2,684
4.400%, 06/14/2046	5,880	4,587
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	4,705	3,938
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	695	435
Willis North America
3.875%, 09/15/2049	875	635
XL Group
5.250%, 12/15/2043	2,405	2,190

		614,655

Health Care — 13.2%
Abbott Laboratories
5.300%, 05/27/2040	1,520	1,543
4.900%, 11/30/2046	7,038	6,799

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
AbbVie
4.850%, 06/15/2044	$225	$208
4.750%, 03/15/2045	6,835	6,190
4.700%, 05/14/2045	4,104	3,705
4.400%, 11/06/2042	635	558
4.250%, 11/21/2049	18,539	15,597
Advocate Health & Hospitals
4.272%, 08/15/2048	1,717	1,438
Aetna
4.125%, 11/15/2042	780	607
Alcon Finance
5.750%, 12/06/2052 (A)	164	164
3.800%, 09/23/2049 (A)	1,580	1,178
Allina Health System
4.805%, 11/15/2045	1,666	1,454
3.887%, 04/15/2049	1,454	1,119
Amgen
5.750%, 03/02/2063	2,080	2,035
5.650%, 03/02/2053	940	927
5.600%, 03/02/2043	855	837
4.875%, 03/01/2053	230	202
4.400%, 05/01/2045	630	524
Ascension Health
4.847%, 11/15/2053	520	474
3.945%, 11/15/2046	1,291	1,019
3.106%, 11/15/2039	3,210	2,369
AstraZeneca PLC
6.450%, 09/15/2037	3,804	4,238
4.375%, 11/16/2045	3,734	3,282
3.000%, 05/28/2051	1,173	819
Banner Health
2.907%, 01/01/2042	1,781	1,221
Baptist Health South Florida
4.342%, 11/15/2041	610	490
BayCare Health System
3.831%, 11/15/2050	1,000	777
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	2,130	1,502
4.625%, 06/25/2038 (A)	645	530
4.400%, 07/15/2044 (A)	1,585	1,153
3.950%, 04/15/2045 (A)	2,680	1,792
Baylor Scott & White Holdings
4.185%, 11/15/2045	2,636	2,187
Bon Secours Mercy Health
3.205%, 06/01/2050	1,100	710
Bristol-Myers Squibb
6.400%, 11/15/2063	2,455	2,707
6.250%, 11/15/2053	870	948
4.550%, 02/20/2048	1,614	1,401
4.250%, 10/26/2049	14,899	12,327
3.900%, 03/15/2062	2,290	1,687
3.700%, 03/15/2052	7,449	5,556

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.550%, 03/15/2042	$5,460	$4,247
2.350%, 11/13/2040	435	288
Carilion Clinic Obligated Group
3.147%, 07/01/2051	535	337
Children's Health Care
3.448%, 08/15/2049	815	563
Children's Hospital Medical Center
2.820%, 11/15/2050	1,180	724
Cigna Group
4.900%, 12/15/2048	1,385	1,227
4.800%, 08/15/2038	1,300	1,199
3.875%, 10/15/2047	1,200	918
City of Hope
5.623%, 11/15/2043	920	857
Cleveland Clinic Foundation
4.858%, 01/01/2114	1,223	1,039
CommonSpirit Health
6.461%, 11/01/2052	689	728
4.187%, 10/01/2049	3,069	2,333
3.817%, 10/01/2049	2,990	2,145
CSL Finance PLC
4.950%, 04/27/2062 (A)	310	267
4.625%, 04/27/2042 (A)	320	285
CVS Health
6.000%, 06/01/2063	440	432
5.875%, 06/01/2053	425	416
5.050%, 03/25/2048	4,354	3,817
4.780%, 03/25/2038	1,015	910
Danaher
2.800%, 12/10/2051	1,625	1,031
Duke University Health System
3.920%, 06/01/2047	2,115	1,677
Elevance Health
6.100%, 10/15/2052	600	635
Eli Lilly
4.950%, 02/27/2063	4,689	4,524
4.875%, 02/27/2053	3,675	3,586
3.950%, 03/15/2049	2,925	2,445
GE HealthCare Technologies
6.377%, 11/22/2052	930	999
Gilead Sciences
5.550%, 10/15/2053	1,610	1,625
5.250%, 10/15/2033	1,185	1,189
4.800%, 04/01/2044	500	455
4.750%, 03/01/2046	3,292	2,961
4.500%, 02/01/2045	2,955	2,568
4.150%, 03/01/2047	1,990	1,634
2.800%, 10/01/2050	1,160	740
GlaxoSmithKline Capital
6.375%, 05/15/2038	5,844	6,517
HCA
5.250%, 06/15/2049	1,555	1,349

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.625%, 03/15/2052	$300	$237
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	2,460	1,625
Hoag Memorial Hospital Presbyterian
3.803%, 07/15/2052	1,385	1,037
Humana
8.150%, 06/15/2038	1,510	1,761
4.625%, 12/01/2042	505	433
Indiana University Health Obligated Group
3.970%, 11/01/2048	1,880	1,507
Johnson & Johnson
4.850%, 05/15/2041	7,402	7,245
3.750%, 03/03/2047	400	331
3.625%, 03/03/2037	790	694
3.400%, 01/15/2038	3,100	2,604
2.100%, 09/01/2040	1,335	899
Kaiser Foundation Hospitals
4.150%, 05/01/2047	1,790	1,466
3.266%, 11/01/2049	1,910	1,302
3.002%, 06/01/2051	2,725	1,763
2.810%, 06/01/2041	6,840	4,742
Mass General Brigham
3.765%, 07/01/2048	1,000	765
3.342%, 07/01/2060	1,015	664
3.192%, 07/01/2049	2,260	1,526
Medtronic
4.375%, 03/15/2035	2,330	2,185
Memorial Health Services
3.447%, 11/01/2049	2,880	2,047
Memorial Sloan-Kettering Cancer Center
5.000%, 07/01/2042	235	219
4.125%, 07/01/2052	2,460	1,953
2.955%, 01/01/2050	780	507
Merck
5.150%, 05/17/2063	1,110	1,080
5.000%, 05/17/2053	5,480	5,272
4.900%, 05/17/2044	2,660	2,535
4.150%, 05/18/2043	2,700	2,339
4.000%, 03/07/2049	550	454
3.900%, 03/07/2039	2,420	2,089
3.700%, 02/10/2045	7,905	6,282
3.600%, 09/15/2042	750	600
2.900%, 12/10/2061	2,286	1,409
2.750%, 12/10/2051	1,325	846
2.350%, 06/24/2040	385	263
Merck Sharp & Dohme Corp
5.750%, 11/15/2036	1,200	1,252
MyMichigan Health
3.409%, 06/01/2050	2,220	1,493
Nationwide Children's Hospital
4.556%, 11/01/2052	355	311

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
New York and Presbyterian Hospital
4.763%, 08/01/2116	$1,705	$1,358
4.063%, 08/01/2056	2,300	1,791
Northwell Healthcare
4.260%, 11/01/2047	695	544
Novant Health
3.168%, 11/01/2051	2,330	1,503
Novartis Capital
4.400%, 05/06/2044	575	519
4.000%, 11/20/2045	4,325	3,655
NYU Langone Hospitals
5.750%, 07/01/2043	1,715	1,680
4.368%, 07/01/2047	1,635	1,343
3.380%, 07/01/2055	2,630	1,727
OhioHealth
3.042%, 11/15/2050	1,462	993
Orlando Health Obligated Group
3.327%, 10/01/2050	815	555
PeaceHealth Obligated Group
3.218%, 11/15/2050	4,950	3,008
Pfizer
5.600%, 09/15/2040	808	818
4.400%, 05/15/2044	1,030	920
4.300%, 06/15/2043	4,965	4,316
4.200%, 09/15/2048	1,120	959
4.100%, 09/15/2038	1,900	1,674
4.000%, 12/15/2036	690	623
3.900%, 03/15/2039	2,100	1,776
2.550%, 05/28/2040	575	404
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	10,223	9,832
5.300%, 05/19/2053	22,200	21,646
5.110%, 05/19/2043	5,995	5,761
Pharmacia LLC
6.600%, 12/01/2028	1,045	1,117
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	1,520	1,083
Rady Children's Hospital-San Diego
3.154%, 08/15/2051	865	573
Revvity
3.625%, 03/15/2051	325	217
Roche Holdings
5.593%, 11/13/2033 (A)	3,980	4,135
2.607%, 12/13/2051 (A)	700	434
RWJ Barnabas Health
3.949%, 07/01/2046	50	39
Sentara Healthcare
2.927%, 11/01/2051	805	512
Shands Teaching Hospital and Clinics
4.741%, 12/01/2042	1,750	1,455

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sharp HealthCare
2.680%, 08/01/2050	$1,500	$908
Stanford Health Care
3.795%, 11/15/2048	5,317	4,056
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	325	234
Thermo Fisher Scientific
5.200%, 01/31/2034	1,865	1,868
2.800%, 10/15/2041	110	78
Trinity Health
4.125%, 12/01/2045	2,392	1,930
UnitedHealth Group
6.875%, 02/15/2038	1,125	1,307
6.625%, 11/15/2037	1,080	1,214
6.500%, 06/15/2037	1,265	1,408
6.050%, 02/15/2063	1,625	1,756
5.950%, 02/15/2041	1,265	1,315
5.875%, 02/15/2053	2,341	2,488
5.800%, 03/15/2036	875	919
5.700%, 10/15/2040	410	417
4.750%, 07/15/2045	6,970	6,366
4.750%, 05/15/2052	5,395	4,860
4.625%, 07/15/2035	1,070	1,028
4.450%, 12/15/2048	12,274	10,594
4.375%, 03/15/2042	30	26
4.250%, 04/15/2047	3,105	2,571
4.250%, 06/15/2048	8,335	6,940
4.200%, 01/15/2047	1,477	1,215
3.950%, 10/15/2042	7,005	5,708
3.750%, 10/15/2047	820	634
3.700%, 08/15/2049	1,726	1,306
3.500%, 08/15/2039	4,370	3,502
3.250%, 05/15/2051	4,350	3,057
3.050%, 05/15/2041	8,796	6,499
2.900%, 05/15/2050	1,730	1,124
West Virginia United Health System Obligated Group
3.129%, 06/01/2050	900	551
Willis-Knighton Medical Center
4.813%, 09/01/2048	1,745	1,454
Wyeth LLC
6.500%, 02/01/2034	1,930	2,107
5.950%, 04/01/2037	17,244	18,198

		387,286

Industrials — 5.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/2032	1,535	1,272
Air Canada Pass-Through Trust, Ser 2013-1, Cl A
4.125%, 05/15/2025 (A)	282	268

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Airbus
3.950%, 04/10/2047 (A)	$2,500	$2,026
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA
3.200%, 06/15/2028	691	620
BAE Systems PLC
3.000%, 09/15/2050 (A)	1,200	774
Boeing
5.930%, 05/01/2060	850	825
5.805%, 05/01/2050	4,865	4,745
5.705%, 05/01/2040	1,960	1,932
Burlington Northern Santa Fe LLC
5.200%, 04/15/2054	3,505	3,397
5.150%, 09/01/2043	1,325	1,268
4.900%, 04/01/2044	7,791	7,278
4.550%, 09/01/2044	3,870	3,392
4.450%, 03/15/2043	560	487
4.450%, 01/15/2053	4,329	3,761
4.400%, 03/15/2042	2,825	2,451
4.375%, 09/01/2042	265	229
4.150%, 04/01/2045	7,830	6,467
4.050%, 06/15/2048	2,710	2,177
3.300%, 09/15/2051	1,400	985
2.875%, 06/15/2052	4,295	2,775
Canadian National Railway
6.200%, 06/01/2036	5,110	5,493
4.500%, 11/07/2043	1,720	1,463
4.400%, 08/05/2052	1,861	1,604
Canadian Pacific Railway
6.125%, 09/15/2115	1,405	1,422
Caterpillar
4.750%, 05/15/2064	495	440
CSX
4.500%, 11/15/2052	1,540	1,316
Cummins
2.600%, 09/01/2050	3,535	2,172
Deere
3.900%, 06/09/2042	800	678
3.750%, 04/15/2050	305	248
2.875%, 09/07/2049	1,795	1,232
Emerson Electric
2.800%, 12/21/2051	4,841	3,064
FedEx
4.050%, 02/15/2048	1,367	1,064
General Dynamics
4.250%, 04/01/2040	2,560	2,249
4.250%, 04/01/2050	2,040	1,756
Georgia-Pacific LLC
8.875%, 05/15/2031	475	572
7.250%, 06/01/2028	330	354
John Deere Capital MTN
5.150%, 09/08/2033	3,440	3,472

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Lockheed Martin
5.900%, 11/15/2063	$2,575	$2,772
5.700%, 11/15/2054	1,095	1,151
4.700%, 05/15/2046	550	503
4.300%, 06/15/2062	2,676	2,205
4.090%, 09/15/2052	7,352	6,069
4.070%, 12/15/2042	6,021	5,123
2.800%, 06/15/2050	3,600	2,359
Nature Conservancy
3.957%, 03/01/2052	2,205	1,764
Norfolk Southern
5.100%, 08/01/2118	1,900	1,588
4.837%, 10/01/2041	2,600	2,347
4.050%, 08/15/2052	876	680
3.700%, 03/15/2053	500	359
Rockwell Automation
4.200%, 03/01/2049	740	622
RTX
6.125%, 07/15/2038	295	306
4.625%, 11/16/2048	415	356
4.500%, 06/01/2042	7,097	6,095
3.750%, 11/01/2046	2,039	1,511
2.820%, 09/01/2051	150	92
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	4,450	3,241
Snap-on
4.100%, 03/01/2048	3,386	2,746
TTX
4.600%, 02/01/2049 (A)	1,642	1,394
Union Pacific
3.875%, 02/01/2055	2,125	1,595
3.839%, 03/20/2060	14,639	10,879
3.799%, 10/01/2051	435	337
3.500%, 02/14/2053	7,750	5,656
3.375%, 02/14/2042	820	627
2.973%, 09/16/2062	3,135	1,897
2.950%, 03/10/2052	14,307	9,318
Union Pacific MTN
3.550%, 08/15/2039	915	735
United Airlines Pass-Through Trust
5.800%, 01/15/2036	1,100	1,055
United Parcel Service
7.620%, 04/01/2030 (C)	710	814
6.200%, 01/15/2038	4,172	4,559
5.200%, 04/01/2040	725	715
5.050%, 03/03/2053	5,799	5,596
3.625%, 10/01/2042	1,240	985
Waste Connections
2.950%, 01/15/2052	500	324

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WW Grainger
4.600%, 06/15/2045	$1,328	$1,192

		165,295

Information Technology — 7.6%
Analog Devices
2.950%, 10/01/2051	6,442	4,250
2.800%, 10/01/2041	3,800	2,667
Apple
4.650%, 02/23/2046	9,500	8,971
4.375%, 05/13/2045	11,743	10,674
3.850%, 05/04/2043	4,060	3,465
3.850%, 08/04/2046	12,495	10,454
3.750%, 09/12/2047	6,980	5,673
3.750%, 11/13/2047	165	135
3.450%, 02/09/2045	10,055	7,977
2.850%, 08/05/2061	4,270	2,725
2.800%, 02/08/2061	1,335	853
2.700%, 08/05/2051	2,550	1,665
2.650%, 05/11/2050	415	270
2.650%, 02/08/2051	12,675	8,220
2.375%, 02/08/2041	1,450	1,020
Applied Materials
4.350%, 04/01/2047	1,481	1,305
Broadcom
4.926%, 05/15/2037 (A)	2,080	1,905
3.137%, 11/15/2035 (A)	1,500	1,168
Cisco Systems
5.900%, 02/15/2039	3,985	4,246
5.500%, 01/15/2040	2,094	2,144
Crane NXT
4.200%, 03/15/2048	775	529
Deutsche Telekom International Finance
9.250%, 06/01/2032	1,492	1,880
Intel
5.700%, 02/10/2053	7,730	7,853
5.625%, 02/10/2043	340	346
5.050%, 08/05/2062	1,520	1,399
4.900%, 08/05/2052	8,140	7,461
4.750%, 03/25/2050	1,840	1,635
4.600%, 03/25/2040	2,270	2,112
4.100%, 05/11/2047	1,786	1,448
3.734%, 12/08/2047	14,164	10,882
3.250%, 11/15/2049	3,575	2,466
International Business Machines
4.900%, 07/27/2052	435	392
4.250%, 05/15/2049	3,725	3,076
4.150%, 05/15/2039	530	457
4.000%, 06/20/2042	1,740	1,438
Intuit
5.500%, 09/15/2053	7,885	8,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KLA
4.950%, 07/15/2052	$5,577	$5,249
Kyndryl Holdings
4.100%, 10/15/2041	850	600
Lam Research
2.875%, 06/15/2050	2,873	1,891
Microsoft
3.450%, 08/08/2036	4,385	3,859
3.041%, 03/17/2062	13,138	8,932
2.921%, 03/17/2052	17,614	12,163
2.675%, 06/01/2060	4,360	2,740
2.525%, 06/01/2050	16,352	10,526
2.500%, 09/15/2050 (A)	4,255	2,698
NVIDIA
3.500%, 04/01/2040	2,785	2,295
3.500%, 04/01/2050	1,555	1,204
Oracle
5.550%, 02/06/2053	900	848
4.375%, 05/15/2055	2,550	1,975
4.125%, 05/15/2045	2,110	1,647
4.000%, 07/15/2046	6,164	4,679
4.000%, 11/15/2047	140	106
3.950%, 03/25/2051	487	360
3.800%, 11/15/2037	4,215	3,435
3.600%, 04/01/2040	4,128	3,139
QUALCOMM
4.500%, 05/20/2052	2,365	2,055
4.300%, 05/20/2047	4,905	4,215
Salesforce
3.050%, 07/15/2061	1,260	806
2.900%, 07/15/2051	4,100	2,721
2.700%, 07/15/2041	2,055	1,463
Sprint Capital
8.750%, 03/15/2032	559	668
Texas Instruments
5.050%, 05/18/2063	6,825	6,479
5.000%, 03/14/2053	2,475	2,379
4.150%, 05/15/2048	1,825	1,548
TSMC Arizona
3.250%, 10/25/2051	1,950	1,399

		223,331

Materials — 1.0%
Barrick North America Finance LLC
5.750%, 05/01/2043	2,160	2,169
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,264
BHP Billiton Finance USA
6.420%, 03/01/2026	1,320	1,352
5.500%, 09/08/2053	320	325
5.250%, 09/08/2033	3,780	3,782
5.000%, 09/30/2043	3,800	3,616

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Ecolab
2.750%, 08/18/2055	$2,757	$1,674
2.700%, 12/15/2051	3,695	2,305
International Flavors & Fragrances
5.000%, 09/26/2048	2,485	1,983
3.468%, 12/01/2050 (A)	5,080	3,200
3.268%, 11/15/2040 (A)	1,110	747
LYB International Finance III LLC
4.200%, 05/01/2050	535	394
Packaging Corp of America
3.050%, 10/01/2051	440	278
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	2,412
2.750%, 11/02/2051	5,135	3,207
Rio Tinto Finance USA PLC
5.125%, 03/09/2053	1,150	1,103
Sherwin-Williams
2.900%, 03/15/2052	250	155

		29,966

Real Estate — 1.4%
Alexandria Real Estate Equities
5.150%, 04/15/2053	2,330	2,084
4.850%, 04/15/2049	210	173
4.750%, 04/15/2035	971	890
2.950%, 03/15/2034	225	177
American Homes 4 Rent LP
4.300%, 04/15/2052	1,445	1,076
3.375%, 07/15/2051	300	186
American Tower
3.700%, 10/15/2049	1,000	702
2.950%, 01/15/2051	641	395
AvalonBay Communities MTN
4.350%, 04/15/2048	220	174
Crown Castle
4.150%, 07/01/2050	500	378
2.900%, 04/01/2041	358	241
ERP Operating
4.500%, 06/01/2045	900	715
Essex Portfolio
2.650%, 09/01/2050	1,500	821
GLP Capital LP / GLP Financing II
6.750%, 12/01/2033	1,150	1,161
Invitation Homes Operating Partnership LP
5.500%, 08/15/2033	80	77
2.700%, 01/15/2034	460	345
Kilroy Realty LP
2.650%, 11/15/2033	455	316
Kimco Realty OP LLC
3.700%, 10/01/2049	1,475	1,009
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	1,651

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NNN REIT
3.000%, 04/15/2052	$990	$589
Prologis
5.250%, 06/15/2053	4,247	4,002
3.000%, 04/15/2050	65	42
2.125%, 10/15/2050	5,317	2,821
Public Storage Operating
5.350%, 08/01/2053	1,020	981
Realty Income
4.650%, 03/15/2047	1,330	1,153
Regency Centers LP
4.650%, 03/15/2049	1,316	1,043
4.400%, 02/01/2047	515	397
Scentre Group Trust 2
5.125%, H15T5Y + 4.685%, 09/24/2080 (A)(B)	1,905	1,655
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	1,250	1,149
Simon Property Group LP
6.750%, 02/01/2040	2,365	2,507
6.650%, 01/15/2054	1,450	1,556
5.850%, 03/08/2053	4,244	4,122
4.250%, 11/30/2046	3,380	2,573
3.800%, 07/15/2050	1,400	1,006
3.250%, 09/13/2049	2,330	1,533
VICI Properties
5.625%, 05/15/2052	1,570	1,354
Weyerhaeuser
4.000%, 03/09/2052	1,020	774

		41,828

Utilities — 16.2%
AEP Transmission LLC
5.400%, 03/15/2053	845	813
4.000%, 12/01/2046	5,703	4,447
3.800%, 06/15/2049	1,895	1,398
3.650%, 04/01/2050	1,505	1,086
3.150%, 09/15/2049	1,760	1,161
2.750%, 08/15/2051	405	242
Alabama Power
5.500%, 03/15/2041	648	614
5.200%, 06/01/2041	155	143
4.300%, 07/15/2048	1,420	1,129
4.100%, 01/15/2042	1,450	1,137
3.850%, 12/01/2042	7,209	5,679
Ameren Illinois
5.900%, 12/01/2052	1,032	1,077
3.700%, 12/01/2047	4,485	3,397
3.250%, 03/15/2050	50	34
2.900%, 06/15/2051	3,724	2,348
American Transmission Systems
5.000%, 09/01/2044 (A)	400	354

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Water Capital
3.750%, 09/01/2047	$1,475	$1,120
Appalachian Power
6.700%, 08/15/2037	50	52
5.800%, 10/01/2035	125	121
4.500%, 03/01/2049	700	550
Arizona Public Service
5.050%, 09/01/2041	50	44
4.500%, 04/01/2042	312	255
4.350%, 11/15/2045	1,735	1,358
4.250%, 03/01/2049	450	337
4.200%, 08/15/2048	1,200	905
3.350%, 05/15/2050	550	362
Atmos Energy
4.125%, 10/15/2044	2,805	2,354
Avista
4.000%, 04/01/2052	550	400
Baltimore Gas and Electric
5.400%, 06/01/2053	2,516	2,409
5.200%, 06/15/2033	1,240	1,206
4.550%, 06/01/2052	394	336
3.500%, 08/15/2046	4,995	3,526
2.900%, 06/15/2050	1,105	695
Berkshire Hathaway Energy
4.600%, 05/01/2053	1,320	1,079
4.450%, 01/15/2049	2,725	2,195
4.250%, 10/15/2050	5,035	3,893
3.800%, 07/15/2048	11,090	8,048
Black Hills
4.200%, 09/15/2046	1,135	849
Boston Gas
6.119%, 07/20/2053 (A)	625	610
4.487%, 02/15/2042 (A)	250	200
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	500	426
4.250%, 02/01/2049	1,760	1,437
3.950%, 03/01/2048	500	392
3.600%, 03/01/2052	855	619
3.350%, 04/01/2051	695	480
2.900%, 07/01/2050	930	594
Commonwealth Edison
5.300%, 02/01/2053	1,940	1,849
4.700%, 01/15/2044	5,213	4,534
4.600%, 08/15/2043	2,070	1,801
4.000%, 03/01/2048	2,515	1,982
4.000%, 03/01/2049	1,195	933
3.850%, 03/15/2052	520	390
3.750%, 08/15/2047	2,695	2,016
3.700%, 03/01/2045	6,725	5,061
3.125%, 03/15/2051	3,795	2,496
Connecticut Light and Power
5.250%, 01/15/2053	1,500	1,420

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.150%, 06/01/2045	$3,030	$2,447
4.000%, 04/01/2048	2,712	2,141
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,088
6.200%, 06/15/2036	65	67
6.150%, 11/15/2052	2,285	2,404
5.900%, 11/15/2053	3,885	3,946
5.700%, 06/15/2040	40	39
4.500%, 05/15/2058	930	741
3.950%, 03/01/2043	5,480	4,322
3.950%, 04/01/2050	3,820	2,956
3.875%, 06/15/2047	5,147	3,874
3.850%, 06/15/2046	3,427	2,572
3.700%, 11/15/2059	850	577
3.000%, 12/01/2060	1,700	991
Consumers Energy
4.350%, 04/15/2049	5,923	4,941
4.200%, 09/01/2052	790	639
3.500%, 08/01/2051	1,275	912
2.500%, 05/01/2060	398	218
Dominion Energy
5.250%, 08/01/2033	20	19
4.600%, 03/15/2049	1,754	1,439
Dominion Energy South Carolina
5.100%, 06/01/2065	1,230	1,087
DTE Electric
5.400%, 04/01/2053	770	748
3.950%, 06/15/2042	80	62
3.700%, 03/15/2045	4,335	3,292
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	116
6.050%, 04/15/2038	2,285	2,362
6.000%, 01/15/2038	2,166	2,236
5.400%, 01/15/2054	4,420	4,204
5.350%, 01/15/2053	1,482	1,404
5.300%, 02/15/2040	6,675	6,351
4.250%, 12/15/2041	6,665	5,537
4.000%, 09/30/2042	12,235	9,785
3.875%, 03/15/2046	1,570	1,186
3.550%, 03/15/2052	760	538
Duke Energy Florida LLC
6.400%, 06/15/2038	2,405	2,552
6.200%, 11/15/2053	1,332	1,414
5.950%, 11/15/2052	1,806	1,852
4.200%, 07/15/2048	2,000	1,591
3.400%, 10/01/2046	2,030	1,403
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	4,535
6.350%, 08/15/2038	1,545	1,630
4.900%, 07/15/2043	860	763
3.750%, 05/15/2046	750	557
3.250%, 10/01/2049	3,110	2,066

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.750%, 04/01/2050	$1,885	$1,127
Duke Energy Ohio
4.300%, 02/01/2049	695	550
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	2,365
4.200%, 08/15/2045	3,530	2,824
4.150%, 12/01/2044	975	774
4.100%, 03/15/2043	860	686
3.600%, 09/15/2047	1,850	1,324
East Ohio Gas
3.000%, 06/15/2050 (A)	1,365	812
Electricite de France
6.000%, 01/22/2114 (A)	417	362
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	908
Entergy Arkansas LLC
4.200%, 04/01/2049	1,625	1,284
3.350%, 06/15/2052	2,805	1,864
Entergy Louisiana LLC
4.200%, 09/01/2048	1,030	806
4.200%, 04/01/2050	1,445	1,131
4.000%, 03/15/2033	1,270	1,134
3.100%, 06/15/2041	3,420	2,416
2.900%, 03/15/2051	3,840	2,356
Entergy Texas
3.550%, 09/30/2049	1,390	965
Essential Utilities
5.300%, 05/01/2052	900	797
4.276%, 05/01/2049	2,620	2,008
Evergy Kansas Central
5.700%, 03/15/2053	500	485
3.450%, 04/15/2050	930	637
Evergy Metro
5.300%, 10/01/2041	150	140
4.200%, 06/15/2047	500	394
4.200%, 03/15/2048	1,000	781
Exelon
4.950%, 06/15/2035	1,405	1,294
4.700%, 04/15/2050	700	592
FirstEnergy Transmission LLC
4.550%, 04/01/2049 (A)	350	283
Florida Power & Light
5.960%, 04/01/2039	2,265	2,359
5.690%, 03/01/2040	6,778	6,898
5.650%, 02/01/2037	1,000	1,012
4.800%, 05/15/2033	1,250	1,212
4.550%, 10/01/2044	700	583
4.050%, 06/01/2042	2,400	1,977
4.050%, 10/01/2044	2,065	1,678
3.950%, 03/01/2048	3,000	2,375
3.800%, 12/15/2042	3,030	2,431
3.700%, 12/01/2047	2,181	1,645

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.150%, 10/01/2049	$520	$352
Georgia Power
4.300%, 03/15/2042	7,825	6,496
Idaho Power MTN
5.500%, 03/15/2053	1,665	1,588
4.200%, 03/01/2048	1,605	1,271
Indiana Michigan Power
5.625%, 04/01/2053	1,005	981
4.550%, 03/15/2046	780	649
4.250%, 08/15/2048	1,100	862
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	1,390
International Transmission
4.625%, 08/15/2043	2,525	2,092
Jersey Central Power & Light
6.150%, 06/01/2037	775	784
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,036	3,650
Kentucky Utilities
3.300%, 06/01/2050	710	474
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	1,957
MidAmerican Energy
5.850%, 09/15/2054	1,350	1,381
4.800%, 09/15/2043	5,260	4,670
4.400%, 10/15/2044	2,285	1,907
4.250%, 05/01/2046	1,675	1,368
4.250%, 07/15/2049	1,656	1,343
3.950%, 08/01/2047	600	463
3.650%, 08/01/2048	3,095	2,274
3.150%, 04/15/2050	2,025	1,343
MidAmerican Energy MTN
5.800%, 10/15/2036	635	649
5.750%, 11/01/2035	640	660
Monongahela Power
5.850%, 02/15/2034 (A)	1,390	1,395
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	759
National Rural Utilities Cooperative Finance
4.400%, 11/01/2048	2,235	1,818
4.300%, 03/15/2049	3,643	2,948
4.023%, 11/01/2032	427	383
Nevada Power
6.000%, 03/15/2054	3,325	3,375
5.900%, 05/01/2053	1,160	1,158
Niagara Mohawk Power
5.783%, 09/16/2052 (A)	575	547
4.278%, 10/01/2034 (A)	2,303	2,012
4.119%, 11/28/2042 (A)	2,000	1,534
3.025%, 06/27/2050 (A)	500	303
NiSource
5.800%, 02/01/2042	900	838

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Northern States Power
6.250%, 06/01/2036	$5,255	$5,565
6.200%, 07/01/2037	5,450	5,733
4.500%, 06/01/2052	1,440	1,219
3.600%, 05/15/2046	500	365
3.400%, 08/15/2042	214	159
3.200%, 04/01/2052	870	579
NSTAR Electric
4.950%, 09/15/2052	1,859	1,664
4.550%, 06/01/2052	765	642
3.100%, 06/01/2051	2,625	1,682
Oglethorpe Power
6.200%, 12/01/2053 (A)	600	601
5.375%, 11/01/2040	1,855	1,673
5.250%, 09/01/2050	1,945	1,715
4.500%, 04/01/2047	1,225	979
4.250%, 04/01/2046	1,280	943
4.200%, 12/01/2042	2,895	2,159
Ohio Edison
8.250%, 10/15/2038	655	790
Oklahoma Gas and Electric
5.600%, 04/01/2053	1,305	1,261
Oncor Electric Delivery LLC
5.350%, 10/01/2052	856	815
5.300%, 06/01/2042	439	433
5.250%, 09/30/2040	4,946	4,763
4.950%, 09/15/2052	2,883	2,618
4.600%, 06/01/2052	400	342
4.550%, 12/01/2041	3,840	3,351
4.100%, 11/15/2048	750	591
3.800%, 06/01/2049	4,650	3,481
3.700%, 05/15/2050	1,550	1,143
3.100%, 09/15/2049	75	50
2.700%, 11/15/2051	2,090	1,237
Pacific Gas and Electric
6.750%, 01/15/2053	1,380	1,392
4.500%, 07/01/2040	1,245	987
4.450%, 04/15/2042	1,465	1,105
4.200%, 06/01/2041	505	374
3.750%, 08/15/2042	95	65
PacifiCorp
6.250%, 10/15/2037	3,760	3,748
6.000%, 01/15/2039	4,965	4,842
5.500%, 05/15/2054	4,779	4,147
5.350%, 12/01/2053	1,900	1,610
4.100%, 02/01/2042	1,975	1,488
3.300%, 03/15/2051	820	499
2.900%, 06/15/2052	1,900	1,080
PECO Energy
4.800%, 10/15/2043	1,505	1,308
4.600%, 05/15/2052	1,435	1,237
3.050%, 03/15/2051	1,919	1,239

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pennsylvania Electric
6.150%, 10/01/2038	$100	$99
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,109
3.640%, 11/01/2046	1,300	895
PPL Electric Utilities
5.250%, 05/15/2053	505	480
4.750%, 07/15/2043	2,820	2,483
4.125%, 06/15/2044	3,025	2,446
3.950%, 06/01/2047	2,425	1,901
Public Service Electric and Gas MTN
5.500%, 03/01/2040	1,900	1,859
5.125%, 03/15/2053	885	844
4.150%, 11/01/2045	2,106	1,648
4.050%, 05/01/2048	2,176	1,736
4.000%, 06/01/2044	945	733
3.800%, 03/01/2046	450	346
3.650%, 09/01/2042	1,280	998
3.600%, 12/01/2047	3,805	2,819
3.200%, 08/01/2049	3,255	2,208
Public Service of Colorado
6.500%, 08/01/2038	40	42
6.250%, 09/01/2037	1,245	1,286
4.750%, 08/15/2041	40	34
4.500%, 06/01/2052	3,305	2,663
4.300%, 03/15/2044	1,485	1,199
4.100%, 06/15/2048	475	362
4.050%, 09/15/2049	1,490	1,121
3.950%, 03/15/2043	4,220	3,177
3.200%, 03/01/2050	1,195	782
Public Service of New Hampshire
5.150%, 01/15/2053	425	396
3.600%, 07/01/2049	1,655	1,214
Puget Sound Energy
5.795%, 03/15/2040	130	127
5.448%, 06/01/2053	500	480
4.223%, 06/15/2048	2,470	1,942
2.893%, 09/15/2051	2,315	1,410
San Diego Gas & Electric
6.000%, 06/01/2026	340	348
4.100%, 06/15/2049	1,340	1,029
3.750%, 06/01/2047	2,380	1,756
3.320%, 04/15/2050	4,654	3,101
Sempra
4.000%, 02/01/2048	350	267
Southern California Edison
5.950%, 02/01/2038	280	278
4.650%, 10/01/2043	2,480	2,102
4.125%, 03/01/2048	4,310	3,352
4.050%, 03/15/2042	5,355	4,155
4.000%, 04/01/2047	2,695	2,056

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Southern California Gas
6.350%, 11/15/2052	$1,235	$1,321
5.750%, 06/01/2053	1,550	1,521
4.300%, 01/15/2049	1,245	982
4.125%, 06/01/2048	2,865	2,205
3.750%, 09/15/2042	2,365	1,784
Southern Gas Capital
5.875%, 03/15/2041	100	96
4.400%, 06/01/2043	825	657
4.400%, 05/30/2047	50	39
3.950%, 10/01/2046	800	577
Southwest Gas
3.180%, 08/15/2051	1,065	636
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,222
3.850%, 02/01/2048	3,860	2,706
3.250%, 11/01/2051	800	500
Southwestern Public Service
5.150%, 06/01/2052	440	375
4.500%, 08/15/2041	8,995	7,534
3.700%, 08/15/2047	1,060	752
Tampa Electric
4.350%, 05/15/2044	1,225	969
3.625%, 06/15/2050	1,694	1,176
3.450%, 03/15/2051	850	564
Tucson Electric Power
4.850%, 12/01/2048	1,850	1,563
4.000%, 06/15/2050	235	173
3.250%, 05/01/2051	1,700	1,079
Union Electric
5.450%, 03/15/2053	1,925	1,848
Virginia Electric and Power
8.875%, 11/15/2038	1,982	2,573
6.350%, 11/30/2037	2,475	2,585
5.450%, 04/01/2053	3,350	3,179
4.650%, 08/15/2043	6,145	5,243
4.600%, 12/01/2048	3,855	3,214
4.450%, 02/15/2044	6,800	5,601
4.000%, 01/15/2043	300	237
4.000%, 11/15/2046	1,108	840
2.950%, 11/15/2051	400	248
2.450%, 12/15/2050	540	304
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	1,689
Wisconsin Power & Light
4.100%, 10/15/2044	325	249
3.650%, 04/01/2050	360	253
Wisconsin Public Service
2.850%, 12/01/2051	1,000	607

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Xcel Energy
4.800%, 09/15/2041	$1,907	$1,577

		475,575

Total Corporate Obligations
(Cost $3,053,955) ($ Thousands)		2,568,243

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bills
5.468%, 03/28/2024 (D)	2,685	2,639
5.400%, 12/19/2023 (D)	3,165	3,157
U.S. Treasury Bonds
4.750%, 11/15/2043	7,855	7,914
4.750%, 11/15/2053	9,245	9,610
4.375%, 08/15/2043	39,127	37,397
4.125%, 08/15/2053	77,585	72,554
3.875%, 05/15/2043	33,279	29,660
3.625%, 02/15/2053	1,680	1,433
3.625%, 05/15/2053	5,269	4,498
3.250%, 05/15/2042	37,200	30,452
2.375%, 02/15/2042	7,102	5,059
2.250%, 08/15/2046	2,640	1,731
U.S. Treasury Notes
4.875%, 10/31/2028	235	241
4.625%, 11/15/2026	55	55
4.625%, 09/30/2028	1,470	1,489
4.500%, 11/15/2033	3,820	3,867
4.375%, 11/30/2028	165	166

Total U.S. Treasury Obligations
(Cost $211,614) ($ Thousands)		211,922

MUNICIPAL BONDS — 5.0%
Alabama — 0.0%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
2.650%, 09/01/2037	1,075	819

California — 2.3%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	3,795	4,155
California State University, RB
5.183%, 11/01/2053	2,225	2,089
5.060%, 11/01/2036	440	427
California State University, Ser B, RB
3.899%, 11/01/2047	2,375	1,895
2.719%, 11/01/2052	890	567

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Build America Project, GO
7.625%, 03/01/2040	$2,510	$2,990
7.600%, 11/01/2040	385	463
7.550%, 04/01/2039	1,535	1,837
7.500%, 04/01/2034	7,945	9,295
7.300%, 10/01/2039	10,460	12,042
California State, GO
5.875%, 10/01/2041	1,745	1,758
California State, Health Facilities Financing Authority, RB
4.353%, 06/01/2041	1,975	1,692
3.000%, 08/15/2051	390	290
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	1,255	1,315
Los Angeles County, Metropolitan Transportation Authority, Build America Project, RB
5.735%, 06/01/2039	960	985
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,183
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	558
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,231
Los Angeles, Department of Water & Power, Build America Project, RB
5.716%, 07/01/2039	5,210	5,301
Regents of the University of California Medical Center, RB
4.563%, 05/15/2053	2,395	2,045
Regents of the University of California Medical Center, Ser N, RB
3.256%, 05/15/2060	1,975	1,255
3.006%, 05/15/2050	2,005	1,292
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,061
San Francisco Bay Area, Rapid Transit District, GO
3.000%, 08/01/2049	665	496
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,000	1,041
San Jose, Redevelopment Agency, Ser A-T, TA
3.375%, 08/01/2034	1,250	1,079

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Build America Project, RB
5.946%, 05/15/2045	$4,795	$4,991
University of California, Ser AP, RB
3.931%, 05/15/2045	950	825
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,076	890
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	861

		65,909

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	472

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	1,993	1,977
6.637%, 04/01/2057	135	146

		2,123

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	3,205	3,297

Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	2,890	2,747

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	3,085	3,132
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,482
Massachusetts State, School Building Authority, Sub-Ser A, RB
2.500%, 02/15/2037	1,120	818
Massachusetts State, School Building Authority, Sub-Ser B, RB
3.395%, 10/15/2040	1,000	800

		6,232

Michigan — 0.1%
University of Michigan, Ser C, RB
3.599%, 04/01/2047	2,525	2,080

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	$675	$520

New Jersey — 0.1%
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,460	2,838
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	861

		3,699

New York — 0.9%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	225
4.458%, 10/01/2062	3,160	2,664
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	431
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,382
5.968%, 03/01/2036	570	590
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	750	790
5.882%, 06/15/2044	500	516
5.724%, 06/15/2042	3,720	3,791
5.440%, 06/15/2043	3,000	2,973
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	3,635	3,661
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, Sub-Ser, RB
5.572%, 11/01/2038	2,475	2,460
5.508%, 08/01/2037	1,890	1,858
New York State, Dormitory Authority, Build America Project, RB
5.628%, 03/15/2039	1,385	1,389
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	1,970	1,997
New York State, Urban Development, Ser B, RB
2.590%, 03/15/2035	810	618

		25,345

Ohio — 0.1%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	356

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ohio State University, Build America Project, RB
4.910%, 06/01/2040	$2,265	$2,146
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	789

		3,291

Pennsylvania — 0.1%
Pennsylvania State, Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	2,532

Texas — 0.8%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	2,281
Dallas Fort Worth, International Airport, Ser A, RB
2.994%, 11/01/2038	4,520	3,614
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	325	315
Houston, GO
3.961%, 03/01/2047	1,500	1,251
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	2,220	2,574
San Antonio, Electric & Gas Systems Revenue, Build America Project, RB
5.808%, 02/01/2041	2,800	2,890
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,925	4,011
University of Texas, Board of Regents, Ser B, RB
2.439%, 08/15/2049	2,220	1,358
University of Texas, Build America Project, RB
5.262%, 07/01/2039	4,540	4,471

		22,765

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	429

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Long Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington — 0.1%
Washington State, Build America Project, GO
5.140%, 08/01/2040	$2,495	$2,436

Total Municipal Bonds
(Cost $170,592) ($ Thousands)		144,696

SOVEREIGN DEBT — 0.3%

Chile Government International Bond
3.500%, 01/25/2050	1,630	1,149
3.100%, 05/07/2041	5,640	4,031
Israel Government International Bond
4.125%, 01/17/2048	1,235	932
3.875%, 07/03/2050	3,415	2,460

Total Sovereign Debt
(Cost $11,772) ($ Thousands)		8,572

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	24,201,456	24,201

Total Cash Equivalent
(Cost $24,201) ($ Thousands)		24,201

Total Investments in Securities — 100.7%
(Cost $3,472,134) ($ Thousands)		$2,957,634

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	168	Mar-2024	$34,248	$34,349	$101
U.S. 5-Year Treasury Note	1,185	Mar-2024	126,062	126,619	557
U.S. Long Treasury Bond	41	Mar-2024	4,777	4,774	(3)
U.S. Ultra Long Treasury Bond	577	Mar-2024	70,292	70,971	679
Ultra 10-Year U.S. Treasury Note	176	Mar-2024	19,855	19,979	124
			255,234	256,692	1,458
Short Contracts
U.S. Long Treasury Bond	(147)	Mar-2024	$(17,036)	$(17,116)	$(80)
Ultra 10-Year U.S. Treasury Note	(508)	Mar-2024	(57,394)	(57,666)	(272)
			(74,430)	(74,782)	(352)
			$180,804	$181,910	$1,106

SEI Institutional Investments Trust

A list of the open centrally cleared swap contracts held by the Fund at November 30, 2023, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3.52% FIXED	SOFRRAT	Annually	12/20/2053	USD	2,882	$148	$–	$148

Percentages are based on Net Assets of $2,937,823 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $162,431 ($ Thousands), representing 5.5% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	2,568,243	–	2,568,243
U.S. Treasury Obligations	–	211,922	–	211,922
Municipal Bonds	–	144,696	–	144,696
Sovereign Debt	–	8,572	–	8,572
Cash Equivalent	24,201	–	–	24,201
Total Investments in Securities	24,201	2,933,433	–	2,957,634

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,461	–	–	1,461
Unrealized Depreciation	(355)	–	–	(355)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	148	–	148
Total Other Financial Instruments	1,106	148	–	1,254

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$19,279	$526,926	$(522,004)	$—	$—	$24,201	$547	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Ultra Short Duration Bond Fund

†Percentages based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 35.4%
Automotive — 22.6%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	$1,220	$1,220
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (A)	219	218
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (A)	138	138
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (A)	353	353
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	459	454
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	2,017	1,977
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	1,265	1,182
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	1,034	959
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A3
4.380%, 04/18/2028	1,000	984

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
AmeriCredit Automobile Receivables Trust, Ser 2023-2, Cl A2
6.190%, 04/19/2027	$1,830	$1,834
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (A)	58	58
ARI Fleet Lease Trust, Ser 2021-A, Cl A3
0.680%, 03/15/2030 (A)	875	850
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	220	221
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (A)	555	555
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	430	431
BMW Vehicle Owner Trust, Ser 2023-A, Cl A2A
5.720%, 04/27/2026	530	530
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	335	335
Bridgecrest Lending Auto Securitization, Ser 2023-1, Cl A3
6.510%, 11/15/2027	2,300	2,314
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	304	298
Carmax Auto Owner Trust, Ser 2021-1, Cl B
0.740%, 10/15/2026	300	279
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	220	214
Carmax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	2,898	2,798
Carmax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	502	501
Carmax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	1,100	1,084
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	419	418
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	1,460	1,459
CarMax Auto Owner Trust, Ser 2023-4, Cl A2A
6.080%, 12/15/2026	775	778
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	638	607
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	127	118

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	$276	$256
Carvana Auto Receivables Trust, Ser 2021-N4, Cl A1
0.830%, 09/11/2028	109	107
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	469	470
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (A)	180	180
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (A)	800	802
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	430	415
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/15/2032 (A)	468	464
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.669%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	195	194
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	426	425
Citizens Auto Receivables Trust, Ser 2023-1, Cl A2A
6.130%, 07/15/2026 (A)	1,545	1,546
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	820	821
CPS Auto Receivables Trust, Ser 2022-B, Cl A
2.880%, 06/15/2026 (A)	238	237
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/2026 (A)	280	280
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	286	286
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (A)	174	174
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	549	550
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (A)	292	288

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (A)	$412	$409
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (A)	367	366
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (A)	353	353
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	592	593
Enterprise Fleet Financing LLC, Ser 2020-2, Cl A3
0.650%, 07/20/2026 (A)	1,000	975
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	175	170
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	1,278	1,263
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	64	63
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	285	284
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A1
5.793%, 06/20/2024 (A)	105	105
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	530	528
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	1,805	1,828
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	48	47
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (A)	380	368
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl D
2.580%, 09/15/2025 (A)	216	214
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	63	62
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	210	209
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A2
6.110%, 09/15/2025	348	348

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2023-3A, Cl A3
6.040%, 07/15/2026	$245	$245
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.070%, 12/15/2025	220	220
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	144	138
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	310	305
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	950	950
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (A)	816	800
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	994	999
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (A)	674	663
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (A)	92	91
Flagship Credit Auto Trust, Ser 2022-2, Cl A2
3.280%, 08/15/2025 (A)	87	87
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (A)	313	312
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	535	534
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (A)	605	588
Ford Credit Auto Owner Trust, Ser 2020-REV1, Cl A
2.040%, 08/15/2031 (A)	2,700	2,586
Ford Credit Auto Owner Trust, Ser 2023-B, Cl A2A
5.570%, 06/15/2026	1,050	1,049
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (A)	33	33
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (A)	267	266
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	640	639
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	1,850	1,848

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (A)	$595	$595
GLS Auto Receivables Issuer Trust, Ser 2023-2A, Cl A2
5.700%, 01/15/2027 (A)	202	202
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	575	577
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A3
1.900%, 03/20/2025	489	485
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A4
1.960%, 02/20/2026	1,250	1,226
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A3
4.010%, 09/22/2025	1,600	1,585
GM Financial Automobile Leasing Trust, Ser 2022-3, Cl A4
4.110%, 08/20/2026	350	345
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	579	578
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	1,710	1,708
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A4
0.580%, 01/16/2026	2,000	1,948
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	690	690
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (A)	1,218	1,214
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	714	712
Hyundai Auto Lease Securitization Trust, Ser 2021-C, Cl A4
0.480%, 09/15/2025 (A)	860	854
Hyundai Auto Lease Securitization Trust, Ser 2022-C, Cl A3
4.380%, 10/15/2025 (A)	965	955
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/2025 (A)	189	188
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (A)	1,545	1,549

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust, Ser 2022-A, Cl A3
2.220%, 10/15/2026	$835	$813
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	1,105	1,105
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	176	175
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (A)	560	560
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (A)	355	342
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	600	605
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (A)	329	316
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	410	410
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	1,175	1,178
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	385	375
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (A)	1,665	1,653
Prestige Auto Receivables Trust, Ser 2023-2A, Cl A2
6.240%, 01/15/2027 (A)	1,565	1,568
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (A)	595	593
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	256	256
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	716	718
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	200	195
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl A3
2.980%, 10/15/2026	475	471
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	1,245	1,189

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	$1,550	$1,517
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	292	290
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl B
4.430%, 03/15/2027	705	694
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl A2
5.360%, 05/15/2026	338	337
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	313	313
Santander Drive Auto Receivables Trust, Ser 2023-4, Cl A2
6.180%, 02/16/2027	1,825	1,828
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (A)	1,025	987
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (A)	2,500	2,410
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (A)	2,085	2,092
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (A)	483	483
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (A)	455	455
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (A)	615	616
Toyota Auto Loan Extended Note Trust, Ser 2019-1A, Cl A
2.560%, 11/25/2031 (A)	615	605
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	1,155	1,154
Toyota Lease Owner Trust, Ser 2023-B, Cl A2A
5.730%, 04/20/2026 (A)	1,115	1,116
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (A)	8	8
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (A)	135	134
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025 (A)	26	26

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (A)	$78	$78
USAA Auto Owner Trust, Ser 2022-A, Cl A3
4.860%, 11/16/2026 (A)	400	397
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (A)	410	410
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	1,850	1,854
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (A)	675	649
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (A)	83	83
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl A3
3.750%, 04/15/2026 (A)	500	495
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (A)	355	354
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (A)	800	800
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	985	983
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (A)	2,025	2,026
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	1,035	1,038
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	940	944
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	2,189	2,190
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	820	824
Wheels SPV 2 LLC, Ser 2020-1A, Cl A3
0.620%, 08/20/2029 (A)	213	211
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	191	185
World Omni Auto Receivables Trust, Ser 2023-C, Cl A2A
5.570%, 12/15/2026	1,935	1,933

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	$532	$532
		110,184

Credit Cards — 1.2%

Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	474	461
CARDS II Trust, Ser 2021-1A, Cl A
0.602%, 04/15/2027 (A)	2,400	2,354
Discover Card Execution Note Trust, Ser 2022-A2, Cl A
3.320%, 05/15/2027	635	616
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (A)	675	671
Master Credit Card Trust, Ser 2021-1A, Cl A
0.530%, 11/21/2025 (A)	1,435	1,399
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	525	509
		6,010

Mortgage Related Securities — 0.0%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
4.709%, TSFR1M + 0.794%, 01/25/2035 (B)	40	40

Other Asset-Backed Securities — 11.6%

Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (A)	169	166
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	107	104
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (A)	100	99
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (A)	340	339
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (A)	1,185	1,186
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (A)	160	158
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	186	185

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Apidos CLO XII, Ser 2018-12A, Cl AR
6.736%, TSFR3M + 1.342%, 04/15/2031 (A)(B)	$902	$901
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	262	232
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (A)	81	80
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (A)	244	242
Barings CLO, Ser 2021-2A, Cl AR
6.666%, TSFR3M + 1.272%, 10/15/2033 (A)(B)	1,000	997
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.606%, TSFR3M + 1.212%, 10/15/2030 (A)(B)	941	940
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (A)	491	477
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (A)	232	230
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (A)	93	92
BSPRT Issuer, Ser 2022-FL8, Cl A
6.824%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	825	811
Carbone CLO, Ser 2017-1A, Cl A1
6.817%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	304	304
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
6.634%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	952	949
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.657%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	967	965
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (A)	41	40
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	515	514
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054 (A)(B)	21	21
CIFC Funding, Ser 2017-1A, Cl ARR
6.784%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	697	697
CIFC Funding, Ser 2018-3A, Cl AR
6.528%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	612	610
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	865	862

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	$740	$741
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (A)	1,101	1,044
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (A)	331	327
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (A)	202	201
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (A)	695	695
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (A)	420	421
Dext ABS LLC, Ser 2021-1, Cl A
1.120%, 02/15/2028 (A)	156	152
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	1,075	1,077
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	370	371
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	354	340
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (A)	383	381
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (A)	460	459
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (A)	62	61
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	1,290	1,274
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (A)	815	818
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	870	867
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	892	842
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	475	472
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	450	451
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	349	348
John Deere Owner Trust, Ser 2023-B, Cl A2
5.590%, 06/15/2026	1,055	1,054
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	1,605	1,607

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
KKR CLO 21, Ser 2018-21, Cl A
6.656%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	$737	$734
KKR CLO, Ser 2017-11, Cl AR
6.836%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	652	652
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (A)	5	5
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	1,575	1,573
LCM XXIV, Ser 2021-24A, Cl AR
6.657%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	639	637
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	1,200	1,200
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.674%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	1,613	1,610
Magnetite VIII, Ser 2018-8A, Cl AR2
6.636%, TSFR3M + 1.242%, 04/15/2031 (A)(B)	637	636
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (A)	83	83
Marlette Funding Trust, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (A)	349	348
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (A)	337	336
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (A)	547	547
MF1, Ser 2022-FL8, Cl A
6.683%, TSFR1M + 1.350%, 02/19/2037 (A)(B)	750	735
Midocean Credit CLO V, Ser 2018-5A, Cl B1R
7.258%, TSFR3M + 1.862%, 07/19/2028 (A)(B)	348	347
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (A)	590	576
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	500	469
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	131	125
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	885	885
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	272	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	$697	$627
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	344	296
Neuberger Berman Loan Advisers CLO 26, Ser 2021-26A, Cl AR
6.577%, TSFR3M + 1.182%, 10/18/2030 (A)(B)	1,106	1,103
Neuberger Berman Loan Advisers CLO 31, Ser 2021-31A, Cl AR
6.717%, TSFR3M + 1.302%, 04/20/2031 (A)(B)	595	595
Nyctl Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (A)	199	194
OCP CLO, Ser 2018-5A, Cl A1R
6.721%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	292	292
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R
6.677%, TSFR3M + 1.262%, 03/17/2030 (A)(B)	590	588
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	2,380	2,386
OneMain Financial Issuance Trust, Ser 2018-2A, Cl A
3.570%, 03/14/2033 (A)	341	338
OZLM VII, Ser 2018-7RA, Cl A1R
6.674%, TSFR3M + 1.272%, 07/17/2029 (A)(B)	303	302
OZLM VIII, Ser 2021-8A, Cl A1R3
6.644%, TSFR3M + 1.242%, 10/17/2029 (A)(B)	417	416
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (A)	900	867
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (A)	193	193
RR 24, Ser 2023-24A, Cl A1AR
0.000%, 01/15/2036 (A)(C)	830	830
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (A)	2	2
SCF Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	830	832
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (A)	12	12

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (A)	$738	$737
SOUND POINT CLO XVII, Ser 2021-3A, Cl A1R
6.657%, TSFR3M + 1.242%, 10/20/2030 (A)(B)	588	586
Symphony CLO XVII, Ser 2018-17A, Cl BR
6.856%, TSFR3M + 1.462%, 04/15/2028 (A)(B)	700	698
Symphony CLO XVIII, Ser 2021-18A, Cl X
6.424%, TSFR3M + 1.012%, 07/23/2033 (A)(B)	250	249
Symphony Static CLO I, Ser 2021-1A, Cl A
6.470%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	805	801
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (A)	49	48
Vantage Data Centers Issuer LLC, Ser 2019-1A, Cl A2
3.188%, 07/15/2044 (A)	622	608
Verizon Master Trust, Ser 2021-2, Cl A
0.990%, 04/20/2028	1,250	1,200
Verizon Master Trust, Ser 2022-7, Cl A1A
5.230%, 11/22/2027	1,775	1,769
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	604	605
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.610%, TSFR3M + 1.212%, 06/20/2029 (A)(B)	284	283
Voya CLO, Ser 2017-1A, Cl A1R
6.557%, TSFR3M + 1.162%, 01/18/2029 (A)(B)	213	213
Voya CLO, Ser 2018-2A, Cl A1R
6.610%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	836	833
		56,455

Total Asset-Backed Securities
(Cost $173,095) ($ Thousands)		172,689

CORPORATE OBLIGATIONS — 34.1%
Communication Services — 1.8%
AT&T
5.539%, 02/20/2026	300	300
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026	850	860
4.908%, 07/23/2025	625	615

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint LLC
7.125%, 06/15/2024	$2,895	$2,909
Take-Two Interactive Software
3.300%, 03/28/2024	22	22
Verizon Communications
6.150%, SOFRINDX + 0.790%, 03/20/2026 (B)	670	670
3.500%, 11/01/2024	3,115	3,057
WPP Finance 2010
3.750%, 09/19/2024	475	467

		8,900

Consumer Discretionary — 2.9%
AutoZone
5.050%, 07/15/2026	975	969
3.250%, 04/15/2025	650	630
Daimler Truck Finance North America LLC
6.371%, SOFRRATE + 1.000%, 04/05/2024 (A)(B)	750	751
6.101%, SOFRRATE + 0.750%, 12/13/2024 (A)(B)	1,125	1,124
General Motors Financial
6.111%, SOFRRATE + 0.760%, 03/08/2024 (B)	1,000	1,000
5.996%, SOFRRATE + 0.620%, 10/15/2024 (B)	4,160	4,150
1.200%, 10/15/2024	750	720
Hyatt Hotels
1.800%, 10/01/2024	500	483
Hyundai Capital America
6.250%, 11/03/2025 (A)	500	503
1.000%, 09/17/2024 (A)	2,435	2,344
Nordstrom
2.300%, 04/08/2024	530	522
O'Reilly Automotive
5.750%, 11/20/2026	425	430
Tapestry
7.050%, 11/27/2025	290	294

		13,920

Consumer Staples — 0.8%
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	270	271
CommonSpirit Health
2.760%, 10/01/2024	2,218	2,154
Haleon US Capital LLC
3.024%, 03/24/2024	735	728
JDE Peet's
0.800%, 09/24/2024 (A)	1,000	957

		4,110

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Energy — 4.2%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	$100	$101
Devon Energy
5.250%, 09/15/2024	1,805	1,793
Enbridge
6.027%, SOFRINDX + 0.630%, 02/16/2024 (B)	1,400	1,400
Energy Transfer
5.875%, 01/15/2024	2,545	2,545
4.250%, 04/01/2024	550	547
Kinder Morgan Energy Partners
4.300%, 05/01/2024	2,510	2,490
MPLX
4.875%, 06/01/2025	750	742
Occidental Petroleum
5.875%, 09/01/2025	475	476
ONEOK
5.550%, 11/01/2026	850	856
2.200%, 09/15/2025	675	635
Ovintiv
5.650%, 05/15/2025	500	500
Plains All American Pipeline
3.600%, 11/01/2024	900	882
Plains All American Pipeline/PAA Finance
4.650%, 10/15/2025	400	392
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (A)	1,895	1,871
Western Midstream Operating
3.950%, 06/01/2025	400	388
3.100%, 02/01/2025	475	461
Williams
5.400%, 03/02/2026	1,390	1,389
4.300%, 03/04/2024	2,520	2,510
4.000%, 09/15/2025	500	486

		20,464

Financials — 15.4%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	700	703
American Express
6.338%, SOFRRATE + 1.330%, 10/30/2026 (B)	705	715
Ares Capital
7.000%, 01/15/2027	475	480
Athene Global Funding
6.101%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	1,820	1,816
6.086%, SOFRINDX + 0.715%, 01/07/2025 (A)(B)	800	792

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Banco Santander
3.892%, 05/24/2024	$600	$594
Bank of America
6.074%, SOFRRATE + 0.690%, 04/22/2025 (B)	1,600	1,595
5.650%, 08/18/2025	600	603
Bank of America MTN
6.052%, SOFRRATE + 0.660%, 02/04/2025 (B)	950	948
1.843%, SOFRRATE + 0.670%, 02/04/2025 (B)	3,390	3,363
Bank of Montreal MTN
2.500%, 06/28/2024	2,150	2,113
Bank of New York Mellon MTN
3.650%, 02/04/2024	1,000	996
Bank of Nova Scotia
0.700%, 04/15/2024	1,000	982
Banque Federative du Credit Mutuel
5.896%, 07/13/2026 (A)	475	478
4.935%, 01/26/2026 (A)	350	344
4.524%, 07/13/2025 (A)	475	467
Barclays
3.650%, 03/16/2025	475	462
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)	500	476
BNP Paribas
4.705%, TSFR3M + 2.497%, 01/10/2025 (A)(B)	475	474
BPCE
5.029%, 01/15/2025 (A)	440	434
Brighthouse Financial Global Funding MTN
6.135%, SOFRRATE + 0.760%, 04/12/2024 (A)(B)	1,080	1,077
Canadian Imperial Bank of Commerce
5.615%, 07/17/2026	350	352
Capital One Financial
6.041%, SOFRRATE + 0.690%, 12/06/2024 (B)	800	800
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	244
Charles Schwab
5.875%, 08/24/2026	725	732
Citigroup
3.352%, TSFR3M + 1.158%, 04/24/2025 (B)	3,155	3,121
Citizens Bank
6.064%, SOFRRATE + 1.450%, 10/24/2025 (B)	250	241
5.284%, SOFRRATE + 1.020%, 01/26/2026 (B)	250	239
4.119%, SOFRRATE + 1.395%, 05/23/2025 (B)	400	386

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cooperatieve Rabobank UA MTN
5.500%, 07/18/2025	$600	$601
Corebridge Financial
3.500%, 04/04/2025	385	373
Corebridge Global Funding
5.750%, 07/02/2026 (A)	285	285
Credit Agricole
5.589%, 07/05/2026 (A)	1,095	1,100
5.568%, 02/28/2025 (A)	475	473
Credit Suisse NY
5.780%, SOFRINDX + 0.390%, 02/02/2024 (B)	4,105	4,099
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	450	451
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	575	579
Deutsche Bank NY
6.616%, SOFRRATE + 1.219%, 11/16/2027 (B)	1,100	1,061
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	395	392
GA Global Funding Trust
5.855%, SOFRRATE + 0.500%, 09/13/2024 (A)(B)	2,275	2,253
Goldman Sachs Group
6.083%, SOFRRATE + 0.700%, 01/24/2025 (B)	800	799
5.852%, SOFRRATE + 0.500%, 09/10/2024 (B)	550	548
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	750	751
1.757%, SOFRRATE + 0.730%, 01/24/2025 (B)	4,055	4,028
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	400	412
Huntington National Bank
4.008%, SOFRRATE + 1.205%, 05/16/2025 (B)	345	337
JPMorgan Chase
3.875%, 02/01/2024	1,000	997
3.845%, SOFRRATE + 0.980%, 06/14/2025 (B)	3,880	3,838
Macquarie Group MTN
6.094%, SOFRRATE + 0.710%, 10/14/2025 (A)(B)	825	821
Manufacturers & Traders Trust
5.400%, 11/21/2025	400	394
4.650%, 01/27/2026	590	568
MassMutual Global Funding II
2.750%, 06/22/2024 (A)	1,325	1,303

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
0.550%, 06/07/2024 (A)	$195	$190
Mitsubishi UFJ Financial Group
4.788%, H15T1Y + 1.700%, 07/18/2025 (B)	600	596
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	350	347
3.620%, SOFRRATE + 1.160%, 04/17/2025 (B)	3,845	3,809
Morgan Stanley MTN
3.875%, 04/29/2024	1,000	993
Morgan Stanley Bank
5.479%, 07/16/2025	725	727
National Securities Clearing
5.150%, 05/30/2025 (A)	325	324
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	500	507
0.550%, 01/22/2024 (A)	750	745
NatWest Markets
5.924%, SOFRRATE + 0.530%, 08/12/2024 (A)(B)	1,265	1,262
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	600	605
PNC Financial Services Group
6.615%, SOFRRATE + 1.730%, 10/20/2027 (B)	375	384
Principal Life Global Funding II
5.825%, SOFRRATE + 0.450%, 04/12/2024 (A)(B)	430	430
5.781%, SOFRRATE + 0.380%, 08/23/2024 (A)(B)	900	898
Radian Group
6.625%, 03/15/2025	475	473
4.500%, 10/01/2024	475	465
Royal Bank of Canada MTN
5.200%, 07/20/2026	600	599
Societe Generale
6.430%, SOFRRATE + 1.050%, 01/21/2026 (A)(B)	800	795
4.351%, 06/13/2025 (A)	525	515
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/2025 (A)(B)	400	407
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	450	451
US Bank
2.050%, 01/21/2025	2,380	2,286
Voya Financial
3.650%, 06/15/2026	309	295
Wells Fargo MTN
4.100%, 06/03/2026	650	626

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.406%, TSFR3M + 1.087%, 10/30/2025 (B)	$3,305	$3,197
Wells Fargo Bank
5.550%, 08/01/2025	600	602

		75,018

Health Care — 2.2%
AbbVie
2.600%, 11/21/2024	3,225	3,135
Amgen
5.250%, 03/02/2025	275	274
GE HealthCare Technologies
5.550%, 11/15/2024	3,525	3,516
HCA
5.375%, 02/01/2025	600	597
Illumina
5.800%, 12/12/2025	400	398
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	2,740	2,721

		10,641

Industrials — 1.6%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	500	502
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.650%, 10/29/2024	3,210	3,080
Boeing
1.950%, 02/01/2024	750	745
Carrier Global
5.800%, 11/30/2025 (A)	515	518
DAE Funding LLC MTN
1.550%, 08/01/2024 (A)	965	934
Penske Truck Leasing Lp
5.750%, 05/24/2026 (A)	950	947
Protective Life Global Funding
3.104%, 04/15/2024 (A)	615	609
Regal Rexnord
6.050%, 02/15/2026 (A)	625	624

		7,959

Information Technology — 1.7%
Hewlett Packard Enterprise
5.900%, 10/01/2024	2,660	2,660
Juniper Networks
1.200%, 12/10/2025	700	641
Microchip Technology
0.972%, 02/15/2024	610	604
Sprint LLC
7.625%, 02/15/2025	450	457
TD SYNNEX
1.250%, 08/09/2024	1,375	1,328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VMware
1.000%, 08/15/2024	$2,675	$2,587

		8,277

Materials — 0.3%
Graphic Packaging International LLC
1.512%, 04/15/2026 (A)	650	587
Vulcan Materials
5.800%, 03/01/2026	625	625

		1,212

Real Estate — 0.1%
Crown Castle
1.350%, 07/15/2025	350	326

Utilities — 3.1%
American Electric Power
5.699%, 08/15/2025	450	450
CenterPoint Energy
6.044%, SOFRINDX + 0.650%, 05/13/2024 (B)	625	625
Dominion Energy
3.071%, 08/15/2024 (D)	650	637
Edison International
4.950%, 04/15/2025	275	271
3.550%, 11/15/2024	375	366
Eversource Energy
3.350%, 03/15/2026	650	619
Jersey Central Power & Light
4.700%, 04/01/2024 (A)	475	473
Mississippi Power
5.666%, SOFRRATE + 0.300%, 06/28/2024 (B)	740	739
Monongahela Power
4.100%, 04/15/2024 (A)	600	595
NextEra Energy Capital Holdings
6.051%, 03/01/2025	255	256
5.749%, 09/01/2025	480	480
4.255%, 09/01/2024	3,100	3,063
NSTAR Electric
3.250%, 11/15/2025	650	625
Oncor Electric Delivery LLC
2.750%, 06/01/2024	2,475	2,440
Pacific Gas and Electric
3.250%, 02/16/2024	625	621
Pennsylvania Electric
4.150%, 04/15/2025 (A)	330	322
Sempra
5.400%, 08/01/2026	740	741
Southern California Edison
6.197%, SOFRINDX + 0.830%, 04/01/2024 (B)	1,215	1,215

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.200%, 02/01/2026	$300	$275
Tampa Electric
3.875%, 07/12/2024	475	469

		15,282

Total Corporate Obligations
(Cost $166,538) ($ Thousands)		166,109

MORTGAGE-BACKED SECURITIES — 16.3%
Agency Mortgage-Backed Obligations — 6.4%
FHLMC
5.125%, 01/27/2025	2,115	2,105
5.080%, 10/25/2024	1,950	1,943
4.050%, 07/21/2025 to 08/28/2025	3,540	3,480
4.000%, 12/30/2024 to 02/28/2025	3,595	3,546
2.250%, 03/25/2025	2,150	2,071
FHLMC ARM
5.298%, H15T1Y + 2.106%, 02/01/2030(B)	3	3
FHLMC CMO, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	1,773	1,739
FHLMC CMO, Ser 2012-4030, Cl AN
1.750%, 04/15/2027	139	134
FHLMC CMO, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	56	55
FHLMC CMO, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	61	59
FHLMC CMO, Ser 2018-4783, Cl BV
4.000%, 03/15/2037	1,256	1,225
FHLMC CMO, Ser 2018-4818, Cl BD
3.500%, 03/15/2045	190	185
FHLMC CMO, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	613	599
FHLMC Multifamily Structured Pass Through Certificates, Ser K043, Cl A2
3.062%, 12/25/2024	987	963
FHLMC Multifamily Structured Pass Through Certificates, Ser K727, Cl A2
2.946%, 07/25/2024	1,087	1,070
FHLMC Multifamily Structured Pass Through Certificates, Ser K728, Cl A2
3.064%, 08/25/2024(B)	850	834
FHLMC Multifamily Structured Pass Through Certificates, Ser K732, Cl A2
3.700%, 05/25/2025	1,404	1,372
FHLMC Multifamily Structured Pass Through Certificates, Ser K733, Cl A2
3.750%, 08/25/2025	2,048	1,997

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser KBX1, Cl A2
2.920%, 01/25/2026	$980	$947
FHLMC Multifamily Structured Pass Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	300	289
FHLMC Multifamily Structured Pass Through Certificates, Ser KW07, Cl A1
3.600%, 07/25/2028	968	940
FHLMC Multifamily Structured Pass-Through Certificates, Ser KIR1, Cl A1
2.446%, 03/25/2026	388	374
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	705	679
FNMA
6.000%, 01/01/2027 to 04/01/2040	70	72
5.000%, 07/01/2024	–	–
3.500%, 11/01/2034	435	425
3.000%, 10/01/2030	206	196
2.885%, 01/01/2025	268	261
FNMA ARM
5.128%, RFUCCT6M + 1.863%, 09/01/2024(B)	1	2
5.038%, RFUCCT6M + 1.818%, 09/01/2024(B)	–	–
4.465%, H15T1Y + 2.215%, 01/01/2029(B)	3	3
FNMA CMO, Ser 2001-33, Cl FA
5.893%, SOFR30A + 0.564%, 07/25/2031(B)	3	3
FNMA CMO, Ser 2002-64, Cl FG
5.690%, SOFR30A + 0.364%, 10/18/2032(B)	–	–
FNMA CMO, Ser 2011-99, Cl KB
3.500%, 10/25/2026	792	775
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	139	128
FNMA CMO, Ser 2013-97, Cl KA
3.000%, 11/25/2031	10	10
FNMA CMO, Ser 2016-99, Cl H
3.000%, 08/25/2043	421	406
FNMA CMO, Ser 2022-77, Cl CA
5.000%, 04/25/2039	620	612
FNMA, Ser 2014-M9, Cl A2
3.103%, 07/25/2024(B)	922	906
FNMA, Ser 2015-M13, Cl A2
2.789%, 06/25/2025(B)	385	371
FNMA, Ser 2017-M13, Cl FA
5.836%, SOFR30A + 0.514%, 10/25/2024(B)	43	43

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FREMF 2015-K49 Mortgage Trust, Ser 2015-K49, Cl B
3.848%, 10/25/2048(A)(B)	$375	$361
FREMF Mortgage Trust, Ser 2014-K37, Cl B
4.754%, 01/25/2047(A)(B)	125	124
GNMA CMO, Ser 2015-56, Cl LB
1.500%, 04/16/2040	19	19

		31,326
Non-Agency Mortgage-Backed Obligations — 9.9%
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	28	26
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	208	189
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	273	249
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	146	135
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	203	183
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	539	449
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	441	359
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	766	631
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	128	116
Bank of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	249	241
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
5.220%, 07/25/2035(B)	31	28
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.227%, 11/25/2035(B)	5	5
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	161	155
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	295	285
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
4.876%, 06/25/2035(B)	14	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
5.661%, 08/25/2035(B)	$35	$32
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	285	269
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.430%, 09/15/2054(B)	712	701
BPR Trust, Ser 2021-TY, Cl A
6.488%, TSFR1M + 1.164%, 09/15/2038(A)(B)	1,000	966
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	104	98
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	223	194
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	168	154
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	365	320
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	104	99
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033(A)	138	134
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
6.517%, TSFR1M + 1.194%, 10/15/2036(A)(B)	977	970
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.357%, TSFR1M + 1.034%, 10/15/2036(A)(B)	621	619
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.090%, TSFR1M + 0.767%, 05/15/2038(A)(B)	775	760
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.137%, TSFR1M + 0.814%, 09/15/2036(A)(B)	540	524
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B
6.388%, TSFR1M + 1.064%, 01/15/2034(A)(B)	475	466
BX Trust, Ser 2021-LGCY, Cl A
5.944%, TSFR1M + 0.620%, 10/15/2036(A)(B)	1,200	1,162

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser 2022-LBA6, Cl A
6.323%, TSFR1M + 1.000%, 01/15/2039(A)(B)	$670	$654
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	516	497
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.528%, SOFR30A + 1.200%, 02/25/2050(A)(B)	449	419
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.997%, TSFR1M + 0.654%, 02/25/2035(B)	7	6
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	645	633
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	333	326
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	103	100
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(A)	625	624
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.655%, 09/25/2034(B)	9	7
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.533%, 03/25/2036(B)	47	36
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.054%, 02/25/2058(A)(B)	146	140
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	284	245
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065(A)(B)	10	10
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	151	133
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	64	60
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	396	309
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	530	414

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	$167	$143
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	893	695
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	791	642
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065(A)(B)	427	354
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	714	578
CSMC Trust, Ser 2019-AFC1, Cl A1
3.573%, 07/25/2049(A)(D)	556	508
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	438	332
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065(A)(B)	447	372
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	702	572
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	120	108
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	167	136
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	54	47
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	90	74
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	289	224
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.139%, TSFR1M + 0.815%, 11/15/2038(A)(B)	1,059	1,036
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.818%, TSFR1M + 1.494%, 07/15/2038(A)(B)	469	460
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.343%, SOFR30A + 6.014%, 10/25/2028(B)	275	292
FREMF Mortgage Trust, Ser 2014-K37, Cl C
4.754%, 01/25/2047(A)(B)	500	497

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(A)(D)	$103	$93
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	535	488
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	328	262
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	439	353
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	1,242	961
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.648%, 11/19/2035(B)	88	75
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	173	167
GS Mortgage Securities Trust, Ser 2017-GS8, Cl AAB
3.313%, 11/10/2050	383	367
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
5.097%, 07/25/2035(B)	95	50
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.681%, 05/25/2037(B)	78	42
Impac CMB Trust, Ser 2004-9, Cl 1A1
6.217%, TSFR1M + 0.874%, 01/25/2035(B)	15	13
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.977%, TSFR1M + 0.634%, 04/25/2035(B)	19	17
Impac CMB Trust, Ser 2005-3, Cl A1
5.937%, TSFR1M + 0.594%, 08/25/2035(B)	22	19
Impac CMB Trust, Ser 2005-5, Cl A1
6.097%, TSFR1M + 0.434%, 08/25/2035(B)	14	13
Impac CMB Trust, Ser 2005-8, Cl 1A
5.977%, TSFR1M + 0.634%, 02/25/2036(B)	45	40
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	595	482
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	404	312
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	412	333
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	113	110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
5.049%, 08/25/2035(B)	$18	$15
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.144%, 05/25/2037(B)	41	35
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.751%, 10/25/2029(A)(B)	937	886
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.207%, TSFR1M + 0.864%, 04/25/2046(A)(B)	129	123
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
6.628%, SOFR30A + 1.300%, 03/25/2051(A)(B)	867	817
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
6.319%, TSFR1M + 0.996%, 05/15/2036(A)(B)	290	289
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	533	517
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
4.033%, 06/25/2037(B)	56	34
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	88	81
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	85	78
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	106	94
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	218	199
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	337	279
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.538%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,891	1,861
MHP, Ser 2021-STOR, Cl A
6.138%, TSFR1M + 0.814%, 07/15/2038(A)(B)	325	319
MHP, Ser 2022-MHIL, Cl A
6.138%, TSFR1M + 0.815%, 01/15/2027(A)(B)	356	347
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	453	443
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	55	53

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1
3.500%, 05/25/2058(A)(B)	$114	$112
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	1,609	1,536
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	255	235
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	99	97
Morgan Stanley Capital I Trust, Ser 2016-UB12, Cl ASB
3.436%, 12/15/2049	741	713
Morgan Stanley Capital I Trust, Ser 2018-H3, Cl ASB
4.120%, 07/15/2051	271	262
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	1,000	985
MortgageIT Trust, Ser 2005-5, Cl A1
5.977%, TSFR1M + 0.634%, 12/25/2035(B)	38	37
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	130	121
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	313	292
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.877%, 09/25/2057(A)(B)	135	124
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	55	50
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060(A)(B)	253	225
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	101	94
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	126	113
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	638	516
OBX Trust, Ser 2018-1, Cl A2
6.107%, TSFR1M + 0.764%, 06/25/2057(A)(B)	23	22
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	606	453

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Paragon Mortgages, Ser 2006-12A, Cl A2C
5.861%, TSFR3M + 0.220%, 11/15/2038(A)(B)	$58	$56
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(D)	216	190
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1
4.911%, 07/27/2037(B)	59	43
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	39	36
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.986%, TSFR1M + 0.540%, 01/20/2035(B)	6	6
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	10	10
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	895	684
SREIT Trust, Ser 2021-MFP, Cl B
6.517%, TSFR1M + 1.194%, 11/15/2038(A)(B)	900	881
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	289	252
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	18	17
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	56	52
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	145	129
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	534	422
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	368	310
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	44	44
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	15	15
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	244	231
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.512%, TSFR1M + 0.714%, 02/25/2057(A)(B)	113	114

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	$69	$66
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	279	268
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
6.457%, TSFR1M + 1.114%, 10/25/2059(A)(B)	204	204
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	652	608
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	46	46
TTAN, Ser 2021-MHC, Cl B
6.538%, TSFR1M + 1.214%, 03/15/2038(A)(B)	601	587
UBS Commercial Mortgage Trust, Ser 2017-C3, Cl ASB
3.215%, 08/15/2050	188	180
UBS Commercial Mortgage Trust, Ser 2017-C4, Cl ASB
3.366%, 10/15/2050	637	613
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	196	188
Verus Securitization Trust, Ser 2019-4, Cl A1
3.642%, 11/25/2059(A)(D)	56	53
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	74	71
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(A)(D)	25	24
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(A)(D)	121	113
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	305	256
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	234	196
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	315	263
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	339	304
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	452	391
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	274	242

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.837%, 03/25/2036(B)	$64	$56
Wells Fargo Commercial Mortgage Trust 2016-NXS6, Ser 2016-NXS6, Cl ASB
2.827%, 11/15/2049	340	330
Wells Fargo Commercial Mortgage Trust 2017-C39, Ser 2017-C39, Cl ASB
3.212%, 09/15/2050	370	355
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	170	165
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	241	235
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	117	113

		48,288
Total Mortgage-Backed Securities
(Cost $84,376) ($ Thousands)		79,614

U.S. TREASURY OBLIGATIONS — 7.4%
U.S. Treasury Bills
5.441%, 02/22/2024 (E)	2,850	2,816
5.414%, 05/16/2024 (E)	2,000	1,952
5.410%, 12/26/2023 (E)	1,000	996
5.400%, 12/19/2023 (E)	2,475	2,469
U.S. Treasury Notes
2.000%, 04/30/2024	4,525	4,463
1.750%, 12/31/2024	3,325	3,207
0.375%, 04/15/2024	14,500	14,239
0.250%, 06/15/2024	6,000	5,841

Total U.S. Treasury Obligations
(Cost $36,032) ($ Thousands)		35,983

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.4%
FHLB
5.620%, 07/30/2024	3,000	2,999
5.550%, 07/19/2024	1,475	1,474
5.460%, 07/19/2024	1,475	1,474
5.300%, 05/22/2024	850	849
5.300%, 05/28/2024	850	849
FHLMC
5.750%, 08/28/2025	3,750	3,748
5.300%, 01/27/2026	1,900	1,891
4.320%, 03/21/2025	2,450	2,419

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
FNMA
5.505%, 07/26/2024	$3,550	$3,546
3.875%, 08/28/2024	2,225	2,202

Total U.S. Government Agency Obligations
(Cost $21,516) ($ Thousands)		21,451

MUNICIPAL BONDS — 1.1%
Florida — 0.2%
County of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.504%, 10/01/2024	795	776

Illinois — 0.1%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	145	145
Illinois Finance Authority, RB
6.535%, 07/01/2024	305	305

		450

South Carolina — 0.5%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023 (F)	2,470	2,470

Texas — 0.3%
City of San Antonio Texas, GO
5.635%, 02/01/2026	1,650	1,657

Total Municipal Bonds
(Cost $5,346) ($ Thousands)		5,353

COMMERCIAL PAPER — 0.5%
Australia & New Zealand Banking Group
5.619%, 12/12/2023 (E)	2,150	2,146

Total Commercial Paper
(Cost $2,147) ($ Thousands)		2,146

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	2,598,183	$2,598

Total Cash Equivalent
(Cost $2,598) ($ Thousands)		2,598

	Face Amount (Thousands)
REPURCHASE AGREEMENTS(G) — 0.6%
Barclays
5.300%, dated 11/30/2023 to be repurchased on 12/01/2023, repurchase price $1,400,207 (collateralized by U.S. Government Agency, par value $1,536,100, 1.875%, 02/28/2027, with a total market value of $1,428,085)	$1,400	1,400
BNP Paribas
5.300%, dated 11/30/2023 to be repurchased on 12/01/2023, repurchase price $1,300,191 (collateralized by various U.S. Government Agencies, par values $1,057 - $1,542,876, 2.800% - 7.835%, 05/01/2033 - 10/20/2063, with a total market value of $1,326,000)	1,300	1,300

Total Repurchase Agreements
(Cost $2,700) ($ Thousands)		2,700

Total Investments in Securities — 100.3%
(Cost $494,348) ($ Thousands)		$488,643

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	34	Mar-2024	$6,927	$6,951	$24

Short Contracts
U.S. 5-Year Treasury Note	(23)	Mar-2024	$(2,440)	$(2,458)	$(18)
U.S. 10-Year Treasury Note	(42)	Mar-2024	(4,586)	(4,611)	(25)
			(7,026)	(7,069)	(43)
			$(99)	$(118)	$(19)

SEI Institutional Investments Trust

Percentages are based on Net Assets of $487,283 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $188,995 ($ Thousands), representing 38.8% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Interest rate represents the security's effective yield at the time of purchase.
(F)	Security is escrowed to maturity.
(G)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Asset-Backed Securities	–	172,689	–	172,689
Corporate Obligations	–	166,109	–	166,109
Mortgage-Backed Securities	–	79,614	–	79,614
U.S. Treasury Obligations	–	35,983	–	35,983
U.S. Government Agency Obligations	–	21,451	–	21,451
Municipal Bonds	–	5,353	–	5,353
Commercial Paper	–	2,146	–	2,146
Cash Equivalent	2,598	–	–	2,598
Repurchase Agreements	–	2,700	–	2,700
Total Investments in Securities	2,598	486,045	–	488,643

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	24	–	–	24
Unrealized Depreciation	(43)	–	–	(43)
Total Other Financial Instruments	(19)	–	–	(19)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,166	$175,811	$(174,379)	$—	$—	$2,598	$130	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 93.8%
Angola — 0.8%
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		$3,080	$2,841
Angolan Government International Bond
9.375%, 05/08/2048		5,833	4,505
8.750%, 04/14/2032		5,625	4,697
8.750%, 04/14/2032 (A)		516	431
8.250%, 05/09/2028		1,346	1,193
8.250%, 05/09/2028 (A)		430	381
Angolan Government International Bond MTN
9.125%, 11/26/2049		254	192
8.000%, 11/26/2029		207	174
			14,414

Argentina — 1.1%
Argentine Republic Government International Bond
4.250%, 07/09/2024 (B)		2,450	899
3.625%, 07/09/2024 (B)		21,167	6,829
3.500%, 07/09/2041 (B)		9,290	3,027
1.000%, 07/09/2029		2,652	955
0.750%, 07/09/2027 (B)		9,957	3,693
0.500%, 07/09/2029	EUR	13	4
Provincia de Buenos Aires MTN
6.375%, 09/01/2024 (B)		$7,823	2,848
4.000%, 09/01/2024 (B)	EUR	977	235
Provincia de Cordoba
6.875%, 12/10/2025 (A)(B)		$601	541
			19,031

Armenia — 0.1%
Armenia International Bond
3.950%, 09/26/2029		250	209
3.600%, 02/02/2031		2,392	1,860
			2,069

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Austrailia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		$323	$272

Azerbaijan — 0.8%
Azerbaijan International Bond
5.125%, 09/01/2029		2,042	1,944
Republic of Azerbaijan International Bond
3.500%, 09/01/2032 (A)		801	666
3.500%, 09/01/2032		770	640
Southern Gas Corridor CJSC
6.875%, 03/24/2026		5,959	5,987
6.875%, 03/24/2026 (A)		512	514
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		3,231	3,259
6.950%, 03/18/2030		540	545
			13,555

Bahamas — 0.1%
Bahamas Government International Bond
8.950%, 10/15/2032		1,200	1,068
6.000%, 11/21/2028		1,170	993
			2,061

Bahrain — 1.0%
Bahrain Government International Bond
7.750%, 04/18/2035 (A)		1,181	1,207
5.450%, 09/16/2032		2,564	2,292
Bahrain Government International Bond MTN
6.250%, 01/25/2051		10,800	8,563
4.250%, 01/25/2028		1,855	1,718
CBB International Sukuk Programme WLL
3.875%, 05/18/2029 (A)		1,359	1,202
3.875%, 05/18/2029		768	680
Oil and Gas Holding BSCC
8.375%, 11/07/2028 (A)		810	871
8.375%, 11/07/2028		600	645
			17,178

Benin — 0.1%
Benin Government International Bond
6.875%, 01/19/2052	EUR	115	91
4.950%, 01/22/2035		1,321	1,063
4.875%, 01/19/2032		156	134
			1,288

Bermuda — 0.1%
Bermuda Government International Bond
5.000%, 07/15/2032		$592	560
4.750%, 02/15/2029		1,374	1,319
3.717%, 01/25/2027		393	371
2.375%, 08/20/2030		306	250
			2,500

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bolivia — 0.0%
Bolivian Government International Bond
4.500%, 03/20/2028		$883	$424

Brazil — 6.6%
Brazil Letras do Tesouro Nacional
0.000%, 01/01/2025 (C)	BRL	89,525	16,313
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$1,100	1,067
5.333%, 02/15/2028		645	626
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	435	381
6.000%, 08/15/2050		855	745
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2025		78,104	15,774
10.000%, 01/01/2027		108,157	21,825
10.000%, 01/01/2029		107,959	21,419
10.000%, 01/01/2031		26,378	5,151
Brazil Notas do Tesouro Nacional Serie B
6.000%, 05/15/2035		390	340
Brazil Notas do Tesouro Nacional Serie F
10.000%, 01/01/2033		51,065	9,844
Brazilian Government International Bond
6.250%, 03/18/2031		$3,370	3,421
6.000%, 10/20/2033		1,929	1,877
5.625%, 02/21/2047		1,390	1,146
5.000%, 01/27/2045		2,628	2,022
4.750%, 01/14/2050		7,703	5,563
4.250%, 01/07/2025		1,455	1,431
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		232	204
CSN Inova Ventures
6.750%, 01/28/2028 (A)		200	189
CSN Resources (A)
8.875%, 12/05/2030		583	583
4.625%, 06/10/2031		804	636
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		1,298	990
7.250%, 06/30/2031		406	309
MV24 Capital BV
6.748%, 06/01/2034 (A)		540	486
Nexa Resources
5.375%, 05/04/2027 (A)		4,041	3,809
Suzano Austria GmbH
7.000%, 03/16/2047 (A)		572	574
6.000%, 01/15/2029		406	402
5.000%, 01/15/2030		687	647
			117,774

Cameroon — 0.1%
Cameroon International Bond
5.950%, 07/07/2032	EUR	1,413	1,064

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Cayman Islands — 0.1%
Neon Capital MTN
2.216%, 01/06/2028 (D)(E)	JPY	257,369	$1,567

Chile — 2.6%
ALFA Desarrollo SPA
4.550%, 09/27/2051 (A)		$352	253
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,691	1,568
Bonos de la Tesoreria de la Republica
3.400%, 10/01/2039 (A)	CLP	2,649,762	3,340
2.000%, 03/01/2035		146,100	159
1.900%, 09/01/2030		2,125,875	2,339
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		516,535	656
6.000%, 04/01/2033 (A)		1,050,000	1,238
5.800%, 10/01/2034 (A)		3,825,000	4,443
5.000%, 10/01/2028 (A)		1,400,000	1,577
5.000%, 03/01/2035		405,000	443
4.700%, 09/01/2030 (A)		1,325,000	1,441
4.500%, 03/01/2026		1,445,000	1,628
2.800%, 10/01/2033 (A)		625,000	567
Cencosud
4.375%, 07/17/2027 (A)		$2,283	2,144
Chile Government International Bond
4.950%, 01/05/2036		8,560	8,132
4.000%, 01/31/2052		625	479
3.860%, 06/21/2047		785	602
3.500%, 01/31/2034		2,787	2,390
3.250%, 09/21/2071		1,710	1,043
3.100%, 05/07/2041		997	712
3.100%, 01/22/2061		3,846	2,353
2.550%, 01/27/2032		559	464
2.450%, 01/31/2031		273	230
1.875%, 05/27/2030	EUR	230	221
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		$500	315
3.068%, 08/18/2050		300	171
Empresa Nacional del Petroleo
6.150%, 05/10/2033 (A)		218	211
4.500%, 09/14/2047		350	246
3.450%, 09/16/2031 (A)		504	409
Nacional del Cobre de Chile (A)
5.950%, 01/08/2034		4,971	4,868
5.125%, 02/02/2033		403	375
3.750%, 01/15/2031		234	204
3.700%, 01/30/2050		469	310
			45,531

China — 3.0%
Alibaba Group Holding Ltd
3.250%, 02/09/2061		208	120

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
China Government Bond
3.810%, 09/14/2050	CNY	7,400	$1,179
3.720%, 04/12/2051		2,400	378
3.530%, 10/18/2051		13,060	1,995
3.280%, 12/03/2027		18,800	2,723
3.270%, 11/19/2030		9,100	1,335
3.190%, 04/15/2053		6,730	977
3.120%, 10/25/2052		14,570	2,074
3.010%, 05/13/2028		2,000	286
2.910%, 10/14/2028		5,000	712
2.890%, 11/18/2031		3,000	428
2.880%, 02/25/2033		64,420	9,210
2.800%, 03/24/2029		4,700	665
2.800%, 03/25/2030		30,960	4,373
2.790%, 12/15/2029		4,500	636
2.790%, 12/15/2029		2,000	283
2.750%, 06/15/2029		5,000	706
2.690%, 08/12/2026		6,000	846
2.670%, 05/25/2033		9,700	1,356
2.640%, 01/15/2028		84,800	11,915
2.620%, 09/25/2029		4,000	560
2.620%, 06/25/2030		11,000	1,539
2.600%, 09/15/2030		3,000	419
2.600%, 09/01/2032		3,300	460
China Government International Bond
1.950%, 12/03/2024		$4,731	4,585
1.250%, 10/26/2026 (A)		843	766
1.250%, 10/26/2026		200	182
0.750%, 10/26/2024		572	550
0.550%, 10/21/2025		428	395
Dianjian Haiyu Ltd
4.300% (D)(F)		205	203
Meituan
3.050%, 10/28/2030		238	194
Powerchina Roadbridge Group British Virgin Islands
3.080% (D)(F)		423	396
Shimao Group Holdings
5.600%, 07/15/2026 (G)		2,542	83
5.200%, 01/30/2025 (G)		2,111	79
Tencent Holdings MTN
3.240%, 06/03/2050 (A)		620	382
			52,990

Colombia — 6.0%
AI Candelaria Spain (A)
7.500%, 12/15/2028		503	472
5.750%, 06/15/2033		1,280	949
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	1,853
9.850%, 06/28/2027		994,000	233
8.750%, 11/14/2053		$3,015	3,203
8.000%, 04/20/2033		4,004	4,159

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.000%, 11/14/2035		$521	$538
7.500%, 02/02/2034		4,351	4,349
6.125%, 01/18/2041		5,826	4,843
5.625%, 02/26/2044		1,555	1,190
5.200%, 05/15/2049		3,449	2,444
5.000%, 06/15/2045		8,708	6,159
4.500%, 03/15/2029		1,032	924
4.125%, 02/22/2042		1,278	832
3.000%, 01/30/2030		1,924	1,542
Colombian TES
13.250%, 02/09/2033	COP	16,767,200	4,693
10.000%, 07/24/2024		6,857,200	1,691
9.250%, 05/28/2042		19,270,300	4,022
7.750%, 09/18/2030		14,954,300	3,243
7.500%, 08/26/2026		29,835,100	6,930
7.250%, 10/18/2034		38,737,400	7,388
7.250%, 10/26/2050		6,253,600	1,036
7.000%, 03/26/2031		25,732,400	5,247
7.000%, 03/26/2031		1,757,100	358
7.000%, 06/30/2032		47,855,500	9,400
6.250%, 11/26/2025		6,321,100	1,461
6.250%, 07/09/2036		3,903,100	655
6.000%, 04/28/2028		73,832,900	15,629
5.750%, 11/03/2027		27,706,500	5,906
Ecopetrol
8.875%, 01/13/2033		$520	536
6.875%, 04/29/2030		686	654
5.875%, 11/02/2051		2,004	1,372
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	4,600,000	926
7.625%, 09/10/2024		2,224,000	522
7.625%, 09/10/2024		1,827,000	429
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	331
7.875%, 08/12/2024		1,095,000	257
Grupo Aval
4.375%, 02/04/2030 (A)		$1,083	857
			107,233

Costa Rica — 0.7%
Costa Rica Government International Bond
7.300%, 11/13/2054 (A)		6,232	6,365
7.000%, 04/04/2044		420	421
7.000%, 04/04/2044		250	251
6.550%, 04/03/2034		2,302	2,316
6.550%, 04/03/2034 (A)		2,409	2,424
			11,777

Côte d'Ivoire — 0.6%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	2,734	2,360
6.625%, 03/22/2048		3,844	3,130
6.625%, 03/22/2048		883	719

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.125%, 06/15/2033		$904	$793
5.875%, 10/17/2031 (A)	EUR	198	187
5.250%, 03/22/2030		2,571	2,452
4.875%, 01/30/2032		1,085	960
			10,601

Czechia — 2.0%
Czech Republic Government Bond
6.200%, 06/16/2031	CZK	18,270	918
6.000%, 02/26/2026		18,550	859
5.500%, 12/12/2028		41,220	1,952
5.000%, 09/30/2030		21,400	1,000
4.900%, 04/14/2034		9,660	455
4.200%, 12/04/2036		12,390	548
3.500%, 05/30/2035		16,940	705
2.750%, 07/23/2029		58,230	2,408
2.500%, 08/25/2028		193,090	7,998
2.400%, 09/17/2025		18,270	784
2.000%, 10/13/2033		180,500	6,616
1.950%, 07/30/2037		7,800	265
1.750%, 06/23/2032		39,200	1,445
1.500%, 04/24/2040		8,730	261
1.200%, 03/13/2031		67,440	2,448
1.000%, 06/26/2026		77,590	3,186
0.950%, 05/15/2030		47,180	1,724
0.250%, 02/10/2027		29,920	1,178
0.050%, 11/29/2029		15,750	551
			35,301

Dominican Republic — 1.8%
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	405,090	7,328
Dominican Republic International Bond
13.625%, 02/03/2033 (A)		9,000	181
11.250%, 09/15/2035 (A)		46,950	826
9.750%, 06/05/2026		24,700	430
7.050%, 02/03/2031		$7,739	7,797
6.850%, 01/27/2045		5,006	4,633
6.500%, 02/15/2048		6,323	5,627
6.400%, 06/05/2049		750	660
6.000%, 02/22/2033		903	841
5.875%, 01/30/2060		4,838	3,882
			32,205

Ecuador — 0.9%
Ecuador Government International Bond
6.000%, 07/31/2024 (A)(B)		4,634	2,132
6.000%, 07/31/2024 (B)		7,203	3,314
3.500%, 07/31/2024 (A)(B)		3,646	1,275
3.500%, 07/31/2024 (B)		21,997	7,694
2.500%, 07/31/2024 (B)		2,180	676
2.500%, 07/31/2024 (A)(B)		1,527	474
0.000%, 07/31/2030 (A)(C)		949	259

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.000%, 07/31/2030 (C)		$175	$48
			15,872

Egypt — 1.2%
Egypt Government Bond
14.664%, 10/06/2030	EGP	7,247	152
Egypt Government International Bond
8.875%, 05/29/2050		$5,775	3,347
8.700%, 03/01/2049 (A)		254	145
8.500%, 01/31/2047		5,044	2,878
7.625%, 05/29/2032		7,232	4,592
5.800%, 09/30/2027		1,230	878
Egypt Government International Bond MTN
7.500%, 02/16/2061 (A)		625	339
7.300%, 09/30/2033		1,544	942
6.375%, 04/11/2031 (A)	EUR	2,822	1,832
6.375%, 04/11/2031		2,820	1,830
5.800%, 09/30/2027 (A)		$2,316	1,653
5.625%, 04/16/2030	EUR	1,081	705
4.750%, 04/11/2025		633	608
4.750%, 04/16/2026		1,027	870
4.750%, 04/16/2026 (A)		664	562
3.875%, 02/16/2026 (A)		$468	363
			21,696

El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		9,893	7,758
8.250%, 04/10/2032		1,006	825
7.650%, 06/15/2035		563	417
7.125%, 01/20/2050		1,500	1,001
6.375%, 01/18/2027 (A)		396	334
			10,335

Ethiopia — 0.2%
Ethiopia International Bond
6.625%, 12/11/2024		1,521	928
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		3,145	1,918
			2,846

Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031 (A)		930	726
7.000%, 11/24/2031		233	182
6.950%, 06/16/2025 (A)		588	539
6.375%, 12/12/2024 (A)		466	438
			1,885

Ghana — 0.8%
Ghana Government International Bond
10.750%, 10/14/2030		6,925	4,275
10.750%, 10/14/2030 (A)		976	603
8.950%, 03/26/2051		2,983	1,264
8.875%, 05/07/2042		2,156	908

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.750%, 03/11/2061		$1,039	$440
8.627%, 06/16/2049		902	378
8.625%, 04/07/2034		5,135	2,193
7.875%, 02/11/2035		2,047	877
7.750%, 04/07/2029		1,321	565
7.625%, 05/16/2029		2,012	858
6.375%, 02/11/2027		403	175
Republic of Ghana Government Bonds
10.000%, 02/02/2038	GHS	681	15
9.850%, 02/03/2037		676	15
9.700%, 02/05/2036		676	15
9.550%, 02/06/2035		676	16
9.400%, 02/07/2034		676	16
9.250%, 02/08/2033		2,989	72
9.100%, 02/10/2032		2,988	75
8.950%, 02/11/2031		2,988	80
8.800%, 02/12/2030		2,667	77
8.650%, 02/13/2029		2,162	69
8.500%, 02/15/2028		5,118	187
8.350%, 02/16/2027		10,015	428
			13,601

Guatemala — 0.6%
CT Trust
5.125%, 02/03/2032 (A)		$340	282
Guatemala Government Bond
7.050%, 10/04/2032 (A)		1,000	1,008
7.050%, 10/04/2032		463	466
6.600%, 06/13/2036		2,847	2,741
6.600%, 06/13/2036 (A)		2,981	2,870
6.125%, 06/01/2050		3,282	2,792
5.375%, 04/24/2032		560	510
3.700%, 10/07/2033		855	660
			11,329

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		479	450
5.625%, 06/24/2030		1,843	1,567
			2,017

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		1,026	766

Hungary — 3.0%
Hungary Government Bond
9.500%, 10/21/2026	HUF	1,554,480	4,671
6.750%, 10/22/2028		3,773,650	10,762
5.500%, 06/24/2025		454,160	1,270
4.750%, 11/24/2032		3,335,770	8,208
4.500%, 03/23/2028		1,597,240	4,178
4.500%, 05/27/2032		162,500	395
3.250%, 10/22/2031		389,450	891

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.000%, 10/27/2027	HUF	560,260	$1,404
3.000%, 08/21/2030		315,730	732
3.000%, 10/27/2038		1,050,520	1,918
3.000%, 04/25/2041		407,260	697
2.250%, 04/20/2033		482,390	977
2.000%, 05/23/2029		1,100,470	2,522
Hungary Government International Bond
6.750%, 09/25/2052 (A)		$2,928	2,979
6.750%, 09/25/2052		283	288
6.125%, 05/22/2028 (A)		1,228	1,247
6.125%, 05/22/2028		3,447	3,502
3.125%, 09/21/2051		3,975	2,412
3.125%, 09/21/2051 (A)		584	354
2.125%, 09/22/2031 (A)		1,838	1,414
Magyar Export-Import Bank Zrt
6.000%, 05/16/2029	EUR	403	451
MVM Energetika Zrt
7.500%, 06/09/2028		$1,450	1,477
			52,749

India — 0.4%
Adani Electricity Mumbai
3.949%, 02/12/2030		1,169	916
3.949%, 02/12/2030 (A)		720	564
Export-Import Bank of India
5.500%, 01/18/2033		875	869
Export-Import Bank of India MTN
3.250%, 01/15/2030		745	655
2.250%, 01/13/2031		1,252	1,009
Greenko Power II
4.300%, 12/13/2028		659	579
Power Finance MTN
3.950%, 04/23/2030 (A)		786	701
Reliance Industries (A)
3.625%, 01/12/2052		986	659
2.875%, 01/12/2032		925	758
Vedanta Resources Finance II
8.950%, 03/11/2025		1,070	764
			7,474

Indonesia — 6.3%
Indonesia Asahan Aluminium
5.800%, 05/15/2050 (A)		1,683	1,464
Indonesia Government International Bond
8.500%, 10/12/2035		1,910	2,411
8.500%, 10/12/2035		400	505
5.650%, 01/11/2053		4,477	4,524
5.450%, 09/20/2052		450	441
4.850%, 01/11/2033		5,875	5,733
4.750%, 02/11/2029		534	527
4.650%, 09/20/2032		2,109	2,031
4.550%, 01/11/2028		3,469	3,398
4.150%, 09/20/2027		255	247

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
3.550%, 03/31/2032		$613	$541
2.850%, 02/14/2030		1,807	1,590
1.400%, 10/30/2031	EUR	1,430	1,261
1.300%, 03/23/2034		332	269
1.100%, 03/12/2033		1,000	820
Indonesia Government International Bond MTN
3.750%, 06/14/2028		712	770
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	53,386,000	3,773
8.750%, 05/15/2031		58,455,000	4,194
8.375%, 03/15/2034		22,103,000	1,590
8.375%, 04/15/2039		69,773,000	5,107
8.250%, 05/15/2029		48,237,000	3,315
8.250%, 05/15/2036		105,364,000	7,576
8.125%, 05/15/2024		40,555,000	2,632
7.500%, 08/15/2032		32,410,000	2,185
7.500%, 06/15/2035		43,344,000	2,946
7.500%, 05/15/2038		22,818,000	1,567
7.500%, 04/15/2040		41,557,000	2,829
7.125%, 06/15/2038		56,496,000	3,752
7.125%, 06/15/2042		25,817,000	1,706
7.125%, 06/15/2043		14,560,000	961
7.000%, 05/15/2027		27,100,000	1,762
7.000%, 09/15/2030		62,341,000	4,069
7.000%, 02/15/2033		68,834,000	4,549
6.875%, 04/15/2029		5,000,000	323
6.875%, 08/15/2051		12,626,000	808
6.625%, 05/15/2033		16,461,000	1,052
6.625%, 02/15/2034		29,050,000	1,859
6.500%, 06/15/2025		12,559,000	807
6.500%, 02/15/2031		45,781,000	2,899
6.375%, 08/15/2028		78,815,000	5,028
6.375%, 04/15/2032		123,338,000	7,765
6.375%, 07/15/2037		2,200,000	137
5.125%, 04/15/2027		30,236,000	1,866
Medco Bell Pte
6.375%, 01/30/2027 (A)		$626	588
Minejesa Capital BV
5.625%, 08/10/2037 (A)		1,448	1,180
5.625%, 08/10/2037		800	652
Pertamina Persero MTN
3.650%, 07/30/2029 (A)		985	904
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	1,143	981
1.875%, 11/05/2031		350	300
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$1,070	1,010
5.250%, 10/24/2042		1,097	949
5.250%, 05/15/2047		710	601

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.375%, 02/05/2050 (A)		$355	$261
3.375%, 02/05/2030		206	182
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		1,015	958
			112,155

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,550	1,425

Israel — 0.1%
Bank Leumi Le-Israel
3.275%, H15T5Y + 1.631%, 01/29/2031 (A)(D)		592	527
Israel Government International Bond
4.500%, 01/17/2033		682	626
4.500%, 04/03/2120		1,243	898
Leviathan Bond
6.750%, 06/30/2030 (A)		550	498
			2,549

Ivory Coast — 0.0%
Ivory Coast Government International Bond
5.750%, 12/31/2032 (B)		863	797

Jamaica — 0.2%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	544,000	3,507

Jordan — 0.3%
Jordan Government International Bond
7.750%, 01/15/2028 (A)		$392	397
7.500%, 01/13/2029 (A)		3,144	3,120
7.500%, 01/13/2029		200	199
7.375%, 10/10/2047		932	806
7.375%, 10/10/2047 (A)		62	54
			4,576

Kazakhstan — 0.7%
Kazakhstan Government International Bond
4.875%, 10/14/2044		2,224	1,961
Kazakhstan Government International Bond MTN
1.500%, 09/30/2034	EUR	200	164
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		$2,818	2,395
6.375%, 10/24/2048		1,150	977
5.750%, 04/19/2047 (A)		3,649	2,903
5.375%, 04/24/2030 (A)		945	888
3.500%, 04/14/2033		829	643
KazMunayGas National JSC MTN
5.375%, 04/24/2030		1,420	1,334

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
QazaqGaz NC JSC
4.375%, 09/26/2027		$541	$505
4.375%, 09/26/2027 (A)		533	498
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		630	486
			12,754

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048		1,237	934
8.000%, 05/22/2032		570	479
7.000%, 05/22/2027		3,071	2,764
7.000%, 05/22/2027 (A)		497	447
			4,624

Kuwait — 0.0%
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(D)(F)		693	647

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (G)		11,222	640
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (G)		6,521	364
7.000%, 03/20/2028 (G)		2,671	149
6.850%, 05/25/2029 (G)		522	30
6.650%, 11/03/2028 (G)		3,507	201
6.650%, 02/26/2030 (G)		2,063	118
6.600%, 11/27/2026 (G)		2,218	122
6.400%, 05/26/2023 (G)		2,645	146
6.375%, 12/31/2023 (G)		7,735	427
6.250%, 05/27/2022 (G)		409	23
6.150%, 12/31/2023 (G)		4,039	223
6.100%, 10/04/2022 (G)		2,965	164
6.100%, 10/04/2022 (G)		2,501	139
5.800%, 04/14/2023 (G)		6,282	343
			3,089

Macedonia — 0.1%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	1,000	916

Malaysia — 5.4%
Khazanah Capital MTN
4.876%, 06/01/2033		$1,196	1,162
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		1,310	1,291
Malaysia Government Bond
5.248%, 09/15/2028	MYR	5,684	1,299
4.935%, 09/30/2043		1,200	281
4.921%, 07/06/2048		373	87

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.893%, 06/08/2038	MYR	8,800	$2,064
4.762%, 04/07/2037		3,291	753
4.696%, 10/15/2042		10,608	2,424
4.642%, 11/07/2033		2,300	526
4.504%, 04/30/2029		10,681	2,366
4.498%, 04/15/2030		13,136	2,921
4.254%, 05/31/2035		17,205	3,753
4.232%, 06/30/2031		2,000	438
4.181%, 07/15/2024		22	5
4.065%, 06/15/2050		15,606	3,195
3.955%, 09/15/2025		49,991	10,818
3.906%, 07/15/2026		25,576	5,545
3.900%, 11/30/2026		10,256	2,220
3.899%, 11/16/2027		14,200	3,069
3.885%, 08/15/2029		23,887	5,127
3.882%, 03/14/2025		10,276	2,220
3.828%, 07/05/2034		49,153	10,383
3.757%, 05/22/2040		29,217	5,920
3.733%, 06/15/2028		35,272	7,565
3.582%, 07/15/2032		13,560	2,834
3.519%, 04/20/2028		3,138	670
3.502%, 05/31/2027		8,733	1,863
2.632%, 04/15/2031		27,641	5,439
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	440
4.119%, 11/30/2034		5,418	1,176
4.070%, 09/30/2026		14,000	3,037
Petronas Capital MTN
3.500%, 04/21/2030		$1,427	1,302
3.404%, 04/28/2061		2,186	1,430
2.480%, 01/28/2032		2,690	2,210
			95,833

Mexico — 8.3%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,285
Cemex (F)
9.125%, H15T5Y + 5.157% (A)(D)		$774	808
9.125%, H15T5Y + 5.157% (D)		360	376
5.125%, H15T5Y + 4.534% (A)(D)		277	260
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,798
6.264%, 02/15/2052 (A)		$405	327
4.750%, 02/23/2027 (A)		6	6
4.688%, 05/15/2029 (A)		957	864
4.688%, 05/15/2029		250	225
3.875%, 07/26/2033		800	606
3.348%, 02/09/2031 (A)		605	478
Mexican Bonos
10.000%, 12/05/2024	MXN	42,087	2,400
8.500%, 05/31/2029		274,839	15,315
8.500%, 11/18/2038		193,200	10,351
8.000%, 05/24/2035		16,500	853

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.000%, 11/07/2047	MXN	108,597	$5,447
8.000%, 07/31/2053		53,638	2,671
7.750%, 05/29/2031		370,358	19,564
7.750%, 11/13/2042		122,358	6,039
7.500%, 06/03/2027		259,726	14,058
7.500%, 05/26/2033		53,358	2,725
5.750%, 03/05/2026		19,946	1,053
5.750%, 03/05/2026		175,563	9,272
5.500%, 03/04/2027		68,670	3,514
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$1,068	829
Mexico Government International Bond
6.338%, 05/04/2053		1,203	1,148
2.659%, 05/24/2031		2,899	2,369
Mexico Government International Bond MTN
5.750%, 10/12/2110		3,650	3,042
5.625%, 03/19/2114	GBP	8,500	7,851
Minera Mexico
4.500%, 01/26/2050 (A)		$870	642
Petroleos Mexicanos
10.000%, 02/07/2033		6,694	6,251
7.690%, 01/23/2050		12,449	8,270
6.625%, 06/15/2035		4,180	2,939
6.625%, 06/15/2038		205	134
5.950%, 01/28/2031		574	431
Petroleos Mexicanos MTN
8.750%, 06/02/2029		3,272	3,008
6.750%, 09/21/2047		7,167	4,386
Poinsettia Finance
6.625%, 06/17/2031		5,676	4,683
			147,278

Mongolia — 0.3%
Mongolia Government International Bond
8.650%, 01/19/2028 (A)		2,182	2,240
8.650%, 01/19/2028		230	236
7.875%, 06/05/2029 (A)		664	663
7.875%, 06/05/2029		650	650
5.125%, 04/07/2026		596	573
3.500%, 07/07/2027		1,283	1,120
			5,482

Morocco — 0.5%
Morocco Government International Bond
6.500%, 09/08/2033		1,131	1,143
6.500%, 09/08/2033 (A)		2,713	2,742
5.950%, 03/08/2028 (A)		2,161	2,169
4.000%, 12/15/2050		200	132
3.000%, 12/15/2032		404	317
OCP
5.125%, 06/23/2051 (A)		2,272	1,625
			8,128

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031 (A)(B)	$1,601	$1,274
9.000%, 09/15/2031 (B)	400	318
		1,592

Nigeria — 1.0%
Nigeria Government International Bond
9.248%, 01/21/2049	1,260	1,042
8.747%, 01/21/2031	1,496	1,347
7.875%, 02/16/2032	1,402	1,185
7.696%, 02/23/2038	1,720	1,306
Nigeria Government International Bond MTN
8.375%, 03/24/2029	3,553	3,265
8.250%, 09/28/2051	1,024	774
7.375%, 09/28/2033 (A)	1,509	1,198
7.375%, 09/28/2033	3,610	2,866
6.500%, 11/28/2027 (A)	689	610
6.125%, 09/28/2028 (A)	4,543	3,858
		17,451

Oman — 1.3%
EDO Sukuk
5.875%, 09/21/2033 (A)	1,397	1,398
Oman Government International Bond
7.375%, 10/28/2032 (A)	1,105	1,218
7.000%, 01/25/2051	2,152	2,164
6.750%, 10/28/2027 (A)	1,605	1,669
6.750%, 10/28/2027	5,940	6,175
6.750%, 01/17/2048 (A)	3,732	3,633
6.750%, 01/17/2048	4,947	4,815
6.500%, 03/08/2047 (A)	897	859
6.500%, 03/08/2047	652	624
Oman Government International Bond MTN
6.000%, 08/01/2029 (A)	367	372
		22,927

Pakistan — 0.3%
Pakistan Government International Bond
8.250%, 09/30/2025	636	534
6.875%, 12/05/2027 (A)	1,073	704
6.875%, 12/05/2027	704	462
Pakistan Government International Bond MTN
8.875%, 04/08/2051	4,000	2,350
7.375%, 04/08/2031	1,465	865
		4,915

Panama — 1.4%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)	469	330
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	40	33

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Banco Nacional de Panama
2.500%, 08/11/2030 (A)		$320	$237
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		873	623
Panama Bonos del Tesoro
3.362%, 06/30/2031		2,115	1,613
Panama Government International Bond
9.375%, 04/01/2029		448	498
8.125%, 04/28/2034		699	694
6.875%, 01/31/2036		342	326
6.853%, 03/28/2054		3,422	3,023
6.700%, 01/26/2036		1,180	1,122
6.400%, 02/14/2035		11,679	10,905
4.500%, 04/16/2050		1,218	791
4.500%, 04/01/2056		3,713	2,340
4.500%, 01/19/2063		1,771	1,088
4.300%, 04/29/2053		560	348
3.870%, 07/23/2060		208	117
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)		227	189
			24,277

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		850	795

Paraguay — 0.3%
Bioceanico Sovereign Certificate Ltd
0.000%, 06/05/2034		–	–
Paraguay Government International Bond
6.100%, 08/11/2044		750	682
5.850%, 08/21/2033 (A)		2,301	2,227
5.600%, 03/13/2048		1,167	975
5.400%, 03/30/2050		946	771
			4,655

Peru — 3.0%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		302	296
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,441
Kallpa Generacion SA
4.125%, 08/16/2027 (A)		$875	817
Peru Government Bond
7.300%, 08/12/2033 (A)	PEN	7,123	1,928
6.950%, 08/12/2031		1,728	463
6.900%, 08/12/2037		1,744	449
6.350%, 08/12/2028		1,153	312
6.150%, 08/12/2032		26,162	6,606
5.940%, 02/12/2029		13,652	3,588
5.400%, 08/12/2034		24,233	5,612
5.350%, 08/12/2040		3,082	668

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Peruvian Government International Bond
8.200%, 08/12/2026	PEN	18	$5
6.950%, 08/12/2031		5,845	1,567
6.900%, 08/12/2037		4,039	1,039
6.850%, 02/12/2042		882	224
6.350%, 08/12/2028		18,216	4,930
5.400%, 08/12/2034		1,738	403
3.750%, 03/01/2030	EUR	170	179
3.300%, 03/11/2041		$577	419
3.230%, 07/28/2121		2,442	1,404
3.000%, 01/15/2034		2,541	2,041
2.783%, 01/23/2031		5,113	4,303
2.780%, 12/01/2060		2,621	1,501
1.950%, 11/17/2036	EUR	2,211	1,716
1.250%, 03/11/2033		2,608	2,134
Petroleos del Peru
5.625%, 06/19/2047		$4,624	2,750
5.625%, 06/19/2047 (A)		1,432	852
4.750%, 06/19/2032 (A)		1,695	1,186
4.750%, 06/19/2032		5,231	3,661
			52,494

Philippines — 0.9%
Philippine Government Bond
6.750%, 09/15/2032	PHP	64,970	1,214
Philippine Government International Bond
5.500%, 01/17/2048		$1,709	1,675
5.170%, 10/13/2027		1,237	1,235
5.000%, 07/17/2033		1,612	1,592
2.950%, 05/05/2045		1,200	814
2.650%, 12/10/2045		2,966	1,912
1.950%, 01/06/2032		6,405	5,068
1.750%, 04/28/2041	EUR	606	434
1.648%, 06/10/2031		$1,835	1,431
			15,375

Poland — 3.7%
Bank Gospodarstwa Krajowego
6.250%, 10/31/2028		200	208
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		575	561
5.125%, 02/22/2033	EUR	1,154	1,320
0.500%, 07/08/2031		140	114
Poland Government Bond
7.500%, 07/25/2028	PLN	41,088	11,187
3.750%, 05/25/2027		18,320	4,372
3.250%, 07/25/2025		9,434	2,287
2.750%, 04/25/2028		852	192
2.750%, 10/25/2029		20,514	4,494
2.500%, 07/25/2026		39,776	9,287
2.500%, 07/25/2027		15,440	3,519
1.750%, 04/25/2032		58,740	11,098
1.250%, 10/25/2030		22,550	4,351

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Poland Government International Bond
5.500%, 11/16/2027		$988	$1,011
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	6,550	1,701
Republic of Poland Government International Bond
5.500%, 04/04/2053		$4,421	4,262
4.875%, 10/04/2033		6,213	6,022
			65,986

Qatar — 1.0%
Qatar Government International Bond
4.817%, 03/14/2049 (A)		3,848	3,423
4.817%, 03/14/2049		6,294	5,598
4.500%, 04/23/2028		5,400	5,363
4.400%, 04/16/2050 (A)		1,731	1,448
3.750%, 04/16/2030		845	801
QatarEnergy (A)
3.300%, 07/12/2051		382	255
3.125%, 07/12/2041		466	333
			17,221

Romania — 2.0%
Romania Government Bond
8.750%, 10/30/2028	RON	4,100	972
8.250%, 09/29/2032		3,140	749
8.000%, 04/29/2030		1,245	288
7.900%, 02/24/2038		965	227
7.350%, 04/28/2031		995	223
6.700%, 02/25/2032		12,285	2,636
4.850%, 07/25/2029		8,435	1,679
4.150%, 01/26/2028		965	193
4.150%, 10/24/2030		4,200	786
3.250%, 06/24/2026		4,730	965
2.500%, 10/25/2027		17,540	3,334
Romanian Government International Bond
7.625%, 01/17/2053 (A)		$1,276	1,338
7.125%, 01/17/2033 (A)		3,457	3,576
7.125%, 01/17/2033		244	254
5.250%, 11/25/2027 (A)		714	697
5.250%, 11/25/2027		560	546
3.000%, 02/14/2031 (A)		940	762
Romanian Government International Bond MTN
7.625%, 01/17/2053		4,974	5,216
6.375%, 09/18/2033	EUR	941	1,031
3.875%, 10/29/2035		1,450	1,271
3.750%, 02/07/2034		5,922	5,248
3.375%, 01/28/2050		2,427	1,641
2.875%, 04/13/2042		746	499
2.124%, 07/16/2031		166	138
2.000%, 01/28/2032		906	729

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.000%, 04/14/2033	EUR	1,147	$886
			35,884

Russia — 0.0%
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (A)		$600	30
6.800%, 11/22/2025 (E)		240	16
			46

Saudi Arabia — 1.5%
Acwa Power Management And Investments One
5.950%, 12/15/2039		3,432	3,282
Gaci First Investment
5.125%, 02/14/2053		969	809
4.875%, 02/14/2035		297	278
KSA Sukuk
4.274%, 05/22/2029 (A)		8,381	8,137
Saudi Arabian Oil MTN
4.250%, 04/16/2039		1,620	1,355
Saudi Government International Bond
4.375%, 04/16/2029		1,238	1,205
Saudi Government International Bond MTN
5.000%, 01/18/2053 (A)		2,337	2,001
5.000%, 01/18/2053		4,707	4,029
4.625%, 10/04/2047 (A)		2,539	2,087
4.625%, 10/04/2047		1,500	1,233
4.500%, 10/26/2046 (A)		704	570
2.250%, 02/02/2033 (A)		1,562	1,237
			26,223

Senegal — 0.1%
Senegal Government International Bond
6.750%, 03/13/2048		1,980	1,392
4.750%, 03/13/2028	EUR	750	723
			2,115

Serbia — 0.5%
Serbia International Bond
6.500%, 09/26/2033 (A)		$1,077	1,058
6.500%, 09/26/2033		200	197
6.250%, 05/26/2028 (A)		423	424
3.125%, 05/15/2027	EUR	451	453
2.125%, 12/01/2030		$1,049	804
1.650%, 03/03/2033	EUR	814	613
1.500%, 06/26/2029		4,238	3,684
Serbia International Bond MTN
2.050%, 09/23/2036		1,926	1,330
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	61,170	574
4.500%, 01/11/2026		24,780	225
4.500%, 08/20/2032		14,680	118
			9,480

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
South Africa — 6.1%
Bidvest Group
3.625%, 09/23/2026 (A)		$528	$481
Eskom Holdings SOC Ltd
4.314%, 07/23/2027		1,785	1,621
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		1,784	1,758
7.500%, 09/15/2033	ZAR	52,000	1,982
Sasol Financing USA LLC
8.750%, 05/03/2029 (A)		$422	421
6.500%, 09/27/2028		540	502
5.875%, 03/27/2024		661	656
4.375%, 09/18/2026		532	483
South Africa Government International Bond
10.500%, 12/21/2026	ZAR	218,184	12,023
9.000%, 01/31/2040		98,892	4,057
8.875%, 02/28/2035		60,631	2,662
8.750%, 01/31/2044		267,787	10,470
8.750%, 02/28/2048		289,798	11,245
8.500%, 01/31/2037		178,599	7,309
8.250%, 03/31/2032		55,061	2,492
8.000%, 01/31/2030		240,200	11,534
7.300%, 04/20/2052		$2,763	2,375
7.000%, 02/28/2031	ZAR	227,741	9,910
6.500%, 02/28/2041		210,963	6,696
6.250%, 03/31/2036		171,724	5,889
5.875%, 06/22/2030		$199	185
5.875%, 04/20/2032		2,515	2,254
5.750%, 09/30/2049		12,775	9,230
5.650%, 09/27/2047		899	647
4.850%, 09/27/2027		690	657
Transnet SOC
8.250%, 02/06/2028 (A)		1,444	1,404
			108,943

Sri Lanka — 0.7%
Sri Lanka Government International Bond
7.850%, 03/14/2029		2,219	1,100
7.550%, 03/28/2030		4,437	2,198
6.850%, 03/14/2024		1,445	728
6.825%, 07/18/2026 (A)		1,612	819
6.825%, 07/18/2026		800	407
6.750%, 04/18/2028 (A)		9,110	4,558
6.350%, 06/28/2024		1,581	796
6.200%, 05/11/2027		3,486	1,729
5.750%, 04/18/2023		912	461
			12,796

Supranational — 0.5%
Africa Finance
2.875%, 04/28/2028 (A)		2,227	1,893

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
African Export-Import Bank
3.798%, 05/17/2031 (A)		$301	$243
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		543	463
Asian Development Bank MTN
13.000%, 03/07/2025	COP	2,873,000	709
11.200%, 01/31/2025		1,006,000	245
Asian Infrastructure Investment Bank MTN
0.000%, 02/08/2038 (C)	MXN	21,800	319
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$1,274	1,165
4.700%, 10/22/2031 (A)		934	761
4.700%, 10/22/2031		430	350
International Finance MTN
0.000%, 08/16/2028 (C)	COP	23,400,000	3,565
			9,713

Thailand — 2.6%
Bank of Thailand Bill
0.000%, 05/09/2024 (C)	THB	47,000	1,323
Thailand Government Bond
5.670%, 03/13/2028		3,000	96
4.875%, 06/22/2029		15,000	473
3.775%, 06/25/2032		14,000	424
3.450%, 06/17/2043		83,810	2,404
3.400%, 06/17/2036		151,915	4,431
3.390%, 06/17/2037		21,000	609
3.350%, 06/17/2033		94,402	2,766
3.300%, 06/17/2038		119,379	3,430
2.875%, 12/17/2028		25,000	720
2.875%, 06/17/2046		4,865	123
2.750%, 06/17/2052		2,778	65
2.650%, 06/17/2028		575,870	16,416
2.400%, 03/17/2029		19,300	540
2.000%, 06/17/2042		138,280	3,187
1.600%, 12/17/2029		59,000	1,576
1.600%, 06/17/2035		4,000	98
1.585%, 12/17/2035		2,282	55
1.450%, 12/17/2024		124,000	3,489
1.250%, 03/12/2028		89,658	2,409
1.000%, 06/17/2027		50,000	1,347
			45,981

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
5.950%, 01/14/2031 (A)		$1,388	1,381

Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026	EUR	1,499	1,107
6.375%, 07/15/2026 (A)		650	480
5.750%, 01/30/2025		$441	348

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.625%, 02/17/2024	EUR	400	$417
			2,352

Turkey — 2.0%
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029 (A)		$2,630	2,664
Istanbul Metropolitan Municipality
10.500%, 12/06/2028 (A)		900	907
10.500%, 12/06/2028		318	318
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/2028 (A)		321	323
TAV Havalimanlari Holding
8.500%, 12/07/2028 (A)		980	980
Turkey Government Bond
1.500%, 06/18/2025	TRY	80,026	2,940
Turkey Government International Bond
9.375%, 03/14/2029		$1,099	1,163
9.125%, 07/13/2030		7,002	7,328
7.250%, 12/23/2023		1,210	1,209
5.950%, 01/15/2031		3,264	2,889
5.750%, 05/11/2047		10,850	7,649
Turkiye Government Bond
31.080%, 11/08/2028	TRY	34,289	1,254
26.200%, 10/05/2033		71,185	2,473
17.800%, 07/13/2033		21,343	563
17.300%, 07/19/2028		33,442	909
Turkiye Ihracat Kredi Bankasi
9.375%, 01/31/2026 (A)		$539	554
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028 (A)		726	738
			34,861

Uganda — 0.4%
Republic of Uganda Government Bonds
15.000%, 05/20/2032	UGX	16,027,000	4,186
14.250%, 06/22/2034		5,200,000	1,299
Uganda Government Bond
16.000%, 05/14/2037		4,992,600	1,369
14.000%, 05/29/2025		2,635,500	698
			7,552

Ukraine — 0.8%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026	EUR	970	488
NPC Ukrenergo
6.875%, 11/09/2028 (A)		$1,499	403
6.875%, 11/09/2028		400	108
State Agency of Roads of Ukraine
6.250%, 06/24/2030		672	171
6.250%, 06/24/2030 (A)		554	141
UAH
15.840%, 02/26/2025		5,439	109
Ukraine Government Bond
15.840%, 02/26/2025	UAH	92,615	1,861

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.990%, 05/22/2024	UAH	123,436	$2,481
Ukraine Government International Bond
9.750%, 11/01/2030		$846	241
7.750%, 09/01/2027 (A)		3,051	829
7.750%, 09/01/2028		2,180	595
7.750%, 09/01/2028 (A)		2,005	547
7.750%, 09/01/2029		2,093	568
7.750%, 08/01/2041 (A)(D)		3,182	1,381
7.750%, 08/01/2041 (D)		1,180	512
7.375%, 09/25/2034		3,796	892
7.253%, 03/15/2035		1,242	292
6.876%, 05/21/2031		6,475	1,490
6.876%, 05/21/2031 (A)		423	98
6.750%, 06/20/2028	EUR	1,790	466
			13,673

United Arab Emirates — 1.8%
Abu Dhabi Crude Oil Pipeline LLC
4.600%, 11/02/2047 (A)		$2,286	1,981
4.600%, 11/02/2047		550	477
Abu Dhabi Government International Bond
3.125%, 09/30/2049		1,466	982
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		228	176
3.125%, 04/16/2030 (A)		1,790	1,636
3.000%, 09/15/2051		770	500
3.000%, 09/15/2051 (A)		764	496
1.700%, 03/02/2031		7,361	6,018
1.625%, 06/02/2028		1,889	1,656
DAE Funding LLC
3.375%, 03/20/2028 (A)		850	765
DP World MTN (A)
6.850%, 07/02/2037		245	258
5.625%, 09/25/2048		648	573
4.700%, 09/30/2049		822	639
DP World Salaam
6.000%, H15T5Y + 5.750% (D)(F)		4,046	3,986
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		670	475
Finance Department Government of Sharjah
6.500%, 11/23/2032 (A)		476	481
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		2,246	1,397
Galaxy Pipeline Assets Bidco (A)
2.940%, 09/30/2040		840	659
2.625%, 03/31/2036		827	657
MDGH GMTN RSC
5.875%, 05/01/2034 (A)		3,008	3,132
5.500%, 04/28/2033 (A)		943	959

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.500%, 04/28/2033		$803	$816
MDGH GMTN RSC MTN
4.500%, 11/07/2028 (A)		796	773
4.375%, 11/22/2033 (A)		319	297
3.950%, 05/21/2050		338	255
UAE International Government Bond MTN
4.951%, 07/07/2052 (A)		1,627	1,486
4.951%, 07/07/2052		482	440
			31,970

United States — 0.6%
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039	IDR	1,563,000	108
7.500%, 06/15/2035		38,746,000	2,633
7.000%, 09/18/2030 (D)		117,660,000	7,679
Sagicor Financial
5.300%, 05/13/2028		$512	484
			10,904

Uruguay — 0.9%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	246,274	6,359
8.500%, 03/15/2028		96,164	2,353
8.250%, 05/21/2031		11,959	282
5.750%, 10/28/2034		$2,902	3,039
5.100%, 06/18/2050		1,499	1,413
4.975%, 04/20/2055		2,499	2,280
4.375%, 01/23/2031		683	662
			16,388

Uzbekistan — 0.3%
Republic of Uzbekistan International Bond
7.850%, 10/12/2028 (A)		322	327
Uzauto Motors AJ
4.850%, 05/04/2026		2,050	1,782
4.850%, 05/04/2026 (A)		1,931	1,678
Uzbekistan Government International Bond MTN
5.375%, 02/20/2029		1,153	1,055
Uzbekneftegaz JSC
4.750%, 11/16/2028 (A)		1,187	953
			5,795

Venezuela — 0.5%
Petroleos de Venezuela
9.750%, 05/17/2035 (E)(G)		3,202	433
6.000%, 05/16/2024 (E)(G)		8,821	1,059
6.000%, 05/16/2024 (E)(G)		7,900	948
6.000%, 05/16/2024 (E)(G)		1,777	213
6.000%, 11/15/2026 (G)		23,507	2,822
5.500%, 04/12/2037 (E)(G)		1,620	186
5.375%, 04/12/2027 (E)(G)		7,825	903
Venezuela Government International Bond
9.250%, 05/07/2028 (G)		4,965	861

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.250%, 10/13/2024 (E)(G)		$4,151	$665
7.750%, 10/13/2019 (G)		7,816	1,077
			9,167

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,555	1,427

Zambia — 0.9%
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	72
13.000%, 12/18/2027		8,370	266
13.000%, 01/25/2031		78,637	2,043
11.000%, 01/25/2026		27,670	1,008
11.000%, 06/28/2026		118,640	4,108
10.000%, 06/28/2024		72,340	2,957
Zambia Government International Bond
8.970%, 07/30/2027		$3,996	2,403
8.500%, 04/14/2024		520	315
8.500%, 04/14/2024		280	170
5.375%, 09/20/2022 (A)		1,913	1,033
5.375%, 09/20/2023		2,763	1,492
			15,867

Total Global Bonds
(Cost $1,794,779) ($ Thousands)			1,663,371

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bills
5.409%, 05/16/2024 (H)		1,927	1,881
5.397%, 02/15/2024 (H)		2,754	2,723
U.S. Treasury Note
3.125%, 08/31/2029		42,900	40,202

Total U.S. Treasury Obligations
(Cost $44,338) ($ Thousands)			44,806

	Shares

Total Investments in Securities — 96.3%
(Cost $1,839,117) ($ Thousands)			$1,708,177

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro-Bobl	143	Mar-2024	$18,293	$18,264	$88
Korea 10-Year Bond	233	Dec-2023	19,739	19,993	168
Korea 3-Year Bond	135	Dec-2023	10,505	10,880	86
R186 Bond Future	1,166	Feb-2024	6,680	6,499	31
R2037 Bond Future	833	Feb-2024	3,428	3,410	92
R2040 Bond Future	1,522	Feb-2024	6,305	6,244	161
R2044 Bond Future	804	Feb-2024	3,165	3,138	86
U.S. 2-Year Treasury Note	72	Mar-2024	14,663	14,721	58
U.S. 5-Year Treasury Note	291	Mar-2024	30,867	31,094	227
U.S. 10-Year Treasury Note	121	Mar-2024	13,164	13,286	122
U.S. Long Treasury Bond	55	Mar-2024	6,319	6,404	85
U.S. Ultra Long Treasury Bond	3	Mar-2024	370	369	(1)
			133,498	134,302	1,203
Short Contracts
Euro-Bobl	(61)	Dec-2023	$(7,832)	$(7,820)	$(38)
Euro-Bund	(169)	Dec-2023	(23,709)	(24,394)	(240)
Euro-Buxl	(36)	Dec-2023	(4,982)	(5,111)	(40)
Euro-Schatz	(17)	Dec-2023	(1,918)	(1,955)	(1)
			(38,441)	(39,280)	(319)
			$95,057	$95,022	$884

A list of the open forward foreign currency contracts held by the Fund at November 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	12/05/23	EUR	5,851	USD	6,207	$(177)
Barclays PLC	12/05/23	USD	271	EUR	257	9
Barclays PLC	12/05/23	USD	8,535	EUR	7,793	(32)
Barclays PLC	12/20/23	USD	406	IDR	6,474,740	11
Barclays PLC	12/20/23	USD	1,087	COP	4,364,898	(15)
Barclays PLC	12/20/23	USD	1,718	TRY	48,000	(77)
Barclays PLC	12/20/23	USD	2,476	TWD	77,359	5
Barclays PLC	12/20/23	PEN	2,670	USD	697	(18)
Barclays PLC	12/20/23	USD	4,366	EUR	4,090	100
Barclays PLC	12/20/23	USD	7,631	CNY	55,014	107
Barclays PLC	12/20/23	PLN	9,964	EUR	2,140	(160)
Barclays PLC	12/20/23	EUR	12,160	USD	12,960	(318)
Barclays PLC	12/20/23	ZAR	14,220	USD	761	11
Barclays PLC	12/20/23	USD	17,138	PLN	72,800	1,100
Barclays PLC	12/20/23	TRY	48,000	USD	1,813	172
Barclays PLC	12/20/23	CLP	682,000	USD	720	(65)
Barclays PLC	12/20/23	KRW	708,680	USD	546	(2)
Barclays PLC	12/20/23	HUF	1,704,290	USD	4,576	(296)
Barclays PLC	12/20/23	COP	1,337,312	USD	331	3
Barclays PLC	12/20/23	COP	6,068,802	USD	1,474	(18)
Barclays PLC	12/22/23	USD	1,464	KRW	1,892,940	(1)
Barclays PLC	01/04/24	USD	297	EUR	271	(1)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	01/04/24	EUR	7,793	USD	8,548	$33
Barclays PLC	01/18/24	USD	2,301	PEN	8,798	53
BNP Paribas	12/14/23	EUR	1,348	HUF	510,108	(13)
BNP Paribas	12/14/23	USD	1,408	KRW	1,857,731	30
BNP Paribas	12/20/23	USD	150	THB	5,281	—
BNP Paribas	12/20/23	CNY	2,080	USD	286	(6)
BNP Paribas	12/20/23	USD	6,986	CNY	50,459	113
BNP Paribas	12/20/23	ZAR	11,378	USD	593	(7)
BNP Paribas	12/20/23	THB	21,021	USD	576	(23)
BNP Paribas	02/07/24	USD	507	IDR	7,941,146	4
Citigroup	12/04/23	USD	630	EUR	590	14
Citigroup	12/04/23	USD	3,041	BRL	15,044	9
Citigroup	12/04/23	USD	335	BRL	1,650	(1)
Citigroup	12/04/23	BRL	33,830	USD	6,876	17
Citigroup	12/04/23	BRL	5,440	USD	1,070	(33)
Citigroup	12/05/23	USD	632	EUR	590	12
Citigroup	12/05/23	EUR	5,670	USD	6,053	(133)
Citigroup	12/06/23	EUR	1,331	PLN	5,923	32
Citigroup	12/06/23	THB	74,925	USD	2,070	(60)
Citigroup	12/07/23	USD	63	KRW	81,226	—
Citigroup	12/08/23	USD	1,428	TWD	45,589	32
Citigroup	12/11/23	CNY	119,334	USD	16,348	(409)
Citigroup	12/14/23	EUR	1,360	HUF	517,377	(4)
Citigroup	12/20/23	SGD	710	USD	519	(14)
Citigroup	12/20/23	USD	2,486	TWD	77,656	5
Citigroup	12/20/23	CNY	3,342	USD	457	(14)
Citigroup	12/20/23	USD	4,216	CLP	3,778,174	133
Citigroup	12/20/23	USD	319	CZK	7,190	3
Citigroup	12/20/23	USD	4,094	CZK	90,940	(15)
Citigroup	12/20/23	EUR	5,304	PLN	23,748	157
Citigroup	12/20/23	USD	5,415	MXN	97,183	165
Citigroup	12/20/23	USD	5,933	KZT	2,824,284	187
Citigroup	12/20/23	USD	6,954	EUR	6,499	141
Citigroup	12/20/23	USD	7,755	PHP	440,563	192
Citigroup	12/20/23	USD	8,562	THB	314,632	397
Citigroup	12/20/23	USD	8,567	PEN	31,806	(49)
Citigroup	12/20/23	USD	8,659	COP	34,779,021	(113)
Citigroup	12/20/23	USD	9,113	SGD	12,350	149
Citigroup	12/20/23	USD	12,957	RON	60,070	235
Citigroup	12/20/23	USD	3,813	ZAR	73,137	41
Citigroup	12/20/23	USD	9,760	ZAR	180,196	(263)
Citigroup	12/20/23	PLN	21,205	USD	4,878	(434)
Citigroup	12/20/23	PLN	24,973	EUR	5,499	(252)
Citigroup	12/20/23	ZMW	36,286	USD	1,700	170
Citigroup	12/20/23	CZK	112,386	EUR	4,565	(57)
Citigroup	12/20/23	MXN	42,289	USD	2,439	10
Citigroup	12/20/23	MXN	79,077	USD	4,403	(138)
Citigroup	12/20/23	HUF	148,990	USD	427	1
Citigroup	12/20/23	ZAR	100,505	USD	5,399	102

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	12/20/23	ZAR	111,475	USD	5,845	$(30)
Citigroup	12/20/23	THB	392,261	USD	10,920	(250)
Citigroup	12/20/23	KRW	511,807	USD	390	(6)
Citigroup	12/20/23	INR	1,171,363	USD	14,056	14
Citigroup	12/20/23	CLP	6,115,535	USD	6,787	(252)
Citigroup	12/20/23	IDR	39,532,107	USD	2,587	40
Citigroup	12/20/23	IDR	7,609,920	USD	480	(10)
Citigroup	12/20/23	COP	54,131,823	USD	13,055	(246)
Citigroup	12/22/23	USD	1,469	KRW	1,892,940	(6)
Citigroup	12/22/23	KRW	3,854,465	USD	2,976	(4)
Citigroup	01/10/24	CNY	17,985	USD	2,465	(73)
Citigroup	01/17/24	USD	1,488	EGP	51,085	(113)
Citigroup	01/17/24	EUR	2,550	USD	2,796	9
Citigroup	01/18/24	PEN	8,966	USD	2,333	(66)
Citigroup	01/19/24	EUR	914	RON	4,559	2
Citigroup	01/19/24	EUR	11,047	USD	11,727	(351)
Citigroup	01/19/24	USD	11,749	EUR	11,047	329
Citigroup	01/22/24	USD	1,398	KRW	1,800,226	(6)
Citigroup	01/22/24	USD	1,411	THB	49,097	(9)
Citigroup	01/22/24	SGD	1,871	USD	1,373	(33)
Citigroup	01/22/24	USD	2,784	INR	232,104	(4)
Citigroup	02/09/24	USD	253	UYU	10,068	3
Citigroup	03/04/24	BRL	50,068	USD	10,127	74
Citigroup	03/20/24	USD	931	NGN	578,453	(355)
Citigroup	03/20/24	KRW	81,226	USD	63	1
Citigroup	03/20/24	NGN	578,453	USD	869	293
Citigroup	04/03/24	USD	609	BRL	3,020	(5)
Deutsche Bank	12/20/23	USD	668	ZAR	13,035	19
Deutsche Bank	12/20/23	USD	2,233	IDR	35,093,258	27
Deutsche Bank	12/20/23	PHP	60,763	USD	1,090	(6)
Deutsche Bank	12/20/23	IDR	10,789,218	USD	697	2
Deutsche Bank	12/20/23	IDR	26,228,088	USD	1,653	(37)
Deutsche Bank	02/07/24	USD	1,402	IDR	22,116,844	22
Goldman Sachs	12/04/23	USD	6,037	BRL	30,184	83
Goldman Sachs	12/04/23	USD	826	BRL	4,056	(4)
Goldman Sachs	12/04/23	BRL	58,530	USD	11,403	(463)
Goldman Sachs	12/20/23	USD	1,062	COP	4,547,773	56
Goldman Sachs	12/20/23	USD	783	IDR	12,229,750	5
Goldman Sachs	12/20/23	USD	285	IDR	4,413,876	—
Goldman Sachs	12/20/23	USD	1,188	ZAR	22,473	(4)
Goldman Sachs	12/20/23	EUR	1,346	PLN	5,856	(2)
Goldman Sachs	12/20/23	USD	2,466	THB	86,585	—
Goldman Sachs	12/20/23	EUR	4,120	USD	4,358	(140)
Goldman Sachs	12/20/23	USD	4,304	PEN	16,063	(3)
Goldman Sachs	12/20/23	CZK	4,524	EUR	184	(2)
Goldman Sachs	12/20/23	USD	4,524	TRY	131,320	(35)
Goldman Sachs	12/20/23	USD	6,224	EUR	5,811	121
Goldman Sachs	12/20/23	USD	6,410	PLN	27,750	542
Goldman Sachs	12/20/23	USD	10,736	HUF	3,922,996	480

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	12/20/23	USD	16,796	INR	1,397,110	$(47)
Goldman Sachs	12/20/23	USD	19,466	MXN	350,470	658
Goldman Sachs	12/20/23	PLN	20,715	USD	4,788	(401)
Goldman Sachs	12/20/23	MXN	25,546	USD	1,464	(3)
Goldman Sachs	12/20/23	CNY	31,471	USD	4,322	(105)
Goldman Sachs	12/20/23	TRY	47,700	USD	1,708	77
Goldman Sachs	12/20/23	MXN	73,398	USD	4,138	(76)
Goldman Sachs	12/20/23	INR	107,097	USD	1,285	1
Goldman Sachs	12/20/23	PHP	118,810	USD	2,094	(49)
Goldman Sachs	12/20/23	CZK	126,660	USD	5,708	27
Goldman Sachs	12/20/23	CZK	19,450	USD	835	(38)
Goldman Sachs	12/20/23	THB	184,371	USD	5,134	(116)
Goldman Sachs	12/20/23	ZAR	149,676	USD	8,083	195
Goldman Sachs	12/20/23	ZAR	36,900	USD	1,909	(36)
Goldman Sachs	12/20/23	HUF	561,140	USD	1,613	9
Goldman Sachs	12/20/23	HUF	542,440	USD	1,461	(90)
Goldman Sachs	12/20/23	COP	2,149,655	USD	506	(22)
Goldman Sachs	12/20/23	CLP	2,814,950	USD	3,091	(149)
Goldman Sachs	12/20/23	COP	26,444,990	USD	6,540	42
Goldman Sachs	12/20/23	COP	28,815,765	USD	6,889	(192)
Goldman Sachs	01/04/24	USD	591	EUR	541	—
Goldman Sachs	01/18/24	USD	324	PEN	1,222	3
Goldman Sachs	01/22/24	THB	49,097	USD	1,399	(3)
Goldman Sachs	02/09/24	USD	242	UYU	9,814	6
Goldman Sachs	02/20/24	USD	944	CNY	6,703	4
Goldman Sachs	03/04/24	BRL	24,660	USD	4,998	46
Goldman Sachs	03/20/24	USD	1,189	NGN	745,278	(446)
JPMorgan Chase Bank	12/04/23	USD	3,728	BRL	19,069	138
JPMorgan Chase Bank	12/04/23	USD	2,356	BRL	11,451	(34)
JPMorgan Chase Bank	12/04/23	USD	7,379	CNY	53,464	119
JPMorgan Chase Bank	12/04/23	BRL	22,113	USD	4,374	(110)
JPMorgan Chase Bank	12/04/23	CNY	53,464	USD	7,483	(14)
JPMorgan Chase Bank	12/05/23	USD	1,027	PHP	58,311	24
JPMorgan Chase Bank	12/05/23	EUR	1,543	USD	1,645	(39)
JPMorgan Chase Bank	12/05/23	USD	2,243	EUR	2,068	13
JPMorgan Chase Bank	12/05/23	USD	638	EUR	584	(1)
JPMorgan Chase Bank	12/05/23	USD	5,532	IDR	86,195,746	25
JPMorgan Chase Bank	12/05/23	PHP	56,436	USD	1,020	3
JPMorgan Chase Bank	12/05/23	PHP	1,875	USD	33	(1)
JPMorgan Chase Bank	12/05/23	IDR	86,195,746	USD	5,430	(127)
JPMorgan Chase Bank	12/07/23	USD	5,608	EUR	5,325	203
JPMorgan Chase Bank	12/07/23	KRW	3,912,056	USD	2,898	(133)
JPMorgan Chase Bank	12/08/23	USD	1,441	MYR	6,687	(5)
JPMorgan Chase Bank	12/11/23	USD	1,113	INR	92,735	(1)
JPMorgan Chase Bank	12/11/23	USD	2,833	IDR	44,874,934	60
JPMorgan Chase Bank	12/11/23	USD	3,468	KRW	4,515,516	29
JPMorgan Chase Bank	12/11/23	USD	5,025	HUF	1,787,487	90
JPMorgan Chase Bank	12/11/23	USD	799	BRL	4,009	14
JPMorgan Chase Bank	12/11/23	USD	15,704	BRL	76,636	(178)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/11/23	BRL	8,815	USD	1,795	$9
JPMorgan Chase Bank	12/11/23	BRL	71,830	USD	14,282	(271)
JPMorgan Chase Bank	12/11/23	INR	92,735	USD	1,112	—
JPMorgan Chase Bank	12/11/23	CLP	1,252,784	USD	1,450	8
JPMorgan Chase Bank	12/11/23	CLP	143,019	USD	157	(7)
JPMorgan Chase Bank	12/11/23	HUF	1,644,228	USD	4,762	57
JPMorgan Chase Bank	12/11/23	HUF	143,259	USD	395	(15)
JPMorgan Chase Bank	12/11/23	KRW	4,515,516	USD	3,439	(58)
JPMorgan Chase Bank	12/11/23	IDR	44,874,934	USD	2,916	24
JPMorgan Chase Bank	12/12/23	USD	112	THB	4,011	2
JPMorgan Chase Bank	12/12/23	USD	4,336	THB	150,709	(48)
JPMorgan Chase Bank	12/13/23	USD	49	CNY	360	1
JPMorgan Chase Bank	12/13/23	CNY	38,421	USD	5,253	(145)
JPMorgan Chase Bank	12/14/23	USD	128	PEN	487	3
JPMorgan Chase Bank	12/14/23	USD	359	ILS	1,335	—
JPMorgan Chase Bank	12/14/23	EUR	1,215	HUF	462,450	(3)
JPMorgan Chase Bank	12/14/23	PEN	17,051	USD	4,559	(7)
JPMorgan Chase Bank	12/14/23	HUF	448,485	EUR	1,179	4
JPMorgan Chase Bank	12/14/23	KRW	1,916,901	USD	1,489	5
JPMorgan Chase Bank	12/20/23	CNY	399	USD	55	(1)
JPMorgan Chase Bank	12/20/23	USD	456	PLN	2,000	45
JPMorgan Chase Bank	12/20/23	EUR	525	CZK	12,870	4
JPMorgan Chase Bank	12/20/23	USD	705	CLP	656,839	52
JPMorgan Chase Bank	12/20/23	USD	718	GHS	8,728	6
JPMorgan Chase Bank	12/20/23	USD	886	TRY	25,930	1
JPMorgan Chase Bank	12/20/23	USD	1,143	IDR	18,226,890	31
JPMorgan Chase Bank	12/20/23	EUR	1,292	PLN	5,786	39
JPMorgan Chase Bank	12/20/23	USD	1,406	CZK	32,420	48
JPMorgan Chase Bank	12/20/23	RON	2,150	USD	457	(15)
JPMorgan Chase Bank	12/20/23	MYR	2,198	USD	470	(3)
JPMorgan Chase Bank	12/20/23	USD	2,619	THB	95,278	94
JPMorgan Chase Bank	12/20/23	EUR	2,988	USD	3,212	(50)
JPMorgan Chase Bank	12/20/23	USD	269	MYR	1,266	3
JPMorgan Chase Bank	12/20/23	USD	3,459	MYR	16,006	(19)
JPMorgan Chase Bank	12/20/23	USD	3,733	ZAR	71,792	50
JPMorgan Chase Bank	12/20/23	USD	536	ZAR	10,058	(6)
JPMorgan Chase Bank	12/20/23	PLN	4,814	EUR	1,045	(65)
JPMorgan Chase Bank	12/20/23	PLN	5,670	USD	1,296	(125)
JPMorgan Chase Bank	12/20/23	USD	10,225	TWD	330,010	362
JPMorgan Chase Bank	12/20/23	USD	12,242	MXN	217,738	260
JPMorgan Chase Bank	12/20/23	THB	31,944	USD	904	(5)
JPMorgan Chase Bank	12/20/23	ZAR	10,145	USD	540	5
JPMorgan Chase Bank	12/20/23	ZAR	41,232	USD	2,161	(12)
JPMorgan Chase Bank	12/20/23	CZK	64,830	EUR	2,634	(31)
JPMorgan Chase Bank	12/20/23	CZK	126,660	USD	5,682	1
JPMorgan Chase Bank	12/20/23	CZK	12,860	USD	557	(19)
JPMorgan Chase Bank	12/20/23	COP	6,324,310	USD	1,557	3
JPMorgan Chase Bank	12/20/23	COP	12,833,387	USD	3,108	(45)
JPMorgan Chase Bank	12/20/23	IDR	27,043,490	USD	1,772	30

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	12/22/23	USD	1,353	KRW	1,763,198	$10
JPMorgan Chase Bank	12/22/23	USD	1,456	MYR	6,784	2
JPMorgan Chase Bank	12/28/23	USD	730	KZT	362,280	54
JPMorgan Chase Bank	01/16/24	USD	63	ZAR	1,215	1
JPMorgan Chase Bank	01/16/24	USD	98	ZAR	1,845	(1)
JPMorgan Chase Bank	01/16/24	USD	219	HUF	80,365	11
JPMorgan Chase Bank	01/16/24	USD	3,192	PHP	181,026	77
JPMorgan Chase Bank	01/16/24	PLN	8,591	USD	1,967	(184)
JPMorgan Chase Bank	01/16/24	HUF	320,188	USD	860	(53)
JPMorgan Chase Bank	01/16/24	ZAR	4,936	USD	262	2
JPMorgan Chase Bank	01/16/24	ZAR	470,281	USD	23,916	(810)
JPMorgan Chase Bank	01/17/24	USD	2,770	EUR	2,550	18
JPMorgan Chase Bank	01/19/24	EUR	935	RON	4,664	2
JPMorgan Chase Bank	01/19/24	USD	1,233	IDR	19,350,458	12
JPMorgan Chase Bank	01/19/24	EUR	1,595	USD	1,696	(48)
JPMorgan Chase Bank	01/19/24	USD	1,695	EUR	1,595	49
JPMorgan Chase Bank	01/19/24	RON	6,622	EUR	1,328	(3)
JPMorgan Chase Bank	01/19/24	IDR	10,282,982	USD	664	2
JPMorgan Chase Bank	01/23/24	MYR	6,431	USD	1,358	(28)
JPMorgan Chase Bank	01/24/24	IDR	206,625,817	USD	13,135	(166)
JPMorgan Chase Bank	01/26/24	USD	804	COP	3,317,432	5
JPMorgan Chase Bank	01/26/24	COP	761,933	USD	188	3
JPMorgan Chase Bank	02/05/24	PHP	890	USD	16	—
JPMorgan Chase Bank	02/05/24	USD	3,293	PHP	187,143	88
JPMorgan Chase Bank	02/05/24	IDR	1,258,185	USD	81	—
JPMorgan Chase Bank	02/05/24	IDR	81,418,720	USD	5,227	(14)
JPMorgan Chase Bank	02/09/24	USD	943	UYU	38,140	23
JPMorgan Chase Bank	02/09/24	USD	1,110	INR	92,735	—
JPMorgan Chase Bank	02/12/24	USD	733	MXN	13,084	12
JPMorgan Chase Bank	02/12/24	USD	358	MXN	6,235	(3)
JPMorgan Chase Bank	02/12/24	PLN	1,924	USD	462	(20)
JPMorgan Chase Bank	02/12/24	USD	2,811	RON	13,141	74
JPMorgan Chase Bank	02/12/24	USD	2,914	IDR	44,874,934	(26)
JPMorgan Chase Bank	02/12/24	USD	5,479	PLN	22,992	276
JPMorgan Chase Bank	02/12/24	ZAR	17,504	USD	949	31
JPMorgan Chase Bank	02/12/24	USD	27,778	ZAR	514,852	(769)
JPMorgan Chase Bank	02/12/24	MXN	3,718	USD	214	2
JPMorgan Chase Bank	02/12/24	MXN	204,843	USD	11,595	(61)
JPMorgan Chase Bank	02/20/24	USD	1,727	PHP	96,394	12
JPMorgan Chase Bank	02/20/24	USD	3,386	HUF	1,215,127	65
JPMorgan Chase Bank	02/20/24	USD	220	HUF	76,760	(2)
JPMorgan Chase Bank	02/20/24	BRL	4,866	USD	990	12
JPMorgan Chase Bank	02/20/24	USD	8,376	BRL	41,494	(34)
JPMorgan Chase Bank	02/20/24	USD	14,234	KRW	18,510,104	95
JPMorgan Chase Bank	02/20/24	KRW	107,440	USD	84	—
JPMorgan Chase Bank	02/20/24	HUF	138,157	USD	395	3
JPMorgan Chase Bank	02/20/24	CLP	267,058	USD	294	(12)
JPMorgan Chase Bank	03/04/24	USD	1,022	PHP	56,436	(4)
JPMorgan Chase Bank	03/04/24	PHP	3,746	USD	68	—

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/04/24	USD	7,338	CNY	52,016	$25
JPMorgan Chase Bank	03/11/24	USD	4,717	HUF	1,644,228	(57)
JPMorgan Chase Bank	03/11/24	BRL	76,636	USD	15,549	172
JPMorgan Chase Bank	03/11/24	KRW	3,677,945	USD	2,862	12
JPMorgan Chase Bank	03/20/24	USD	838	GHS	9,865	(72)
Merrill Lynch	12/04/23	USD	3,751	BRL	18,438	(13)
Merrill Lynch	12/20/23	USD	611	TWD	19,670	20
Merrill Lynch	12/20/23	PEN	2,960	USD	797	4
Merrill Lynch	12/20/23	USD	3,980	CLP	3,766,300	355
Merrill Lynch	12/20/23	CNY	11,950	USD	1,643	(38)
Merrill Lynch	12/20/23	INR	53,530	USD	640	(1)
Merrill Lynch	12/20/23	MXN	54,480	USD	3,090	(38)
Midland Walwyn Capital Inc.	12/06/23	PLN	9,177	EUR	2,047	(66)
Midland Walwyn Capital Inc.	12/07/23	USD	2,904	KRW	3,830,830	64
Midland Walwyn Capital Inc.	12/20/23	EUR	234	PLN	1,045	6
Midland Walwyn Capital Inc.	12/20/23	USD	239	KRW	322,672	11
Midland Walwyn Capital Inc.	12/20/23	USD	297	MYR	1,381	(1)
Midland Walwyn Capital Inc.	12/20/23	MYR	1,286	USD	276	(1)
Midland Walwyn Capital Inc.	12/20/23	USD	1,818	IDR	28,059,830	(11)
Midland Walwyn Capital Inc.	12/20/23	USD	1,885	ZAR	34,805	(51)
Midland Walwyn Capital Inc.	12/20/23	USD	2,685	THB	94,495	6
Midland Walwyn Capital Inc.	12/20/23	USD	4,086	MXN	71,647	29
Midland Walwyn Capital Inc.	12/20/23	THB	5,541	USD	154	(3)
Midland Walwyn Capital Inc.	12/20/23	CNY	13,138	USD	1,808	(40)
Midland Walwyn Capital Inc.	12/20/23	ZAR	26,855	USD	1,476	61
Midland Walwyn Capital Inc.	12/20/23	COP	6,745,964	USD	1,641	(17)
Midland Walwyn Capital Inc.	12/20/23	IDR	9,124,865	USD	597	9
Midland Walwyn Capital Inc.	01/12/24	USD	2,974	TWD	94,604	71
Midland Walwyn Capital Inc.	01/23/24	USD	1,371	MYR	6,478	26
Midland Walwyn Capital Inc.	02/06/24	USD	1,404	PHP	78,671	17
Midland Walwyn Capital Inc.	02/09/24	UYU	91,828	USD	2,256	(70)
Morgan Stanley	12/04/23	BRL	7,906	USD	1,571	(32)
Morgan Stanley	12/04/23	USD	25,865	BRL	128,870	263
Morgan Stanley	12/05/23	EUR	264	USD	282	(6)
Morgan Stanley	12/05/23	USD	2,194	EUR	2,036	27
Morgan Stanley	12/06/23	USD	2,263	MXN	40,809	85
Morgan Stanley	12/06/23	PLN	5,262	EUR	1,209	—
Morgan Stanley	12/07/23	THB	44,673	USD	1,281	10
Morgan Stanley	12/20/23	USD	222	COP	908,331	1
Morgan Stanley	12/20/23	USD	328	THB	11,875	11
Morgan Stanley	12/20/23	USD	446	IDR	6,908,802	(1)
Morgan Stanley	12/20/23	USD	1,826	MXN	31,948	9
Morgan Stanley	12/20/23	EUR	1,320	PLN	6,009	64
Morgan Stanley	12/20/23	EUR	1,210	PLN	5,274	—
Morgan Stanley	12/20/23	USD	1,539	ZAR	29,984	41
Morgan Stanley	12/20/23	USD	2,816	ZAR	52,796	(34)
Morgan Stanley	12/20/23	PLN	14,655	EUR	3,296	(73)
Morgan Stanley	12/20/23	ZAR	43,588	USD	2,329	32
Morgan Stanley	12/20/23	MXN	37,943	USD	2,186	8

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	12/20/23	MXN	42,074	USD	2,407	$(9)
Morgan Stanley	12/20/23	CLP	357,222	USD	378	(33)
Morgan Stanley	12/22/23	KRW	1,812,710	USD	1,400	(2)
Morgan Stanley	01/04/24	USD	1,036	EUR	946	(2)
Morgan Stanley	01/10/24	HKD	101,000	USD	12,946	10
Morgan Stanley	01/18/24	GBP	6,400	USD	7,995	(109)
Morgan Stanley	01/18/24	PEN	10,853	USD	2,898	(6)
Morgan Stanley	01/22/24	USD	1,372	SGD	1,866	30
Morgan Stanley	01/22/24	USD	2,782	ZAR	51,387	(82)
Morgan Stanley	01/22/24	KRW	1,800,226	USD	1,390	(1)
Morgan Stanley	01/23/24	EUR	900	USD	966	(18)
Morgan Stanley	01/23/24	USD	5,879	EUR	5,400	27
Morgan Stanley	01/23/24	JPY	102,000	USD	685	(11)
Morgan Stanley	02/29/24	ZAR	75,000	USD	4,048	120
Morgan Stanley	04/03/24	USD	26,658	BRL	132,425	(151)
SCB Securities	12/07/23	USD	1,403	THB	50,051	21
SCB Securities	12/08/23	USD	1,461	MYR	6,753	(12)
SCB Securities	12/08/23	TWD	46,560	USD	1,495	4
SCB Securities	12/11/23	USD	8,305	CNY	59,171	4
SCB Securities	12/20/23	USD	280	MYR	1,322	4
SCB Securities	12/20/23	USD	344	CNY	2,510	9
SCB Securities	12/20/23	USD	896	IDR	14,275,187	24
SCB Securities	12/20/23	MYR	3,339	USD	717	—
SCB Securities	02/08/24	USD	1,423	INR	118,697	(2)
SCB Securities	02/20/24	CNY	21,448	USD	2,980	(54)
Standard Bank	12/04/23	BRL	43,247	USD	8,774	6
Standard Bank	12/04/23	EUR	45,040	USD	48,031	(1,112)
Standard Bank	12/07/23	EUR	5,325	USD	5,751	(60)
Standard Bank	12/20/23	USD	713	MXN	13,178	43
Standard Bank	12/20/23	USD	1,379	GHS	16,214	(34)
Standard Bank	12/20/23	USD	4,293	EUR	4,030	107
Standard Bank	12/20/23	USD	4,309	PEN	16,063	(8)
Standard Bank	12/20/23	USD	2,139	CZK	47,740	2
Standard Bank	12/20/23	USD	3,476	CZK	77,270	(10)
Standard Bank	12/20/23	USD	5,948	TWD	185,295	(3)
Standard Bank	12/20/23	USD	7,346	IDR	116,749,430	176
Standard Bank	12/20/23	USD	10,672	MYR	49,698	9
Standard Bank	12/20/23	ZAR	11,310	USD	581	(15)
Standard Bank	12/20/23	ZMW	12,916	USD	602	57
Standard Bank	12/20/23	USD	16,097	THB	574,064	249
Standard Bank	12/20/23	USD	17,362	KRW	23,222,070	600
Standard Bank	12/20/23	USD	21,288	PHP	1,191,251	200
Standard Bank	12/20/23	PEN	32,260	USD	8,596	(43)
Standard Bank	12/20/23	CNY	45,929	USD	6,299	(162)
Standard Bank	12/20/23	INR	65,120	USD	782	1
Standard Bank	12/20/23	MYR	24,194	USD	5,208	8
Standard Bank	12/20/23	MYR	42,610	USD	8,978	(180)
Standard Bank	12/20/23	THB	130,966	USD	3,640	(89)
Standard Bank	12/20/23	CLP	306,900	USD	345	(8)

SEI Institutional Investments Trust

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	12/20/23	PHP	505,210	USD	8,911	$(202)
Standard Bank	12/20/23	TWD	689,990	USD	21,585	(550)
Standard Bank	12/20/23	HUF	199,680	USD	573	2
Standard Bank	12/20/23	HUF	2,920,240	USD	8,025	(324)
Standard Bank	12/20/23	COP	6,267,695	USD	1,389	(151)
Standard Bank	12/20/23	IDR	8,072,710	USD	519	(1)
Standard Bank	12/20/23	KRW	11,633,810	USD	8,933	(65)
Standard Bank	01/03/24	EUR	44,450	USD	48,638	73
Standard Bank	03/20/24	USD	556	GHS	6,551	(48)
Standard Bank	03/20/24	NGN	745,278	USD	1,126	384
State Street	12/06/23	USD	1,848	MXN	33,389	73
State Street	12/20/23	USD	695	CLP	655,332	59
State Street	12/20/23	USD	2,452	COP	10,598,570	152
State Street	12/20/23	ZAR	13,096	USD	701	11
State Street	12/20/23	CLP	1,292,781	USD	1,367	(122)
State Street	01/10/24	USD	2,987	CNY	21,252	12
State Street	01/12/24	TWD	94,324	USD	2,948	(88)
U.S. Bancorp	01/23/24	EUR	9,800	USD	10,499	(220)
						$(2,082)

A list of open OTC swap agreements held by the Fund at November 30, 2023, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
ABSA BANK	1-DAY BRL-CDI	10.41% FIXED	Annually	01/02/2025	BRL	40,353	$7	$–	$7
Goldman Sachs	CETIP	10.745%	Annually	01/02/2025	BRL	42,759	38	–	38
Goldman Sachs	CETIP DI NETWORK	10.755%	Annually	01/02/2025	BRL	9,663	9	–	9
JPMorgan Chase	BRL-CDI BRAZIL CETIP	10.80% FIXED	Annually	01/02/2025	BRL	26,592	71	–	71
Merrill Lynch	CETIP	10.7035%	Annually	01/02/2025	BRL	86,993	69	–	69
Citibank	CNY-CNREPOFIX=CFXS	2.0847%	Quarterly	07/04/2025	CNY	183,719	(3)	–	(3)
Goldman Sachs	28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	21,174	(84)	–	(84)
Merrill Lynch	CETIP	10.02%	Annually	01/02/2026	BRL	19,808	4	–	4
Goldman Sachs	28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	63,199	(269)	–	(269)
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	47,000	(214)	–	(214)
Goldman Sachs	28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	35,000	(154)	–	(154)
Citibank	CNY-CNREPOFIX=CFXS	2.4016%	Quarterly	07/04/2028	CNY	85,684	42	–	42
Standard Chartered	6.4485% FIXED	6-MONTH MIBOR	Semi-Annually	11/17/2028	INR	1,416,468	12	–	12
Goldman Sachs	5.47% FIXED	6-MONTH CLICP	Semi-Annually	02/14/2033	CLP	1,301,010	(15)	–	(15)
JPMorgan Chase	5.244%	6-MONTH CLICP	Semi-Annually	08/07/2033	CLP	1,061,160	7	–	7
Citibank	5.85% FIXED	6-MONTH CLICP	Semi-Annually	10/10/2033	CLP	920,000	(55)	–	(55)
							$(535)	$–	$(535)

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Continued)

A list of open centrally cleared swap agreements held by the Fund at November 30, 2023, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
MEX 12/20/2028	1.00%	Quarterly	12/20/2028	$7,200	$(2)	$(2)	$–
SOAF 12/20/2025	1.00%	Quarterly	12/20/2025	4,900	6	(1)	7
					$4	$(3)	$7

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	4.835%	Annually	01/02/2024	BRL	30,017	$(39)	$–	$(39)
1-DAY BRL - CETIP	12.68%	Annually	01/04/2027	BRL	16,495	297	–	297
1-DAY BRL - CETIP	5.76%	Annually	01/02/2024	BRL	12,439	(14)	–	(14)
1-DAY BRL - CETIP	6.455%	Annually	01/02/2025	BRL	4,989	(49)	–	(49)
1-DAY BRL - CETIP	6.77%	Annually	01/02/2025	BRL	5,570	(51)	–	(51)
1-DAY BRL - CETIP	6.82%	Annually	01/02/2025	BRL	4,671	(42)	–	(42)
1-DAY BRL - CETIP	10.588%	Annually	01/02/2026	BRL	19,997	47	–	47
1-DAY BRL - CETIP	11.57%	Annually	01/02/2026	BRL	13,824	101	–	101
1-DAY BRL - CETIP	11.055%	Annually	01/02/2026	BRL	18,647	78	–	78
1-DAY BRL - CETIP	9.995%	Annually	01/02/2026	BRL	30,504	3	–	3
10.3%	1-DAY BRL - CETIP	Annually	01/02/2029	BRL	6,866	(14)	–	(14)
1-DAY BRL - CETIP	10.4275%	Annually	01/02/2031	BRL	8,339	(35)	–	(35)
11.54%	1-DAY BRL - CETIP- CETIP	Annually	01/02/2031	BRL	6,101	121	–	121
1-DAY BROIS + 0 BPS	10.955% FIXED	Annually	01/02/2031	BRL	2,050	12	–	12
1-DAY BRL - CETIP	10.49%	Annually	01/02/2031	BRL	5,339	(18)	–	(18)
1-DAY BRL - CETIP	12.7575%	Annually	01/04/2027	BRL	21,758	395	–	395
1-DAY BRL - CETIP	12.67%	Annually	01/04/2027	BRL	17,527	308	–	308
1-DAY BRL - CETIP	10.17%	Annually	01/04/2027	BRL	10,697	6	–	6
6.12%	CLICP	Semi-Annually	10/24/2033	CLP	1,730,729	(156)	–	(156)
5.56% FIXED	1-DAY CLOIS	Semi-Annually	12/20/2033	CLP	3,700,000	(149)	(137)	(12)
1-DAY CLP - CLOIS	1.36%	Semi-Annually	06/17/2025	CLP	2,668,591	(219)	–	(219)
2.33%	1-DAY CLP - CLOIS	Semi-Annually	06/05/2030	CLP	1,146,740	201	–	201
10.28% FIXED	1-DAY IBRCOL	Quarterly	06/02/2025	COP	8,586,665	(13)	–	(13)
10.2905% FIXED	IBRCOL	Quarterly	06/07/2025	COP	6,000,000	(10)	–	(10)
4% FIXED	1-DAY GBOIS	Annually	09/20/2053	GBP	3,200	(32)	(72)	40
8.37% FIXED	1-DAY COP- IBR	Quarterly	04/13/2024	COP	15,931,148	52	–	52
9.02%	1-DAY COP- IBR	Quarterly	08/11/2032	COP	2,583,585	(37)	–	(37)
7.14%	1-DAY COP- IBR	Quarterly	01/31/2027	COP	8,187,245	68	–	68
6.395%	1-DAY COP- IBR	Quarterly	01/06/2027	COP	460,499	6	–	6
10.27%	IBRCOL	Quarterly	06/05/2025	COP	8,305,235	(12)	–	(12)
28-DAY MXN - TIIE	8.04%	Monthly	01/07/2028	MXN	34,527	(67)	–	(67)
28-DAY MXN - TIIE	8.1447%	Monthly	01/07/2028	MXN	42,539	(74)	–	(74)
28-DAY MXN - TIIE	8.57934809%	Monthly	02/03/2028	MXN	54,682	(47)	(5)	(42)
28-DAY MXN - TIIE	8.935%	Monthly	08/17/2028	MXN	31,740	–	–	–
28-DAY MXN - TIIE	8.905%	Monthly	08/17/2028	MXN	31,740	(2)	–	(2)
7.64%	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	38,803	152	–	152
9.77%	28-DAY MXN - TIIE	Monthly	10/08/2038	MXN	33,236	(130)	–	(130)
28-DAY MXN - TIIE	9.26%	Monthly	10/30/2028	MXN	32,605	27	–	27
10.0455% FIXED	28-DAY MXN - TIIE	Monthly	03/20/2025	MXN	73,665	31	–	31
6.82%	28-DAY MXN - TIIE	Monthly	09/10/2029	MXN	27,850	145	–	145
6.9225%	28-DAY MXN - TIIE	Monthly	08/31/2029	MXN	30,802	151	–	151
9.33% FIXED	28-DAY MXN - TIIE	Monthly	03/25/2026	MXN	85,468	44	–	44
8.19% FIXED	3-MONTH JIBAR	Quarterly	11/23/2028	ZAR	167,550	47	–	47

SEI Institutional Investments Trust

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
4.705%	6-MONTH WIBOR	Annually	08/01/2033	PLN	16,900	$33	$2	$31
6-MONTH WIBOR	5.262%	Semi-Annually	08/01/2025	PLN	39,500	(13)	1	(14)
3.16850%	6-MONTH EURIBOR	Semi-Annually	12/20/2033	EUR	3,000	(64)	–	(64)
CZK - 6-MONTH PRIBOR	4.353%	Semi-Annually	01/23/2028	CZK	31,545	6	–	6
6-MONTH PRIBOR	5.325%	Semi-Annually	07/31/2025	CZK	119,638	2	–	2
6-MONTH PRIBOR	4.39%	Semi-Annually	10/12/2028	CZK	76,631	38	–	38
6-MONTH PRIBOR	4.295%	Semi-Annually	10/16/2028	CZK	14,187	5	–	5
5.1975% FIXED	6-MONTH WIBOR	Annually	05/15/2033	PLN	2,364	(18)	–	(18)
5.22% FIXED	6-MONTH WIBOR	Annually	05/15/2033	PLN	2,364	(19)	–	(19)
4.965%	6-MONTH WIBOR	Annually	06/29/2028	PLN	3,238	(7)	–	(7)
4.99%	6-MONTH WIBOR	Annually	10/02/2033	PLN	3,903	(15)	–	(15)
5.01%	6-MONTH WIBOR	Annually	10/03/2033	PLN	5,290	(22)	–	(22)
4.76%	6-MONTH WIBOR	Annually	10/10/2028	PLN	5,406	(5)	–	(5)
4.505%	6-MONTH WIBOR	Annually	11/07/2028	PLN	7,513	13	–	13
4.717%	6-MONTH WIBOR	Annually	12/01/2028	PLN	7,338	(2)	–	(2)
5.605% FIXED	6-MONTH WIBOR	Annually	04/17/2033	PLN	4,685	(71)	–	(71)
HUF - BUBOR	9.68%	Semi-Annually	08/16/2025	HUF	1,173,297	67	–	67
MXN-TIIE-BANXICO 28	9.69%	Monthly	07/18/2025	MXN	337,200	(174)	–	(174)
HUF - BUBOR	9.7167%	Semi-Annually	08/15/2025	HUF	1,783,811	103	–	103
HUF - BUBOR	9.7295%	Semi-Annually	08/18/2025	HUF	1,074,039	63	–	63
HUF - BUBOR	9.8%	Semi-Annually	08/17/2025	HUF	2,124,412	131	–	131
HUF - BUBOR	9.8%	Semi-Annually	08/17/2025	HUF	284,192	18	–	18
6-MONTH HUF - BUBOR	7.991% FIXED	Semi-Annually	11/20/2025	HUF	2,123,700	16	–	16
6-MONTH HUF - BUBOR	7.04% FIXED	Semi-Annually	09/26/2028	HUF	970,900	60	–	60
7-DAY CHINA FIXING REPO RATES (CNRR007)	2.302%	Quarterly	08/29/2028	CNY	23,300	(17)	–	(17)
7-DAY CHINA FIXING REPO RATES (CNRR007)	2.283%	Quarterly	08/16/2028	CNY	22,800	(9)	–	(9)
7.51% FIXED	1-DAY CLP - CLOIS	Semi-Annually	04/13/2025	CLP	2,122,536	(36)	–	(36)
6-MONTH PRIBOR ONTH FLOATING	4.7697% FIXED	Semi-Annually	10/06/2028	CZK	93,432	115	–	115
6-MONTH PRIBOR FLOATING	4.7707% FIXED	Semi-Annually	10/06/2028	CZK	46,716	58	–	58
6-MONTH PRIBOR ONTH FLOATING	4.7895% FIXED	Semi-Annually	10/06/2028	CZK	92,037	117	–	117
6-MONTH PRIBOR	4.17% FIXED	Semi-Annually	11/21/2028	CZK	89,400	8	–	8
6-MONTH PRIBOR	4% FIXED	Semi-Annually	11/22/2033	CZK	52,735	(8)	–	(8)
6-MONTH PRIBOR	3.965% FIXED	Semi-Annually	11/23/2033	CZK	46,765	(13)	6	(19)
6-MONTH PRIBOR	4.07% FIXED	Semi-Annually	11/22/2028	CZK	89,400	(10)	–	(10)
6-MONTH PRIBOR	4.7197% FIXED	Semi-Annually	10/09/2028	CZK	46,716	53	–	53
9.49% FIXED	28-DAY MXN - TIIE	Monthly	09/16/2033	MXN	120,872	(288)	–	(288)
4.6573% FIXED	6-MONTH WIBOR FLOATING	Annually	10/06/2028	PLN	9,676	2	–	2
		Annually	10/06/2028	PLN	19,353	3	–	3
4.7798% FIXED	6-MONTH WIBOR	Annually	10/09/2028	PLN	9,676	(10)	–	(10)
						$1,192	$(205)	$1,397

Percentages are based on Net Assets of $1,774,058 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $230,857 ($ Thousands), representing 13.0% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Zero coupon security.

(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)

Security considered restricted, excluding 144A. The total market value of such securities as of November 30, 2023 was $5,990 ($ Thousands) and represented 0.3% of the Net Assets of the Fund. See table below for acquisition dates and acquisition cost.

(F)	Perpetual security with no stated maturity date.
(G)	Security is in default on interest payment.
(H)	Interest rate represents the security's effective yield at the time of purchase.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Emerging Markets Debt Fund (Concluded)

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	1,663,371	–	1,663,371
U.S. Treasury Obligations	–	44,806	–	44,806
Total Investments in Securities	–	1,708,177	–	1,708,177

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,204	–	–	1,204
Unrealized Depreciation	(320)	–	–	(320)
Forward Contracts*
Unrealized Appreciation	–	13,867	–	13,867
Unrealized Depreciation	–	(15,949)	–	(15,949)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	259	–	259
Unrealized Depreciation	–	(794)	–	(794)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	7	–	7
Interest Rate Swaps*
Unrealized Appreciation	–	3,241	–	3,241
Unrealized Depreciation	–	(1,844)	–	(1,844)
Total Other Financial Instruments	884	(1,213)	–	(329)

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Liquidity Fund, LP	$1,238	$4,728	$(5,965)	$(1)	$—	$—	$7	$—

Amounts designated as “—” are $0 or have been rounded to $0.

A list of the restricted securities, excluding 144a, held by the Fund at November 30, 2023, is as follows:

Description	Face Amount ($ Thousands)	Acquisition Date	Cost ($ Thousands)	Market Value ($ Thousands)
Global Bond
Neon Capital	$257,369	7/25/2019	$2,134	$1,567
Petroleos de Venezuela	3,202	10/5/2017	1,077	433
Petroleos de Venezuela	1,620	2/10/2017	607	186
Petroleos de Venezuela	7,825	2/9/2017	2,409	903
Petroleos de Venezuela	8,821	9/15/2016	2,124	1,059
Petroleos de Venezuela	1,777	3/30/2016	684	213
Petroleos de Venezuela	7,900	9/23/2014	4,665	948
Venezuela Government International Bond	4,151	11/8/2017	1,070	665
Vnesheconombank Via VEB Finance	240	9/28/2011	245	16
			$15,015	$5,990

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Real Return Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 98.6%
U.S. Treasury Inflation-Protected Securities
3.625%, 04/15/2028	$7,110	$7,494
2.375%, 01/15/2025	11,758	11,623
2.375%, 01/15/2027	7,283	7,268
2.375%, 10/15/2028	10,035	10,143
2.000%, 01/15/2026	7,537	7,423
1.750%, 01/15/2028	7,102	6,945
1.625%, 10/15/2027	18,504	18,085
1.250%, 04/15/2028	18,505	17,713
0.750%, 07/15/2028	14,818	13,910
0.625%, 01/15/2026	15,972	15,292
0.500%, 01/15/2028	17,001	15,811
0.375%, 07/15/2025	18,999	18,280
0.375%, 01/15/2027	14,811	13,897
0.375%, 07/15/2027	16,343	15,291
0.250%, 01/15/2025	17,313	16,716
0.125%, 04/15/2025	13,803	13,228
0.125%, 10/15/2025	16,817	16,043
0.125%, 10/15/2025	8	8
0.125%, 04/15/2026	12,958	12,210
0.125%, 07/15/2026	15,916	15,005
0.125%, 10/15/2026	17,992	16,884
0.125%, 04/15/2027	18,380	17,024

Total U.S. Treasury Obligations
(Cost $302,300) ($ Thousands)		286,293

Total Investments in Securities — 98.6%
(Cost $302,300) ($ Thousands)		$286,293

Percentages are based on Net Assets of $290,418 ($ Thousands).

As of November 30, 2023, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Limited Duration Bond Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 35.5%
U.S. Treasury Bills
6.651%, 04/18/2024 (A)	$6,750	$6,615
5.467%, 04/25/2024 (A)	27,450	26,874
U.S. Treasury Notes
5.000%, 10/31/2025	7,745	7,780
4.875%, 11/30/2025	127,755	128,154
4.625%, 11/15/2026	77,675	78,009
4.375%, 11/30/2028	640	642
4.000%, 12/15/2025	126,610	124,924
3.250%, 06/30/2027	6,290	6,052
2.125%, 05/15/2025	53,530	51,420
1.750%, 12/31/2024	33,975	32,766
1.250%, 12/31/2026	46,580	42,381
0.500%, 03/31/2025	94,005	88,570
0.500%, 02/28/2026	114,680	104,722
0.250%, 09/30/2025	134,830	124,270

Total U.S. Treasury Obligations
(Cost $827,271) ($ Thousands)		823,179

CORPORATE OBLIGATIONS — 24.6%
Communication Services — 1.4%
AT&T
2.300%, 06/01/2027	2,000	1,820
Netflix
5.875%, 02/15/2025	915	918
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (B)	900	887
4.738%, 03/20/2025 (B)	309	307

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Take-Two Interactive Software
3.300%, 03/28/2024	$45	$45
T-Mobile USA
3.750%, 04/15/2027	640	610
2.250%, 02/15/2026	15,665	14,644
Verizon Communications
3.376%, 02/15/2025	9,695	9,460
Warnermedia Holdings
3.755%, 03/15/2027	3,900	3,680

		32,371

Consumer Discretionary — 1.4%
Hyundai Capital America
5.800%, 06/26/2025 (B)	12,060	12,057
Volkswagen Group of America Finance LLC
5.800%, 09/12/2025 (B)	13,325	13,348
YMCA of Greater New York
2.303%, 08/01/2026	7,980	7,271

		32,676

Consumer Staples — 1.0%
BAT Capital
3.557%, 08/15/2027	1,736	1,625
3.222%, 08/15/2024	499	490
Bayer US Finance II LLC
4.375%, 12/15/2028 (B)	245	227
4.250%, 12/15/2025 (B)	580	559
3.875%, 12/15/2023 (B)	745	744
Bayer US Finance LLC
6.250%, 01/21/2029 (B)	1,445	1,451
Bon Secours Mercy Health
3.382%, 11/01/2025	927	890
CommonSpirit Health
2.760%, 10/01/2024	460	447
1.547%, 10/01/2025	11,740	10,851
Community Health Network
4.237%, 05/01/2025	2,815	2,755
Imperial Brands Finance PLC
4.250%, 07/21/2025 (B)	1,035	1,010
JBS USA LUX
5.125%, 02/01/2028	1,270	1,233
3.000%, 02/02/2029	1,025	876

		23,158

Energy — 0.2%
Energy Transfer
5.950%, 12/01/2025	748	750
4.250%, 04/01/2024	250	248
Petroleos Mexicanos
6.700%, 02/16/2032	1,089	850

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	$1,500	$1,458

		3,306

Financials — 14.7%
American Express
2.250%, 03/04/2025	2,485	2,386
Athene Global Funding
6.101%, SOFRINDX + 0.700%, 05/24/2024 (B)(C)	920	918
2.514%, 03/08/2024 (B)	575	569
Avolon Holdings Funding
3.250%, 02/15/2027 (B)	990	895
2.750%, 02/21/2028 (B)	580	504
2.528%, 11/18/2027 (B)	133	115
Bank of America
3.419%, TSFR3M + 1.302%, 12/20/2028 (C)	5,429	4,987
Bank of America MTN
3.705%, TSFR3M + 1.774%, 04/24/2028 (C)	1,361	1,279
3.384%, SOFRRATE + 1.330%, 04/02/2026 (C)	16,390	15,832
2.551%, SOFRRATE + 1.050%, 02/04/2028 (C)	2,500	2,278
1.319%, SOFRRATE + 1.150%, 06/19/2026 (C)	2,215	2,062
Bank of Montreal
3.750%, 07/25/2025 (B)	14,719	14,358
Bank of New York Mellon MTN
3.442%, TSFR3M + 1.331%, 02/07/2028 (C)	1,165	1,098
Bank of Nova Scotia MTN
3.450%, 04/11/2025	14,580	14,165
Canadian Imperial Bank of Commerce
3.300%, 04/07/2025	15,105	14,623
Citibank
5.864%, 09/29/2025	19,680	19,855
Citigroup
6.072%, SOFRRATE + 0.686%, 10/30/2024 (C)	1,165	1,164
3.520%, TSFR3M + 1.413%, 10/27/2028 (C)	1,645	1,530
1.462%, SOFRRATE + 0.770%, 06/09/2027 (C)	4,485	4,038
Corebridge Financial
3.500%, 04/04/2025	7,110	6,890
Discover Bank
2.450%, 09/12/2024	987	957
DNB Bank
0.856%, H15T1Y + 0.330%, 09/30/2025 (B)(C)	1,235	1,184

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
F&G Global Funding
0.900%, 09/20/2024 (B)	$11,374	$10,869
Federation des Caisses Desjardins du Quebec
4.850%, 10/14/2025 (B)	15,400	15,318
GA Global Funding Trust
3.850%, 04/11/2025 (B)	4,101	3,994
General Electric MTN
6.034%, TSFR3M + 0.642%, 05/05/2026 (C)	330	329
Global Payments
2.150%, 01/15/2027	1,725	1,555
Goldman Sachs Group
1.542%, SOFRRATE + 0.818%, 09/10/2027 (C)	3,205	2,855
Guardian Life Global Funding
5.737%, 10/02/2028 (B)	2,925	3,008
HSBC Holdings PLC
2.013%, SOFRRATE + 1.732%, 09/22/2028 (C)	750	654
0.976%, SOFRRATE + 0.708%, 05/24/2025 (C)	4,490	4,374
Huntington National Bank
4.008%, SOFRRATE + 1.205%, 05/16/2025 (C)	10,062	9,842
ING Groep
3.869%, SOFRRATE + 1.640%, 03/28/2026 (C)	1,230	1,196
Jackson National Life Global Funding
1.750%, 01/12/2025 (B)	6,055	5,748
JPMorgan Chase
2.182%, SOFRRATE + 1.890%, 06/01/2028 (C)	2,000	1,795
1.578%, SOFRRATE + 0.885%, 04/22/2027 (C)	2,143	1,951
1.561%, SOFRRATE + 0.605%, 12/10/2025 (C)	11,845	11,308
1.045%, SOFRRATE + 0.800%, 11/19/2026 (C)	857	783
1.040%, TSFR3M + 0.695%, 02/04/2027 (C)	4,420	4,009
Lloyds Banking Group PLC
1.627%, H15T1Y + 0.850%, 05/11/2027 (C)	3,810	3,439
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	2,500	2,368
Metropolitan Life Global Funding I MTN
5.050%, 01/06/2028 (B)	2,000	1,980
Morgan Stanley
1.593%, SOFRRATE + 0.879%, 05/04/2027 (C)	1,770	1,605
0.985%, SOFRRATE + 0.720%, 12/10/2026 (C)	3,775	3,421

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
2.188%, SOFRRATE + 1.990%, 04/28/2026 (C)	$15,214	$14,466
Morgan Stanley Bank
4.754%, 04/21/2026	9,570	9,451
National Securities Clearing
5.050%, 11/21/2024 (B)	7,700	7,660
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (B)(C)	2,035	1,849
Nationwide Mutual Insurance
7.961%, TSFR1M + 2.290%, 12/15/2024 (B)(C)	1,000	999
New York Life Global Funding MTN
3.150%, 06/06/2024 (B)	12,615	12,456
PNC Financial Services Group
6.615%, SOFRRATE + 1.730%, 10/20/2027 (C)	710	727
5.582%, SOFRRATE + 1.841%, 06/12/2029 (C)	2,055	2,040
Royal Bank of Canada MTN
1.600%, 01/21/2025	15,205	14,579
Santander UK Group Holdings PLC
1.089%, SOFRRATE + 0.787%, 03/15/2025 (C)	3,480	3,422
State Street
5.272%, 08/03/2026	14,155	14,148
Toronto-Dominion Bank
3.815%, 07/25/2025 (B)	8,495	8,292
UBS Group
4.194%, SOFRRATE + 3.730%, 04/01/2031 (B)(C)	2,940	2,639
3.869%, SOFRRATE + 1.410%, 01/12/2029 (B)(C)	770	709
2.593%, SOFRRATE + 1.560%, 09/11/2025 (B)(C)	2,210	2,148
1.494%, H15T1Y + 0.850%, 08/10/2027 (B)(C)	1,575	1,399
1.364%, H15T1Y + 1.080%, 01/30/2027 (B)(C)	385	348
1.305%, SOFRINDX + 0.980%, 02/02/2027 (B)(C)	1,710	1,543
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (C)	325	335
4.653%, SOFRRATE + 1.230%, 02/01/2029 (C)	2,215	2,125
Wells Fargo MTN
5.574%, SOFRRATE + 1.740%, 07/25/2029 (C)	3,110	3,105
2.406%, TSFR3M + 1.087%, 10/30/2025 (C)	15,700	15,187

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.393%, SOFRRATE + 2.100%, 06/02/2028 (C)	$2,000	$1,797
2.164%, TSFR3M + 1.012%, 02/11/2026 (C)	4,145	3,958
Wells Fargo Bank
5.550%, 08/01/2025	11,665	11,700
Willis North America
4.650%, 06/15/2027	615	599

		341,769

Health Care — 1.7%
AbbVie
3.800%, 03/15/2025	35	34
Amgen
5.150%, 03/02/2028	2,465	2,470
HCA
5.875%, 02/15/2026	1,500	1,503
5.250%, 04/15/2025	465	462
5.000%, 03/15/2024	610	608
3.125%, 03/15/2027	1,000	927
Humana
5.700%, 03/13/2026	600	600
3.850%, 10/01/2024	1,500	1,476
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	18,430	18,302
Revvity
0.850%, 09/15/2024	1,170	1,125
Thermo Fisher Scientific
1.215%, 10/18/2024	13,070	12,578

		40,085

Industrials — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/2026	255	232
1.650%, 10/29/2024	650	624
Air Lease
3.375%, 07/01/2025	400	384
2.200%, 01/15/2027	770	690
BAE Systems Holdings
3.850%, 12/15/2025 (B)	625	605
Boeing
1.433%, 02/04/2024	680	675

		3,210

Information Technology — 1.2%
Hewlett Packard Enterprise
5.900%, 10/01/2024	14,995	14,993
Oracle
2.800%, 04/01/2027	1,000	929
1.650%, 03/25/2026	1,865	1,718

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
VMware
1.000%, 08/15/2024	$10,855	$10,500

		28,140

Materials — 0.2%
Amcor Flexibles North America
4.000%, 05/17/2025	1,165	1,136
Berry Global
5.500%, 04/15/2028 (B)	765	753
4.875%, 07/15/2026 (B)	1,000	968
International Flavors & Fragrances
2.300%, 11/01/2030 (B)	440	349
1.832%, 10/15/2027 (B)	2,490	2,138

		5,344

Real Estate — 0.9%
American Tower
5.250%, 07/15/2028	2,500	2,479
3.600%, 01/15/2028	175	163
Crown Castle
3.800%, 02/15/2028	2,000	1,862
Digital Realty Trust
3.600%, 07/01/2029	615	555
Extra Space Storage
5.700%, 04/01/2028	1,195	1,197
4.000%, 06/15/2029	1,230	1,130
3.875%, 12/15/2027	1,625	1,521
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	1,000	957
4.000%, 01/15/2031	1,370	1,172
Healthcare Realty Holdings
3.500%, 08/01/2026	1,625	1,528
Hudson Pacific Properties
5.950%, 02/15/2028	320	264
4.650%, 04/01/2029	655	486
3.950%, 11/01/2027	205	159
3.250%, 01/15/2030	210	141
Kilroy Realty
3.450%, 12/15/2024	920	891
LXP Industrial Trust
6.750%, 11/15/2028	1,690	1,719
Physicians Realty
4.300%, 03/15/2027	1,880	1,802
VICI Properties
5.750%, 02/01/2027 (B)	725	713
4.950%, 02/15/2030	115	107
4.625%, 06/15/2025 (B)	625	608
4.125%, 08/15/2030 (B)	310	270
3.875%, 02/15/2029 (B)	110	98

		19,822

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Utilities — 1.8%
Alliant Energy Finance LLC
5.950%, 03/30/2029 (B)	$1,565	$1,589
1.400%, 03/15/2026 (B)	2,030	1,825
American Electric Power
5.750%, 11/01/2027	550	559
2.031%, 03/15/2024	1,325	1,309
Dominion Energy
3.300%, 03/15/2025	1,570	1,524
Eversource Energy
4.200%, 06/27/2024	11,020	10,915
2.900%, 03/01/2027	2,505	2,317
ITC Holdings
4.950%, 09/22/2027 (B)	2,100	2,072
Jersey Central Power & Light
4.700%, 04/01/2024 (B)	1,545	1,539
Metropolitan Edison
4.000%, 04/15/2025 (B)	315	304
NextEra Energy Capital Holdings
5.749%, 09/01/2025	17,095	17,106
2.940%, 03/21/2024	745	738
Pennsylvania Electric
5.150%, 03/30/2026 (B)	665	658

		42,455

Total Corporate Obligations
(Cost $579,829) ($ Thousands)		572,336

MORTGAGE-BACKED SECURITIES — 23.0%
Agency Mortgage-Backed Obligations — 14.9%
FHLB
2.750%, 03/25/2027	16,360	15,399
2.200%, 02/28/2025	7,815	7,532
FHLMC
5.125%, 01/27/2025	9,000	8,958
4.355%, RFUCCT1Y + 1.474%, 03/01/2037(C)	4	4
4.050%, 07/21/2025	14,825	14,567
4.000%, 12/30/2024	6,275	6,195
3.500%, 02/01/2034 to 05/01/2035	7,226	6,943
2.500%, 09/01/2030 to 11/01/2031	5,290	4,928
0.600%, 10/20/2025	9,805	9,053
FHLMC Multifamily Structured Pass Through Certificates, Ser K048, Cl A2
3.284%, 06/25/2025(C)	500	486
FHLMC Multifamily Structured Pass Through Certificates, Ser K052, Cl A2
3.151%, 11/25/2025	4,450	4,290

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass Through Certificates, Ser K054, Cl A2
2.745%, 01/25/2026	$2,675	$2,551
FHLMC Multifamily Structured Pass Through Certificates, Ser K057, Cl A2
2.570%, 07/25/2026	1,000	943
FHLMC Multifamily Structured Pass Through Certificates, Ser K062, Cl A2
3.413%, 12/25/2026	1,500	1,437
FHLMC Multifamily Structured Pass Through Certificates, Ser K066, Cl A1
2.797%, 12/25/2026	2,755	2,648
FHLMC Multifamily Structured Pass Through Certificates, Ser K076, Cl A1
3.725%, 12/25/2027	186	180
FHLMC Multifamily Structured Pass Through Certificates, Ser K089, Cl A1
3.344%, 10/25/2028	812	776
FHLMC Multifamily Structured Pass Through Certificates, Ser K159, Cl A1
3.950%, 12/25/2029	5,888	5,721
FHLMC Multifamily Structured Pass Through Certificates, Ser KIR1, Cl A2
2.849%, 03/25/2026	2,565	2,441
FHLMC Multifamily Structured Pass Through Certificates, Ser KW01, Cl A2
2.853%, 01/25/2026	1,505	1,441
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
5.795%, SOFR30A + 0.474%, 08/25/2024(C)	155	155
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
5.795%, SOFR30A + 0.474%, 09/25/2027(C)	78	77
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
5.765%, SOFR30A + 0.444%, 09/25/2024(C)	198	198
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
5.755%, SOFR30A + 0.434%, 11/25/2024(C)	162	162
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
5.775%, SOFR30A + 0.454%, 11/25/2027(C)	43	42
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
5.675%, SOFR30A + 0.354%, 01/25/2028(C)	338	333

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
5.835%, SOFR30A + 0.514%, 08/25/2025(C)	$116	$116
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF68, Cl A
5.925%, SOFR30A + 0.604%, 07/25/2026(C)	581	580
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF86, Cl AL
5.725%, SOFR30A + 0.404%, 08/25/2027(C)	338	335
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	253	249
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ31, Cl A1
0.569%, 05/25/2026	93	92
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	368	346
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ37, Cl A1
1.679%, 12/25/2027	2,067	1,876
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	2,965	2,857
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
5.752%, 12MTA + 0.740%, 05/25/2044(C)	385	385
FHLMC REMIC CMO, Ser 2005-2922, Cl FE
5.689%, SOFR30A + 0.364%, 02/15/2035(C)	402	395
FHLMC REMIC CMO, Ser 2005-2990, Cl LK
5.809%, SOFR30A + 0.484%, 10/15/2034(C)	507	504
FHLMC REMIC CMO, Ser 2006-3102, Cl FB
5.739%, SOFR30A + 0.414%, 01/15/2036(C)	158	157
FHLMC REMIC CMO, Ser 2006-3136, Cl KF
5.739%, SOFR30A + 0.414%, 04/15/2036(C)	187	185
FHLMC REMIC CMO, Ser 2009-3616, Cl FG
6.089%, SOFR30A + 0.764%, 03/15/2032(C)	228	227
FHLMC REMIC CMO, Ser 2010-3762, Cl FP
5.889%, SOFR30A + 0.564%, 03/15/2040(C)	33	33
FHLMC REMIC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	89	87

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2011-3895, Cl FM
5.789%, SOFR30A + 0.464%, 12/15/2040(C)	$62	$62
FHLMC REMIC CMO, Ser 2012-4048, Cl GF
5.789%, SOFR30A + 0.464%, 10/15/2040(C)	9	9
FHLMC REMIC CMO, Ser 2012-4094, Cl BF
5.839%, SOFR30A + 0.514%, 08/15/2032(C)	344	344
FHLMC REMIC CMO, Ser 2012-4102, Cl LF
5.689%, SOFR30A + 0.364%, 01/15/2040(C)	52	52
FHLMC REMIC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	150	144
FHLMC REMIC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	115	111
FHLMC REMIC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	883	851
FNMA
4.390%, 07/01/2028	3,870	3,782
3.500%, 09/01/2034	3,385	3,248
3.000%, 10/01/2030 to 02/01/2035	5,368	5,082
2.990%, 01/01/2026(C)	2,121	2,043
2.890%, 12/01/2025	5,195	4,963
2.690%, 06/01/2026	1,435	1,353
2.500%, 02/01/2031 to 11/01/2034	2,941	2,754
2.000%, 04/01/2031	755	690
0.700%, 07/30/2025	6,920	6,454
FNMA REMIC CMO, Ser 2005-83, Cl FP
5.773%, SOFR30A + 0.444%, 10/25/2035(C)	485	476
FNMA REMIC CMO, Ser 2006-31, Cl FP
5.743%, SOFR30A + 0.414%, 05/25/2036(C)	88	86
FNMA REMIC CMO, Ser 2006-56, Cl FE
5.873%, SOFR30A + 0.544%, 07/25/2036(C)	406	399
FNMA REMIC CMO, Ser 2007-98, Cl FD
5.893%, SOFR30A + 0.564%, 06/25/2037(C)	240	234
FNMA REMIC CMO, Ser 2008-24, Cl PF
6.093%, SOFR30A + 0.764%, 02/25/2038(C)	63	63
FNMA REMIC CMO, Ser 2010-43, Cl VF
5.993%, SOFR30A + 0.664%, 05/25/2040(C)	295	290
FNMA REMIC CMO, Ser 2012-111, Cl NF
5.793%, SOFR30A + 0.464%, 05/25/2042(C)	425	412
FNMA REMIC CMO, Ser 2012-113, Cl PB
2.000%, 10/25/2040	431	404

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-54, Cl CF
6.143%, SOFR30A + 0.814%, 05/25/2042(C)	$147	$144
FNMA REMIC CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	116	113
FNMA REMIC CMO, Ser 2016-48, Cl UF
5.843%, SOFR30A + 0.514%, 08/25/2046(C)	175	170
FNMA REMIC CMO, Ser 2019-79, Cl FA
5.943%, SOFR30A + 0.614%, 01/25/2050(C)	402	386
FNMA REMIC CMO, Ser 2020-10, Cl FA
5.943%, SOFR30A + 0.614%, 03/25/2050(C)	1,088	1,047
FNMA TBA
6.000%, 12/15/2038	8,300	8,391
5.500%, 12/15/2038 to 12/15/2053	41,400	41,159
5.000%, 12/15/2038 to 12/15/2053	57,325	55,790
4.500%, 12/15/2038 to 12/15/2053	25,725	24,644
4.000%, 12/14/2039	10,875	9,872
FNMA, Ser M15, Cl A2
2.923%, 10/25/2025(C)	976	938
FNMA, Ser M17, Cl A2
3.003%, 11/25/2025(C)	2,083	2,002
FNMA, Ser M3, Cl A2
2.702%, 02/25/2026	2,577	2,454
FREMF Mortgage Trust, Ser 2014-K37, Cl B
4.754%, 01/25/2047(B)(C)	1,000	995
FRESB Mortgage Trust, Ser SB14, Cl A10F
2.590%, 03/25/2026(C)	1,047	992
FRESB Mortgage Trust, Ser SB15, Cl A10F
2.350%, 03/25/2026(C)	1,619	1,535
FRESB Mortgage Trust, Ser SB17, Cl A10F
2.420%, 05/25/2026(C)	3,001	2,843
FRESB Mortgage Trust, Ser SB50, Cl A10F
3.350%, 04/25/2028(C)	847	795
FRESB Mortgage Trust, Ser SB52, Cl A10F
3.480%, 06/25/2028(C)	5,431	5,126
FRESB Mortgage Trust, Ser SB53, Cl A10F
3.660%, 06/25/2028(C)	4,301	4,065
FRESB Mortgage Trust, Ser SB54, Cl A10F
3.520%, 05/25/2028(C)	1,218	1,144
FRESB Mortgage Trust, Ser SB59, Cl A10F
3.470%, 01/25/2029(C)	328	307
GNMA
3.625%, H15T1Y + 1.500%, 02/20/2041(C)	65	65
3.000%, 01/20/2027	487	473
GNMA CMO, Ser 2007-1, Cl F
5.746%, TSFR1M + 0.414%, 01/20/2037(C)	330	325

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-98, Cl QF
5.846%, TSFR1M + 0.514%, 01/20/2040(C)	$74	$74
GNMA CMO, Ser 2011-151, Cl BF
5.796%, TSFR1M + 0.464%, 04/20/2041(C)	276	268
GNMA CMO, Ser 2012-77, Cl FM
6.114%, TSFR1M + 0.784%, 11/16/2039(C)	351	350
GNMA CMO, Ser 2023-111, Cl FN
6.525%, SOFR30A + 1.200%, 08/20/2053(C)	4,193	4,174
GNMA CMO, Ser 2023-113, Cl FD
6.500%, SOFR30A + 1.350%, 08/20/2053(C)	3,105	3,068
GNMA CMO, Ser 2023-116, Cl FL
6.475%, SOFR30A + 1.150%, 08/20/2053(C)	3,152	3,143
GNMA CMO, Ser 2023-128, Cl CF
6.525%, SOFR30A + 1.200%, 08/20/2053(C)	3,332	3,323
GNMA TBA
5.500%, 12/15/2053	5,225	5,187
5.000%, 12/01/2039	8,200	7,965
4.500%, 12/15/2039	10,375	9,811
GNMA, Ser 109, Cl B
3.313%, 10/16/2041(C)	865	856
GNMA, Ser 157, Cl C
3.150%, 10/16/2054(C)	1,100	1,037
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044(C)	321	315
GNMA, Ser 2010-159, Cl D
4.558%, 09/16/2044(C)	347	338
GNMA, Ser 23, Cl D
3.488%, 07/16/2049(C)	348	326

		346,200
Non-Agency Mortgage-Backed Obligations — 8.1%
Ameriquest Mortgage Securities Asset-Backed Pass-Through, Ser 2005-R9, Cl M1
6.162%, TSFR1M + 0.819%, 11/25/2035(C)	964	926
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
6.495%, TSFR1M + 1.172%, 06/15/2035(B)(C)	357	351
Banc of America Commercial Mortgage Trust, Ser 2017-BNK3, Cl ASB
3.366%, 02/15/2050	949	917
Banc of America Funding Trust, Ser 2014-R6, Cl 2A13
5.699%, 07/26/2036(B)(C)	1,992	1,953

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BANK, Ser 2017-BNK7, Cl ASB
3.265%, 09/15/2060	$2,935	$2,827
BANK, Ser BN14, Cl A2
4.128%, 09/15/2060	337	336
BANK, Ser BN14, Cl ASB
4.185%, 09/15/2060	488	474
BANK, Ser BNK8, Cl ASB
3.314%, 11/15/2050	1,802	1,725
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.578%, TSFR1M + 2.254%, 10/15/2037(B)(C)	1,000	970
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	529	513
BBCMS Trust, Ser BXH, Cl A
6.495%, TSFR1M + 1.172%, 10/15/2037(B)(C)	62	61
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	9,585	9,034
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	268	258
Benchmark Mortgage Trust, Ser B5, Cl A2
4.077%, 07/15/2051	1,287	1,233
Benchmark Mortgage Trust, Ser B9, Cl AAB
3.933%, 03/15/2052	1,575	1,513
BHMS, Ser ATLS, Cl C
7.520%, TSFR1M + 2.197%, 07/15/2035(B)(C)	3,690	3,571
BMO Mortgage Trust, Ser 2022-C3, Cl A1
5.430%, 09/15/2054(C)	1,492	1,470
BOCA Commercial Mortgage Trust, Ser BOCA, Cl A
7.093%, TSFR1M + 1.770%, 05/15/2039(B)(C)	500	496
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
6.090%, TSFR1M + 0.767%, 05/15/2038(B)(C)	1,192	1,169
BX Commercial Mortgage Trust, Ser CIP, Cl A
6.359%, TSFR1M + 1.035%, 12/15/2038(B)(C)	1,250	1,215
BX Commercial Mortgage Trust, Ser VKNG, Cl A
6.367%, TSFR1M + 1.044%, 10/15/2037(B)(C)	984	974
BX Trust, Ser 2021-MFM1, Cl A
6.138%, TSFR1M + 0.814%, 01/15/2034(B)(C)	368	362
BX Trust, Ser CALM, Cl B
6.538%, TSFR1M + 1.214%, 11/15/2032(B)(C)	606	600

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Trust, Ser SDMF, Cl A
6.027%, TSFR1M + 0.703%, 09/15/2034(B)(C)	$1,921	$1,873
BXP Trust, Ser CC, Cl D
3.670%, 08/13/2037(B)(C)	710	513
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
6.440%, TSFR1M + 1.117%, 12/15/2037(B)(C)	815	810
Carrington Mortgage Loan Trust Series, Ser 2006-OPT1, Cl M1
5.982%, TSFR1M + 0.639%, 02/25/2036(C)	1,832	1,785
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	3,949	3,783
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	1,459	1,397
CD Mortgage Trust, Ser CD7, Cl ASB
4.213%, 08/15/2051	376	364
CIM Trust, Ser 2022-I1, Cl A1
4.350%, 02/25/2067(B)(C)	988	942
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
6.807%, TSFR1M + 1.464%, 10/25/2037(B)(C)	5	5
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	547	537
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	1,115	1,113
Citigroup Commercial Mortgage Trust, Ser C4, Cl AAB
3.297%, 10/12/2050	1,464	1,399
Citigroup Commercial Mortgage Trust, Ser GC21, Cl AS
4.026%, 05/10/2047	1,375	1,345
Citigroup Commercial Mortgage Trust, Ser GC36, Cl AAB
3.368%, 02/10/2049	574	559
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	925	895
Citigroup Commercial Mortgage Trust, Ser PRM2, Cl A
6.388%, TSFR1M + 1.064%, 10/15/2038(B)(C)	1,782	1,744
Citigroup Mortgage Loan Trust, Ser 2006-AMC1, Cl A1
5.747%, TSFR1M + 0.404%, 09/25/2036(B)(C)	1,570	1,479

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Cold Storage Trust, Ser 2020-ICE5, Cl A
6.337%, TSFR1M + 1.014%, 11/15/2037(B)(C)	$1,474	$1,461
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	353	349
COMM Mortgage Trust, Ser DC1, Cl AM
3.724%, 02/10/2048	930	865
COMM Mortgage Trust, Ser PC1, Cl A4
3.620%, 07/10/2050	1,033	1,012
Connecticut Avenue Securities Trust, Ser 2022-R08, Cl 1M1
7.878%, SOFR30A + 2.550%, 07/25/2042(B)(C)	1,492	1,529
Connecticut Avenue Securities Trust, Ser 2023-R08, Cl 1M1
6.828%, SOFR30A + 1.500%, 10/25/2043(B)(C)	2,818	2,824
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
6.350%, TSFR1M + 1.027%, 05/15/2036(B)(C)	1,496	1,493
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
6.600%, TSFR1M + 1.277%, 05/15/2036(B)(C)	1,097	1,093
Credit Suisse Mortgage Capital Certificates, Ser ICE4, Cl D
6.970%, TSFR1M + 1.647%, 05/15/2036(B)(C)	2,893	2,869
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	20	20
CSAIL Commercial Mortgage Trust, Ser C15, Cl ASB
3.903%, 03/15/2052	850	817
CSMC Series, Ser 2014-6R, Cl 15A2
2.231%, TSFR1M + 0.264%, 11/27/2036(B)(C)	964	919
CSMC Series, Ser 2015-6R, Cl 2A1
5.987%, TSFR1M + 0.314%, 11/27/2046(B)(C)	1,396	1,366
CSMC Trust, Ser 2022-RPL3, Cl A1
3.738%, 03/25/2061(B)(C)	2,585	2,526
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
6.422%, TSFR1M + 1.099%, 05/15/2035(B)(C)	1,773	1,756
DBJPM Mortgage Trust, Ser C3, Cl ASB
2.756%, 08/10/2049	963	924
Extended Stay America Trust, Ser ESH, Cl A
6.518%, TSFR1M + 1.194%, 07/15/2038(B)(C)	2,079	2,055

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.628%, SOFR30A + 1.300%, 02/25/2042(B)(C)	$806	$805
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.617%, TSFR1M + 0.274%, 11/25/2036(C)	1,056	1,030
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
5.677%, TSFR1M + 0.334%, 12/25/2037(C)	1,738	1,611
First Franklin Mortgage Loan Trust, Ser 2006-FF9, Cl 1A
5.707%, TSFR1M + 0.364%, 06/25/2036(C)	928	911
Fontainebleau Miami Beach Trust, Ser FBLU, Cl B
3.447%, 12/10/2036(B)	3,400	3,267
FS Rialto, Ser 2019-FL1, Cl A
6.644%, TSFR1M + 1.314%, 12/16/2036(B)(C)	728	718
GCAT Trust, Ser 2021-NQM6, Cl A1
1.855%, 08/25/2066(B)(C)	2,623	2,221
Great Wolf Trust, Ser WOLF, Cl A
6.472%, TSFR1M + 1.148%, 12/15/2036(B)(C)	3,400	3,375
Great Wolf Trust, Ser WOLF, Cl B
6.772%, TSFR1M + 1.448%, 12/15/2036(B)(C)	3,500	3,462
Great Wolf Trust, Ser WOLF, Cl C
7.071%, TSFR1M + 1.747%, 12/15/2036(B)(C)	2,690	2,658
GS Mortgage Securities II Trust, Ser 2023-SHIP, Cl A
4.466%, 09/10/2038(B)(C)	6,600	6,325
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,456	1,403
GS Mortgage Securities Trust, Ser GC38, Cl A2
3.872%, 02/10/2052	2,225	2,202
GS Mortgage Securities Trust, Ser GS5, Cl AAB
3.467%, 03/10/2050	758	731
GS Mortgage Securities Trust, Ser GS9, Cl A2
3.839%, 03/10/2051	27	27
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057(B)	623	591
GSAA Home Equity Trust, Ser 2005-6, Cl M1
6.102%, TSFR1M + 0.759%, 06/25/2035(C)	648	633

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GSAA Home Equity Trust, Ser 2007-8, Cl A3
6.357%, TSFR1M + 1.014%, 08/25/2037(C)	$357	$337
Hilton USA Trust, Ser 2016-HHV, Cl D
4.333%, 11/05/2038(B)(C)	2,430	2,236
Houston Galleria Mall Trust, Ser HGLR, Cl D
3.982%, 03/05/2037(B)	1,400	1,289
Houston Galleria Mall Trust, Ser HGLR, Cl A1A1
3.087%, 03/05/2037(B)	1,200	1,138
Impac CMB Trust Series, Ser 2004-6, Cl 1A1
6.257%, TSFR1M + 0.914%, 10/25/2034(C)	589	568
Independence Plaza Trust, Ser INDP, Cl A
3.763%, 07/10/2035(B)	1,095	1,034
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	174	173
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	863	843
JPMCC Commercial Mortgage Securities Trust, Ser JP7, Cl ASB
3.241%, 09/15/2050	4,093	3,914
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl ASB
2.954%, 06/15/2049	439	424
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2021-MHC, Cl A
6.238%, TSFR1M + 0.914%, 04/15/2038(B)(C)	1,502	1,484
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP3, Cl ASB
2.777%, 08/15/2049	2,554	2,444
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl M1
5.687%, TSFR1M + 0.344%, 05/25/2037(C)	3,000	2,834
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH4, Cl A5
5.697%, TSFR1M + 0.354%, 05/25/2037(C)	1,026	1,013
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH5, Cl A1
5.617%, TSFR1M + 0.274%, 06/25/2037(C)	1,430	1,411
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
6.628%, SOFR30A + 1.300%, 03/25/2051(B)(C)	2,541	2,397
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
6.319%, TSFR1M + 0.996%, 05/15/2036(B)(C)	5,118	5,098

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
LHOME Mortgage Trust, Ser 2021-RTL3, Cl A1
2.363%, 09/25/2026(B)(D)	$2,134	$2,065
LMREC, Ser 2019-CRE3, Cl A
6.857%, TSFR1M + 1.514%, 12/22/2035(B)(C)	80	79
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	1,820	1,765
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
5.917%, TSFR1M + 0.574%, 04/25/2029(C)	151	137
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(B)(C)	367	350
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(B)(C)	963	910
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(B)(C)	2,006	1,848
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18, Cl ASB
3.621%, 10/15/2047	56	56
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	277	272
Morgan Stanley Capital I, Ser HR2, Cl ASB
3.509%, 12/15/2050	1,075	1,030
Nationstar Home Equity Loan Trust, Ser 2007-A, Cl AV4
5.687%, TSFR1M + 0.344%, 03/25/2037(C)	22	22
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
5.777%, TSFR1M + 0.434%, 04/25/2037(C)	548	530
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
5.647%, TSFR1M + 0.304%, 04/25/2037(C)	1,388	1,294
One New York Plaza Trust, Ser 1NYP, Cl A
6.388%, TSFR1M + 1.064%, 01/15/2036(B)(C)	952	900
OPG Trust, Ser PORT, Cl A
5.922%, TSFR1M + 0.598%, 10/15/2036(B)(C)	1,323	1,288
Opteum Mortgage Acceptance Asset Backed Pass-Through Certificates 2005-2, Ser 2005-2, Cl M5
6.432%, TSFR1M + 1.089%, 04/25/2035(C)	310	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Ownit Mortgage Loan Trust Series, Ser 2006-3, Cl A2D
5.997%, TSFR1M + 0.654%, 03/25/2037(C)	$2,389	$2,239
PRKCM Trust, Ser 2021-AFC2, Cl A1
2.071%, 11/25/2056(B)(C)	5,354	4,349
RASC Series Trust, Ser 2005-EMX2, Cl M5
6.507%, TSFR1M + 0.814%, 07/25/2035(C)	92	92
RBS Commercial Funding Trust, Ser GSP, Cl A
3.961%, 01/15/2032(B)(C)	2,010	1,995
SREIT Trust, Ser 2021-MFP, Cl B
6.517%, TSFR1M + 1.194%, 11/15/2038(B)(C)	1,500	1,468
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
6.027%, TSFR1M + 0.684%, 05/25/2035(C)	51	51
STWD, Ser 2019-FL1, Cl A
6.517%, TSFR1M + 1.194%, 07/15/2038(B)(C)	574	561
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(B)(C)	93	88
Towd Point Mortgage Trust, Ser 2018-6, Cl A1
3.750%, 03/25/2058(B)(C)	422	397
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059(B)(C)	2,632	2,429
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
6.457%, TSFR1M + 1.114%, 05/25/2058(B)(C)	1,308	1,319
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060(B)	1,111	964
Towd Point Mortgage Trust, Ser 2021-1, Cl A1
2.250%, 11/25/2061(B)(C)	1,560	1,398
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(B)(C)	741	691
UBS Commercial Mortgage Trust, Ser 2017-C6, Cl ASB
3.504%, 12/15/2050	784	754
UBS Commercial Mortgage Trust, Ser C12, Cl A2
4.152%, 08/15/2051	167	162
UBS Commercial Mortgage Trust, Ser C7, Cl ASB
3.586%, 12/15/2050	3,038	2,924

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
5.977%, TSFR1M + 0.634%, 11/25/2045(C)	$885	$784
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	904	882
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl ASB
3.390%, 11/15/2050	861	827
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	440	425
Wells Fargo Commercial Mortgage Trust, Ser C28, Cl A3
3.290%, 05/15/2048	2,008	1,931
Wells Fargo Commercial Mortgage Trust, Ser C31, Cl A3
3.427%, 11/15/2048	3,923	3,799
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	1,324	1,284
Wells Fargo Commercial Mortgage Trust, Ser C52, Cl ASB
2.833%, 08/15/2052	1,400	1,298
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	1,181	1,123
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	846	841
Wells Fargo Commercial Mortgage Trust, Ser SMP, Cl A
6.245%, TSFR1M + 0.922%, 12/15/2034(B)(C)	1,125	1,045
WFRBS Commercial Mortgage Trust, Ser C18, Cl A4
3.896%, 12/15/2046	570	569
WFRBS Commercial Mortgage Trust, Ser C21, Cl A5
3.678%, 08/15/2047	1,183	1,158

		188,678
Total Mortgage-Backed Securities
(Cost $542,876) ($ Thousands)		534,878

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 17.3%
Automotive — 9.2%

American Credit Acceptance Receivables Trust, Ser 2020-3, Cl D
2.400%, 06/15/2026 (B)	$1,939	$1,927
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl D
1.140%, 03/15/2027 (B)	3,386	3,308
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl D
1.210%, 12/18/2026	1,171	1,081
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl C
5.320%, 04/18/2028	3,000	2,954
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (B)	7,330	7,359
BOF VII AL Funding Trust I, Ser 2023-CAR3, Cl A2
6.291%, 07/26/2032 (B)	7,194	7,189
CarMax Auto Owner Trust, Ser 2022-2, Cl A4
3.620%, 09/15/2027	3,632	3,494
Carmax Auto Owner Trust, Ser 2023-2, Cl A3
5.050%, 01/18/2028	10,103	10,029
Carmax Auto Owner Trust, Ser 2023-2, Cl B
5.180%, 11/15/2028	1,000	983
Carmax Auto Owner Trust, Ser 2023-3, Cl A3
5.280%, 05/15/2028	6,650	6,650
Chase Auto Owner Trust, Ser 2022-AA, Cl A3
3.980%, 06/25/2027 (B)	3,400	3,342
Citizens Auto Receivables Trust, Ser 2023-1, Cl A3
5.840%, 01/18/2028 (B)	9,415	9,453
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (B)	6,440	6,466
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/2027	1,200	1,183
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/2029	2,470	2,325
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (B)	6,620	6,593
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/2027 (B)	2,750	2,668
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl C
0.960%, 10/15/2026	1,262	1,235

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust, Ser 2021-4A, Cl C
1.460%, 10/15/2027	$2,550	$2,487
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl C
6.320%, 05/15/2028	2,015	2,007
Flagship Credit Auto Trust, Ser 2019-4, Cl D
3.120%, 01/15/2026 (B)	2,450	2,407
Flagship Credit Auto Trust, Ser 2020-3, Cl D
2.500%, 09/15/2026 (B)	2,400	2,266
Flagship Credit Auto Trust, Ser 2021-1, Cl C
0.910%, 03/15/2027 (B)	3,030	2,930
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A4
4.830%, 05/15/2026	18,000	17,787
Ford Credit Auto Owner Trust, Ser 2020-2, Cl A
1.060%, 04/15/2033 (B)	10,485	9,670
GM Financial Consumer Automobile Receivables Trust, Ser 2022-3, Cl A4
3.710%, 12/16/2027	1,000	964
GTE Auto Receivables Trust, Ser 2023-1, Cl A3
5.180%, 03/15/2028 (B)	8,475	8,353
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A4
5.310%, 08/15/2029	194	195
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (B)	893	871
JPMorgan Chase Bank - CACLN, Ser 2021-3, Cl D
1.009%, 02/26/2029 (B)	823	791
LAD Auto Receivables Trust, Ser 2023-2A, Cl C
5.580%, 09/15/2028 (B)	2,180	2,154
Navistar Financial Dealer Note Master Owner Trust II, Ser 2023-1, Cl A
6.180%, 08/25/2028 (B)	5,090	5,103
Navistar Financial Dealer Note Master Owner Trust II, Ser 2023-1, Cl B
6.480%, 08/25/2028 (B)	1,363	1,367
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/2027	6,000	5,922
Prestige Auto Receivables Trust, Ser 2022-1A, Cl B
6.550%, 07/17/2028 (B)	1,000	1,000
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl F
7.030%, 08/15/2028 (B)	1,250	1,244
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/2027	1,970	1,923

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl B
0.880%, 06/15/2026	$131	$131
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/2029	3,185	3,116
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (B)	1,775	1,711
SBNA Auto Lease Trust, Ser 2023-A, Cl A3
6.510%, 04/20/2027 (B)	10,900	10,991
Toyota Auto Receivables Owner Trust, Ser 2022-C, Cl A3
3.760%, 04/15/2027	6,374	6,228
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl D
1.650%, 02/17/2026 (B)	1,700	1,662
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl B
5.410%, 01/18/2028 (B)	2,940	2,912
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (B)	13,920	13,885
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl B
5.800%, 04/18/2038 (B)	12,695	12,600
World Omni Auto Receivables Trust, Ser 2021-B, Cl B
1.040%, 06/15/2027	3,050	2,826
World Omni Auto Receivables Trust, Ser 2023-C, Cl A3
5.150%, 11/15/2028	10,425	10,402
		214,144

Credit Cards — 2.7%

Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	1,950	1,924
Capital One Multi-Asset Execution Trust, Ser 2022-A2, Cl A
3.490%, 05/15/2027	10,125	9,850
CARDS II Trust, Ser 2023-2A, Cl B
6.379%, 07/15/2028 (B)	11,190	11,198
First National Master Note Trust, Ser 2023-1, Cl A
5.130%, 04/15/2029	5,935	5,881
Golden Credit Card Trust, Ser 2022-4A, Cl A
4.310%, 09/15/2027 (B)	15,985	15,662
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	10,611	10,291

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Synchrony Card Funding LLC, Ser 2023-A1, Cl A
5.540%, 07/15/2029	$6,270	$6,301
		61,107

Other Asset-Backed Securities — 5.4%

AMMC CLO 15, Ser 2021-15A, Cl AR3
6.776%, TSFR3M + 1.382%, 01/15/2032 (B)(C)	1,300	1,297
AMMC CLO 22, Ser 2018-22A, Cl A
6.670%, TSFR3M + 1.292%, 04/25/2031 (B)(C)	672	670
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
6.710%, TSFR3M + 1.312%, 07/24/2029 (B)(C)	201	201
Apidos CLO XXII, Ser 2020-22A, Cl A1R
6.737%, TSFR3M + 1.322%, 04/20/2031 (B)(C)	2,439	2,437
Barings CLO, Ser 2018-3A, Cl A1
6.627%, TSFR3M + 1.212%, 07/20/2029 (B)(C)	237	237
Barings CLO, Ser 2018-4A, Cl A2
7.106%, TSFR3M + 1.712%, 10/15/2030 (B)(C)	2,600	2,571
Bear Stearns Asset Backed Securities Trust, Ser 2006-2, Cl M5
7.482%, TSFR1M + 2.139%, 07/25/2036 (C)	376	375
Bear Stearns Asset Backed Securities Trust, Ser 2006-HE9, Cl 1A2
5.757%, TSFR1M + 0.414%, 11/25/2036 (C)	2,237	2,143
Carbone CLO, Ser 2017-1A, Cl A1
6.817%, TSFR3M + 1.402%, 01/20/2031 (B)(C)	1,738	1,737
CIFC Funding, Ser 2018-3RA, Cl A1
6.640%, TSFR3M + 1.242%, 04/24/2031 (B)(C)	404	403
CNH Equipment Trust, Ser 2023-A, Cl A3
4.810%, 08/15/2028	6,160	6,075
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
5.937%, TSFR1M + 0.594%, 11/25/2036 (C)	447	440
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
3.385%, TSFR1M + 1.089%, 06/25/2035 (C)	142	141
Dell Equipment Finance Trust, Ser 2023-2, Cl A3
5.650%, 01/22/2029 (B)	3,915	3,920

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust, Ser 2023-2, Cl B
5.770%, 01/22/2029 (B)	$2,195	$2,185
Dryden 41 Senior Loan Fund, Ser 2018-41A, Cl BR
6.956%, TSFR3M + 1.562%, 04/15/2031 (B)(C)	1,340	1,319
Eaton Vance CLO, Ser 2021-1A, Cl AR
6.756%, TSFR3M + 1.362%, 04/15/2031 (B)(C)	1,914	1,909
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (B)	3,930	3,630
Ford Credit Floorplan Master Owner Trust A, Ser 2020-2, Cl A
1.060%, 09/15/2027	2,740	2,535
Ford Credit Floorplan Master Owner Trust A, Ser 2023-1, Cl B
5.310%, 05/15/2028 (B)	2,450	2,420
Fremont Home Loan Trust, Ser 2005-E, Cl 2A4
6.117%, TSFR1M + 0.774%, 01/25/2036 (C)	2,166	2,016
Goldentree Loan Management US CLO 3, Ser 2018-3A, Cl AJ
6.977%, TSFR3M + 1.562%, 04/20/2030 (B)(C)	1,700	1,681
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A3
5.150%, 07/15/2027 (B)	3,235	3,192
Greenwood Park CLO Ltd., Ser 2018-1A, Cl A2
6.666%, TSFR3M + 1.272%, 04/15/2031 (B)(C)	2,218	2,212
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	1,512	1,427
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
5.997%, TSFR1M + 0.654%, 12/25/2035 (C)	219	218
HSI Asset Securitization Trust, Ser 2006-OPT2, Cl M2
6.042%, TSFR1M + 0.699%, 01/25/2036 (C)	510	496
LCM XXIV, Ser 2021-24A, Cl AR
6.657%, TSFR3M + 1.242%, 03/20/2030 (B)(C)	796	793
M&T Equipment, Ser 2023-1A, Cl A3
5.740%, 07/15/2030 (B)	6,775	6,756
Madison Park Funding XIX, Ser 2020-19A, Cl A1R2
6.594%, TSFR3M + 1.182%, 01/22/2028 (B)(C)	847	845

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.674%, TSFR3M + 1.262%, 07/21/2030 (B)(C)	$1,915	$1,911
Magnetite XVIII, Ser 2021-18A, Cl AR2
6.521%, TSFR3M + 1.142%, 11/15/2028 (B)(C)	1,396	1,393
MF1, Ser 2020-FL4, Cl A
7.144%, TSFR1M + 1.814%, 11/15/2035 (B)(C)	455	454
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (B)	1,435	1,346
Morgan Stanley ABS Capital I Trust, Ser 2006-NC3, Cl A2D
5.997%, TSFR1M + 0.654%, 03/25/2036 (C)	509	481
Morgan Stanley ABS Capital I Trust, Ser 2007-HE7, Cl A2B
6.457%, TSFR1M + 1.114%, 07/25/2037 (C)	976	945
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (B)	2,013	1,845
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (B)	4,376	4,030
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	2,566	2,308
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (B)	2,892	2,581
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (B)	1,868	1,650
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (B)	1,861	1,688
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	3,450	2,971
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (B)	6,549	5,612
Nelnet Student Loan Trust, Ser 2012-5A, Cl A
6.043%, SOFR30A + 0.714%, 10/27/2036 (B)(C)	184	181
Nelnet Student Loan Trust, Ser 2021-A, Cl APT1
1.360%, 04/20/2062 (B)	5,168	4,587

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 24, Ser 2020-24A, Cl BR
7.158%, TSFR3M + 1.762%, 04/19/2030 (B)(C)	$750	$741
New Century Home Equity Loan Trust, Ser 2006-1, Cl A2B
5.817%, TSFR1M + 0.474%, 05/25/2036 (C)	1,875	1,827
Palmer Square CLO, Ser 2018-1A, Cl A1
6.687%, TSFR3M + 1.292%, 04/18/2031 (B)(C)	2,341	2,340
Palmer Square Loan Funding, Ser 2021-2A, Cl A1
6.429%, TSFR3M + 1.062%, 05/20/2029 (B)(C)	866	863
People's Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
6.137%, TSFR1M + 0.794%, 12/25/2035 (C)	951	903
PFS Financing, Ser 2022-B, Cl A
5.924%, SOFR30A + 0.600%, 02/15/2026 (B)(C)	2,400	2,399
Progress Residential Trust, Ser 2019-SFR3, Cl E
3.369%, 09/17/2036 (B)	2,610	2,532
Progress Residential Trust, Ser 2020-SFR2, Cl A
2.078%, 06/17/2037 (B)	1,875	1,766
Reese Park CLO, Ser 2021-1A, Cl XR
6.556%, TSFR3M + 1.162%, 10/15/2034 (B)(C)	733	733
Rockford Tower CLO, Ser 2018-2A, Cl A
6.837%, TSFR3M + 1.422%, 10/20/2031 (B)(C)	2,623	2,620
Saxon Asset Securities Trust, Ser 2006-3, Cl A3
5.797%, TSFR1M + 0.454%, 10/25/2046 (C)	1,167	1,120
Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Cl A
3.200%, 01/20/2036 (B)	539	532
Sierra Timeshare Receivables Funding LLC, Ser 2019-3A, Cl A
2.340%, 08/20/2036 (B)	412	392
SLC Student Loan Trust, Ser 2007-1, Cl A4
5.665%, SOFR90A + 0.322%, 05/15/2029 (C)	334	333
SLM Student Loan Trust, Ser 2012-2, Cl A
6.143%, SOFR30A + 0.814%, 01/25/2029 (C)	688	654
SLM Student Loan Trust, Ser 2013-2, Cl A
5.893%, SOFR30A + 0.564%, 06/25/2043 (C)	844	829

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (B)	$560	$496
SoFi Professional Loan Program Trust, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (B)	613	511
SoFi Professional Loan Program Trust, Ser 2021-B, Cl AFX
1.140%, 02/15/2047 (B)	974	803
Stack Infrastructure Issuer LLC, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (B)	740	715
Stack Infrastructure Issuer LLC, Ser 2020-1A, Cl A2
1.893%, 08/25/2045 (B)	1,000	920
Tricon American Homes Trust, Ser 2017-SFR2, Cl A
2.928%, 01/17/2036 (B)	1,480	1,471
Tricon American Homes Trust, Ser 2017-SFR2, Cl B
3.275%, 01/17/2036 (B)	1,545	1,536
Vantage Data Centers Issuer LLC, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	1,086	993
Verizon Master Trust, Ser 2023-4, Cl A1A
5.160%, 06/20/2029	5,230	5,222
Voya CLO, Ser 2021-2A, Cl A1R
6.636%, TSFR3M + 1.242%, 06/07/2030 (B)(C)	1,372	1,370
Wells Fargo Home Equity Trust, Ser 2006-1, Cl M3
5.952%, TSFR1M + 0.609%, 05/25/2036 (C)	552	549
		125,434

Total Asset-Backed Securities
(Cost $405,092) ($ Thousands)		400,685

MUNICIPAL BONDS — 2.3%
Alabama — 0.2%
Alabama State, Federal Aid Highway Finance Authority, Ser B, RB
1.038%, 09/01/2025	5,635	5,252

Colorado — 0.1%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	3,475	3,340

Florida — 0.4%
County of Miami-Dade Florida Aviation Revenue, Ser C, RB
3.505%, 10/01/2025	2,250	2,182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Hillsborough County, Aviation Authority, Sub-Ser, RB
2.036%, 10/01/2024	$2,575	$2,505
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	3,021
1.229%, 10/01/2025	370	344

		8,052

Illinois — 0.4%
State of Illinois, Ser A, GO
5.254%, 05/01/2025	4,770	4,742
5.213%, 05/01/2026	5,215	5,179

		9,921

Massachusetts — 0.1%
Massachusetts State, Ser B, RB
4.110%, 07/15/2031	1,153	1,123

New York — 0.5%
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	758
New York State, Dormitory Authority, RB
0.887%, 03/15/2025 (E)	9,775	9,275
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	950	949
New York State, Urban Development, Ser B, RB
2.010%, 03/15/2030	1,800	1,501

		12,483

Texas — 0.6%
City of Houston Texas, Airport System Revenue, Sub-Ser C, RB
1.272%, 07/01/2024	1,600	1,562
City of San Antonio Texas, GO
5.635%, 02/01/2026	10,105	10,148
Dallas Fort Worth, International Airport, Ser A, RB
2.156%, 11/01/2025	2,400	2,271

		13,981

Total Municipal Bonds
(Cost $55,539) ($ Thousands)		54,152

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	30,745,002	$30,745

Total Cash Equivalent
(Cost $30,745) ($ Thousands)		30,745

Total Investments in Securities — 104.0%
(Cost $2,441,352) ($ Thousands)		$2,415,975

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	329	Mar-2024	$67,108	$67,268	$160

Short Contracts
U.S. 5-Year Treasury Note	(494)	Mar-2024	$(52,548)	$(52,784)	$(236)
U.S. Ultra Long Treasury Bond	(54)	Mar-2024	(6,552)	(6,642)	(90)
Ultra 10-Year U.S. Treasury Note	(179)	Mar-2024	(20,208)	(20,320)	(112)
			(79,308)	(79,746)	(438)
			$(12,200)	$(12,478)	$(278)

Percentages are based on Net Assets of $2,322,092 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $507,257 ($ Thousands), representing 21.8% of the Net Assets of the Fund.

(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	823,179	–	823,179
Corporate Obligations	–	572,336	–	572,336
Mortgage-Backed Securities	–	534,878	–	534,878
Asset-Backed Securities	–	400,685	–	400,685
Municipal Bonds	–	54,152	–	54,152
Cash Equivalent	30,745	–	–	30,745
Total Investments in Securities	30,745	2,385,230	–	2,415,975

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	160	–	–	160
Unrealized Depreciation	(438)	–	–	(438)
Total Other Financial Instruments	(278)	–	–	(278)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$28,539	$1,689,178	$(1,686,972)	$—	$—	$30,745	$1,425	$—

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Limited Duration Bond Fund (Concluded)

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate Duration Credit Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 88.9%
Communication Services — 4.5%
Alphabet
2.050%, 08/15/2050	$1,356	$796
America Movil
6.125%, 03/30/2040	775	799
AT&T
8.750%, 11/15/2031	1,150	1,341
6.800%, 05/15/2036	2,915	3,111
4.900%, 08/15/2037	3,040	2,775
3.650%, 06/01/2051	3,295	2,295
2.250%, 02/01/2032	2,430	1,926
Charter Communications Operating LLC / Charter Communications Operating Capital
4.908%, 07/23/2025	115	113
Comcast
6.450%, 03/15/2037	6,445	6,944
5.650%, 06/15/2035	315	323
5.350%, 11/15/2027	3,037	3,096
5.350%, 05/15/2053	7,460	7,203
4.550%, 01/15/2029	7,780	7,640
4.200%, 08/15/2034	11,767	10,723
3.999%, 11/01/2049	1,080	845
3.969%, 11/01/2047	3,758	2,955
3.950%, 10/15/2025	2,565	2,511
3.900%, 03/01/2038	1,500	1,277
3.400%, 04/01/2030	1,245	1,135
3.400%, 07/15/2046	1,225	888
3.375%, 08/15/2025	2,710	2,629
3.300%, 02/01/2027	1,870	1,780
3.150%, 03/01/2026	3,820	3,676
2.987%, 11/01/2063	4,549	2,703
2.937%, 11/01/2056	5,978	3,653
2.887%, 11/01/2051	3,570	2,249

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.500%, 02/15/2031	$16,650	$13,115
Cox Communications
1.800%, 10/01/2030 (A)	3,600	2,820
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	3,797
Discovery Communications LLC
5.000%, 09/20/2037	1	1
Meta Platforms
5.750%, 05/15/2063	1,205	1,226
5.600%, 05/15/2053	6,745	6,853
4.800%, 05/15/2030	11,785	11,796
4.450%, 08/15/2052	2,498	2,136
Paramount Global
6.875%, 04/30/2036	2,760	2,641
5.850%, 09/01/2043	239	195
4.375%, 03/15/2043	3,435	2,340
Sprint LLC
7.125%, 06/15/2024	2,790	2,803
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028 (A)	12,029	11,858
Time Warner Cable LLC
6.750%, 06/15/2039	1,635	1,559
6.550%, 05/01/2037	2,145	2,026
T-Mobile USA
5.750%, 01/15/2034	2,455	2,499
4.500%, 04/15/2050	3,110	2,586
3.375%, 04/15/2029	4,070	3,689
Verizon Communications
7.750%, 12/01/2030	1,750	1,988
4.329%, 09/21/2028	3,235	3,122
2.987%, 10/30/2056	1,857	1,140
1.750%, 01/20/2031	1,478	1,165
Vodafone Group PLC
5.625%, 02/10/2053	2,960	2,813
Walt Disney
6.400%, 12/15/2035	1,255	1,382
4.625%, 03/23/2040	855	797
3.600%, 01/13/2051	3,165	2,391
3.500%, 05/13/2040	5,975	4,812
2.750%, 09/01/2049	5,933	3,809
2.000%, 09/01/2029	2,760	2,383
Warnermedia Holdings
5.141%, 03/15/2052	4,270	3,413
5.050%, 03/15/2042	3,010	2,485
4.279%, 03/15/2032	2,625	2,316

		183,342

Consumer Discretionary — 4.4%
7-Eleven
0.800%, 02/10/2024 (A)	1,669	1,653

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	$2,957	$2,733
Amazon.com
3.950%, 04/13/2052	14,283	11,759
3.875%, 08/22/2037	4,610	4,107
3.100%, 05/12/2051	7,335	5,135
2.800%, 08/22/2024	3,260	3,204
1.650%, 05/12/2028	2,755	2,433
American Honda Finance MTN
5.800%, 10/03/2025	11,160	11,260
5.650%, 11/15/2028	8,335	8,516
5.125%, 07/07/2028	1,326	1,330
2.300%, 09/09/2026	3,200	2,975
Aptiv PLC / Aptiv Corp
2.396%, 02/18/2025	3,510	3,375
BMW US Capital LLC
3.250%, 04/01/2025 (A)	1,360	1,326
2.550%, 04/01/2031 (A)	7,250	6,042
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	3,184	2,872
Ferguson Finance PLC
4.500%, 10/24/2028 (A)	1,717	1,648
3.250%, 06/02/2030 (A)	5,290	4,578
Home Depot
5.125%, 04/30/2025	10,000	10,011
4.950%, 09/30/2026	3,540	3,546
4.500%, 09/15/2032	9	9
4.500%, 12/06/2048	2,215	1,953
4.400%, 03/15/2045	4,692	4,085
3.900%, 06/15/2047	1,505	1,199
3.350%, 09/15/2025	620	604
3.350%, 04/15/2050	855	615
3.300%, 04/15/2040	1,035	807
3.250%, 04/15/2032	4,344	3,856
2.800%, 09/14/2027	3,655	3,409
2.750%, 09/15/2051	3,000	1,888
1.375%, 03/15/2031	3,444	2,710
Hyundai Capital America
5.950%, 09/21/2026 (A)	8,325	8,362
5.800%, 06/26/2025 (A)	2,045	2,045
Lowe's
1.300%, 04/15/2028	3,000	2,572
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,810	3,984
Nissan Motor Acceptance LLC
7.050%, 09/15/2028 (A)	5,545	5,636
6.950%, 09/15/2026 (A)	1,410	1,436
Northwestern University
4.643%, 12/01/2044	120	111
3.662%, 12/01/2057	2,265	1,662

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
O'Reilly Automotive
5.750%, 11/20/2026	$4,965	$5,021
President & Fellows of Harvard College
3.745%, 11/15/2052	5,962	4,703
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	1,902
Toyota Motor Credit MTN
5.550%, 11/20/2030	6,970	7,120
4.800%, 01/10/2025	15,355	15,286
University of Southern California
5.250%, 10/01/2111	3,820	3,603
2.805%, 10/01/2050	214	137
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	6,965	6,400

		179,618

Consumer Staples — 5.4%
Altria Group
9.950%, 11/10/2038	1,818	2,387
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	15,875	14,700
4.700%, 02/01/2036	14,696	14,004
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	7,074
5.550%, 01/23/2049	7,685	7,835
4.750%, 01/23/2029	5,220	5,204
4.600%, 04/15/2048	1,400	1,246
Bacardi / Barcardi Martini BV
5.400%, 06/15/2033 (A)	6,480	6,285
BAT Capital
6.421%, 08/02/2033	3,045	3,100
4.390%, 08/15/2037	3,458	2,794
2.259%, 03/25/2028	5,705	4,998
Constellation Brands
4.900%, 05/01/2033	3,810	3,673
Costco Wholesale
1.600%, 04/20/2030	3,000	2,496
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,582	1,719
7.507%, 01/10/2032 (A)	1,099	1,138
6.036%, 12/10/2028	1,790	1,783
4.163%, 08/11/2036 (A)	1,647	1,433
Diageo Capital
5.375%, 10/05/2026	7,910	7,993
5.300%, 10/24/2027	3,786	3,837
Hormel Foods
0.650%, 06/03/2024	3,170	3,093
JBS USA LUX
7.250%, 11/15/2053 (A)	685	694
6.750%, 03/15/2034 (A)	2,630	2,644
6.500%, 12/01/2052	8,140	7,551

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 04/01/2033	$1,810	$1,709
5.125%, 02/01/2028	10,675	10,364
3.000%, 02/02/2029	3,175	2,714
2.500%, 01/15/2027	4,960	4,464
JDE Peet's
0.800%, 09/24/2024 (A)	11,625	11,130
Kenvue
5.100%, 03/22/2043	2,450	2,386
Kraft Heinz Foods
5.000%, 06/04/2042	3,200	2,890
Mars
4.750%, 04/20/2033 (A)	24,215	23,513
4.200%, 04/01/2059 (A)	1,620	1,270
3.600%, 04/01/2034 (A)	1,790	1,553
3.200%, 04/01/2030 (A)	2,435	2,185
2.700%, 04/01/2025 (A)	6,275	6,062
Nestle Holdings
5.250%, 03/13/2026 (A)	3,610	3,641
3.500%, 09/24/2025 (A)	5,610	5,462
PepsiCo
4.200%, 07/18/2052	1,730	1,496
Philip Morris International
5.625%, 09/07/2033	4,935	4,958
5.125%, 11/17/2027	6,600	6,605
4.500%, 03/20/2042	2,830	2,405
4.375%, 11/15/2041	2,207	1,844
3.875%, 08/21/2042	3,890	3,055
0.875%, 05/01/2026	3,360	3,035
Reynolds American
8.125%, 05/01/2040	980	1,079
7.250%, 06/15/2037	2,870	3,000
4.450%, 06/12/2025	1,209	1,189
Walmart
4.500%, 04/15/2053	8,916	8,124

		223,814

Energy — 4.7%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor
3.337%, 12/15/2027	1,408	1,320
2.061%, 12/15/2026	3,887	3,554
BP Capital Markets America
4.893%, 09/11/2033	9,525	9,290
3.937%, 09/21/2028	2,565	2,465
3.379%, 02/08/2061	1,681	1,120
3.060%, 06/17/2041	365	267
3.001%, 03/17/2052	2,065	1,347
2.939%, 06/04/2051	580	375
2.772%, 11/10/2050	1,955	1,229
2.721%, 01/12/2032	1,620	1,367
BP Capital Markets PLC
3.723%, 11/28/2028	10,659	10,115

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Cameron LNG LLC
2.902%, 07/15/2031 (A)	$478	$406
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,100
3.700%, 11/15/2029	2,205	2,009
2.742%, 12/31/2039	2,925	2,236
Chevron
2.236%, 05/11/2030	7,687	6,606
Colonial Enterprises
3.250%, 05/15/2030 (A)	3,930	3,462
ConocoPhillips
5.550%, 03/15/2054	5,500	5,481
5.050%, 09/15/2033	8,020	7,922
4.025%, 03/15/2062	4,165	3,146
Devon Energy
5.600%, 07/15/2041	1,540	1,419
Diamondback Energy
6.250%, 03/15/2033	4,130	4,276
Eastern Energy Gas Holdings LLC
2.500%, 11/15/2024	2,410	2,337
Energy Transfer
6.550%, 12/01/2033	2,855	2,987
6.050%, 12/01/2026	7,995	8,095
5.250%, 04/15/2029	5,000	4,911
4.000%, 10/01/2027	4,170	3,938
Enterprise Products Operating LLC
5.350%, 01/31/2033	2,760	2,783
4.850%, 08/15/2042	3,920	3,577
4.850%, 03/15/2044	2,805	2,555
EOG Resources
4.375%, 04/15/2030	2,255	2,181
Equinor
3.250%, 11/18/2049	5,015	3,548
Exxon Mobil
4.227%, 03/19/2040	1,340	1,192
4.114%, 03/01/2046	1,890	1,595
3.452%, 04/15/2051	3,500	2,590
3.095%, 08/16/2049	1,210	839
2.995%, 08/16/2039	2,830	2,147
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (A)	2,967	2,329
1.750%, 09/30/2027 (A)	2,861	2,659
Hess
6.000%, 01/15/2040	5,910	6,150
HF Sinclair
5.875%, 04/01/2026	2,080	2,089
MPLX
4.950%, 03/14/2052	2,580	2,154
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	4,000	3,809
Sabine Pass Liquefaction LLC
5.900%, 09/15/2037	3,190	3,238

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.750%, 05/15/2024	$648	$647
Santos Finance
6.875%, 09/19/2033 (A)	4,335	4,378
Schlumberger Investment
4.850%, 05/15/2033	6,310	6,165
3.650%, 12/01/2023	4,165	4,165
Shell International Finance BV
6.375%, 12/15/2038	1,775	1,955
4.550%, 08/12/2043	3,475	3,107
4.125%, 05/11/2035	4,275	3,911
4.000%, 05/10/2046	5,085	4,136
3.750%, 09/12/2046	4,600	3,598
2.500%, 09/12/2026	375	353
2.375%, 11/07/2029	3,160	2,760
Spectra Energy Partners LP
3.375%, 10/15/2026	2,145	2,029
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	3,882
2.900%, 03/01/2030 (A)	4,099	3,500
Texas Eastern Transmission LP
3.500%, 01/15/2028 (A)	3,373	3,133
TotalEnergies Capital
3.883%, 10/11/2028	5,330	5,125
TotalEnergies Capital International
3.386%, 06/29/2060	745	512
3.127%, 05/29/2050	2,540	1,749
2.986%, 06/29/2041	295	216

		194,536

Financials — 34.0%
AIA Group
3.600%, 04/09/2029 (A)	9,500	8,786
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,746	1,861
American Express
6.489%, SOFRRATE + 1.940%, 10/30/2031 (B)	3,278	3,451
5.850%, 11/05/2027	4,730	4,858
American International Group
4.800%, 07/10/2045	330	285
Antares Holdings
3.950%, 07/15/2026 (A)	2,915	2,672
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,645	5,995
Apollo Global Management
6.375%, 11/15/2033	3,290	3,385
Apollo Management Holdings
4.400%, 05/27/2026 (A)	1,140	1,101
4.000%, 05/30/2024 (A)	6,943	6,878
ASB Bank
1.625%, 10/22/2026 (A)	5,385	4,841

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Athene Global Funding
2.950%, 11/12/2026 (A)	$10,525	$9,630
2.500%, 03/24/2028 (A)	5,135	4,437
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	4,455	4,103
Banco Santander
6.607%, 11/07/2028	6,255	6,478
1.722%, H15T1Y + 0.900%, 09/14/2027 (B)	820	727
Bank of America
6.000%, 10/15/2036	520	536
5.872%, SOFRRATE + 1.840%, 09/15/2034 (B)	7,410	7,435
5.819%, SOFRRATE + 1.570%, 09/15/2029 (B)	11,535	11,638
5.288%, SOFRRATE + 1.910%, 04/25/2034 (B)	6,735	6,475
4.571%, SOFRRATE + 1.830%, 04/27/2033 (B)	21,485	19,707
3.419%, TSFR3M + 1.302%, 12/20/2028 (B)	8,670	7,964
3.366%, TSFR3M + 1.072%, 01/23/2026 (B)	12,525	12,134
3.311%, SOFRRATE + 1.580%, 04/22/2042 (B)	9,425	6,976
2.592%, SOFRRATE + 2.150%, 04/29/2031 (B)	6,300	5,235
2.572%, SOFRRATE + 1.210%, 10/20/2032 (B)	5,925	4,716
Bank of America MTN
4.948%, SOFRRATE + 2.040%, 07/22/2028 (B)	4,390	4,307
4.271%, TSFR3M + 1.572%, 07/23/2029 (B)	10,865	10,261
4.183%, 11/25/2027	8,110	7,725
3.705%, TSFR3M + 1.774%, 04/24/2028 (B)	22,445	21,094
3.559%, TSFR3M + 1.322%, 04/23/2027 (B)	735	699
3.248%, 10/21/2027	4,005	3,738
2.972%, SOFRRATE + 1.330%, 02/04/2033 (B)	1,575	1,285
2.884%, TSFR3M + 1.452%, 10/22/2030 (B)	2,870	2,465
2.676%, SOFRRATE + 1.930%, 06/19/2041 (B)	34,233	23,225
1.843%, SOFRRATE + 0.670%, 02/04/2025 (B)	10,975	10,887
Bank of Montreal MTN
1.250%, 09/15/2026	3,825	3,420
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/2033 (B)	6,647	6,771

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Nova Scotia
4.900%, H15T5Y + 4.551%(B)(C)	$3,150	$2,958
0.650%, 07/31/2024	5,281	5,109
Barclays PLC
7.325%, H15T1Y + 3.050%, 11/02/2026 (B)	5,645	5,771
6.490%, SOFRRATE + 2.220%, 09/13/2029 (B)	1,416	1,432
Berkshire Hathaway
4.500%, 02/11/2043	865	810
Berkshire Hathaway Finance
3.850%, 03/15/2052	3,790	2,963
1.450%, 10/15/2030	4,000	3,246
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	632
4.450%, 07/15/2045 (A)	1,534	1,198
3.500%, 09/10/2049 (A)	2,250	1,493
3.150%, 10/02/2027 (A)	1,878	1,727
2.550%, 03/30/2032 (A)	2,000	1,565
Blackstone Private Credit Fund
2.625%, 12/15/2026	2,000	1,761
Blue Owl Capital
2.875%, 06/11/2028	3,498	2,983
BNP Paribas
5.894%, SOFRRATE + 1.866%, 12/05/2034 (A)(B)	4,495	4,482
5.125%, H15T1Y + 1.450%, 01/13/2029 (A)(B)	4,880	4,800
2.219%, SOFRRATE + 2.074%, 06/09/2026 (A)(B)	2,000	1,891
2.159%, SOFRRATE + 1.218%, 09/15/2029 (A)(B)	2,305	1,950
1.323%, SOFRRATE + 1.004%, 01/13/2027 (A)(B)	6,635	6,030
BPCE MTN
5.975%, SOFRRATE + 2.100%, 01/18/2027 (A)(B)	6,785	6,753
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (A)	3,400	3,340
Brookfield Finance
2.724%, 04/15/2031	2,500	2,040
Canadian Imperial Bank of Commerce
6.092%, 10/03/2033	11,940	12,173
5.615%, 07/17/2026	7,765	7,800
Cantor Fitzgerald
4.500%, 04/14/2027 (A)	2,335	2,204
Capital One Financial
4.927%, SOFRRATE + 2.057%, 05/10/2028 (B)	167	159
3.650%, 05/11/2027	4,523	4,201
3.300%, 10/30/2024	2,868	2,796
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029 (A)	396	361

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
CDP Financial
5.600%, 11/25/2039 (A)	$700	$705
Charles Schwab
6.136%, SOFRRATE + 2.010%, 08/24/2034 (B)	7,300	7,319
5.643%, SOFRRATE + 2.210%, 05/19/2029 (B)	8,928	8,894
Chubb INA Holdings
6.700%, 05/15/2036	1,000	1,109
4.350%, 11/03/2045	1,138	987
CI Financial
4.100%, 06/15/2051	2,010	1,121
3.200%, 12/17/2030	6,030	4,607
Cincinnati Financial
6.920%, 05/15/2028	3,363	3,552
6.125%, 11/01/2034	2,882	2,910
Citadel
4.875%, 01/15/2027 (A)	3,620	3,498
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,298
Citigroup
8.125%, 07/15/2039	3,119	3,847
6.174%, SOFRRATE + 2.661%, 05/25/2034 (B)	5,191	5,151
4.750%, 05/18/2046	1,040	869
4.450%, 09/29/2027	195	187
4.281%, TSFR3M + 2.101%, 04/24/2048 (B)	2,918	2,418
3.400%, 05/01/2026	6,375	6,084
3.352%, TSFR3M + 1.158%, 04/24/2025 (B)	6,380	6,310
3.057%, SOFRRATE + 1.351%, 01/25/2033 (B)	3,334	2,735
2.904%, SOFRRATE + 1.379%, 11/03/2042 (B)	2,340	1,596
2.561%, SOFRRATE + 1.167%, 05/01/2032 (B)	13,030	10,482
1.462%, SOFRRATE + 0.770%, 06/09/2027 (B)	3,767	3,392
CME Group
5.300%, 09/15/2043	2,500	2,523
4.150%, 06/15/2048	1,989	1,696
Commonwealth Bank of Australia
1.125%, 06/15/2026 (A)	3,668	3,323
Commonwealth Bank of Australia NY
5.316%, 03/13/2026	2,750	2,765
Cooperatieve Rabobank UA
3.758%, H15T1Y + 1.420%, 04/06/2033 (A)(B)	6,285	5,408
Corebridge Financial
3.900%, 04/05/2032	2,905	2,543
3.850%, 04/05/2029	5,450	4,990
3.500%, 04/04/2025	4,685	4,540

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Corebridge Global Funding
0.450%, 12/08/2023 (A)	$5,260	$5,256
Credit Agricole
1.247%, SOFRRATE + 0.892%, 01/26/2027 (A)(B)	4,590	4,157
Credit Suisse NY MTN
3.700%, 02/21/2025	7,475	7,256
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	5,584	5,598
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	4,920	4,953
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (B)	4,800	4,890
Empower Finance 2020
3.075%, 09/17/2051 (A)	1,255	781
Enstar Group
3.100%, 09/01/2031	1,145	905
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,371
1.400%, 08/27/2027 (A)	1,973	1,685
0.800%, 08/12/2024 (A)	2,165	2,089
F&G Global Funding
1.750%, 06/30/2026 (A)	7,701	6,859
Farmers Exchange Capital III
5.454%, TSFR3M + 3.454%, 10/15/2054 (A)(B)	1,750	1,466
Federation des Caisses Desjardins du Quebec
4.400%, 08/23/2025 (A)	5,170	5,054
GA Global Funding Trust
3.850%, 04/11/2025 (A)	6,400	6,233
2.250%, 01/06/2027 (A)	1,590	1,419
1.950%, 09/15/2028 (A)	5,100	4,244
1.625%, 01/15/2026 (A)	4,010	3,645
Goldman Sachs Capital I
6.345%, 02/15/2034	4,595	4,608
Goldman Sachs Group
6.750%, 10/01/2037	480	504
6.450%, 05/01/2036	670	690
4.411%, TSFR3M + 1.692%, 04/23/2039 (B)	3,440	2,964
4.017%, TSFR3M + 1.635%, 10/31/2038 (B)	1,517	1,255
3.850%, 01/26/2027	155	149
3.500%, 11/16/2026	8,613	8,218
3.436%, SOFRRATE + 1.632%, 02/24/2043 (B)	2,083	1,532
3.272%, TSFR3M + 1.463%, 09/29/2025 (B)	10,025	9,803

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.210%, SOFRRATE + 1.513%, 04/22/2042 (B)	$7,650	$5,507
3.102%, SOFRRATE + 1.410%, 02/24/2033 (B)	145	120
2.650%, SOFRRATE + 1.264%, 10/21/2032 (B)	5,467	4,362
2.640%, SOFRRATE + 1.114%, 02/24/2028 (B)	5,395	4,914
2.600%, 02/07/2030	1,145	970
2.383%, SOFRRATE + 1.248%, 07/21/2032 (B)	21,326	16,793
1.992%, SOFRRATE + 1.090%, 01/27/2032 (B)	485	376
1.948%, SOFRRATE + 0.913%, 10/21/2027 (B)	6,880	6,178
1.431%, SOFRRATE + 0.798%, 03/09/2027 (B)	9,975	9,050
Goldman Sachs Group MTN
4.800%, 07/08/2044	5,120	4,556
HSBC Bank USA
7.000%, 01/15/2039	7,096	7,834
HSBC Holdings PLC
7.399%, SOFRRATE + 3.020%, 11/13/2034 (B)	5,670	5,902
7.390%, SOFRRATE + 3.350%, 11/03/2028 (B)	5,152	5,440
4.041%, TSFR3M + 1.808%, 03/13/2028 (B)	11,362	10,750
2.999%, SOFRRATE + 1.430%, 03/10/2026 (B)	1,140	1,096
Huntington Bancshares
6.208%, SOFRRATE + 2.020%, 08/21/2029 (B)	4,740	4,747
ING Groep
6.114%, SOFRRATE + 2.090%, 09/11/2034 (B)	2,820	2,829
4.625%, 01/06/2026 (A)	4,035	3,953
3.869%, SOFRRATE + 1.640%, 03/28/2026 (B)	5,970	5,805
Intercontinental Exchange
4.250%, 09/21/2048	1,454	1,194
3.000%, 06/15/2050	1,100	724
International Bank for Reconstruction & Development
3.875%, 02/14/2030	14,085	13,610
3.500%, 07/12/2028	5,995	5,758
Jackson Financial
3.125%, 11/23/2031	3,295	2,623
Jackson National Life Global Funding
5.500%, 01/09/2026 (A)	3,000	2,973
JPMorgan Chase
8.750%, 09/01/2030	1,361	1,598
7.750%, 07/15/2025	1,690	1,756

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.400%, 05/15/2038	$2,812	$3,095
6.254%, SOFRRATE + 1.810%, 10/23/2034 (B)	2,035	2,125
6.189%, TSFR3M + 0.812%, 02/01/2027 (B)	1,630	1,541
5.717%, SOFRRATE + 2.580%, 09/14/2033 (B)	3,359	3,347
5.546%, SOFRRATE + 1.070%, 12/15/2025 (B)	5,345	5,329
5.500%, 10/15/2040	1,000	998
4.586%, SOFRRATE + 1.800%, 04/26/2033 (B)	9,558	8,896
4.565%, SOFRRATE + 1.750%, 06/14/2030 (B)	6,485	6,213
4.260%, TSFR3M + 1.842%, 02/22/2048 (B)	5	4
3.964%, TSFR3M + 1.642%, 11/15/2048 (B)	3,784	2,995
3.882%, TSFR3M + 1.622%, 07/24/2038 (B)	6,195	5,199
3.509%, TSFR3M + 1.207%, 01/23/2029 (B)	20,047	18,619
3.328%, SOFRRATE + 1.580%, 04/22/2052 (B)	5,385	3,749
3.157%, SOFRRATE + 1.460%, 04/22/2042 (B)	10,745	7,852
3.109%, SOFRRATE + 2.440%, 04/22/2051 (B)	255	171
2.963%, SOFRRATE + 1.260%, 01/25/2033 (B)	6,511	5,380
2.522%, SOFRRATE + 2.040%, 04/22/2031 (B)	5,703	4,784
2.069%, SOFRRATE + 1.015%, 06/01/2029 (B)	5,460	4,728
1.953%, SOFRRATE + 1.065%, 02/04/2032 (B)	2,710	2,130
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	1,985	1,803
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	7,143	6,107
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	1,275	829
KKR Group Finance XII LLC
4.850%, 05/17/2032 (A)	3,073	2,890
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	13,775	13,451
Lincoln National
3.400%, 01/15/2031	3,100	2,587
Lloyds Banking Group PLC
3.870%, H15T1Y + 3.500%, 07/09/2025 (B)	6,753	6,665
2.438%, H15T1Y + 1.000%, 02/05/2026 (B)	4,500	4,306

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	$2,636	$2,379
LSEGA Financing PLC
3.200%, 04/06/2041 (A)	3,618	2,617
1.375%, 04/06/2026 (A)	7,541	6,859
Macquarie Bank
5.208%, 06/15/2026 (A)	2,680	2,666
Macquarie Group MTN
6.207%, 11/22/2024 (A)	9,793	9,822
1.629%, SOFRRATE + 0.910%, 09/23/2027 (A)(B)	1,844	1,632
Marsh & McLennan
6.250%, 11/01/2052	3,035	3,290
5.700%, 09/15/2053	320	326
4.900%, 03/15/2049	1,125	1,027
4.750%, 03/15/2039	3,700	3,395
4.350%, 01/30/2047	1,370	1,149
3.500%, 03/10/2025	4,200	4,098
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	778
3.200%, 12/01/2061 (A)	7,385	4,322
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,397
Mastercard
3.300%, 03/26/2027	3,035	2,896
2.950%, 06/01/2029	2,420	2,212
Met Tower Global Funding MTN
1.250%, 09/14/2026 (A)	7,645	6,843
MetLife
6.375%, 06/15/2034	4,190	4,503
5.250%, 01/15/2054	1,460	1,378
5.000%, 07/15/2052	5,770	5,274
4.050%, 03/01/2045	1,250	1,012
Metropolitan Life Global Funding I
2.950%, 04/09/2030 (A)	2,995	2,582
0.950%, 07/02/2025 (A)	3,600	3,359
Metropolitan Life Global Funding I MTN
5.150%, 03/28/2033 (A)	7,345	7,171
2.400%, 01/11/2032 (A)	3,850	3,063
Mitsubishi UFJ Financial Group
5.719%, H15T1Y + 1.080%, 02/20/2026 (B)	4,740	4,738
5.063%, H15T1Y + 1.550%, 09/12/2025 (B)	6,040	5,999
Moody's
4.250%, 08/08/2032	3,406	3,187
Morgan Stanley
5.948%, H15T5Y + 2.430%, 01/19/2038 (B)	6,385	6,189
5.297%, SOFRRATE + 2.620%, 04/20/2037 (B)	385	359
5.123%, SOFRRATE + 1.730%, 02/01/2029 (B)	3,460	3,406

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.210%, SOFRRATE + 1.610%, 04/20/2028 (B)	$19,524	$18,748
1.593%, SOFRRATE + 0.879%, 05/04/2027 (B)	7,700	6,981
Morgan Stanley MTN
6.375%, 07/24/2042	641	700
5.250%, SOFRRATE + 1.870%, 04/21/2034 (B)	6,360	6,094
4.300%, 01/27/2045	4,645	3,897
3.971%, TSFR3M + 1.455%, 07/22/2038 (B)	4,555	3,795
2.720%, SOFRRATE + 1.152%, 07/22/2025 (B)	2,505	2,453
2.511%, SOFRRATE + 1.200%, 10/20/2032 (B)	11,085	8,792
2.475%, SOFRRATE + 1.000%, 01/21/2028 (B)	4,190	3,818
2.239%, SOFRRATE + 1.178%, 07/21/2032 (B)	8,650	6,765
1.512%, SOFRRATE + 0.858%, 07/20/2027 (B)	2,237	2,008
Mutual of Omaha Insurance
4.297%, US0003M + 2.640%, 07/15/2054 (A)(B)	1,515	1,474
Nasdaq
5.550%, 02/15/2034	8,190	8,185
National Securities Clearing
5.100%, 11/21/2027 (A)	2,657	2,665
5.000%, 05/30/2028 (A)	3,270	3,266
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (A)(B)	5,905	5,365
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	1,824
4.350%, 04/30/2050 (A)	3,471	2,556
NatWest Group PLC
7.472%, H15T1Y + 2.850%, 11/10/2026 (B)	7,616	7,806
6.016%, H15T1Y + 2.100%, 03/02/2034 (B)	3,675	3,674
1.642%, H15T1Y + 0.900%, 06/14/2027 (B)	4,320	3,877
New York Life Global Funding
4.900%, 06/13/2028 (A)	8,185	8,086
New York Life Global Funding MTN
3.600%, 08/05/2025 (A)	5,000	4,875
1.450%, 01/14/2025 (A)	3,500	3,354
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,277
3.750%, 05/15/2050 (A)	1,420	1,034
Northwestern Mutual Global Funding MTN
4.900%, 06/12/2028 (A)	3,000	2,956
4.000%, 07/01/2025 (A)	3,300	3,236

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	$8,530	$8,600
Pacific Life Insurance
4.300%, US0003M + 2.796%, 10/24/2067 (A)(B)	1,555	1,157
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,323
PNC Financial Services Group
6.875%, SOFRRATE + 2.284%, 10/20/2034 (B)	2,530	2,686
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	4,661	4,659
5.582%, SOFRRATE + 1.841%, 06/12/2029 (B)	16,750	16,631
2.600%, 07/23/2026	9,160	8,543
Principal Life Global Funding II
2.250%, 11/21/2024 (A)	3,110	3,006
1.500%, 08/27/2030 (A)	3,374	2,600
1.375%, 01/10/2025 (A)	3,500	3,343
Prospect Capital
3.706%, 01/22/2026	1,955	1,782
Prudential Financial MTN
5.700%, 12/14/2036	1,660	1,717
1.500%, 03/10/2026	4,945	4,548
Prudential Funding Asia
3.125%, 04/14/2030	2,008	1,744
Royal Bank of Canada MTN
6.000%, 11/01/2027	10,594	10,880
2.300%, 11/03/2031	2,305	1,851
S&P Global
2.700%, 03/01/2029	6,138	5,537
2.450%, 03/01/2027	13,050	12,094
Santander UK Group Holdings PLC
6.833%, SOFRRATE + 2.749%, 11/21/2026 (B)	5,845	5,894
Securian Financial Group
4.800%, 04/15/2048 (A)	3,138	2,368
Security Benefit Global Funding MTN
1.250%, 05/17/2024 (A)	1,501	1,462
Societe Generale MTN
7.367%, 01/10/2053 (A)	5,800	5,606
State Street
5.159%, SOFRRATE + 1.890%, 05/18/2034 (B)	4,489	4,328
4.421%, SOFRRATE + 1.605%, 05/13/2033 (B)	3,026	2,806
3.031%, SOFRRATE + 1.490%, 11/01/2034 (B)	5,885	5,079
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,730
Synchrony Bank
5.400%, 08/22/2025	3,320	3,216

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Toronto-Dominion Bank MTN
5.532%, 07/17/2026	$5,075	$5,101
5.523%, 07/17/2028	7,650	7,704
Travelers
5.450%, 05/25/2053	10,335	10,309
3.750%, 05/15/2046	1,505	1,147
Truist Bank
3.800%, 10/30/2026	2,090	1,953
2.250%, 03/11/2030	1,090	863
Truist Financial MTN
7.161%, SOFRRATE + 2.446%, 10/30/2029 (B)	8,924	9,330
6.047%, SOFRRATE + 2.050%, 06/08/2027 (B)	1,335	1,337
5.867%, SOFRRATE + 2.361%, 06/08/2034 (B)	11,995	11,679
5.122%, SOFRRATE + 1.852%, 01/26/2034 (B)	1,935	1,780
4.916%, SOFRRATE + 2.240%, 07/28/2033 (B)	5,930	5,257
4.873%, SOFRRATE + 1.435%, 01/26/2029 (B)	5,335	5,113
1.887%, SOFRRATE + 0.862%, 06/07/2029 (B)	8,881	7,442
1.267%, SOFRRATE + 0.609%, 03/02/2027 (B)	13,880	12,487
1.200%, 08/05/2025	3,458	3,206
UBS
4.500%, 06/26/2048	3,625	3,273
UBS Group
6.537%, SOFRRATE + 3.920%, 08/12/2033 (A)(B)	1,995	2,036
6.373%, SOFRRATE + 3.340%, 07/15/2026 (A)(B)	3,145	3,151
4.703%, H15T1Y + 2.050%, 08/05/2027 (A)(B)	12,940	12,547
4.125%, 09/24/2025 (A)	1,455	1,406
3.750%, 03/26/2025	3,675	3,566
1.494%, H15T1Y + 0.850%, 08/10/2027 (A)(B)	2,100	1,865
US Bancorp
6.787%, SOFRRATE + 1.880%, 10/26/2027 (B)	1,173	1,209
5.850%, SOFRRATE + 2.090%, 10/21/2033 (B)	5,429	5,342
5.836%, SOFRRATE + 2.260%, 06/12/2034 (B)	5,290	5,209
5.775%, SOFRRATE + 2.020%, 06/12/2029 (B)	5,925	5,921
4.839%, SOFRRATE + 1.600%, 02/01/2034 (B)	4,010	3,672
USAA Capital
3.375%, 05/01/2025 (A)	3,949	3,829

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Visa
4.150%, 12/14/2035	$1,125	$1,058
2.700%, 04/15/2040	385	282
2.000%, 08/15/2050	3,610	2,091
Wells Fargo
6.600%, 01/15/2038	2,620	2,758
6.491%, SOFRRATE + 2.060%, 10/23/2034 (B)	3,670	3,833
5.950%, 12/15/2036	1,035	994
5.606%, 01/15/2044	1,286	1,198
3.068%, SOFRRATE + 2.530%, 04/30/2041 (B)	1,065	762
3.000%, 04/22/2026	8,965	8,482
Wells Fargo MTN
5.557%, SOFRRATE + 1.990%, 07/25/2034 (B)	8,520	8,301
4.900%, 11/17/2045	1,790	1,519
4.750%, 12/07/2046	3,543	2,908
4.611%, SOFRRATE + 2.130%, 04/25/2053 (B)	3,000	2,513
4.400%, 06/14/2046	1,310	1,022
3.584%, TSFR3M + 1.572%, 05/22/2028 (B)	12,541	11,746
3.350%, SOFRRATE + 1.500%, 03/02/2033 (B)	3,005	2,515
3.196%, TSFR3M + 1.432%, 06/17/2027 (B)	13,960	13,158
2.879%, TSFR3M + 1.432%, 10/30/2030 (B)	5,100	4,388
2.393%, SOFRRATE + 2.100%, 06/02/2028 (B)	9,580	8,609
Westpac Banking
2.668%, H15T5Y + 1.750%, 11/15/2035 (B)	605	470
XL Group
5.250%, 12/15/2043	2,417	2,201

		1,398,684

Health Care — 9.2%
AbbVie
4.700%, 05/14/2045	6,850	6,185
4.500%, 05/14/2035	8,735	8,212
4.250%, 11/21/2049	8,605	7,239
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	2,500
Amgen
5.650%, 03/02/2053	3,350	3,303
5.507%, 03/02/2026	11,145	11,140
5.250%, 03/02/2030	2,565	2,578
Ascension Health
3.945%, 11/15/2046	2,394	1,890
3.106%, 11/15/2039	1,915	1,413
2.532%, 11/15/2029	3,975	3,457

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Astrazeneca Finance LLC
1.200%, 05/28/2026	$13,200	$12,065
AstraZeneca PLC
6.450%, 09/15/2037	8,085	9,006
3.375%, 11/16/2025	1,503	1,456
Banner Health
2.907%, 01/01/2042	2,652	1,818
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,935	2,776
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	1,998
Bristol-Myers Squibb
3.400%, 07/26/2029	3,982	3,696
3.200%, 06/15/2026	1,775	1,707
2.350%, 11/13/2040	760	504
Centene
3.000%, 10/15/2030	11,438	9,544
2.625%, 08/01/2031	955	758
2.500%, 03/01/2031	1,110	886
Cigna Group
4.125%, 11/15/2025	2,154	2,104
2.375%, 03/15/2031	3,000	2,460
CommonSpirit Health
6.073%, 11/01/2027	5,000	5,092
4.187%, 10/01/2049	3,000	2,281
CVS Health
5.250%, 02/21/2033	3,430	3,372
5.050%, 03/25/2048	3,360	2,945
Eli Lilly
4.950%, 02/27/2063	3,470	3,348
4.875%, 02/27/2053	2,927	2,856
Gilead Sciences
5.550%, 10/15/2053	1,855	1,873
5.250%, 10/15/2033	6,070	6,092
2.800%, 10/01/2050	1,025	654
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,190	2,106
HCA
5.900%, 06/01/2053	2,365	2,249
5.500%, 06/15/2047	2,385	2,141
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	3,025	1,998
Humana
5.950%, 03/15/2034	5,145	5,291
Johnson & Johnson
3.750%, 03/03/2047	3,000	2,480
2.900%, 01/15/2028	2,565	2,413
2.625%, 01/15/2025	1,660	1,618
1.300%, 09/01/2030	5,355	4,360
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,195	2,616

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.150%, 05/01/2027	$2,005	$1,888
2.810%, 06/01/2041	5,200	3,605
McKesson
0.900%, 12/03/2025	2,000	1,833
Medtronic
4.375%, 03/15/2035	1,732	1,624
Medtronic Global Holdings SCA
4.250%, 03/30/2028	4,097	4,013
Memorial Health Services
3.447%, 11/01/2049	2,055	1,460
Merck
5.000%, 05/17/2053	3,730	3,589
4.900%, 05/17/2044	5,060	4,821
4.500%, 05/17/2033	3,280	3,174
3.600%, 09/15/2042	2,145	1,717
3.400%, 03/07/2029	2,385	2,237
MultiCare Health System
2.803%, 08/15/2050	4,400	2,537
Nationwide Children's Hospital
4.556%, 11/01/2052	1,135	996
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,111
1.651%, 08/01/2030	2,487	1,981
Northwell Healthcare
4.260%, 11/01/2047	2,255	1,766
Novartis Capital
4.400%, 05/06/2044	740	667
3.000%, 11/20/2025	4,840	4,670
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	5,260	3,037
OhioHealth
2.834%, 11/15/2041	4,000	2,726
Orlando Health Obligated Group
3.327%, 10/01/2050	850	579
Pfizer
3.000%, 12/15/2026	2,450	2,326
Pfizer Investment Enterprises Pte
5.340%, 05/19/2063	4,981	4,791
5.300%, 05/19/2053	15,300	14,918
5.110%, 05/19/2043	6,790	6,526
4.750%, 05/19/2033	17,360	16,888
4.650%, 05/19/2030	3,167	3,107
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,176
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	6,500	5,519
Revvity
0.850%, 09/15/2024	7,520	7,232
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	2,985

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.930%, 12/13/2028 (A)	$10,791	$9,378
Rush Obligated Group
3.922%, 11/15/2029	3,828	3,530
Stanford Health Care
3.310%, 08/15/2030	1,165	1,034
Sutter Health
5.164%, 08/15/2033	10,284	10,077
Takeda Pharmaceutical
2.050%, 03/31/2030	3,352	2,774
Thermo Fisher Scientific
5.000%, 12/05/2026	8,000	8,019
4.800%, 11/21/2027	3,622	3,634
1.215%, 10/18/2024	15,380	14,801
UnitedHealth Group
6.875%, 02/15/2038	2,380	2,766
6.625%, 11/15/2037	2,739	3,078
6.500%, 06/15/2037	1,675	1,864
5.875%, 02/15/2053	10,020	10,648
4.750%, 05/15/2052	2,620	2,360
4.625%, 07/15/2035	5,655	5,434
4.500%, 04/15/2033	2,488	2,385
4.200%, 01/15/2047	1,432	1,178
4.000%, 05/15/2029	2,879	2,760
3.875%, 12/15/2028	1,835	1,756
3.850%, 06/15/2028	1,470	1,411
3.700%, 12/15/2025	2,100	2,046
3.050%, 05/15/2041	2,795	2,065
2.300%, 05/15/2031	9,355	7,800
UPMC
5.035%, 05/15/2033	4,040	3,962
Wyeth LLC
6.000%, 02/15/2036	1,400	1,479
5.950%, 04/01/2037	3,960	4,179

		380,397

Healthcare — 0.3%
Roche Holdings
5.265%, 11/13/2026 (A)	11,532	11,650

Industrials — 7.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.150%, 09/30/2030	3,520	3,544
6.100%, 01/15/2027	3,505	3,523
3.300%, 01/30/2032	9,025	7,481
3.000%, 10/29/2028	3,460	3,049
2.450%, 10/29/2026	3,100	2,824
1.650%, 10/29/2024	8,130	7,801
Airbus
3.950%, 04/10/2047 (A)	2,800	2,269
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,671

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
BAE Systems PLC
5.800%, 10/11/2041 (A)	$1,940	$1,897
3.400%, 04/15/2030 (A)	1,387	1,240
1.900%, 02/15/2031 (A)	2,718	2,153
Boeing
5.805%, 05/01/2050	3,245	3,165
5.705%, 05/01/2040	2,195	2,164
5.150%, 05/01/2030	10,520	10,423
3.100%, 05/01/2026	4,285	4,069
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	2,779
4.900%, 04/01/2044	2,563	2,394
4.550%, 09/01/2044	5,615	4,922
4.450%, 01/15/2053	3,424	2,975
4.375%, 09/01/2042	405	350
4.150%, 04/01/2045	3,430	2,833
Canadian National Railway
3.850%, 08/05/2032	2,990	2,731
Canadian Pacific Railway
1.350%, 12/02/2024	7,465	7,152
Carrier Global
5.900%, 03/15/2034 (A)	2,105	2,166
5.800%, 11/30/2025 (A)	6,485	6,523
Caterpillar
3.803%, 08/15/2042	1,725	1,416
3.400%, 05/15/2024	3,050	3,022
Caterpillar Financial Services
5.150%, 08/11/2025	10,000	10,007
Caterpillar Financial Services MTN
3.600%, 08/12/2027	10,550	10,140
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	2,626	2,555
CSX
3.350%, 09/15/2049	4,726	3,283
Deere
3.100%, 04/15/2030	4,033	3,623
2.750%, 04/15/2025	1,295	1,254
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,024	928
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,754
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	2,626	2,295
Emerson Electric
2.200%, 12/21/2031	6,250	5,123
1.800%, 10/15/2027	2,130	1,907
General Dynamics
4.250%, 04/01/2040	1,095	962

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 04/01/2050	$2,100	$1,807
2.850%, 06/01/2041	4,010	2,880
Genpact Luxembourg Sarl
3.375%, 12/01/2024	5,226	5,064
Honeywell International
1.750%, 09/01/2031	1,980	1,577
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	2,951	2,403
John Deere Capital MTN
5.150%, 09/08/2033	6,750	6,813
4.950%, 07/14/2028	2,100	2,103
2.800%, 07/18/2029	4,220	3,777
2.650%, 06/24/2024	5,435	5,348
2.650%, 06/10/2026	390	369
2.350%, 03/08/2027	7,260	6,719
1.250%, 01/10/2025	17,185	16,469
Lockheed Martin
5.250%, 01/15/2033	6,748	6,890
4.070%, 12/15/2042	3,300	2,808
3.900%, 06/15/2032	8,700	8,043
Norfolk Southern
3.800%, 08/01/2028	3,180	3,016
Northrop Grumman
2.930%, 01/15/2025	5,500	5,346
PACCAR Financial MTN
4.450%, 03/30/2026	2,150	2,132
1.100%, 05/11/2026	3,079	2,810
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	2,904	2,817
3.950%, 03/10/2025 (A)	2,752	2,685
3.450%, 07/01/2024 (A)	5,540	5,456
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	6,671
1.170%, 07/15/2025 (A)	1,476	1,372
Republic Services
5.000%, 04/01/2034	2,520	2,470
RTX
6.100%, 03/15/2034	4,945	5,182
5.150%, 02/27/2033	8,760	8,604
5.000%, 02/27/2026	3,793	3,773
4.500%, 06/01/2042	2,300	1,975
Ryder System MTN
4.625%, 06/01/2025	4,800	4,718
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,740	5,033
Snap-on
3.100%, 05/01/2050	3,240	2,233
Textron
6.100%, 11/15/2033	2,405	2,473
Triton Container International
2.050%, 04/15/2026 (A)	2,335	2,110

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
TTX
4.600%, 02/01/2049 (A)	$2,100	$1,782
TTX MTN
5.500%, 09/25/2026 (A)	1,510	1,521
3.600%, 01/15/2025 (A)	5,563	5,443
Union Pacific
3.500%, 02/14/2053	6,625	4,835
3.375%, 02/14/2042	1,230	941
2.950%, 03/10/2052	11,366	7,402
2.375%, 05/20/2031	3,965	3,309
Union Pacific MTN
3.550%, 08/15/2039	1,380	1,109
United Airlines Pass-Through Trust
2.700%, 05/01/2032	2,323	1,903
United Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	1,923	1,906
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,419	1,275
Verisk Analytics
3.625%, 05/15/2050	2,930	2,074

		318,813

Information Technology — 4.3%
Analog Devices
2.950%, 10/01/2051	1,918	1,265
1.700%, 10/01/2028	2,825	2,445
Apple
4.650%, 02/23/2046	1,140	1,077
4.375%, 05/13/2045	515	468
3.850%, 08/04/2046	5,235	4,380
3.350%, 02/09/2027	4,450	4,277
3.250%, 02/23/2026	9,150	8,853
2.850%, 05/11/2024	1,055	1,044
2.850%, 08/05/2061	2,000	1,276
2.650%, 05/11/2050	3,755	2,441
2.375%, 02/08/2041	2,425	1,706
1.650%, 02/08/2031	4,730	3,868
Cisco Systems
5.900%, 02/15/2039	3,307	3,523
Corning
7.250%, 08/15/2036	1,844	1,921
Intel
5.700%, 02/10/2053	4,215	4,282
5.200%, 02/10/2033	8,105	8,218
5.125%, 02/10/2030	15,655	15,860
4.900%, 08/05/2052	6,519	5,975
4.875%, 02/10/2026	7,855	7,849
3.200%, 08/12/2061	888	569
2.875%, 05/11/2024	5,830	5,761

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Business Machines
4.150%, 05/15/2039	$2,325	$2,004
3.300%, 05/15/2026	1,805	1,732
3.000%, 05/15/2024	1,140	1,127
2.200%, 02/09/2027	2,700	2,476
Intuit
5.500%, 09/15/2053	8,115	8,327
5.250%, 09/15/2026	8,045	8,102
1.350%, 07/15/2027	2,989	2,644
KLA
4.950%, 07/15/2052	2,627	2,472
Microsoft
3.700%, 08/08/2046	4,759	3,944
3.450%, 08/08/2036	650	572
3.041%, 03/17/2062	1,100	748
2.525%, 06/01/2050	4,360	2,807
2.400%, 08/08/2026	7,340	6,941
NXP BV / NXP FUNDING LLC
4.875%, 03/01/2024	3,252	3,242
NXP BV / NXP FUNDING LLC / NXP USA
5.000%, 01/15/2033	1,975	1,886
Oracle
4.375%, 05/15/2055	680	527
4.000%, 07/15/2046	3,675	2,790
3.800%, 11/15/2037	2,190	1,784
3.600%, 04/01/2040	9,370	7,125
2.950%, 04/01/2030	7,955	6,971
QUALCOMM
4.300%, 05/20/2047	3,441	2,957
Sprint Capital
8.750%, 03/15/2032	3,750	4,482
Texas Instruments
5.050%, 05/18/2063	3,958	3,757
3.875%, 03/15/2039	195	170
2.250%, 09/04/2029	3,035	2,657
TSMC Arizona
1.750%, 10/25/2026	990	900
Vontier
1.800%, 04/01/2026	1,205	1,093
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,485

		175,780

Materials — 1.3%
Barrick North America Finance LLC
5.750%, 05/01/2043	3,030	3,042
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,629
5.100%, 09/08/2028	8,250	8,280
5.000%, 09/30/2043	1,400	1,332
4.875%, 02/27/2026	3,545	3,528

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Celanese US Holdings LLC
6.700%, 11/15/2033	$4,265	$4,419
6.050%, 03/15/2025	919	921
Ecolab
1.650%, 02/01/2027	8,935	8,095
Freeport-McMoRan
5.250%, 09/01/2029	1,814	1,795
International Flavors & Fragrances
5.000%, 09/26/2048	3,295	2,629
3.468%, 12/01/2050 (A)	8,255	5,201
3.268%, 11/15/2040 (A)	2,128	1,432
2.300%, 11/01/2030 (A)	3,830	3,041
Lubrizol
6.500%, 10/01/2034	1,000	1,142
PPG Industries
1.200%, 03/15/2026	3,630	3,310
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,143
2.750%, 11/02/2051	4,000	2,498

		53,437

Real Estate — 2.4%
Alexandria Real Estate Equities
4.750%, 04/15/2035	5,710	5,233
2.950%, 03/15/2034	1,475	1,163
AvalonBay Communities MTN
3.350%, 05/15/2027	5,480	5,161
Boston Properties
4.500%, 12/01/2028	2,630	2,417
Federal Realty OP
1.250%, 02/15/2026	5,026	4,576
Prologis
5.250%, 06/15/2053	2,195	2,069
4.750%, 06/15/2033	5,242	5,004
Realty Income
5.625%, 10/13/2032	7,075	7,125
Regency Centers LP
4.650%, 03/15/2049	315	250
4.400%, 02/01/2047	1,765	1,360
2.950%, 09/15/2029	4,030	3,512
Sabra Health Care LP
3.900%, 10/15/2029	4,275	3,695
3.200%, 12/01/2031	2,080	1,627
Scentre Group Trust 1/ Scentre Group Trust 2
3.750%, 03/23/2027 (A)	980	925
3.625%, 01/28/2026 (A)	12,081	11,590
3.500%, 02/12/2025 (A)	1,500	1,458
Scentre Group Trust 2
4.750%, H15T5Y + 4.379%, 09/24/2080 (A)(B)	6,340	5,826
Simon Property Group
6.250%, 01/15/2034	4,005	4,138

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Simon Property Group LP
6.750%, 02/01/2040	$470	$498
5.850%, 03/08/2053	2,105	2,044
5.500%, 03/08/2033	8,037	7,957
4.250%, 11/30/2046	2,194	1,670
3.800%, 07/15/2050	1,280	920
2.650%, 02/01/2032	3,600	2,927
2.450%, 09/13/2029	7,391	6,321
Spirit Realty
4.450%, 09/15/2026	1,541	1,493
4.000%, 07/15/2029	170	156
Spirit Realty LP
3.400%, 01/15/2030	2,330	2,043
3.200%, 01/15/2027	1,190	1,108
2.100%, 03/15/2028	3,286	2,854
Sun Communities Operating LP
2.300%, 11/01/2028	120	102
WP Carey
4.600%, 04/01/2024	2,670	2,651

		99,873

Utilities — 10.6%
AEP Texas
3.450%, 01/15/2050	2,695	1,805
AEP Transmission LLC
5.400%, 03/15/2053	1,800	1,732
Alabama Power
3.850%, 12/01/2042	600	473
3.700%, 12/01/2047	2,800	2,066
3.125%, 07/15/2051	3,187	2,061
1.450%, 09/15/2030	3,416	2,681
Ameren Illinois
4.500%, 03/15/2049	4,560	3,938
3.850%, 09/01/2032	14,155	12,734
American Electric Power
5.699%, 08/15/2025	3,120	3,122
5.625%, 03/01/2033	4,305	4,312
Arizona Public Service
5.550%, 08/01/2033	6,920	6,855
Atmos Energy
4.125%, 03/15/2049	4,095	3,253
Baltimore Gas and Electric
2.250%, 06/15/2031	4,880	3,997
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	1,513
3.800%, 07/15/2048	1,065	773
3.250%, 04/15/2028	1,720	1,587
CenterPoint Energy Houston Electric LLC
5.200%, 10/01/2028	4,215	4,251
4.500%, 04/01/2044	2,215	1,886
3.000%, 03/01/2032	1,765	1,495
2.900%, 07/01/2050	830	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)	$5,550	$5,572
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,925	1,640
CMS Energy
3.000%, 05/15/2026	7,285	6,871
Commonwealth Edison
4.700%, 01/15/2044	2,000	1,740
4.000%, 03/01/2048	4,200	3,309
3.200%, 11/15/2049	1,730	1,146
3.000%, 03/01/2050	2,065	1,326
2.550%, 06/15/2026	4,665	4,397
Connecticut Light and Power
5.250%, 01/15/2053	3,000	2,840
Consolidated Edison of New York
5.900%, 11/15/2053	6,790	6,896
5.500%, 03/15/2034	3,190	3,216
3.875%, 06/15/2047	3,000	2,258
Consumers Energy
4.625%, 05/15/2033	9,275	8,861
3.500%, 08/01/2051	590	422
Dominion Energy
3.375%, 04/01/2030	630	560
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	853
DTE Electric
3.375%, 03/01/2025	2,289	2,233
DTE Energy
4.875%, 06/01/2028	5,240	5,137
4.220%, 11/01/2024 (D)	8,040	7,915
2.529%, 10/01/2024 (D)	3,695	3,595
Duke Energy Carolinas LLC
5.400%, 01/15/2054	7,430	7,067
5.300%, 02/15/2040	1,700	1,617
3.875%, 03/15/2046	5,500	4,155
2.850%, 03/15/2032	3,010	2,518
2.550%, 04/15/2031	2,855	2,380
Duke Energy Florida LLC
5.950%, 11/15/2052	2,100	2,154
5.875%, 11/15/2033	7,255	7,505
Duke Energy Indiana LLC
6.350%, 08/15/2038	255	269
4.900%, 07/15/2043	260	231
Duke Energy Ohio
5.250%, 04/01/2033	6,030	5,984
2.125%, 06/01/2030	1,340	1,104
Duke Energy Progress LLC
4.200%, 08/15/2045	2,755	2,204
4.100%, 05/15/2042	1,141	926
East Ohio Gas
3.000%, 06/15/2050 (A)	1,205	717
2.000%, 06/15/2030 (A)	2,370	1,887

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.300%, 06/15/2025 (A)	$2,700	$2,529
Entergy Arkansas LLC
4.200%, 04/01/2049	3,005	2,374
3.350%, 06/15/2052	4,030	2,679
Entergy Louisiana LLC
4.200%, 09/01/2048	3,215	2,516
0.950%, 10/01/2024	11,355	10,948
Entergy Mississippi LLC
2.850%, 06/01/2028	4,235	3,823
Entergy Texas
5.800%, 09/01/2053	4,090	4,057
3.550%, 09/30/2049	2,220	1,542
Eversource Energy
5.125%, 05/15/2033	3,220	3,107
3.800%, 12/01/2023	2,905	2,905
2.900%, 10/01/2024	4,053	3,952
Exelon
5.150%, 03/15/2028	4,570	4,564
Florida Power & Light
5.960%, 04/01/2039	155	162
5.950%, 02/01/2038	3,769	3,909
5.690%, 03/01/2040	4,657	4,739
4.125%, 02/01/2042	4,005	3,382
2.850%, 04/01/2025	2,515	2,438
2.450%, 02/03/2032	11,835	9,725
Georgia Power
4.300%, 03/15/2043	2,510	2,046
Indiana Michigan Power
4.250%, 08/15/2048	610	478
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	65	49
Kentucky Utilities
5.450%, 04/15/2033	4,185	4,186
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	999
MidAmerican Energy
3.150%, 04/15/2050	2,700	1,791
Monongahela Power
5.850%, 02/15/2034 (A)	2,790	2,801
3.550%, 05/15/2027 (A)	10,095	9,479
National Rural Utilities Cooperative Finance
8.562%, TSFR3M + 3.172%, 04/30/2043 (B)	1,542	1,521
5.800%, 01/15/2033	2,485	2,533
4.450%, 03/13/2026	7,980	7,857
4.400%, 11/01/2048	1,000	813
4.300%, 03/15/2049	2,558	2,071
Nevada Power
6.000%, 03/15/2054	6,135	6,228
New England Power
5.936%, 11/25/2052 (A)	1,046	1,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
NextEra Energy Capital Holdings
4.450%, 06/20/2025	$11,725	$11,532
1.900%, 06/15/2028	6,700	5,783
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	1,711
Northern States Power
7.125%, 07/01/2025	3,220	3,304
6.250%, 06/01/2036	600	636
4.500%, 06/01/2052	2,845	2,409
2.250%, 04/01/2031	3,010	2,467
NSTAR Electric
3.250%, 05/15/2029	2,684	2,444
Oglethorpe Power
5.375%, 11/01/2040	1,855	1,673
4.500%, 04/01/2047	2,170	1,733
4.250%, 04/01/2046	1,220	899
4.200%, 12/01/2042	190	142
Ohio Power
2.600%, 04/01/2030	8,915	7,543
Oncor Electric Delivery LLC
7.500%, 09/01/2038	120	140
5.650%, 11/15/2033 (A)	4,155	4,265
5.350%, 10/01/2052	2,304	2,194
5.300%, 06/01/2042	1,326	1,308
4.950%, 09/15/2052	1,020	927
3.750%, 04/01/2045	4,025	3,115
Pacific Gas and Electric
6.400%, 06/15/2033	2,290	2,317
4.500%, 07/01/2040	2,485	1,970
4.200%, 06/01/2041	2,340	1,731
PacifiCorp
6.250%, 10/15/2037	2,375	2,368
6.000%, 01/15/2039	4,585	4,471
5.500%, 05/15/2054	5,475	4,751
3.300%, 03/15/2051	3,553	2,160
2.900%, 06/15/2052	5,290	3,007
PECO Energy
2.850%, 09/15/2051	3,000	1,844
PPL Electric Utilities
4.150%, 06/15/2048	2,400	1,939
3.950%, 06/01/2047	1,802	1,412
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	2,227
Public Service Enterprise Group
5.850%, 11/15/2027	3,392	3,461
Public Service of Colorado
6.250%, 09/01/2037	220	227
4.100%, 06/01/2032	5,085	4,639
3.200%, 03/01/2050	1,900	1,244
Public Service of New Hampshire
3.600%, 07/01/2049	2,000	1,467
2.200%, 06/15/2031	5,920	4,808

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
San Diego Gas & Electric
4.950%, 08/15/2028	$3,344	$3,331
4.500%, 08/15/2040	2,025	1,745
3.320%, 04/15/2050	475	317
Sempra
3.800%, 02/01/2038	1,335	1,083
Southern California Edison
2.850%, 08/01/2029	3,030	2,673
Southern California Gas
6.350%, 11/15/2052	2,646	2,829
5.750%, 06/01/2053	3,099	3,042
4.300%, 01/15/2049	1,210	955
3.750%, 09/15/2042	195	147
2.550%, 02/01/2030	4,835	4,117
Union Electric
4.000%, 04/01/2048	1,205	922
3.900%, 09/15/2042	90	70
Virginia Electric and Power
6.350%, 11/30/2037	1,925	2,011
5.000%, 04/01/2033	8,783	8,482
3.150%, 01/15/2026	3,000	2,877
2.950%, 11/15/2051	6,190	3,842
Vistra Operations LLC
4.875%, 05/13/2024 (A)	3,925	3,898
3.550%, 07/15/2024 (A)	1,095	1,072
Wisconsin Electric Power
1.700%, 06/15/2028	2,300	1,999
Wisconsin Power & Light
6.375%, 08/15/2037	50	52
3.050%, 10/15/2027	2,720	2,531
Wisconsin Public Service
3.300%, 09/01/2049	2,475	1,659

		435,710

Total Corporate Obligations
(Cost $3,948,481) ($ Thousands)		3,655,654

U.S. TREASURY OBLIGATIONS — 7.5%
U.S. Treasury Bonds
4.750%, 11/15/2043	17,925	18,059
4.750%, 11/15/2053	6,470	6,726
4.375%, 08/15/2043	49,518	47,328
4.125%, 08/15/2053	86,901	81,266
3.875%, 05/15/2043	13,859	12,352
3.625%, 05/15/2053	1,457	1,244
3.375%, 08/15/2042	16,465	13,696
3.000%, 08/15/2052	14,452	10,903
U.S. Treasury Notes
5.000%, 10/31/2025	15,625	15,696
4.875%, 11/30/2025	13,410	13,452

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.875%, 10/31/2028	$31,980	$32,764
4.875%, 10/31/2030	2,280	2,348
4.625%, 02/28/2025	12,165	12,102
4.625%, 11/15/2026	5,265	5,288
4.500%, 11/15/2033	30,185	30,558
3.875%, 08/15/2033	4,614	4,437

Total U.S. Treasury Obligations
(Cost $308,601) ($ Thousands)		308,219

MUNICIPAL BONDS — 2.9%
Alabama — 0.1%
Alabama State, Economic Settlement Authority, Ser B, RB
4.263%, 09/15/2032	2,145	2,006

California — 0.9%
California State University, RB
5.183%, 11/01/2053	8,690	8,160
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,197
California State, Build America Project, GO
7.600%, 11/01/2040	585	703
7.550%, 04/01/2039	2,305	2,758
7.500%, 04/01/2034	5,125	5,996
California State, GO
6.000%, 03/01/2033	950	1,000
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	4,333
East Bay, Municipal Utility District Water System Revenue, Build America Project, Sub-Ser, RB
5.874%, 06/01/2040	300	314
Los Angeles, Community College District, GO
1.606%, 08/01/2028	4,780	4,204
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,120	1,224
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	1,405	1,235
University of California Regents, Build America Project, Ser H, RB
6.548%, 05/15/2048	120	132
University of California Regents, RB
4.132%, 05/15/2032	3,210	2,970

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of California, Build America Project, RB
5.770%, 05/15/2043	$1,375	$1,396

		36,622

Colorado — 0.1%
City & County of Denver's Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	3,510
Colorado State, COP
6.817%, 03/15/2028	1,980	2,107

		5,617

Connecticut — 0.2%
Connecticut State, Ser A, GO
4.657%, 05/15/2030	2,000	1,952
4.506%, 05/15/2028	2,515	2,468
3.875%, 06/15/2028	2,555	2,442

		6,862

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	1,383	1,229

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,757	2,735
6.637%, 04/01/2057	2,388	2,574

		5,309

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, Build America Project, GO
5.720%, 12/01/2038	2,580	2,654
Sales Tax Securitization, Ser A, RB
4.637%, 01/01/2040	3,320	3,065

		5,719

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,383

Massachusetts — 0.1%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	99
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	81

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	$2,550	$2,312
1.638%, 07/01/2026	2,125	1,937

		4,429

Michigan — 0.3%
Chippewa Valley Schools, GO
2.337%, 05/01/2029	3,125	2,758
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,408
2.671%, 09/01/2049 (B)	4,600	4,246
University of Michigan, Ser C, RB
3.599%, 04/01/2047	4,520	3,724

		12,136

New Jersey — 0.1%
New Jersey State, Transportation Trust Fund Authority, Build America Project, Ser C, RB
5.754%, 12/15/2028	2,300	2,335
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	2,884

		5,219

New York — 0.5%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	152
4.458%, 10/01/2062	205	173
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,220
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.767%, 08/01/2036	445	448
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	2,100	2,012
New York State, Dormitory Authority, Build America Project, RB
5.289%, 03/15/2033	3,000	2,989
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	4,150	3,470
New York State, Urban Development, Build America Project, RB
5.770%, 03/15/2039	8,225	8,336

		18,800

SEI Institutional Investments Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Intermediate Duration Credit Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO
5.550%, 06/30/2028	$4,000	$4,037

Pennsylvania — 0.1%
Pennsylvania State, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	4,716

Texas — 0.1%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	538
North Texas, Tollway Authority, Build America Project, Ser B, RB
6.718%, 01/01/2049	845	980
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	577
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,081

		3,176

Total Municipal Bonds
(Cost $131,132) ($ Thousands)		117,260

SOVEREIGN DEBT — 0.6%

Israel Government International Bond
3.875%, 07/03/2050	2,765	1,991
Korea Development Bank
4.375%, 02/15/2028	5,150	5,041
1.750%, 02/18/2025	6,080	5,831
Province of British Columbia Canada
4.200%, 07/06/2033	7,805	7,435
Province of Quebec Canada MTN
6.350%, 01/30/2026	270	276
Republic of Poland Government International Bond
4.875%, 10/04/2033	3,745	3,630

Total Sovereign Debt
(Cost $25,228) ($ Thousands)		24,204

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.1%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	47,246,288	$47,246

Total Cash Equivalent
(Cost $47,246) ($ Thousands)		47,246

Total Investments in Securities — 101.0%
(Cost $4,460,688) ($ Thousands)		$4,152,583

SEI Institutional Investments Trust

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	403	Mar-2024	$82,276	$82,397	$121
U.S. 5-Year Treasury Note	704	Mar-2024	75,003	75,224	221
			157,279	157,621	342
Short Contracts
Ultra 10-Year U.S. Treasury Note	(813)	Mar-2024	$(91,838)	$(92,288)	$(450)
			$65,441	$65,333	$(108)

Percentages are based on Net Assets of $4,112,171 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2023.
†	Investment in Affiliated Security (see Note 6).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $642,661 ($ Thousands), representing 15.6% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,655,654	–	3,655,654
U.S. Treasury Obligations	–	308,219	–	308,219
Municipal Bonds	–	117,260	–	117,260
Sovereign Debt	–	24,204	–	24,204
Cash Equivalent	47,246	–	–	47,246
Total Investments in Securities	47,246	4,105,337	–	4,152,583

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	342	–	–	342
Unrealized Depreciation	(450)	–	–	(450)
Total Other Financial Instruments	(108)	–	–	(108)

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$49,298	$874,980	$(877,032)	$—	$—	$47,246	$1,091	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Dynamic Asset Allocation Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 78.9%

Communication Services — 6.8%
Alphabet Inc, Cl A *	218,572	$28,967
Alphabet Inc, Cl C *	185,900	24,896
AT&T Inc	262,943	4,357
Charter Communications Inc, Cl A *	3,715	1,487
Comcast Corp, Cl A	151,532	6,348
Electronic Arts Inc	9,044	1,248
Fox Corp	13,966	404
Interpublic Group of Cos Inc/The	14,200	437
Live Nation Entertainment Inc *	5,100	430
Match Group Inc *	10,700	346
Meta Platforms Inc, Cl A *	81,904	26,795
Netflix Inc *	16,332	7,741
News Corp	4,000	92
News Corp, Cl A	14,200	313
Omnicom Group Inc	7,199	580
Paramount Global, Cl B	19,240	276
Take-Two Interactive Software Inc *	5,900	933
T-Mobile US Inc *	19,009	2,860
Verizon Communications Inc	154,692	5,929
Walt Disney Co/The *	67,321	6,240
Warner Bros Discovery Inc *	82,580	863

		121,542
Consumer Discretionary — 8.5%
Airbnb Inc, Cl A *	15,700	1,984
Amazon.com Inc *	334,480	48,864
Aptiv PLC *	10,424	864
AutoZone Inc *	699	1,824
Bath & Body Works Inc	8,700	284
Best Buy Co Inc	7,200	511
Booking Holdings Inc *	1,345	4,204
BorgWarner Inc	9,000	303
Caesars Entertainment Inc *	8,200	367
CarMax Inc *	6,100	390
Carnival Corp, Cl A *	36,600	551

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Chipotle Mexican Grill Inc, Cl A *	966	$2,127
Darden Restaurants Inc	4,500	704
Domino's Pizza Inc	1,300	511
DR Horton Inc	11,374	1,452
eBay Inc	19,781	811
Etsy Inc *	4,400	334
Expedia Group Inc *	5,085	692
Ford Motor Co	146,876	1,507
Garmin Ltd	5,800	709
General Motors Co	50,495	1,596
Genuine Parts Co	5,250	697
Hasbro Inc	4,900	227
Hilton Worldwide Holdings Inc	9,561	1,602
Home Depot Inc/The	37,043	11,613
Las Vegas Sands Corp	12,436	574
Lennar Corp, Cl A	9,395	1,202
LKQ Corp	9,600	428
Lowe's Cos Inc	21,578	4,290
Lululemon Athletica Inc *	4,300	1,921
Marriott International Inc/MD, Cl A	9,328	1,891
McDonald's Corp	26,779	7,547
MGM Resorts International	10,715	423
Mohawk Industries Inc *	1,828	161
NIKE Inc, Cl B	45,078	4,971
Norwegian Cruise Line Holdings Ltd *	15,900	243
NVR Inc *	120	739
O'Reilly Automotive Inc *	2,238	2,199
Pool Corp	1,400	486
PulteGroup Inc	8,100	716
Ralph Lauren Corp, Cl A	1,600	207
Ross Stores Inc	12,674	1,652
Royal Caribbean Cruises Ltd *	8,600	924
Starbucks Corp	42,166	4,187
Tapestry Inc	8,800	279
Tesla Inc *	101,729	24,423
TJX Cos Inc/The	42,242	3,722
Tractor Supply Co	4,094	831
Ulta Beauty Inc *	1,832	780
VF Corp	12,324	206
Whirlpool Corp	2,200	240
Wynn Resorts Ltd	3,500	295
Yum! Brands Inc	10,412	1,307

		151,572
Consumer Staples — 5.0%
Altria Group Inc	65,236	2,743
Archer-Daniels-Midland Co	19,707	1,453
Brown-Forman Corp, Cl B	6,625	389
Bunge Global	5,700	626
Campbell Soup Co	7,700	309
Church & Dwight Co Inc	9,017	871
Clorox Co/The	4,500	645
Coca-Cola Co/The	143,288	8,374

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Colgate-Palmolive Co	30,382	$2,393
Conagra Brands Inc	18,000	509
Constellation Brands Inc, Cl A	6,007	1,445
Costco Wholesale Corp	16,351	9,692
Dollar General Corp	8,010	1,050
Dollar Tree Inc *	7,697	951
Estee Lauder Cos Inc/The, Cl A	8,665	1,106
General Mills Inc	21,869	1,392
Hershey Co/The	5,455	1,025
Hormel Foods Corp	11,100	340
J M Smucker Co/The	3,782	415
Kellanova	9,700	510
Kenvue Inc	64,305	1,314
Keurig Dr Pepper Inc	37,467	1,183
Kimberly-Clark Corp	12,591	1,558
Kraft Heinz Co/The	29,766	1,045
Kroger Co/The	24,567	1,088
Lamb Weston Holdings Inc	5,400	540
McCormick & Co Inc/MD	9,100	590
Molson Coors Beverage Co, Cl B	6,700	412
Mondelez International Inc, Cl A	49,989	3,552
Monster Beverage Corp *	27,776	1,532
PepsiCo Inc	50,690	8,531
Philip Morris International Inc	57,142	5,335
Procter & Gamble Co/The	86,826	13,330
Sysco Corp	18,469	1,333
Target Corp	16,993	2,274
Tyson Foods Inc, Cl A	10,772	505
Walgreens Boots Alliance Inc	26,552	529
Walmart Inc	52,592	8,188

		89,077
Energy — 3.2%
APA Corp	11,700	421
Baker Hughes Co, Cl A	37,779	1,275
Chevron Corp	65,327	9,381
ConocoPhillips	44,069	5,093
Coterra Energy Inc, Cl A	28,181	740
Devon Energy Corp	23,444	1,054
Diamondback Energy Inc	6,700	1,035
EOG Resources Inc	21,365	2,629
EQT Corp	13,400	535
Exxon Mobil Corp	148,987	15,307
Halliburton Co	33,619	1,245
Hess Corp	10,147	1,426
Kinder Morgan Inc	72,484	1,274
Marathon Oil Corp	22,500	572
Marathon Petroleum Corp	14,681	2,190
Occidental Petroleum Corp	24,303	1,438
ONEOK Inc	21,766	1,499
Phillips 66	16,306	2,102
Pioneer Natural Resources Co	8,519	1,973
Schlumberger NV	52,238	2,718

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Targa Resources Corp	8,200	$742
Valero Energy Corp	13,151	1,649
Williams Cos Inc/The	44,605	1,641

		57,939
Financials — 10.2%
Aflac Inc	19,855	1,642
Allstate Corp/The	9,712	1,339
American Express Co	21,376	3,650
American International Group Inc	26,163	1,722
Ameriprise Financial Inc	3,763	1,330
Aon PLC, Cl A	7,445	2,446
Arch Capital Group Ltd *	13,947	1,167
Arthur J Gallagher & Co	7,957	1,981
Assurant Inc	1,900	319
Bank of America Corp	254,463	7,759
Bank of New York Mellon Corp/The	27,358	1,322
Berkshire Hathaway Inc, Cl B *	67,178	24,184
BlackRock Inc, Cl A	5,176	3,888
Blackstone Inc	26,100	2,933
Brown & Brown Inc	8,900	665
Capital One Financial Corp	13,955	1,558
Cboe Global Markets Inc	3,900	711
Charles Schwab Corp/The	54,698	3,354
Chubb Ltd	15,095	3,463
Cincinnati Financial Corp	5,700	586
Citigroup Inc	70,763	3,262
Citizens Financial Group Inc	17,465	476
CME Group Inc, Cl A	13,209	2,884
Comerica Inc	5,200	235
Discover Financial Services	9,318	867
Everest Group Ltd	1,600	657
Eversource Energy	13,008	773
FactSet Research Systems Inc	1,400	635
Fidelity National Information Services Inc	22,156	1,299
Fifth Third Bancorp	25,242	731
Fiserv Inc *	22,379	2,923
FleetCor Technologies Inc *	2,800	673
Franklin Resources Inc	10,800	268
Global Payments Inc	9,691	1,128
Globe Life Inc	3,100	382
Goldman Sachs Group Inc/The	12,088	4,129
Hartford Financial Services Group Inc/The	11,408	892
Huntington Bancshares Inc/OH	52,726	594
Intercontinental Exchange Inc	20,991	2,390
Invesco Ltd	16,000	228
Jack Henry & Associates Inc	2,800	444
JPMorgan Chase & Co	107,005	16,701
KeyCorp	35,654	442
Loews Corp	7,100	499
M&T Bank Corp	6,090	781
MarketAxess Holdings Inc	1,400	336
Marsh & McLennan Cos Inc	18,120	3,613

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Mastercard Inc, Cl A	30,687	$12,699
MetLife Inc	23,145	1,473
Moody's Corp	5,836	2,130
Morgan Stanley	46,922	3,723
MSCI Inc, Cl A	2,863	1,491
Nasdaq Inc	12,388	692
Northern Trust Corp	7,505	595
PayPal Holdings Inc *	40,333	2,324
PNC Financial Services Group Inc/The	14,647	1,962
Principal Financial Group Inc	8,120	599
Progressive Corp/The	21,483	3,524
Prudential Financial Inc	13,539	1,324
Raymond James Financial Inc	7,008	737
Regions Financial Corp	34,182	570
S&P Global Inc	11,946	4,968
Synchrony Financial	15,311	495
T Rowe Price Group Inc	8,198	821
Travelers Cos Inc/The	8,355	1,509
Truist Financial Corp	48,874	1,571
US Bancorp	57,167	2,179
Visa Inc, Cl A	59,224	15,202
W R Berkley Corp	7,550	548
Wells Fargo & Co	134,679	6,005
Willis Towers Watson PLC	3,902	961
Zions Bancorp NA	5,500	196

		182,559
Health Care — 10.0%
Abbott Laboratories	63,919	6,666
AbbVie Inc	64,957	9,249
Agilent Technologies Inc	10,856	1,387
Align Technology Inc *	2,713	580
Amgen Inc	19,674	5,305
Baxter International Inc	18,438	665
Becton Dickinson & Co	10,665	2,519
Biogen Inc *	5,350	1,252
Bio-Rad Laboratories Inc, Cl A *	763	233
Bio-Techne Corp	6,000	377
Boston Scientific Corp *	53,872	3,011
Bristol-Myers Squibb Co	76,826	3,794
Cardinal Health Inc	9,498	1,017
Catalent Inc *	6,800	264
Cencora Inc	6,061	1,233
Centene Corp *	19,884	1,465
Charles River Laboratories International Inc *	1,900	374
Cigna Group/The	10,862	2,855
Cooper Cos Inc/The	1,800	606
CVS Health Corp	47,212	3,208
Danaher Corp	24,176	5,399
DaVita Inc *	1,900	193
DENTSPLY SIRONA Inc	7,700	245
Dexcom Inc *	14,430	1,667

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Edwards Lifesciences Corp *	22,336	$1,512
Elevance Health Inc	8,643	4,144
Eli Lilly & Co	29,407	17,381
GE HealthCare Technologies Inc	14,634	1,002
Gilead Sciences Inc	45,843	3,512
HCA Healthcare Inc	7,345	1,840
Henry Schein Inc *	4,800	320
Hologic Inc *	9,112	650
Humana Inc	4,549	2,206
IDEXX Laboratories Inc *	3,078	1,434
Illumina Inc *	5,771	588
Incyte Corp *	7,200	391
Insulet Corp *	2,600	492
Intuitive Surgical Inc *	12,878	4,003
IQVIA Holdings Inc *	6,809	1,458
Johnson & Johnson	88,680	13,715
Laboratory Corp of America Holdings	3,265	708
McKesson Corp	4,977	2,342
Medtronic PLC	48,935	3,879
Merck & Co Inc	93,444	9,576
Mettler-Toledo International Inc *	800	874
Moderna Inc *	12,438	966
Molina Healthcare Inc *	2,200	804
Pfizer Inc	207,840	6,333
Quest Diagnostics Inc	4,200	576
Regeneron Pharmaceuticals Inc *	3,936	3,243
ResMed Inc	5,423	855
Revvity Inc	4,700	418
STERIS PLC	3,713	746
Stryker Corp	12,479	3,698
Teleflex Inc	1,800	406
Thermo Fisher Scientific Inc	14,204	7,042
UnitedHealth Group Inc	34,157	18,888
Universal Health Services Inc, Cl B	2,400	330
Vertex Pharmaceuticals Inc *	9,466	3,359
Viatris Inc	45,874	421
Waters Corp *	2,251	632
West Pharmaceutical Services Inc	2,754	966
Zimmer Biomet Holdings Inc	7,738	900
Zoetis Inc, Cl A	16,930	2,991

		179,165
Industrials — 6.6%
3M Co	20,256	2,007
A O Smith Corp	4,700	354
Alaska Air Group Inc *	4,500	170
Allegion plc	3,233	343
American Airlines Group Inc *	23,500	292
AMETEK Inc	8,609	1,336
Automatic Data Processing Inc	15,192	3,493
Axon Enterprise Inc *	2,600	598
Boeing Co/The *	20,896	4,840
Broadridge Financial Solutions Inc	4,400	853

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Carrier Global Corp	30,678	$1,594
Caterpillar Inc	18,815	4,717
Ceridian HCM Holding Inc *	5,900	406
CH Robinson Worldwide Inc	4,200	345
Cintas Corp	3,221	1,782
Copart Inc *	31,872	1,601
CSX Corp	73,683	2,380
Cummins Inc	5,306	1,189
Deere & Co	10,062	3,667
Delta Air Lines Inc	23,546	870
Dover Corp	5,206	735
Eaton Corp PLC	14,716	3,351
Emerson Electric Co	21,019	1,869
Equifax Inc	4,590	999
Expeditors International of Washington Inc	5,438	654
Fastenal Co	20,911	1,254
FedEx Corp	8,488	2,197
Fortive Corp	13,088	903
Generac Holdings Inc *	2,400	281
General Dynamics Corp	8,291	2,048
General Electric Co	40,020	4,874
Honeywell International Inc	24,477	4,795
Howmet Aerospace Inc	13,929	733
Hubbell Inc, Cl B	2,000	600
Huntington Ingalls Industries Inc	1,500	355
IDEX Corp	2,700	545
Illinois Tool Works Inc	10,118	2,451
Ingersoll Rand Inc	15,083	1,077
Jacobs Solutions Inc	4,700	598
JB Hunt Transport Services Inc	3,100	574
Johnson Controls International plc	25,372	1,340
L3Harris Technologies Inc	6,896	1,316
Leidos Holdings Inc	5,000	537
Lockheed Martin Corp	8,203	3,673
Masco Corp	8,200	496
Nordson Corp	2,000	471
Norfolk Southern Corp	8,369	1,826
Northrop Grumman Corp	5,217	2,479
Old Dominion Freight Line Inc	3,288	1,279
Otis Worldwide Corp	15,345	1,316
PACCAR Inc	19,487	1,789
Parker-Hannifin Corp	4,703	2,037
Paychex Inc	11,747	1,433
Paycom Software Inc	1,900	345
Pentair PLC	6,346	410
Quanta Services Inc	5,414	1,019
Republic Services Inc, Cl A	7,543	1,221
Robert Half Inc	3,900	320
Rockwell Automation Inc	4,305	1,186
Rollins Inc	8,825	359
RTX Corp	53,506	4,360
Snap-on Inc	1,900	522

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Southwest Airlines Co	21,630	$553
Stanley Black & Decker Inc	5,700	518
Textron Inc	7,200	552
Trane Technologies PLC	8,379	1,889
TransDigm Group Inc	2,068	1,991
Union Pacific Corp	22,422	5,051
United Airlines Holdings Inc *	11,865	467
United Parcel Service Inc, Cl B	26,622	4,036
United Rentals Inc	2,496	1,188
Veralto *	7,959	615
Verisk Analytics Inc, Cl A	5,416	1,308
Waste Management Inc	13,567	2,320
Westinghouse Air Brake Technologies Corp	6,686	779
WW Grainger Inc	1,677	1,318
Xylem Inc/NY	8,800	925

		116,974
Information Technology — 22.9%
Accenture PLC, Cl A	23,216	7,734
Adobe Inc *	16,784	10,255
Advanced Micro Devices Inc *	59,433	7,201
Akamai Technologies Inc *	5,500	635
Amphenol Corp, Cl A	21,861	1,989
Analog Devices Inc	18,410	3,376
ANSYS Inc *	3,221	945
Apple Inc	541,456	102,850
Applied Materials Inc	30,903	4,629
Arista Networks Inc *	9,161	2,013
Autodesk Inc *	7,792	1,702
Broadcom Inc	16,154	14,954
Cadence Design Systems Inc *	9,963	2,723
CDW Corp/DE	4,941	1,042
Cisco Systems Inc	149,992	7,257
Cognizant Technology Solutions Corp, Cl A	18,518	1,303
Corning Inc	27,988	797
Enphase Energy Inc *	5,168	522
EPAM Systems Inc *	2,177	562
F5 Inc *	2,300	394
Fair Isaac Corp *	900	979
First Solar Inc *	3,835	605
Fortinet Inc *	23,898	1,256
Gartner Inc *	2,893	1,258
Gen Digital Inc	21,700	479
Hewlett Packard Enterprise Co	48,075	813
HP Inc	32,336	949
Intel Corp	154,163	6,891
International Business Machines Corp	33,508	5,313
Intuit Inc	10,273	5,871
Juniper Networks Inc	12,200	347
Keysight Technologies Inc *	6,679	908
KLA Corp	4,982	2,713
Lam Research Corp	4,870	3,486
Microchip Technology Inc	19,954	1,665

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Micron Technology Inc	40,262	$3,065
Microsoft Corp	273,760	103,730
Monolithic Power Systems Inc	1,748	959
Motorola Solutions Inc	6,130	1,979
NetApp Inc	7,800	713
NVIDIA Corp	91,047	42,583
NXP Semiconductors NV	9,417	1,922
ON Semiconductor Corp *	16,130	1,150
Oracle Corp	57,919	6,731
Palo Alto Networks Inc *	11,200	3,305
PTC Inc *	4,200	661
Qorvo Inc *	3,600	347
QUALCOMM Inc	41,068	5,300
Roper Technologies Inc	3,963	2,133
Salesforce Inc *	35,854	9,032
Seagate Technology Holdings PLC	7,000	554
ServiceNow Inc *	7,467	5,120
Skyworks Solutions Inc	6,054	587
SolarEdge Technologies Inc *	2,200	175
Synopsys Inc *	5,553	3,016
TE Connectivity Ltd	11,468	1,502
Teledyne Technologies Inc *	1,702	686
Teradyne Inc	5,700	526
Texas Instruments Inc	33,407	5,102
Trimble Inc *	9,600	445
Tyler Technologies Inc *	1,600	654
VeriSign Inc *	3,340	709
Western Digital Corp *	11,603	560
Zebra Technologies Corp, Cl A *	1,900	450

		410,112
Materials — 1.9%
Air Products and Chemicals Inc	8,174	2,211
Albemarle Corp	4,296	521
Amcor PLC	55,607	527
Avery Dennison Corp	3,000	583
Ball Corp	11,900	658
Celanese Corp, Cl A	3,800	527
CF Industries Holdings Inc	7,046	530
Corteva Inc	26,459	1,196
Dow Inc	25,773	1,334
DuPont de Nemours Inc	17,139	1,226
Eastman Chemical Co	4,600	386
Ecolab Inc	9,287	1,781
FMC Corp	4,700	252
Freeport-McMoRan Inc, Cl B	52,685	1,966
International Flavors & Fragrances Inc	9,473	714
International Paper Co	12,700	469
Linde PLC	17,933	7,420
LyondellBasell Industries NV, Cl A	9,655	918
Martin Marietta Materials Inc	2,270	1,055
Mosaic Co/The	12,663	454
Newmont Corp	42,297	1,700

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nucor Corp	9,282	$1,578
Packaging Corp of America	3,400	571
PPG Industries Inc	8,815	1,252
Sealed Air Corp	5,100	170
Sherwin-Williams Co/The	8,649	2,411
Steel Dynamics Inc	5,725	682
Vulcan Materials Co	4,821	1,030
Westrock Co	9,641	397

		34,519
Real Estate — 1.9%
Alexandria Real Estate Equities Inc ‡	5,703	624
American Tower Corp, Cl A ‡	17,156	3,582
AvalonBay Communities Inc ‡	5,215	902
Boston Properties Inc ‡	5,200	296
Camden Property Trust ‡	4,000	361
CBRE Group Inc, Cl A *	11,565	913
CoStar Group Inc *	15,290	1,270
Crown Castle Inc ‡	15,894	1,864
Digital Realty Trust Inc ‡	11,222	1,557
Equinix Inc ‡	3,414	2,782
Equity Residential ‡	12,629	718
Essex Property Trust Inc ‡	2,366	505
Extra Space Storage Inc ‡	7,845	1,021
Federal Realty Investment Trust ‡	2,800	268
Healthpeak Properties Inc ‡	20,900	362
Host Hotels & Resorts Inc ‡	25,785	450
Invitation Homes Inc ‡	21,400	714
Iron Mountain Inc ‡	11,071	710
Kimco Realty Corp ‡	22,500	435
Mid-America Apartment Communities Inc ‡	4,463	556
Prologis Inc ‡	34,008	3,909
Public Storage ‡	5,756	1,489
Realty Income Corp ‡	25,353	1,368
Regency Centers Corp ‡	5,900	370
SBA Communications Corp, Cl A ‡	4,012	991
Simon Property Group Inc ‡	12,033	1,503
UDR Inc ‡	11,200	374
Ventas Inc ‡	14,700	674
VICI Properties Inc, Cl A ‡	37,796	1,130
Welltower Inc ‡	19,093	1,701
Weyerhaeuser Co ‡	26,678	836

		34,235
Utilities — 1.9%
AES Corp/The	25,300	435
Alliant Energy Corp	9,200	465
Ameren Corp	9,796	760
American Electric Power Co Inc	19,224	1,529
American Water Works Co Inc	7,072	932
Atmos Energy Corp	5,422	617
CenterPoint Energy Inc	23,892	676
CMS Energy Corp	11,000	624

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consolidated Edison Inc	12,837	$1,157
Constellation Energy Corp	11,826	1,431
Dominion Energy Inc	31,194	1,414
DTE Energy Co	7,617	793
Duke Energy Corp	28,300	2,612
Edison International	14,271	956
Entergy Corp	7,711	782
Evergy Inc	8,299	424
Exelon Corp	37,126	1,430
FirstEnergy Corp	18,864	697
NextEra Energy Inc	74,398	4,353
NiSource Inc	15,700	403
NRG Energy Inc	8,600	411
PG&E Corp *	77,998	1,339
Pinnacle West Capital Corp	4,100	307
PPL Corp	27,318	714
Public Service Enterprise Group Inc	18,627	1,163
Sempra	23,076	1,682
Southern Co/The	40,067	2,844
WEC Energy Group Inc	11,755	983
Xcel Energy Inc	20,546	1,250

		33,183
Total Common Stock
(Cost $455,273) ($ Thousands)		1,410,877

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.220%**†	9,709,941	9,710

Total Cash Equivalent
(Cost $9,710) ($ Thousands)		9,710

PURCHASED OPTIONS — 0.5%
Total Purchased Options
(Cost $13,281) ($ Thousands)		7,806

Total Investments in Securities — 79.9%
(Cost $478,264) ($ Thousands)		$1,428,393

WRITTEN OPTIONS — (0.1)%
Total Written Options
(Premiums Received $3,757) ($ Thousands)		$(1,680)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Dynamic Asset Allocation Fund (Concluded)

A list of the open exchange traded options contracts held by the Fund at November 30, 2023 is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.5%
Put Options
S&P 500 Index	54,292	$236,170	$4,350.00	7/20/2024	$5,996
S&P 500 Index	41,636	179,036	4,300.00	3/16/2024	1,810

Total Purchased Options		$415,206			$7,806
WRITTEN OPTIONS — (0.1)%
Put Options
S&P 500 Index	(41,636)	$(162,381)	3,900.00	03/16/2024	$(644)
S&P 500 Index	(54,292)	(179,164)	3,300.00	07/20/2024	(1,036)

Total Written Options		$(341,545)			$(1,680)

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
S&P 500 Index E-MINI^	859	Dec-2023	$191,667	$196,572	$4,905
			$191,667	$196,572	$4,905

A list of OTC swap agreements held by the fund at November 30, 2023, is as follows

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs^	PAYB +BCOMTR/0.075%	3 MONTH TREASURY BILL RATE + 7.5 BPS	INDEX RETURN	Annually	12/13/2023	USD	125,474	$(5,296)	$–	$(5,296)
Goldman Sachs	PAYB +SPXEWTR / 0.75%	SOFR RATE INDEX + 0.75 BPS	INDEX RETURN	Quarterly	01/31/2024	USD	163,757	15,594	–	15,594
								$10,298	$–	$10,298

SEI Institutional Investments Trust

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.659%^	UNITED STATES CONSUMER PRICE INDEX (CPI)	Annually	02/27/2033	USD	269,000	$3,795	$–	$3,795
0.281%	FLOATING (MUTKCALM INDEX)	Annually	05/15/2026	JPY	264,893,382	3,699	–	3,699
0.293%	JPY UNSECURED OVERNIGHT CALL RATE (TONAR)	Annually	05/15/2026	JPY	209,944,853	2,765	–	2,765
FLOATING EUROSTR OIS COMPOUND	FIXED 3.087%	Annually	09/09/2025	EUR	1,257,000	5,156	–	5,156
4.161% FIXED	FLOATING USD SOFR OIS COMPOUND	Annually	11/02/2056	USD	214,675	(15,800)	–	(15,800)
4.263%	FLOATING USD SOFR OIS COMPOUND	Annually	09/09/2025	USD	1,370,000	(1,196)	–	(1,196)
FLOATING USD SOFR OIS	4.35% FIXED	Annually	11/02/2031	USD	837,500	19,308	–	19,308
						$17,727	$–	$17,727

Percentages are based on Net Assets of $1,788,536 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of November 30, 2023.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security (see Note 6).
^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of November 30, 2023.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,410,877	–	–	1,410,877
Cash Equivalent	9,710	–	–	9,710
Purchased Options	7,806	–	–	7,806
Total Investments in Securities	1,428,393	–	–	1,428,393

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(1,680)	–	–	(1,680)
Futures Contracts*
Unrealized Appreciation	4,905	–	–	4,905
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	15,594	–	15,594
Unrealized Depreciation	–	(5,296)	–	(5,296)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	34,723	–	34,723
Unrealized Depreciation	–	(16,996)	–	(16,996)
Total Other Financial Instruments	3,225	28,025	–	31,250

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2023 ($ Thousands):

Security Description	Value 5/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$490	$128,950	$(119,730)	$—	$—	$9,710	$401	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund

†	Percentages are based on total investments. Total investments do not include derivatives such as options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 70.3%
U.S. Treasury Bills ^
5.414%, 01/11/2024 (A)	$11,800	$11,729
5.408%, 07/11/2024 (A)	1,000	969
5.389%, 01/04/2024 (A)	9,000	8,955
5.368%, 12/28/2023 (A)	9,000	8,964
5.361%, 01/09/2024 (A)	12,000	11,932
5.358%, 12/21/2023 (A)	9,000	8,974
5.348%, 12/14/2023 (A)	9,000	8,983
5.304%, 01/25/2024 (A)	12,000	11,903
5.291%, 01/16/2024 (A)	8,500	8,443
U.S. Treasury Inflation-Protected Securities
2.000%, 01/15/2026	8,714	8,583
0.750%, 07/15/2028	64,615	60,654
0.375%, 07/15/2027 (B)	204,948	191,749
0.125%, 07/15/2024 (B)	138,191	135,338
0.125%, 07/15/2026 (B)	99,191	93,513
U.S. Treasury Notes ^
5.531%, USBMMY3M + 0.200%, 01/31/2025 (C)	10,300	10,313
5.501%, USBMMY3M + 0.170%, 10/31/2025 (C)	7,100	7,096
5.500%, USBMMY3M + 0.169%, 04/30/2025 (C)	9,500	9,506
5.471%, USBMMY3M + 0.140%, 10/31/2024 (C)	10,000	10,008
5.456%, USBMMY3M + 0.125%, 07/31/2025 (C)	7,600	7,595
5.368%, USBMMY3M + 0.037%, 07/31/2024 (C)	8,000	8,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
5.316%, USBMMY3M + -0.015%, 01/31/2024 (C)	$6,700	$6,700
5.256%, USBMMY3M + -0.075%, 04/30/2024 (C)	4,900	4,898
5.000%, 08/31/2025	1,000	1,003
4.750%, 07/31/2025	900	899
4.625%, 02/28/2025	1,500	1,492
4.375%, 08/15/2026	1,200	1,196
4.000%, 02/15/2026	700	691
3.250%, 08/31/2024	1,900	1,871

Total U.S. Treasury Obligations
(Cost $650,636) ($ Thousands)		641,957

	Shares
COMMON STOCK — 30.1%

Communication Services — 2.5%
Alphabet Inc, Cl A *	22,383	2,966
Alphabet Inc, Cl C *	19,178	2,568
Anterix Inc *	1,342	44
AT&T Inc (D)	163,350	2,707
Cogent Communications Holdings Inc	796	51
Electronic Arts Inc	2,545	351
Frontier Communications Parent Inc *	4,793	105
GCI Liberty - Escrow *	1,350	—
Globalstar Inc *	25,471	41
Gogo Inc *	1,865	19
Iridium Communications Inc	3,057	117
Liberty Latin America Ltd, Cl C *	3,003	21
Liberty Media Corp-Liberty Formula One, Cl C *	2,034	130
Live Nation Entertainment Inc *	1,413	119
Lumen Technologies Inc *	26,303	34
Madison Square Garden Entertainment Corp, Cl A *	671	20
Madison Square Garden Sports Corp, Cl A *	224	38
Marcus Corp/The	2,116	29
Match Group Inc *	938	30
Meta Platforms Inc, Cl A *	8,346	2,730
Netflix Inc *	4,673	2,215
Pinterest Inc, Cl A *	2,228	76
ROBLOX Corp, Cl A *	4,349	171
Roku Inc, Cl A *	1,164	121
Shenandoah Telecommunications Co	1,600	36
Spotify Technology SA *	1,504	278
Take-Two Interactive Software Inc *	1,575	249
Telephone and Data Systems Inc	2,174	43
TKO Group Holdings, Cl A	559	43
T-Mobile US Inc *	12,740	1,917
Verizon Communications Inc	96,751	3,708
Walt Disney Co/The *	19,293	1,788

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Warner Bros Discovery Inc *(D)	25,337	$265

		23,030
Consumer Staples — 7.5%
Albertsons Cos Inc, Cl A	9,067	197
Altria Group Inc (D)	47,228	1,985
Andersons Inc/The	1,006	50
Archer-Daniels-Midland Co	13,688	1,009
BellRing Brands Inc *	3,413	181
BJ's Wholesale Club Holdings Inc *	3,482	225
Boston Beer Co Inc/The, Cl A *	229	81
Brown-Forman Corp, Cl A	1,163	70
Brown-Forman Corp, Cl B	4,894	288
Bunge Global	4,131	454
Cal-Maine Foods Inc	1,174	56
Campbell Soup Co	5,176	208
Casey's General Stores Inc	998	275
Celsius Holdings Inc *	4,297	213
Central Garden & Pet Co, Cl A *	1,222	44
Church & Dwight Co Inc	7,121	688
Clorox Co/The	3,279	470
Coca-Cola Co/The (D)	101,627	5,939
Coca-Cola Consolidated Inc	122	90
Colgate-Palmolive Co	21,981	1,731
Conagra Brands Inc	12,612	357
Constellation Brands Inc, Cl A	4,193	1,008
Costco Wholesale Corp (D)	11,681	6,924
Coty Inc, Cl A *	8,755	100
Darling Ingredients Inc *	4,134	181
Dole PLC	3,900	45
Dollar General Corp	6,085	798
Dollar Tree Inc *	5,564	688
Edgewell Personal Care Co	1,306	45
elf Beauty Inc *	1,686	199
Energizer Holdings Inc	3,447	106
Estee Lauder Cos Inc/The, Cl A	6,129	783
Flowers Foods Inc	4,998	104
Freshpet Inc *	1,237	88
General Mills Inc	15,363	978
Grocery Outlet Holding Corp *	2,031	57
Hain Celestial Group Inc/The *	2,210	23
Herbalife Ltd *	2,495	32
Hershey Co/The	3,775	709
Hormel Foods Corp	7,441	228
Ingles Markets Inc, Cl A	394	32
Ingredion Inc	1,790	183
Inter Parfums Inc	393	49
J & J Snack Foods Corp	343	56
J M Smucker Co/The	2,839	312
John B Sanfilippo & Son Inc	400	37
Kellanova	6,355	334
Kenvue Inc	48,354	988
Keurig Dr Pepper Inc	25,251	797

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kimberly-Clark Corp	9,017	$1,116
Kraft Heinz Co/The	21,511	755
Kroger Co/The	17,302	766
Lamb Weston Holdings Inc	3,741	374
Lancaster Colony Corp	569	94
McCormick & Co Inc/MD	6,469	419
Medifast Inc	238	16
MGP Ingredients Inc	315	27
Molson Coors Beverage Co, Cl B	4,285	264
Mondelez International Inc, Cl A	35,814	2,545
Monster Beverage Corp *	18,952	1,045
National Beverage Corp *	1,657	79
Nu Skin Enterprises Inc, Cl A	1,445	25
PepsiCo Inc (D)	35,902	6,042
Performance Food Group Co *	3,990	260
Philip Morris International Inc (D)	41,143	3,841
Pilgrim's Pride Corp *	1,224	31
Post Holdings Inc *	1,586	136
PriceSmart Inc	663	45
Primo Water Corp	4,361	63
Procter & Gamble Co/The (D)	61,428	9,430
Reynolds Consumer Products Inc	3,464	91
Seaboard Corp	12	42
Simply Good Foods Co/The *	2,287	89
Sovos Brands Inc *	1,657	36
Spectrum Brands Holdings Inc	959	67
Sprouts Farmers Market Inc *	3,052	132
Sysco Corp	13,288	959
Target Corp	12,126	1,623
TreeHouse Foods Inc *	1,204	49
Tyson Foods Inc, Cl A (D)	6,944	325
United Natural Foods Inc *	1,642	24
Universal Corp/VA	584	33
US Foods Holding Corp *	5,614	246
Utz Brands Inc	2,706	36
Vector Group Ltd	2,517	27
Walgreens Boots Alliance Inc	19,613	391
Walmart Inc (D)	37,245	5,799
WD-40 Co	260	63
Weis Markets Inc	617	37

		67,937
Energy — 7.1%
Antero Midstream Corp	13,141	175
Antero Resources Corp *	8,984	212
APA Corp	10,776	388
Archrock Inc	4,728	68
Ardmore Shipping Corp	1,997	27
Baker Hughes Co, Cl A	35,587	1,201
Berry Corp	4,396	32
Borr Drilling Ltd *	7,037	44
Bristow Group Inc *	1,300	33
Cactus Inc, Cl A	2,343	100

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
California Resources Corp	2,255	$115
Callon Petroleum Co *	1,935	60
Centrus Energy Corp, Cl A *	600	30
ChampionX Corp	7,080	208
Cheniere Energy Inc	8,232	1,499
Chesapeake Energy Corp	4,196	337
Chevron Corp (D)	61,222	8,791
Chord Energy Corp	1,396	226
Civitas Resources Inc	2,211	152
Clean Energy Fuels Corp *	7,126	26
CNX Resources Corp *	5,617	117
Comstock Resources Inc	3,259	32
ConocoPhillips (D)	41,479	4,794
CONSOL Energy Inc	1,246	133
Core Laboratories Inc	1,242	22
Coterra Energy Inc, Cl A	25,780	677
CVR Energy Inc	1,557	49
Delek US Holdings Inc	2,171	59
Devon Energy Corp	21,508	967
DHT Holdings Inc	4,905	49
Diamond Offshore Drilling Inc *	3,012	39
Diamondback Energy Inc	6,182	955
Dorian LPG Ltd	1,557	66
Dril-Quip Inc *	1,494	33
DT Midstream Inc	3,400	195
Energy Fuels Inc/Canada *	6,351	50
EOG Resources Inc	20,198	2,486
EQT Corp	11,679	467
Equitrans Midstream Corp	14,055	132
Expro Group Holdings NV *	3,376	52
Exxon Mobil Corp (D)	139,963	14,380
FLEX LNG Ltd	871	25
Golar LNG Ltd	4,168	90
Green Plains Inc *	2,052	51
Gulfport Energy Corp *	384	53
Halliburton Co	31,403	1,163
Helix Energy Solutions Group Inc *	5,106	48
Helmerich & Payne Inc	3,295	119
Hess Corp	9,511	1,337
HF Sinclair Corp	4,812	253
International Seaways Inc	1,120	51
Kinder Morgan Inc	67,857	1,192
Kinetik Holdings Inc, Cl A	895	33
Kosmos Energy Ltd *	14,424	98
Liberty Energy Inc, Cl A	4,821	96
Magnolia Oil & Gas Corp, Cl A	6,693	144
Marathon Oil Corp	21,700	552
Marathon Petroleum Corp (D)	14,285	2,131
Matador Resources Co	4,099	237
Murphy Oil Corp	5,232	224
Nabors Industries Ltd *	304	26
New Fortress Energy Inc, Cl A	1,845	71

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Noble Corp PLC	4,195	$194
Nordic American Tankers Ltd	10,257	40
Northern Oil and Gas Inc	2,370	89
NOV Inc	13,603	256
Occidental Petroleum Corp	24,224	1,433
Oceaneering International Inc *	4,084	84
Oil States International Inc *	5,600	39
ONEOK Inc	15,258	1,051
Ovintiv Inc	8,472	376
Par Pacific Holdings Inc *	2,367	81
Patterson-UTI Energy Inc	14,107	165
PBF Energy Inc, Cl A	3,749	166
Peabody Energy Corp	4,151	99
Permian Resources Corp, Cl A	9,005	118
Phillips 66	15,508	1,999
Pioneer Natural Resources Co	8,085	1,873
ProPetro Holding Corp *	4,553	41
Range Resources Corp	7,861	255
REX American Resources Corp *	1,118	55
RPC Inc	6,600	48
SandRidge Energy Inc	1,794	25
Schlumberger NV	50,283	2,617
Scorpio Tankers Inc	1,770	97
Seadrill Ltd *	2,312	103
Select Water Solutions Inc, Cl A	4,243	32
SFL Corp Ltd	4,346	49
SilverBow Resources Inc *	1,000	32
Sitio Royalties Corp, Cl A	3,265	72
SM Energy Co	4,072	152
Southwestern Energy Co *	35,963	237
Talos Energy Inc *	3,794	53
Targa Resources Corp	7,916	716
TechnipFMC PLC	15,596	323
Teekay Tankers Ltd, Cl A	1,006	50
TETRA Technologies Inc *	8,300	39
Texas Pacific Land Corp	194	324
Tidewater Inc *	1,561	94
Uranium Energy Corp *	14,544	95
US Silica Holdings Inc *	3,124	35
Valaris Ltd *	2,107	145
Valero Energy Corp (D)	12,156	1,524
Vital Energy Inc *	595	27
Vitesse Energy Inc	1,454	34
Weatherford International PLC *	2,296	208
Williams Cos Inc/The	42,918	1,579
World Kinect Corp	1,533	32

		64,628
Financials — 0.0%
Eversource Energy	4,374	260

Health Care — 6.0%
10X Genomics Inc, Cl A *	1,298	56

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Abbott Laboratories	18,252	$1,904
AbbVie Inc	18,161	2,586
Acadia Healthcare Co Inc *	869	63
ACADIA Pharmaceuticals Inc *	1,915	43
Agilent Technologies Inc	2,783	356
agilon health Inc *	4,693	50
Align Technology Inc *	737	158
Alkermes PLC *	2,696	65
Alnylam Pharmaceuticals Inc *	1,283	216
Amedisys Inc *	307	29
Amgen Inc (D)	5,681	1,532
Amicus Therapeutics Inc *	2,796	31
AMN Healthcare Services Inc *	384	26
Amphastar Pharmaceuticals Inc *	518	29
Apellis Pharmaceuticals Inc *	992	53
Arrowhead Pharmaceuticals Inc *	907	19
Avantor Inc *	6,604	140
Axonics Inc *	478	27
Axsome Therapeutics Inc *	335	23
Azenta Inc *	895	50
Baxter International Inc (D)	5,006	181
Becton Dickinson & Co	2,804	662
BioCryst Pharmaceuticals Inc *	4,678	28
Biogen Inc *	1,401	328
BioMarin Pharmaceutical Inc *	1,846	168
Bio-Rad Laboratories Inc, Cl A *	203	62
Bio-Techne Corp	2,152	135
Blueprint Medicines Corp *	574	40
Boston Scientific Corp *	14,524	812
Bridgebio Pharma Inc *	1,139	33
Bristol-Myers Squibb Co	21,378	1,056
Bruker Corp	1,110	72
Cardinal Health Inc	2,394	256
Catalent Inc *	2,628	102
Cencora Inc	1,433	291
Centene Corp *	4,990	368
Certara Inc *	1,670	24
Charles River Laboratories International Inc *	468	92
Chemed Corp	134	76
Cigna Group/The	2,813	739
CONMED Corp	399	43
Cooper Cos Inc/The	455	153
Corcept Therapeutics Inc *	1,967	50
Crinetics Pharmaceuticals Inc *	769	24
CVS Health Corp	12,832	872
Cytokinetics Inc *	1,326	44
Danaher Corp	6,538	1,460
DaVita Inc *	617	63
Denali Therapeutics Inc *	1,280	24
DENTSPLY SIRONA Inc	1,927	61
Dexcom Inc *	3,681	425

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Dynavax Technologies Corp, Cl A *	1,968	$27
Edwards Lifesciences Corp *	5,579	378
Elanco Animal Health Inc *	4,345	51
Elevance Health Inc	2,406	1,154
Eli Lilly & Co	8,658	5,117
Encompass Health Corp	1,005	65
Enovis Corp *	895	44
Ensign Group Inc/The	457	49
Envista Holdings Corp *	1,835	42
Evolent Health Inc, Cl A *	1,454	40
Exact Sciences Corp *	1,925	123
Exelixis Inc *	6,298	137
Fortrea Holdings Inc *	1,500	44
GE HealthCare Technologies Inc	3,736	256
Gilead Sciences Inc (D)	12,281	941
Glaukos Corp *	414	26
Globus Medical Inc, Cl A *	913	41
Guardant Health Inc *	1,342	34
Haemonetics Corp *	684	55
Halozyme Therapeutics Inc *	1,357	52
HCA Healthcare Inc	1,959	491
HealthEquity Inc *	1,222	82
Henry Schein Inc *	1,173	78
Hologic Inc *	2,282	163
Humana Inc	1,288	624
ICON PLC *	904	241
IDEXX Laboratories Inc *	776	361
Illumina Inc *	1,530	156
ImmunoGen Inc *	2,341	69
Inari Medical Inc *	571	34
Incyte Corp *	1,808	98
Insmed Inc *	1,299	33
Inspire Medical Systems Inc *	203	29
Insulet Corp *	746	141
Integer Holdings Corp *	500	44
Integra LifeSciences Holdings Corp *	764	30
Intellia Therapeutics Inc *	1,368	41
Intra-Cellular Therapies Inc *	779	48
Intuitive Surgical Inc *	3,581	1,113
Ionis Pharmaceuticals Inc *	1,251	62
IQVIA Holdings Inc *	1,799	385
iRhythm Technologies Inc *	430	37
Jazz Pharmaceuticals PLC *	616	73
Johnson & Johnson	23,935	3,702
Karuna Therapeutics Inc *	296	57
Krystal Biotech Inc *	207	22
Laboratory Corp of America Holdings	844	183
Lantheus Holdings Inc *	575	41
LivaNova PLC *	534	24
Masimo Corp *	551	52
McKesson Corp	1,357	639
Medpace Holdings Inc *	203	55

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Medtronic PLC	13,638	$1,081
Merck & Co Inc	25,423	2,605
Merit Medical Systems Inc *	610	44
Mettler-Toledo International Inc *	203	222
Mirati Therapeutics Inc *	800	45
Moderna Inc *	3,225	251
Molina Healthcare Inc *	586	214
Mural Oncology PLC *	270	1
Natera Inc *	1,901	106
Neogen Corp *	2,539	43
Neurocrine Biosciences Inc *	874	102
Omnicell Inc *	671	22
Option Care Health Inc *	1,543	46
Organon & Co	2,315	26
Pacific Biosciences of California Inc *	3,124	26
Pacira BioSciences Inc *	800	22
Patterson Cos Inc	1,400	36
Penumbra Inc *	408	91
Perrigo Co PLC	1,200	37
Pfizer Inc	57,137	1,741
Premier Inc, Cl A	2,004	41
Prestige Consumer Healthcare Inc *	1,200	69
Privia Health Group Inc *	2,692	56
Progyny Inc *	1,026	35
QIAGEN NV *	2,765	114
Quest Diagnostics Inc	1,182	162
QuidelOrtho Corp *	663	46
R1 RCM Inc *	2,252	24
Regeneron Pharmaceuticals Inc *	1,120	923
Repligen Corp *	554	87
ResMed Inc	1,313	207
REVOLUTION Medicines Inc *	1,249	29
Revvity Inc	1,529	136
Roivant Sciences Ltd *	2,796	27
Royalty Pharma PLC, Cl A	3,532	96
Sarepta Therapeutics Inc *	1,794	146
Seagen Inc *	1,733	369
Select Medical Holdings Corp	1,118	25
Shockwave Medical Inc *	409	71
Sotera Health Co *	1,761	24
STAAR Surgical Co *	652	20
STERIS PLC	902	181
Stryker Corp	3,578	1,060
Teladoc Health Inc *	1,526	28
Teleflex Inc	511	115
Tenet Healthcare Corp *	1,134	78
Thermo Fisher Scientific Inc	3,833	1,900
Twist Bioscience Corp *	1,247	30
Ultragenyx Pharmaceutical Inc *	748	29
United Therapeutics Corp *	487	117
UnitedHealth Group Inc (D)	9,199	5,087
Universal Health Services Inc, Cl B	535	74

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vaxcyte Inc *	1,063	$55
Veeva Systems Inc, Cl A *	1,750	305
Vertex Pharmaceuticals Inc *	2,485	882
Viatris Inc	10,543	97
Waters Corp *	596	167
West Pharmaceutical Services Inc	770	270
Xencor Inc *	1,638	30
Zimmer Biomet Holdings Inc	2,179	253
Zoetis Inc, Cl A	4,595	812

		55,122
Information Technology — 2.3%
Accenture PLC, Cl A	2,460	820
Adobe Inc *	1,878	1,147
Akamai Technologies Inc *	659	76
Amdocs Ltd	823	69
ANSYS Inc *	338	99
AppLovin Corp, Cl A *	932	35
Aspen Technology Inc *	182	34
Atlassian Corp, Cl A *	649	124
Autodesk Inc *	869	190
Bentley Systems Inc, Cl B	742	39
BILL Holdings Inc *	323	21
Cadence Design Systems Inc *	1,056	289
Cloudflare Inc, Cl A *	1,515	117
Cognizant Technology Solutions Corp, Cl A	1,881	132
Confluent Inc, Cl A *	828	18
Crowdstrike Holdings Inc, Cl A *	1,043	247
Datadog Inc, Cl A *	1,135	132
DocuSign Inc, Cl A *	860	37
DXC Technology Co *	1,118	26
Dynatrace Inc *	896	48
Elastic NV *	725	58
EPAM Systems Inc *	189	49
Fair Isaac Corp *	99	108
Five9 Inc *	447	34
Fortinet Inc *	2,457	129
Gartner Inc *	236	103
Gen Digital Inc	1,464	32
Globant SA *	104	23
GoDaddy Inc, Cl A *	506	51
Guidewire Software Inc *	503	50
HubSpot Inc *	178	88
International Business Machines Corp	3,466	550
Intuit Inc	1,077	615
Manhattan Associates Inc *	285	64
Microsoft Corp (D)	28,913	10,955
MongoDB Inc, Cl A *	258	107
Nutanix Inc, Cl A *	1,130	49
Okta Inc, Cl A *	690	46
Oracle Corp	5,873	682
Palantir Technologies Inc, Cl A *	7,485	150
Palo Alto Networks Inc *	1,124	332

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTC Inc *	613	$96
Roper Technologies Inc	404	217
Salesforce Inc *	4,256	1,072
ServiceNow Inc *	793	544
Snowflake Inc, Cl A *	1,127	211
Splunk Inc *	592	90
Synopsys Inc *	579	315
Twilio Inc, Cl A *	774	50
Tyler Technologies Inc *	242	99
UiPath Inc, Cl A *	1,902	38
Unity Software Inc *	978	29
VeriSign Inc *	212	45
Workday Inc, Cl A *	815	221
Zoom Video Communications Inc, Cl A *	1,198	81
Zscaler Inc *	430	85

		21,168
Real Estate — 3.2%
Acadia Realty Trust ‡	2,703	41
Agree Realty Corp ‡	1,795	106
Alexander & Baldwin Inc ‡	2,292	38
Alexandria Real Estate Equities Inc ‡	3,680	403
American Assets Trust Inc ‡	1,440	29
American Homes 4 Rent, Cl A ‡	7,306	265
American Tower Corp, Cl A ‡	10,363	2,164
Americold Realty Trust Inc ‡	5,900	167
Apartment Income REIT Corp ‡	3,141	98
Apartment Investment and Management Co, Cl A *‡	9,422	65
Apple Hospitality REIT Inc ‡	5,273	88
Armada Hoffler Properties Inc ‡	3,435	38
AvalonBay Communities Inc ‡	3,213	556
Boston Properties Inc ‡	3,199	182
Brixmor Property Group Inc ‡	5,755	124
Broadstone Net Lease Inc, Cl A ‡	3,787	61
Camden Property Trust ‡	2,078	188
CareTrust REIT Inc ‡	2,654	61
CBRE Group Inc, Cl A *	7,451	588
Centerspace ‡	1,035	55
Community Healthcare Trust Inc ‡	944	26
COPT Defense Properties ‡	1,824	44
CoStar Group Inc *	9,362	777
Cousins Properties Inc ‡	2,881	59
Crown Castle Inc ‡	9,866	1,157
CubeSmart ‡	4,951	197
Cushman & Wakefield PLC *	3,953	32
DiamondRock Hospitality Co ‡	6,858	57
Digital Realty Trust Inc ‡	6,963	966
DigitalBridge Group Inc	5,155	89
Douglas Emmett Inc ‡	2,945	36
Easterly Government Properties Inc, Cl A ‡	2,585	30
EastGroup Properties Inc ‡	1,003	174
Elme Communities ‡	2,655	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Empire State Realty Trust Inc, Cl A ‡	5,170	$46
EPR Properties ‡	1,494	67
Equinix Inc ‡	2,151	1,753
Equity Commonwealth ‡	2,349	44
Equity LifeStyle Properties Inc ‡	4,383	312
Equity Residential ‡	8,782	499
Essential Properties Realty Trust Inc ‡	3,320	79
Essex Property Trust Inc ‡	1,573	336
eXp World Holdings Inc	1,347	16
Extra Space Storage Inc ‡	4,973	647
Federal Realty Investment Trust ‡	1,648	158
First Industrial Realty Trust Inc ‡	3,165	149
Four Corners Property Trust Inc ‡	2,306	53
Gaming and Leisure Properties Inc ‡	5,445	254
Getty Realty Corp ‡	1,412	42
Global Net Lease Inc ‡	3,425	30
Healthcare Realty Trust Inc, Cl A ‡	7,367	112
Healthpeak Properties Inc ‡	12,003	208
Highwoods Properties Inc ‡	2,176	41
Host Hotels & Resorts Inc ‡	17,526	306
Howard Hughes Holdings Inc *	1,016	75
Independence Realty Trust Inc ‡	4,462	61
Innovative Industrial Properties Inc, Cl A ‡	511	42
InvenTrust Properties Corp ‡	2,559	62
Invitation Homes Inc ‡	14,384	480
Iron Mountain Inc ‡	6,805	437
JBG SMITH Properties ‡	2,091	29
Jones Lang LaSalle Inc *	1,021	159
Kennedy-Wilson Holdings Inc	3,340	38
Kilroy Realty Corp ‡	2,249	74
Kimco Realty Corp ‡	12,515	242
Kite Realty Group Trust ‡	4,650	98
Lamar Advertising Co, Cl A ‡	2,140	217
LTC Properties Inc ‡	1,430	47
LXP Industrial Trust, Cl B ‡	5,939	52
Macerich Co/The ‡	4,311	49
Medical Properties Trust Inc ‡	12,079	59
Mid-America Apartment Communities Inc ‡	3,085	384
National Health Investors Inc ‡	973	53
National Storage Affiliates Trust ‡	1,994	66
NET Lease Office Properties *‡	385	6
NETSTREIT Corp ‡	2,576	40
NNN REIT Inc ‡	3,891	158
Omega Healthcare Investors Inc ‡	5,474	174
Opendoor Technologies Inc *	9,235	28
Outfront Media Inc ‡	2,879	35
Park Hotels & Resorts Inc ‡	4,690	70
Pebblebrook Hotel Trust ‡	3,002	38
Phillips Edison & Co Inc ‡	2,364	83
Physicians Realty Trust ‡	11,618	136
Piedmont Office Realty Trust Inc, Cl A ‡	3,953	25
Postal Realty Trust Inc, Cl A ‡	2,706	38

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PotlatchDeltic Corp ‡	1,559	$71
Prologis Inc ‡	21,433	2,463
Public Storage ‡	3,739	967
Rayonier Inc ‡	3,077	94
Realty Income Corp ‡	15,541	839
Regency Centers Corp ‡	4,487	282
Retail Opportunity Investments Corp ‡	2,053	26
Rexford Industrial Realty Inc ‡	4,348	214
RLJ Lodging Trust ‡	4,682	50
Ryman Hospitality Properties Inc ‡	1,774	178
Sabra Health Care REIT Inc ‡	6,029	88
Saul Centers Inc ‡	956	35
SBA Communications Corp, Cl A ‡	2,495	616
Service Properties Trust ‡	5,418	39
Simon Property Group Inc ‡	7,244	905
SITE Centers Corp ‡	3,288	43
SL Green Realty Corp ‡	1,778	65
Spirit Realty Capital Inc ‡	2,845	117
St Joe Co/The	928	48
STAG Industrial Inc ‡	5,235	188
Sun Communities Inc ‡	2,927	379
Sunstone Hotel Investors Inc ‡	6,085	60
Tanger Inc ‡	1,732	43
Terreno Realty Corp ‡	1,696	97
UDR Inc ‡	7,133	238
Uniti Group Inc ‡	4,971	27
Urban Edge Properties ‡	3,213	54
Ventas Inc ‡	9,321	427
Veris Residential Inc ‡	1,495	22
VICI Properties Inc, Cl A ‡	22,224	664
Vornado Realty Trust ‡	4,694	110
Welltower Inc ‡	11,080	987
Weyerhaeuser Co ‡	15,891	498
WP Carey Inc ‡	5,611	349
Xenia Hotels & Resorts Inc ‡	2,425	30
Zillow Group Inc, Cl A *	1,329	52
Zillow Group Inc, Cl C *	4,623	189

		29,257
Utilities — 1.5%
AES Corp/The	8,610	148
ALLETE Inc	1,014	56
Alliant Energy Corp	3,034	153
Ameren Corp	3,747	291
American Electric Power Co Inc	6,865	546
American States Water Co	617	49
American Water Works Co Inc	2,925	386
Atmos Energy Corp	1,831	208
Avangrid Inc	1,225	38
Avista Corp	1,329	45
Black Hills Corp	1,891	98
Brookfield Infrastructure Corp, Cl A	1,546	48
Brookfield Renewable Corp, Cl A	1,331	35

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
California Water Service Group	1,243	$63
CenterPoint Energy Inc	8,725	247
Chesapeake Utilities Corp	224	21
Clearway Energy Inc, Cl C	1,408	35
CMS Energy Corp	3,927	223
Consolidated Edison Inc	4,655	420
Constellation Energy Corp	4,527	548
Dominion Energy Inc	11,403	517
DTE Energy Co	2,995	312
Duke Energy Corp	10,386	958
Edison International	4,956	332
Entergy Corp	2,833	287
Essential Utilities Inc	3,624	129
Evergy Inc	3,518	180
Exelon Corp	13,063	503
FirstEnergy Corp	8,180	302
Hawaiian Electric Industries Inc	1,996	24
IDACORP Inc, Cl Rights	1,076	104
MGE Energy Inc	522	39
National Fuel Gas Co	1,190	60
New Jersey Resources Corp	1,529	65
NextEra Energy Inc	27,199	1,591
NiSource Inc	5,234	134
Northwestern Energy Group Inc	1,065	54
NRG Energy Inc	3,233	155
OGE Energy Corp	2,881	101
ONE Gas Inc	504	29
Ormat Technologies Inc	663	45
Otter Tail Corp	447	34
PG&E Corp *	26,072	448
Pinnacle West Capital Corp	1,296	97
PNM Resources Inc	1,254	52
Portland General Electric Co	1,147	47
PPL Corp	9,225	241
Public Service Enterprise Group Inc	6,728	420
Sempra	8,253	601
SJW Group	474	31
Southern Co/The	14,585	1,035
Southwest Gas Holdings Inc	1,055	62
UGI Corp	2,819	62
Vistra Corp	4,531	161
WEC Energy Group Inc	4,272	357
Xcel Energy Inc	7,297	444
York Water Co/The	783	30

		13,701
Total Common Stock
(Cost $179,698) ($ Thousands)		275,103

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 5.0%
Communication Services — 0.5%
Altice Financing
3.000%, 01/15/2028	EUR	226	$206
Altice France
3.375%, 01/15/2028		112	90
AT&T
5.400%, 02/15/2034		$149	147
4.500%, 05/15/2035		145	131
2.250%, 02/01/2032		10	8
CCO Holdings LLC
4.500%, 08/15/2030 (E)		54	46
Charter Communications Operating LLC / Charter Communications Operating Capital
6.150%, 11/10/2026		210	213
Cox Communications
5.700%, 06/15/2033 (E)		147	146
DISH DBS
5.250%, 12/01/2026 (E)		920	740
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (E)		415	344
Interpublic Group of
5.375%, 06/15/2033		284	276
Lorca Telecom Bondco
4.000%, 09/18/2027	EUR	226	234
Prosus
3.257%, 01/19/2027 (E)		$262	238
Summer BC Holdco B SARL
5.750%, 10/31/2026	EUR	226	234
Tencent Holdings MTN
3.240%, 06/03/2050 (E)		$412	254
Time Warner Cable LLC
4.500%, 09/15/2042		245	181
T-Mobile USA
5.050%, 07/15/2033		493	478
Verizon Communications
4.500%, 08/10/2033		522	488

			4,454

Consumer Discretionary — 0.8%
Advance Auto Parts
3.900%, 04/15/2030		784	655
Asbury Automotive Group
4.625%, 11/15/2029 (E)		540	486
Caesars Entertainment
7.000%, 02/15/2030 (E)		219	219
Carnival
4.000%, 08/01/2028 (E)		527	477
Ford Motor
6.100%, 08/19/2032		115	112
3.250%, 02/12/2032		254	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
5.800%, 06/23/2028	$382	$382
Harley-Davidson Financial Services
6.500%, 03/10/2028 (E)	26	26
3.050%, 02/14/2027 (E)	634	574
Hyundai Capital America
6.100%, 09/21/2028 (E)	292	296
Las Vegas Sands Corp
3.900%, 08/08/2029	653	583
LKQ
6.250%, 06/15/2033	157	157
5.750%, 06/15/2028	356	353
Marriott International
5.550%, 10/15/2028	277	279
4.900%, 04/15/2029	401	392
MDC Holdings
6.000%, 01/15/2043	340	297
Nissan Motor
4.345%, 09/17/2027 (E)	1,034	965
Royal Caribbean Cruises
8.250%, 01/15/2029 (E)	203	212
Tapestry
7.000%, 11/27/2026	147	149
Wynn Macau
5.625%, 08/26/2028 (E)	341	302

		7,119

Consumer Staples — 0.3%
Albertsons Cos
3.500%, 03/15/2029 (E)	351	311
BAT Capital
6.421%, 08/02/2033	158	161
Bayer US Finance LLC
6.125%, 11/21/2026 (E)	207	207
Cargill
5.125%, 10/11/2032 (E)	210	209
JBS USA LUX
6.750%, 03/15/2034 (E)	373	375
Natura & Luxembourg Holdings Sarl
6.000%, 04/19/2029 (E)	319	299
Philip Morris International
5.375%, 02/15/2033	606	597
Pilgrim's Pride
6.875%, 05/15/2034	441	450
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (E)(F)	500	–

		2,609

Energy — 0.2%
Ecopetrol
8.625%, 01/19/2029	611	633

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
EQT
5.700%, 04/01/2028	$116	$116
ONEOK
6.050%, 09/01/2033	271	276
ONEOK Partners
6.125%, 02/01/2041	54	54
Ovintiv
6.250%, 07/15/2033	172	171
Var Energi
8.000%, 11/15/2032 (E)	357	383
7.500%, 01/15/2028 (E)	276	285

		1,918

Financials — 2.1%
AIB Group
6.608%, SOFRRATE + 2.330%, 09/13/2029 (C)(E)	308	314
AIB Group MTN
4.263%, US0003M + 1.874%, 04/10/2025 (C)(E)	630	625
Aircastle
5.250%, 08/11/2025 (E)	311	305
4.125%, 05/01/2024	172	170
2.850%, 01/26/2028 (E)	122	106
Ally Financial
6.992%, SOFRRATE + 3.260%, 06/13/2029 (C)	300	302
Aviation Capital Group LLC
6.375%, 07/15/2030 (E)	183	181
5.500%, 12/15/2024 (E)	334	330
4.875%, 10/01/2025 (E)	175	170
4.375%, 01/30/2024 (E)	152	151
4.125%, 08/01/2025 (E)	6	6
3.500%, 11/01/2027 (E)	157	141
1.950%, 01/30/2026 (E)	406	370
1.950%, 09/20/2026 (E)	142	126
Banco de Credito del Peru S.A. MTN
3.125%, H15T5Y + 3.000%, 07/01/2030 (C)(E)	728	683
Banco Santander
9.625%, H15T5Y + 5.298%(C)(G)	200	209
6.921%, 08/08/2033	400	398
4.175%, H15T1Y + 2.000%, 03/24/2028 (C)	200	188
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/2026 (C)(E)	368	368
CaixaBank
6.684%, SOFRRATE + 2.080%, 09/13/2027 (C)(E)	229	231

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Capital One Financial
6.377%, SOFRRATE + 2.860%, 06/08/2034 (C)		$562	$547
Charles Schwab
5.375%, H15T5Y + 4.971%(C)(G)		163	157
4.000%, H15T5Y + 3.168%(C)(G)		583	502
Citigroup
7.625%, H15T5Y + 3.211%(C)(G)		132	131
4.000%, H15T5Y + 3.597%(C)(G)		348	312
Credit Agricole
6.316%, SOFRRATE + 1.860%, 10/03/2029 (C)(E)		284	289
Deutsche Bank NY
3.961%, SOFRRATE + 2.581%, 11/26/2025 (C)		295	287
2.129%, SOFRRATE + 1.870%, 11/24/2026 (C)		330	303
Goldman Sachs Group
8.505%, TSFR3M + 3.136%(C)(G)		182	180
4.125%, H15T5Y + 2.949%(C)(G)		296	250
HSBC Holdings PLC
8.113%, SOFRRATE + 4.250%, 11/03/2033 (C)		762	831
ING Groep
6.083%, SOFRRATE + 1.560%, 09/11/2027 (C)		371	374
Intesa Sanpaolo
7.200%, 11/28/2033 (E)		231	234
Lloyds Banking Group
8.000%, H15T5Y + 3.913%(C)(G)		330	312
7.953%, H15T1Y + 3.750%, 11/15/2033 (C)		535	578
7.500%, USISDA05 + 4.496%(C)(G)		805	776
Morgan Stanley
0.406%, 10/29/2027 (C)	EUR	438	432
Nationwide Building Society MTN
2.972%, SOFRRATE + 1.290%, 02/16/2028 (C)(E)		$307	279
NatWest Group PLC
4.269%, US0003M + 1.762%, 03/22/2025 (C)		595	591
OEC Finance
7.125%, 12/26/2046 (E)		258	16
5.250%, 12/27/2033 (E)		231	9
PNC Financial Services Group
8.679%, TSFR3M + 3.302%(C)(G)		262	261
6.875%, SOFRRATE + 2.284%, 10/20/2034 (C)		219	232
Santander Holdings USA
7.660%, SOFRRATE + 3.280%, 11/09/2031 (C)		2	2
6.565%, SOFRRATE + 2.700%, 06/12/2029 (C)		16	16

SEI Institutional Investments Trust

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.499%, SOFRRATE + 2.356%, 03/09/2029 (C)		$212	$214
4.260%, SOFRINDX + 1.380%, 06/09/2025 (C)		117	115
2.490%, SOFRRATE + 1.249%, 01/06/2028 (C)		85	76
Santander UK Group Holdings PLC
6.833%, SOFRRATE + 2.749%, 11/21/2026 (C)		535	539
Societe Generale
2.797%, H15T1Y + 1.300%, 01/19/2028 (C)(E)		303	274
Standard Chartered
7.162%, US0003M + 1.510%(C)(E)(G)		400	368
6.000%, H15T5Y + 5.661%(C)(E)(G)		514	496
3.971%, H15T1Y + 1.650%, 03/30/2026 (C)(E)		207	200
Svenska Handelsbanken
4.750%, H15T5Y + 4.048%(C)(G)		600	471
Swiss Re Finance Luxembourg
5.000%, H15T5Y + 3.582%, 04/02/2049 (C)		200	187
Synchrony Financial
4.875%, 06/13/2025		292	282
3.950%, 12/01/2027		296	266
UBS Group
9.250%, H15T5Y + 4.745%(C)(E)(G)		278	290
9.250%, H15T5Y + 4.758%(C)(E)(G)		215	228
6.373%, SOFRRATE + 3.340%, 07/15/2026 (C)(E)		277	278
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (C)(E)		350	283
2.569%, H15T1Y + 2.300%, 09/22/2026 (C)(E)		421	391
1.982%, H15T1Y + 1.200%, 06/03/2027 (C)(E)		229	206
US Bancorp
5.300%, TSFR3M + 3.176%(C)(G)		408	345
Wells Fargo
7.625%, H15T5Y + 3.606%(C)(G)		187	192
3.900%, H15T5Y + 3.453%(C)(G)		306	276

			19,252

Health Care — 0.1%
DaVita
3.750%, 02/15/2031 (E)		630	493
Organon & Co
2.875%, 04/30/2028	EUR	200	193
Organon Finance 1 LLC
4.125%, 04/30/2028 (E)		$529	470

			1,156

Description	Face Amount (Thousands)		Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Industrials — 0.4%
APCOA Parking Holdings GmbH
4.625%, 01/15/2027	EUR	226	$225
Delta Air Lines
4.750%, 10/20/2028 (E)		$450	432
Embraer Netherlands Finance BV
5.400%, 02/01/2027		575	566
ENA Master Trust
4.000%, 05/19/2048 (E)		269	186
Honeywell International
4.125%, 11/02/2034	EUR	720	792
Lima Metro Line 2 Finance
5.875%, 07/05/2034		$211	205
4.350%, 04/05/2036		521	458
Odebrecht Holdco Finance
0.000%, 09/10/2058 (E)(H)		480	1
Regal Rexnord
6.050%, 02/15/2026 (E)		770	769
TK Elevator Midco GmbH
4.375%, 07/15/2027	EUR	118	122

			3,756

Information Technology — 0.2%
Broadcom
4.926%, 05/15/2037 (E)		$247	226
Kyndryl Holdings
2.050%, 10/15/2026		568	507
Seagate HDD Cayman
8.250%, 12/15/2029 (E)		893	949
TSMC Arizona
3.875%, 04/22/2027		345	333

			2,015

Materials — 0.1%
Freeport Indonesia MTN
4.763%, 04/14/2027 (E)		225	218
Glencore Funding LLC
6.500%, 10/06/2033 (E)		327	342
Volcan Cia Minera SAA
4.375%, 02/11/2026 (E)		69	37

			597

Telecommunication Services — 0.0%
Prosus
3.257%, 01/19/2027		260	236

Utilities — 0.3%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (E)		294	245
Alexander Funding Trust II
7.467%, 07/31/2028 (E)		104	107

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Comision Federal de Electricidad
4.688%, 05/15/2029 (E)	$501	$452
Duke Energy Carolinas NC Storm Funding LLC
2.617%, 07/01/2041	314	228
Electricite de France
9.125%, H15T5Y + 5.411%(C)(E)(G)	261	278
Engie Energia Chile
3.400%, 01/28/2030	349	295
NRG Energy
7.000%, 03/15/2033 (E)	456	461
4.450%, 06/15/2029 (E)	39	35
Terraform Global Operating LLC
6.125%, 03/01/2026 (E)	77	75
Vistra
7.000%, H15T5Y + 5.740%(C)(E)(G)	272	258

		2,434

Total Corporate Obligations
(Cost $48,607) ($ Thousands)		45,546

ASSET-BACKED SECURITIES — 4.4%
Automotive — 1.5%

American Credit Acceptance Receivables Trust, Ser 2023-3, Cl B
6.090%, 11/12/2027(E)	1,152	1,152
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	704	703
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-3A, Cl A
5.440%, 02/22/2028(E)	589	582
Avis Budget Rental Car Funding AESOP LLC, Ser 2023-5A, Cl B
6.120%, 04/20/2028(E)	485	479
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	77	72
Carvana Auto Receivables Trust, Ser 2021-N4, Cl D
2.300%, 09/11/2028	319	305
Carvana Auto Receivables Trust, Ser 2021-P4, Cl D
2.610%, 09/11/2028	420	362
CPS Auto Receivables Trust, Ser 2022-A, Cl C
2.170%, 04/16/2029(E)	600	578
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027(E)	468	467

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026(E)	$96	$93
FHF Trust, Ser 2023-1A, Cl A2
6.570%, 06/15/2028(E)	421	417
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027(E)	699	696
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033(E)	510	457
Hertz Vehicle Financing III LLC, Ser 2022-1A, Cl C
2.630%, 06/25/2026(E)	600	563
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026(E)	99	97
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027(E)	336	334
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A2
6.920%, 08/15/2028(E)	1,179	1,178
Lendbuzz Securitization Trust, Ser 2023-2A, Cl A2
7.090%, 10/16/2028(E)	549	549
Research-Driven Pagaya Motor Asset Trust VII, Ser 2022-3A, Cl A
5.380%, 11/25/2030(E)	450	445
Santander Bank Auto Credit-Linked Notes, Ser 2022-A, Cl B
5.281%, 05/15/2032(E)	329	325
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032(E)	316	314
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032(E)	345	345
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl B
5.610%, 07/17/2028	545	542
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026(E)	355	355
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025(E)	20	20
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026(E)	769	767
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026(E)	777	776

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	$491	$491
		13,464

Credit Cards — 0.1%

Brex Commercial Charge Card Master Trust, Ser 2022-1, Cl A
4.630%, 07/15/2025(E)	880	870

Other Asset-Backed Securities — 2.8%

AB Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051(E)	711	602
ACHV ABS TRUST, Ser 2023-3PL, Cl A
6.600%, 08/19/2030(E)	494	495
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025(E)	33	33
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026(E)	53	51
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027(E)	58	57
AGL CLO 10, Ser 2021-10A, Cl A
6.786%, TSFR3M + 1.392%, 04/15/2034(C)(E)	1,100	1,094
AGL CLO 12, Ser 2021-12A, Cl A1
6.837%, TSFR3M + 1.422%, 07/20/2034(C)(E)	837	836
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028(E)	230	228
Apidos CLO XXXV, Ser 2021-35A, Cl A
6.727%, TSFR3M + 1.312%, 04/20/2034(C)(E)	853	850
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl B
2.080%, 02/15/2027(E)	170	164
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
6.877%, TSFR3M + 1.462%, 07/20/2034(C)(E)	521	520
Ballyrock CLO 15, Ser 2021-1A, Cl C
8.756%, TSFR3M + 3.362%, 04/15/2034(C)(E)	500	484
Ballyrock CLO 16, Ser 2021-16A, Cl A1
6.807%, TSFR3M + 1.392%, 07/20/2034(C)(E)	1,054	1,053
Cajun Global LLC, Ser 2021-1, Cl A2
3.931%, 11/20/2051(E)	161	140

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
College Ave Student Loans LLC, Ser 2021-C, Cl B
2.720%, 07/26/2055(E)	$212	$183
Dext ABS LLC, Ser 2023-1, Cl A2
5.990%, 03/15/2032(E)	1,003	992
Diamond Issuer, Ser 2021-1A, Cl A
2.305%, 11/20/2051(E)	768	665
Domino's Pizza Master Issuer LLC, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051(E)	385	331
Dryden 78 CLO, Ser 2020-78A, Cl C
7.614%, TSFR3M + 2.212%, 04/17/2033(C)(E)	660	640
Dryden 78 CLO, Ser 2020-78A, Cl D
8.664%, TSFR3M + 3.262%, 04/17/2033(C)(E)	340	323
Elevation CLO, Ser 2020-11A, Cl C
7.856%, TSFR3M + 2.462%, 04/15/2033(C)(E)	580	571
Elmwood CLO 15, Ser 2022-2A, Cl A1
6.752%, TSFR3M + 1.340%, 04/22/2035(C)(E)	1,290	1,287
Elmwood CLO IX, Ser 2021-2A, Cl D
8.627%, TSFR3M + 3.212%, 07/20/2034(C)(E)	509	500
Elmwood CLO VIII, Ser 2021-1A, Cl A1
6.917%, TSFR3M + 1.502%, 01/20/2034(C)(E)	988	988
Flatiron CLO 21, Ser 2021-1A, Cl D
8.558%, TSFR3M + 3.162%, 07/19/2034(C)(E)	540	528
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046(E)	238	204
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
6.747%, TSFR3M + 1.332%, 04/20/2034(C)(E)	553	551
Hardee's Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048(E)	367	334
Hardee's Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050(E)	259	224
Kings Park CLO, Ser 2021-1A, Cl A
6.804%, TSFR3M + 1.392%, 01/21/2035(C)(E)	706	704
Magnetite XXVI, Ser 2021-26A, Cl A1R
6.760%, TSFR3M + 1.382%, 07/25/2034(C)(E)	985	982
Marlette Funding Trust, Ser 2023-3A, Cl B
6.710%, 09/15/2033(E)	1,350	1,354
MVW LLC, Ser 2021-2A, Cl B
1.830%, 05/20/2039(E)	226	205
Neighborly Issuer LLC, Ser 2021-1A, Cl A2
3.584%, 04/30/2051(E)	273	231

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neighborly Issuer LLC, Ser 2023-1A, Cl A2
7.308%, 01/30/2053(E)	$780	$764
Nelnet Student Loan Trust, Ser 2021-DA, Cl AFX
1.630%, 04/20/2062(E)	165	149
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
6.794%, TSFR3M + 1.392%, 07/17/2035(C)(E)	624	623
NMEF Funding LLC, Ser 2022-B, Cl A2
6.070%, 06/15/2029(E)	258	258
OCP CLO, Ser 2021-18A, Cl AR
6.767%, TSFR3M + 1.352%, 07/20/2032(C)(E)	722	721
Octane Receivables Trust, Ser 2021-2A, Cl B
2.020%, 09/20/2028(E)	575	535
Pagaya AI Debt Trust, Ser 2023-5, Cl A
7.179%, 04/15/2031(E)	771	772
Rad CLO 14, Ser 2021-14A, Cl A
6.826%, TSFR3M + 1.432%, 01/15/2035(C)(E)	500	498
Rad CLO 7, Ser 2020-7A, Cl C
7.664%, TSFR3M + 2.262%, 04/17/2033(C)(E)	300	295
Regatta XIX Funding, Ser 2022-1A, Cl A1
6.736%, TSFR3M + 1.320%, 04/20/2035(C)(E)	691	687
Sixth Street CLO XX, Ser 2021-20A, Cl A1
6.837%, TSFR3M + 1.422%, 10/20/2034(C)(E)	1,354	1,353
SMB Private Education Loan Trust, Ser 2021-E, Cl A1A
1.680%, 02/15/2051(E)	350	312
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031(E)	360	354
Voya CLO, Ser 2019-1A, Cl DR
8.506%, TSFR3M + 3.112%, 04/15/2031(C)(E)	265	253
		25,978

Total Asset-Backed Securities
(Cost $41,231) ($ Thousands)		40,312

MORTGAGE-BACKED SECURITIES — 3.6%
Agency Mortgage-Backed Obligations — 0.3%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
0.562%, 05/15/2046(C)	609	57
FHLMC CMO, Ser 2017-4693, Cl SL, IO
0.712%, 06/15/2047(C)	895	91

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2017-4719, Cl JS, IO
0.712%, 09/15/2047(C)	$656	$67
FHLMC CMO, Ser 2020-4954, Cl SL, IO
0.607%, 02/25/2050(C)	966	91
FHLMC CMO, Ser 2020-4981, Cl HS, IO
0.657%, 06/25/2050(C)	1,863	174
FNMA
3.000%, 02/01/2052	2,054	1,747
FNMA CMO, Ser 2014-78, Cl SE, IO
0.657%, 12/25/2044(C)	670	63
FNMA CMO, Ser 2016-77, Cl DS, IO
0.557%, 10/25/2046(C)	642	59
FNMA CMO, Ser 2017-62, Cl AS, IO
0.707%, 08/25/2047(C)	774	82
GNMA CMO, Ser 2017-122, Cl SA, IO
0.755%, 08/20/2047(C)	602	67

		2,498
Non-Agency Mortgage-Backed Obligations — 3.3%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	33	23
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	193	105
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	77	53
AREIT Trust, Ser 2022-CRE6, Cl A
6.575%, SOFR30A + 1.250%, 01/20/2037(C)(E)	1,241	1,214
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037(C)(E)	395	272
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
6.370%, TSFR1M + 1.047%, 11/15/2033(C)(E)	1,535	1,472
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
7.578%, TSFR1M + 2.254%, 10/15/2037(C)(E)	710	689
Bellemeade Re, Ser 2019-3A, Cl M1C
7.407%, TSFR1M + 2.064%, 07/25/2029(C)(E)	187	187
Bellemeade Re, Ser 2021-1A, Cl M1C
8.278%, SOFR30A + 2.950%, 03/25/2031(C)(E)	378	385
Bellemeade Re, Ser 2021-2A, Cl M1B
6.828%, SOFR30A + 1.500%, 06/25/2031(C)(E)	617	616
Bellemeade Re, Ser 2022-2, Cl M1A
9.328%, SOFR30A + 4.000%, 09/27/2032(C)(E)	856	878

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bellemeade Re, Ser 2023-1, Cl M1A
7.528%, SOFR30A + 2.200%, 10/25/2033(C)(E)	$678	$678
BFLD Trust, Ser 2021-FPM, Cl A
7.038%, TSFR1M + 1.714%, 06/15/2038(C)(E)	1,065	1,031
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl D
7.269%, TSFR1M + 1.946%, 04/15/2034(C)(E)	152	149
BX Commercial Mortgage Trust, Ser 2019-IMC, Cl E
7.519%, TSFR1M + 2.196%, 04/15/2034(C)(E)	610	596
Chase Mortgage Finance Trust, Ser 2007-S5, Cl 1A17
6.000%, 07/25/2037	71	32
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	93	42
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	48	21
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046(C)(E)	545	504
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
7.843%, SOFR30A + 2.514%, 04/25/2031(C)(E)	8	8
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
7.443%, SOFR30A + 2.114%, 01/25/2040(C)(E)	95	95
Connecticut Avenue Securities Trust, Ser 2021-R03, Cl 1M2
6.978%, SOFR30A + 1.650%, 12/25/2041(C)(E)	304	300
Connecticut Avenue Securities Trust, Ser 2022-R01, Cl 1M2
7.228%, SOFR30A + 1.900%, 12/25/2041(C)(E)	1,008	1,004
Connecticut Avenue Securities Trust, Ser 2022-R02, Cl 2M1
6.528%, SOFR30A + 1.200%, 01/25/2042(C)(E)	405	404
Connecticut Avenue Securities Trust, Ser 2022-R03, Cl 1M2
8.828%, SOFR30A + 3.500%, 03/25/2042(C)(E)	744	772
Connecticut Avenue Securities Trust, Ser 2022-R04, Cl 1M2
8.428%, SOFR30A + 3.100%, 03/25/2042(C)(E)	185	190

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2023-R02, Cl 1M1
7.628%, SOFR30A + 2.300%, 01/25/2043(C)(E)	$1,284	$1,303
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1
7.828%, SOFR30A + 2.500%, 04/25/2043(C)(E)	1,127	1,142
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1
7.629%, SOFR30A + 2.300%, 05/25/2043(C)(E)	884	898
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1
7.229%, SOFR30A + 1.900%, 06/25/2043(C)(E)	1,003	1,009
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
5.837%, TSFR1M + 0.494%, 12/25/2036(C)	137	43
Eagle RE, Ser 2023-1, Cl M1A
7.328%, SOFR30A + 2.000%, 09/26/2033(C)(E)	670	670
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl M1
7.328%, SOFR30A + 2.000%, 01/25/2051(C)(E)	59	57
FHLMC STACR Debt Notes, Ser 2023-DNA2, Cl M1A
7.429%, SOFR30A + 2.100%, 04/25/2043(C)(E)	297	301
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
6.978%, SOFR30A + 1.650%, 01/25/2034(C)(E)	166	165
FHLMC STACR REMIC Trust, Ser 2021-DNA6, Cl M2
6.828%, SOFR30A + 1.500%, 10/25/2041(C)(E)	976	965
FHLMC STACR REMIC Trust, Ser 2021-DNA7, Cl M2
7.128%, SOFR30A + 1.800%, 11/25/2041(C)(E)	953	940
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M2
7.678%, SOFR30A + 2.350%, 12/25/2041(C)(E)	635	626
FHLMC STACR REMIC Trust, Ser 2021-HQA4, Cl M1
6.278%, SOFR30A + 0.950%, 12/25/2041(C)(E)	1,061	1,048

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1A
6.328%, SOFR30A + 1.000%, 01/25/2042(C)(E)	$346	$344
FHLMC STACR REMIC Trust, Ser 2022-DNA1, Cl M1B
7.178%, SOFR30A + 1.850%, 01/25/2042(C)(E)	533	532
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.628%, SOFR30A + 1.300%, 02/25/2042(C)(E)	437	436
FHLMC STACR REMIC Trust, Ser 2022-DNA4, Cl M1A
7.528%, SOFR30A + 2.200%, 05/25/2042(C)(E)	420	425
FHLMC STACR REMIC Trust, Ser 2022-DNA5, Cl M1A
8.278%, SOFR30A + 2.950%, 06/25/2042(C)(E)	507	520
FHLMC STACR REMIC Trust, Ser 2022-DNA7, Cl M1A
7.828%, SOFR30A + 2.500%, 03/25/2052(C)(E)	790	801
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1A
7.428%, SOFR30A + 2.100%, 03/25/2043(C)(E)	514	522
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1A
7.328%, SOFR30A + 2.000%, 05/25/2043(C)(E)	932	938
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B
8.828%, SOFR30A + 3.500%, 05/25/2043(C)(E)	1,327	1,374
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
7.393%, SOFR30A + 2.064%, 10/25/2049(C)(E)	8	8
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
11.143%, SOFR30A + 5.814%, 04/25/2028(C)	59	63
FNMA Connecticut Avenue Securities, Ser 2021-R02, Cl 2M2
7.328%, SOFR30A + 2.000%, 11/25/2041(C)(E)	429	425
GS Mortgage Securities Trust, Ser 2011-GC5, Cl D
5.299%, 08/10/2044(C)(E)	12	3
GS Mortgage Securities Trust, Ser 2014-GC18, Cl D
5.258%, 01/10/2047(C)(E)	173	42

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	$252	$240
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	21
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	657	625
HFX, Ser 2017-1A, Cl A3
3.647%, 03/15/2035	800	773
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
5.957%, TSFR1M + 0.614%, 03/25/2035(C)	22	17
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.935%, 09/15/2047(C)	12,678	34
JPMorgan Chase, Ser 2019-CL1, Cl M3
7.557%, TSFR1M + 2.214%, 04/25/2047(C)(E)	92	90
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039(C)	84	32
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(E)	121	118
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
6.902%, TSFR1M + 1.579%, 07/15/2036(C)(E)	294	266
PMT Credit Risk Transfer Trust, Ser 2019-2R, Cl A
9.216%, TSFR1M + 3.864%, 05/30/2025(C)(E)	227	227
PMT Credit Risk Transfer Trust, Ser 2019-3R, Cl A
9.145%, SOFR30A + 3.814%, 11/27/2031(C)(E)	32	32
PMT Credit Risk Transfer Trust, Ser 2020-1R, Cl A
8.795%, SOFR30A + 3.464%, 02/25/2025(C)(E)	103	103
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.535%, 11/15/2049(C)	620	526
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
10.943%, SOFR30A + 5.614%, 11/25/2025(C)(E)	24	24

SEI Institutional Investments Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
10.693%, SOFR30A + 5.364%, 11/25/2025(C)(E)	$96	$98

		30,546
Total Mortgage-Backed Securities
(Cost $34,903) ($ Thousands)		33,044

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.3%
FFCB^
5.490%, SOFRRATE + 0.170%, 01/23/2025(C)	1,900	1,900
5.400%, SOFRRATE + 0.080%, 05/24/2024(C)	500	500
5.360%, SOFRRATE + 0.040%, 05/15/2024(C)	200	200
FHLB^
5.480%, SOFRRATE + 0.160%, 07/10/2025(C)	900	900
5.460%, SOFRRATE + 0.140%, 04/21/2025(C)	1,100	1,100
FHLB DN^
0.000%, 02/02/2024(H)	700	694
FHLMC^
5.150%, 01/27/2026	1,100	1,095
4.200%, 08/28/2025	700	689
0.375%, 07/21/2025	700	652
FNMA^
5.060%, 02/07/2025	600	596
3.875%, 08/28/2024	700	693
0.625%, 04/22/2025	1,300	1,225
0.500%, 06/17/2025	1,500	1,403

Total U.S. Government Agency Obligations
(Cost $11,891) ($ Thousands)		11,647

SOVEREIGN DEBT — 0.2%

Colombia Government International Bond
3.125%, 04/15/2031	213	165
Dominican Republic International Bond
4.875%, 09/23/2032(E)	881	759
Magyar Export-Import Bank Zrt
6.125%, 12/04/2027(E)	831	824

Total Sovereign Debt
(Cost $1,845) ($ Thousands)		1,748

Description	Number of Rights	Market Value ($ Thousands)
RIGHTS — 0.0%
Novartis AG CVR *‡‡	972	$–
Abiomed Inc CVR *‡‡	366	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $119) ($ Thousands)		54

Total Investments in Securities — 114.9%
(Cost $968,930) ($ Thousands)		$1,049,411

COMMON STOCK SOLD SHORT— (14.3)%
Communication Services — (0.6)%
Cable One Inc	(91)	(48)
Charter Communications Inc, Cl A *	(1,580)	(632)
Comcast Corp, Cl A	(63,882)	(2,676)
DISH Network Corp, Cl A *	(4,034)	(15)
Fox Corp	(6,534)	(189)
Interpublic Group of Cos Inc/The	(5,720)	(176)
Liberty Broadband Corp, Cl C *	(1,635)	(136)
Liberty Media Corp-Liberty SiriusXM *	(2,419)	(65)
Liberty Media Corp-Liberty SiriusXM, Cl A *	(1,117)	(30)
New York Times Co/The, Cl A	(2,501)	(118)
News Corp	(2,338)	(54)
News Corp, Cl A	(5,984)	(132)
Nexstar Media Group Inc, Cl A	(520)	(74)
Omnicom Group Inc	(2,818)	(227)
Paramount Global, Cl B	(8,051)	(116)
Scholastic Corp	(670)	(25)
TEGNA Inc	(3,398)	(52)
Trade Desk Inc/The, Cl A *	(6,550)	(461)

		(5,226)

Consumer Discretionary — (9.5)%
Abercrombie & Fitch Co, Cl A *	(619)	(47)
Academy Sports & Outdoors Inc	(1,252)	(64)
Acushnet Holdings Corp	(1,361)	(77)
Adient PLC *	(6,857)	(221)
ADT Inc	(5,888)	(35)
Adtalem Global Education Inc *	(893)	(51)
Advance Auto Parts Inc	(776)	(39)
Airbnb Inc, Cl A *	(8,443)	(1,067)
Amazon.com Inc *	(49,382)	(7,214)
American Axle & Manufacturing Holdings Inc *	(7,429)	(52)
American Eagle Outfitters Inc	(2,376)	(45)
Aptiv PLC *	(19,889)	(1,648)
Aramark	(4,635)	(130)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Asbury Automotive Group Inc *	(190)	$(40)
AutoNation Inc *	(377)	(51)
AutoZone Inc *	(266)	(694)
Bath & Body Works Inc	(2,787)	(91)
Beazer Homes USA Inc *	(1,555)	(41)
Best Buy Co Inc	(2,730)	(194)
Bloomin' Brands Inc	(2,031)	(47)
Booking Holdings Inc *	(784)	(2,451)
Boot Barn Holdings Inc *	(370)	(27)
BorgWarner Inc	(17,328)	(584)
Boyd Gaming Corp	(1,632)	(96)
Bright Horizons Family Solutions Inc *	(1,223)	(107)
Brinker International Inc *	(893)	(32)
Brunswick Corp/DE	(2,930)	(231)
Burlington Stores Inc *	(809)	(137)
Caesars Entertainment Inc *	(4,330)	(194)
Capri Holdings Ltd *	(4,891)	(237)
CarMax Inc *	(2,018)	(129)
Carnival Corp, Cl A *	(21,256)	(320)
Carter's Inc	(1,706)	(116)
Carvana Co, Cl A *	(1,033)	(32)
Cavco Industries Inc *	(431)	(122)
Century Communities Inc	(1,114)	(80)
Cheesecake Factory Inc/The	(1,043)	(33)
Chegg Inc *	(2,797)	(28)
Chipotle Mexican Grill Inc, Cl A *	(568)	(1,251)
Choice Hotels International Inc	(669)	(74)
Churchill Downs Inc	(1,459)	(169)
Columbia Sportswear Co	(1,430)	(112)
Coupang Inc, Cl A *	(14,964)	(229)
Coursera Inc *	(3,405)	(67)
Cracker Barrel Old Country Store Inc	(514)	(34)
Crocs Inc *	(2,581)	(273)
Dana Inc	(9,976)	(132)
Darden Restaurants Inc	(2,336)	(365)
Dave & Buster's Entertainment Inc *	(1,072)	(44)
Deckers Outdoor Corp *	(1,126)	(748)
Dick's Sporting Goods Inc	(860)	(112)
Domino's Pizza Inc	(690)	(271)
DoorDash Inc, Cl A *	(6,148)	(578)
Dorman Products Inc *	(2,161)	(156)
DR Horton Inc	(13,795)	(1,761)
DraftKings Inc, Cl A *	(8,614)	(329)
Duolingo Inc, Cl A *	(627)	(133)
eBay Inc	(6,946)	(285)
Ethan Allen Interiors Inc	(929)	(25)
Etsy Inc *	(1,750)	(133)
Everi Holdings Inc *	(1,976)	(21)
Expedia Group Inc *	(3,117)	(424)
Figs Inc, Cl A *	(3,720)	(27)
Fisker Inc *	(4,670)	(7)
Five Below Inc *	(669)	(126)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Floor & Decor Holdings Inc, Cl A *	(1,592)	$(146)
Foot Locker Inc	(1,212)	(33)
Ford Motor Co	(290,909)	(2,985)
Fox Factory Holding Corp *	(3,092)	(193)
Frontdoor Inc *	(1,442)	(49)
GameStop Corp, Cl A *	(3,538)	(51)
Gap Inc/The	(2,584)	(52)
Garmin Ltd	(7,210)	(881)
General Motors Co	(98,752)	(3,121)
Gentex Corp	(17,875)	(544)
Gentherm Inc *	(2,190)	(101)
Genuine Parts Co	(2,144)	(285)
G-III Apparel Group Ltd *	(1,653)	(48)
Goodyear Tire & Rubber Co/The *	(20,170)	(280)
Graham Holdings Co, Cl B	(110)	(69)
Grand Canyon Education Inc *	(541)	(74)
Green Brick Partners Inc *	(1,227)	(58)
Group 1 Automotive Inc	(184)	(52)
H&R Block Inc	(3,384)	(154)
Hanesbrands Inc	(13,368)	(49)
Harley-Davidson Inc	(9,066)	(272)
Hasbro Inc	(5,371)	(249)
Helen of Troy Ltd *	(955)	(100)
Hilton Grand Vacations Inc *	(1,825)	(63)
Hilton Worldwide Holdings Inc	(5,845)	(979)
Home Depot Inc/The	(14,099)	(4,420)
Hyatt Hotels Corp, Cl A	(901)	(103)
Installed Building Products Inc	(886)	(133)
International Game Technology PLC	(1,810)	(48)
iRobot Corp *	(987)	(36)
Jack in the Box Inc	(358)	(26)
KB Home	(2,996)	(156)
Kohl's Corp	(1,410)	(33)
Kontoor Brands Inc	(2,548)	(140)
Krispy Kreme Inc	(2,686)	(35)
Las Vegas Sands Corp	(6,979)	(322)
Laureate Education Inc, Cl A	(2,672)	(35)
La-Z-Boy Inc	(1,873)	(66)
LCI Industries	(1,801)	(195)
Lear Corp	(4,296)	(575)
Leggett & Platt Inc	(6,127)	(140)
Lennar Corp, Cl A	(11,222)	(1,435)
Lennar Corp, Cl B	(638)	(73)
LGI Homes Inc *	(821)	(97)
Light & Wonder Inc, Cl A *	(1,851)	(164)
Lithia Motors Inc, Cl A	(383)	(102)
LKQ Corp	(3,452)	(154)
Lowe's Cos Inc	(8,205)	(1,631)
Lucid Group Inc *	(44,527)	(188)
Lululemon Athletica Inc *	(4,756)	(2,125)
Luminar Technologies Inc, Cl A *	(19,027)	(48)
M/I Homes Inc *	(1,169)	(123)

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Macy's Inc	(4,306)	$(68)
Malibu Boats Inc, Cl A *	(818)	(36)
Marriott International Inc/MD, Cl A	(5,330)	(1,080)
Marriott Vacations Worldwide Corp	(818)	(60)
Mattel Inc *	(15,321)	(291)
McDonald's Corp	(15,618)	(4,402)
MDC Holdings Inc	(2,470)	(109)
Meritage Homes Corp	(1,481)	(209)
MGM Resorts International	(6,083)	(240)
Modine Manufacturing Co *	(3,991)	(196)
Mohawk Industries Inc *	(2,344)	(207)
Movado Group Inc	(950)	(25)
Murphy USA Inc	(272)	(100)
National Vision Holdings Inc *	(1,340)	(25)
Newell Brands Inc	(15,105)	(115)
NIKE Inc, Cl B	(51,193)	(5,645)
Norwegian Cruise Line Holdings Ltd *	(8,195)	(125)
NVR Inc *	(135)	(831)
Ollie's Bargain Outlet Holdings Inc *	(979)	(72)
O'Reilly Automotive Inc *	(880)	(864)
Oxford Industries Inc	(794)	(72)
Papa John's International Inc	(547)	(36)
Patrick Industries Inc	(1,696)	(139)
Peloton Interactive Inc, Cl A *	(14,887)	(84)
Penn Entertainment Inc *	(3,319)	(81)
Penske Automotive Group Inc	(239)	(36)
Perdoceo Education Corp	(1,860)	(32)
Phinia Inc	(3,778)	(96)
Planet Fitness Inc, Cl A *	(1,606)	(109)
Polaris Inc	(2,286)	(189)
Pool Corp	(491)	(171)
PulteGroup Inc	(9,654)	(854)
PVH Corp	(2,689)	(263)
QuantumScape Corp, Cl A *	(21,928)	(139)
Ralph Lauren Corp, Cl A	(1,609)	(208)
Red Rock Resorts Inc, Cl A	(1,167)	(52)
RH *	(207)	(56)
Rivian Automotive Inc, Cl A *	(46,980)	(787)
Ross Stores Inc	(4,537)	(592)
Royal Caribbean Cruises Ltd *	(4,957)	(533)
Sabre Corp *	(7,233)	(26)
SeaWorld Entertainment Inc *	(881)	(43)
Service Corp International/US	(2,800)	(172)
Shake Shack Inc, Cl A *	(703)	(43)
Signet Jewelers Ltd	(663)	(54)
Six Flags Entertainment Corp *	(1,137)	(28)
Skechers USA Inc, Cl A *	(5,663)	(334)
Skyline Champion Corp *	(2,051)	(123)
Smith & Wesson Brands Inc	(2,067)	(28)
Sonos Inc *	(5,131)	(77)
Standard Motor Products Inc	(1,177)	(42)
Starbucks Corp	(24,662)	(2,449)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Steven Madden Ltd	(3,429)	$(130)
Stoneridge Inc *	(1,344)	(21)
Strategic Education Inc	(558)	(50)
Stride Inc *	(781)	(47)
Sturm Ruger & Co Inc	(893)	(39)
Sweetgreen Inc, Cl A *	(3,043)	(29)
Tapestry Inc	(10,442)	(331)
Taylor Morrison Home Corp, Cl A *	(4,226)	(191)
Tempur Sealy International Inc	(7,387)	(298)
Tesla Inc *	(32,715)	(7,854)
Texas Roadhouse Inc, Cl A	(1,396)	(157)
Thor Industries Inc	(3,647)	(361)
TJX Cos Inc/The	(17,749)	(1,564)
Toll Brothers Inc	(4,811)	(413)
TopBuild Corp *	(1,275)	(377)
Topgolf Callaway Brands Corp *	(5,692)	(70)
Tractor Supply Co	(1,452)	(295)
Travel + Leisure Co	(1,867)	(67)
Tri Pointe Homes Inc *	(3,892)	(114)
Ulta Beauty Inc *	(731)	(311)
Under Armour Inc, Cl A *	(7,773)	(63)
Under Armour Inc, Cl C *	(7,990)	(61)
Urban Outfitters Inc *	(1,115)	(40)
Vail Resorts Inc	(844)	(183)
Valvoline Inc	(2,620)	(90)
VF Corp	(16,790)	(281)
Victoria's Secret & Co *	(1,500)	(40)
Vista Outdoor Inc *	(2,112)	(60)
Visteon Corp *	(2,013)	(239)
Wayfair Inc, Cl A *	(1,037)	(58)
Wendy's Co/The	(3,728)	(70)
Whirlpool Corp	(2,137)	(233)
Williams-Sonoma Inc	(945)	(177)
Wingstop Inc	(605)	(145)
Winnebago Industries Inc	(2,062)	(133)
Wolverine World Wide Inc	(2,562)	(22)
Worthington Enterprises Inc	(619)	(44)
Wyndham Hotels & Resorts Inc	(1,567)	(121)
Wynn Resorts Ltd	(2,269)	(192)
XPEL Inc *	(1,905)	(87)
YETI Holdings Inc *	(3,658)	(156)
Yum! Brands Inc	(6,261)	(786)

		(86,829)

Information Technology — (2.6)%
Advanced Micro Devices Inc *	(7,026)	(851)
Amphenol Corp, Cl A	(2,765)	(252)
Analog Devices Inc	(2,607)	(478)
Apple Inc	(38,495)	(7,312)
Applied Materials Inc	(4,016)	(601)
Arista Networks Inc *	(1,041)	(229)
Arrow Electronics Inc *	(383)	(45)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Avnet Inc	(740)	$(35)
Axcelis Technologies Inc *	(206)	(26)
Broadcom Inc	(1,844)	(1,707)
CDW Corp/DE	(687)	(145)
Ciena Corp *	(929)	(43)
Cirrus Logic Inc *	(446)	(34)
Cisco Systems Inc	(21,594)	(1,045)
Cognex Corp	(1,064)	(40)
Corning Inc	(3,933)	(112)
Diodes Inc *	(335)	(22)
Enphase Energy Inc *	(616)	(62)
Entegris Inc	(535)	(56)
F5 Inc *	(334)	(57)
Fabrinet *	(206)	(33)
First Solar Inc *	(501)	(79)
GLOBALFOUNDRIES Inc *	(614)	(33)
Hewlett Packard Enterprise Co	(5,032)	(85)
HP Inc	(5,039)	(148)
Intel Corp	(17,731)	(793)
Jabil Inc	(447)	(52)
Juniper Networks Inc	(1,448)	(41)
Keysight Technologies Inc *	(901)	(122)
KLA Corp	(553)	(301)
Lam Research Corp	(650)	(465)
Lattice Semiconductor Corp *	(530)	(31)
Littelfuse Inc	(120)	(28)
Lumentum Holdings Inc *	(472)	(20)
Marvell Technology Inc	(4,058)	(226)
Microchip Technology Inc	(2,184)	(182)
Micron Technology Inc	(5,079)	(387)
Monolithic Power Systems Inc	(173)	(95)
Motorola Solutions Inc	(742)	(240)
NetApp Inc	(893)	(82)
Novanta Inc *	(223)	(32)
NVIDIA Corp	(10,667)	(4,989)
ON Semiconductor Corp *	(1,836)	(131)
Onto Innovation Inc *	(206)	(29)
Pure Storage Inc, Cl A *	(1,245)	(41)
Qorvo Inc *	(524)	(51)
QUALCOMM Inc	(4,989)	(644)
Rambus Inc *	(517)	(35)
Skyworks Solutions Inc	(782)	(76)
Super Micro Computer Inc *	(206)	(56)
Teledyne Technologies Inc *	(228)	(92)
Teradyne Inc	(798)	(74)
Texas Instruments Inc	(3,866)	(590)
Trimble Inc *	(1,247)	(58)
Universal Display Corp	(206)	(35)
Western Digital Corp *	(1,934)	(93)
Wolfspeed Inc *	(685)	(25)
Zebra Technologies Corp, Cl A *	(264)	(63)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)

		(23,709)

Materials — (1.6)%
Air Products and Chemicals Inc	(3,038)	$(822)
Albemarle Corp	(1,490)	(181)
Alcoa Corp	(1,754)	(47)
Alpha Metallurgical Resources Inc	(199)	(56)
Amcor PLC	(23,336)	(221)
AptarGroup Inc	(810)	(103)
Arch Resources Inc	(366)	(61)
Ashland Inc	(661)	(53)
ATI Inc *	(1,555)	(68)
Avery Dennison Corp	(946)	(184)
Avient Corp	(1,245)	(43)
Axalta Coating Systems Ltd *	(2,374)	(75)
Balchem Corp	(334)	(42)
Ball Corp	(3,684)	(204)
Berry Global Group Inc	(1,551)	(103)
Cabot Corp	(670)	(51)
Carpenter Technology Corp	(558)	(39)
Celanese Corp, Cl A	(1,232)	(171)
CF Industries Holdings Inc	(2,211)	(166)
Chemours Co/The	(1,524)	(42)
Cleveland-Cliffs Inc *	(6,118)	(105)
Commercial Metals Co	(1,310)	(59)
Constellium SE, Cl A *	(2,584)	(45)
Corteva Inc	(9,215)	(417)
Crown Holdings Inc	(1,121)	(96)
Dow Inc	(10,564)	(547)
DuPont de Nemours Inc	(5,258)	(376)
Eagle Materials Inc	(489)	(89)
Eastman Chemical Co	(1,414)	(119)
Ecolab Inc	(2,820)	(541)
Element Solutions Inc	(2,451)	(51)
FMC Corp	(1,335)	(72)
Freeport-McMoRan Inc, Cl B	(16,783)	(626)
Ginkgo Bioworks Holdings Inc *	(10,847)	(14)
Graphic Packaging Holding Co	(3,174)	(72)
HB Fuller Co	(554)	(42)
Hecla Mining Co	(6,922)	(34)
Huntsman Corp	(2,195)	(54)
Ingevity Corp *	(619)	(24)
Innospec Inc	(517)	(54)
International Flavors & Fragrances Inc	(2,830)	(213)
International Paper Co	(3,980)	(147)
Knife River Corp *	(517)	(31)
Linde PLC	(5,786)	(2,394)
Livent Corp *	(2,151)	(30)
Louisiana-Pacific Corp	(696)	(42)
LyondellBasell Industries NV, Cl A	(3,231)	(307)
Martin Marietta Materials Inc	(802)	(373)
Materion Corp	(223)	(25)

SEI Institutional Investments Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK SOLD SHORT (continued)
Minerals Technologies Inc	(930)	$(58)
Mosaic Co/The	(4,735)	(170)
MP Materials Corp *	(1,551)	(25)
NewMarket Corp	(301)	(160)
Newmont Corp	(14,144)	(568)
Nucor Corp	(3,348)	(569)
O-I Glass Inc *	(1,954)	(29)
Olin Corp	(1,746)	(82)
Packaging Corp of America	(1,046)	(176)
PPG Industries Inc	(2,763)	(392)
Quaker Chemical Corp	(184)	(33)
Reliance Steel & Aluminum Co	(703)	(193)
Royal Gold Inc	(826)	(101)
RPM International Inc	(1,429)	(147)
Sealed Air Corp	(1,614)	(54)
Sensient Technologies Corp	(772)	(45)
Sherwin-Williams Co/The	(3,224)	(899)
Silgan Holdings Inc	(1,227)	(51)
Sonoco Products Co	(1,200)	(66)
Southern Copper Corp	(1,155)	(83)
SSR Mining Inc	(4,274)	(50)
Steel Dynamics Inc	(2,261)	(269)
Stepan Co	(413)	(34)
Summit Materials Inc, Cl A *	(1,582)	(55)
Tronox Holdings PLC	(2,453)	(31)
United States Steel Corp	(2,882)	(103)
Vulcan Materials Co	(1,481)	(316)
Warrior Met Coal Inc	(723)	(40)
Westlake Corp	(386)	(50)
Westrock Co	(2,664)	(110)

		(14,690)

Total Common Stock Sold Short
(Proceeds $135,648) ($ Thousands)		(130,454)

Total Investments Sold Short — (14.3)%
(Proceeds $135,648) ($ Thousands)		$(130,454)

WRITTEN OPTION — (0.0)%
Total Written Option
(Premiums Received $69) ($ Thousands)		$(27)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

A list of open exchange traded options contracts for the Fund at November 30, 2023, is as follows:

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
February 2024, Crude Oil IPE Future^	450	$18,000	$40.00	12/16/2023	$4
February 2024, Crude Oil IPE Future^	450	27,000	60.00	12/16/2023	50

Total Purchased Options		$45,000			$54
WRITTEN OPTION — 0.0%
Put Options
February 2024, Crude Oil IPE Future^	(900)	$(45,000)	50.00	12/16/2023	$(27)

Total Written Option		$(45,000)			$(27)

A list of the open futures contracts held by the Fund at November 30, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Brent Crude^	51	Jan-2024	$4,127	$4,109	$(18)
Brent Crude^	34	Dec-2023	2,796	2,749	(47)
Brent Crude^	17	Jul-2024	1,340	1,340	–
Brent Crude^	34	May-2024	2,842	2,701	(141)
Brent Crude^	17	Mar-2024	1,418	1,360	(58)
Brent Crude^	23	Jan-2024	1,759	1,853	94
Coffee C^	24	Jul-2024	1,497	1,627	130
Coffee C^	93	May-2024	5,912	6,304	392
Coffee C^	8	Mar-2024	505	554	49
Copper^	26	Jul-2024	2,422	2,532	110
Copper^	13	May-2024	1,237	1,259	22
Copper^	99	Mar-2024	9,219	9,531	312
Corn^	31	Mar-2024	753	748	(5)
Corn^	40	May-2024	1,007	990	(17)
Corn^	79	Jul-2024	2,018	1,992	(26)
Cotton No. 2^	119	Mar-2024	4,780	4,763	(17)
Cotton No. 2^	17	Jul-2024	710	691	(19)
Cotton No. 2^	9	May-2024	390	363	(27)
Feeder Cattle^	1	Jan-2024	118	110	(8)
Gasoline^	45	Dec-2023	4,215	4,112	(103)
Gasoline^	4	Feb-2024	375	369	(6)
Gasoline^	8	Jun-2024	790	790	–
Gasoline^	4	Apr-2024	448	401	(47)
Gasoline^	11	Dec-2023	1,002	1,005	3
Gold^	97	Feb-2024	18,828	19,955	1,127
Gold^	14	Apr-2024	2,773	2,907	134
Gold^	28	Jun-2024	5,494	5,870	376
Gold^	14	Aug-2024	2,851	2,960	109
KC HRW Wheat^	20	Jul-2024	677	653	(24)
KC HRW Wheat^	12	Mar-2024	390	386	(4)
KC HRW Wheat^	10	May-2024	361	324	(37)
Lean Hogs^	15	Jun-2024	571	555	(16)

SEI Institutional Investments Trust

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Lean Hogs^	27	Feb-2024	$796	$772	$(24)
Lean Hogs^	7	Jul-2024	269	265	(4)
Lean Hogs^	9	Apr-2024	299	278	(21)
Live Cattle^	10	Aug-2024	697	681	(16)
Live Cattle^	19	Jun-2024	1,438	1,294	(144)
Live Cattle^	84	Feb-2024	6,102	5,774	(328)
Live Cattle^	46	Apr-2024	3,329	3,209	(120)
LME Lead^	3	Mar-2024	156	159	3
LME Lead^	6	Jul-2024	324	319	(5)
LME Lead^	52	Mar-2024	2,963	2,764	(199)
LME Lead^	3	May-2024	167	160	(7)
LME Lead^	31	Jan-2024	1,714	1,639	(75)
LME Nickel^	6	Jul-2024	674	614	(60)
LME Nickel^	3	May-2024	371	304	(67)
LME Nickel^	3	Mar-2024	393	300	(93)
LME Nickel^	2	Jan-2024	226	199	(27)
LME Primary Aluminum^	13	May-2024	739	724	(15)
LME Primary Aluminum^	50	Mar-2024	2,804	2,751	(53)
LME Primary Aluminum^	8	Jan-2024	448	435	(13)
LME Primary Aluminum^	25	Jul-2024	1,435	1,409	(26)
LME Zinc^	14	Dec-2023	872	866	(6)
LME Zinc^	14	Jul-2024	892	872	(20)
LME Zinc^	7	May-2024	442	435	(7)
LME Zinc^	7	Mar-2024	425	434	9
LME Zinc^	13	Jan-2024	805	803	(2)
LME Zinc^	24	Mar-2024	1,547	1,486	(61)
Low Sulphur Gasoil^	12	Jul-2024	925	906	(19)
Low Sulphur Gasoil^	10	Jan-2024	816	786	(30)
Low Sulphur Gasoil^	6	Mar-2024	451	466	15
Low Sulphur Gasoil^	6	May-2024	504	457	(47)
Natural Gas^	178	Feb-2024	5,633	4,694	(939)
Natural Gas^	36	Mar-2024	1,128	934	(194)
Natural Gas^	102	Dec-2023	3,818	2,858	(960)
Natural Gas^	47	Apr-2024	1,469	1,250	(219)
Natural Gas^	84	Jun-2024	2,856	2,476	(380)
NY Harbor ULSD^	7	Dec-2023	823	809	(14)
NY Harbor ULSD^	11	Feb-2024	1,209	1,236	27
NY Harbor ULSD^	3	Apr-2024	353	327	(26)
NY Harbor ULSD^	7	Jun-2024	757	755	(2)
NYMEX Cocoa^	109	Mar-2024	4,411	4,661	250
Silver^	9	May-2024	1,063	1,166	103
Silver^	18	Jul-2024	2,091	2,352	261
Silver^	49	Mar-2024	5,591	6,286	695
Soybean^	14	Mar-2024	948	954	6
Soybean^	14	May-2024	968	963	(5)
Soybean^	39	Jan-2024	2,624	2,618	(6)
Soybean^	27	Jul-2024	1,830	1,864	34
Soybean Meal^	14	May-2024	544	571	27
Soybean Meal^	55	May-2024	2,329	2,244	(85)
Soybean Meal^	23	Jan-2024	1,001	975	(26)
Soybean Meal^	56	Mar-2024	2,274	2,319	45
Soybean Meal^	29	Jul-2024	1,158	1,180	22
Soybean Meal^	41	Jan-2024	1,688	1,738	50
Soybean Oil^	31	Jul-2024	945	965	20
Soybean Oil^	16	Mar-2024	558	500	(58)
Soybean Oil^	147	Jan-2024	4,587	4,610	23
Soybean Oil^	83	Mar-2024	2,557	2,592	35
Soybean Oil^	16	May-2024	557	499	(58)

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Sugar No. 11^	65	Jun-2024	$1,804	$1,765	$(39)
Sugar No. 11^	158	Apr-2024	4,611	4,432	(179)
Sugar No. 11^	156	Feb-2024	4,718	4,550	(168)
U.S. 2-Year Treasury Note	4	Mar-2024	815	818	3
U.S. 5-Year Treasury Note	241	Mar-2024	25,662	25,751	89
Wheat^	35	Jul-2024	1,106	1,094	(12)
Wheat^	18	May-2024	564	551	(13)
Wheat^	49	Mar-2024	1,489	1,465	(24)
Wheat^	12	Mar-2024	358	359	1
WTI Crude Oil^	19	Apr-2024	1,577	1,438	(139)
WTI Crude Oil^	38	Jun-2024	2,896	2,858	(38)
WTI Crude Oil^	19	Feb-2024	1,415	1,444	29
WTI Crude Oil^	79	Dec-2023	6,067	6,000	(67)
WTI Crude Oil^	25	Dec-2023	1,873	1,899	26
			227,373	226,244	(1,129)
Short Contracts
Feeder Cattle^	(16)	Jan-2024	$(1,759)	$(1,759)	$–
KC HRW Wheat^	(62)	Mar-2024	(2,058)	(1,993)	65
Lean Hogs^	(55)	Feb-2024	(1,647)	(1,573)	74
LME Lead^	(16)	Dec-2023	(896)	(842)	54
LME Nickel^	(23)	Mar-2024	(2,480)	(2,306)	174
Low Sulphur Gasoil^	(3)	Jan-2024	(242)	(236)	6
MSCI EAFE Index	(139)	Dec-2023	(14,487)	(14,780)	(293)
Platinum^	(7)	Jan-2024	(317)	(327)	(10)
S&P 500 Index E-MINI	(131)	Dec-2023	(29,362)	(29,977)	(615)
U.S. Ultra Long Treasury Bond	(9)	Mar-2024	(1,101)	(1,107)	(6)
Ultra 10-Year U.S. Treasury Note	(29)	Mar-2024	(3,295)	(3,292)	3
			(57,644)	(58,192)	(548)
			$169,729	$168,052	$(1,677)

A list of the open forward foreign currency contracts held by the Fund at November 30, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Depreciation (Thousands)
Morgan Stanley	01/10/24	EUR	2,222	USD	2,367	$(63)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2023, is as follows:

Credit Default Swaps - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	$651	$51	$157	$(106)
ITRAXX Australia S40.V1 5-Year	1.00%	Quarterly	12/20/2028	16,850	(189)	(131)	(58)
					$(138)	$26	$(164)

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDX.NA.IG.S41.V1 5-Year	1.00%	Quarterly	12/20/2028	$16,850	$280	$221	$59

SEI Institutional Investments Trust

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.8315%	SOFR	Annually	04/21/2025	USD	2,040	$83	$82	$1
1.9795%	SOFR	Annually	06/09/2025	USD	1,240	51	51	–
2.4095%	SOFR	Annually	11/10/2035	USD	1,300	195	167	28
1.9550%	SOFR	Annually	08/04/2025	USD	1,833	81	81	–
1.1650%	SOFR	Annually	10/04/2026	USD	7,010	575	584	(9)
2.2275%	SOFR	Annually	04/04/2027	USD	3,640	218	224	(6)
1.9950%	SOFR	Annually	07/12/2027	USD	720	51	51	–
1.7600%	SOFR	Annually	06/04/2029	USD	5,145	564	540	24
1.2925%	SOFR	Annually	09/27/2029	USD	2,440	338	323	15
0.0275%	SOFR	Annually	06/05/2027	USD	15,050	2,004	2,001	3
1.4550%	SOFR	Annually	11/08/2026	USD	1,040	80	80	–
1.4725%	SOFR	Annually	11/09/2026	USD	1,230	94	94	–
1.3945%	SOFR	Annually	05/21/2031	USD	17,160	2,834	2,588	246
						$7,168	$6,866	$302

A list of the open OTC swap agreements held by the Fund at November 30, 2023, is as follows:

Credit Default Swaps - Sell Protection
Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	$75	$(10)	$(4)	$(6)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	80	(10)	(8)	(2)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	13	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	101	(13)	(6)	(7)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	12/31/2049	263	(34)	(17)	(17)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(2)	(2)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	10	(1)	(1)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	2	—	—	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	15	(2)	(2)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	13	(2)	(2)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	21	(3)	(2)	(1)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	15	(2)	(2)	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	3	—	—	—
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	30	(4)	(3)	(1)
Citibank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	9	(1)	(1)	—
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	113	(15)	(15)	—
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	50	(7)	(6)	(1)
Credit Suisse	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	2	—	—	—
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(2)	(1)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	46	(6)	(5)	(1)
Deutsche Bank	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	46	(6)	(5)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	77	(10)	(6)	(4)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(2)	(1)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Quarterly	05/11/2063	26	(3)	(2)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	134	(18)	(17)	(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	88	(12)	(9)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	7	(1)	(1)	—
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	9	(1)	(1)	—

SEI Institutional Investments Trust

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2023

Multi-Asset Real Return Fund (Concluded)

Counterparty	Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	$13	$(2)	$(1)	$(1)
Goldman Sachs	CMBX.NA.BBB.6 Index	3.00%	Monthly	05/11/2063	13	(2)	(1)	(1)
						$(175)	$(124)	$(51)

As of November 30, 2023, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(1,392)	HSBC	5.39%	Open Ended	$(1,392)
(3,544)	HSBC	5.44%	Open Ended	(3,544)
(6,947)	HSBC	5.44%	Open Ended	(6,947)
(12,065)	HSBC	5.44%	Open Ended	(12,065)
(19,723)	HSBC	5.44%	Open Ended	(19,723)
(30,480)	HSBC	5.44%	Open Ended	(30,480)
(90,668)	HSBC	5.44%	Open Ended	(90,668)
				$(164,819)

Percentages are based on Net Assets of $913,386 ($ Thousands).
*	Non-income producing security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
^	Security, or a portion thereof, is held by MARR Commodity Strategy Subsidiary, Ltd. as of November 30, 2023.
(A)	Interest rate represents the security's effective yield at the time of purchase.
(B)	Security, or a portion thereof, has been pledged as collateral on open repurchase agreements. The total market value of such securities as of November 30, 2023 was $164,985 ($ Thousands).
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Security, or portion thereof, has been pledged as collateral on securities sold short. The total market value of such securities as of November 30, 2023 was $50,062 ($ Thousands).
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2023, the value of these securities amounted to $88,336 ($ Thousands), representing 9.7% of the Net Assets of the Fund.

(F)	Security is in default on interest payment.
(G)	Perpetual security with no stated maturity date.
(H)	Zero coupon security.

The following is a summary of the level of inputs used as of November 30, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	641,957	–	641,957
Common Stock	275,103	–	–	275,103
Corporate Obligations	–	45,546	–	45,546
Asset-Backed Securities	–	40,312	–	40,312
Mortgage-Backed Securities	–	33,044	–	33,044
U.S. Government Agency Obligations	–	11,647	–	11,647
Sovereign Debt	–	1,748	–	1,748
Rights	– (1)	–	–	– (1)
Purchased Options	54	–	–	54
Total Investments in Securities	275,157	774,254	–	1,049,411
Securities Sold Short
Common Stock	(130,454)	–	–	(130,454)
Total Securities Sold Short	(130,454)	–	–	(130,454)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Written Options	(27)	–	–	(27)
Futures Contracts*
Unrealized Appreciation	5,007	–	–	5,007
Unrealized Depreciation	(6,684)	–	–	(6,684)
Forward Contracts*
Unrealized Depreciation	–	(63)	–	(63)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	–	–	–
Unrealized Depreciation	–	(51)	–	(51)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	59	–	59
Unrealized Depreciation	–	(164)	–	(164)
Interest Rate Swaps*
Unrealized Appreciation	–	317	–	317
Unrealized Depreciation	–	(15)	–	(15)
Reverse Repurchase Agreements	–	(164,819)	–	(164,819)
Total Other Financial Instruments	(1,704)	(164,736)	–	(166,440)

(1) This category includes a security with a value of zero.

*	Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
DOP — Dominican Peso
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
ZAR — South African Rand
ZMW — Zambian Zwacha

Portfolio Abbreviations
ADR — American Depositary Receipt
ARM — Adjustable Rate Mortgage
BPS — Basis Points
BUBOR — Budapest Interbank Offered Rate
CETIP — Central of Custody and Financial Settlement of Securities
Cl — Class
CLICP — Chile Indice de Camara Promedio Interbank Overnight Index
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
DAC — Designated Activity Company
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
FBIL — Financial Benchmarks India Pvt. Ltd.
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
IBR — Reference Bank Indicator
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
LP — Limited Partnership
MEXIBOR — Mexican Interbank Offered Rate
MIBOR — Mumbai Interbank Overnight Rate
MTN — Medium Term Note
MXN - TIIE — Mexican Interbank TIIE 28-Day
NVDR — Non-Voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PJSC — Public Joint-Stock Company
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
QPSC — Qatari Joint-Stock Company
RB — Revenue Bond
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
TBA — To Be Announced
TELBOR — Tel Aviv Interbank Offered Rate
THOR — Thai Overnight Repurchase Rate
TSFR1M — Term Secured Overnight Financing Rate 1 Month
TSFR3M — Term Secured Overnight Financing Rate 3 Month
UMBS — Uniform Mortgage-Backed Securities
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2023 (Unaudited)

	Large Cap Fund		Large Cap Disciplined Equity Fund
Assets:
Investments, at value †	$719,535	*	$1,164,570	*
Affiliated investments, at value ††	18,732		28,124
Cash and cash equivalents	–		245
Cash pledged as collateral on futures contracts	398		414
Receivable for fund shares sold	1		5,934
Receivable for investment securities sold	19,372		38,146
Dividends and interest receivable	1,510		2,091
Foreign tax reclaim receivable	71		6
Receivable for variation margin on futures contracts	34		31
Prepaid expenses	6		11
Total Assets	759,659		1,239,572
Liabilities:
Payable upon return on securities loaned	3,283		2,355
Payable for investment securities purchased	18,169		35,830
Payable for fund shares redeemed	180		7,869
Swap contracts, at value ††††	–		1,413
Payable to custodian	–		–
Foreign currency payable to custodian, at value †††	–		–
Investment advisory fees payable	95		144
Trustees fees payable	5		8
CCO fees payable	2		4
Accrued expense payable	23		25
Total Liabilities	21,757		47,648
Net Assets	$737,902		$1,191,924
† Cost of investments	$519,024		$886,061
†† Cost of affiliated investments	18,731		28,126
* Includes market value of securities on loan	3,212		2,262
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$499,431		$895,861
Total distributable earnings	238,471		296,063
Net Assets	$737,902		$1,191,924
Net Asset Value, Offering and Redemption Price Per Share — Class A	$14.31		$10.18
	($737,902,290 ÷ 51,572,978 shares	)	($1,191,923,906 ÷ 117,123,620 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund

$1,584,308	*	$4,409,823	*	$1,191,201	*	$219,111	*	$248,758	*	$737,006	*	$1,149,981
28,297		72,199		63,476		10,186		12,348		30,474		4,576
–		–		–		–		–		–		3,805
1,419		3,942		2,015		167		43		559		235
6		21,074		–		4		26		96		128
29,769		–		24,221		1,066		1,612		6,755		–
2,638		7,511		1,226		327		397		1,125		1,954
4		22		1		1		1		7		14
124		315		123		9		2		35		17
15		39		11		2		2		7		9
1,646,580		4,514,925		1,282,274		230,873		263,189		776,064		1,160,719

2,658		2,608		33,070		3,226		5,150		9,607		–
–		–		–		1,079		1,535		601		–
18,534		7,140		21,025		–		–		9,967		4,636
–		–		–		–		–		–		–
3		–		454		–		–		–		–
–		–		2		–		–		–		–
13		36		30		75		85		240		–
10		28		8		1		2		5		7
5		14		4		1		1		3		3
111		602		85		8		6		25		43
21,334		10,428		54,678		4,390		6,779		20,448		4,689
$1,625,246		$4,504,497		$1,227,596		$226,483		$256,410		$755,616		$1,156,030
$367,620		$1,757,774		$890,717		$200,298		$218,891		$621,800		$940,336
28,104		72,209		62,946		10,185		12,349		30,477		4,576
2,527		2,549		31,660		3,155		4,979		9,196		–

$205,487		$1,535,877		$956,139		$225,207		$224,568		$686,985		$943,562
1,419,759		2,968,620		271,457		1,276		31,842		68,631		212,468
$1,625,246		$4,504,497		$1,227,596		$226,483		$256,410		$755,616		$1,156,030
$193.47		$20.88		$15.57		$11.37		$10.10		$8.95		$11.88
($1,625,246,021 ÷ 8,400,560 shares	)	($4,504,496,783 ÷ 215,756,216 shares	)	($1,227,596,321 ÷ 78,823,836 shares	)	($226,483,385 ÷ 19,912,173 shares	)	($256,409,603 ÷ 25,378,063 shares	)	($755,616,189 ÷ 84,442,210 shares	)	($1,156,029,810 ÷ 97,305,545 shares	)

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2023 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund
Assets:
Investments, at value †	$692,623	*	$1,991,696	*
Affiliated investments, at value ††	16,135		63,931
Repurchase agreements†	–		–
Cash and cash equivalents	–		4,786
Cash pledged as collateral on futures contracts	347		1,028
Cash pledged as collateral on centrally cleared swap contracts	–		–
Foreign currency, at value †††	1,385		2,942
Receivable for fund shares sold	201		1,082
Dividends and interest receivable	1,993		6,014
Receivable for investment securities sold	81		10
Receivable for variation margin on futures contracts	27		65
Unrealized gain on forward foreign currency contracts	–		395
Unrealized gain on foreign spot currency contracts	–		–
Foreign tax reclaim receivable	–		7,039
Receivable for variation margin on swap contracts	–		–
Prepaid expenses	7		19
Total Assets	712,799		2,079,007
Liabilities:
Payable upon return on securities loaned	4,299		39,666
Payable for fund shares redeemed	248		7,001
Payable to custodian	4		–
Payable for investment securities purchased	–		600
Income distribution payable	–		–
Swap contracts, at value ††††	–		–
Options and swaptions written, at value ^^	–		–
Payable for variation margin on swap contracts	–		–
Payable for variation margin on futures contracts	–		–
Unrealized loss on foreign currency spot contracts	–		5
Unrealized loss on forward foreign currency contracts	–		9,274
Investment advisory fees payable	103		363
Trustees fees payable	5		13
CCO fees payable	2		7
Interest payable	–		–
Due to broker	–		–
Accrued expense payable	37		172
Accrued foreign capital gains tax on appreciated securities	–		–
Total Liabilities	4,698		57,101
Net Assets	$708,101		$2,021,906
† Cost of investments	$606,296		$1,947,493
†† Cost of affiliated investments	16,143		63,916
††† Cost of foreign currency	1,416		2,920
^^ Premiums received from written options and swaptions	–		–
* Includes market value of securities on loan	4,631		38,049
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$550,124		$1,866,611
Total distributable earnings (loss)	157,977		155,295
Net Assets	$708,101		$2,021,906
Net Asset Value, Offering and Redemption Price Per Share — Class A	$11.64		$11.20
	($708,101,237 ÷ 60,809,172 shares	)	($2,021,905,551 ÷ 180,456,464 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund		High Yield Bond Fund

$7,351,751	*	$135,771		$242,335		$914,646		$469,289		$7,526,266	*	$1,832,025
124,611		2,162		8,307		5,075		50,060		280,976		34,873
–		–		–		–		1,200		–		–
105,581		2,723		7,933		9,906		–		2,685		–
5,333		165		675		1,523		–		4,823		–
–		–		–		–		–		11,144		–
3,890		34		17		7,528		–		1,850		–
1,837		4		811		94		147		124,338		3,067
15,115		203		493		1,440		2,424		39,232		27,794
205,051		4,837		350		42,434		20,051		261,160		31,067
353		9		45		116		21		2,421		–
–		–		1,677		–		–		144		–
9		–		–		–		–		–		–
33,418		471		787		58		2		622		86
–		–		–		–		–		1,338		–
68		2		2		8		6		65		17
7,847,017		146,381		263,432		982,828		543,200		8,257,064		1,928,929

50,038		–		–		–		–		14,507		–
52,542		23		66		35,616		54,752		55,673		1,835
–		–		–		–		4,926		–		962
215,434		5,443		419		4,264		11,461		1,004,043		24,777
–		–		–		–		–		1,522		762
3,054		64		–		–		–		–		–
–		–		–		–		–		1,010		–
–		–		–		–		–		632		–
1		–		1		–		–		4,578		–
–		–		24		3		–		–		–
–		–		1,532		–		–		124		19
1,521		26		54		424		100		545		398
48		2		2		6		3		46		12
25		1		1		3		2		24		6
–		–		–		–		–		–		193
–		–		–		–		–		61		–
1,479		89		169		736		–		179		43
1,620		48		45		2,939		–		–		–
325,762		5,696		2,313		43,991		71,244		1,082,944		29,007
$7,521,255		$140,685		$261,119		$938,837		$471,956		$7,174,120		$1,899,922
$6,640,275		$125,961		$209,487		$854,983		$481,470		$8,046,870		$1,969,707
124,592		2,162		8,307		5,075		50,060		280,985		34,873
3,873		34		22		7,519		–		1,775		–
–		–		–		–		–		(1,555)		–
48,130		–		–		–		–		13,913		–

$7,137,797		$137,902		$222,885		$904,246		$514,714		$8,762,868		$2,518,197
383,458		2,783		38,234		34,591		(42,758)		(1,588,748)		(618,275)
$7,521,255		$140,685		$261,119		$938,837		$471,956		$7,174,120		$1,899,922
$11.46		$10.51		$11.16		$8.99		$7.94		$8.62		$7.13
($7,521,255,096 ÷ 656,394,243 shares	)	($140,684,658 ÷ 13,391,667 shares	)	($261,119,096 ÷ 23,389,837 shares	)	($938,837,483 ÷ 104,395,918 shares	)	($471,956,111 ÷ 59,427,111 shares	)	($7,174,120,403 ÷ 832,610,597 shares	)	($1,899,922,100 ÷ 266,402,663 shares	)

SEI Institutional Investments Trust

STATEMENTS OF ASSETS AND LIABILITIES / CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2023 (Unaudited)

	Long Duration Fund		Long Duration Credit Fund
Assets:
Investments, at value †	$628,473		$2,933,433
Affiliated investments, at value ††	7,462		24,201
Repurchase agreements†	–		–
Cash and cash equivalents	305		730
Cash pledged as collateral on OTC swap contracts	–		–
Cash pledged as collateral on futures contracts	2,127		1,921
Cash pledged as collateral on centrally cleared swap contracts	–		302
Foreign currency, at value †††	–		–
Receivable for fund shares sold	–		26
Dividends and interest receivable	6,351		36,097
Receivable for investment securities sold	595		26,458
Receivable for variation margin on futures contracts	246		548
Foreign tax reclaim receivable	30		700
Receivable for variation margin on swap contracts	23		36
Unrealized gain on forward foreign currency contracts	–		–
Swap contracts, at value ††††	–		–
Prepaid expenses	5		26
Total Assets	645,617		3,024,478
Liabilities:
Payable for investment securities purchased	3,321		19,602
Payable for variation margin on futures contracts	498		1,417
Payable for fund shares redeemed	372		64,986
Income distribution payable	121		276
Payable for securities sold short@	–		–
Swap contracts, at value ††††	–		–
Options and swaptions written, at value ^^	–		–
Reverse repurchase agreements	–		–
Payable to custodian	–		–
Payable for variation margin on swap contracts	–		–
Unrealized loss on foreign currency spot contracts	–		–
Unrealized loss on forward foreign currency contracts	–		–
Investment advisory fees payable	61		307
Trustees fees payable	4		9
CCO fees payable	2		5
Interest payable	–		–
Accrued expense payable	11		53
Repurchase agreements payable	–		–
Total Liabilities	4,390		86,655
Net Assets	$641,227		$2,937,823
† Cost of investments	$714,248		$3,447,933
†† Cost of affiliated investments	7,462		24,201
††† Cost of foreign currency	–		–
†††† Cost (Premiums received)	–		–
^^ Premiums received from written options and swaptions	–		–
@Proceeds from securities sold short	–		–
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$835,639		$3,755,070
Total distributable earnings (loss)	(194,412)		(817,247)
Net Assets	$641,227		$2,937,823
Net Asset Value, Offering and Redemption Price Per Share — Class A	$5.86		$7.74
	($641,227,257 ÷ 109,351,019 shares	)	($2,937,823,308 ÷ 379,529,415 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund

$483,345		$1,708,177		$286,293		$2,385,230		$4,105,337		$1,418,683		$1,049,411
2,598		–		–		30,745		47,246		9,710		–
2,700		–		–		–		–		–		–
73		43,103		1,870		156		–		289,402		146,231
–		–		–		–		–		32,366		–
119		9,044		–		2,041		–		12,040		9,013
–		–		–		–		–		–		449
–		6,633		–		–		–		–		–
1		919		1,666		72,691		170		961		2,373
2,671		34,751		626		11,082		40,669		3,426		2,577
–		16,471		–		51,046		5,891		25,281		12,233
30		153		–		372		579		798		1,015
36		–		–		45		–		5		1
–		9,940		–		–		–		6,168		124
–		13,867		–		–		–		–		–
–		258		–		–		–		15,594		–
14		16		3		18		36		15		7
491,587		1,843,332		290,458		2,553,426		4,199,928		1,814,449		1,223,434

3,276		26,996		–		223,352		51,987		–		11,906
10		560		–		98		295		–		2,272
958		13,798		27		7,593		34,383		15,515		63
5		–		–		49		147		–		–
–		–		–		–		–		–		130,454
–		793		–		–		–		5,296		175
–		–		–		–		–		1,680		27
–		–		–		–		–		–		164,819
–		–		–		–		352		–		–
–		10,064		–		–		–		3,304		4
–		23		–		–		–		–		–
–		15,949		–		–		–		–		63
40		542		–		166		433		15		142
3		11		2		14		26		11		6
2		6		1		7		13		6		3
4		–		–		5		–		–		–
6		532		10		50		121		86		57
–		–		–		–		–		–		57
4,304		69,274		40		231,334		87,757		25,913		310,048
$487,283		$1,774,058		$290,418		$2,322,092		$4,112,171		$1,788,536		$913,386
$491,750		$1,839,117		$302,300		$2,410,607		$4,413,442		$468,554		$968,930
2,598		–		–		30,745		47,246		9,710		–
–		6,605		–		–		–		–		–
–		–		–		–		–		–		124
–		–		–		–		–		(3,757)		(69)
–		–		–		–		–		–		135,648

$502,112		$2,239,261		$312,464		$2,411,558		$4,694,712		$658,283		$1,084,116
(14,829)		(465,203)		(22,046)		(89,466)		(582,541)		1,130,253		(170,730)
$487,283		$1,774,058		$290,418		$2,322,092		$4,112,171		$1,788,536		$913,386
$9.85		$8.48		$8.99		$9.47		$8.63		$20.79		$7.34
($487,282,813 ÷ 49,489,033 shares	)	($1,774,057,562 ÷ 209,232,121 shares	)	($290,417,966 ÷ 32,294,636 shares	)	($2,322,091,919 ÷ 245,238,697 shares	)	($4,112,170,888 ÷ 476,517,224 shares	)	($1,788,536,093 ÷ 86,044,008 shares	)	($913,385,590 ÷ 124,425,830 shares )

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2023 (Unaudited)

	Large Cap Fund	Large Cap Disciplined Equity Fund
Investment Income:
Dividends	$7,338	$10,449
Income from affiliated investments	412	1,385
Interest income	11	1,026
Security lending income — net(1)	6	19
Less: foreign taxes withheld	(4)	(4)
Total Investment Income	7,763	12,875
Expenses:
Investment advisory fees	1,463	2,475
Administration fees	183	309
Trustees' fees	9	16
Chief compliance officer fees	2	4
Pricing fees	20	25
Professional fees	17	29
Custodian/wire agent fees	13	22
Registration fees	6	10
Printing fees	3	6
Licensing fees	–	–
Other expenses	6	11
Total Expenses	1,722	2,907
Less:
Waiver of investment advisory fees	(915)	(1,547)
Waiver of administration fees	(183)	(309)
Net Expenses	624	1,051
Net Investment Income	7,139	11,824
Net Realized Gain (Loss) on:
Investments	23,262	34,326
Affiliated investments	–	1
Futures contracts	458	1,438
Swap contracts	–	14,525
Net Realized Gain (Loss)	23,720	50,290
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	35,495	79,637
Affiliated investments	–	(2)
Futures contracts	100	(126)
Swap contracts	–	(4,525)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–
Net Change in Unrealized Appreciation (Depreciation)	35,595	74,984
Net Realized and Unrealized Gain	59,315	125,274
Net Increase in Net Assets Resulting from Operations	$66,454	$137,098

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund	Small Cap Fund	Small Cap II Fund	Small/Mid Cap Equity Fund	U.S. Equity Factor Allocation Fund

$12,849	$35,677	$8,101	$1,761	$2,019	$6,875	$9,542
554	1,654	518	152	205	586	201
25	82	27	1	–	1	85
63	1	605	21	22	44	–
(2)	(11)	(13)	(3)	(4)	(20)	(7)
13,489	37,403	9,238	1,932	2,242	7,486	9,821

416	678	748	732	843	2,560	1,379
416	1,129	311	56	65	197	276
21	57	16	3	3	10	14
5	15	4	1	1	3	4
43	116	33	6	7	21	26
39	106	29	5	6	19	25
29	79	17	4	5	14	14
13	35	10	2	2	6	7
8	21	6	1	1	4	5
–	398	–	–	–	–	–
88	40	67	2	2	7	9
1,078	2,674	1,241	812	935	2,841	1,759

(333)	(452)	(561)	(263)	(311)	(1,024)	(1,379)
(416)	(1,129)	(311)	(56)	(65)	(197)	(276)
329	1,093	369	493	559	1,620	104
13,160	36,310	8,869	1,439	1,683	5,866	9,717

156,914	203,068	27,437	201	8,968	(13,182)	14,288
1	(1)	–	–	(1)	1	–
311	3,139	(1,699)	(58)	107	258	180
–	–	–	–	–	–	–
157,226	206,206	25,738	143	9,074	(12,923)	14,468

(6,525)	190,307	71,762	9,867	2,117	48,266	77,841
8	(2)	29	–	(3)	2	–
(46)	(260)	528	99	20	–	(18)
–	–	–	–	–	–	–
–	–	(1)	–	–	–	–
(6,563)	190,045	72,318	9,966	2,134	48,268	77,823
150,663	396,251	98,056	10,109	11,208	35,345	92,291
$163,823	$432,561	$106,925	$11,548	$12,891	$41,211	$102,008

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2023 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	World Equity Ex-US Fund
Investment Income:
Dividends	$9,864	$31,477	$107,841
Income from affiliated investments	433	666	2,078
Interest income	17	180	2,998
Security lending income — net(1)	89	233	374
Less: foreign taxes withheld	(58)	(1,091)	(8,353)
Total Investment Income	10,345	31,465	104,938
Expenses:
Investment advisory fees	2,393	6,768	20,934
Administration fees	184	521	1,903
Trustees' fees	9	26	96
Chief compliance officer fees	2	7	24
Custodian/wire agent fees	23	59	649
Pricing fees	21	57	200
Professional fees	18	49	179
Registration fees	7	17	61
Printing fees	3	9	34
Other expenses	7	19	68
Total Expenses	2,667	7,532	24,148
Less:
Waiver of investment advisory fees	(1,731)	(4,477)	(11,418)
Waiver of administration fees	(184)	(521)	(1,903)
Net Expenses	752	2,534	10,827
Net Investment Income	9,593	28,931	94,111
Net Realized Gain (Loss) on:
Investments	27,602	26,756	68,425
Affiliated investments	–	–	–
Futures contracts	558	(48)	6,139
Foreign currency transactions	36	(166)	(2,847)
Foreign forward currency contracts	7	15,292	389
Purchased options and swaptions	–	–	–
Foreign capital gains tax	–	–	(401)
Written options and swaptions	–	–	–
Swap contracts	–	–	(2,037)
Net Realized Gain (Loss)	28,203	41,834	69,668
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(602)	44,451	348,087
Affiliated investments	(2)	14	7
Futures contracts	474	259	3,605
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	–	–	(2,138)
Foreign capital gains tax on appreciated securities	–	–	(220)
Foreign currency translation of other assets and liabilities denominated in foreign currencies	(39)	462	1,694
Foreign forward currency contracts	–	(12,451)	–
Net Change in Unrealized Appreciation (Depreciation)	(169)	32,735	351,035
Net Realized and Unrealized Gain (Loss)	28,034	74,569	420,703
Net Increase (Decrease) in Net Assets Resulting from Operations	$37,627	$103,500	$514,814

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Screened World Equity Ex-US Fund	World Select Equity Fund	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund

$2,091	$3,000	$19,539	$–	$–	$1,083
44	134	317	542	4,610	938
85	104	302	19,086	152,764	153,305
–	–	–	–	69	–
(184)	(82)	(1,846)	–	–	(5)
2,036	3,156	18,312	19,628	157,443	155,321

466	690	4,352	1,210	10,710	4,640
36	63	246	134	1,575	476
2	3	12	7	90	24
–	1	3	2	23	6
48	94	460	9	122	34
5	7	26	24	223	62
3	6	23	12	168	45
1	2	8	4	59	15
1	1	4	2	32	9
1	2	9	5	66	17
563	869	5,143	1,409	13,068	5,328

(301)	(364)	(1,692)	(592)	(7,140)	(2,165)
(36)	(63)	(246)	(134)	(1,575)	(476)
226	442	3,205	683	4,353	2,687
1,810	2,714	15,107	18,945	153,090	152,634

(129)	11,285	5,529	(3,447)	(244,676)	(62,648)
–	–	–	–	1	–
65	512	(849)	265	(36,426)	–
(69)	146	(350)	–	(4)	(4)
6	246	–	–	(103)	36
–	(99)	–	–	(6,802)	–
–	(169)	(1,333)	–	–	–
–	–	–	–	7,655	–
(56)	–	–	–	12,443	–
(183)	11,921	2,997	(3,182)	(267,912)	(62,616)

7,537	9,208	45,140	8,569	44,655	19,193
–	–	–	–	2	–
49	453	466	(40)	3,795	–
–	(106)	–	–	165	–
–	–	–	–	(24)	–
(152)	–	–	–	(278)	–
17	39	(864)	–	–	–
26	22	(79)	–	48	–
–	167	–	–	104	(19)
7,477	9,783	44,663	8,529	48,467	19,174
7,294	21,704	47,660	5,347	(219,445)	(43,442)
$9,104	$24,418	$62,767	$24,292	$(66,355)	$109,192

SEI Institutional Investments Trust

STATEMENTS OF OPERATIONS / CONSOLIDATED STATEMENTS OF OPERATIONS ($ Thousands)

For the six month period ended November 30, 2023 (Unaudited)

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund
Investment Income:
Dividends	$1	$–	$–
Income from affiliated investments	167	547	130
Interest income	15,014	73,336	11,154
Security lending income — net(1)	–	–	–
Less: foreign taxes withheld	–	(2)	–
Total Investment Income	15,182	73,881	11,284
Expenses:
Investment advisory fees	905	4,415	352
Administration fees	151	736	117
Trustees' fees	7	27	6
Chief compliance officer fees	2	5	2
Pricing fees	21	85	18
Professional fees	14	51	10
Custodian/wire agent fees	8	52	7
Registration fees	5	22	3
Printing fees	3	8	2
Interest expense on reverse repurchase agreements	–	–	–
Dividend expense on securities sold short	–	–	–
Other expenses	6	22	4
Total Expenses	1,122	5,423	521
Less:
Waiver of investment advisory fees	(543)	(2,502)	(117)
Waiver of administration fees	(151)	(736)	(117)
Net Expenses	428	2,185	287
Net Investment Income	14,754	71,696	10,997
Net Realized Gain (Loss) on:
Investments	(15,903)	(78,066)	(196)
Securities sold short	–	–	–
Affiliated investments	–	–	–
Futures contracts	–	(7,910)	296
Foreign currency transactions	(3,549)	–	–
Foreign forward currency contracts	–	–	–
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	180	283	–
Net Realized Gain (Loss)	(19,272)	(85,693)	100
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(13,144)	(35,872)	2,848
Securities sold short	–	–	–
Futures contracts	198	1,123	(15)
Purchased options and swaptions	–	–	–
Written options and swaptions	–	–	–
Swap contracts	53	84	–
Foreign currency translation of other assets and liabilities denominated in foreign currencies	–	–	–
Foreign forward currency contracts	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	(12,893)	(34,665)	2,833
Net Realized and Unrealized Gain (Loss)	(32,165)	(120,358)	2,933
Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,411)	$(48,662)	$13,930

(1) Income is from the investment of collateral in an affiliated security.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Emerging Markets Debt Fund	Real Return Fund	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund

$–	$–	$–	$–	$11,456	$3,372
–	–	1,425	1,091	401	–
64,880	6,395	45,951	89,752	7,635	24,921
7	–	–	–	–	–
(636)	–	–	–	(3)	(1)
64,251	6,395	47,376	90,843	19,489	28,292

6,141	338	2,715	5,109	5,385	2,439
449	77	543	1,022	449	222
23	4	27	51	23	11
6	1	7	13	6	3
57	8	59	110	51	26
42	7	49	95	42	20
262	1	35	71	17	24
14	2	14	30	14	6
8	1	10	19	8	4
–	–	–	–	–	4,165
–	–	–	–	–	982
16	3	17	35	16	8
7,018	442	3,476	6,555	6,011	7,910

(2,817)	(338)	(1,738)	(2,452)	(5,295)	(1,597)
(449)	(77)	(543)	(1,022)	(449)	(222)
3,752	27	1,195	3,081	267	6,091
60,499	6,368	46,181	87,762	19,222	22,201

(45,549)	(3,509)	(26,982)	(59,383)	81,686	(3,226)
–	–	–	–	–	(5,351)
(1)	–	–	–	–	–
(4,442)	–	2,811	1,311	15,619	(3,022)
(10,310)	–	–	–	–	(10)
8,948	–	–	–	–	111
–	–	–	–	(4,651)	(71)
–	–	–	–	1,466	52
(3,630)	–	–	–	(35,048)	(56)
(54,984)	(3,509)	(24,171)	(58,072)	59,072	(11,573)

99,267	1,346	21,550	(6,334)	45,243	12,796
–	–	–	–	–	(5,696)
2,512	–	61	412	(2,342)	9,451
–	–	–	–	(3,828)	(65)
–	–	–	–	2,077	42
2,762	–	–	–	37,669	1,936
1,360	–	–	–	1	–
(4,743)	–	–	–	–	(133)
101,158	1,346	21,611	(5,922)	78,820	18,331
46,174	(2,163)	(2,560)	(63,994)	137,892	6,758
$106,673	$4,205	$43,621	$23,768	$157,114	$28,959

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2023 (Unaudited) and the year ended May 31, 2023

	Large Cap Fund		Large Cap Disciplined Equity Fund
	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23
Operations:
Net investment income	$7,139	$14,338	$11,824	$20,084
Net realized gain (loss)	23,720	38,347	50,290	(14,653)
Net change in unrealized appreciation (depreciation)	35,595	(59,081)	74,984	8,015
Net Increase (Decrease) in Net Assets Resulting from Operations	66,454	(6,396)	137,098	13,446
Distributions:
Class A	(6,686)	(85,804)	(6,148)	(66,288)
Total Distributions	(6,686)	(85,804)	(6,148)	(66,288)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	10,466	43,411	20,491	180,087
Reinvestment of dividends & distributions	6,141	79,613	5,877	63,738
Cost of shares redeemed	(42,950)	(100,193)	(241,422)	(304,112)
Net Increase (Decrease) from Class A Transactions	(26,343)	22,831	(215,054)	(60,287)
Net Increase (Decrease) in Net Assets	33,425	(69,369)	(84,104)	(113,129)
Net Assets
Beginning of Period	704,477	773,846	1,276,028	1,389,157
End of Period	$737,902	$704,477	$1,191,924	$1,276,028

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Large Cap Index Fund		S&P 500 Index Fund		Extended Market Index Fund		Small Cap Fund		Small Cap II Fund
06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23

$13,160	$27,286	$36,310	$76,229	$8,869	$17,890	$1,439	$2,775	$1,683	$3,154
157,226	178,413	206,206	318,090	25,738	(16,051)	143	(6,698)	9,074	401
(6,563)	(176,422)	190,045	(297,352)	72,318	(45,438)	9,966	(11,497)	2,134	(17,618)
163,823	29,277	432,561	96,967	106,925	(43,599)	11,548	(15,420)	12,891	(14,063)

(12,055)	(232,834)	(34,211)	(395,086)	(7,550)	(53,291)	(915)	(16,554)	(1,313)	(11,469)
(12,055)	(232,834)	(34,211)	(395,086)	(7,550)	(53,291)	(915)	(16,554)	(1,313)	(11,469)

39,149	139,472	249,449	398,800	65,938	136,402	11,796	25,298	6,745	24,117
11,391	220,564	33,366	385,414	7,346	51,517	848	15,871	1,229	10,843
(236,433)	(416,145)	(570,498)	(1,198,381)	(140,139)	(349,635)	(8,254)	(25,526)	(12,168)	(84,631)
(185,893)	(56,109)	(287,683)	(414,167)	(66,855)	(161,716)	4,390	15,643	(4,194)	(49,671)
(34,125)	(259,666)	110,667	(712,286)	32,520	(258,606)	15,023	(16,331)	7,384	(75,203)

1,659,371	1,919,037	4,393,830	5,106,116	1,195,076	1,453,682	211,460	227,791	249,026	324,229
$1,625,246	$1,659,371	$4,504,497	$4,393,830	$1,227,596	$1,195,076	$226,483	$211,460	$256,410	$249,026

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2023 (Unaudited) and the year ended May 31, 2023

	Small/Mid Cap Equity Fund		U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund
	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23
Operations:
Net investment income	$5,866	$12,485	$9,717	$17,352	$9,593	$21,188
Net realized gain (loss)	(12,923)	(13,841)	14,468	(2,339)	28,203	67,452
Net change in unrealized appreciation (depreciation)	48,268	(73,476)	77,823	(17,899)	(169)	(118,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	41,211	(74,832)	102,008	(2,886)	37,627	(29,836)
Distributions:
Class A	(4,853)	(60,748)	(9,175)	(97,016)	(9,134)	(97,526)
Total Distributions	(4,853)	(60,748)	(9,175)	(97,016)	(9,134)	(97,526)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	19,935	137,988	123,897	870,181	34,611	132,735
Reinvestment of dividends & distributions	4,708	59,225	8,664	90,900	8,980	96,105
Cost of shares redeemed	(76,399)	(234,920)	(90,231)	(789,702)	(145,059)	(207,572)
Net Increase (Decrease) from Class A Transactions	(51,756)	(37,707)	42,330	171,379	(101,468)	21,268
Net Increase (Decrease) in Net Assets	(15,398)	(173,287)	135,163	71,477	(72,975)	(106,094)
Net Assets
Beginning of Period	771,014	944,301	1,020,867	949,390	781,076	887,170
End of Period	$755,616	$771,014	$1,156,030	$1,020,867	$708,101	$781,076

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Global Managed Volatility Fund		World Equity Ex-US Fund		Screened World Equity Ex-US Fund		World Select Equity Fund
06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23

$28,931	$65,404	$94,111	$264,614	$1,810	$4,381	$2,714	$5,446
41,834	68,795	69,668	(529,920)	(183)	(5,797)	11,921	(2,299)
32,735	(154,511)	351,035	(49,740)	7,477	(2,464)	9,783	(4,602)
103,500	(20,312)	514,814	(315,046)	9,104	(3,880)	24,418	(1,455)

—	(235,843)	—	(377,829)	—	(8,478)	—	(22,526)
—	(235,843)	—	(377,829)	—	(8,478)	—	(22,526)

222,120	452,469	249,984	812,158	2,571	9,060	11,558	4,389
—	230,566	—	364,329	—	5,714	—	22,526
(421,665)	(766,300)	(660,150)	(1,853,846)	(11,428)	(16,677)	(8,970)	(25,270)
(199,545)	(83,265)	(410,166)	(677,359)	(8,857)	(1,903)	2,588	1,645
(96,045)	(339,420)	104,648	(1,370,234)	247	(14,261)	27,006	(22,336)

2,117,951	2,457,371	7,416,607	8,786,841	140,438	154,699	234,113	256,449
$2,021,906	$2,117,951	$7,521,255	$7,416,607	$140,685	$140,438	$261,119	$234,113

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2023 (Unaudited) and the year ended May 31, 2023

	Emerging Markets Equity Fund		Opportunistic Income Fund		Core Fixed Income Fund
	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23
Operations:
Net investment income	$15,107	$30,519	$18,945	$30,550	$153,090	$269,287
Net realized gain (loss)	2,997	(34,556)	(3,182)	(8,668)	(267,912)	(430,586)
Net change in unrealized appreciation (depreciation)	44,663	(52,337)	8,529	2,238	48,467	(22,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	62,767	(56,374)	24,292	24,120	(66,355)	(183,779)
Distributions:
Class A	—	(50,897)	(17,881)	(27,938)	(150,621)	(271,106)
Total Distributions	—	(50,897)	(17,881)	(27,938)	(150,621)	(271,106)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	18,206	151,925	28,505	100,912	518,277	766,772
Reinvestment of dividends & distributions	—	47,195	16,883	26,554	141,362	258,019
Cost of shares redeemed	(103,383)	(269,874)	(112,818)	(257,578)	(633,647)	(1,721,751)
Net Increase (Decrease) from Class A Transactions	(85,177)	(70,754)	(67,430)	(130,112)	25,992	(696,960)
Net Increase (Decrease) in Net Assets	(22,410)	(178,025)	(61,019)	(133,930)	(190,984)	(1,151,845)
Net Assets
Beginning of Period	961,247	1,139,272	532,975	666,905	7,365,104	8,516,949
End of Period	$938,837	$961,247	$471,956	$532,975	$7,174,120	$7,365,104

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund		Ultra Short Duration Bond Fund
06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23

$152,634	$149,349	$14,754	$27,795	$71,696	$125,926	$10,997	$10,654
(62,616)	(127,072)	(19,272)	(46,025)	(85,693)	(134,120)	100	(3,662)
19,174	(58,562)	(12,893)	(18,996)	(34,665)	(154,472)	2,833	1,496
109,192	(36,285)	(17,411)	(37,226)	(48,662)	(162,666)	13,930	8,488

(103,097)	(223,479)	(14,743)	(27,758)	(71,803)	(125,785)	(11,189)	(10,522)
(103,097)	(223,479)	(14,743)	(27,758)	(71,803)	(125,785)	(11,189)	(10,522)

64,235	199,397	80,648	93,017	309,022	1,264,141	201,561	130,527
97,923	213,765	14,499	27,689	71,481	125,769	11,144	10,282
(160,868)	(523,408)	(14,023)	(173,202)	(404,048)	(847,530)	(61,802)	(328,688)
1,290	(110,246)	81,124	(52,496)	(23,545)	542,380	150,903	(187,879)
7,385	(370,010)	48,970	(117,480)	(144,010)	253,929	153,644	(189,913)

1,892,537	2,262,547	592,257	709,737	3,081,833	2,827,904	333,639	523,552
$1,899,922	$1,892,537	$641,227	$592,257	$2,937,823	$3,081,833	$487,283	$333,639

SEI Institutional Investments Trust

STATEMENTS OF CHANGES IN NET ASSETS / CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six month period ended November 30, 2023 (Unaudited) and the year ended May 31, 2023

	Emerging Markets Debt Fund		Real Return Fund
	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23
Operations:
Net investment income	$60,499	$117,209	$6,368	$13,423
Net realized gain (loss)	(54,984)	(244,201)	(3,509)	(4,159)
Net change in unrealized appreciation (depreciation)	101,158	142,800	1,346	(15,476)
Net Increase (Decrease) in Net Assets Resulting from Operations	106,673	15,808	4,205	(6,212)
Distributions:
Class A	(57,115)	(37,104)	(6,871)	(16,360)
Total Distributions	(57,115)	(37,104)	(6,871)	(16,360)
Capital Share Transactions:(1)
Class A:
Proceeds from shares issued	57,818	230,287	10,570	75,549
Reinvestment of dividends & distributions	54,093	35,243	6,611	15,843
Cost of shares redeemed	(177,723)	(427,110)	(37,120)	(50,045)
Net Increase (Decrease) from Class A Transactions	(65,812)	(161,580)	(19,939)	41,347
Net Increase (Decrease) in Net Assets	(16,254)	(182,876)	(22,605)	18,775
Net Assets
Beginning of Period	1,790,312	1,973,188	313,023	294,248
End of Period	$1,774,058	$1,790,312	$290,418	$313,023

(1) See Note 7 in the Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

Limited Duration Bond Fund		Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23	06/01/23 to 11/30/23	06/01/22 to 05/31/23

$46,181	$47,319	$87,762	$132,522	$19,222	$31,352	$22,201	$32,369
(24,171)	(21,319)	(58,072)	(144,524)	59,072	116,664	(11,573)	(55,605)
21,611	(7,063)	(5,922)	(19,568)	78,820	(156,258)	18,331	(25,687)
43,621	18,937	23,768	(31,570)	157,114	(8,242)	28,959	(48,923)

(45,858)	(47,742)	(87,693)	(132,474)	—	(225,875)	—	(96,101)
(45,858)	(47,742)	(87,693)	(132,474)	—	(225,875)	—	(96,101)

429,870	781,371	294,164	1,448,635	35,799	484,221	129,313	249,775
45,403	46,851	87,499	132,469	—	210,558	—	85,600
(175,016)	(384,667)	(364,811)	(725,866)	(160,686)	(587,478)	(46,629)	(173,171)
300,257	443,555	16,852	855,238	(124,887)	107,301	82,684	162,204
298,020	414,750	(47,073)	691,194	32,227	(126,816)	111,643	17,180

2,024,072	1,609,322	4,159,244	3,468,050	1,756,309	1,883,125	801,743	784,563
$2,322,092	$2,024,072	$4,112,171	$4,159,244	$1,788,536	$1,756,309	$913,386	$801,743

SEI Institutional Investments Trust

CONSOLIDATED STATEMENT OF CASH FLOWS ($ Thousands)

For the six month period ended November 30, 2023 (Unaudited)

Multi-Asset Real Return Fund
Cash Flows from Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$28,959
Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Purchase of investment securities	(390,588)
Proceeds from disposition of investment securities	295,067
Purchases to cover securities sold short	(35,154)
Proceeds from securities sold short	27,506
Amortization (accretion of market discount)	15,192
Net Realized (Gain) Loss on:
Investments, Futures, Options, Swaps, Forward Contracts, Foreign Currency and Securities Sold Short	11,573
Net Change in Unrealized (Appreciation) Depreciation on:
Investments, Futures, Options, Swaps, Forward Contracts, Foreign Currency and Securities Sold Short	(18,331)
Changes in Assets:
Cash pledged as collateral on futures contracts	821
Cash pledged as collateral on CC swap contracts	622
Cash pledged as collateral on OTC swap contracts	300
Dividends and interest receivable	(577)
Receivable for investment securities sold	(12,233)
Receivable for variation margin on futures contracts	(19)
Receivable for variation margin on swaps contracts	(88)
Unrealized gain on forward foreign currency contracts	70
Receivable for reclaims	(1)
Changes in Liabilities:
Payable for investment securities purchased	11,328
Payable for variation margin on futures contracts	1,006
Payable for variation margin on swaps contracts	(205)
Options Written, at value	27
Swap contracts, at value	(164)
Unrealized loss on forward foreign currency contracts	63
Chief Compliance Officer fees payable	1
Trustees fees payable	1
Investment advisory fees payable	11
Payable for repurchase agreements	57
Due to Counterparty	(2,417)
Accrued expense payable	(460)
Net Cash Used by Operating Activities	(67,633)
Cash Flows from Financing Activities
Reverse repurchase agreements	12,521
Proceeds from shares issued	127,684
Cost of shares redeemed	(46,578)
Net Cash Provided by Financing Activities	93,627
Net Change in Cash and Foreign Currency	25,994
Cash and Foreign Currency at Beginning of Period	$120,237
Cash and Foreign Currency at End of Period	$146,231
Supplemental Disclosure of Cash Flow Information
Interest paid	$4,165

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2023 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2023@	$13.18	$0.14	$1.12	$1.26	$(0.13)	$—	$(0.13)	$14.31	9.59%	$737,902	0.17%	0.47%	1.95%	36%
2023	15.07	0.27	(0.45)	(0.18)	(0.27)	(1.44)	(1.71)	13.18	(0.74)	704,477	0.18	0.47	1.99	88
2022	18.68	0.27	(0.36)	(0.09)	(0.27)	(3.25)	(3.52)	15.07	(1.96)	773,846	0.18	0.47	1.56	76
2021	13.95	0.27	5.57	5.84	(0.29)	(0.82)	(1.11)	18.68	43.39	1,097,320	0.18	0.47	1.70	78
2020	14.73	0.30	0.66	0.96	(0.29)	(1.45)	(1.74)	13.95	5.78	941,086	0.18	0.47	2.02	76
2019	18.93	0.32	(0.28)	0.04	(0.31)	(3.93)	(4.24)	14.73	1.49	1,090,130	0.19	0.47	1.87	102
Large Cap Disciplined Equity Fund
Class A
2023@	$9.18	$0.09	$0.96	$1.05	$(0.05)	$—	$(0.05)	$10.18	11.50%	$1,191,924	0.17%	0.47%	1.92%	56%
2023	9.58	0.14	(0.05)	0.09	(0.18)	(0.31)	(0.49)	9.18	1.27	1,276,028	0.17	0.47	1.56	118
2022	12.65	0.15	0.21	0.36	(0.31)	(3.12)	(3.43)	9.58	0.39	1,389,157	0.17	0.47	1.28	146
2021	9.71	0.17	3.73	3.90	(0.21)	(0.75)	(0.96)	12.65	42.00	1,668,804	0.17	0.47	1.51	142
2020	10.27	0.19	0.65	0.84	(0.26)	(1.14)	(1.40)	9.71	7.23	1,380,069	0.18	0.47	1.83	139
2019	13.58	0.22	(0.39)	(0.17)	(0.22)	(2.92)	(3.14)	10.27	(0.14)	2,003,051	0.19	0.47	1.80	125
Large Cap Index Fund
Class A
2023@	$176.71	$1.48	$16.64	$18.12	$(1.36)	$—	$(1.36)	$193.47	10.30%	$1,625,246	0.04%	0.13%	1.59%	3%
2023	201.38	2.94	(0.53)	2.41	(2.94)	(24.14)	(27.08)	176.71	2.39	1,659,371	0.05	0.14	1.62	11
2022	226.91	3.06	(6.83)	(3.77)	(3.13)	(18.63)	(21.76)	201.38	(2.74)	1,919,037	0.04	0.13	1.34	18
2021	163.61	2.89	65.82	68.71	(2.95)	(2.46)	(5.41)	226.91	42.57	2,297,701	0.03	0.12	1.47	20
2020	173.92	3.26	19.13	22.39	(3.34)	(29.36)	(32.70)	163.61	12.48	1,750,464	0.04	0.13	1.87	32
2019	200.41	4.18	0.70	4.88	(4.27)	(27.10)	(31.37)	173.92	3.43	1,636,037	0.04	0.13	2.19	16
S&P 500 Index Fund
Class A
2023@	$19.10	$0.16	$1.77	$1.93	$(0.15)	$—	$(0.15)	$20.88	10.16%	$4,504,497	0.05%	0.12%	1.61%	4%
2023	20.36	0.31	0.11	0.42	(0.30)	(1.38)	(1.68)	19.10	2.82	4,393,830	0.06	0.13	1.66	6
2022	21.82	0.30	(0.22)	0.08	(0.30)	(1.24)	(1.54)	20.36	(0.33)	5,106,116	0.05	0.12	1.33	11
2021	16.13	0.29	6.09	6.38	(0.29)	(0.40)	(0.69)	21.82	40.24	6,251,980	0.04	0.11	1.51	19
2020	14.78	0.31	1.57	1.88	(0.31)	(0.22)	(0.53)	16.13	12.77	4,277,620	0.05	0.12	1.94	34
2019	14.92	0.34	0.19	0.53	(0.34)	(0.33)	(0.67)	14.78	3.77	3,975,682	0.05	0.12	2.23	21
Extended Market Index Fund
Class A
2023@	$14.39	$0.11	$1.16	$1.27	$(0.09)	$—	$(0.09)	$15.57	8.88%	$1,227,596	0.06%	0.20%	1.43%	21%
2023	15.51	0.20	(0.70)	(0.50)	(0.20)	(0.42)	(0.62)	14.39	(3.11)	1,195,076	0.06	0.20	1.37	34
2022	22.89	0.19	(3.90)	(3.71)	(0.21)	(3.46)	(3.67)	15.51	(18.88)	1,453,682	0.05	0.19	0.96	49
2021	14.47	0.18	8.81	8.99	(0.18)	(0.39)	(0.57)	22.89	62.79	1,755,160	0.05	0.19	0.95	58
2020	14.52	0.20	0.39	0.59	(0.20)	(0.44)	(0.64)	14.47	3.88	1,176,664	0.06	0.20	1.35	56
2019	15.94	0.23	(0.80)	(0.57)	(0.23)	(0.62)	(0.85)	14.52	(3.29)	937,836	0.06	0.20	1.51	46
Small Cap Fund
Class A
2023@	$10.83	$0.07	$0.52	$0.59	$(0.05)	$—	$(0.05)	$11.37	5.43%	$226,483	0.44%	0.72%	1.28%	57%
2023	12.59	0.15	(0.97)	(0.82)	(0.16)	(0.78)	(0.94)	10.83	(6.73)	211,460	0.44	0.72	1.27	114
2022	18.54	0.15	(1.46)	(1.31)	(0.16)	(4.48)	(4.64)	12.59	(9.62)	227,791	0.44	0.72	0.94	120
2021	11.91	0.15	7.22	7.37	(0.14)	(0.60)	(0.74)	18.54	63.38	287,220	0.44	0.72	0.98	122
2020	13.66	0.16	(0.99)	(0.83)	(0.19)	(0.73)	(0.92)	11.91	(7.04)	228,900	0.45	0.72	1.16	127
2019	18.76	0.18	(1.81)	(1.63)	(0.16)	(3.31)	(3.47)	13.66	(7.71)	267,012	0.44	0.72	1.09	109

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1)	Per share calculated using average shares.
@	For the six-month period ended November 30, 2023. All ratios for the period have been annualized.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2023 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Small Cap II Fund
Class A
2023@	$9.67	$0.07	$0.41	$0.48	$(0.05)	$—	$(0.05)	$10.10	4.99%	$256,410	0.43%	0.72%	1.30%	51%
2023	10.58	0.11	(0.60)	(0.49)	(0.12)	(0.30)	(0.42)	9.67	(4.65)	249,026	0.43	0.72	1.12	107
2022	15.16	0.10	(1.51)	(1.41)	(0.10)	(3.07)	(3.17)	10.58	(11.14)	324,229	0.43	0.72	0.75	130
2021	8.95	0.10	6.21	6.31	(0.10)	—	(0.10)	15.16	70.79	509,597	0.43	0.72	0.82	151
2020	9.93	0.09	(0.54)	(0.45)	(0.10)	(0.43)	(0.53)	8.95	(5.20)	312,950	0.44	0.72	0.92	136
2019	13.22	0.09	(1.14)	(1.05)	(0.08)	(2.16)	(2.24)	9.93	(6.98)	337,113	0.43	0.72	0.73	129
Small/Mid Cap Equity Fund
Class A
2023@	$8.57	$0.07	$0.37	$0.44	$(0.06)	$—	$(0.06)	$8.95	5.10%	$755,616	0.41%	0.72%	1.49%	36%
2023	10.10	0.14	(0.98)	(0.84)	(0.14)	(0.55)	(0.69)	8.57	(8.40)	771,014	0.41	0.72	1.49	79
2022	14.11	0.12	(0.77)	(0.65)	(0.11)	(3.25)	(3.36)	10.10	(6.47)	944,301	0.42	0.72	1.00	82
2021	9.23	0.10	5.23	5.33	(0.08)	(0.37)	(0.45)	14.11	58.97	1,173,130	0.41	0.72	0.88	88
2020	10.27	0.13	(0.43)	(0.30)	(0.11)	(0.63)	(0.74)	9.23	(3.80)	879,022	0.41	0.72	1.24	111
2019	13.63	0.14	(1.17)	(1.03)	(0.10)	(2.23)	(2.33)	10.27	(6.58)	1,178,532	0.42	0.72	1.18	116
U.S. Equity Factor Allocation Fund
Class A
2023@	$10.90	$0.10	$0.98	$1.08	$(0.10)	$—	$(0.10)	$11.88	9.93%	$1,156,030	0.02%	0.32%	1.77%	21%
2023	12.36	0.21	(0.35)	(0.14)	(0.21)	(1.11)	(1.32)	10.90	(0.57)	1,020,867	0.02	0.32	1.91	72
2022	15.37	0.23	0.05	0.28	(0.24)	(3.05)	(3.29)	12.36	0.10	949,390	0.02	0.32	1.61	64
2021	10.67	0.22	4.70	4.92	(0.22)	—	(0.22)	15.37	46.54	1,068,145	0.02	0.32	1.71	72
2020	10.18	0.22	0.51	0.73	(0.24)	—	(0.24)	10.67	7.21	756,195	0.02	0.32	2.03	39
2019	10.17	0.23	(0.05)	0.18	(0.17)	—	(0.17)	10.18	1.74	873,180	0.02	0.32	2.18	43
U.S. Managed Volatility Fund
Class A
2023@	$11.23	$0.15	$0.41	$0.56	$(0.15)	$—	$(0.15)	$11.64	4.99%	$708,101	0.20%	0.73%	2.61%	30%
2023	13.13	0.31	(0.76)	(0.45)	(0.31)	(1.14)	(1.45)	11.23	(3.75)	781,076	0.20	0.72	2.52	55
2022	15.29	0.35	0.36	0.71	(0.36)	(2.51)	(2.87)	13.13	4.71	887,170	0.20	0.72	2.47	55
2021	12.17	0.29	3.14	3.43	(0.30)	(0.01)	(0.31)	15.29	28.60	1,115,591	0.20	0.72	2.21	61
2020	13.01	0.33	(0.29)	0.04	(0.31)	(0.57)	(0.88)	12.17	(0.31)	1,216,680	0.20	0.72	2.48	58
2019	14.34	0.36	0.56	0.92	(0.36)	(1.89)	(2.25)	13.01	7.10	1,181,573	0.20	0.72	2.56	39
Global Managed Volatility Fund
Class A
2023@	$10.66	$0.15	$0.39	$0.54	$—	$—	$—	$11.20	5.07%	$2,021,906	0.24%	0.73%	2.79%	30%
2023	11.92	0.32	(0.41)	(0.09)	(0.66)	(0.51)	(1.17)	10.66	(0.62)	2,117,951	0.25	0.72	2.88	67
2022	13.21	0.32	0.26	0.58	(0.31)	(1.56)	(1.87)	11.92	4.25	2,457,371	0.25	0.72	2.49	56
2021	10.88	0.28	2.29	2.57	(0.24)	—	(0.24)	13.21	23.93	2,722,519	0.24	0.72	2.42	53
2020	11.53	0.30	(0.35)	(0.05)	(0.40)	(0.20)	(0.60)	10.88	(1.08)	2,738,825	0.24	0.72	2.57	47
2019	12.05	0.35	(0.02)	0.33	(0.44)	(0.41)	(0.85)	11.53	3.14	2,490,831	0.24	0.72	2.88	42
World Equity Ex-US Fund
Class A
2023@	$10.71	$0.14	$0.61	$0.75	$—	$—	$—	$11.46	7.00%	$7,521,255	0.29%	0.64%	2.48%	43%
2023	11.65	0.36	(0.78)	(0.42)	(0.28)	(0.24)	(0.52)	10.71	(3.47)	7,416,607	0.29	0.64	3.36	107
2022	16.57	0.36	(2.17)	(1.81)	(0.37)	(2.74)	(3.11)	11.65	(12.53)	8,786,841	0.28	0.63	2.52	73
2021	11.67	0.28	4.87	5.15	(0.22)	(0.03)	(0.25)	16.57	44.38	10,497,695	0.29	0.63	1.96	85
2020	12.08	0.22	(0.30)	(0.08)	(0.33)	—	(0.33)	11.67	(1.00)	8,115,314	0.31	0.62	1.80	92
2019	13.78	0.29	(1.35)	(1.06)	(0.28)	(0.36)	(0.64)	12.08	(7.34)	8,327,272	0.31	0.62	2.25	75

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended November 30, 2023. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2023 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income		Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Screened World Equity Ex-US Fund
Class A
2023@	$9.85	$0.13	$0.53	$0.66	$—		$—	$—	$10.51	6.70%	$140,685	0.32%	0.79%	2.53%	48%
2023	10.75	0.31	(0.61)	(0.30)	(0.28)		(0.32)	(0.60)	9.85	(2.55)	140,438	0.29	0.77	3.11	93
2022	14.56	0.33	(1.76)	(1.43)	(0.28)		(2.10)	(2.38)	10.75	(10.99)	154,699	0.29	0.78	2.64	84
2021	10.05	0.22	4.62	4.84	(0.22)		(0.11)	(0.33)	14.56	48.54	136,932	0.36	0.82	1.78	102
2020	10.31	0.22	(0.16)	0.06	(0.32	)(2)	—	(0.32)	10.05	0.17	101,167	0.35	0.81	2.03	77
2019	11.48	0.24	(1.03)	(0.79)	(0.21)		(0.17)	(0.38)	10.31	(6.57)	98,969	0.33	0.79	2.22	52
World Select Equity Fund
Class A
2023@	$10.12	$0.12	$0.92	$1.04	$—		$—	$—	$11.16	10.28%	$261,119	0.35%	0.69%	2.17%	59%
2023	11.21	0.24	(0.33)	(0.09)	(0.40)		(0.60)	(1.00)	10.12	(0.51)	234,113	0.37	0.70	2.29	63
2022	12.79	0.26	(0.71)	(0.45)	(0.64)		(0.49)	(1.13)	11.21	(4.12)	256,449	0.35	0.67	2.07	60
2021	8.69	0.19	4.41	4.60	(0.50)		—	(0.50)	12.79	54.06	363,533	0.39	0.69	1.79	66
2020	9.38	0.21	(0.51)	(0.30)	(0.39)		—	(0.39)	8.69	(3.86)	476,296	0.37	0.69	2.20	66
2019	11.30	0.23	(1.26)	(1.03)	(0.31)		(0.58)	(0.89)	9.38	(8.81)	985,177	0.31	0.65	2.18	93
Emerging Markets Equity Fund
Class A
2023@	$8.44	$0.14	$0.41	$0.55	$—		$—	$—	$8.99	6.52%	$938,837	0.65%	1.05%	3.08%	34%
2023	9.34	0.26	(0.74)	(0.48)	(0.21)		(0.21)	(0.42)	8.44	(4.83)	961,247	0.63	1.19	3.05	61
2022	12.69	0.23	(1.73)	(1.50)	(0.20)		(1.65)	(1.85)	9.34	(13.17)	1,139,272	0.59	1.17	2.03	86
2021	8.37	0.19	4.34	4.53	(0.21)		—	(0.21)	12.69	54.35	1,371,657	0.61	1.18	1.79	90
2020	8.99	0.16	(0.59)	(0.43)	(0.19)		—	(0.19)	8.37	(5.14)	1,008,763	0.63	1.19	1.71	59
2019	11.21	0.19	(1.43)	(1.24)	(0.19)		(0.79)	(0.98)	8.99	(10.59)	1,007,905	0.66	1.20	1.91	59
Opportunistic Income Fund
Class A
2023@	$7.85	$0.28	$0.08	$0.36	$(0.27)		$—	$(0.27)	$7.94	4.63%	$471,956	0.26%	0.53%	7.06%	21%
2023	7.91	0.42	(0.08)	0.34	(0.40)		—	(0.40)	7.85	4.44	532,975	0.25	0.52	5.35	33
2022	8.20	0.21	(0.29)	(0.08)	(0.21)		—	(0.21)	7.91	(0.97)	666,905	0.23	0.52	2.56	45
2021	7.87	0.23	0.32	0.55	(0.22)		—	(0.22)	8.20	7.10	993,299	0.23	0.52	2.83	62
2020	8.24	0.31	(0.33)	(0.02)	(0.35)		—	(0.35)	7.87	(0.22)	975,466	0.24	0.52	3.81	36
2019	8.23	0.34	(0.03)	0.31	(0.30)		—	(0.30)	8.24	3.90	1,388,921	0.24	0.52	4.14	26
Core Fixed Income Fund
Class A
2023@	$8.87	$0.19	$(0.26)	$(0.07)	$(0.18)		$—	$(0.18)	$8.62	(0.74)%	$7,174,120	0.12%	0.37%	4.30%	149%
2023	9.39	0.31	(0.52)	(0.21)	(0.31)		—	(0.31)	8.87	(2.16)	7,365,104	0.12	0.37	3.47	321
2022	10.47	0.18	(1.06)	(0.88)	(0.20)		—	(0.20)	9.39	(8.52)	8,516,949	0.12	0.36	1.77	380
2021	10.96	0.19	(0.07)	0.12	(0.22)		(0.39)	(0.61)	10.47	1.00	9,105,850	0.12	0.36	1.73	386
2020	10.35	0.29	0.74	1.03	(0.31)		(0.11)	(0.42)	10.96	10.18	7,475,630	0.12	0.37	2.77	369
2019	10.03	0.33	0.33	0.66	(0.34)		—	(0.34)	10.35	6.72	7,052,345	0.12	0.37	3.26	368
High Yield Bond Fund
Class A
2023@	$7.11	$0.39	$0.02	$0.41	$(0.39)		$—	$(0.39)	$7.13	5.85%	$1,899,922	0.28%	0.56%	10.93%	24%
2023	8.05	0.55	(0.66)	(0.11)	(0.63)		(0.20)	(0.83)	7.11	(1.20)	1,892,537	0.28	0.56	7.40	42
2022	8.84	0.53	(0.78)	(0.25)	(0.54)		—	(0.54)	8.05	(3.09)	2,262,547	0.28	0.56	6.08	50
2021	7.74	0.47	1.25	1.72	(0.52)		(0.10)	(0.62)	8.84	22.88	2,843,123	0.29	0.55	5.61	78
2020	8.65	0.54	(0.84)	(0.30)	(0.54)		(0.07)	(0.61)	7.74	(3.73)	2,300,321	0.29	0.56	6.48	80
2019	8.81	0.55	(0.10)	0.45	(0.55)		(0.06)	(0.61)	8.65	5.32	2,681,510	0.29	0.56	6.31	60

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended November 30, 2023. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.
(2)	Includes a return of capital of $0.06 per share.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS

For the period ended November 30, 2023 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Long Duration Fund
Class A
2023@	$6.19	$0.14	$(0.33)	$(0.19)	$(0.14)	$—	$(0.14)	$5.86	(2.99)%	$641,227	0.14%	0.37%	4.91%	35%
2023	6.87	0.28	(0.68)	(0.40)	(0.28)	—	(0.28)	6.19	(5.82)	592,257	0.14	0.37	4.40	109
2022	8.44	0.26	(1.44)	(1.18)	(0.26)	(0.13)	(0.39)	6.87	(14.66)	709,737	0.14	0.37	3.15	127
2021	9.57	0.28	(0.29)	(0.01)	(0.28)	(0.84)	(1.12)	8.44	(0.79)	1,297,932	0.14	0.37	3.05	105
2020	8.59	0.31	1.41	1.72	(0.31)	(0.43)	(0.74)	9.57	20.85	1,297,733	0.15	0.37	3.46	109
2019	8.17	0.33	0.47	0.80	(0.33)	(0.05)	(0.38)	8.59	10.21	1,427,817	0.15	0.37	4.05	102
Long Duration Credit Fund
Class A
2023@	$8.06	$0.19	$(0.32)	$(0.13)	$(0.19)	$—	$(0.19)	$7.74	(1.59)%	$2,937,823	0.15%	0.37%	4.89%	35%
2023	8.90	0.36	(0.84)	(0.48)	(0.36)	—	(0.36)	8.06	(5.33)	3,081,833	0.15	0.37	4.42	75
2022	11.10	0.35	(1.88)	(1.53)	(0.35)	(0.32)	(0.67)	8.90	(14.73)	2,827,904	0.14	0.37	3.22	85
2021	11.90	0.36	(0.25)	0.11	(0.37)	(0.54)	(0.91)	11.10	0.52	4,548,557	0.14	0.37	3.08	56
2020	10.42	0.39	1.51	1.90	(0.39)	(0.03)	(0.42)	11.90	18.47	4,066,898	0.15	0.37	3.44	74
2019	9.92	0.39	0.51	0.90	(0.39)	(0.01)	(0.40)	10.42	9.50	3,968,559	0.15	0.37	4.03	77
Ultra Short Duration Bond Fund
Class A
2023@	$9.79	$0.23	$0.06	$0.29	$(0.23)	$—	$(0.23)	$9.85	3.03%	$487,283	0.12%	0.22%	4.70%	24%
2023	9.81	0.26	(0.01)	0.25	(0.27)	—	(0.27)	9.79	2.56	333,639	0.12	0.22	2.68	48
2022	10.02	0.08	(0.20)	(0.12)	(0.09)	—	(0.09)	9.81	(1.22)	523,552	0.12	0.22	0.78	55
2021	9.99	0.10	0.04	0.14	(0.11)	—	(0.11)	10.02	1.45	723,281	0.12	0.22	1.01	79
2020	10.00	0.25	(0.01)	0.24	(0.25)	—	(0.25)	9.99	2.45	580,962	0.12	0.22	2.50	81
2019	9.97	0.27	0.04	0.31	(0.28)	—	(0.28)	10.00	3.12	446,319	0.12	0.22	2.74	75
Emerging Markets Debt Fund
Class A
2023@	$8.26	$0.28	$0.21	$0.49	$(0.27)	$—	$(0.27)	$8.48	6.07%	$1,774,058	0.42%	0.78%	6.75%	64%
2023	8.33	0.51	(0.41)	0.10	(0.17)	—	(0.17)	8.26	1.22	1,790,312	0.42	0.95	6.37	82
2022	10.29	0.48	(2.04)	(1.56)	(0.40)	—	(0.40)	8.33	(15.65)	1,973,188	0.41	0.94	5.06	76
2021	9.37	0.48	0.64	1.12	(0.20)	—	(0.20)	10.29	12.04	2,395,679	0.40	0.94	4.72	81
2020	9.66	0.51	(0.46)	0.05	(0.34)	—	(0.34)	9.37	0.28	2,064,146	0.42	0.96	5.25	90
2019	9.66	0.57	(0.41)	0.16	(0.16)	—	(0.16)	9.66	1.63	2,245,266	0.42	0.95	6.11	96
Real Return Fund
Class A
2023@	$9.06	$0.19	$(0.06)	$0.13	$(0.20)	$—	$(0.20)	$8.99	1.47%	$290,418	0.02%	0.29%	4.15%	14%
2023	9.79	0.41	(0.62)	(0.21)	(0.52)	—	(0.52)	9.06	(2.09)	313,023	0.02	0.29	4.48	40
2022	10.23	0.71	(0.50)	0.21	(0.65)	—	(0.65)	9.79	2.06	294,248	0.02	0.29	7.08	36
2021	9.68	0.24	0.45	0.69	(0.14)	—	(0.14)	10.23	7.21	335,816	0.02	0.29	2.41	46
2020	9.60	0.19	0.13	0.32	(0.24)	—	(0.24)	9.68	3.44	297,237	0.02	0.29	1.94	49
2019	9.51	0.20	0.06	0.26	(0.17)	—	(0.17)	9.60	2.83	281,804	0.02	0.29	2.15	40

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended November 30, 2023. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

FINANCIAL HIGHLIGHTS / CONSOLIDATED FINANCIAL HIGHLIGHTS

For the period ended November 30, 2023 (Unaudited) and the years ended May 31,

For a share outstanding throughout each period

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Limited Duration Bond Fund
Class A
2023@	$9.48	$0.20	$(0.01)	$0.19	$(0.20)	$—	$(0.20)	$9.47	2.02%	$2,322,092	0.11%		0.32%	4.26%	134%
2023	9.66	0.26	(0.18)	0.08	(0.26)	—	(0.26)	9.48	0.84	2,024,072	0.11		0.32	2.75	238
2022	10.08	0.10	(0.38)	(0.28)	(0.11)	(0.03)	(0.14)	9.66	(2.81)	1,609,322	0.11		0.32	1.01	195
2021	10.13	0.12	0.08	0.20	(0.14)	(0.11)	(0.25)	10.08	1.89	1,526,502	0.11		0.32	1.22	155
2020	9.96	0.23	0.18	0.41	(0.24)	—	(0.24)	10.13	4.14	1,284,697	0.11		0.32	2.35	146
2019	9.87	0.26	0.09	0.35	(0.26)	—	(0.26)	9.96	3.59	1,533,947	0.11		0.32	2.63	155
Intermediate Duration Credit Fund
Class A
2023@	$8.76	$0.18	$(0.13)	$0.05	$(0.18)	$—	$(0.18)	$8.63	0.65%	$4,112,171	0.15%		0.32%	4.31%	55%
2023	9.24	0.32	(0.48)	(0.16)	(0.32)	—	(0.32)	8.76	(1.72)	4,159,244	0.15		0.32	3.62	136
2022	10.61	0.26	(1.24)	(0.98)	(0.26)	(0.13)	(0.39)	9.24	(9.56)	3,468,050	0.15		0.32	2.49	135
2021	10.88	0.29	(0.03)	0.26	(0.29)	(0.24)	(0.53)	10.61	2.30	3,938,939	0.15		0.32	2.62	103
2020	10.10	0.32	0.78	1.10	(0.32)	—	(0.32)	10.88	10.99	3,323,248	0.15		0.32	3.01	134
2019	9.75	0.32	0.35	0.67	(0.32)	—	(0.32)	10.10	7.00	3,054,258	0.15		0.32	3.25	122
Dynamic Asset Allocation Fund
Class A
2023@	$19.05	$0.22	$1.52	$1.74	$—	$—	$—	$20.79	9.13%	$1,788,536	0.03%		0.67%	2.15%	1%
2023	21.93	0.35	(0.59)	(0.24)	(0.98)	(1.66)	(2.64)	19.05	(0.22)	1,756,309	0.07		0.67	1.79	25
2022	25.07	0.29	0.82	1.11	(1.55)	(2.70)	(4.25)	21.93	3.00	1,883,125	0.08		0.67	1.17	13
2021	19.41	0.30	7.99	8.29	(0.44)	(2.19)	(2.63)	25.07	45.21	2,059,300	0.08		0.66	1.34	17
2020	19.62	0.37	2.02	2.39	(0.61)	(1.99)	(2.60)	19.41	11.85	1,722,704	0.08		0.67	1.83	10
2019	19.83	0.40	(0.27)	0.13	(0.13)	(0.21)	(0.34)	19.62	0.75	2,291,808	0.08		0.67	1.98	5
Multi-Asset Real Return Fund
Class A
2023@	$7.11	$0.18	$0.05	$0.23	$—	$—	$—	$7.34	3.23%	$913,386	1.38	%(2)	1.79%	5.02%	17%
2023	8.61	0.33	(0.81)	(0.48)	(1.02)	—	(1.02)	7.11	(6.04)	801,743	1.03	(2)	1.44	4.19	96
2022	8.21	0.36	0.84	1.20	(0.80)	—	(0.80)	8.61	15.80	784,563	0.41	(2)	0.82	4.32	54
2021	7.36	0.20	0.83	1.03	(0.18)	—	(0.18)	8.21	14.17	711,205	0.43	(2)	0.84	2.58	63
2020	7.78	0.17	(0.42)	(0.25)	(0.17)	—	(0.17)	7.36	(3.38)	754,191	0.88	(3)	1.30	2.26	53
2019	8.06	0.19	(0.20)	(0.01)	(0.27)	—	(0.27)	7.78	0.03	911,520	1.00	(4)	1.43	2.36	22

.

*	Includes Fees Paid Indirectly, if applicable. There was no impact to the expense ratios. See Note 6 in Notes to Financial Statements.
†

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

@	For the six-month period ended November 30, 2023. All ratios for the period have been annualized.
(1)	Per share calculated using average shares.
(2)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.21%.
(3)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.20%.
(4)	The expense ratio includes interest expense on reverse repurchase agreements and dividend expense on securities sold short. Had this expense been excluded, the ratio would have been 0.19%.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2023 (Unaudited)

1. ORGANIZATION

SEI Institutional Investments Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 27 registered funds: Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Opportunistic Income, Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Emerging Markets Debt, Real Return, Limited Duration Bond, Intermediate Duration Credit, Dynamic Asset Allocation and Multi-Asset Real Return (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds with the exception of the Emerging Markets Debt and Multi-Asset Real Return Funds. The Trust is registered to offer Class A shares of all Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment goals, principal strategies and risks.

The DAA Commodity Strategy Subsidiary, Ltd. and the MARR Commodity Strategy Subsidiary, Ltd. (the “Subsidiaries”) are wholly-owned subsidiaries of the Dynamic Asset Allocation and Multi-Asset Real Return Funds, respectively. The Subsidiaries are organized under the laws of the Cayman Islands as an exempt limited company. Information regarding the Dynamic Asset Allocation and Multi-Asset Real Return Funds and their respective subsidiary has been consolidated on the Consolidated Schedule of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows of Multi-Asset Real Return Fund and Consolidated Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together the “Policy”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board. When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.

SEI Institutional Investments Trust

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Policy until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer-specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its Net Asset Value (“NAV”), the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Policy provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”). However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Policy.

The Valuation Designee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Policy, the Committee will determine the value after taking into consideration relevant information reasonably available

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to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

All of the Funds, except the Real Return Fund, hold international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, these Funds will value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.) or quoted prices for identical instruments in inactive markets; and

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include

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Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended November 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income and expense is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Consent fees and amendment income received from Bank Loans is recorded as interest income in the accompanying Statements of Operations.

For Treasury Inflation-Protected Securities, the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to interest in the accompanying Statements of Operations. Such adjustments may have a significant impact on a Fund’s distributions.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash and cash equivalents on the Statement of Assets and Liabilities/Consolidated Statement of Assets and Liabilities and Consolidated Statement of Cash Flows. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Cash Equivalents, as shown on the Schedule of Investments/Consolidated Schedule of Investments, are classified as Investments on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities..

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open repurchase agreements as of November 30, 2023, if applicable.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price.

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Assets are then segregated to cover the requirements to repurchase the assets. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open reverse repurchase agreements as of November 30, 2023, if applicable.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Commodity-Linked Investments — To the extent consistent with its Investment Objective and Strategies, the Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of commodities or commodity indices. The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also invest in equity securities of issuers in commodity-related industries.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned Subsidiary. The Subsidiary, unlike the Fund, may invest to a significant extent directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. A Fund may invest up to 25% of its total assets in its Subsidiary.

In order for a Fund to qualify as a regulated investment company under Subchapter M of the Code, the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from certain commodity-linked derivative instruments in which the Fund invests will not be considered qualifying income. To the extent the Dynamic Asset Allocation and Multi-Asset Real Return Funds invest in such instruments directly, each Fund will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer

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to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open forward foreign currency contracts as of November 30, 2023, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open futures contracts as of November 30, 2023, if applicable.

Master Limited Partnerships — Investments in units of master limited partnerships (“MLPs”) involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit a Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes.

If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to a Fund of distributions from the MLP, likely causing a reduction in the value of a Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on a Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding Master Limited Partnerships, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The Core Fixed Income Fund had options as of November 30, 2023, as disclosed in the Funds’ Schedules of Investments or Consolidated Schedules of Investments.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due

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to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open option/swaption contracts as of November 30, 2023, if applicable.

Securities Sold Short—To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its short sale borrowings, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding securities sold short as of November 30, 2023, if applicable.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to synthetically obtain exposure to securities or baskets of securities and to manage a Fund’s interest rate duration and yield curve exposure. Swap contracts may also be used to mitigate a Fund’s overall level of risk and/or a Fund’s risk to particular types of securities, currencies or market segments. Interest rate swaps may further be used to manage a Fund’s yield spread sensitivity. A Fund may buy swaps in an attempt to manage credit risk where a Fund has credit exposure to an issuer, and a Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared swaps”). Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection

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with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss on the Statements of Operations or Consolidated Statements of Operations. Net payments of interest are recorded as realized gains or losses. Daily changes in valuation of Centrally Cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding open swap agreements as of November 30, 2023, if applicable.

Forward Treasury Commitments — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

A Fund must comply with Rule 18f-4 under the 1940 Act with respect to its delayed delivery transactions, which are considered Derivative Transactions under the Rule. Refer to each Fund’s Schedule of Investments or Consolidated Schedule of Investments for details regarding delayed delivery transactions as of November 30, 2023, if applicable.

Participation Notes (P-Notes) — To the extent consistent with its Investment Objective and Strategies, a Fund may acquire P-Notes issued by participating banks or broker-dealers. P-Notes are participation interest notes that are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note (plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the

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holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded over-the-counter. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. In addition, the Fund will incur transaction costs as a result of investments in P-Notes.

Loan Participations and Brady Bonds — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in Loan Participations. Loan Participations include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. Each Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, a Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, a Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the November 30, 2023 institution selling the participation to the Fund. The interest rate indicated in the Fund’s Schedule of Investments is the rate in effect at November 30, 2023. Pursuant to the terms of certain loan agreements, the Funds may hold unfunded commitments in loan participations which are disclosed on the Statement of Assets and Liabilities. Unfunded commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of Assets and Liabilities. The

Funds disclosed consent fees and amendment income in the Statement of Operations as “Interest income”.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs and CLOs may charge management fees and administrative expenses.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, S&P 500 Index, Extended Market Index, Small Cap, Small Cap II, Small/Mid Cap Equity, U.S. Equity Factor Allocation, U.S. Managed Volatility, Opportunistic Income, Emerging Markets Debt and Real Return Funds; declared daily and paid monthly for the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond and Intermediate Duration Credit Funds; declared and paid at least annually for the Global Managed Volatility, World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity, Limited Duration Bond, Dynamic Asset Allocation and Multi-Asset Real Return Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, with the exception of the World Equity Ex-US, Screened World Equity Ex-US and Real Return Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications

SEI Institutional Investments Trust

including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Restricted Securities — The Funds may invest in private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board. Please refer to the Schedule of Investments for Funds that held Restricted Securities.

Investment in Subsidiary — The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the Dynamic Asset Allocation and Multi-Asset Real Return Funds, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

However, each Fund wholly owns and controls its respective Subsidiary, and the Funds and the Subsidiaries are all managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the applicable Fund or its shareholders. While a Subsidiary has its own Board of Directors (“Board”) that is responsible for overseeing the operations of such Subsidiary, the respective Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the respective Subsidiary, and the Fund’s role as the sole shareholder of such Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the respective Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or its respective Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiaries. If Cayman Islands law changes such that the Subsidiaries must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment return.

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements ("ISDA Master Agreements"). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event were to occur. Those credit default swaps (“CDS”) for which the Fund is providing protection at the balance sheet date are summarized as follows:

Core Fixed Income Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$210,706,600	$—	$210,706,600
Greater than 100	—	—	—	—	—	—
Total	$—	$—	$—	$210,706,600	$—	$210,706,600

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Multi-Asset Real Return Fund Maximum Potential Amount of Future Payments by Contract Term
	0-6 Months	6-12 Months	1-5 Years	5-10 Years	>10 Years	Total
Current credit spread* on underlying (in basis points)
0-400	$—	$—	$—	$—	$—	$—
Greater than 400	—	—	—	—	1,330,344	1,330,344
Total	$—	$—	$—	$—	$1,330,344	$1,330,344

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The credit spread disclosed above for each reference obligation where the Fund is the seller of protection is a representation of the current payment/performance risk of the swap.

4. DERIVATIVE TRANSACTIONS

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments located on the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities as of November 30, 2023 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$195	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$195			$—

SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Large Cap Disciplined Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$17	*	Unrealized depreciation on futures contracts	$—	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	1,413	†
Total derivatives not accounted for as hedging instruments		$17			$1,413
Large Cap Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$195	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$195			$—

S&P 500 Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,737	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$1,737			$—

Extended Market Index Fund
Equity contracts	Unrealized appreciation on futures contracts	$567	*	Unrealized depreciation on futures contracts	$288	*
Total derivatives not accounted for as hedging instruments		$567			$288

Small Cap Fund
Equity contracts	Unrealized appreciation on futures contracts	$99	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$99			$—

Small Cap II Fund
Equity contracts	Unrealized appreciation on futures contracts	$20	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$20			$—

U.S. Equity Factor Allocation Fund
Equity contracts	Unrealized appreciation on futures contracts	$23	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$23			$—

U.S. Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$545	*	Unrealized depreciation on futures contracts	$—
Total derivatives not accounted for as hedging instruments		$545			$—

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Global Managed Volatility Fund
Equity contracts	Unrealized appreciation on futures contracts	$333	*	Unrealized depreciation on futures contracts	$28	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	395		Unrealized loss on forward foreign currency contracts	9,274
Total derivatives not accounted for as hedging instruments		$728			$9,302

World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$1,819	*	Unrealized depreciation on futures contracts	$280	*
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	3,054	†
Total derivatives not accounted for as hedging instruments		$ 1,819			$ 3,334

Screened World Equity Ex-US Fund
Equity contracts	Unrealized appreciation on futures contracts	$ 44	*	Unrealized depreciation on futures contracts	$ 14
	Unrealized appreciation on swap contracts	—	†	Unrealized depreciation on swap contracts	64	†
Total derivatives not accounted for as hedging instruments		$ 44			$ 78

World Select Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$463	*	Unrealized depreciation on futures contracts	$9	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	1,674		Unrealized loss on forward foreign currency contracts	1,529
	Investments, at value**	10		Options and swaptions written, at value	—
Total derivatives not accounted for as hedging instruments		$2,147			$1,538

Emerging Markets Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$32	*	Unrealized depreciation on futures contracts	$—	*
Total derivatives not accounted for as hedging instruments		$32			$—

Opportunistic Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$—	*	Unrealized depreciation on futures contracts	$34	*
Total derivatives not accounted for as hedging instruments		$—			$34

Core Fixed Income Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$7,440	*	Unrealized depreciation on futures contracts	$3,660	*
	Unrealized appreciation on swap contracts	19,438	†	Unrealized depreciation on swap contracts	1,996	†
	Investments, at value**	1,592		Options written, at value	1,010
Credit contracts	Unrealized appreciation on swap contracts	855	†	Unrealized depreciation on swap contracts	—	†

SEI Institutional Investments Trust

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$144		Unrealized loss on forward foreign currency contracts	$124
Total derivatives not accounted for as hedging instruments		$29,469			$6,790

Long Duration Fund
Interest rate contracts	Unrealized appreciation on future contracts	$631	*	Unrealized depreciation on future contracts	$176	*
	Unrealized appreciation on swap contracts	94	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$725			$176

Long Duration Credit Fund
Interest rate contracts	Unrealized appreciation on future contracts	$1,461	*	Unrealized depreciation on future contracts	$355	*
	Unrealized appreciation on swap contracts	148	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$1,609			$355

Ultra Short Duration Bond Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$ 24	*	Unrealized depreciation on futures contracts	$ 43	*
Total derivatives not accounted for as hedging instruments		$ 24			$ 43

Emerging Markets Debt Fund
Interest rate contracts	Unrealized appreciation on swaps contracts	$3,500	†	Unrealized depreciation on swap contracts	$2,636	†
	Unrealized appreciation on future contracts	1,204	*	Unrealized depreciation on future contracts	320	*
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	13,867		Unrealized loss on forward foreign currency contracts	15,949
Credit contracts	Unrealized appreciation on swap contracts	7	†	Unrealized depreciation on swap contracts	—	†
Total derivatives not accounted for as hedging instruments		$18,578			$18,905

Limited Duration Bond Fund
Interest rate contracts	Unrealized appreciation on future contracts	$160	*	Unrealized depreciation on future contracts	$438	*
Total derivatives not accounted for as hedging instruments		$160			$438

Intermediate Duration Credit Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$342	*	Unrealized depreciation on futures contracts	$450	*
Total derivatives not accounted for as hedging instruments		$342			$450

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

	Asset Derivatives			Liability Derivatives
	Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value		Statements of Assets and Liabilities/Consolidated Statement of Assets and Liabilities Location	Fair Value
Dynamic Asset Allocation Fund
Interest rate contracts	Unrealized appreciation on swaps contracts	$34,723	†	Unrealized depreciation on swap contracts	$16,996	†
Commodity contracts	Unrealized appreciation on swap contracts	15,594	†	Unrealized depreciation on swap contracts	5,296	†
Equity contracts	Unrealized appreciation on futures contracts	4,905	*	Unrealized depreciation on futures contracts	—	*
	Investments, at value**	7,806		Options and swaptions written, at value	1,680
Total derivatives not accounted for as hedging instruments		$63,028			$23,972

Multi-Asset Real Return Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$95	*	Unrealized depreciation on futures contracts	$6	*
	Unrealized appreciation on swap contracts	317	†	Unrealized depreciation on swap contracts	15	†
Equity contracts	Unrealized appreciation on futures contracts	—	*	Unrealized depreciation on futures contracts	908	*
Credit contracts	Unrealized appreciation on swaps contracts	59	†	Unrealized depreciation on swaps contracts	215	†
Commodity contracts	Unrealized appreciation on futures contracts	4,912	*	Unrealized depreciation on futures contracts	5,770	*
	Investments, at value**	54		Options and swaptions written, at value	27
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	63
Total derivatives not accounted for as hedging instruments		$5,437			$7,004

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities.

** Includes purchased options and/or swaptions.

† Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments or Consolidated Schedule of Investments. Market Value is reported within the Statements of Assets and Liabilities or Consolidated Statements of Assets and Liabilities for swap contracts that have paid premiums.

^ Balance less than $500.

The effect of derivative instruments on the Statements of Operations or Consolidated Statements of Operations for the period ended November 30, 2023.

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Large Cap Fund	$		$		$		$		$		$
Equity contracts		—		—		458		—		—		458
Total		$—		$—		$458		$—		$—		$458

Large Cap Disciplined Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		1,438		—		14,525		15,963
Total		$—		$—		$1,438		$—		$14,525		$15,963

Large Cap Index Fund	$		$		$		$		$		$
Equity contracts		—		—		311		—		—		311
Total		$—		$—		$311		$—		$—		$311

SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
S&P 500 Index Fund	$		$		$		$		$		$
Equity contracts		—		—		3,139		—		—		3,139
Total		$—		$—		$3,139		$—		$—		$3,139

Extended Market Index Fund	$		$		$		$		$		$
Equity contracts		—		—		(1,699)		—		—		(1,699)
Total		$—		$—		$(1,699)		$—		$—		$(1,699)

Small Cap Fund	$		$		$		$		$		$
Equity contracts		—		—		(58)		—		—		(58)
Total		$—		$—		$(58)		$—		$—		$(58)

Small Cap II Fund	$		$		$		$		$		$
Equity contracts		—		—		287		—		—		287
Total		$—		$—		$287		$—		$—		$287

Small/Mid Cap Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		258		—		—		258
Total		$—		$—		$258		$—		$—		$258

U.S. Equity Factor Allocation Fund	$		$		$		$		$		$
Equity contracts		—		—		180		—		—		180
Total		$—		$—		$180		$—		$—		$180

U.S. Managed Volatility Fund	$		$		$		$		$		$
Foreign exchange contracts		—		—		—		14		—		14
Equity contracts		—		—		1,116		—		—		1,116
Total		$—		$—		$1,116		$14		$—		$1,130

Global Managed Volatility Fund	$		$		$		$		$		$
Foreign exchange contracts		—		—		—		15,292		—		15,292
Equity contracts		—		—		(48)		—		—		(48)
Total		$—		$—		$(48)		$15,292		$—		$15,244

World Equity Ex-US Fund	$		$		$		$		$		$
Foreign exchange contracts		—		—		—		389		—		389
Equity contracts		—		—		6,139		—		(2,037)		4,102
Total		$—		$—		$6,139		$389		$(2,037)		$4,491

Screened World Equity Ex-US Fund	$		$		$		$		$		$
Foreign exchange contracts		—		—		—		6		—		6
Equity contracts		—		—		65		—		(56)		9
Total		$—		$—		$65		$6		$(56)		$15

World Select Equity Fund	$		$		$		$		$		$
Foreign exchange contracts		(99)		—		—		246		—		147
Equity contracts		—		—		512		—		—		512
Total		$(99)		$—		$512		$246		$—		$659

Emerging Markets Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		(849)		—		—		(849)
Total		$—		$—		$(849)		$—		$—		$(849)

Opportunistic Income Fund	$		$		$		$		$		$
Interest rate contracts		—		—		265		—		—		265
Total		$—		$—		$265		$—		$—		$265

Core Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		(6,802)		7,655		(36,426)		—		9,258		(26,315)
Foreign exchange contracts		—		—		—		(103)		—		(103)
Credit contracts		—		—		—		—		3,185		3,185
Total		$(6,802)		$7,655		$(36,426)		$(103)		$12,443		$(23,233)

High Yield Bond Fund	$		$		$		$		$		$
Foreign exchange contracts		—		—		—		36		—		36
Total		$—		$—		$—		$36		$—		$36

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Long Duration Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(3,549)		—		180		(3,369)
Total		$—		$—		$(3,549)		$—		$180		$(3,369)

Long Duration Credit Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(7,910)		—		283		(7,627)
Total		$—		$—		$(7,910)		$—		$283		$(7,627)

Ultra Short Duration Bond Fund	$		$		$		$		$		$
Interest rate contracts		—		—		296		—		—		296
Total		$—		$—		$296		$—		$—		$296

Emerging Markets Debt Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(4,442)		—		(2,926)		(7,368)
Foreign exchange contracts		—		—		—		8,948		—		8,948
Credit contracts		—		—		—		—		(704)		(704)
Total		$—		$—		$(4,442)		$8,948		$(3,630)		$876

Limited Duration Bond Fund	$		$		$		$		$		$
Interest rate contracts		—		—		2,811		—		—		2,811
Total		$—		$—		$2,811		$—		$—		$2,811

Intermediate Duration Credit Fund	$		$		$		$		$		$
Interest rate contracts		—		—		1,311		—		—		1,311
Total		$—		$—		$1,311		$—		$—		$1,311

Dynamic Asset Allocation Fund	$		$		$		$		$		$
Interest rate contracts		—		—		—		—		(3,586)		(3,586)
Foreign exchange contracts		(2,080)		—		—		—		—		(2,080)
Equity contracts		(2,571)		1,466		15,619		—		—		14,514
Commodity contracts		—		—		—		—		(31,462)		(31,462)
Total		$(4,651)		$1,466		$15,619		$—		$(35,048)		$(22,614)

Multi-Asset Real Return Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(1,635)		—		517		(1,118)
Foreign exchange contracts		—		—		—		111		—		111
Credit contracts		—		—		—		—		(573)		(573)
Equity contracts		(71)		52		(3,260)		—		—		(3,279)
Commodity contracts		—		—		1,873		—		—		1,873
Total		$(71)		$52		$(3,022)		$111		$(56)		$(2,986)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Large Cap Fund	$		$		$		$		$		$
Equity contracts		—		—		100		—		—		100
Total		$—		$—		$100		$—		$–		$100

Large Cap Disciplined Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		(126)		—		(4,525)		(4,651)
Total		$—		$—		$(126)		$—		$(4,525)		$(4,651)

Large Cap Index Fund	$		$		$		$		$		$
Equity contracts		—		—		(46)		—		—		(46)
Total		$—		$—		$(46)		$—		$–		$(46)

S&P 500 Index Fund	$		$		$		$		$		$
Equity contracts		—		—		(260)		—		—		(260)
Total		$—		$—		$(260)		$—		$–		$(260)

Extended Market Index Fund	$		$		$		$		$		$
Equity contracts		—		—		528		—		—		528
Total		$—		$—		$528		$—		$–		$528

SEI Institutional Investments Trust

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Small Cap Fund	$		$		$		$		$		$
Equity contracts		—		—		99		—		—		99
Total		$—		$—		$99		$—		$–		$99

Small Cap II Fund	$		$		$		$		$		$
Equity contracts		—		—		(115)		—		—		(115)
Total		$—		$—		$(115)		$—		$–		$(115)

U.S. Equity Factor Allocation Fund	$		$		$		$		$		$
Equity contracts		—		—		(18)		—		—		(18)
Total		$—		$—		$(18)		$—		$–		$(18)

U.S. Managed Volatility Fund	$		$		$		$		$		$
Equity contracts		—		—		948		—		—		948
Total		$—		$—		$948		$—		$–		$948

Global Managed Volatility Fund	$		$		$		$		$		$
Foreign exchange contracts		—		—		—		(12,451)		—		(12,451)
Equity contracts		—		—		259		—		—		259
Total		$—		$—		$259		$(12,451)		$–		$(12,192)

World Equity Ex-US Fund	$		$		$		$		$		$
Equity contracts		—		—		3,605		—		(2,138)		1,467
Total		$—		$—		$3,605		$—		$(2,138)		$1,467

Screened World Equity Ex-US Fund	$		$		$		$		$		$
Equity contracts		—		—		49		—		(152)		(103)
Total		$—		$—		$49		$—		$(152)		$(103)

World Select Equity Fund	$		$		$		$		$		$
Foreign exchange contracts		(106)		—		—		167		—		61
Equity contracts		—		—		453		—		—		453
Total		$(106)		$—		$453		$167		$–		$514

Emerging Markets Equity Fund	$		$		$		$		$		$
Equity contracts		—		—		466		—		—		466
Total		$—		$—		$466		$—		$–		$466

Opportunistic Income Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(40)		—		—		(40)
Total		$—		$—		$(40)		$—		$–		$(40)

Core Fixed Income Fund	$		$		$		$		$		$
Interest rate contracts		165		(24)		2,901		—		165		3,207
Foreign exchange contracts		—		—		894		104		—		998
Credit contracts		—		—		—		—		(443)		(443)
Total		$165		$(24)		$3,795		$104		$(278)		$3,762

High Yield Bond Fund	$		$		$		$		$		$
Foreign exchange contracts		—		—		—		(19)		—		(19)
Total		$—		$—		$—		$(19)		$–		$(19)

Long Duration Fund	$		$		$		$		$		$
Interest rate contracts		—		—		198		—		53		251
Total		$—		$—		$198		$—		$53		$251

Long Duration Credit Fund	$		$		$		$		$		$
Interest rate contracts		—		—		1,123		—		84		1,207
Total		$—		$—		$1,123		$—		$84		$1,207

Ultra Short Duration Bond Fund	$		$		$		$		$		$
Interest rate contracts		—		—		(15)		—		—		(15)
Total		$—		$—		$(15)		$—		$–		$(15)

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions		Written Options and Swaptions		Futures		Forward Currency Contracts		Swaps		Total
Emerging Markets Debt Fund	$		$		$		$		$		$
Interest rate contracts		—		—		2,512		—		2,723		5,235
Foreign exchange contracts		—		—		—		(4,743)		—		(4,743)
Credit contracts		—		—		—		—		39		39
Total		$—		$—		$2,512		$(4,743)		$2,762		$531

Limited Duration Bond Fund	$		$		$		$		$		$
Interest rate contracts		—		—		61		—		—		61
Total		$—		$—		$61		$—		$–		$61

Intermediate Duration Credit Fund	$		$		$		$		$		$
Interest rate contracts		—		—		412		—		—		412
Total		$—		$—		$412		$—		$–		$412

Dynamic Asset Allocation Fund	$		$		$		$		$		$
Interest rate contracts		—		—		—		—		19,111		19,111
Equity contracts		(3,828)		2,077		(2,342)		—		—		(4,093)
Commodity contracts		—		—		—		—		18,558		18,558
Total		$(3,828)		$2,077		$(2,342)		$—		$37,669		$33,576

Multi-Asset Real Return Fund	$		$		$		$		$		$
Interest rate contracts		—		—		387		—		1,511		1,898
Foreign exchange contracts		—		—		—		(133)		—		(133)
Credit contracts		—		—		—		—		425		425
Equity contracts		(65)		42		1,073		—		—		1,050
Commodity contracts		—		—		7,991		—		—		7,991
Total		$(65)		$42		$9,451		$(133)		$1,936		$11,231

The following table discloses the average quarterly balances of the Funds' derivative activity during the period ended November 30, 2023 ($ Thousands):

	Large Cap Fund	Large Cap Disciplined Equity Fund	Large Cap Index Fund	S&P 500 Index Fund	Extended Market Index Fund
Futures Contracts:
Average Notional Balance Long	$8,737	$5,875	$38,974	$96,718	$10,084
Total Return Swaps
Average Notional Balance Long	–	45,047	–	–	–
Average Notional Balance Short	–	–	–	–	–

	Small Cap Fund	Small Cap II Fund	U.S. Equity Factor Allocation Fund	U.S. Managed Volatility Fund
Futures Contracts:
Average Notional Balance Long	$1,219	$307	$5,941	$17,934

	Global Managed Volatility Fund	World Equity Ex-US Fund	Screened World Equity Ex-US Fund	World Select Equity Fund
Futures Contracts:
Average Notional Balance Long	$22,618	$57,206	$1,820	$25,525
Average Notional Balance Short	–	–	–	14,484
Forward Foreign Currency Contracts:
Average Notional Balance Long	444,278	647	–	142,996
Average Notional Balance Short	447,810	653	–	142,932
Total Return Swaps
Average Notional Balance Long	–	5,082	–	–
Average Notional Balance Short	–	2,393	338	–
Options/Swaptions:
Average Notional Balance Long†	–	–	–	51

SEI Institutional Investments Trust

	Emerging Markets Equity Fund	Opportunistic Income Fund	Core Fixed Income Fund	High Yield Bond Fund
Futures Contracts:
Average Notional Balance Long	$17,591	$–	$1,455,076	$–
Average Notional Balance Short	–	7,655	780,111	–
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	11,180	755
Average Notional Balance Short	–	–	11,234	751
Credit Default Swaps:
Average Notional Balance Sell Protection	–	–	214,930	–
Interest Rate Swaps
Average Notional Balance	–	–	465,281	–
Options/Swaptions:
Average Notional Balance Long†	–	–	1,547	–
Average Notional Balance Short†	–	–	2,005	–

	Long Duration Fund	Long Duration Credit Fund	Ultra Short Duration Bond Fund	Emerging Markets Debt Fund
Futures Contracts:
Average Notional Balance Long	$89,265	$278,838	$6,917	$127,037
Average Notional Balance Short	36,708	79,260	6,990	38,865
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	1,522,489
Average Notional Balance Short	–	–	–	1,522,396
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	24,152
Interest Rate Swaps
Average Notional Balance	1,836	2,882	–	381,982

	Limited Duration Bond Fund	Intermediate Duration Credit Fund	Dynamic Asset Allocation Fund	Multi-Asset Real Return Fund
Futures Contracts:
Average Notional Balance Long	$62,236	$142,091	$186,793	$36,898
Average Notional Balance Short	76,383	77,606	–	60,375
Forward Foreign Currency Contracts:
Average Notional Balance Long	–	–	–	2,425
Average Notional Balance Short	–	–	–	2,411
Credit Default Swaps:
Average Notional Balance Buy Protection	–	–	–	17,500
Average Notional Balance Sell Protection	–	–	–	18,219
Total Return Swaps
Average Notional Balance Long	–	–	346,239	–
Average Notional Balance Short	–	–	–	–
Interest Rate Swaps
Average Notional Balance	–	–	5,397,379	59,848
Options/Swaptions:
Average Notional Balance Long†	–	–	12,885	104
Average Notional Balance Short†	–	–	3,578	43

† Represents cost.

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities/Consolidated Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer Account Agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives. Refer to each Fund’s Statement of Assets and Liabilities or Consolidated Statement of Assets and Liabilities for market value, variation margin, and collateral of exchange-traded or centrally cleared financial derivative instruments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by derivative type of the market value of OTC financial derivative instruments and collateral (received) pledged as of November 30, 2023 ($ Thousands):

	Financial Derivative Assets				Financial Derivative Liabilities
Large Cap Disciplined Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Bank of America Merrill Lynch	$—	$—	$—	$—	$—	$—	$1,413	$—	$1,413	$(1,413)	$—	$(1,413)
Total Over the Counter	$—	$—	$—	$—	$—	$—	$1,413	$—	$1,413

SEI Institutional Investments Trust

	Financial Derivative Assets				Financial Derivative Liabilities
Global Managed Volatility Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$—	$—	$—	$—	$2,037	$—	$—	$—	$2,037	$(2,037)	$—	$(2,037)
BNP Paribas	—	—	—	—	789	—	—	—	789	(789)	—	(789)
Brown Brothers Harriman	395	—	—	395	228	—	—	—	228	167	—	167
Standard Chartered	—	—	—	—	1,617	—	—	—	1,617	(1,617)	—	(1,617)
Westpac Banking	—	—	—	—	4,603	—	—	—	4,603	(4,603)	—	(4,603)
Total Over the Counter	$395	$—	$—	$395	$9,274	$—	$—	$—	$9,274

	Financial Derivative Assets				Financial Derivative Liabilities
World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$—	$—	$—	$—	$3,054	$—	$3,054	$(3,054)	$—	$(3,054)
Total Over the Counter	$—	$—	$—	$—	$—	$—	$3,054	$—	$3,054

	Financial Derivative Assets				Financial Derivative Liabilities
Screened World Equity Ex-US Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Morgan Stanley	$—	$—	$—	$—	$—	$—	$64	$—	$64	$(64)	$—	$(64)
Total Over the Counter	$—	$—	$—	$—	$—	$—	$64	$—	$64

	Financial Derivative Assets				Financial Derivative Liabilities
World Select Equity Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$326	$—	$—	$326	$184	$—	$—	$—	$184	$142	$—	$142
BNP Paribas	283	—	—	283	80	—	—	—	80	203	—	203
Brown Brothers Harriman	67	—	—	67	59	—	—	—	59	8	—	8
Standard Chartered	513	—	—	513	431	—	—	—	431	82	—	82
Westpac Banking	485	—	—	485	775	—	—	—	775	(290)	—	(290)
Total Over the Counter	$1,674	$—	$—	$1,674	$1,529	$—	$—	$—	$1,529

	Financial Derivative Assets				Financial Derivative Liabilities
Core Fixed Income Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
BNP Paribas	$121	$—	$—	$121	$69	$—	$—	$—	$69	$52	$—	$52
Citigroup	—	—	—	—	28	—	—	—	28	(28)	—	(28)
Goldman Sachs	23	—	—	23	—	—	—	—	—	23	—	23
Morgan Stanley	—	—	—	—	27	—	—	—	27	(27)	—	(27)
Total Over the Counter	$144	$—	$—	$144	$124	$—	$—	$—	$124

	Financial Derivative Assets				Financial Derivative Liabilities
High Yield Bond Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Barclays PLC	$—	$—	$—	$—	$—	$—	$19	$—	$19	$(19)	$—	$(19)
Total Over the Counter	$—	$—	$—	$—	$—	$—	$19	$—	$19

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

	Financial Derivative Assets				Financial Derivative Liabilities
Emerging Markets Debt Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
ABSA Bank	$—	$—	$7	$7	$—	$—	$—	$—	$—	$7	$—	$7
Barclays PLC	1,604	—	—	1,604	1,180	—	—	—	1,180	424	—	424
BNP Paribas	147	—	—	147	49	—	—	—	49	98	—	98
Citibank	—	—	42	42	—	—	58	—	58	(16)	—	(16)
Citigroup	2,969	—	—	2,969	3,808	—	—	—	3,808	(839)	—	(839)
Deutsche Bank	70	—	—	70	43	—	—	—	43	27	—	27
Goldman Sachs	2,355	—	47	2,402	2,426	—	522	—	2,948	(546)	—	(546)
JPMorgan Chase Bank	3,015	—	78	3,093	3,960	—	214	—	4,174	(1,081)	—	(1,081)
Merrill Lynch	379	—	73	452	90	—	—	—	90	362	—	362
Midland Walwyn Capital Inc.	300	—	—	300	260	—	—	—	260	40	—	40
Morgan Stanley	738	—	—	738	570	—	—	—	570	168	—	168
SCB Securities	66	—	—	66	68	—	—	—	68	(2)	—	(2)
Standard Bank	1,917	—	—	1,917	3,065	—	—	—	3,065	(1,148)	—	(1,148)
Standard Chartered	—	—	12	12	—	—	—	—	—	12	—	12
State Street	307	—	—	307	210	—	—	—	210	97	—	97
U.S. Bancorp	—	—	—	—	220	—	—	—	220	(220)	—	(220)
Total Over the Counter	$13,867	$—	$259	$14,126	$15,949	$—	$794	$—	$16,743

	Financial Derivative Assets				Financial Derivative Liabilities
Dynamic Asset Allocation Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Goldman Sachs	$—	$—	$15,594	$15,594	$—	$—	$5,296	$—	$5,296	$10,298	$—	$10,298
Total Over the Counter	$—	$—	$15,594	$15,594	$—	$—	$5,296	$—	$5,296

	Financial Derivative Assets				Financial Derivative Liabilities
Multi-Asset Real Return Fund	Forward Foreign Currency Contracts	Purchased Options and Swaptions	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options and Swaptions	Swap Agreements	Reverse Repurchase Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received) Pledged(1)	Net Exposures(2)
Citibank	$—	$—	$—	$—	$—	$—	$18	$—	$18	$(18)	$—	$(18)
Credit Suisse	—	—	—	—	—	—	32	—	32	(32)	—	(32)
Deutsche Bank	—	—	—	—	—	—	26	—	26	(26)	—	(26)
Goldman Sachs	—	—	—	—	—	—	99	—	99	(99)	—	(99)
HSBC	—	—	—	—	—	—	—	164,819	164,819	(164,819)	—	(164,819)
Morgan Stanley	—	—	—	—	63	—	—	—	63	(63)	—	(63)
Total Over the Counter	$—	$—	$—	$—	$63	$—	$175	$164,819	$165,057

(1) Excess collateral pledged is not shown for financial reporting purposes.

(2) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

5. BASIS FOR CONSOLIDATION FOR THE DYNAMIC ASSET ALLOCATION AND MULTI-ASSET REAL RETURN FUNDS

The Consolidated Schedules of Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and the Consolidated Financial Highlights of the Dynamic Asset Allocation and Multi-Asset Real Return Funds include the accounts of their respective Subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation for the Funds. The Subsidiaries have a fiscal year end of May 31 for financial statement consolidation purposes and a nonconforming tax year end of April 30.

The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (“IRC”). The Subsidiaries taxable income is included in the calculation of the Funds’ taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or carried forward to future periods.

SEI Institutional Investments Trust

The Dynamic Asset Allocation and Multi-Asset Real Return Funds may invest up to 25% of their total assets in their respective Subsidiary.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	Inception Date of Subsidiary	Subsidiary Net Assets at November 30, 2023 ($ Thousands)	% of Total Net Assets at November 30, 2023
DAA Commodity Strategy
Subsidiary, Ltd.	January 28, 2014	$260,056	14.5%

MARR Commodity Strategy
Subsidiary, Ltd.	June 27, 2013	$177,032	19.4%

6. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides certain administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the period ended November 30, 2023, the Administrator has voluntarily agreed to waive all of its fees. The Funds’ Administrator may discontinue all or part of these voluntary waivers at any time.

SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC plans to voluntarily waive a portion of its fees in order to keep investment advisory fees at a specified level. The Funds’ Adviser may discontinue all or part of these voluntary waivers at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Investment Advisory Fees After Fee Waivers
Large Cap Fund	0.40%	0.16%
Large Cap Disciplined Equity Fund	0.40	0.16
Large Cap Index Fund	0.05	0.01
S&P 500 Index Fund	0.03	0.01
Extended Market Index Fund	0.12	0.03
Small Cap Fund	0.65	0.42
Small Cap II Fund	0.65	0.41
Small/Mid Cap Equity Fund	0.65	0.39
U.S. Equity Factor Allocation Fund	0.25	0.00
U.S. Managed Volatility Fund	0.65	0.18
Global Managed Volatility Fund	0.65	0.22

	Advisory Fees	Investment Advisory Fees After Fee Waivers
World Equity Ex-US Fund	0.55	0.25
Screened World Equity Ex-US Fund	0.65	0.22
World Select Equity Fund	0.55	0.29
Emerging Markets Equity Fund(1)	0.85	0.52
Opportunistic Income Fund	0.45	0.23
Core Fixed Income Fund	0.30	0.10
High Yield Bond Fund	0.4875	0.26
Long Duration Fund	0.30	0.12
Long Duration Credit Fund	0.30	0.12
Ultra Short Duration Bond Fund	0.15	0.10
Emerging Markets Debt Fund(2)	0.65	0.37
Real Return Fund	0.22	0.00
Limited Duration Bond Fund	0.25	0.09
Intermediate Duration Credit Fund	0.25	0.13
Dynamic Asset Allocation Fund	0.60	0.01
Multi-Asset Real Return Fund	0.55	0.19

(1) Prior to July 1, 2023, the advisory fee for the Emerging Markets Equity Fund (the “Fund”) was 1.05%. Prior to July 1, 2023, SIMC contractually agreed to waive its advisory fee as necessary to keep the advisory fees paid by the Fund during the fiscal year from exceeding 0.95%. The agreement was terminated with the consent of the Board of Trustees.

(2) Prior to July 1, 2023, the advisory fee for the Emerging Markets Debt Fund was 0.85%.

As of November 30, 2023, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser

Large Cap Fund

Acadian Asset Management LLC

Copeland Capital Management, LLC

Cullen Capital Management LLC

Fred Alger Management, LLC

LSV Asset Management*

Mar Vista Investment Partners, LLC

Large Cap Disciplined Equity Fund

Acadian Asset Management LLC

Ceredex Value Advisors, LLC

Coho Partners, Ltd.

Copeland Capital Management, LLC

Mackenzie Investments Corporation

Large Cap Index Fund

SSGA Funds Management, Inc.

S&P 500 Index Fund

SSGA Funds Management, Inc.

Extended Market Index Fund

SSGA Funds Management, Inc.

Small Cap Fund

Axiom Investors LLC

EAM Investors, LLC

Los Angeles Capital Management LLC

LSV Asset Management*

Martingale Asset Management, L.P.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

Small Cap II Fund

ArrowMark Colorado Holdings, LLC

Copeland Capital Management, LLC

EAM Investors, LLC

Easterly Investment Partners LLC

Leeward Investments, LLC

Los Angeles Capital Management, LLC

Small/Mid Cap Equity Fund

ArrowMark Colorado Holdings, LLC

Axiom Investors LLC

Cardinal Capital Management, L.L.C.

Copeland Capital Management, LLC

Jackson Creek Investment Advisors LLC

LSV Asset Management*

U.S. Managed Volatility Fund

Allspring Global Investments, LLC

LSV Asset Management*

Global Managed Volatility Fund

Acadian Asset Management, LLC

Allspring Global Investments, LLC

LSV Asset Management*

World Equity Ex-US Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust

Jupiter Asset Management Ltd.

Lazard Asset Management LLC

Pzena Investment Management, LLC

Screened World Equity Ex-US Fund

Acadian Asset Management LLC

Allspring Global Investments, LLC

Lazard Asset Management LLC

World Select Equity Fund

Jupiter Asset Management, Ltd.

Lazard Asset Management LLC

LSV Asset Management*

Poplar Forest Capital LLC

Rhicon Currency Management Pte Ltd.

StonePine Asset Management, Inc.

Towle & Co.

Emerging Markets Equity Fund

Causeway Capital Management LLC

JOHCM (USA) Inc.

KBI Global Investors (North America) Ltd.

Robeco Institutional Asset Management US Inc.

RWC Asset Advisers (US) LLC

WCM Investment Management, LLC

Opportunistic Income Fund

Ares Capital Management II, LLC

Manulife Investment Management (US) LLC

Wellington Management Company, LLP

Core Fixed Income Fund

Allspring Global Investments, LLC

Jennison Associates LLC

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Western Asset Management Company, LLC

Western Asset Management Company Limited

High Yield Bond Fund

Ares Capital Management II, LLC

Benefit Street Partners, LLC

Brigade Capital Management, LP

J.P. Morgan Investment Management, Inc.

T. Rowe Price Associates, Inc.

Long Duration Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

Metropolitan West Asset Management, LLC

Long Duration Credit Fund

Income Research & Management

Jennison Associates LLC

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Ultra Short Duration Bond Fund

MetLife Investment Management, LLC

Wellington Management Company, LLP

Emerging Markets Debt Fund

Colchester Global Investors Limited

Grantham, Mayo, van Otterloo & Co. LLC

Marathon Asset Management, L.P.

Ninety One UK Limited

Neuberger Berman Investment Advisers, LLC

Limited Duration Bond Fund

MetLife Investment Management, LLC

Metropolitan West Asset Management, LLC

Intermediate Duration Credit Fund

Income Research & Management

Legal & General Investment Management America, Inc.

MetLife Investment Management, LLC

Dynamic Asset Allocation Fund

SSGA Funds Management, Inc.

Multi-Asset Real Return Fund

AllianceBernstein L.P.

Columbia Management Investment Advisers, LLC

Credit Suisse Asset Management, LLC

Franklin Advisers, Inc.

* Affiliated

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a Distribution Agreement with the Trust.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with Securities and

SEI Institutional Investments Trust

Exchange Commission (“SEC”) rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers and/or Directors of the Distributor, the Adviser and/or the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Distributor or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap, Small/Mid Cap Equity, Global Managed Volatility, U.S. Managed Volatility and World Select Equity Funds. For this service, LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2023, were as follows ($ Thousands):

Large Cap Fund	$99
Small Cap Fund	146
Small/Mid Cap Equity Fund	432
U.S. Managed Volatility Fund	475
Global Managed Volatility Fund	1,134
World Select Equity Fund	16

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations or Consolidated Statement of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended November 30,

2023, can be found on the Financial Highlights or Consolidated Financial Highlights.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust (“SDIT”) Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

A Fund may purchase companies with which it is affiliated to the extent these companies are represented in its benchmark index.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“The Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in The Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula annually reviewed by the SEI Funds’ Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

As of and during the period ended November 30, 2023, the Trust did not participate in the program.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

7. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Funds were as follows (Thousands):

	Large Cap Fund		Large Cap Disciplined Equity Fund		Large Cap Index Fund		S&P 500 Index Fund
	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023
Class A:
Shares Issued	751	3,169	2,071	19,785	210	771	12,305	21,321
Shares Issued in Lieu of Dividends and Distributions	451	6,188	627	7,268	62	1,336	1,689	21,700
Shares Redeemed	(3,077)	(7,272)	(24,626)	(33,032)	(1,261)	(2,246)	(28,264)	(63,817)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(1,875)	2,085	(21,928)	(5,979)	(989)	(139)	(14,270)	(20,796)

	Extended Market Index Fund		Small Cap Fund		Small Cap II Fund		Small/Mid Cap Equity Fund
	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023
Class A:
Shares Issued	4,331	9,417	1,037	2,124	676	2,445	2,232	14,876
Shares Issued in Lieu of Dividends and Distributions	495	3,657	77	1,411	123	1,108	536	6,732
Shares Redeemed	(9,051)	(23,745)	(723)	(2,110)	(1,176)	(8,456)	(8,316)	(25,159)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(4,225)	(10,671)	391	1,425	(377)	(4,903)	(5,548)	(3,551)

	U.S. Equity Factor Allocation Fund		U.S. Managed Volatility Fund		Global Managed Volatility Fund		World Equity Ex-US Fund
	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023
Class A:
Shares Issued	10,673	77,996	2,959	11,046	20,127	39,890	22,291	76,709
Shares Issued in Lieu of Dividends and Distributions	769	8,669	791	8,165	—	21,291	—	34,848
Shares Redeemed	(7,819)	(69,770)	(12,514)	(17,181)	(38,326)	(68,707)	(58,432)	(172,989)
Total Increase (Decrease) in Shares Derived from Class A Transactions	3,623	16,895	(8,764)	2,030	(18,199)	(7,526)	(36,141)	(61,432)

	Screened World Equity Ex-US Fund		World Select Equity Fund		Emerging Markets Equity Fund		Opportunistic Income Fund
	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023
Class A:
Shares Issued	250	920	1,079	419	2,057	18,111	3,624	12,894
Shares Issued in Lieu of Dividends and Distributions	—	589	—	2,253	—	5,805	2,160	3,431
Shares Redeemed	(1,110)	(1,641)	(825)	(2,416)	(11,602)	(32,000)	(14,238)	(32,807)
Total Increase (Decrease) in Shares Derived from Class A Transactions	(860)	(132)	254	256	(9,545)	(8,084)	(8,454)	(16,482)

SEI Institutional Investments Trust

	Core Fixed Income Fund		High Yield Bond Fund		Long Duration Fund		Long Duration Credit Fund
	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023
Class A:
Shares Issued	60,022	85,936	8,982	26,919	13,653	15,213	39,751	153,275
Shares Issued in Lieu of Dividends and Distributions	16,457	28,944	13,724	29,195	2,482	4,405	9,304	15,418
Shares Redeemed	(73,775)	(192,050)	(22,589)	(71,000)	(2,403)	(27,311)	(51,747)	(104,356)
Total Increase (Decrease) in Shares Derived from Class A Transactions	2,704	(77,170)	117	(14,886)	13,732	(7,693)	(2,692)	64,337

	Ultra Short Duration Bond Fund		Emerging Markets Debt Fund		Real Return Fund		Limited Duration Bond Fund
	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023
Class A:
Shares Issued	20,581	13,389	6,932	28,807	1,180	8,200	45,559	82,462
Shares Issued in Lieu of Dividends and Distributions	1,135	1,055	6,648	4,411	747	1,730	4,817	4,939
Shares Redeemed	(6,303)	(33,736)	(21,220)	(53,154)	(4,165)	(5,444)	(18,602)	(40,524)
Total Increase (Decrease) in Shares Derived from Class A Transactions	15,413	(19,292)	(7,640)	(19,936)	(2,238)	4,486	31,774	46,877

	Intermediate Duration Credit Fund		Dynamic Asset Allocation Fund		Multi-Asset Real Return Fund
	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023	6/1/2023 to 11/30/2023 (Unaudited)	6/1/2022 to 5/31/2023
Class A:
Shares Issued	34,181	166,371	1,779	24,171	18,017	31,268
Shares Issued in Lieu of Dividends and Distributions	10,225	15,064	—	11,479	—	11,568
Shares Redeemed	(42,425)	(82,312)	(7,935)	(29,322)	(6,396)	(21,157)
Total Increase (Decrease) in Shares Derived from Class A Transactions	1,981	99,123	(6,156)	6,328	11,621	21,679

8. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2023, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$259,893	$259,893
Sales	—	283,313	283,313
Large Cap Disciplined Equity Fund
Purchases	—	634,234	634,234
Sales	—	756,731	756,731
Large Cap Index Fund
Purchases	—	49,285	49,285
Sales	—	268,835	268,835
S&P 500 Index Fund
Purchases	—	186,041	186,041
Sales	—	522,212	522,212
Extended Market Index Fund
Purchases	—	262,894	262,894
Sales	—	361,907	361,907
Small Cap Fund
Purchases	—	127,781	127,781
Sales	—	125,977	125,977

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Small Cap II Fund
Purchases	$—	$128,576	$128,576
Sales	—	131,560	131,560
Small/Mid Cap Equity Fund
Purchases	—	275,549	275,549
Sales	—	324,359	324,359
U.S. Equity Factor Allocation Fund
Purchases	—	279,732	279,732
Sales	—	232,747	232,747
U.S. Managed Volatility Fund
Purchases	—	217,441	217,441
Sales	—	314,471	314,471
Global Managed Volatility Fund
Purchases	—	616,796	616,796
Sales	—	769,555	769,555
World Equity Ex-US Fund
Purchases	—	3,138,042	3,138,042
Sales	—	3,421,092	3,421,092
Screened World Equity Ex-US Fund
Purchases	—	65,295	65,295
Sales	—	70,638	70,638
World Select Equity Fund
Purchases	—	141,956	141,956
Sales	—	139,202	139,202

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Emerging Markets Equity Fund
Purchases	$—	$323,170	$323,170
Sales	—	390,201	390,201
Opportunistic Income Fund
Purchases	8,093	53,320	61,413
Sales	10,460	88,029	98,489
Core Fixed Income Fund
Purchases	10,220,000	770,225	10,990,225
Sales	9,843,581	1,173,180	11,016,761
High Yield Bond Fund
Purchases	1,933	357,448	359,381
Sales	—	477,830	477,830
Long Duration Fund
Purchases	225,391	64,336	289,727
Sales	166,219	41,625	207,844
Long Duration Credit Fund
Purchases	727,055	392,851	1,119,906
Sales	694,337	327,732	1,022,069
Ultra Short Duration Bond Fund
Purchases	15,904	141,146	157,050
Sales	10,123	57,585	67,708
Emerging Markets Debt Fund
Purchases	39,713	1,033,256	1,072,969
Sales	—	1,099,197	1,099,197
Real Return Fund
Purchases	43,502	—	43,502
Sales	72,344	—	72,344
Limited Duration Bond Fund
Purchases	2,614,265	422,356	3,036,621
Sales	2,608,872	203,149	2,812,021
Intermediate Duration Credit Fund
Purchases	1,408,474	860,638	2,269,112
Sales	1,470,244	698,375	2,168,619
Dynamic Asset Allocation Fund
Purchases	—	17,409	17,409
Sales	—	130,383	130,383
Multi-Asset Real Return Fund
Purchases	113,240	113,385	226,625
Sales	71,350	74,892	146,242

9. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify for or continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

The Dynamic Asset Allocation and Multi-Asset Real Return Funds have each requested private letter rulings from the Internal Revenue Service (“IRS”) concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be “qualifying income” for regulated investment company (“RIC”) qualification purposes, regardless of whether actual distributions are made to the Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The Dynamic Asset Allocation and Multi-Asset Real Return Funds have secured an opinion of counsel based on customary representations that actual distributions made to the Funds should be treated as “qualifying income”. The Treasury released a proposed regulation in October of 2016 stating that income inclusion from a controlled foreign corporation is treated as dividends i.e. qualifying income only to the extent that the Funds received cash distributions from the subsidiary. The distribution requirement is consistent with the Funds’ policy. The Treasury released a final regulation in March 2019 reversing its position on the proposed regulation by removing the cash distribution requirement. As a conservative measure, the Funds will continue to follow their existing distribution policy.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or distributable earnings (loss), as appropriate, in the period that the differences arise.

SEI Institutional Investments Trust

The tax character of dividends and distributions paid during the last two years or periods ended May 31, were as follows:

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund
2023	$14,010	$71,794	$—	$85,804
2022	63,662	119,386	—	183,048
Large Cap Disciplined Equity Fund
2023	24,660	41,628	—	66,288
2022	206,881	223,704	—	430,585
Large Cap Index Fund
2023	29,659	203,175	—	232,834
2022	54,737	146,626	—	201,363
S&P 500 Index Fund
2023	71,949	323,137	—	395,086
2022	142,829	250,579	—	393,408
Extended Market Index Fund
2023	17,382	35,909	—	53,291
2022	48,618	227,020	—	275,638
Small Cap Fund
2023	2,901	13,653	—	16,554
2022	30,387	34,202	—	64,589
Small Cap II Fund
2023	3,326	8,143	—	11,469
2022	44,584	47,873	—	92,457
Small/Mid Cap Equity Fund
2023	12,559	48,189	—	60,748
2022	89,648	158,245	—	247,893
U.S. Equity Factor Allocation Fund
2023	23,120	73,896	—	97,016
2022	93,071	111,026	—	204,097
U.S. Managed Volatility Fund
2023	21,199	76,327	—	97,526
2022	45,633	145,119	—	190,752
Global Managed Volatility Fund
2023	135,718	100,125	—	235,843
2022	137,300	216,391	—	353,691
World Equity Ex-US Fund
2023	203,931	173,898	—	377,829
2022	558,706	1,443,526	—	2,002,232
Screened World Equity Ex-US Fund
2023	4,024	4,454	—	8,478
2022	8,124	14,822	—	22,946
World Select Equity Fund
2023	9,257	13,269	—	22,526
2022	13,875	10,337	—	24,212

Emerging Markets Equity Fund
2023	25,486	25,411	—	50,897
2022	35,006	157,154	—	192,160
Opportunistic Income Fund
2023	27,938	—	—	27,938
2022	20,910	—	—	20,910
Core Fixed Income Fund
2023	271,106	—	—	271,106
2022	179,337	—	—	179,337

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

	Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
High Yield Bond Fund
2023	$223,479	$—	$—	$223,479
2022	166,861	—	—	166,861
Long Duration Fund
2023	27,758	—	—	27,758
2022	35,410	15,247	—	50,657
Long Duration Credit Fund
2023	125,785	—	—	125,785
2022	130,871	107,804	—	238,675

Ultra Short Duration Bond Fund
2023	10,522	—	—	10,522
2022	5,654	—	—	5,654
Emerging Markets Debt Fund
2023	37,104	—	—	37,104
2022	93,762	—	—	93,762
Real Return Fund
2023	16,360	—	—	16,360
2022	20,036	—	—	20,036
Limited Duration Bond Fund
2023	47,742	—	—	47,742
2022	19,280	3,761	—	23,041
Intermediate Duration Credit Fund
2023	132,474	—	—	132,474
2022	123,298	28,243	—	151,541
Dynamic Asset Allocation Fund
2023	106,410	119,465	—	225,875
2022	147,428	195,344	—	342,772
Multi-Asset Real Return Fund
2023	96,101	—	—	96,101
2022	76,427	—	—	76,427

As of May 31, 2023, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$2,142	$25,309	$—	$—	$—	$151,252	$—	$178,703
Large Cap Disciplined Equity Fund	6,150	50	—	(22,783)	—	181,701	(5)	165,113
Large Cap Index Fund	3,314	56,796	—	—	—	1,207,882	(1)	1,267,991
S&P 500 Index Fund	10,512	185,011	—	—	—	2,374,748	(1)	2,570,270
Extended Market Index Fund	330	—	(6,420)	—	—	178,147	2	172,059
Small Cap Fund	368	—	(16,278)	—	—	6,552	1	(9,357)
Small Cap II Fund	419	451	—	—	—	19,397	(3)	20,264
Small/Mid Cap Equity Fund	6,531	—	(18,021)	(10,063)	—	53,827	(1)	32,273
U.S. Equity Factor Allocation Fund	2,750	—	—	(7,521)	—	124,407	(1)	119,635
U.S. Managed Volatility Fund	4,235	40,810	—	—	—	84,427	12	129,484
Global Managed Volatility Fund	15,956	42,580	—	—	—	(6,738)	(3)	51,795
World Equity Ex-US Fund	130,759	—	(502,251)	—	—	240,137	(1)	(131,356)
Screened World Equity Ex-US Fund	753	—	(8,124)	—	—	1,051	(1)	(6,321)
World Select Equity Fund	1,839	—	(4,017)	—	—	15,990	4	13,816
Emerging Markets Equity Fund	13,634	—	(36,045)	—	—	(5,763)	(2)	(28,176)
Opportunistic Income Fund	13,903	—	(43,592)	—	—	(19,481)	1	(49,169)
Core Fixed Income Fund	24,294	—	(625,118)	(155,614)	—	(588,026)	(27,308)	(1,371,772)
High Yield Bond Fund	74,057	—	(291,279)	—	—	(391,671)	(15,477)	(624,370)

SEI Institutional Investments Trust

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Long Duration Fund	$534	$—	$(51,835)	$(22,696)	$—	$(84,811)	$(3,450)	$(162,258)
Long Duration Credit Fund	10,428	—	(112,291)	(79,855)	—	(502,352)	(12,712)	(696,782)
Ultra Short Duration Bond Fund	1,316	—	(7,262)	(2,037)	—	(8,620)	(967)	(17,570)
Emerging Markets Debt Fund	64,501	—	(203,093)	(67,548)	—	(273,001)	(35,620)	(514,761)
Real Return Fund	2,614	—	(1,188)	(1,513)	—	(19,295)	2	(19,380)
Limited Duration Bond Fund	6,446	—	(38,443)	—	—	(47,593)	(7,639)	(87,229)
Intermediate Duration Credit Fund	82	—	(129,829)	(72,147)	—	(314,699)	(2,023)	(518,616)
Dynamic Asset Allocation Fund	5,293	146,296	—	—	—	821,551	(1)	973,139
Multi-Asset Real Return Fund	22,599	—	(67,300)	(21,276)	—	(133,728)	16	(199,689)

Post-October losses represent losses realized on investment transactions from November 1, 2022 through May 31, 2023 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year. Other temporary differences are primarily consist of straddle loss deferrals and dividend payable.

During the year ended May 31, 2023, the funds had no utilization of capital loss carryforwards to offset capital gains.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Extended Market Index Fund	6,420	–	6,420
Small Cap Fund	16,278	–	16,278
Small/Mid Cap Equity Fund	18,021	–	18,021
World Equity Ex-US Fund	387,602	114,649	502,251
Screened World Equity Ex-US Fund	8,124	–	8,124
World Select Equity Fund	4,017	–	4,017
Emerging Markets Equity Fund	33,654	2,391	36,045
Opportunistic Income Fund	799	42,793	43,592
Core Fixed Income Fund	350,313	274,805	625,118
High Yield Bond Fund	28,150	263,129	291,279
Long Duration Fund	22,591	29,244	51,835
Long Duration Credit Fund	45,281	67,010	112,291
Ultra Short Duration Bond Fund	2,790	4,472	7,262
Emerging Markets Debt Fund	133,981	69,112	203,093
Real Return Fund	1,188	–	1,188
Limited Duration Bond Fund	16,216	22,228	38,444
Intermediate Duration Credit Fund	58,412	71,417	129,829
Multi-Asset Real Return Fund	34,240	33,060	67,300

For Federal income tax purposes, the cost of investments owned at November 30, 2023, and the net realized gains or losses on investments sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in partnerships, passive foreign investment companies, defaulted bond and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at November 30, 2023, was as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$537,755	$215,435	$(14,923)	$200,512
Large Cap Disciplined Equity Fund	914,187	295,674	(17,167)	278,507
Large Cap Index Fund	395,724	1,241,942	(25,061)	1,216,881
S&P 500 Index Fund	1,829,983	2,716,421	(64,382)	2,652,039
Extended Market Index Fund	953,663	466,827	(165,813)	301,014
Small Cap Fund	210,483	37,659	(18,845)	18,814
Small Cap II Fund	231,240	47,302	(17,436)	29,866
Small/Mid Cap Equity Fund	652,277	163,749	(48,546)	115,203
U.S. Equity Factor Allocation Fund	944,912	250,291	(40,646)	209,645
U.S. Managed Volatility Fund	622,439	228,978	(56,340)	172,638
Global Managed Volatility Fund	2,011,409	176,513	(132,295)	44,218
World Equity Ex-US Fund	6,764,867	1,010,538	(299,043)	711,495
Screened World Equity Ex-US Fund	128,123	17,342	(7,532)	9,810
World Select Equity Fund	217,794	44,062	(11,214)	32,848
Emerging Markets Equity Fund	860,058	154,544	(94,881)	59,663
Opportunistic Income Fund	531,530	2,922	(13,903)	(10,981)
Core Fixed Income Fund	8,327,855	46,354	(566,967)	(520,613)
High Yield Bond Fund	2,004,580	108,423	(246,105)	(137,682)
Long Duration Fund	721,710	4,905	(90,680)	(85,775)
Long Duration Credit Fund	3,472,134	10,093	(524,593)	(514,500)
Ultra Short Duration Bond Fund	494,348	745	(6,450)	(5,705)

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Emerging Markets Debt Fund	$1,839,117	$30,496	$(161,436)	$(130,940)
Real Return Fund	302,300	121	(16,128)	(16,007)
Limited Duration Bond Fund	2,441,352	6,371	(31,748)	(25,377)
Intermediate Duration Credit Fund	4,460,688	17,268	(325,373)	(308,105)
Dynamic Asset Allocation Fund	478,264	972,723	(22,594)	950,129
Multi-Asset Real Return Fund	968,930	101,956	(21,475)	80,481

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of November 30, 2023, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

10. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, High Yield Bond, Long Duration, Long Duration Credit, Ultra Short Duration Bond, Limited Duration Bond, Intermediate Duration Credit and Multi-Asset Real Return Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The World Equity Ex-US, Screened World Equity Ex-US, World Select Equity, Emerging Markets Equity and Emerging Markets Debt Funds concentrate their investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The following descriptions provide additional information about some of the risks of investing in the Funds. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

American Depositary Receipts (ADRs) Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk—With respect to bank loans, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Collateralized Debt Obligations (CDOs) and Collateralized Loan Obligations (CLOs) Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses

SEI Institutional Investments Trust

due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below. For example, a liquidity crisis in the global credit markets could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CDOs or CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CDO’s or CLO’s expenses.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Depositary Receipts Risk — Depositary receipts, such as American Depositary Receipts, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad,

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

currency movements and different legal, regulatory, tax, accounting and audit environments.

Derivatives Risk — The Fund’s use of futures contracts, forwards contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below and market risk is described above. Many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts, options and swaps is also subject to credit risk and valuation risk. Credit risk is described below. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The Fund’s use of may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Investment/Emerging and Frontier Markets Risk — The risk that non-U.S. securities may be subject to additional price volatility, illiquidity and decreases in value due to, among other things, political, social and economic developments abroad, government ownership or control of portions of the private sector or certain companies, trade barriers and currency movements, exchange controls and managed adjustments in relative

SEI Institutional Investments Trust

currency values, and different or new and unsettled securities and tax markets, laws and regulations. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. These risks may be magnified further with respect to “frontier market countries,” which are a subset of emerging market countries with even smaller national economies.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to those countries. These events will not necessarily affect the U.S. economy or similar issuer located in the U.S.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk — The Funds’ use of derivatives may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Non-Diversified Risk — The Emerging Markets Debt and Multi-Asset Real Return Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, the Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Participation Notes (P-Notes) Risk — P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return

SEI Institutional Investments Trust

linked to a particular underlying equity, debt, currency or market. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Redemption Risk — The Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Repurchase Agreements and Reverse Repurchase Agreements Risk — In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Short Sales Risk — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2023 (Unaudited)

companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Social Investment Criteria Risk — The Screened World Equity Ex-US Fund’s portfolio is subject to certain social investment criteria, including its anti-BDS approach. As a result, the Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with the qualifying income test necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s investments and the index’s components and other factors.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. A warrant ceases to have value if it is not exercised prior to its expiration date.

Please refer to each Fund’s current prospectus for additional disclosure regarding the risks associated with investing in the Funds. The foregoing is not intended to be a complete discussion of the risks associated with the investment strategies of the Funds.

11. SECURITIES LENDING

To the extent consistent with its Investment Objective and Strategies, a Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking-to-market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity.

Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

SEI Institutional Investments Trust

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund, LP, and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

The following is a summary of securities lending agreements held by certain Funds which would be subject to offset as of November 30, 2023 ($ Thousands):

	Securities Loaned at Value	Cash Collateral Received (1)	Net Amount
Large Cap Fund	$3,212	$3,212	$–
Large Cap Disciplined Equity Fund	2,262	2,262	–
Large Cap Index Fund	2,527	2,527	–
S&P 500 Index Fund	2,549	2,549	–
Extended Market Index Fund	31,660	31,660	–
Small Cap Fund	3,155	3,155	–
Small Cap II Fund	4,979	4,979	–
Small/Mid Cap Equity Fund	9,196	9,196	–
U.S. Managed Volatility Fund	4,631	4,631	–
Global Managed Volatility Fund	38,049	38,049	–
World Equity Ex-US Fund	48,130	48,130	–
Core Fixed Income Fund	13,913	13,913	–

(1) Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See each Fund’s Schedule of Investments for the total collateral received.

12. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of November 30, 2023, SPTC held of record the following:

Fund	% Held
Large Cap Fund	53%
Large Cap Disciplined Equity Fund	62%
Large Cap Index Fund	60%
S&P 500 Index Fund	66%
Extended Market Index Fund	63%
Small Cap Fund	44%
Small Cap II Fund	49%
Small/Mid Cap Equity Fund	62%
U.S. Equity Factor Allocation Fund	68%
U.S. Managed Volatility Fund	42%
Global Managed Volatility Fund	62%
World Equity Ex-US Fund	63%
Screened World Equity Ex-US Fund	84%
World Select Equity Fund	100%
Emerging Markets Equity Fund	56%
Opportunistic Income Fund	78%
Core Fixed Income Fund	60%
High Yield Bond Fund	57%
Long Duration Fund	72%
Long Duration Credit Fund	64%
Ultra Short Duration Bond Fund	68%
Emerging Markets Debt Fund	59%
Real Return Fund	64%
Limited Duration Bond Fund	71%
Intermediate Duration Credit Fund	66%
Dynamic Asset Allocation Fund	67%
Multi-Asset Real Return Fund	71%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

SEI Institutional Investments Trust

NOTES TO FINANCIAL STATEMENTS / NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Concluded)

November 30, 2023 (Unaudited)

13. REGULATORY MATTERS

The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (LIBOR) rates. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and ceased for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, President Biden signed the Adjustable Interest Rate Act into law (the “LIBOR Act”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. In addition, on March 4, 2023, the U.K. Financial Conduct Authority announced that, starting July 1, 2023 and continuing through September 30, 2024, it will permit the publishing of 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings based on SOFR to serve as a fallback for non-U.S. contracts.

14. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements as of November 30, 2023.

SEI Institutional Investments Trust

DISCLOSURE OF FUND EXPENSES (Unaudited)

November 30, 2023 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2023 through November 30, 2023).

The table on this page illustrates your fund’s costs in two ways:

●    Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●    Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 6/1/23	Ending Account Value 11/30/23	Annualized Expense Ratios	Expenses Paid During Period *
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,095.90	0.17%	$0.89
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.15	0.17%	$0.86
Large Cap Disciplined Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,115.00	0.17%	$0.90
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.22	0.17%	$0.86
Large Cap Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,103.00	0.04%	$0.21
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.80	0.04%	$0.20
S&P 500 Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,101.60	0.05%	$0.26
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.75	0.05%	$0.25

	Beginning Account Value 6/1/23	Ending Account Value 11/30/23	Annualized Expense Ratios	Expenses Paid During Period *
Extended Market Index Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,088.80	0.06%	$0.31
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.70	0.06%	$0.30
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,054.30	0.44%	$2.27
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.86	0.44%	$2.23
Small Cap II Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,049.90	0.43%	$2.20
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.85	0.43%	$2.17
Small/Mid Cap Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,051.00	0.41%	$2.11
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.01	0.41%	$2.08

SEI Institutional Investments Trust

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

November 30, 2023 (Unaudited)

	Beginning Account Value 6/1/23	Ending Account Value 11/30/23	Annualized Expense Ratios	Expenses Paid During Period *
U.S. Equity Factor Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,099.30	0.02%	$0.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.90	0.02%	$0.10
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,049.90	0.20%	$1.02
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.00	0.20%	$1.01
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,050.70	0.24%	$1.23
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.80	0.24%	$1.21
World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,070.00	0.29%	$1.50
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.55	0.29%	$1.47
Screened World Equity Ex-US Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,067.00	0.32%	$1.65
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.40	0.32%	$1.62
World Select Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,102.80	0.35%	$1.84
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.25	0.35%	$1.77
Emerging Markets Equity Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,065.20	0.65%	$3.36
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.75	0.65%	$3.29
Opportunistic Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,046.30	0.26%	$1.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.75	0.26%	$1.26
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$992.60	0.12%	$0.60
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.40	0.12%	$0.61
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,058.50	0.28%	$1.44
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,023.60	0.28%	$1.42

	Beginning Account Value 6/1/23	Ending Account Value 11/30/23	Annualized Expense Ratios	Expenses Paid During Period *
Long Duration Fund
Actual Fund Return
Class A Shares	$1,000.00	$970.10	0.14%	$0.69
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.30	0.14%	$0.71
Long Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$984.10	0.15%	$0.75
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.32	0.15%	$0.76
Ultra Short Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,030.30	0.12%	$0.61
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.40	0.12%	$0.61
Emerging Markets Debt Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,060.70	0.42%	$2.16
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.90	0.42%	$2.12
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,014.70	0.02%	$0.10
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.90	0.02%	$0.10
Limited Duration Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,020.20	0.11%	$0.56
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.45	0.11%	$0.56
Intermediate Duration Credit Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,006.50	0.15%	$0.75
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.25	0.15%	$0.76
Dynamic Asset Allocation Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,091.30	0.03%	$0.16
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,024.85	0.03%	$0.15
Multi-Asset Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,032.30	1.38%	$7.00
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,018.12	1.38%	$6.95

* Expenses are equal to the Fund’s annualized expense ratio, including dividend expense, if applicable, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

SEI Institutional Investments Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited)

SEI Institutional Investments Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve or renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve or renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of each Sub-Adviser’s investment management and other services; (ii) each Sub-Adviser’s investment management personnel; (iii) each Sub-Adviser’s operations and financial condition; (iv) each Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays each Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the level of each Sub-Adviser’s profitability from their Fund-related operations; (vii) each Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (viii) each Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (ix) each Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

Certain Sub-Advisory Agreements were either initially approved or, if the Sub-Advisory Agreement was already in effect (unless operating under an initial two-year term), renewed at meetings of the Board held during the first half of the Trust’s fiscal year on June 12-14, 2023 and September 11-13, 2023. In each case, the Board’s approval (or renewal) was based on its consideration and evaluation of the factors described above, as discussed at the meetings

SEI Institutional Investments Trust

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENT (Unaudited) (Concluded)

and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the initial approval or renewal of the Sub-Advisory Agreements.

Performance. In determining whether to approve or renew the Sub-Advisory Agreements, the Board considered the performance of each Sub-Adviser’s managed sleeve of the applicable Fund(s) relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support the approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. Based on the materials considered and discussion at the meetings, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported the approval or renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers in connection with the Fund as Fund assets grow, and, if so, whether the benefits of such economies of scale were passed along to the Funds or Funds’ shareholders through a graduated investment advisory fee schedule or other means. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the sub-advisory fees were reasonable in light of the information that was provided by the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Institutional Investments Trust

Additionally, at a meeting held on June 12-14, 2023, the Board approved a reduction in contractual investment advisory fees for the Emerging Markets Equity Fund and Emerging Markets Debt Fund and, relatedly, approved the termination of the Emerging Markets Equity Fund’s contractual waiver, all of which went into effect as of July 1, 2023.

SEI Institutional Investments Trust

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SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2023

Robert A. Nesher, Chairman

Trustees

William M. Doran

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Donald Duncan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-120 (11/23)

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedules of Investments and Consolidated Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form.

(b) In accordance with Section 13(c) of the Investment Company Act of 1940 the Screened World Equity Ex-US Fund did not hold any divested securities during the six-months ended November 30, 2023.

Item 7. Reserved.

Item 8. Reserved.

Item 9. Reserved.

Item 10. Reserved.

Item 11. Reserved.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Investments Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: February 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: February 6, 2024

By	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO

Date: February 6, 2024